SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a) The Report to Shareholders is attached herewith.

SPDR Russell 1000 Yield Focus ETF

ONEY

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Russell 1000 Yield Focus ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Yield Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the "Fed") and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the Russell 1000 Index, which returned 23.88% during the reporting period, the Fund significantly underperformed. The Fund's focus on higher yielding dividend stocks had significant overlap with value stocks, which underperformed growth securities which in turn captured the outperformance of AI-related tech and semiconductor companies, as well as the Magnificent Seven. Because of this, value stocks significantly underperformed. The Fund also tilts towards stocks characterized by the quality and size factors, but while the quality factor slightly outperformed, the size factor underperformed, and the net impact to the Fund was negative.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ONEY	S&P 500 Index	Russell 1000 Yield Focused Factor Index
11/30/15	$10,000	$10,000	$10,000
12/31/15	$9,726	$9,843	$9,725
1/31/16	$9,407	$9,313	$9,410
2/29/16	$9,691	$9,311	$9,697
3/31/16	$10,531	$9,960	$10,539
4/30/16	$10,601	$10,013	$10,615
5/31/16	$10,589	$10,189	$10,602
6/30/16	$10,792	$10,212	$10,804
7/31/16	$11,300	$10,601	$11,312
8/31/16	$11,293	$10,615	$11,308
9/30/16	$11,314	$10,623	$11,331
10/31/16	$11,102	$10,416	$11,120
11/30/16	$11,877	$10,827	$11,896
12/31/16	$11,974	$11,030	$11,997
1/31/17	$12,216	$11,252	$12,244
2/28/17	$12,521	$11,687	$12,548
3/31/17	$12,531	$11,694	$12,546
4/30/17	$12,532	$11,818	$12,564
5/31/17	$12,400	$11,970	$12,431
6/30/17	$12,588	$12,053	$12,622
7/31/17	$12,718	$12,292	$12,755
8/31/17	$12,436	$12,330	$12,475
9/30/17	$12,870	$12,593	$12,929
10/31/17	$12,995	$12,881	$13,049
11/30/17	$13,574	$13,280	$13,635
12/31/17	$13,790	$13,427	$13,872
1/31/18	$14,179	$14,152	$14,263
2/28/18	$13,568	$13,641	$13,650
3/31/18	$13,543	$13,328	$13,587
4/30/18	$13,658	$13,396	$13,690
5/31/18	$13,947	$13,738	$14,021
6/30/18	$14,132	$13,808	$14,224
7/31/18	$14,496	$14,285	$14,610
8/31/18	$14,716	$14,779	$14,833
9/30/18	$14,706	$14,845	$14,735
10/31/18	$13,733	$13,803	$13,819
11/30/18	$14,059	$14,078	$14,171
12/31/18	$12,686	$12,792	$12,787
1/31/19	$13,917	$13,888	$14,018
2/28/19	$14,193	$14,372	$14,299
3/31/19	$14,269	$14,625	$14,390
4/30/19	$14,718	$15,229	$14,843
5/31/19	$13,712	$14,266	$13,824
6/30/19	$14,661	$15,279	$14,791
7/31/19	$14,787	$15,512	$14,925
8/31/19	$13,904	$15,227	$14,035
9/30/19	$14,795	$15,492	$14,933
10/31/19	$15,079	$15,829	$15,223
11/30/19	$15,571	$16,432	$15,717
12/31/19	$16,109	$16,904	$16,273
1/31/20	$15,317	$16,922	$15,475
2/29/20	$13,707	$15,529	$13,845
3/31/20	$10,279	$13,611	$10,384
4/30/20	$11,710	$15,356	$11,841
5/31/20	$12,265	$16,087	$12,405
6/30/20	$12,645	$16,407	$12,798
7/31/20	$12,894	$17,332	$13,044
8/31/20	$13,522	$18,578	$13,685
9/30/20	$13,134	$17,872	$13,281
10/31/20	$13,263	$17,397	$13,419
11/30/20	$15,711	$19,301	$15,900
12/31/20	$16,445	$20,043	$16,646
1/31/21	$16,633	$19,841	$16,841
2/28/21	$18,593	$20,388	$18,838
3/31/21	$19,766	$21,281	$20,018
4/30/21	$20,608	$22,416	$20,860
5/31/21	$21,379	$22,573	$21,663
6/30/21	$21,032	$23,100	$21,327
7/31/21	$21,085	$23,649	$21,380
8/31/21	$21,609	$24,368	$21,916
9/30/21	$20,795	$23,234	$21,086
10/31/21	$21,572	$24,862	$21,877
11/30/21	$21,051	$24,690	$21,355
12/31/21	$22,532	$25,796	$22,862
1/31/22	$22,182	$24,462	$22,522
2/28/22	$22,058	$23,729	$22,403
3/31/22	$22,927	$24,610	$23,283
4/30/22	$22,112	$22,464	$22,457
5/31/22	$22,579	$22,505	$22,942
6/30/22	$20,315	$20,648	$20,649
7/31/22	$21,862	$22,552	$22,230
8/31/22	$21,313	$21,632	$21,669
9/30/22	$19,157	$19,640	$19,469
10/31/22	$21,261	$21,230	$21,620
11/30/22	$22,785	$22,416	$23,173
12/31/22	$21,733	$21,125	$22,116
1/31/23	$23,335	$22,452	$23,740
2/28/23	$22,620	$21,904	$23,029
3/31/23	$22,050	$22,708	$22,443
4/30/23	$22,000	$23,063	$22,391
5/31/23	$20,686	$23,163	$21,048
6/30/23	$22,457	$24,693	$22,858
7/31/23	$23,710	$25,487	$24,138
8/31/23	$22,757	$25,081	$23,168
9/30/23	$21,752	$23,885	$22,143
10/31/23	$20,851	$23,383	$21,230
11/30/23	$22,481	$25,518	$22,894
12/31/23	$24,143	$26,678	$24,590
1/31/24	$23,615	$27,126	$24,058
2/29/24	$24,378	$28,574	$24,848
3/31/24	$26,222	$29,494	$26,737
4/30/24	$24,949	$28,290	$25,436
5/31/24	$25,791	$29,694	$26,290
6/30/24	$25,283	$30,760	$25,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/2/15
ONEY	12.72%	11.54%	11.43%
S&P 500 Index	24.56%	15.05%	13.96%
Russell 1000 Yield Focused Factor Index	12.91%	11.78%	11.69%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$785,303,531
# of Portfolio Holdings	296
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,530,619

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	8.2%
Food Products	6.3%
Electric Utilities	5.1%
Machinery	5.0%
Chemicals	4.8%
Multi-Utilities	4.0%
Consumer Staples Distribution & Retail	3.9%
Specialized REITs	3.7%
Banks	3.5%
Pharmaceuticals	3.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Bristol-Myers Squibb Co.	2.0%
Ford Motor Co.	1.5%
Diamondback Energy, Inc.	1.4%
Altria Group, Inc.	1.4%
PACCAR, Inc.	1.2%
Gilead Sciences, Inc.	1.2%
Devon Energy Corp.	1.2%
Archer-Daniels-Midland Co.	1.2%
EOG Resources, Inc.	1.1%
Sysco Corp.	1.1%

TSR AR ONEY

SPDR Russell 1000 Momentum Focus ETF

ONEO

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Russell 1000 Momentum Focus ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Momentum Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

During the reporting period, Energy was the best performing sector within the portfolio, followed by Financials and Information Technology. At the same time, Consumer Staples was the worst performing sector, followed by Communication Services and Health Care. From a single stock perspective, NVDIA was the best performing security in the portfolio, followed by Williams-Sonoma Inc and Constellation Energy. The worst performing security was Hertz Global, followed by New York Community Bancorp and ViaSat.

When we analyze the performance of the Russell 1000 Momentum Focus Index relative to the market capitalization weighted index, such as the Russell 1000 Index, we can see that the Factor Index underperformed the Russell 1000 over the reporting period. Most of the underperformance can be attributed to under-weight to Information Technology stocks, followed by Communication Services and Industrials. Under-weights to NVDIA Corp, Meta Platforms and Amazon Inc were the main relative detractors. On the positive side, over-weights to Apple Inc and NRG Energy Inc added relative value, while under-weight to Tesla also contributed positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ONEO	S&P 500 Index	Russell 1000 Momentum Focused Factor Index
11/30/15	$10,000	$10,000	$10,000
12/31/15	$9,809	$9,843	$9,809
1/31/16	$9,289	$9,313	$9,294
2/29/16	$9,445	$9,311	$9,446
3/31/16	$10,117	$9,960	$10,125
4/30/16	$10,130	$10,013	$10,140
5/31/16	$10,269	$10,189	$10,282
6/30/16	$10,310	$10,212	$10,321
7/31/16	$10,682	$10,601	$10,695
8/31/16	$10,627	$10,615	$10,640
9/30/16	$10,583	$10,623	$10,602
10/31/16	$10,385	$10,416	$10,398
11/30/16	$10,897	$10,827	$10,917
12/31/16	$11,038	$11,030	$11,057
1/31/17	$11,283	$11,252	$11,299
2/28/17	$11,629	$11,687	$11,655
3/31/17	$11,656	$11,694	$11,665
4/30/17	$11,779	$11,818	$11,791
5/31/17	$11,801	$11,970	$11,834
6/30/17	$11,823	$12,053	$11,862
7/31/17	$12,066	$12,292	$12,090
8/31/17	$12,061	$12,330	$12,482
9/30/17	$12,439	$12,593	$12,479
10/31/17	$12,726	$12,881	$12,883
11/30/17	$13,234	$13,280	$13,413
12/31/17	$13,319	$13,427	$13,518
1/31/18	$13,908	$14,152	$14,104
2/28/18	$13,370	$13,641	$13,561
3/31/18	$13,310	$13,328	$13,506
4/30/18	$13,180	$13,396	$13,376
5/31/18	$13,473	$13,738	$13,676
6/30/18	$13,478	$13,808	$13,689
7/31/18	$13,863	$14,285	$14,083
8/31/18	$14,224	$14,779	$14,455
9/30/18	$14,103	$14,845	$14,330
10/31/18	$12,890	$13,803	$13,101
11/30/18	$13,039	$14,078	$13,269
12/31/18	$11,701	$12,792	$11,915
1/31/19	$12,784	$13,888	$13,003
2/28/19	$13,244	$14,372	$13,472
3/31/19	$13,319	$14,625	$13,548
4/30/19	$13,747	$15,229	$13,993
5/31/19	$12,795	$14,266	$13,020
6/30/19	$13,710	$15,279	$13,956
7/31/19	$13,882	$15,512	$14,137
8/31/19	$13,550	$15,227	$13,802
9/30/19	$13,872	$15,492	$14,124
10/31/19	$14,048	$15,829	$14,311
11/30/19	$14,522	$16,432	$14,789
12/31/19	$14,820	$16,904	$15,100
1/31/20	$14,482	$16,922	$14,758
2/29/20	$13,146	$15,529	$13,386
3/31/20	$10,499	$13,611	$10,706
4/30/20	$12,026	$15,356	$12,265
5/31/20	$12,881	$16,087	$13,143
6/30/20	$13,092	$16,407	$13,347
7/31/20	$13,836	$17,332	$14,117
8/31/20	$14,320	$18,578	$14,616
9/30/20	$14,012	$17,872	$14,303
10/31/20	$13,992	$17,397	$14,276
11/30/20	$15,677	$19,301	$16,000
12/31/20	$16,381	$20,043	$16,727
1/31/21	$16,346	$19,841	$16,699
2/28/21	$17,102	$20,388	$17,468
3/31/21	$18,062	$21,281	$18,435
4/30/21	$18,878	$22,416	$19,288
5/31/21	$19,130	$22,573	$19,534
6/30/21	$19,151	$23,100	$19,570
7/31/21	$19,361	$23,649	$19,790
8/31/21	$19,929	$24,368	$20,372
9/30/21	$19,059	$23,234	$19,486
10/31/21	$20,147	$24,862	$20,598
11/30/21	$19,738	$24,690	$20,180
12/31/21	$20,731	$25,796	$21,201
1/31/22	$19,407	$24,462	$19,856
2/28/22	$19,233	$23,729	$19,682
3/31/22	$19,584	$24,610	$20,037
4/30/22	$18,328	$22,464	$18,756
5/31/22	$18,620	$22,505	$19,061
6/30/22	$16,883	$20,648	$17,285
7/31/22	$18,356	$22,552	$18,802
8/31/22	$17,893	$21,632	$18,332
9/30/22	$16,261	$19,640	$16,651
10/31/22	$18,075	$21,230	$18,512
11/30/22	$19,243	$22,416	$19,735
12/31/22	$18,250	$21,125	$18,703
1/31/23	$19,541	$22,452	$20,026
2/28/23	$18,992	$21,904	$19,472
3/31/23	$18,806	$22,708	$19,284
4/30/23	$18,739	$23,063	$19,210
5/31/23	$17,997	$23,163	$18,447
6/30/23	$19,640	$24,693	$20,143
7/31/23	$20,263	$25,487	$20,775
8/31/23	$19,782	$25,081	$20,290
9/30/23	$18,926	$23,885	$19,406
10/31/23	$18,108	$23,383	$18,570
11/30/23	$19,718	$25,518	$20,224
12/31/23	$21,107	$26,678	$21,652
1/31/24	$21,066	$27,126	$21,608
2/29/24	$22,290	$28,574	$22,878
3/31/24	$23,350	$29,494	$23,966
4/30/24	$21,958	$28,290	$22,533
5/31/24	$22,562	$29,694	$23,151
6/30/24	$22,425	$30,760	$23,020

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/2/15
ONEO	14.17%	10.34%	9.87%
S&P 500 Index	24.56%	15.05%	13.96%
Russell 1000 Momentum Focused Factor Index	14.29%	10.53%	10.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$145,751,747
# of Portfolio Holdings	914
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$301,520

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Insurance	5.4%
Software	5.1%
Health Care Providers & Services	4.9%
Oil, Gas & Consumable Fuels	4.8%
Semiconductors & Semiconductor Equipment	4.3%
Hotels, Restaurants & Leisure	4.1%
Specialty Retail	4.0%
Machinery	3.7%
Household Durables	3.6%
Consumer Staples Distribution & Retail	3.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
PulteGroup, Inc.	0.8%
McKesson Corp.	0.8%
Arch Capital Group Ltd.	0.7%
Lennar Corp., A	0.7%
Expedia Group, Inc.	0.6%
Diamondback Energy, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
GoDaddy, Inc., A	0.6%
DR Horton, Inc.	0.6%
Vistra Corp.	0.6%

TSR AR ONEO

SPDR Russell 1000 Low Volatility Focus ETF

ONEV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Russell 1000 Low Volatility Focus ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Low Volatility Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.

During the reporting period, the Energy sector was the best performing sector for this strategy, followed by Financials and Industrials. At the same time, Consumer Staples was the worst performing sector, followed by Communication Services and Utilities. From a single stock perspective, Williams-Sonoma was the best performing security in the Index, followed by NRG Energy Inc and SL Green Realty Corp. Hertz Global was the worst performing security in the Index, followed by New York Community Bancorp, Inc. and Leggett & Platt Inc. When we analyze the performance for this Strategy relative to a market capitalization weighted index, such as the Russell 1000 Index, we can see that during the reporting period, the Russell 1000 Low Volatility Focus Index trailed the Russell 1000 Index. Most of this underperformance can be explained by the Factor index’s underweight to Information Security stocks, followed by Communication Services and overweight to the Consumer Staples sector. From a single security perspective, the Factor Index did not hold NVDIA Corp., Meta Platforms and Amazon Inc, which are the top 3 detractors from relative performance. Simultaneously, not including Apple Inc, Tesla Inc and Johnson & Johnson contributed positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ONEV	S&P 500 Index	Russell 1000 Low Volatility Focused Factor Index
12/2/15	$10,000	$10,000	$10,000
12/31/15	$9,850	$9,843	$9,848
1/31/16	$9,546	$9,313	$9,549
2/29/16	$9,745	$9,311	$9,748
3/31/16	$10,429	$9,960	$10,437
4/30/16	$10,397	$10,013	$10,408
5/31/16	$10,580	$10,189	$10,593
6/30/16	$10,760	$10,212	$10,773
7/31/16	$11,128	$10,601	$11,142
8/31/16	$11,108	$10,615	$11,123
9/30/16	$11,011	$10,623	$11,031
10/31/16	$10,743	$10,416	$10,764
11/30/16	$11,289	$10,827	$11,312
12/31/16	$11,420	$11,030	$11,446
1/31/17	$11,618	$11,252	$11,649
2/28/17	$12,062	$11,687	$12,088
3/31/17	$12,054	$11,694	$12,087
4/30/17	$12,143	$11,818	$12,175
5/31/17	$12,202	$11,970	$12,239
6/30/17	$12,298	$12,053	$12,337
7/31/17	$12,415	$12,292	$12,458
8/31/17	$12,305	$12,330	$12,354
9/30/17	$12,581	$12,593	$12,646
10/31/17	$12,788	$12,881	$12,853
11/30/17	$13,384	$13,280	$13,451
12/31/17	$13,439	$13,427	$13,532
1/31/18	$13,952	$14,152	$14,031
2/28/18	$13,346	$13,641	$13,431
3/31/18	$13,313	$13,328	$13,396
4/30/18	$13,266	$13,396	$13,350
5/31/18	$13,456	$13,738	$13,553
6/30/18	$13,661	$13,808	$13,736
7/31/18	$14,081	$14,285	$14,199
8/31/18	$14,426	$14,779	$14,535
9/30/18	$14,393	$14,845	$14,511
10/31/18	$13,594	$13,803	$13,670
11/30/18	$13,994	$14,078	$14,119
12/31/18	$12,780	$12,792	$12,876
1/31/19	$13,870	$13,888	$13,967
2/28/19	$14,386	$14,372	$14,489
3/31/19	$14,508	$14,625	$14,614
4/30/19	$15,058	$15,229	$15,172
5/31/19	$14,348	$14,266	$14,459
6/30/19	$15,321	$15,279	$15,447
7/31/19	$15,482	$15,512	$15,610
8/31/19	$15,140	$15,227	$15,275
9/30/19	$15,664	$15,492	$15,796
10/31/19	$15,858	$15,829	$15,991
11/30/19	$16,381	$16,432	$16,526
12/31/19	$16,706	$16,904	$16,860
1/31/20	$16,407	$16,922	$16,564
2/29/20	$14,831	$15,529	$14,966
3/31/20	$12,120	$13,611	$12,225
4/30/20	$13,509	$15,356	$13,643
5/31/20	$14,286	$16,087	$14,442
6/30/20	$14,382	$16,407	$14,542
7/31/20	$15,158	$17,332	$15,327
8/31/20	$15,627	$18,578	$15,814
9/30/20	$15,268	$17,872	$15,444
10/31/20	$15,371	$17,397	$15,537
11/30/20	$17,068	$19,301	$17,253
12/31/20	$17,775	$20,043	$17,974
1/31/21	$17,574	$19,841	$17,791
2/28/21	$18,430	$20,388	$18,643
3/31/21	$19,705	$21,281	$19,928
4/30/21	$20,596	$22,416	$20,842
5/31/21	$20,886	$22,573	$21,133
6/30/21	$20,723	$23,100	$20,979
7/31/21	$21,204	$23,649	$21,466
8/31/21	$21,694	$24,368	$21,970
9/30/21	$20,661	$23,234	$20,920
10/31/21	$21,747	$24,862	$22,021
11/30/21	$21,333	$24,690	$21,613
12/31/21	$22,941	$25,796	$23,246
1/31/22	$21,630	$24,462	$21,925
2/28/22	$21,338	$23,729	$21,634
3/31/22	$22,115	$24,610	$22,422
4/30/22	$21,016	$22,464	$21,309
5/31/22	$21,280	$22,505	$21,581
6/30/22	$19,853	$20,648	$20,141
7/31/22	$21,357	$22,552	$21,674
8/31/22	$20,526	$21,632	$20,836
9/30/22	$18,722	$19,640	$18,994
10/31/22	$20,514	$21,230	$20,815
11/30/22	$21,984	$22,416	$22,331
12/31/22	$21,077	$21,125	$21,404
1/31/23	$22,329	$22,452	$22,683
2/28/23	$21,732	$21,904	$22,089
3/31/23	$21,708	$22,708	$22,060
4/30/23	$21,762	$23,063	$22,119
5/31/23	$20,773	$23,163	$21,113
6/30/23	$22,402	$24,693	$22,771
7/31/23	$23,094	$25,487	$23,482
8/31/23	$22,517	$25,081	$22,901
9/30/23	$21,760	$23,885	$22,117
10/31/23	$21,013	$23,383	$21,373
11/30/23	$22,600	$25,518	$22,990
12/31/23	$23,884	$26,678	$24,291
1/31/24	$23,748	$27,126	$24,160
2/29/24	$24,754	$28,574	$25,199
3/31/24	$25,979	$29,494	$26,446
4/30/24	$24,529	$28,290	$24,962
5/31/24	$25,171	$29,694	$25,622
6/30/24	$24,871	$30,760	$25,329

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/2/15
ONEV	11.07%	10.18%	11.21%
S&P 500 Index	24.56%	15.05%	13.96%
Russell 1000 Low Volatility Focused Factor Index	11.23%	10.40%	11.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$631,531,455
# of Portfolio Holdings	434
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,184,449

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Health Care Providers & Services	7.0%
Insurance	6.9%
Machinery	5.1%
Food Products	3.9%
Capital Markets	3.8%
Professional Services	3.8%
Electric Utilities	3.6%
Consumer Staples Distribution & Retail	3.6%
Specialty Retail	3.3%
Multi-Utilities	3.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cognizant Technology Solutions Corp., A	1.4%
Bristol-Myers Squibb Co.	1.1%
Humana, Inc.	1.1%
Arch Capital Group Ltd.	1.0%
Cardinal Health, Inc.	1.0%
Centene Corp.	0.8%
Electronic Arts, Inc.	0.7%
McKesson Corp.	0.7%
Best Buy Co., Inc.	0.7%
AutoZone, Inc.	0.7%

TSR AR ONEV

SPDR S&P 400 Mid Cap Growth ETF

MDYG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Growth ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Growth ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund’s performance was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MDYG	S&P 500 Index	S&P MidCap 400 Growth Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,585	$9,838	$9,579
8/31/14	$10,051	$10,245	$10,048
9/30/14	$9,675	$10,065	$9,671
10/31/14	$9,971	$10,311	$9,968
11/30/14	$10,211	$10,581	$10,211
12/31/14	$10,236	$10,557	$10,235
1/31/15	$10,289	$10,267	$10,293
2/28/15	$10,750	$10,860	$10,753
3/31/15	$11,011	$10,725	$11,009
4/30/15	$10,717	$10,801	$10,726
5/31/15	$11,004	$10,942	$11,005
6/30/15	$10,910	$10,737	$10,904
7/31/15	$11,164	$10,944	$11,160
8/31/15	$10,428	$10,285	$10,429
9/30/15	$10,144	$10,003	$10,146
10/31/15	$10,665	$10,813	$10,671
11/30/15	$10,798	$10,849	$10,806
12/31/15	$10,433	$10,653	$10,442
1/31/16	$9,828	$10,080	$9,833
2/29/16	$9,888	$10,077	$9,891
3/31/16	$10,566	$10,780	$10,572
4/30/16	$10,637	$10,838	$10,644
5/31/16	$10,979	$11,027	$10,994
6/30/16	$11,027	$11,053	$11,032
7/31/16	$11,520	$11,474	$11,531
8/31/16	$11,590	$11,489	$11,603
9/30/16	$11,416	$11,498	$11,445
10/31/16	$11,051	$11,274	$11,065
11/30/16	$11,690	$11,718	$11,706
12/31/16	$11,967	$11,938	$11,986
1/31/17	$12,197	$12,178	$12,220
2/28/17	$12,583	$12,650	$12,609
3/31/17	$12,565	$12,657	$12,596
4/30/17	$12,769	$12,791	$12,803
5/31/17	$12,832	$12,955	$12,862
6/30/17	$12,970	$13,046	$13,010
7/31/17	$13,071	$13,304	$13,115
8/31/17	$12,936	$13,345	$12,980
9/30/17	$13,380	$13,630	$13,425
10/31/17	$13,836	$13,942	$13,888
11/30/17	$14,345	$14,374	$14,395
12/31/17	$14,319	$14,532	$14,375
1/31/18	$14,937	$15,317	$15,000
2/28/18	$14,362	$14,764	$14,423
3/31/18	$14,520	$14,426	$14,570
4/30/18	$14,339	$14,499	$14,408
5/31/18	$14,922	$14,869	$14,987
6/30/18	$14,985	$14,945	$15,052
7/31/18	$15,189	$15,461	$15,260
8/31/18	$15,772	$15,995	$15,841
9/30/18	$15,579	$16,067	$15,647
10/31/18	$13,983	$14,939	$14,055
11/30/18	$14,459	$15,237	$14,528
12/31/18	$12,826	$13,845	$12,889
1/31/19	$14,007	$15,032	$14,088
2/28/19	$14,645	$15,555	$14,726
3/31/19	$14,738	$15,829	$14,816
4/30/19	$15,217	$16,483	$15,307
5/31/19	$14,244	$15,441	$14,334
6/30/19	$15,258	$16,537	$15,344
7/31/19	$15,431	$16,789	$15,536
8/31/19	$14,956	$16,480	$15,058
9/30/19	$15,150	$16,767	$15,251
10/31/19	$15,291	$17,132	$15,393
11/30/19	$15,771	$17,785	$15,879
12/31/19	$16,165	$18,296	$16,277
1/31/20	$15,960	$18,315	$16,081
2/29/20	$14,623	$16,807	$14,721
3/31/20	$12,159	$14,731	$12,253
4/30/20	$13,861	$16,620	$13,974
5/31/20	$15,089	$17,411	$15,220
6/30/20	$15,299	$17,758	$15,429
7/31/20	$16,236	$18,759	$16,372
8/31/20	$16,756	$20,107	$16,910
9/30/20	$16,352	$19,343	$16,508
10/31/20	$16,552	$18,829	$16,700
11/30/20	$18,611	$20,890	$18,782
12/31/20	$19,798	$21,693	$19,982
1/31/21	$20,150	$21,474	$20,351
2/28/21	$20,975	$22,066	$21,185
3/31/21	$21,481	$23,033	$21,689
4/30/21	$22,367	$24,262	$22,590
5/31/21	$21,974	$24,431	$22,193
6/30/21	$22,203	$25,002	$22,431
7/31/21	$22,411	$25,596	$22,645
8/31/21	$22,739	$26,374	$22,972
9/30/21	$21,761	$25,147	$21,992
10/31/21	$23,408	$26,909	$23,657
11/30/21	$22,573	$26,723	$22,814
12/31/21	$23,500	$27,920	$23,753
1/31/22	$21,052	$26,475	$21,286
2/28/22	$21,256	$25,683	$21,492
3/31/22	$21,365	$26,636	$21,605
4/30/22	$19,738	$24,314	$19,958
5/31/22	$19,588	$24,358	$19,809
6/30/22	$17,634	$22,348	$17,832
7/31/22	$19,869	$24,408	$20,096
8/31/22	$19,191	$23,413	$19,418
9/30/22	$17,501	$21,256	$17,700
10/31/22	$19,155	$22,977	$19,370
11/30/22	$20,246	$24,261	$20,482
12/31/22	$19,020	$22,864	$19,249
1/31/23	$20,377	$24,300	$20,620
2/28/23	$20,201	$23,707	$20,450
3/31/23	$19,970	$24,578	$20,219
4/30/23	$19,870	$24,961	$20,116
5/31/23	$19,315	$25,070	$19,556
6/30/23	$20,994	$26,726	$21,259
7/31/23	$21,789	$27,585	$22,066
8/31/23	$21,329	$27,146	$21,607
9/30/23	$20,307	$25,852	$20,570
10/31/23	$19,321	$25,308	$19,570
11/30/23	$20,786	$27,619	$21,057
12/31/23	$22,324	$28,874	$22,616
1/31/24	$22,232	$29,359	$22,534
2/29/24	$24,363	$30,927	$24,721
3/31/24	$25,773	$31,922	$26,144
4/30/24	$24,235	$30,619	$24,576
5/31/24	$25,253	$32,138	$25,589
6/30/24	$24,912	$33,292	$25,263

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
MDYG	18.65%	10.31%	9.55%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Growth Index	18.82%	10.49%	9.71%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,451,856,985
# of Portfolio Holdings	253
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$3,446,071

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Building Products	6.7%
Machinery	6.2%
Oil, Gas & Consumable Fuels	6.0%
Hotels, Restaurants & Leisure	5.4%
Specialty Retail	4.8%
Biotechnology	4.5%
Software	4.4%
Semiconductors & Semiconductor Equipment	3.9%
Commercial Services & Supplies	3.4%
Insurance	2.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Pure Storage, Inc., A	1.4%
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
Lennox International, Inc.	1.2%
EMCOR Group, Inc.	1.2%
Reliance, Inc.	1.2%
Manhattan Associates, Inc.	1.1%
Owens Corning	1.1%
Watsco, Inc.	1.1%
Casey's General Stores, Inc.	1.0%

TSR AR MDYG

SPDR S&P 400 Mid Cap Value ETF

MDYV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Value ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Value ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund’s performance was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MDYV	S&P 500 Index	S&P MidCap 400 Value Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,555	$9,838	$9,566
8/31/14	$10,058	$10,245	$10,070
9/30/14	$9,521	$10,065	$9,531
10/31/14	$9,904	$10,311	$9,918
11/30/14	$10,026	$10,581	$10,043
12/31/14	$10,172	$10,557	$10,187
1/31/15	$9,852	$10,267	$9,881
2/28/15	$10,432	$10,860	$10,462
3/31/15	$10,451	$10,725	$10,475
4/30/15	$10,413	$10,801	$10,440
5/31/15	$10,511	$10,942	$10,536
6/30/15	$10,327	$10,737	$10,353
7/31/15	$10,089	$10,944	$10,124
8/31/15	$9,642	$10,285	$9,669
9/30/15	$9,289	$10,003	$9,304
10/31/15	$9,854	$10,813	$9,877
11/30/15	$9,995	$10,849	$10,021
12/31/15	$9,480	$10,653	$9,510
1/31/16	$8,950	$10,080	$8,982
2/29/16	$9,141	$10,077	$9,184
3/31/16	$10,078	$10,780	$10,114
4/30/16	$10,251	$10,838	$10,288
5/31/16	$10,402	$11,027	$10,434
6/30/16	$10,449	$11,053	$10,484
7/31/16	$10,875	$11,474	$10,913
8/31/16	$10,916	$11,489	$10,956
9/30/16	$10,915	$11,498	$10,958
10/31/16	$10,691	$11,274	$10,729
11/30/16	$11,740	$11,718	$11,799
12/31/16	$11,972	$11,938	$12,031
1/31/17	$12,141	$12,178	$12,197
2/28/17	$12,387	$12,650	$12,440
3/31/17	$12,276	$12,657	$12,351
4/30/17	$12,270	$12,791	$12,348
5/31/17	$12,083	$12,955	$12,160
6/30/17	$12,347	$13,046	$12,420
7/31/17	$12,470	$13,304	$12,539
8/31/17	$12,209	$13,345	$12,280
9/30/17	$12,749	$13,630	$12,825
10/31/17	$12,876	$13,942	$12,953
11/30/17	$13,354	$14,374	$13,434
12/31/17	$13,428	$14,532	$13,513
1/31/18	$13,598	$15,317	$13,692
2/28/18	$12,912	$14,764	$12,999
3/31/18	$13,020	$14,426	$13,108
4/30/18	$13,096	$14,499	$13,193
5/31/18	$13,656	$14,869	$13,751
6/30/18	$13,712	$14,945	$13,809
7/31/18	$14,004	$15,461	$14,108
8/31/18	$14,357	$15,995	$14,468
9/30/18	$14,228	$16,067	$14,330
10/31/18	$12,955	$14,939	$13,058
11/30/18	$13,332	$15,237	$13,435
12/31/18	$11,822	$13,845	$11,909
1/31/19	$13,198	$15,032	$13,303
2/28/19	$13,717	$15,555	$13,826
3/31/19	$13,471	$15,829	$13,579
4/30/19	$14,107	$16,483	$14,226
5/31/19	$12,745	$15,441	$12,852
6/30/19	$13,804	$16,537	$13,918
7/31/19	$13,937	$16,789	$14,074
8/31/19	$13,194	$16,480	$13,317
9/30/19	$13,857	$16,767	$13,980
10/31/19	$14,039	$17,132	$14,166
11/30/19	$14,424	$17,785	$14,561
12/31/19	$14,872	$18,296	$15,015
1/31/20	$14,253	$18,315	$14,395
2/29/20	$12,753	$16,807	$12,862
3/31/20	$9,650	$14,731	$9,746
4/30/20	$11,031	$16,620	$11,144
5/31/20	$11,615	$17,411	$11,733
6/30/20	$11,746	$17,758	$11,865
7/31/20	$12,070	$18,759	$12,189
8/31/20	$12,527	$20,107	$12,654
9/30/20	$11,984	$19,343	$12,103
10/31/20	$12,403	$18,829	$12,526
11/30/20	$14,459	$20,890	$14,603
12/31/20	$15,412	$21,693	$15,576
1/31/21	$15,579	$21,474	$15,755
2/28/21	$17,071	$22,066	$17,258
3/31/21	$18,243	$23,033	$18,446
4/30/21	$19,109	$24,262	$19,333
5/31/21	$19,484	$24,431	$19,707
6/30/21	$18,928	$25,002	$19,154
7/31/21	$18,887	$25,596	$19,119
8/31/21	$19,343	$26,374	$19,578
9/30/21	$18,619	$25,147	$18,849
10/31/21	$19,446	$26,909	$19,684
11/30/21	$18,979	$26,723	$19,215
12/31/21	$20,096	$27,920	$20,351
1/31/22	$19,292	$26,475	$19,544
2/28/22	$19,533	$25,683	$19,790
3/31/22	$19,960	$26,636	$20,228
4/30/22	$18,640	$24,314	$18,888
5/31/22	$19,038	$24,358	$19,293
6/30/22	$17,273	$22,348	$17,500
7/31/22	$18,854	$24,408	$19,109
8/31/22	$18,309	$23,413	$18,564
9/30/22	$16,574	$21,256	$16,798
10/31/22	$18,484	$22,977	$18,735
11/30/22	$19,665	$24,261	$19,946
12/31/22	$18,666	$22,864	$18,940
1/31/23	$20,801	$24,300	$21,098
2/28/23	$20,210	$23,707	$20,508
3/31/23	$19,138	$24,578	$19,416
4/30/23	$18,933	$24,961	$19,208
5/31/23	$18,245	$25,070	$18,512
6/30/23	$20,004	$26,726	$20,295
7/31/23	$20,897	$27,585	$21,203
8/31/23	$20,104	$27,146	$20,408
9/30/23	$18,953	$25,852	$19,234
10/31/23	$17,843	$25,308	$18,104
11/30/23	$19,546	$27,619	$19,834
12/31/23	$21,530	$28,874	$21,855
1/31/24	$20,855	$29,359	$21,179
2/29/24	$21,238	$30,927	$21,589
3/31/24	$22,392	$31,922	$22,754
4/30/24	$21,046	$30,619	$21,378
5/31/24	$22,036	$32,138	$22,378
6/30/24	$21,608	$33,292	$21,953

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
MDYV	8.02%	9.38%	8.02%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Value Index	8.17%	9.54%	8.18%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,933,978
# of Portfolio Holdings	294
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,592,109

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.3%
Insurance	6.7%
Electronic Equipment, Instruments & Components	3.9%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.5%
Consumer Staples Distribution & Retail	3.1%
Specialty Retail	3.1%
Professional Services	3.0%
Metals & Mining	2.7%
Machinery	2.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Illumina, Inc.	1.3%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.0%
Fidelity National Financial, Inc.	1.0%
WP Carey, Inc.	1.0%
U.S. Foods Holding Corp.	0.9%
BJ's Wholesale Club Holdings, Inc.	0.9%
Ally Financial, Inc.	0.9%
Performance Food Group Co.	0.8%
Jones Lang LaSalle, Inc.	0.8%

TSR AR MDYV

SPDR S&P 600 Small Cap Growth ETF

SLYG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Growth ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Growth ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy despite sticky core inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SLYG	S&P 500 Index	S&P SmallCap 600 Growth Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,405	$9,838	$9,401
8/31/14	$9,780	$10,245	$9,785
9/30/14	$9,337	$10,065	$9,335
10/31/14	$9,985	$10,311	$9,987
11/30/14	$9,895	$10,581	$9,894
12/31/14	$10,184	$10,557	$10,193
1/31/15	$9,998	$10,267	$10,011
2/28/15	$10,614	$10,860	$10,627
3/31/15	$10,849	$10,725	$10,866
4/30/15	$10,541	$10,801	$10,555
5/31/15	$10,763	$10,942	$10,788
6/30/15	$10,945	$10,737	$10,959
7/31/15	$11,053	$10,944	$11,073
8/31/15	$10,411	$10,285	$10,426
9/30/15	$10,085	$10,003	$10,094
10/31/15	$10,656	$10,813	$10,671
11/30/15	$10,942	$10,849	$10,960
12/31/15	$10,454	$10,653	$10,476
1/31/16	$9,785	$10,080	$9,802
2/29/16	$9,790	$10,077	$9,821
3/31/16	$10,493	$10,780	$10,516
4/30/16	$10,520	$10,838	$10,547
5/31/16	$10,820	$11,027	$10,746
6/30/16	$10,873	$11,053	$10,792
7/31/16	$11,407	$11,474	$11,334
8/31/16	$11,592	$11,489	$11,512
9/30/16	$11,631	$11,498	$11,565
10/31/16	$11,037	$11,274	$10,962
11/30/16	$12,348	$11,718	$12,252
12/31/16	$12,769	$11,938	$12,682
1/31/17	$12,789	$12,178	$12,713
2/28/17	$13,010	$12,650	$12,933
3/31/17	$13,062	$12,657	$12,990
4/30/17	$13,212	$12,791	$13,146
5/31/17	$12,948	$12,955	$12,881
6/30/17	$13,328	$13,046	$13,261
7/31/17	$13,506	$13,304	$13,427
8/31/17	$13,173	$13,345	$13,106
9/30/17	$14,084	$13,630	$14,011
10/31/17	$14,260	$13,942	$14,187
11/30/17	$14,738	$14,374	$14,655
12/31/17	$14,621	$14,532	$14,557
1/31/18	$15,138	$15,317	$15,078
2/28/18	$14,597	$14,764	$14,537
3/31/18	$14,973	$14,426	$14,909
4/30/18	$15,035	$14,499	$14,966
5/31/18	$16,093	$14,869	$16,025
6/30/18	$16,313	$14,945	$16,246
7/31/18	$16,919	$15,461	$16,856
8/31/18	$18,039	$15,995	$17,976
9/30/18	$17,445	$16,067	$17,381
10/31/18	$15,508	$14,939	$15,456
11/30/18	$15,910	$15,237	$15,842
12/31/18	$14,002	$13,845	$13,967
1/31/19	$15,286	$15,032	$15,236
2/28/19	$15,968	$15,555	$15,921
3/31/19	$15,523	$15,829	$15,481
4/30/19	$16,051	$16,483	$16,013
5/31/19	$14,849	$15,441	$14,814
6/30/19	$15,895	$16,537	$15,867
7/31/19	$16,073	$16,789	$16,045
8/31/19	$15,445	$16,480	$15,421
9/30/19	$15,596	$16,767	$15,573
10/31/19	$15,914	$17,132	$15,883
11/30/19	$16,454	$17,785	$16,428
12/31/19	$16,934	$18,296	$16,918
1/31/20	$16,668	$18,315	$16,646
2/29/20	$15,178	$16,807	$15,142
3/31/20	$12,144	$14,731	$12,162
4/30/20	$13,616	$16,620	$13,610
5/31/20	$14,424	$17,411	$14,418
6/30/20	$14,971	$17,758	$14,966
7/31/20	$15,809	$18,759	$15,792
8/31/20	$16,263	$20,107	$16,266
9/30/20	$15,594	$19,343	$15,585
10/31/20	$15,856	$18,829	$15,843
11/30/20	$18,589	$20,890	$18,573
12/31/20	$20,239	$21,693	$20,234
1/31/21	$21,501	$21,474	$21,506
2/28/21	$22,438	$22,066	$22,472
3/31/21	$22,737	$23,033	$22,716
4/30/21	$23,162	$24,262	$23,185
5/31/21	$23,197	$24,431	$23,209
6/30/21	$23,556	$25,002	$23,571
7/31/21	$23,519	$25,596	$23,547
8/31/21	$24,019	$26,374	$24,048
9/30/21	$23,197	$25,147	$23,219
10/31/21	$24,147	$26,909	$24,173
11/30/21	$23,642	$26,723	$23,681
12/31/21	$24,772	$27,920	$24,812
1/31/22	$22,258	$26,475	$22,301
2/28/22	$22,347	$25,683	$22,390
3/31/22	$22,403	$26,636	$22,451
4/30/22	$20,284	$24,314	$20,318
5/31/22	$20,554	$24,358	$20,600
6/30/22	$18,907	$22,348	$18,945
7/31/22	$21,091	$24,408	$21,147
8/31/22	$20,122	$23,413	$20,172
9/30/22	$18,271	$21,256	$18,305
10/31/22	$20,105	$22,977	$20,143
11/30/22	$20,981	$24,261	$21,033
12/31/22	$19,521	$22,864	$19,582
1/31/23	$20,929	$24,300	$20,997
2/28/23	$20,756	$23,707	$20,828
3/31/23	$19,931	$24,578	$20,001
4/30/23	$19,312	$24,961	$19,374
5/31/23	$19,353	$25,070	$19,413
6/30/23	$20,890	$26,726	$20,957
7/31/23	$21,944	$27,585	$22,009
8/31/23	$21,191	$27,146	$21,268
9/30/23	$20,006	$25,852	$20,065
10/31/23	$18,967	$25,308	$19,029
11/30/23	$20,399	$27,619	$20,456
12/31/23	$22,850	$28,874	$22,931
1/31/24	$22,251	$29,359	$22,347
2/29/24	$23,207	$30,927	$23,303
3/31/24	$23,917	$31,922	$24,025
4/30/24	$22,789	$30,619	$22,885
5/31/24	$24,033	$32,138	$24,136
6/30/24	$23,574	$33,292	$23,688

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SLYG	12.88%	8.20%	8.96%
S&P 500 Index	24.56%	15.05%	12.86%
S&P SmallCap 600 Growth Index	13.03%	8.34%	9.11%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,226,943,974
# of Portfolio Holdings	351
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$4,337,627

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Machinery	6.4%
Software	6.2%
Specialty Retail	5.2%
Electronic Equipment, Instruments & Components	5.2%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.1%
Household Durables	4.1%
Metals & Mining	4.1%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Equipment & Supplies	3.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Abercrombie & Fitch Co., A	1.5%
Fabrinet	1.5%
Ensign Group, Inc.	1.2%
SPS Commerce, Inc.	1.2%
ATI, Inc.	1.1%
SPX Technologies, Inc.	1.1%
Mueller Industries, Inc.	1.1%
Glaukos Corp.	1.0%
Meritage Homes Corp.	1.0%
Badger Meter, Inc.	0.9%

TSR AR SLYG

SPDR S&P 600 Small Cap Value ETF

SLYV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Value ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Value ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, robust employment and consumer spending data and a resilient economy despite sticky core inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SLYV	S&P 500 Index	S&P SmallCap 600 Value Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,497	$9,838	$9,495
8/31/14	$9,918	$10,245	$9,921
9/30/14	$9,328	$10,065	$9,322
10/31/14	$9,995	$10,311	$9,991
11/30/14	$10,025	$10,581	$10,022
12/31/14	$10,283	$10,557	$10,295
1/31/15	$9,734	$10,267	$9,756
2/28/15	$10,310	$10,860	$10,331
3/31/15	$10,412	$10,725	$10,427
4/30/15	$10,227	$10,801	$10,243
5/31/15	$10,304	$10,942	$10,329
6/30/15	$10,356	$10,737	$10,375
7/31/15	$10,064	$10,944	$10,087
8/31/15	$9,613	$10,285	$9,633
9/30/15	$9,252	$10,003	$9,265
10/31/15	$9,843	$10,813	$9,863
11/30/15	$10,101	$10,849	$10,124
12/31/15	$9,576	$10,653	$9,608
1/31/16	$9,027	$10,080	$9,043
2/29/16	$9,212	$10,077	$9,237
3/31/16	$10,079	$10,780	$10,106
4/30/16	$10,289	$10,838	$10,316
5/31/16	$10,330	$11,027	$10,368
6/30/16	$10,422	$11,053	$10,449
7/31/16	$10,957	$11,474	$10,989
8/31/16	$11,076	$11,489	$11,113
9/30/16	$11,162	$11,498	$11,205
10/31/16	$10,749	$11,274	$10,789
11/30/16	$12,177	$11,718	$12,227
12/31/16	$12,578	$11,938	$12,618
1/31/17	$12,422	$12,178	$12,479
2/28/17	$12,605	$12,650	$12,659
3/31/17	$12,521	$12,657	$12,564
4/30/17	$12,582	$12,791	$12,637
5/31/17	$12,306	$12,955	$12,351
6/30/17	$12,673	$13,046	$12,725
7/31/17	$12,770	$13,304	$12,812
8/31/17	$12,414	$13,345	$12,461
9/30/17	$13,489	$13,630	$13,524
10/31/17	$13,566	$13,942	$13,609
11/30/17	$14,079	$14,374	$14,118
12/31/17	$14,011	$14,532	$14,069
1/31/18	$14,210	$15,317	$14,273
2/28/18	$13,619	$14,764	$13,679
3/31/18	$13,808	$14,426	$13,883
4/30/18	$14,050	$14,499	$14,112
5/31/18	$14,878	$14,869	$14,940
6/30/18	$14,999	$14,945	$15,073
7/31/18	$15,389	$15,461	$15,466
8/31/18	$15,871	$15,995	$15,952
9/30/18	$15,391	$16,067	$15,466
10/31/18	$13,858	$14,939	$13,933
11/30/18	$13,951	$15,237	$14,017
12/31/18	$12,223	$13,845	$12,289
1/31/19	$13,716	$15,032	$13,801
2/28/19	$14,293	$15,555	$14,382
3/31/19	$13,737	$15,829	$13,820
4/30/19	$14,330	$16,483	$14,416
5/31/19	$12,896	$15,441	$12,982
6/30/19	$13,889	$16,537	$13,993
7/31/19	$14,055	$16,789	$14,155
8/31/19	$13,328	$16,480	$13,428
9/30/19	$14,096	$16,767	$14,196
10/31/19	$14,373	$17,132	$14,466
11/30/19	$14,755	$17,785	$14,859
12/31/19	$15,187	$18,296	$15,305
1/31/20	$14,221	$18,315	$14,322
2/29/20	$12,780	$16,807	$12,856
3/31/20	$9,505	$14,731	$9,585
4/30/20	$10,809	$16,620	$10,893
5/31/20	$11,079	$17,411	$11,153
6/30/20	$11,488	$17,758	$11,561
7/31/20	$11,785	$18,759	$11,846
8/31/20	$12,387	$20,107	$12,460
9/30/20	$11,739	$19,343	$11,803
10/31/20	$12,174	$18,829	$12,231
11/30/20	$14,499	$20,890	$14,578
12/31/20	$15,597	$21,693	$15,693
1/31/21	$16,559	$21,474	$16,679
2/28/21	$18,360	$22,066	$18,483
3/31/21	$19,386	$23,033	$19,487
4/30/21	$19,729	$24,262	$19,881
5/31/21	$20,487	$24,431	$20,640
6/30/21	$20,333	$25,002	$20,498
7/31/21	$19,449	$25,596	$19,606
8/31/21	$19,819	$26,374	$19,982
9/30/21	$19,515	$25,147	$19,674
10/31/21	$20,063	$26,909	$20,231
11/30/21	$19,558	$26,723	$19,723
12/31/21	$20,364	$27,920	$20,554
1/31/22	$19,481	$26,475	$19,666
2/28/22	$19,930	$25,683	$20,126
3/31/22	$20,013	$26,636	$20,218
4/30/22	$18,779	$24,314	$18,951
5/31/22	$19,196	$24,358	$19,385
6/30/22	$17,474	$22,348	$17,643
7/31/22	$18,964	$24,408	$19,163
8/31/22	$18,181	$23,413	$18,361
9/30/22	$16,291	$21,256	$16,446
10/31/22	$18,639	$22,977	$18,816
11/30/22	$19,354	$24,261	$19,560
12/31/22	$18,096	$22,864	$18,284
1/31/23	$20,257	$24,300	$20,470
2/28/23	$19,918	$23,707	$20,130
3/31/23	$18,619	$24,578	$18,842
4/30/23	$18,185	$24,961	$18,387
5/31/23	$17,512	$25,070	$17,700
6/30/23	$18,995	$26,726	$19,209
7/31/23	$20,143	$27,585	$20,363
8/31/23	$19,148	$27,146	$19,361
9/30/23	$17,937	$25,852	$18,133
10/31/23	$16,809	$25,308	$16,994
11/30/23	$18,317	$27,619	$18,524
12/31/23	$20,765	$28,874	$21,006
1/31/24	$19,640	$29,359	$19,880
2/29/24	$20,094	$30,927	$20,346
3/31/24	$20,772	$31,922	$21,035
4/30/24	$19,433	$30,619	$19,667
5/31/24	$20,330	$32,138	$20,573
6/30/24	$19,767	$33,292	$20,014

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SLYV	4.06%	7.31%	7.05%
S&P 500 Index	24.56%	15.05%	12.86%
S&P SmallCap 600 Value Index	4.20%	7.42%	7.18%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,646,673,500
# of Portfolio Holdings	464
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$5,688,497

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	14.1%
Specialty Retail	4.1%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.2%
Insurance	3.1%
Financial Services	3.0%
Machinery	3.0%
Capital Markets	2.6%
Chemicals	2.5%
Health Care Providers & Services	2.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.1%
Organon & Co.	0.9%
Lincoln National Corp.	0.9%
Mr Cooper Group, Inc.	0.9%
Alaska Air Group, Inc.	0.9%
Jackson Financial, Inc., A	0.9%
Dycom Industries, Inc.	0.8%
VF Corp.	0.8%
Academy Sports & Outdoors, Inc.	0.7%

TSR AR SLYV

SPDR S&P 1500 Value Tilt ETF

VLU

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 1500 Value Tilt ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Value Tilt ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the performance of the S&P 500, which returned 24.56% for the reporting period, the Fund significantly underperformed. The Fund's tilt towards value stocks substantially underperformed growth stocks whose returns were characterized by the high returns of the Magnificent Seven and AI-related tech and semiconductor stocks. As a result, the Fund's value tilt strategy was unable to generate competitive returns for the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	VLU	S&P 500 Index	S&P 1500 Low Valuation Tilt Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,828	$9,838	$9,831
8/31/14	$10,214	$10,245	$10,222
9/30/14	$9,991	$10,065	$9,992
10/31/14	$10,207	$10,311	$10,219
11/30/14	$10,431	$10,581	$10,443
12/31/14	$10,464	$10,557	$10,489
1/31/15	$10,099	$10,267	$10,103
2/28/15	$10,648	$10,860	$10,662
3/31/15	$10,504	$10,725	$10,528
4/30/15	$10,625	$10,801	$10,633
5/31/15	$10,678	$10,942	$10,706
6/30/15	$10,476	$10,737	$10,502
7/31/15	$10,533	$10,944	$10,551
8/31/15	$9,907	$10,285	$9,928
9/30/15	$9,631	$10,003	$9,648
10/31/15	$10,359	$10,813	$10,380
11/30/15	$10,425	$10,849	$10,439
12/31/15	$10,162	$10,653	$10,187
1/31/16	$9,622	$10,080	$9,651
2/29/16	$9,630	$10,077	$9,656
3/31/16	$10,339	$10,780	$10,370
4/30/16	$10,478	$10,838	$10,516
5/31/16	$10,604	$11,027	$10,638
6/30/16	$10,567	$11,053	$10,596
7/31/16	$10,950	$11,474	$10,983
8/31/16	$11,064	$11,489	$11,093
9/30/16	$11,059	$11,498	$11,097
10/31/16	$10,905	$11,274	$10,941
11/30/16	$11,707	$11,718	$11,738
12/31/16	$11,972	$11,938	$12,016
1/31/17	$12,077	$12,178	$12,127
2/28/17	$12,499	$12,650	$12,539
3/31/17	$12,417	$12,657	$12,466
4/30/17	$12,431	$12,791	$12,479
5/31/17	$12,440	$12,955	$12,501
6/30/17	$12,631	$13,046	$12,679
7/31/17	$12,868	$13,304	$12,915
8/31/17	$12,766	$13,345	$12,801
9/30/17	$13,171	$13,630	$13,222
10/31/17	$13,410	$13,942	$13,457
11/30/17	$13,884	$14,374	$13,953
12/31/17	$14,082	$14,532	$14,162
1/31/18	$14,766	$15,317	$14,843
2/28/18	$14,079	$14,764	$14,157
3/31/18	$13,783	$14,426	$13,864
4/30/18	$13,902	$14,499	$13,996
5/31/18	$14,130	$14,869	$14,200
6/30/18	$14,197	$14,945	$14,268
7/31/18	$14,708	$15,461	$14,786
8/31/18	$15,088	$15,995	$15,171
9/30/18	$15,101	$16,067	$15,187
10/31/18	$14,209	$14,939	$14,289
11/30/18	$14,547	$15,237	$14,565
12/31/18	$13,012	$13,845	$13,082
1/31/19	$14,128	$15,032	$14,164
2/28/19	$14,417	$15,555	$14,519
3/31/19	$14,458	$15,829	$14,560
4/30/19	$14,998	$16,483	$15,079
5/31/19	$13,859	$15,441	$13,916
6/30/19	$14,886	$16,537	$14,987
7/31/19	$15,066	$16,789	$15,180
8/31/19	$14,566	$16,480	$14,683
9/30/19	$15,140	$16,767	$15,229
10/31/19	$15,472	$17,132	$15,528
11/30/19	$16,000	$17,785	$16,088
12/31/19	$16,443	$18,296	$16,541
1/31/20	$15,993	$18,315	$16,105
2/29/20	$14,439	$16,807	$14,542
3/31/20	$12,023	$14,731	$12,113
4/30/20	$13,691	$16,620	$13,784
5/31/20	$14,240	$17,411	$14,328
6/30/20	$14,364	$17,758	$14,491
7/31/20	$14,858	$18,759	$14,972
8/31/20	$15,642	$20,107	$15,791
9/30/20	$15,025	$19,343	$15,185
10/31/20	$14,872	$18,829	$15,022
11/30/20	$17,221	$20,890	$17,401
12/31/20	$18,000	$21,693	$18,204
1/31/21	$18,154	$21,474	$18,333
2/28/21	$19,626	$22,066	$19,802
3/31/21	$20,700	$23,033	$20,925
4/30/21	$21,563	$24,262	$21,789
5/31/21	$22,082	$24,431	$22,327
6/30/21	$21,959	$25,002	$22,210
7/31/21	$22,003	$25,596	$22,262
8/31/21	$22,538	$26,374	$22,812
9/30/21	$21,761	$25,147	$22,033
10/31/21	$22,868	$26,909	$23,156
11/30/21	$22,302	$26,723	$22,564
12/31/21	$23,589	$27,920	$23,879
1/31/22	$23,165	$26,475	$23,457
2/28/22	$22,872	$25,683	$23,172
3/31/22	$23,544	$26,636	$23,858
4/30/22	$22,141	$24,314	$22,434
5/31/22	$22,592	$24,358	$22,911
6/30/22	$20,507	$22,348	$20,780
7/31/22	$21,965	$24,408	$22,263
8/31/22	$21,342	$23,413	$21,630
9/30/22	$19,391	$21,256	$19,658
10/31/22	$21,525	$22,977	$21,826
11/30/22	$22,806	$24,261	$23,122
12/31/22	$21,659	$22,864	$21,956
1/31/23	$22,968	$24,300	$23,285
2/28/23	$22,220	$23,707	$22,567
3/31/23	$22,118	$24,578	$22,444
4/30/23	$22,387	$24,961	$22,704
5/31/23	$21,719	$25,070	$22,024
6/30/23	$23,250	$26,726	$23,554
7/31/23	$24,227	$27,585	$24,570
8/31/23	$23,601	$27,146	$23,939
9/30/23	$22,772	$25,852	$23,096
10/31/23	$22,134	$25,308	$22,448
11/30/23	$23,902	$27,619	$24,233
12/31/23	$25,353	$28,874	$25,679
1/31/24	$25,511	$29,359	$25,877
2/29/24	$26,489	$30,927	$26,906
3/31/24	$27,842	$31,922	$28,274
4/30/24	$26,558	$30,619	$26,956
5/31/24	$27,499	$32,138	$27,892
6/30/24	$27,528	$33,292	$27,954

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
VLU	18.54%	13.08%	10.66%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 1500 Low Valuation Tilt Index	18.69%	13.28%	10.83%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$352,913,967
# of Portfolio Holdings	1,472
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$349,303

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.9%
Oil, Gas & Consumable Fuels	8.6%
Health Care Providers & Services	4.9%
Insurance	4.0%
Interactive Media & Services	3.9%
Financial Services	3.7%
Semiconductors & Semiconductor Equipment	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Software	3.1%
Consumer Staples Distribution & Retail	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	2.3%
Berkshire Hathaway, Inc., B	2.3%
Alphabet, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc.	1.7%
Microsoft Corp.	1.7%
Verizon Communications, Inc.	1.6%
Walmart, Inc.	1.6%
Bank of America Corp.	1.5%

TSR AR VLU

SPDR S&P 1500 Momentum Tilt ETF

MMTM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 1500 Momentum Tilt ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Momentum Tilt ETF	$14	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the performance of the S&P 500, which returned 24.56% for the reporting period, the Fund significantly outperformed. The Fund's tilt towards high momentum securities captured the returns of the many high-performing AI-related tech and semiconductor stocks. As a result, the Fund's momentum tilt strategy successfully produced strong relative returns for the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MMTM	S&P 500 Index	S&P 1500 Positive Momentum Tilt Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,815	$9,838	$9,816
8/31/14	$10,224	$10,245	$10,231
9/30/14	$10,035	$10,065	$10,040
10/31/14	$10,284	$10,311	$10,295
11/30/14	$10,594	$10,581	$10,602
12/31/14	$10,547	$10,557	$10,566
1/31/15	$10,259	$10,267	$10,282
2/28/15	$10,809	$10,860	$10,832
3/31/15	$10,699	$10,725	$10,717
4/30/15	$10,624	$10,801	$10,642
5/31/15	$10,895	$10,942	$10,917
6/30/15	$10,747	$10,737	$10,772
7/31/15	$11,069	$10,944	$11,095
8/31/15	$10,377	$10,285	$10,406
9/30/15	$10,129	$10,003	$10,161
10/31/15	$10,909	$10,813	$10,940
11/30/15	$10,986	$10,849	$11,016
12/31/15	$10,972	$10,653	$10,901
1/31/16	$10,355	$10,080	$10,403
2/29/16	$10,452	$10,077	$10,296
3/31/16	$10,907	$10,780	$10,949
4/30/16	$10,895	$10,838	$10,926
5/31/16	$11,134	$11,027	$11,158
6/30/16	$11,288	$11,053	$11,315
7/31/16	$11,625	$11,474	$11,647
8/31/16	$11,539	$11,489	$11,559
9/30/16	$11,539	$11,498	$11,567
10/31/16	$11,250	$11,274	$11,285
11/30/16	$11,579	$11,718	$11,614
12/31/16	$11,747	$11,938	$11,828
1/31/17	$12,050	$12,178	$12,093
2/28/17	$12,467	$12,650	$12,511
3/31/17	$12,452	$12,657	$12,499
4/30/17	$12,581	$12,791	$12,629
5/31/17	$12,811	$12,955	$12,864
6/30/17	$12,878	$13,046	$12,932
7/31/17	$13,190	$13,304	$13,246
8/31/17	$13,283	$13,345	$13,348
9/30/17	$13,594	$13,630	$13,652
10/31/17	$14,074	$13,942	$14,147
11/30/17	$14,487	$14,374	$14,565
12/31/17	$14,605	$14,532	$14,663
1/31/18	$15,577	$15,317	$15,657
2/28/18	$15,188	$14,764	$15,272
3/31/18	$14,771	$14,426	$14,863
4/30/18	$14,801	$14,499	$14,907
5/31/18	$15,321	$14,869	$15,424
6/30/18	$15,317	$14,945	$15,404
7/31/18	$15,804	$15,461	$15,902
8/31/18	$16,557	$15,995	$16,643
9/30/18	$16,586	$16,067	$16,703
10/31/18	$15,401	$14,939	$15,278
11/30/18	$15,414	$15,237	$15,516
12/31/18	$14,000	$13,845	$14,120
1/31/19	$15,170	$15,032	$15,241
2/28/19	$15,706	$15,555	$15,796
3/31/19	$16,075	$15,829	$16,157
4/30/19	$16,608	$16,483	$16,676
5/31/19	$15,703	$15,441	$15,819
6/30/19	$16,725	$16,537	$16,858
7/31/19	$16,924	$16,789	$17,063
8/31/19	$16,901	$16,480	$17,038
9/30/19	$17,046	$16,767	$17,171
10/31/19	$17,255	$17,132	$17,385
11/30/19	$17,736	$17,785	$17,865
12/31/19	$18,179	$18,296	$18,327
1/31/20	$18,316	$18,315	$18,466
2/29/20	$16,842	$16,807	$16,959
3/31/20	$14,815	$14,731	$14,938
4/30/20	$16,526	$16,620	$16,647
5/31/20	$17,308	$17,411	$17,501
6/30/20	$17,835	$17,758	$17,998
7/31/20	$19,090	$18,759	$19,249
8/31/20	$20,660	$20,107	$20,855
9/30/20	$19,745	$19,343	$19,940
10/31/20	$19,177	$18,829	$19,324
11/30/20	$20,891	$20,890	$21,055
12/31/20	$21,702	$21,693	$21,904
1/31/21	$21,386	$21,474	$21,596
2/28/21	$21,603	$22,066	$21,811
3/31/21	$22,274	$23,033	$22,478
4/30/21	$23,666	$24,262	$23,907
5/31/21	$23,881	$24,431	$24,124
6/30/21	$24,383	$25,002	$24,660
7/31/21	$24,876	$25,596	$25,131
8/31/21	$25,738	$26,374	$26,007
9/30/21	$24,627	$25,147	$24,891
10/31/21	$26,668	$26,909	$26,963
11/30/21	$26,421	$26,723	$26,700
12/31/21	$27,371	$27,920	$27,651
1/31/22	$25,872	$26,475	$26,171
2/28/22	$25,221	$25,683	$25,530
3/31/22	$26,175	$26,636	$26,500
4/30/22	$23,741	$24,314	$24,037
5/31/22	$23,734	$24,358	$24,029
6/30/22	$21,851	$22,348	$22,113
7/31/22	$23,654	$24,408	$23,940
8/31/22	$22,901	$23,413	$23,175
9/30/22	$21,100	$21,256	$21,336
10/31/22	$23,124	$22,977	$23,419
11/30/22	$24,143	$24,261	$24,477
12/31/22	$22,975	$22,864	$23,263
1/31/23	$23,688	$24,300	$23,973
2/28/23	$22,971	$23,707	$23,268
3/31/23	$23,310	$24,578	$23,625
4/30/23	$23,847	$24,961	$24,163
5/31/23	$24,010	$25,070	$24,348
6/30/23	$25,662	$26,726	$26,028
7/31/23	$26,479	$27,585	$26,860
8/31/23	$26,219	$27,146	$26,601
9/30/23	$24,901	$25,852	$25,239
10/31/23	$24,423	$25,308	$24,776
11/30/23	$26,882	$27,619	$27,262
12/31/23	$28,144	$28,874	$28,558
1/31/24	$28,946	$29,359	$29,383
2/29/24	$31,090	$30,927	$31,578
3/31/24	$32,029	$31,922	$32,517
4/30/24	$30,552	$30,619	$30,999
5/31/24	$32,393	$32,138	$32,873
6/30/24	$33,923	$33,292	$34,439

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
MMTM	32.16%	15.18%	12.99%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 1500 Positive Momentum Tilt Index	32.31%	15.36%	13.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$106,800,422
# of Portfolio Holdings	1,451
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$108,290

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	19.4%
Software	12.0%
Interactive Media & Services	9.3%
Broadline Retail	5.9%
Banks	4.7%
Pharmaceuticals	3.2%
Financial Services	3.2%
Technology Hardware, Storage & Peripherals	2.7%
Oil, Gas & Consumable Fuels	2.3%
Insurance	2.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	11.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	5.8%
Alphabet, Inc.	5.3%
Meta Platforms, Inc.	4.0%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
Apple, Inc.	2.1%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc., B	1.4%

TSR AR MMTM

SPDR SSGA US Large Cap Low Volatility Index ETF

LGLV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA US Large Cap Low Volatility Index ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Large Cap Low Volatility Index ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

As 4Q23 began, markets seemed to teeter on each economic release, and the heightened sensitivity combined with the geopolitical uncertainty introduced by the attacks of October 7th in Israel caused bond market yields to spike and markets to sell-off in October. Concern about rate hikes turned into speculation about rate cuts and the possibility that the Fed might actually orchestrate an economic soft landing. This, combined with continued enthusiasm for semiconductor companies that investors believed would drive the impending A.I. revolution, induced markets to resume their gains in the last two months of the calendar year. As markets wrestled with the Fed’s slight bias towards hawkishness, A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the Reporting Period, ultimately producing strong net gains for the year.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	LGLV	S&P 500 Index	SSGA US Large Cap Low Volatility Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,788	$9,838	$9,787
8/31/14	$10,097	$10,245	$10,101
9/30/14	$10,036	$10,065	$10,039
10/31/14	$10,482	$10,311	$10,490
11/30/14	$10,760	$10,581	$10,765
12/31/14	$10,816	$10,557	$10,833
1/31/15	$10,639	$10,267	$10,656
2/28/15	$10,922	$10,860	$10,941
3/31/15	$10,806	$10,725	$10,819
4/30/15	$10,699	$10,801	$10,720
5/31/15	$10,822	$10,942	$10,844
6/30/15	$10,652	$10,737	$10,671
7/31/15	$10,986	$10,944	$11,004
8/31/15	$10,355	$10,285	$10,375
9/30/15	$10,231	$10,003	$10,252
10/31/15	$11,048	$10,813	$11,076
11/30/15	$11,140	$10,849	$11,155
12/31/15	$11,065	$10,653	$11,101
1/31/16	$10,671	$10,080	$10,705
2/29/16	$10,791	$10,077	$10,823
3/31/16	$11,550	$10,780	$11,588
4/30/16	$11,686	$10,838	$11,615
5/31/16	$11,756	$11,027	$11,786
6/30/16	$12,113	$11,053	$12,153
7/31/16	$12,386	$11,474	$12,417
8/31/16	$12,284	$11,489	$12,314
9/30/16	$12,123	$11,498	$12,141
10/31/16	$11,821	$11,274	$11,810
11/30/16	$12,112	$11,718	$12,106
12/31/16	$12,370	$11,938	$12,318
1/31/17	$12,503	$12,178	$12,479
2/28/17	$13,103	$12,650	$13,071
3/31/17	$13,074	$12,657	$13,045
4/30/17	$13,146	$12,791	$13,157
5/31/17	$13,384	$12,955	$13,402
6/30/17	$13,394	$13,046	$13,411
7/31/17	$13,637	$13,304	$13,651
8/31/17	$13,587	$13,345	$13,594
9/30/17	$13,811	$13,630	$13,825
10/31/17	$14,103	$13,942	$14,126
11/30/17	$14,534	$14,374	$14,567
12/31/17	$14,532	$14,532	$14,550
1/31/18	$15,029	$15,317	$15,053
2/28/18	$14,485	$14,764	$14,481
3/31/18	$14,504	$14,426	$14,474
4/30/18	$14,365	$14,499	$14,391
5/31/18	$14,514	$14,869	$14,519
6/30/18	$14,651	$14,945	$14,672
7/31/18	$15,288	$15,461	$15,325
8/31/18	$15,702	$15,995	$15,746
9/30/18	$15,765	$16,067	$15,849
10/31/18	$15,143	$14,939	$15,200
11/30/18	$15,797	$15,237	$15,867
12/31/18	$14,601	$13,845	$14,650
1/31/19	$15,515	$15,032	$15,567
2/28/19	$16,223	$15,555	$16,275
3/31/19	$16,534	$15,829	$16,604
4/30/19	$17,188	$16,483	$17,272
5/31/19	$16,931	$15,441	$17,015
6/30/19	$17,823	$16,537	$17,918
7/31/19	$18,125	$16,789	$18,221
8/31/19	$18,319	$16,480	$18,427
9/30/19	$18,546	$16,767	$18,645
10/31/19	$18,502	$17,132	$18,603
11/30/19	$18,849	$17,785	$18,954
12/31/19	$19,119	$18,296	$19,235
1/31/20	$19,486	$18,315	$19,606
2/29/20	$17,855	$16,807	$17,948
3/31/20	$15,249	$14,731	$15,319
4/30/20	$16,540	$16,620	$16,632
5/31/20	$17,362	$17,411	$17,458
6/30/20	$17,274	$17,758	$17,369
7/31/20	$18,138	$18,759	$18,230
8/31/20	$18,704	$20,107	$18,818
9/30/20	$18,418	$19,343	$18,529
10/31/20	$17,945	$18,829	$18,029
11/30/20	$19,918	$20,890	$20,027
12/31/20	$20,556	$21,693	$20,679
1/31/21	$19,767	$21,474	$19,886
2/28/21	$20,425	$22,066	$20,548
3/31/21	$21,578	$23,033	$21,697
4/30/21	$22,875	$24,262	$23,102
5/31/21	$22,973	$24,431	$23,205
6/30/21	$23,031	$25,002	$23,272
7/31/21	$23,958	$25,596	$24,209
8/31/21	$24,451	$26,374	$24,712
9/30/21	$23,168	$25,147	$23,413
10/31/21	$24,822	$26,909	$25,090
11/30/21	$24,420	$26,723	$24,689
12/31/21	$26,275	$27,920	$26,563
1/31/22	$24,603	$26,475	$24,887
2/28/22	$23,875	$25,683	$24,138
3/31/22	$25,132	$26,636	$25,390
4/30/22	$24,165	$24,314	$24,431
5/31/22	$24,271	$24,358	$24,545
6/30/22	$23,059	$22,348	$23,307
7/31/22	$24,430	$24,408	$24,712
8/31/22	$23,723	$23,413	$23,997
9/30/22	$21,818	$21,256	$22,052
10/31/22	$23,517	$22,977	$23,788
11/30/22	$24,934	$24,261	$25,239
12/31/22	$24,143	$22,864	$24,431
1/31/23	$24,812	$24,300	$25,111
2/28/23	$23,975	$23,707	$24,274
3/31/23	$24,448	$24,578	$24,755
4/30/23	$24,902	$24,961	$25,210
5/31/23	$23,879	$25,070	$24,172
6/30/23	$25,224	$26,726	$25,547
7/31/23	$25,562	$27,585	$25,885
8/31/23	$25,156	$27,146	$25,478
9/30/23	$24,102	$25,852	$24,404
10/31/23	$23,911	$25,308	$24,217
11/30/23	$25,562	$27,619	$25,897
12/31/23	$26,362	$28,874	$26,704
1/31/24	$26,651	$29,359	$27,009
2/29/24	$27,584	$30,927	$27,970
3/31/24	$28,414	$31,922	$28,812
4/30/24	$27,246	$30,619	$27,619
5/31/24	$27,983	$32,138	$28,354
6/30/24	$28,047	$33,292	$28,437

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
LGLV	11.16%	9.48%	10.86%
S&P 500 Index	24.56%	15.05%	12.86%
SSGA US Large Cap Low Volatility Index	11.30%	9.59%	11.02%

(1) The SSGA US Large Cap Low Volatility Index reflects linked performance returns of both the SSGA US Large Cap Low Volatility Index and the Russell 1000 Low Volatility Index. The index returns are reflective of the Russell 1000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Large Cap Low Volatility Index effective 12/13/2016.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$695,377,212
# of Portfolio Holdings	164
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$900,789

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Insurance	12.0%
Residential REITs	6.3%
Multi-Utilities	5.8%
Professional Services	4.8%
Machinery	4.6%
Software	3.6%
Capital Markets	3.5%
Specialty Retail	3.1%
Electric Utilities	3.1%
Commercial Services & Supplies	3.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Colgate-Palmolive Co.	1.5%
PepsiCo, Inc.	1.4%
Linde PLC	1.2%
Walmart, Inc.	1.2%
General Mills, Inc.	1.2%
Procter & Gamble Co.	1.1%
AvalonBay Communities, Inc.	1.1%
Duke Energy Corp.	1.1%
Republic Services, Inc.	1.1%
Equity Residential	1.1%

TSR AR LGLV

SPDR SSGA US Small Cap Low Volatility Index ETF

SMLV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA US Small Cap Low Volatility Index ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Small Cap Low Volatility Index ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc. Compared to the Russell 2000 Index, which gained 10.06% in the reporting period, the Fund slightly underperformed. Small cap securities that exhibited low volatility characteristics slightly underperformed the broader small cap market. Because the Fund's strategy targeted these securities, relative performance was negatively impacted.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SMLV	S&P 500 Index	SSGA US Small Cap Low Volatility Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,475	$9,838	$9,476
8/31/14	$9,972	$10,245	$9,979
9/30/14	$9,492	$10,065	$9,488
10/31/14	$10,364	$10,311	$10,374
11/30/14	$10,401	$10,581	$10,409
12/31/14	$10,683	$10,557	$10,690
1/31/15	$10,378	$10,267	$10,397
2/28/15	$10,749	$10,860	$10,758
3/31/15	$10,950	$10,725	$10,970
4/30/15	$10,619	$10,801	$10,640
5/31/15	$10,652	$10,942	$10,684
6/30/15	$10,705	$10,737	$10,725
7/31/15	$10,689	$10,944	$10,699
8/31/15	$10,161	$10,285	$10,187
9/30/15	$10,091	$10,003	$10,102
10/31/15	$10,736	$10,813	$10,759
11/30/15	$11,008	$10,849	$11,034
12/31/15	$10,454	$10,653	$10,499
1/31/16	$10,004	$10,080	$10,017
2/29/16	$10,123	$10,077	$10,144
3/31/16	$10,913	$10,780	$10,931
4/30/16	$10,872	$10,838	$10,889
5/31/16	$11,107	$11,027	$11,120
6/30/16	$11,147	$11,053	$11,159
7/31/16	$11,696	$11,474	$11,715
8/31/16	$11,948	$11,489	$11,973
9/30/16	$11,812	$11,498	$11,844
10/31/16	$11,636	$11,274	$11,655
11/30/16	$13,151	$11,718	$13,166
12/31/16	$13,714	$11,938	$13,893
1/31/17	$13,370	$12,178	$13,574
2/28/17	$13,462	$12,650	$13,661
3/31/17	$13,457	$12,657	$13,642
4/30/17	$13,635	$12,791	$13,830
5/31/17	$13,292	$12,955	$13,465
6/30/17	$13,583	$13,046	$13,783
7/31/17	$13,733	$13,304	$13,859
8/31/17	$13,493	$13,345	$13,630
9/30/17	$14,228	$13,630	$14,399
10/31/17	$14,260	$13,942	$14,431
11/30/17	$14,686	$14,374	$14,839
12/31/17	$14,411	$14,532	$14,554
1/31/18	$14,395	$15,317	$14,548
2/28/18	$13,746	$14,764	$13,896
3/31/18	$14,059	$14,426	$14,237
4/30/18	$14,184	$14,499	$14,355
5/31/18	$14,861	$14,869	$15,067
6/30/18	$15,195	$14,945	$15,409
7/31/18	$15,410	$15,461	$15,626
8/31/18	$15,934	$15,995	$16,169
9/30/18	$15,581	$16,067	$15,808
10/31/18	$14,502	$14,939	$14,695
11/30/18	$14,897	$15,237	$15,090
12/31/18	$13,877	$13,845	$13,716
1/31/19	$14,664	$15,032	$14,873
2/28/19	$15,182	$15,555	$15,402
3/31/19	$14,961	$15,829	$15,177
4/30/19	$15,368	$16,483	$15,601
5/31/19	$14,557	$15,441	$14,770
6/30/19	$15,374	$16,537	$15,615
7/31/19	$15,694	$16,789	$15,915
8/31/19	$15,152	$16,480	$15,381
9/30/19	$15,764	$16,767	$16,000
10/31/19	$16,169	$17,132	$16,414
11/30/19	$16,444	$17,785	$16,696
12/31/19	$16,756	$18,296	$17,019
1/31/20	$16,217	$18,315	$16,468
2/29/20	$14,730	$16,807	$14,943
3/31/20	$11,155	$14,731	$11,360
4/30/20	$12,427	$16,620	$12,678
5/31/20	$12,486	$17,411	$12,737
6/30/20	$12,970	$17,758	$13,233
7/31/20	$13,023	$18,759	$13,282
8/31/20	$13,593	$20,107	$13,869
9/30/20	$12,899	$19,343	$13,157
10/31/20	$13,115	$18,829	$13,367
11/30/20	$15,351	$20,890	$15,660
12/31/20	$16,481	$21,693	$16,821
1/31/21	$16,698	$21,474	$17,058
2/28/21	$18,478	$22,066	$18,868
3/31/21	$19,260	$23,033	$19,655
4/30/21	$19,698	$24,262	$20,136
5/31/21	$19,928	$24,431	$20,369
6/30/21	$19,609	$25,002	$20,037
7/31/21	$19,600	$25,596	$20,044
8/31/21	$20,064	$26,374	$20,520
9/30/21	$19,616	$25,147	$20,056
10/31/21	$20,385	$26,909	$20,847
11/30/21	$19,830	$26,723	$20,290
12/31/21	$21,062	$27,920	$21,548
1/31/22	$20,024	$26,475	$20,487
2/28/22	$20,018	$25,683	$20,481
3/31/22	$20,208	$26,636	$20,685
4/30/22	$19,016	$24,314	$19,447
5/31/22	$19,454	$24,358	$19,908
6/30/22	$18,607	$22,348	$19,041
7/31/22	$19,831	$24,408	$20,299
8/31/22	$19,083	$23,413	$19,526
9/30/22	$17,693	$21,256	$18,096
10/31/22	$19,772	$22,977	$20,226
11/30/22	$20,420	$24,261	$20,909
12/31/22	$19,422	$22,864	$19,882
1/31/23	$20,470	$24,300	$20,957
2/28/23	$20,241	$23,707	$20,726
3/31/23	$19,123	$24,578	$19,581
4/30/23	$18,407	$24,961	$18,838
5/31/23	$17,920	$25,070	$18,341
6/30/23	$18,894	$26,726	$19,347
7/31/23	$19,983	$27,585	$20,454
8/31/23	$19,234	$27,146	$19,694
9/30/23	$18,240	$25,852	$18,672
10/31/23	$17,505	$25,308	$17,919
11/30/23	$18,749	$27,619	$19,185
12/31/23	$20,885	$28,874	$21,379
1/31/24	$19,996	$29,359	$20,464
2/29/24	$20,202	$30,927	$20,706
3/31/24	$20,906	$31,922	$21,431
4/30/24	$19,796	$30,619	$20,301
5/31/24	$20,599	$32,138	$21,118
6/30/24	$20,715	$33,292	$21,260

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SMLV	9.65%	6.14%	7.56%
S&P 500 Index	24.56%	15.05%	12.86%
SSGA US Small Cap Low Volatility Index	9.89%	6.37%	7.69%

(1) The SSGA US Small Cap Low Volatility Index reflects linked performance returns of both the SSGA US Small Cap Low Volatility Index and the Russell 2000 Low Volatility Index. The index returns are reflective of the Russell 2000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Small Cap Low Volatility Index effective 12/13/2016.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$171,727,429
# of Portfolio Holdings	420
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$217,757

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	47.0%
Insurance	7.5%
Capital Markets	5.5%
Financial Services	5.0%
Machinery	1.8%
Consumer Finance	1.7%
Office REITs	1.5%
Electronic Equipment, Instruments & Components	1.5%
Oil, Gas & Consumable Fuels	1.5%
Health Care Equipment & Supplies	1.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Nelnet, Inc., A	1.7%
PJT Partners, Inc., A	1.6%
Hanover Insurance Group, Inc.	1.5%
Community Financial System, Inc.	1.4%
Old National Bancorp	1.4%
Enstar Group Ltd.	1.3%
NBT Bancorp, Inc.	1.3%
Park National Corp.	1.3%
City Holding Co.	1.2%
Virtu Financial, Inc., A	1.2%

TSR AR SMLV

SPDR S&P Kensho Intelligent Structures ETF

SIMS

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Kensho Intelligent Structures ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Intelligent Structures ETF	$44	0.45%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in the Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (“the Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in the Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwinds in the Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in the Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SIMS	S&P 500 Index	S&P Kensho Intelligent Infrastructure Index
11/30/17	$10,000	$10,000	$10,000
12/31/17	$9,982	$9,978	$10,005
1/31/18	$10,301	$10,517	$10,005
2/28/18	$9,869	$10,137	$9,884
3/31/18	$9,757	$9,905	$9,779
4/30/18	$9,447	$9,956	$9,470
5/31/18	$9,674	$10,209	$9,704
6/30/18	$9,666	$10,261	$9,701
7/31/18	$10,126	$10,616	$10,164
8/31/18	$10,441	$10,983	$10,486
9/30/18	$10,293	$11,032	$10,339
10/31/18	$8,928	$10,258	$8,973
11/30/18	$9,138	$10,462	$9,194
12/31/18	$8,218	$9,506	$8,272
1/31/19	$9,198	$10,321	$9,258
2/28/19	$9,716	$10,681	$9,777
3/31/19	$9,357	$10,869	$9,420
4/30/19	$9,985	$11,318	$10,050
5/31/19	$9,347	$10,602	$9,405
6/30/19	$10,145	$11,355	$10,222
7/31/19	$10,081	$11,528	$10,172
8/31/19	$9,559	$11,316	$9,646
9/30/19	$10,055	$11,513	$10,137
10/31/19	$10,296	$11,763	$10,381
11/30/19	$10,678	$12,212	$10,765
12/31/19	$11,082	$12,563	$11,192
1/31/20	$10,774	$12,575	$10,856
2/29/20	$10,052	$11,540	$10,121
3/31/20	$7,845	$10,115	$7,959
4/30/20	$8,987	$11,412	$9,050
5/31/20	$9,508	$11,955	$9,573
6/30/20	$10,185	$12,193	$10,270
7/31/20	$10,727	$12,880	$10,807
8/31/20	$11,199	$13,806	$11,288
9/30/20	$11,033	$13,282	$11,126
10/31/20	$11,057	$12,928	$11,137
11/30/20	$13,215	$14,344	$13,330
12/31/20	$14,389	$14,895	$14,516
1/31/21	$14,717	$14,745	$14,839
2/28/21	$15,137	$15,151	$15,253
3/31/21	$15,537	$15,815	$15,659
4/30/21	$15,929	$16,659	$16,065
5/31/21	$16,179	$16,775	$16,308
6/30/21	$16,426	$17,167	$16,559
7/31/21	$15,931	$17,575	$16,060
8/31/21	$16,158	$18,109	$16,291
9/30/21	$15,033	$17,267	$15,154
10/31/21	$16,290	$18,476	$16,424
11/30/21	$15,815	$18,348	$15,940
12/31/21	$15,684	$19,171	$15,824
1/31/22	$13,822	$18,179	$13,941
2/28/22	$13,645	$17,634	$13,761
3/31/22	$14,104	$18,289	$14,217
4/30/22	$12,422	$16,694	$12,502
5/31/22	$12,544	$16,725	$12,615
6/30/22	$11,157	$15,344	$11,212
7/31/22	$12,943	$16,759	$12,996
8/31/22	$12,696	$16,076	$12,736
9/30/22	$11,232	$14,595	$11,248
10/31/22	$12,208	$15,777	$12,224
11/30/22	$12,508	$16,659	$12,523
12/31/22	$11,425	$15,699	$11,431
1/31/23	$12,851	$16,685	$12,847
2/28/23	$12,330	$16,278	$12,312
3/31/23	$12,171	$16,876	$12,143
4/30/23	$11,414	$17,139	$11,377
5/31/23	$11,579	$17,214	$11,535
6/30/23	$12,696	$18,351	$12,633
7/31/23	$13,480	$18,941	$13,406
8/31/23	$12,247	$18,639	$12,181
9/30/23	$11,291	$17,750	$11,218
10/31/23	$10,112	$17,377	$10,055
11/30/23	$11,360	$18,964	$11,302
12/31/23	$12,293	$19,826	$12,209
1/31/24	$11,317	$20,159	$11,238
2/29/24	$12,151	$21,235	$12,067
3/31/24	$12,333	$21,918	$12,246
4/30/24	$11,671	$21,024	$11,576
5/31/24	$12,446	$22,068	$12,349
6/30/24	$11,881	$22,860	$11,792

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/26/17
SIMS	(6.39%)	3.22%	2.75%
S&P 500 Index	24.56%	15.05%	13.49%
S&P Kensho Intelligent Infrastructure Index	(6.66%)	2.90%	2.56%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$13,312,348
# of Portfolio Holdings	51
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$85,757

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Electrical Equipment	17.3%
Electronic Equipment, Instruments & Components	12.0%
Machinery	11.4%
Building Products	8.1%
Software	7.0%
Semiconductors & Semiconductor Equipment	5.6%
Commercial Services & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.3%
Professional Services	3.6%
Diversified Consumer Services	2.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
ADT, Inc.	2.9%
Alarm.com Holdings, Inc.	2.8%
Mueller Water Products, Inc., A	2.8%
Select Water Solutions, Inc.	2.8%
Badger Meter, Inc.	2.8%
Carrier Global Corp.	2.8%
Xylem, Inc.	2.7%
Resideo Technologies, Inc.	2.7%
Tetra Tech, Inc.	2.7%
Pentair PLC	2.7%

TSR AR SIMS

SPDR S&P Kensho Smart Mobility ETF

HAIL

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Kensho Smart Mobility ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Smart Mobility ETF	$42	0.45%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. AI-related semiconductor stocks continued to surge, revealing the investor belief that AI represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. While AI stocks and the Magnificent Seven drove broader market returns higher, many companies outside of this space fell behind, including those specializing in smart mobility.

The Fund did not invest in derivatives during the reporting period

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HAIL	S&P 500 Index	S&P Kensho Smart Transportation Index
11/30/17	$10,000	$10,000	$10,000
12/31/17	$9,953	$9,978	$9,944
1/31/18	$10,674	$10,517	$9,944
2/28/18	$10,197	$10,137	$10,196
3/31/18	$9,882	$9,905	$9,882
4/30/18	$9,855	$9,956	$9,851
5/31/18	$10,072	$10,209	$10,080
6/30/18	$9,953	$10,261	$9,962
7/31/18	$10,143	$10,616	$10,160
8/31/18	$10,291	$10,983	$10,312
9/30/18	$10,169	$11,032	$10,193
10/31/18	$9,124	$10,258	$9,148
11/30/18	$9,127	$10,462	$9,153
12/31/18	$8,006	$9,506	$8,034
1/31/19	$9,268	$10,321	$9,300
2/28/19	$9,736	$10,681	$9,770
3/31/19	$9,369	$10,869	$9,406
4/30/19	$9,929	$11,318	$9,972
5/31/19	$8,630	$10,602	$8,673
6/30/19	$9,617	$11,355	$9,670
7/31/19	$9,639	$11,528	$9,687
8/31/19	$8,736	$11,316	$8,781
9/30/19	$9,085	$11,513	$9,128
10/31/19	$9,408	$11,763	$9,449
11/30/19	$10,001	$12,212	$10,043
12/31/19	$10,432	$12,563	$10,460
1/31/20	$10,346	$12,575	$10,377
2/29/20	$9,768	$11,540	$9,767
3/31/20	$7,260	$10,115	$7,259
4/30/20	$8,706	$11,412	$8,698
5/31/20	$9,333	$11,955	$9,310
6/30/20	$11,041	$12,193	$10,997
7/31/20	$11,446	$12,880	$11,413
8/31/20	$13,219	$13,806	$13,195
9/30/20	$13,089	$13,282	$13,049
10/31/20	$13,523	$12,928	$13,463
11/30/20	$17,758	$14,344	$17,714
12/31/20	$19,175	$14,895	$19,126
1/31/21	$21,549	$14,745	$21,505
2/28/21	$21,577	$15,151	$21,510
3/31/21	$21,420	$15,815	$21,301
4/30/21	$21,238	$16,659	$21,125
5/31/21	$21,679	$16,775	$21,537
6/30/21	$21,846	$17,167	$21,712
7/31/21	$20,469	$17,575	$20,330
8/31/21	$19,916	$18,109	$19,769
9/30/21	$19,324	$17,267	$19,174
10/31/21	$20,761	$18,476	$20,606
11/30/21	$20,788	$18,348	$20,621
12/31/21	$19,570	$19,171	$19,424
1/31/22	$16,925	$18,179	$16,805
2/28/22	$16,725	$17,634	$16,629
3/31/22	$16,606	$18,289	$16,490
4/30/22	$14,279	$16,694	$14,163
5/31/22	$14,284	$16,725	$14,145
6/30/22	$12,245	$15,344	$12,130
7/31/22	$14,062	$16,759	$13,854
8/31/22	$13,361	$16,076	$13,155
9/30/22	$11,309	$14,595	$11,128
10/31/22	$11,972	$15,777	$11,777
11/30/22	$12,290	$16,659	$12,110
12/31/22	$10,637	$15,699	$10,445
1/31/23	$12,853	$16,685	$12,608
2/28/23	$12,321	$16,278	$12,076
3/31/23	$11,519	$16,876	$11,277
4/30/23	$10,416	$17,139	$10,187
5/31/23	$10,677	$17,214	$10,427
6/30/23	$12,164	$18,351	$11,865
7/31/23	$14,102	$18,941	$13,705
8/31/23	$11,851	$18,639	$11,490
9/30/23	$11,346	$17,750	$10,980
10/31/23	$9,559	$17,377	$9,241
11/30/23	$10,396	$18,964	$10,033
12/31/23	$11,662	$19,826	$11,262
1/31/24	$10,262	$20,159	$9,905
2/29/24	$10,877	$21,235	$10,466
3/31/24	$11,133	$21,918	$10,683
4/30/24	$10,171	$21,024	$9,682
5/31/24	$10,966	$22,068	$10,426
6/30/24	$10,410	$22,860	$9,884

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/26/17
HAIL	(14.40%)	1.58%	0.62%
S&P 500 Index	24.56%	15.05%	13.49%
S&P Kensho Smart Transportation Index	(16.69%)	0.44%	(0.18%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$44,215,492
# of Portfolio Holdings	74
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$210,520

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Automobiles	21.3%
Auto Components	18.6%
Semiconductors & Semiconductor Equipment	15.3%
Machinery	8.1%
Electronic Equipment, Instruments & Components	8.1%
Ground Transportation	6.2%
Electrical Equipment	5.4%
Aerospace & Defense	5.2%
Software	4.5%
Chemicals	1.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Rivian Automotive, Inc., A	2.0%
Tesla, Inc.	2.0%
Aurora Innovation, Inc.	2.0%
Canoo, Inc.	1.9%
Luminar Technologies, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
Cummins, Inc.	1.8%
Uber Technologies, Inc.	1.8%
Garrett Motion, Inc.	1.8%
Visteon Corp.	1.8%

TSR AR HAIL

SPDR S&P Kensho Future Security ETF

FITE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Kensho Future Security ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Future Security ETF	$49	0.45%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. U.S. stocks rallied in the Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in the Q1 2024. U.S. equity indices were mixed in the Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The U.S. Federal Reserve (“the Fed”), held the interest rates steady in June, maintaining the current policy rate and projecting only one rate cut in 2024. In terms of Future Security Index, the period started out very eventful on the cybersecurity front as ransomware attacks were carried out in September on Caesars Entertainment and MGM Resorts, among other well-known corporations. The continuous adoption of cloud, hybrid workforce, rapid emergence and use of AI has made security risk management a top priority.

The Fund did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FITE	S&P 500 Index	S&P Kensho Future Security Index
11/30/17	$10,000	$10,000	$10,000
12/31/17	$9,938	$9,978	$9,956
1/31/18	$10,273	$10,517	$9,956
2/28/18	$10,449	$10,137	$10,477
3/31/18	$10,422	$9,905	$10,465
4/30/18	$10,461	$9,956	$10,497
5/31/18	$10,945	$10,209	$10,987
6/30/18	$10,935	$10,261	$10,987
7/31/18	$11,273	$10,616	$11,330
8/31/18	$11,855	$10,983	$11,923
9/30/18	$12,012	$11,032	$12,089
10/31/18	$10,624	$10,258	$10,713
11/30/18	$10,813	$10,462	$10,890
12/31/18	$9,929	$9,506	$9,989
1/31/19	$11,073	$10,321	$11,116
2/28/19	$12,028	$10,681	$12,074
3/31/19	$11,899	$10,869	$11,952
4/30/19	$12,602	$11,318	$12,658
5/31/19	$11,929	$10,602	$11,987
6/30/19	$12,706	$11,355	$12,786
7/31/19	$12,985	$11,528	$13,052
8/31/19	$12,558	$11,316	$12,631
9/30/19	$12,636	$11,513	$12,709
10/31/19	$12,923	$11,763	$12,999
11/30/19	$13,317	$12,212	$13,396
12/31/19	$13,288	$12,563	$13,373
1/31/20	$13,652	$12,575	$13,746
2/29/20	$12,259	$11,540	$12,338
3/31/20	$10,535	$10,115	$10,626
4/30/20	$11,665	$11,412	$11,776
5/31/20	$12,709	$11,955	$12,832
6/30/20	$12,636	$12,193	$12,697
7/31/20	$13,040	$12,880	$13,173
8/31/20	$13,260	$13,806	$13,396
9/30/20	$12,714	$13,282	$12,849
10/31/20	$12,247	$12,928	$12,400
11/30/20	$14,061	$14,344	$14,209
12/31/20	$15,918	$14,895	$16,101
1/31/21	$16,161	$14,745	$16,319
2/28/21	$16,323	$15,151	$16,484
3/31/21	$16,643	$15,815	$16,829
4/30/21	$17,305	$16,659	$17,510
5/31/21	$17,648	$16,775	$17,861
6/30/21	$17,930	$17,167	$18,144
7/31/21	$18,051	$17,575	$18,280
8/31/21	$18,446	$18,109	$18,687
9/30/21	$17,466	$17,267	$17,691
10/31/21	$18,646	$18,476	$18,890
11/30/21	$17,667	$18,348	$17,901
12/31/21	$18,232	$19,171	$18,482
1/31/22	$16,629	$18,179	$16,879
2/28/22	$17,630	$17,634	$17,886
3/31/22	$18,292	$18,289	$18,566
4/30/22	$16,525	$16,694	$16,767
5/31/22	$16,313	$16,725	$16,561
6/30/22	$15,294	$15,344	$15,528
7/31/22	$16,160	$16,759	$16,414
8/31/22	$16,042	$16,076	$16,296
9/30/22	$14,465	$14,595	$14,693
10/31/22	$16,014	$15,777	$16,279
11/30/22	$15,512	$16,659	$15,771
12/31/22	$14,965	$15,699	$15,218
1/31/23	$15,863	$16,685	$16,140
2/28/23	$15,889	$16,278	$16,164
3/31/23	$16,141	$16,876	$16,425
4/30/23	$15,388	$17,139	$15,659
5/31/23	$16,419	$17,214	$16,716
6/30/23	$16,993	$18,351	$17,305
7/31/23	$17,266	$18,941	$17,582
8/31/23	$17,224	$18,639	$17,544
9/30/23	$16,311	$17,750	$16,614
10/31/23	$15,965	$17,377	$16,237
11/30/23	$17,797	$18,964	$18,015
12/31/23	$19,211	$19,826	$19,451
1/31/24	$19,056	$20,159	$19,287
2/29/24	$19,877	$21,235	$20,137
3/31/24	$19,959	$21,918	$20,226
4/30/24	$18,904	$21,024	$19,152
5/31/24	$19,215	$22,068	$19,469
6/30/24	$19,727	$22,860	$20,000

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/26/17
FITE	16.07%	9.17%	11.04%
S&P 500 Index	24.56%	15.05%	13.49%
S&P Kensho Future Security Index	15.58%	9.36%	11.24%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$57,710,372
# of Portfolio Holdings	66
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$188,413

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	29.6%
Aerospace & Defense	29.5%
Electronic Equipment, Instruments & Components	10.2%
Communications Equipment	8.5%
Professional Services	6.8%
IT Services	5.4%
Energy Equipment & Services	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Diversified Telecommunication Services	1.7%
Interactive Media & Services	1.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SentinelOne, Inc., A	2.0%
Varonis Systems, Inc.	1.9%
Rapid7, Inc.	1.9%
Cloudflare, Inc., A	1.9%
CyberArk Software Ltd.	1.9%
Datadog, Inc., A	1.9%
Broadcom, Inc.	1.8%
Oceaneering International, Inc.	1.8%
Parsons Corp.	1.8%
Palo Alto Networks, Inc.	1.8%

TSR AR FITE

SPDR S&P Kensho New Economies Composite ETF

KOMP

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Kensho New Economies Composite ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho New Economies Composite ETF	$20	0.20%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in the Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in the Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwinds in the Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in the Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KOMP	S&P 500 Index	S&P Kensho New Economies Composite Index
9/30/18	$10,000	$10,000	$10,000
10/31/18	$9,658	$9,842	$9,653
11/30/18	$9,886	$10,038	$9,879
12/31/18	$8,839	$9,121	$8,831
1/31/19	$9,906	$9,903	$9,903
2/28/19	$10,553	$10,248	$10,553
3/31/19	$10,427	$10,428	$10,431
4/30/19	$10,860	$10,859	$10,867
5/31/19	$10,188	$10,172	$10,196
6/30/19	$11,073	$10,895	$11,093
7/31/19	$11,324	$11,060	$11,342
8/31/19	$11,032	$10,857	$11,055
9/30/19	$11,033	$11,046	$11,057
10/31/19	$11,238	$11,287	$11,256
11/30/19	$11,691	$11,717	$11,720
12/31/19	$12,091	$12,053	$12,124
1/31/20	$12,197	$12,066	$12,227
2/29/20	$11,471	$11,073	$11,497
3/31/20	$9,523	$9,705	$9,531
4/30/20	$10,921	$10,949	$10,945
5/31/20	$11,746	$11,471	$11,773
6/30/20	$12,503	$11,699	$12,553
7/31/20	$13,396	$12,358	$13,428
8/31/20	$14,578	$13,247	$14,621
9/30/20	$14,399	$12,743	$14,438
10/31/20	$14,559	$12,404	$14,590
11/30/20	$17,778	$13,762	$17,814
12/31/20	$19,458	$14,291	$19,524
1/31/21	$21,794	$14,147	$21,848
2/28/21	$22,692	$14,537	$22,764
3/31/21	$22,940	$15,174	$22,978
4/30/21	$22,524	$15,984	$22,574
5/31/21	$22,169	$16,095	$22,199
6/30/21	$22,695	$16,471	$22,740
7/31/21	$21,621	$16,862	$21,658
8/31/21	$22,029	$17,375	$22,057
9/30/21	$20,707	$16,567	$20,724
10/31/21	$22,014	$17,728	$22,059
11/30/21	$20,886	$17,605	$20,892
12/31/21	$20,186	$18,394	$20,185
1/31/22	$17,788	$17,442	$17,805
2/28/22	$17,623	$16,920	$17,652
3/31/22	$17,813	$17,548	$17,822
4/30/22	$15,526	$16,018	$15,520
5/31/22	$15,442	$16,047	$15,435
6/30/22	$13,970	$14,722	$13,961
7/31/22	$15,435	$16,080	$15,423
8/31/22	$15,019	$15,424	$14,993
9/30/22	$13,353	$14,004	$13,317
10/31/22	$14,390	$15,137	$14,358
11/30/22	$14,696	$15,983	$14,666
12/31/22	$13,679	$15,062	$13,649
1/31/23	$15,378	$16,009	$15,329
2/28/23	$14,823	$15,618	$14,779
3/31/23	$14,857	$16,192	$14,813
4/30/23	$14,234	$16,444	$14,177
5/31/23	$14,318	$16,516	$14,256
6/30/23	$15,560	$17,607	$15,493
7/31/23	$16,605	$18,173	$16,526
8/31/23	$15,045	$17,883	$14,970
9/30/23	$13,877	$17,031	$13,795
10/31/23	$12,939	$16,673	$12,868
11/30/23	$14,628	$18,195	$14,537
12/31/23	$16,453	$19,022	$16,351
1/31/24	$15,368	$19,342	$15,281
2/29/24	$16,333	$20,374	$16,236
3/31/24	$16,936	$21,030	$16,831
4/30/24	$15,765	$20,172	$15,630
5/31/24	$16,527	$21,173	$16,386
6/30/24	$16,289	$21,934	$16,164

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/18
KOMP	4.69%	8.03%	8.96%
S&P 500 Index	24.56%	15.05%	14.71%
S&P Kensho New Economies Composite Index	4.33%	7.82%	8.81%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,883,743,580
# of Portfolio Holdings	443
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$3,618,591

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	12.4%
Aerospace & Defense	8.8%
Health Care Equipment & Supplies	7.5%
Electronic Equipment, Instruments & Components	6.8%
Financial Services	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Biotechnology	4.5%
Machinery	3.6%
Electrical Equipment	3.0%
Life Sciences Tools & Services	2.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Teledyne Technologies, Inc.	1.1%
Oceaneering International, Inc.	1.1%
Parsons Corp.	1.0%
Coinbase Global, Inc., A	1.0%
Bruker Corp.	1.0%
Leidos Holdings, Inc.	1.0%
AeroVironment, Inc.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
PTC, Inc.	0.9%
Lockheed Martin Corp.	0.8%

TSR AR KOMP

SPDR S&P Kensho Clean Power ETF

CNRG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Kensho Clean Power ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Clean Power ETF	$39	0.45%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. AI-related semiconductor stocks continued to surge, revealing the investor belief that AI represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. While AI stocks and the Magnificent Seven drove broader market returns higher, many companies outside of this space fell behind, including those specializing in clean power.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	CNRG	S&P 500 Index	S&P Kensho Clean Power Index
9/30/18	$10,000	$10,000	$10,000
10/31/18	$9,739	$9,842	$9,742
11/30/18	$10,363	$10,038	$10,464
12/31/18	$9,657	$9,121	$9,656
1/31/19	$11,089	$9,903	$11,109
2/28/19	$11,579	$10,248	$11,606
3/31/19	$11,336	$10,428	$11,366
4/30/19	$11,809	$10,859	$11,847
5/31/19	$11,675	$10,172	$11,718
6/30/19	$12,855	$10,895	$12,921
7/31/19	$13,200	$11,060	$13,259
8/31/19	$13,227	$10,857	$13,311
9/30/19	$13,243	$11,046	$13,310
10/31/19	$13,177	$11,287	$13,254
11/30/19	$13,547	$11,717	$13,629
12/31/19	$15,621	$12,053	$15,734
1/31/20	$15,740	$12,066	$15,826
2/29/20	$16,146	$11,073	$16,227
3/31/20	$12,640	$9,705	$12,684
4/30/20	$14,688	$10,949	$14,721
5/31/20	$15,758	$11,471	$15,807
6/30/20	$17,028	$11,699	$17,066
7/31/20	$19,635	$12,358	$19,711
8/31/20	$23,439	$13,247	$23,506
9/30/20	$25,091	$12,743	$25,173
10/31/20	$25,584	$12,404	$25,679
11/30/20	$32,786	$13,762	$32,936
12/31/20	$37,371	$14,291	$37,569
1/31/21	$45,140	$14,147	$45,392
2/28/21	$40,771	$14,537	$41,041
3/31/21	$39,392	$15,174	$39,606
4/30/21	$36,267	$15,984	$36,390
5/31/21	$34,918	$16,095	$35,071
6/30/21	$36,698	$16,471	$36,878
7/31/21	$34,329	$16,862	$34,501
8/31/21	$34,142	$17,375	$34,327
9/30/21	$32,646	$16,567	$32,821
10/31/21	$38,023	$17,728	$38,245
11/30/21	$35,042	$17,605	$35,253
12/31/21	$31,545	$18,394	$31,747
1/31/22	$27,952	$17,442	$28,147
2/28/22	$29,364	$16,920	$29,567
3/31/22	$31,417	$17,548	$31,641
4/30/22	$26,819	$16,018	$27,019
5/31/22	$29,005	$16,047	$29,236
6/30/22	$27,513	$14,722	$27,745
7/31/22	$32,446	$16,080	$32,738
8/31/22	$33,904	$15,424	$34,224
9/30/22	$29,962	$14,004	$30,219
10/31/22	$30,077	$15,137	$30,347
11/30/22	$32,914	$15,983	$33,230
12/31/22	$28,998	$15,062	$29,302
1/31/23	$32,518	$16,009	$32,855
2/28/23	$30,379	$15,618	$30,704
3/31/23	$30,727	$16,192	$31,069
4/30/23	$29,042	$16,444	$29,384
5/31/23	$28,395	$16,516	$28,751
6/30/23	$30,062	$17,607	$30,458
7/31/23	$29,968	$18,173	$30,354
8/31/23	$26,902	$17,883	$27,265
9/30/23	$24,046	$17,031	$24,369
10/31/23	$21,376	$16,673	$21,664
11/30/23	$23,049	$18,195	$23,369
12/31/23	$25,690	$19,022	$26,065
1/31/24	$22,146	$19,342	$22,476
2/29/24	$22,552	$20,374	$22,891
3/31/24	$23,202	$21,030	$23,563
4/30/24	$21,071	$20,172	$21,390
5/31/24	$24,353	$21,173	$24,715
6/30/24	$21,735	$21,934	$22,074

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/18
CNRG	(27.69%)	11.08%	14.64%
S&P 500 Index	24.56%	15.05%	14.71%
S&P Kensho Clean Power Index	(27.53%)	11.31%	14.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$178,946,257
# of Portfolio Holdings	46
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,090,028

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Electrical Equipment	30.2%
Independent Power and Renewable Electricity Producers	17.3%
Semiconductors & Semiconductor Equipment	15.9%
Electric Utilities	15.4%
Construction & Engineering	7.8%
Machinery	4.0%
Automobiles	2.5%
Electronic Equipment, Instruments & Components	2.3%
Diversified Consumer Services	2.3%
Building Products	2.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Sunnova Energy International, Inc.	3.2%
Avangrid, Inc.	3.1%
Atlantica Sustainable Infrastructure PLC	3.1%
ALLETE, Inc.	3.1%
Arcosa, Inc.	3.1%
NextEra Energy, Inc.	3.1%
GE Vernova, Inc.	3.0%
Ormat Technologies, Inc.	3.0%
Generac Holdings, Inc.	2.9%
Constellation Energy Corp.	2.9%

TSR AR CNRG

SPDR S&P Kensho Final Frontiers ETF

ROKT

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Kensho Final Frontiers ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Final Frontiers ETF	$46	0.45%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The AI theme was a key tailwinds in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Despite the strength in AI and increased focus on robotics, Final Frontiers Index overall performance was muted for the reporting period due to concerns over aerospace struggles and manufacturing delays.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ROKT	S&P 500 Index	S&P Kensho Final Frontiers Index
9/30/18	$10,000	$10,000	$10,000
10/31/18	$9,505	$9,842	$9,505
11/30/18	$9,517	$10,038	$9,521
12/31/18	$8,634	$9,121	$8,640
1/31/19	$9,607	$9,903	$9,616
2/28/19	$10,330	$10,248	$10,345
3/31/19	$10,049	$10,428	$10,065
4/30/19	$10,670	$10,859	$10,696
5/31/19	$10,303	$10,172	$10,329
6/30/19	$11,250	$10,895	$11,287
7/31/19	$11,479	$11,060	$11,518
8/31/19	$11,866	$10,857	$11,919
9/30/19	$11,912	$11,046	$11,965
10/31/19	$11,595	$11,287	$11,651
11/30/19	$11,956	$11,717	$12,017
12/31/19	$12,056	$12,053	$12,129
1/31/20	$12,435	$12,066	$12,500
2/29/20	$11,262	$11,073	$11,366
3/31/20	$8,844	$9,705	$8,899
4/30/20	$9,784	$10,949	$9,845
5/31/20	$10,405	$11,471	$10,476
6/30/20	$10,207	$11,699	$10,277
7/31/20	$10,298	$12,358	$10,396
8/31/20	$10,856	$13,247	$10,937
9/30/20	$10,580	$12,743	$10,664
10/31/20	$10,276	$12,404	$10,358
11/30/20	$12,365	$13,762	$12,465
12/31/20	$13,087	$14,291	$13,191
1/31/21	$12,754	$14,147	$12,873
2/28/21	$13,237	$14,537	$13,370
3/31/21	$13,768	$15,174	$13,903
4/30/21	$14,033	$15,984	$14,183
5/31/21	$14,228	$16,095	$14,383
6/30/21	$14,543	$16,471	$14,709
7/31/21	$14,192	$16,862	$14,365
8/31/21	$14,052	$17,375	$14,226
9/30/21	$13,611	$16,567	$13,783
10/31/21	$13,835	$17,728	$14,016
11/30/21	$13,136	$17,605	$13,311
12/31/21	$13,687	$18,394	$13,878
1/31/22	$12,885	$17,442	$13,069
2/28/22	$13,675	$16,920	$13,874
3/31/22	$14,157	$17,548	$14,370
4/30/22	$13,050	$16,018	$13,248
5/31/22	$13,126	$16,047	$13,334
6/30/22	$12,158	$14,722	$12,347
7/31/22	$13,338	$16,080	$13,557
8/31/22	$12,826	$15,424	$13,033
9/30/22	$11,460	$14,004	$11,640
10/31/22	$13,166	$15,137	$13,386
11/30/22	$13,659	$15,983	$13,890
12/31/22	$13,573	$15,062	$13,813
1/31/23	$14,560	$16,009	$14,829
2/28/23	$14,453	$15,618	$14,723
3/31/23	$14,114	$16,192	$14,384
4/30/23	$13,929	$16,444	$14,196
5/31/23	$13,855	$16,516	$14,128
6/30/23	$15,126	$17,607	$15,424
7/31/23	$15,218	$18,173	$15,526
8/31/23	$14,649	$17,883	$14,951
9/30/23	$13,652	$17,031	$13,934
10/31/23	$13,413	$16,673	$13,697
11/30/23	$14,484	$18,195	$14,799
12/31/23	$15,535	$19,022	$15,880
1/31/24	$14,675	$19,342	$15,005
2/29/24	$15,248	$20,374	$15,606
3/31/24	$15,587	$21,030	$15,960
4/30/24	$15,135	$20,172	$15,494
5/31/24	$15,819	$21,173	$16,198
6/30/24	$15,562	$21,934	$15,949

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/18
ROKT	2.93%	6.71%	8.09%
S&P 500 Index	24.56%	15.05%	14.71%
S&P Kensho Final Frontiers Index	3.40%	7.16%	8.55%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$15,190,432
# of Portfolio Holdings	32
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$74,383

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Aerospace & Defense	51.9%
Electronic Equipment, Instruments & Components	12.3%
Energy Equipment & Services	7.4%
Machinery	6.2%
Professional Services	6.0%
Industrial Conglomerates	4.4%
Diversified Telecommunication Services	4.2%
Semiconductors & Semiconductor Equipment	2.6%
Containers & Packaging	2.4%
Communications Equipment	2.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Oceaneering International, Inc.	4.6%
Rocket Lab USA, Inc.	4.4%
L3Harris Technologies, Inc.	4.4%
Honeywell International, Inc.	4.4%
Northrop Grumman Corp.	4.4%
Lockheed Martin Corp.	4.4%
Boeing Co.	4.3%
Moog, Inc., A	4.3%
HEICO Corp.	4.3%
Teledyne Technologies, Inc.	4.2%

TSR AR ROKT

SPDR S&P 500 ESG ETF

EFIV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 500 ESG ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 ESG ETF	$11	0.10%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (the “Fed”) and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of AI-related tech and semiconductor companies. The reporting period began just after the so-called “Magnificent Seven” stocks began dominating U.S. market returns, thereby earning their catchy moniker. But these seven tech mega-caps—Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp. and Tesla Inc.—lost some of their shine when in aggregate, they alongside the rest of the market pulled back in the third quarter of 2023. Uncertainty surrounding economic growth, inflation and the Fed’s stance on the direction of rates rattled some investors who feared that the Fed would keep rates higher for longer, cutting into economic growth more than was necessary to curtail inflation. U.S. markets continued to be strong in 2024 as Meta, NVIDIA and Amazon.com had near-record gains in February after strong earnings numbers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EFIV	S&P 500 Index	S&P 500 ESG Index
6/30/20	$10,000	$10,000	$10,000
7/31/20	$10,205	$10,110	$10,120
8/31/20	$11,005	$10,837	$10,920
9/30/20	$10,530	$10,425	$10,451
10/31/20	$10,256	$10,148	$10,165
11/30/20	$11,329	$11,259	$11,233
12/31/20	$11,704	$11,692	$11,614
1/31/21	$11,612	$11,573	$11,527
2/28/21	$11,877	$11,893	$11,787
3/31/21	$12,426	$12,413	$12,328
4/30/21	$13,147	$13,076	$13,045
5/31/21	$13,201	$13,167	$13,098
6/30/21	$13,557	$13,475	$13,465
7/31/21	$13,891	$13,795	$13,794
8/31/21	$14,322	$14,214	$14,225
9/30/21	$13,644	$13,553	$13,558
10/31/21	$14,784	$14,503	$14,688
11/30/21	$14,810	$14,402	$14,709
12/31/21	$15,402	$15,048	$15,306
1/31/22	$14,643	$14,269	$14,556
2/28/22	$14,256	$13,842	$14,173
3/31/22	$14,803	$14,356	$14,710
4/30/22	$13,447	$13,104	$13,363
5/31/22	$13,501	$13,128	$13,414
6/30/22	$12,419	$12,044	$12,338
7/31/22	$13,526	$13,155	$13,446
8/31/22	$12,940	$12,618	$12,873
9/30/22	$11,710	$11,456	$11,638
10/31/22	$12,737	$12,384	$12,670
11/30/22	$13,449	$13,076	$13,387
12/31/22	$12,667	$12,322	$12,601
1/31/23	$13,489	$13,097	$13,421
2/28/23	$13,106	$12,777	$13,044
3/31/23	$13,680	$13,246	$13,620
4/30/23	$13,956	$13,453	$13,887
5/31/23	$14,096	$13,511	$14,022
6/30/23	$14,990	$14,404	$14,928
7/31/23	$15,521	$14,867	$15,451
8/31/23	$15,274	$14,630	$15,206
9/30/23	$14,508	$13,933	$14,442
10/31/23	$14,242	$13,640	$14,181
11/30/23	$15,536	$14,885	$15,469
12/31/23	$16,199	$15,562	$16,128
1/31/24	$16,440	$15,823	$16,375
2/29/24	$17,255	$16,668	$17,198
3/31/24	$17,829	$17,204	$17,771
4/30/24	$17,187	$16,503	$17,121
5/31/24	$18,123	$17,322	$18,051
6/30/24	$18,740	$17,943	$18,674

Average Annual Total Returns (%)

Name	1 Year	Since Inception 7/27/20
EFIV	24.95%	17.10%
S&P 500 Index	24.56%	16.03%
S&P 500 ESG Index	25.09%	17.24%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,284,451,056
# of Portfolio Holdings	322
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,069,556

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	12.8%
Software	11.6%
Technology Hardware, Storage & Peripherals	9.4%
Interactive Media & Services	5.9%
Banks	4.9%
Pharmaceuticals	4.1%
Oil, Gas & Consumable Fuels	3.9%
Financial Services	3.1%
Health Care Providers & Services	2.8%
Consumer Staples Distribution & Retail	2.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	10.0%
NVIDIA Corp.	9.1%
Apple, Inc.	9.1%
Alphabet, Inc.	5.9%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	1.8%
Tesla, Inc.	1.7%
Exxon Mobil Corp.	1.6%
UnitedHealth Group, Inc.	1.4%
Visa, Inc., A	1.2%

TSR AR EFIV

SPDR S&P SmallCap 600 ESG ETF

ESIX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P SmallCap 600 ESG ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P SmallCap 600 ESG ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.

Over the past year, the S&P 600 ESG Index has outperformed the S&P 600 Index by 2.81%. Most of this outperformance was explained by overweights to Information Technology securities and Industrials.

During the Reported Period Financials, Industrials and Materials were the best performing sectors in the fund, while Utilities, Communication Services and Health Care were the bottom performers. From a single security level contribution, Abercrombie and Fitch was the best performing stock in the portfolio, followed by Powell Industries and Hibbett Inc. Forward Air Corporation was the worst performing security, followed by TTEC Holdings and iRobot Corp.

The fund did not invest in any derivative during the reported period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ESIX	S&P 500 Index	S&P SmallCap 600 ESG Index
01/10/22	$10,000	$10,000	$10,000
01/31/22	$9,403	$9,673	$9,448
02/28/22	$9,552	$9,383	$9,594
03/31/22	$9,581	$9,732	$9,655
04/30/22	$8,875	$8,883	$8,950
05/31/22	$9,035	$8,899	$9,118
06/30/22	$8,246	$8,165	$8,330
07/31/22	$9,105	$8,918	$9,182
08/31/22	$8,682	$8,554	$8,750
09/30/22	$7,833	$7,766	$7,896
10/31/22	$8,807	$8,395	$8,878
11/30/22	$9,130	$8,864	$9,215
12/31/22	$8,543	$8,353	$8,619
01/31/23	$9,311	$8,878	$9,392
02/28/23	$9,235	$8,662	$9,314
03/31/23	$8,754	$8,980	$8,827
04/30/23	$8,484	$9,120	$8,559
05/31/23	$8,348	$9,159	$8,440
06/30/23	$9,044	$9,765	$9,124
07/31/23	$9,564	$10,078	$9,648
08/31/23	$9,199	$9,918	$9,283
09/30/23	$8,685	$9,445	$8,764
10/31/23	$8,232	$9,246	$8,306
11/30/23	$8,859	$10,091	$8,957
12/31/23	$10,050	$10,549	$10,147
01/31/24	$9,693	$10,727	$9,788
02/29/24	$10,033	$11,299	$10,146
03/31/24	$10,355	$11,663	$10,456
04/30/24	$9,809	$11,188	$9,912
05/31/24	$10,294	$11,743	$10,403
06/30/24	$10,061	$12,165	$10,170

Average Annual Total Returns (%)

Name	1 Year	Since Inception 1/10/22
ESIX	11.29%	0.51%
S&P 500 Index	24.56%	8.25%
S&P SmallCap 600 ESG Index	11.47%	0.69%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$5,073,139
# of Portfolio Holdings	399
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$5,581

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.1%
Machinery	5.7%
Specialty Retail	4.8%
Electronic Equipment, Instruments & Components	4.7%
Software	3.8%
Household Durables	3.7%
Health Care Equipment & Supplies	3.7%
Semiconductors & Semiconductor Equipment	3.2%
Financial Services	3.0%
Chemicals	3.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Abercrombie & Fitch Co., A	1.1%
Fabrinet	1.1%
Ensign Group, Inc.	0.9%
SPS Commerce, Inc.	0.8%
ATI, Inc.	0.8%
SPX Technologies, Inc.	0.8%
Mueller Industries, Inc.	0.8%
Glaukos Corp.	0.7%
Meritage Homes Corp.	0.7%
Insight Enterprises, Inc.	0.7%

TSR AR ESIX

SPDR MSCI USA Climate Paris Aligned ETF

NZUS

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR MSCI USA Climate Paris Aligned ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Climate Paris Aligned ETF	$11	0.10%

How did the Fund perform last year and what affected its performance?

U.S. markets closed the calendar year of 2023 with a rally, supported by prospects of rate cuts in 2024 and encouraging Q3 2023 earnings. This rally continued in to the first calendar quarter of 2024. Communications services fared the best with strong returns by Meta, Walt Disney and Netflix. Information Technology was also a stand out with a strong rally in Nvidia Corp. The AI theme was one of the key tailwinds in Q1 and Q2 of 2024, helping to drive select big tech outperformance. US.. equity markets moved higher in May and June of 2024, posting strong returns as corporate earnings results outweighed fears that the U.S. Federal Reserve (the “Fed”) might delay rate cuts until later in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	NZUS	S&P 500 Index	MSCI USA Climate Paris Aligned Index
04/21/22	$10,000	$10,000	$10,000
04/30/22	$9,266	$9,674	$9,413
05/31/22	$9,188	$9,692	$9,335
06/30/22	$8,501	$8,892	$8,633
07/31/22	$9,406	$9,712	$9,557
08/31/22	$8,938	$9,316	$9,083
09/30/22	$8,098	$8,458	$8,226
10/31/22	$8,668	$9,142	$8,805
11/30/22	$9,132	$9,653	$9,282
12/31/22	$8,561	$9,097	$8,700
01/31/23	$9,184	$9,669	$9,336
02/28/23	$8,990	$9,433	$9,140
03/31/23	$9,344	$9,779	$9,503
04/30/23	$9,439	$9,932	$9,598
05/31/23	$9,567	$9,975	$9,727
06/30/23	$10,213	$10,634	$10,393
07/31/23	$10,528	$10,976	$10,709
08/31/23	$10,374	$10,801	$10,552
09/30/23	$9,786	$10,286	$9,954
10/31/23	$9,507	$10,070	$9,673
11/30/23	$10,519	$10,989	$10,688
12/31/23	$11,064	$11,488	$11,242
01/31/24	$11,175	$11,682	$11,359
02/29/24	$11,748	$12,305	$11,956
03/31/24	$11,984	$12,701	$12,194
04/30/24	$11,385	$12,183	$11,584
05/31/24	$12,033	$12,789	$12,236
06/30/24	$12,528	$13,247	$12,742

Average Annual Total Returns (%)

Name	1 Year	Since Inception 4/21/22
NZUS	22.61%	11.64%
S&P 500 Index	24.56%	13.69%
MSCI USA Climate Paris Aligned Index	22.60%	11.69%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,438,973
# of Portfolio Holdings	254
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$68,723

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.8%
NVIDIA Corp.	7.2%
Apple, Inc.	6.9%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.4%
Eli Lilly & Co.	2.1%
Tesla, Inc.	1.9%
Broadcom, Inc.	1.7%
Visa, Inc., A	1.6%

TSR AR NZUS

SPDR Portfolio S&P 1500 Composite Stock Market ETF

SPTM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 1500 Composite Stock Market ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year. The Fund used equity index futures in order to equitize cash and accruals during the reporting period. The Fund’s use of futures helped the Fund track the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTM	S&P 500 Index	S&P Composite 1500 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,810	$9,838	$9,803
8/31/14	$10,217	$10,245	$10,214
9/30/14	$10,012	$10,065	$10,001
10/31/14	$10,275	$10,311	$10,276
11/30/14	$10,541	$10,581	$10,525
12/31/14	$10,529	$10,557	$10,525
1/31/15	$10,239	$10,267	$10,232
2/28/15	$10,834	$10,860	$10,825
3/31/15	$10,715	$10,725	$10,715
4/30/15	$10,767	$10,801	$10,763
5/31/15	$10,907	$10,942	$10,912
6/30/15	$10,721	$10,737	$10,729
7/31/15	$10,904	$10,944	$10,909
8/31/15	$10,254	$10,285	$10,250
9/30/15	$9,946	$10,003	$9,952
10/31/15	$10,740	$10,813	$10,738
11/30/15	$10,793	$10,849	$10,797
12/31/15	$10,585	$10,653	$10,576
1/31/16	$9,990	$10,080	$9,979
2/29/16	$10,005	$10,077	$9,976
3/31/16	$10,705	$10,780	$10,678
4/30/16	$10,756	$10,838	$10,744
5/31/16	$10,950	$11,027	$10,937
6/30/16	$10,966	$11,053	$10,960
7/31/16	$11,417	$11,474	$11,395
8/31/16	$11,437	$11,489	$11,424
9/30/16	$11,441	$11,498	$11,443
10/31/16	$11,201	$11,274	$11,196
11/30/16	$11,723	$11,718	$11,697
12/31/16	$11,950	$11,938	$11,925
1/31/17	$12,167	$12,178	$12,149
2/28/17	$12,608	$12,650	$12,601
3/31/17	$12,625	$12,657	$12,610
4/30/17	$12,760	$12,791	$12,744
5/31/17	$12,895	$12,955	$12,874
6/30/17	$13,011	$13,046	$12,990
7/31/17	$13,217	$13,304	$13,235
8/31/17	$13,249	$13,345	$13,260
9/30/17	$13,570	$13,630	$13,584
10/31/17	$13,875	$13,942	$13,880
11/30/17	$14,296	$14,374	$14,314
12/31/17	$14,468	$14,532	$14,460
1/31/18	$15,200	$15,317	$15,202
2/28/18	$14,633	$14,764	$14,646
3/31/18	$14,354	$14,426	$14,357
4/30/18	$14,428	$14,499	$14,436
5/31/18	$14,839	$14,869	$14,855
6/30/18	$14,921	$14,945	$14,941
7/31/18	$15,402	$15,461	$15,425
8/31/18	$15,937	$15,995	$15,973
9/30/18	$15,975	$16,067	$16,002
10/31/18	$14,801	$14,939	$14,825
11/30/18	$15,070	$15,237	$15,113
12/31/18	$13,701	$13,845	$13,691
1/31/19	$14,901	$15,032	$14,908
2/28/19	$15,442	$15,555	$15,445
3/31/19	$15,663	$15,829	$15,664
4/30/19	$16,291	$16,483	$16,300
5/31/19	$15,238	$15,441	$15,243
6/30/19	$16,318	$16,537	$16,327
7/31/19	$16,564	$16,789	$16,566
8/31/19	$16,206	$16,480	$16,218
9/30/19	$16,505	$16,767	$16,503
10/31/19	$16,864	$17,132	$16,864
11/30/19	$17,509	$17,785	$17,508
12/31/19	$18,002	$18,296	$18,014
1/31/20	$17,962	$18,315	$18,250
2/29/20	$16,483	$16,807	$16,727
3/31/20	$14,284	$14,731	$14,539
4/30/20	$16,127	$16,620	$16,413
5/31/20	$16,911	$17,411	$17,217
6/30/20	$17,246	$17,758	$17,559
7/31/20	$18,226	$18,759	$18,532
8/31/20	$19,465	$20,107	$19,813
9/30/20	$18,736	$19,343	$19,062
10/31/20	$18,332	$18,829	$18,627
11/30/20	$20,401	$20,890	$20,733
12/31/20	$21,220	$21,693	$21,586
1/31/21	$21,075	$21,474	$21,440
2/28/21	$21,740	$22,066	$22,111
3/31/21	$22,703	$23,033	$23,077
4/30/21	$23,873	$24,262	$24,276
5/31/21	$24,049	$24,431	$24,447
6/30/21	$24,533	$25,002	$24,955
7/31/21	$25,068	$25,596	$25,486
8/31/21	$25,803	$26,374	$26,239
9/30/21	$24,620	$25,147	$25,043
10/31/21	$26,307	$26,909	$26,759
11/30/21	$26,084	$26,723	$26,528
12/31/21	$27,270	$27,920	$27,726
1/31/22	$25,800	$26,475	$26,245
2/28/22	$25,122	$25,683	$25,547
3/31/22	$26,001	$26,636	$26,440
4/30/22	$23,775	$24,314	$24,164
5/31/22	$23,832	$24,358	$24,226
6/30/22	$21,853	$22,348	$22,206
7/31/22	$23,872	$24,408	$24,277
8/31/22	$22,908	$23,413	$23,299
9/30/22	$20,807	$21,256	$21,150
10/31/22	$22,544	$22,977	$22,913
11/30/22	$23,786	$24,261	$24,193
12/31/22	$22,425	$22,864	$22,796
1/31/23	$23,890	$24,300	$24,286
2/28/23	$23,314	$23,707	$23,710
3/31/23	$24,017	$24,578	$24,428
4/30/23	$24,340	$24,961	$24,751
5/31/23	$24,395	$25,070	$24,796
6/30/23	$26,035	$26,726	$26,478
7/31/23	$26,909	$27,585	$27,357
8/31/23	$26,443	$27,146	$26,884
9/30/23	$25,179	$25,852	$25,587
10/31/23	$24,572	$25,308	$24,978
11/30/23	$26,803	$27,619	$27,246
12/31/23	$28,148	$28,874	$28,601
1/31/24	$28,514	$29,359	$28,984
2/29/24	$30,000	$30,927	$30,527
3/31/24	$31,023	$31,922	$31,550
4/30/24	$29,727	$30,619	$30,214
5/31/24	$31,197	$32,138	$31,704
6/30/24	$32,167	$33,292	$32,705

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTM	23.52%	14.53%	12.39%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Composite 1500 Index	23.52%	14.56%	12.41%

(1) Effective January 24, 2020, the Fund changed it's benchmark index from the SSGA Total Stock Market Index to the S&P Composite 1500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020. (2) Index returns represent the Fund’s prior benchmark indices from June 30, 2014 through January 23, 2020 and the S&P Composite 1500 Index from January 24, 2020 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$8,578,278,357
# of Portfolio Holdings	1,515
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,222,943

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	11.3%
Software	10.3%
Technology Hardware, Storage & Peripherals	6.5%
Interactive Media & Services	6.2%
Banks	4.2%
Broadline Retail	3.7%
Financial Services	3.7%
Pharmaceuticals	3.5%
Oil, Gas & Consumable Fuels	3.4%
Health Care Providers & Services	2.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	6.7%
NVIDIA Corp.	6.1%
Apple, Inc.	6.1%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.2%
Berkshire Hathaway, Inc., B	1.5%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.4%
JPMorgan Chase & Co.	1.2%

TSR AR SPTM

SPDR Portfolio S&P 500 ETF

SPLG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 ETF	$2	0.02%

Effective August 1, 2023 the management fee was reduced from 0.03% to 0.02%.

How did the Fund perform last year and what affected its performance?

Performance was weak during the 1st quarter of the fiscal year as challenging inflation prints contributed to reduced optimism regarding the timing and magnitude of Federal Reserve rate cuts. These rate concerns combined with signs that growth was slowing led to the market’s decline during the 1st quarter. Conversely, the 2nd quarter of the fiscal year was marked by a dramatic change in returns as the S&P 500 gained over 11% during this period. This was driven by better growth, incremental progress on the inflation front and AI related optimism. The second half of the fiscal year continued the strong market returns from the second quarter. Though there were concerns regarding the stickiness of inflation during the early part of the period by the end of the period the market was convinced that real inflation progress was occurring especially in regard to the last mile of inflation. There were other signs most notably in the labor market that perhaps the Federal Reserve was going to pull of the challenging act of a soft landing. This combined with continued earnings growth and even increasing levels of AI related optimism led to the market appreciating by over 15% over the final 2 quarters of the fiscal year.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPLG	S&P 500 Index
6/30/14	$10,000	$10,000
7/31/14	$9,840	$9,838
8/31/14	$10,244	$10,245
9/30/14	$10,066	$10,065
10/31/14	$10,310	$10,311
11/30/14	$10,586	$10,581
12/31/14	$10,553	$10,557
1/31/15	$10,260	$10,267
2/28/15	$10,860	$10,860
3/31/15	$10,723	$10,725
4/30/15	$10,794	$10,801
5/31/15	$10,940	$10,942
6/30/15	$10,726	$10,737
7/31/15	$10,946	$10,944
8/31/15	$10,286	$10,285
9/30/15	$9,992	$10,003
10/31/15	$10,807	$10,813
11/30/15	$10,853	$10,849
12/31/15	$10,654	$10,653
1/31/16	$10,074	$10,080
2/29/16	$10,069	$10,077
3/31/16	$10,768	$10,780
4/30/16	$10,835	$10,838
5/31/16	$11,031	$11,027
6/30/16	$11,044	$11,053
7/31/16	$11,460	$11,474
8/31/16	$11,478	$11,489
9/30/16	$11,493	$11,498
10/31/16	$11,277	$11,274
11/30/16	$11,721	$11,718
12/31/16	$11,946	$11,938
1/31/17	$12,178	$12,178
2/28/17	$12,626	$12,650
3/31/17	$12,664	$12,657
4/30/17	$12,790	$12,791
5/31/17	$12,938	$12,955
6/30/17	$13,046	$13,046
7/31/17	$13,299	$13,304
8/31/17	$13,324	$13,345
9/30/17	$13,620	$13,630
10/31/17	$13,921	$13,942
11/30/17	$14,337	$14,374
12/31/17	$14,510	$14,532
1/31/18	$15,289	$15,317
2/28/18	$14,728	$14,764
3/31/18	$14,406	$14,426
4/30/18	$14,471	$14,499
5/31/18	$14,834	$14,869
6/30/18	$14,913	$14,945
7/31/18	$15,423	$15,461
8/31/18	$15,957	$15,995
9/30/18	$16,026	$16,067
10/31/18	$14,902	$14,939
11/30/18	$15,194	$15,237
12/31/18	$13,831	$13,845
1/31/19	$15,004	$15,032
2/28/19	$15,523	$15,555
3/31/19	$15,794	$15,829
4/30/19	$16,441	$16,483
5/31/19	$15,402	$15,441
6/30/19	$16,495	$16,537
7/31/19	$16,746	$16,789
8/31/19	$16,430	$16,480
9/30/19	$16,726	$16,767
10/31/19	$17,094	$17,132
11/30/19	$17,744	$17,785
12/31/19	$18,245	$18,296
1/31/20	$18,259	$18,315
2/29/20	$16,773	$16,807
3/31/20	$14,684	$14,731
4/30/20	$16,547	$16,620
5/31/20	$17,338	$17,411
6/30/20	$17,670	$17,758
7/31/20	$18,699	$18,759
8/31/20	$20,010	$20,107
9/30/20	$19,259	$19,343
10/31/20	$18,782	$18,829
11/30/20	$20,823	$20,890
12/31/20	$21,603	$21,693
1/31/21	$21,389	$21,474
2/28/21	$21,984	$22,066
3/31/21	$22,982	$23,033
4/30/21	$24,198	$24,262
5/31/21	$24,364	$24,431
6/30/21	$24,911	$25,002
7/31/21	$25,514	$25,596
8/31/21	$26,287	$26,374
9/30/21	$25,054	$25,147
10/31/21	$26,814	$26,909
11/30/21	$26,618	$26,723
12/31/21	$27,821	$27,920
1/31/22	$26,357	$26,475
2/28/22	$25,592	$25,683
3/31/22	$26,547	$26,636
4/30/22	$24,225	$24,314
5/31/22	$24,275	$24,358
6/30/22	$22,262	$22,348
7/31/22	$24,315	$24,408
8/31/22	$23,316	$23,413
9/30/22	$21,168	$21,256
10/31/22	$22,892	$22,977
11/30/22	$24,158	$24,261
12/31/22	$22,775	$22,864
1/31/23	$24,204	$24,300
2/28/23	$23,601	$23,707
3/31/23	$24,475	$24,578
4/30/23	$24,864	$24,961
5/31/23	$24,983	$25,070
6/30/23	$26,606	$26,726
7/31/23	$27,479	$27,585
8/31/23	$27,038	$27,146
9/30/23	$25,755	$25,852
10/31/23	$25,204	$25,308
11/30/23	$27,500	$27,619
12/31/23	$28,767	$28,874
1/31/24	$29,230	$29,359
2/29/24	$30,748	$30,927
3/31/24	$31,763	$31,922
4/30/24	$30,485	$30,619
5/31/24	$32,024	$32,138
6/30/24	$33,150	$33,292

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPLG	24.51%	14.97%	12.73%
S&P 500 Index	24.56%	15.05%	12.86%

(1) Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Large Cap Index to the S&P 500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. The Fund’s performance in the tables above and graph below is based on the Fund’s prior investment strategy to track a different benchmark indices for periods prior to January 24, 2020.

(2) Index returns represent the Fund’s prior benchmark indices from June 30, 2014 through January 23, 2020 and the S&P 500 Index from January 24, 2020 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$39,710,522,838
# of Portfolio Holdings	506
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$5,525,776

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.7%
Banks	4.0%
Broadline Retail	3.9%
Financial Services	3.8%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	2.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.03% to 0.02%.

TSR AR SPLG

SPDR Portfolio S&P 600 Small Cap ETF

SPSM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 600 Small Cap ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 600 Small Cap ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact on the Fed regarding interest rate decisions. The first quarter of the reporting period started with Investors hope of Fed rate cuts based on positive economic indicators, but those hopes waned quickly as the S&P 600 Index ending up losing 5% in the quarter. In the fourth quarter of 2023, small cap Index gained 15% on the back of growing anticipation of potential policy easing and prospects of rate cuts in 2024. The small cap Index picked up another 2.5% in the following quarter based on macroeconomic data that continued to highlight a strong US economy. In the second quarter of 2024, the Fed held the interest rates steady and struck a hawkish tone in June that resulted in a decline of 3.1% of the S&P 600 Index for the second quarter of 2024. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were PHINIA Inc., e.l.f. Beauty, and Onto Innovation Inc. The top negative contributors to the Fund’s performance on an absolute basis during the reporting period were V.F. Corporation, Worthington Steel Inc., and Organon & Co.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPSM	S&P 500 Index	S&P SmallCap 600 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,391	$9,838	$9,395
8/31/14	$9,851	$10,245	$9,861
9/30/14	$9,271	$10,065	$9,264
10/31/14	$9,881	$10,311	$9,875
11/30/14	$9,890	$10,581	$9,884
12/31/14	$10,164	$10,557	$10,165
1/31/15	$9,830	$10,267	$9,838
2/28/15	$10,416	$10,860	$10,422
3/31/15	$10,598	$10,725	$10,604
4/30/15	$10,333	$10,801	$10,333
5/31/15	$10,554	$10,942	$10,569
6/30/15	$10,652	$10,737	$10,649
7/31/15	$10,520	$10,944	$10,525
8/31/15	$9,873	$10,285	$9,863
9/30/15	$9,371	$10,003	$9,379
10/31/15	$9,910	$10,813	$9,908
11/30/15	$10,239	$10,849	$10,230
12/31/15	$9,720	$10,653	$9,717
1/31/16	$8,894	$10,080	$8,862
2/29/16	$8,877	$10,077	$8,862
3/31/16	$9,588	$10,780	$9,569
4/30/16	$9,739	$10,838	$9,719
5/31/16	$9,960	$11,027	$9,938
6/30/16	$9,964	$11,053	$9,932
7/31/16	$10,555	$11,474	$10,525
8/31/16	$10,734	$11,489	$10,711
9/30/16	$10,858	$11,498	$10,830
10/31/16	$10,355	$11,274	$10,316
11/30/16	$11,503	$11,718	$11,466
12/31/16	$11,828	$11,938	$11,787
1/31/17	$11,874	$12,178	$11,833
2/28/17	$12,105	$12,650	$12,061
3/31/17	$12,108	$12,657	$12,077
4/30/17	$12,240	$12,791	$12,210
5/31/17	$12,001	$12,955	$11,962
6/30/17	$12,399	$13,046	$12,376
7/31/17	$12,511	$13,304	$12,467
8/31/17	$12,353	$13,345	$12,309
9/30/17	$13,124	$13,630	$13,077
10/31/17	$13,238	$13,942	$13,188
11/30/17	$13,614	$14,374	$13,575
12/31/17	$13,632	$14,532	$13,503
1/31/18	$13,969	$15,317	$13,835
2/28/18	$13,383	$14,764	$13,259
3/31/18	$13,545	$14,426	$13,417
4/30/18	$13,685	$14,499	$13,534
5/31/18	$14,512	$14,869	$14,366
6/30/18	$14,671	$14,945	$14,537
7/31/18	$14,860	$15,461	$14,727
8/31/18	$15,510	$15,995	$15,375
9/30/18	$15,166	$16,067	$15,033
10/31/18	$13,566	$14,939	$13,454
11/30/18	$13,787	$15,237	$13,642
12/31/18	$12,121	$13,845	$12,005
1/31/19	$13,570	$15,032	$13,449
2/28/19	$14,211	$15,555	$14,086
3/31/19	$13,940	$15,829	$13,820
4/30/19	$14,408	$16,483	$14,283
5/31/19	$13,249	$15,441	$13,142
6/30/19	$14,184	$16,537	$14,077
7/31/19	$14,314	$16,789	$14,200
8/31/19	$13,636	$16,480	$13,519
9/30/19	$13,943	$16,767	$13,809
10/31/19	$14,273	$17,132	$14,133
11/30/19	$14,817	$17,785	$14,684
12/31/19	$15,247	$18,296	$15,130
1/31/20	$14,633	$18,315	$14,526
2/29/20	$13,248	$16,807	$13,131
3/31/20	$10,244	$14,731	$10,190
4/30/20	$11,558	$16,620	$11,484
5/31/20	$12,060	$17,411	$11,979
6/30/20	$12,512	$17,758	$12,426
7/31/20	$13,042	$18,759	$12,937
8/31/20	$13,544	$20,107	$13,453
9/30/20	$12,922	$19,343	$12,820
10/31/20	$13,266	$18,829	$13,151
11/30/20	$15,673	$20,890	$15,541
12/31/20	$16,968	$21,693	$16,834
1/31/21	$18,014	$21,474	$17,893
2/28/21	$19,396	$22,066	$19,262
3/31/21	$20,092	$23,033	$19,904
4/30/21	$20,456	$24,262	$20,310
5/31/21	$20,896	$24,431	$20,732
6/30/21	$20,958	$25,002	$20,801
7/31/21	$20,453	$25,596	$20,305
8/31/21	$20,860	$26,374	$20,714
9/30/21	$20,361	$25,147	$20,210
10/31/21	$21,057	$26,909	$20,902
11/30/21	$20,564	$26,723	$20,424
12/31/21	$21,496	$27,920	$21,349
1/31/22	$19,927	$26,475	$19,798
2/28/22	$20,204	$25,683	$20,075
3/31/22	$20,287	$26,636	$20,149
4/30/22	$18,709	$24,314	$18,575
5/31/22	$19,048	$24,358	$18,922
6/30/22	$17,425	$22,348	$17,305
7/31/22	$19,160	$24,408	$19,038
8/31/22	$18,325	$23,413	$18,203
9/30/22	$16,519	$21,256	$16,404
10/31/22	$18,574	$22,977	$18,433
11/30/22	$19,323	$24,261	$19,201
12/31/22	$18,030	$22,864	$17,912
1/31/23	$19,745	$24,300	$19,613
2/28/23	$19,496	$23,707	$19,372
3/31/23	$18,482	$24,578	$18,372
4/30/23	$17,978	$24,961	$17,862
5/31/23	$17,662	$25,070	$17,549
6/30/23	$19,119	$26,726	$18,993
7/31/23	$20,172	$27,585	$20,039
8/31/23	$19,330	$27,146	$19,210
9/30/23	$18,181	$25,852	$18,057
10/31/23	$17,133	$25,308	$17,022
11/30/23	$18,555	$27,619	$18,430
12/31/23	$20,926	$28,874	$20,788
1/31/24	$20,092	$29,359	$19,967
2/29/24	$20,757	$30,927	$20,631
3/31/24	$21,425	$31,922	$21,299
4/30/24	$20,242	$30,619	$20,104
5/31/24	$21,263	$32,138	$21,118
6/30/24	$20,770	$33,292	$20,637

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPSM	8.64%	7.91%	7.59%
S&P 500 Index	24.56%	15.05%	12.86%
S&P SmallCap 600 Index	8.66%	7.95%	7.59%

(1) Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund’s performance is based on the Fund’s prior investment strategy to track different indices for periods prior to January 24, 2020. (2) Index returns represent the Fund’s prior benchmark indices from June 30, 2014 through January 23, 2020 and the S&P SmallCap 600 Index from January 24, 2020 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$10,221,763,681
# of Portfolio Holdings	609
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,878,149

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.1%
Machinery	4.7%
Specialty Retail	4.6%
Electronic Equipment, Instruments & Components	4.2%
Software	4.0%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	3.1%
Household Durables	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Abercrombie & Fitch Co., A	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corp.	0.5%

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.

TSR AR SPSM

SPDR Portfolio S&P 500 Growth ETF

SPYG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Growth ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Growth ETF	$5	0.04%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwind in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYG	S&P 500 Index	S&P 500 Growth Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,878	$9,838	$9,876
8/31/14	$10,308	$10,245	$10,305
9/30/14	$10,200	$10,065	$10,192
10/31/14	$10,487	$10,311	$10,492
11/30/14	$10,812	$10,581	$10,811
12/31/14	$10,703	$10,557	$10,708
1/31/15	$10,521	$10,267	$10,529
2/28/15	$11,152	$10,860	$11,159
3/31/15	$10,965	$10,725	$10,973
4/30/15	$11,014	$10,801	$11,025
5/31/15	$11,210	$10,942	$11,222
6/30/15	$10,995	$10,737	$11,007
7/31/15	$11,398	$10,944	$11,406
8/31/15	$10,696	$10,285	$10,712
9/30/15	$10,450	$10,003	$10,476
10/31/15	$11,447	$10,813	$11,460
11/30/15	$11,458	$10,849	$11,474
12/31/15	$11,272	$10,653	$11,300
1/31/16	$10,700	$10,080	$10,730
2/29/16	$10,620	$10,077	$10,645
3/31/16	$11,333	$10,780	$11,360
4/30/16	$11,185	$10,838	$11,318
5/31/16	$11,481	$11,027	$11,621
6/30/16	$11,452	$11,053	$11,579
7/31/16	$11,971	$11,474	$12,117
8/31/16	$11,936	$11,489	$12,082
9/30/16	$11,986	$11,498	$12,130
10/31/16	$11,732	$11,274	$11,873
11/30/16	$11,879	$11,718	$12,018
12/31/16	$12,047	$11,938	$12,189
1/31/17	$12,396	$12,178	$12,553
2/28/17	$12,898	$12,650	$13,064
3/31/17	$13,057	$12,657	$13,227
4/30/17	$13,312	$12,791	$13,485
5/31/17	$13,690	$12,955	$13,867
6/30/17	$13,625	$13,046	$13,813
7/31/17	$13,991	$13,304	$14,173
8/31/17	$14,185	$13,345	$14,383
9/30/17	$14,340	$13,630	$14,543
10/31/17	$14,811	$13,942	$15,020
11/30/17	$15,222	$14,374	$15,443
12/31/17	$15,327	$14,532	$15,533
1/31/18	$16,428	$15,317	$16,656
2/28/18	$16,084	$14,764	$16,319
3/31/18	$15,620	$14,426	$15,833
4/30/18	$15,652	$14,499	$15,877
5/31/18	$16,333	$14,869	$16,565
6/30/18	$16,420	$14,945	$16,664
7/31/18	$16,990	$15,461	$17,237
8/31/18	$17,813	$15,995	$18,080
9/30/18	$17,947	$16,067	$18,211
10/31/18	$16,495	$14,939	$16,740
11/30/18	$16,736	$15,237	$16,997
12/31/18	$15,318	$13,845	$15,532
1/31/19	$16,456	$15,032	$16,698
2/28/19	$17,127	$15,555	$17,381
3/31/19	$17,590	$15,829	$17,854
4/30/19	$18,283	$16,483	$18,566
5/31/19	$17,321	$15,441	$17,584
6/30/19	$18,374	$16,537	$18,668
7/31/19	$18,598	$16,789	$18,884
8/31/19	$18,455	$16,480	$18,749
9/30/19	$18,518	$16,767	$18,803
10/31/19	$18,844	$17,132	$19,131
11/30/19	$19,492	$17,785	$19,787
12/31/19	$20,047	$18,296	$20,367
1/31/20	$20,498	$18,315	$20,830
2/29/20	$19,100	$16,807	$19,340
3/31/20	$17,144	$14,731	$17,413
4/30/20	$19,606	$16,620	$19,930
5/31/20	$20,770	$17,411	$21,115
6/30/20	$21,617	$17,758	$21,982
7/31/20	$23,154	$18,759	$23,519
8/31/20	$25,334	$20,107	$25,770
9/30/20	$24,155	$19,343	$24,565
10/31/20	$23,451	$18,829	$23,808
11/30/20	$25,715	$20,890	$26,118
12/31/20	$26,729	$21,693	$27,184
1/31/21	$26,592	$21,474	$27,046
2/28/21	$26,594	$22,066	$27,046
3/31/21	$27,328	$23,033	$27,761
4/30/21	$29,208	$24,262	$29,668
5/31/21	$28,936	$24,431	$29,403
6/30/21	$30,558	$25,002	$31,074
7/31/21	$31,732	$25,596	$32,252
8/31/21	$33,047	$26,374	$33,600
9/30/21	$31,116	$25,147	$31,654
10/31/21	$33,955	$26,909	$34,529
11/30/21	$34,431	$26,723	$35,019
12/31/21	$35,296	$27,920	$35,886
1/31/22	$32,313	$26,475	$32,882
2/28/22	$30,867	$25,683	$31,404
3/31/22	$32,274	$26,636	$32,803
4/30/22	$28,219	$24,314	$28,709
5/31/22	$27,848	$24,358	$28,320
6/30/22	$25,563	$22,348	$25,975
7/31/22	$28,817	$24,408	$29,307
8/31/22	$27,269	$23,413	$27,742
9/30/22	$24,562	$21,256	$24,973
10/31/22	$25,663	$22,977	$26,095
11/30/22	$26,952	$24,261	$27,424
12/31/22	$24,910	$22,864	$25,334
1/31/23	$26,311	$24,300	$26,759
2/28/23	$25,787	$23,707	$26,240
3/31/23	$27,296	$24,578	$27,775
4/30/23	$27,696	$24,961	$28,171
5/31/23	$28,394	$25,070	$28,874
6/30/23	$30,176	$26,726	$30,716
7/31/23	$31,114	$27,585	$31,652
8/31/23	$30,914	$27,146	$31,455
9/30/23	$29,416	$25,852	$29,922
10/31/23	$28,699	$25,308	$29,201
11/30/23	$31,208	$27,619	$31,762
12/31/23	$32,379	$28,874	$32,943
1/31/24	$33,295	$29,359	$33,895
2/29/24	$35,706	$30,927	$36,368
3/31/24	$36,468	$31,922	$37,143
4/30/24	$35,057	$30,619	$35,692
5/31/24	$37,403	$32,138	$38,049
6/30/24	$39,987	$33,292	$40,705

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPYG	32.45%	16.81%	14.86%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 500 Growth Index	32.52%	16.87%	14.97%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$28,915,787,995
# of Portfolio Holdings	233
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$8,754,713

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	19.0%
Semiconductors & Semiconductor Equipment	18.6%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	11.7%
Broadline Retail	4.5%
Pharmaceuticals	3.5%
Hotels, Restaurants & Leisure	2.5%
Financial Services	2.4%
Automobiles	2.2%
Specialty Retail	1.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	12.6%
NVIDIA Corp.	11.5%
Apple, Inc.	11.5%
Alphabet, Inc.	7.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc.	4.4%
Eli Lilly & Co.	2.9%
Broadcom, Inc.	2.8%
Tesla, Inc.	2.2%
Netflix, Inc.	1.1%

TSR AR SPYG

SPDR Portfolio S&P 500 Value ETF

SPYV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Value ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Value ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwind in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYV	S&P 500 Index	S&P 500 Value Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,857	$9,838	$9,847
8/31/14	$10,200	$10,245	$10,203
9/30/14	$10,033	$10,065	$10,025
10/31/14	$10,213	$10,311	$10,214
11/30/14	$10,461	$10,581	$10,447
12/31/14	$10,504	$10,557	$10,504
1/31/15	$10,021	$10,267	$10,038
2/28/15	$10,581	$10,860	$10,589
3/31/15	$10,427	$10,725	$10,432
4/30/15	$10,569	$10,801	$10,588
5/31/15	$10,655	$10,942	$10,666
6/30/15	$10,444	$10,737	$10,457
7/31/15	$10,488	$10,944	$10,497
8/31/15	$9,859	$10,285	$9,869
9/30/15	$9,580	$10,003	$9,594
10/31/15	$10,285	$10,813	$10,296
11/30/15	$10,346	$10,849	$10,349
12/31/15	$10,161	$10,653	$10,175
1/31/16	$9,656	$10,080	$9,678
2/29/16	$9,713	$10,077	$9,732
3/31/16	$10,380	$10,780	$10,398
4/30/16	$10,597	$10,838	$10,618
5/31/16	$10,693	$11,027	$10,714
6/30/16	$10,790	$11,053	$10,810
7/31/16	$11,075	$11,474	$11,104
8/31/16	$11,141	$11,489	$11,169
9/30/16	$11,102	$11,498	$11,128
10/31/16	$10,937	$11,274	$10,960
11/30/16	$11,636	$11,718	$11,650
12/31/16	$11,922	$11,938	$11,946
1/31/17	$11,998	$12,178	$12,025
2/28/17	$12,444	$12,650	$12,488
3/31/17	$12,295	$12,657	$12,340
4/30/17	$12,290	$12,791	$12,331
5/31/17	$12,257	$12,955	$12,291
6/30/17	$12,478	$13,046	$12,525
7/31/17	$12,661	$13,304	$12,697
8/31/17	$12,493	$13,345	$12,549
9/30/17	$12,906	$13,630	$12,961
10/31/17	$13,056	$13,942	$13,110
11/30/17	$13,499	$14,374	$13,554
12/31/17	$13,734	$14,532	$13,781
1/31/18	$14,291	$15,317	$14,353
2/28/18	$13,505	$14,764	$13,566
3/31/18	$13,235	$14,426	$13,289
4/30/18	$13,298	$14,499	$13,356
5/31/18	$13,334	$14,869	$13,391
6/30/18	$13,419	$14,945	$13,475
7/31/18	$13,958	$15,461	$14,021
8/31/18	$14,144	$15,995	$14,211
9/30/18	$14,200	$16,067	$14,265
10/31/18	$13,438	$14,939	$13,505
11/30/18	$13,789	$15,237	$13,861
12/31/18	$12,498	$13,845	$12,547
1/31/19	$13,561	$15,032	$13,623
2/28/19	$13,860	$15,555	$13,929
3/31/19	$14,004	$15,829	$14,077
4/30/19	$14,578	$16,483	$14,658
5/31/19	$13,479	$15,441	$13,548
6/30/19	$14,564	$16,537	$14,643
7/31/19	$14,820	$16,789	$14,901
8/31/19	$14,429	$16,480	$14,515
9/30/19	$14,978	$16,767	$15,058
10/31/19	$15,377	$17,132	$15,457
11/30/19	$15,967	$17,785	$16,053
12/31/19	$16,455	$18,296	$16,553
1/31/20	$16,021	$18,315	$16,117
2/29/20	$14,532	$16,807	$14,584
3/31/20	$12,294	$14,731	$12,359
4/30/20	$13,596	$16,620	$13,682
5/31/20	$14,022	$17,411	$14,119
6/30/20	$13,895	$17,758	$13,984
7/31/20	$14,414	$18,759	$14,496
8/31/20	$14,922	$20,107	$15,015
9/30/20	$14,564	$19,343	$14,655
10/31/20	$14,292	$18,829	$14,362
11/30/20	$16,126	$20,890	$16,211
12/31/20	$16,669	$21,693	$16,778
1/31/21	$16,407	$21,474	$16,513
2/28/21	$17,386	$22,066	$17,490
3/31/21	$18,489	$23,033	$18,585
4/30/21	$19,167	$24,262	$19,279
5/31/21	$19,628	$24,431	$19,744
6/30/21	$19,388	$25,002	$19,513
7/31/21	$19,545	$25,596	$19,667
8/31/21	$19,878	$26,374	$20,006
9/30/21	$19,216	$25,147	$19,348
10/31/21	$20,103	$26,909	$20,236
11/30/21	$19,443	$26,723	$19,577
12/31/21	$20,817	$27,920	$20,956
1/31/22	$20,465	$26,475	$20,616
2/28/22	$20,177	$25,683	$20,320
3/31/22	$20,777	$26,636	$20,922
4/30/22	$19,769	$24,314	$19,904
5/31/22	$20,095	$24,358	$20,229
6/30/22	$18,446	$22,348	$18,562
7/31/22	$19,527	$24,408	$19,659
8/31/22	$18,969	$23,413	$19,100
9/30/22	$17,377	$21,256	$17,482
10/31/22	$19,365	$22,977	$19,493
11/30/22	$20,519	$24,261	$20,667
12/31/22	$19,725	$22,864	$19,859
1/31/23	$21,099	$24,300	$21,249
2/28/23	$20,461	$23,707	$20,616
3/31/23	$20,732	$24,578	$20,886
4/30/23	$21,096	$24,961	$21,244
5/31/23	$20,699	$25,070	$20,839
6/30/23	$22,107	$26,726	$22,272
7/31/23	$22,870	$27,585	$23,032
8/31/23	$22,235	$27,146	$22,401
9/30/23	$21,216	$25,852	$21,361
10/31/23	$20,846	$25,308	$20,992
11/30/23	$22,831	$27,619	$23,001
12/31/23	$24,103	$28,874	$24,273
1/31/24	$24,160	$29,359	$24,346
2/29/24	$24,873	$30,927	$25,087
3/31/24	$26,012	$31,922	$26,228
4/30/24	$24,908	$30,619	$25,101
5/31/24	$25,666	$32,138	$25,849
6/30/24	$25,483	$33,292	$25,681

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPYV	15.23%	11.83%	9.80%
S&P 500 Index	24.56%	15.05%	12.86%
S&P 500 Value Index	15.29%	11.89%	9.89%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$21,456,649,059
# of Portfolio Holdings	440
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$7,540,099

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	9.4%
Oil, Gas & Consumable Fuels	6.1%
Financial Services	6.0%
Health Care Providers & Services	4.6%
Pharmaceuticals	4.3%
Health Care Equipment & Supplies	3.8%
Insurance	3.6%
Consumer Staples Distribution & Retail	3.6%
Semiconductors & Semiconductor Equipment	3.5%
Electric Utilities	3.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Berkshire Hathaway, Inc., B	3.8%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	1.8%
UnitedHealth Group, Inc.	1.5%
Walmart, Inc.	1.5%
Bank of America Corp.	1.4%
Chevron Corp.	1.4%
Procter & Gamble Co.	1.2%
Costco Wholesale Corp.	1.1%

TSR AR SPYV

SPDR Portfolio S&P 500 High Dividend ETF

SPYD

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 High Dividend ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 High Dividend ETF	$7	0.07%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called “Magnificent Seven”, consisting of Alphabet Inc, Amazon.com Inc, Apple Inc, Meta Platforms Inc, Microsoft Corp, NVIDIA Corp and Tesla Inc.

Compared with the S&P 500, which returned 24.56% during the reporting period, the Fund underperformed. Stocks with high dividend yields usually have substantial overlap with value stocks, and because these value stocks were significantly outperformed by growth stocks which comprised securities such as the A.I.-related tech and semiconductor companies, as well as the Magnificent Seven, their relative performance suffered. As a result, the Fund’s strategy underperformed the broader market during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYD	S&P 500 Index	S&P 500 High Dividend Index
10/21/15	$10,000	$10,000	$10,000
10/31/15	$10,007	$10,302	$10,007
11/30/15	$9,917	$10,336	$9,913
12/31/15	$9,839	$10,150	$9,843
1/31/16	$9,728	$9,604	$9,735
2/29/16	$10,031	$9,601	$10,030
3/31/16	$10,957	$10,270	$10,957
4/30/16	$11,090	$10,326	$11,103
5/31/16	$11,104	$10,506	$11,109
6/30/16	$11,523	$10,531	$11,534
7/31/16	$11,887	$10,932	$11,893
8/31/16	$11,839	$10,946	$11,846
9/30/16	$11,904	$10,955	$11,922
10/31/16	$11,612	$10,741	$11,632
11/30/16	$12,195	$11,164	$12,207
12/31/16	$12,281	$11,374	$12,301
1/31/17	$12,365	$11,603	$12,388
2/28/17	$12,711	$12,052	$12,738
3/31/17	$12,541	$12,059	$12,568
4/30/17	$12,480	$12,187	$12,509
5/31/17	$12,496	$12,343	$12,526
6/30/17	$12,668	$12,429	$12,697
7/31/17	$12,823	$12,676	$12,837
8/31/17	$12,640	$12,715	$12,674
9/30/17	$13,051	$12,986	$13,086
10/31/17	$13,119	$13,283	$13,155
11/30/17	$13,706	$13,695	$13,746
12/31/17	$13,827	$13,845	$13,869
1/31/18	$14,078	$14,593	$14,120
2/28/18	$13,309	$14,066	$13,358
3/31/18	$13,344	$13,744	$13,390
4/30/18	$13,512	$13,814	$13,560
5/31/18	$13,710	$14,167	$13,758
6/30/18	$14,056	$14,239	$14,107
7/31/18	$14,266	$14,730	$14,320
8/31/18	$14,415	$15,240	$14,472
9/30/18	$14,317	$15,308	$14,368
10/31/18	$13,904	$14,234	$13,956
11/30/18	$14,381	$14,517	$14,444
12/31/18	$13,168	$13,191	$13,211
1/31/19	$14,247	$14,321	$14,298
2/28/19	$14,593	$14,820	$14,648
3/31/19	$14,769	$15,082	$14,827
4/30/19	$15,052	$15,704	$15,113
5/31/19	$13,983	$14,711	$14,036
6/30/19	$15,007	$15,756	$15,069
7/31/19	$14,984	$15,996	$15,044
8/31/19	$14,233	$15,702	$14,296
9/30/19	$15,171	$15,975	$15,235
10/31/19	$15,291	$16,323	$15,355
11/30/19	$15,535	$16,945	$15,601
12/31/19	$15,970	$17,432	$16,049
1/31/20	$15,431	$17,450	$15,505
2/29/20	$13,837	$16,013	$13,884
3/31/20	$10,119	$14,035	$10,155
4/30/20	$11,441	$15,835	$11,497
5/31/20	$11,538	$16,589	$11,596
6/30/20	$11,617	$16,919	$11,669
7/31/20	$11,684	$17,873	$11,730
8/31/20	$11,867	$19,157	$11,924
9/30/20	$11,526	$18,429	$11,572
10/31/20	$11,610	$17,939	$11,645
11/30/20	$13,540	$19,903	$13,586
12/31/20	$14,129	$20,668	$14,190
1/31/21	$14,410	$20,460	$14,472
2/28/21	$15,778	$21,024	$15,852
3/31/21	$16,788	$21,945	$16,846
4/30/21	$17,521	$23,116	$17,595
5/31/21	$18,151	$23,277	$18,229
6/30/21	$17,651	$23,821	$17,732
7/31/21	$17,396	$24,386	$17,473
8/31/21	$17,792	$25,128	$17,876
9/30/21	$17,393	$23,959	$17,471
10/31/21	$17,922	$25,638	$18,006
11/30/21	$17,473	$25,460	$17,561
12/31/21	$18,763	$26,601	$18,853
1/31/22	$19,100	$25,225	$19,200
2/28/22	$19,064	$24,469	$19,164
3/31/22	$19,889	$25,378	$19,997
4/30/22	$19,332	$23,165	$19,437
5/31/22	$20,184	$23,207	$20,290
6/30/22	$18,264	$21,292	$18,349
7/31/22	$18,939	$23,255	$19,035
8/31/22	$18,394	$22,307	$18,498
9/30/22	$16,399	$20,252	$16,476
10/31/22	$18,061	$21,892	$18,154
11/30/22	$19,296	$23,115	$19,410
12/31/22	$18,540	$21,784	$18,645
1/31/23	$19,734	$23,152	$19,840
2/28/23	$18,760	$22,587	$18,872
3/31/23	$17,989	$23,417	$18,086
4/30/23	$18,079	$23,782	$18,169
5/31/23	$16,642	$23,886	$16,710
6/30/23	$17,794	$25,464	$17,872
7/31/23	$18,636	$26,282	$18,708
8/31/23	$17,861	$25,863	$17,939
9/30/23	$17,022	$24,630	$17,091
10/31/23	$16,301	$24,112	$16,369
11/30/23	$17,818	$26,314	$17,893
12/31/23	$19,294	$27,510	$19,371
1/31/24	$18,967	$27,972	$19,045
2/29/24	$19,129	$29,466	$19,216
3/31/24	$20,222	$30,414	$20,317
4/30/24	$19,539	$29,173	$19,623
5/31/24	$20,307	$30,620	$20,388
6/30/24	$20,224	$31,720	$20,305

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/21/15
SPYD	13.61%	6.14%	8.43%
S&P 500 Index	24.56%	15.05%	14.19%
S&P 500 High Dividend Index	13.62%	6.14%	8.49%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,921,861,119
# of Portfolio Holdings	76
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$4,585,376

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	14.6%
Electric Utilities	13.8%
Specialized REITs	8.0%
Residential REITs	7.1%
Retail REITs	6.3%
Oil, Gas & Consumable Fuels	5.9%
Multi-Utilities	4.3%
Food Products	3.7%
Capital Markets	3.6%
Pharmaceuticals	3.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Iron Mountain, Inc.	1.7%
Public Service Enterprise Group, Inc.	1.6%
Williams Cos., Inc.	1.6%
Hasbro, Inc.	1.5%
International Paper Co.	1.5%
Citigroup, Inc.	1.5%
ONEOK, Inc.	1.5%
Equity Residential	1.5%
Kinder Morgan, Inc.	1.5%
Essex Property Trust, Inc.	1.5%

TSR AR SPYD

SPDR Portfolio S&P Sector Neutral Dividend ETF

SPDG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P Sector Neutral Dividend ETF (the "Portfolio") for the period ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P Sector Neutral Dividend ETF	$6	0.09%

The dollar amounts above reflect expenses paid since the commencement of operations on September 12, 2023.  Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

As 4Q23 began, markets seemed to teeter on each economic release, and the heightened sensitivity combined with the geopolitical uncertainty introduced by the attacks of October 7th in Israel caused bond market yields to spike and markets to sell-off in October. Concern about rate hikes turned into speculation about rate cuts and the possibility that the Fed might actually orchestrate an economic soft landing. This, combined with continued enthusiasm for semiconductor companies that investors believed would drive the impending A.I. revolution, induced markets to resume their gains in the last two months of the calendar year.

As markets wrestled with the Fed’s slight bias towards hawkishness, A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPDG	S&P 500 Index	S&P Sector-Neutral High Yield Dividend Aristocrats Index
09/11/23	$10,000	$10,000	$10,000
09/30/23	$9,664	$9,563	$9,658
10/31/23	$9,381	$9,362	$9,375
11/30/23	$10,113	$10,217	$10,110
12/31/23	$10,809	$10,681	$10,801
01/31/24	$10,959	$10,861	$10,944
02/29/24	$11,158	$11,440	$11,176
03/31/24	$11,648	$11,809	$11,661
04/30/24	$11,132	$11,327	$11,138
05/31/24	$11,456	$11,890	$11,454
06/30/24	$11,716	$12,317	$11,724

Average Annual Total Returns (%)

Name	Since Inception 9/11/23
SPDG	17.10%
S&P 500 Index	23.14%
S&P Sector-Neutral High Yield Dividend Aristocrats Index	17.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,852,423
# of Portfolio Holdings	273
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,711

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	17.6%
Banks	10.2%
Diversified Telecommunication Services	7.6%
Specialty Retail	6.2%
IT Services	4.8%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.7%
Software	3.3%
Health Care Providers & Services	3.1%
Hotels, Restaurants & Leisure	3.0%

TSR AR SPDG

SPDR Portfolio S&P 400 Mid Cap ETF

SPMD

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio S&P 400 Mid Cap ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 400 Mid Cap ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. October’s economic data had spooked investors. However, things took a turn by November – inflation softened and the U.S. Federal Reserve (the “Fed”) Chair’s supportive comments shored up investor sentiment. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The AI theme was a key tailwind in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPMD	S&P 500 Index	S&P MidCap 400 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,563	$9,838	$9,562
8/31/14	$10,020	$10,245	$10,036
9/30/14	$9,524	$10,065	$9,520
10/31/14	$9,903	$10,311	$9,913
11/30/14	$10,030	$10,581	$10,031
12/31/14	$10,121	$10,557	$10,128
1/31/15	$9,930	$10,267	$10,039
2/28/15	$10,499	$10,860	$10,660
3/31/15	$10,642	$10,725	$10,784
4/30/15	$10,474	$10,801	$10,651
5/31/15	$10,645	$10,942	$10,868
6/30/15	$10,600	$10,737	$10,691
7/31/15	$10,595	$10,944	$10,688
8/31/15	$9,946	$10,285	$10,048
9/30/15	$9,468	$10,003	$9,572
10/31/15	$10,001	$10,813	$10,099
11/30/15	$10,159	$10,849	$10,272
12/31/15	$9,769	$10,653	$9,859
1/31/16	$8,924	$10,080	$9,009
2/29/16	$8,952	$10,077	$9,041
3/31/16	$9,680	$10,780	$9,790
4/30/16	$9,845	$10,838	$9,956
5/31/16	$10,025	$11,027	$10,137
6/30/16	$10,028	$11,053	$10,133
7/31/16	$10,561	$11,474	$10,592
8/31/16	$10,654	$11,489	$10,672
9/30/16	$10,632	$11,498	$10,645
10/31/16	$10,289	$11,274	$10,302
11/30/16	$11,210	$11,718	$11,266
12/31/16	$11,521	$11,938	$11,554
1/31/17	$11,673	$12,178	$11,674
2/28/17	$11,938	$12,650	$11,943
3/31/17	$11,911	$12,657	$11,906
4/30/17	$12,000	$12,791	$12,009
5/31/17	$11,876	$12,955	$11,891
6/30/17	$12,144	$13,046	$12,133
7/31/17	$12,239	$13,304	$12,243
8/31/17	$11,995	$13,345	$12,016
9/30/17	$12,601	$13,630	$12,626
10/31/17	$12,853	$13,942	$12,859
11/30/17	$13,319	$14,374	$13,326
12/31/17	$13,313	$14,532	$13,325
1/31/18	$13,676	$15,317	$13,694
2/28/18	$13,097	$14,764	$13,110
3/31/18	$13,264	$14,426	$13,277
4/30/18	$13,282	$14,499	$13,294
5/31/18	$13,922	$14,869	$13,938
6/30/18	$14,008	$14,945	$14,027
7/31/18	$14,313	$15,461	$14,336
8/31/18	$14,846	$15,995	$14,868
9/30/18	$14,588	$16,067	$14,606
10/31/18	$13,148	$14,939	$13,169
11/30/18	$13,495	$15,237	$13,513
12/31/18	$11,940	$13,845	$11,952
1/31/19	$13,193	$15,032	$13,209
2/28/19	$13,753	$15,555	$13,774
3/31/19	$13,560	$15,829	$13,577
4/30/19	$14,095	$16,483	$14,117
5/31/19	$12,939	$15,441	$12,959
6/30/19	$13,922	$16,537	$13,942
7/31/19	$14,070	$16,789	$14,106
8/31/19	$13,475	$16,480	$13,501
9/30/19	$13,904	$16,767	$13,926
10/31/19	$14,101	$17,132	$14,117
11/30/19	$14,517	$17,785	$14,541
12/31/19	$14,934	$18,296	$14,957
1/31/20	$14,534	$18,315	$14,561
2/29/20	$13,167	$16,807	$13,179
3/31/20	$10,487	$14,731	$10,510
4/30/20	$11,969	$16,620	$12,001
5/31/20	$12,839	$17,411	$12,879
6/30/20	$13,006	$17,758	$13,041
7/31/20	$13,607	$18,759	$13,642
8/31/20	$14,080	$20,107	$14,121
9/30/20	$13,620	$19,343	$13,663
10/31/20	$13,925	$18,829	$13,960
11/30/20	$15,912	$20,890	$15,953
12/31/20	$16,944	$21,693	$16,993
1/31/21	$17,187	$21,474	$17,249
2/28/21	$18,355	$22,066	$18,422
3/31/21	$19,228	$23,033	$19,282
4/30/21	$20,082	$24,262	$20,150
5/31/21	$20,128	$24,431	$20,190
6/30/21	$19,912	$25,002	$19,983
7/31/21	$19,979	$25,596	$20,052
8/31/21	$20,376	$26,374	$20,443
9/30/21	$19,560	$25,147	$19,631
10/31/21	$20,715	$26,909	$20,787
11/30/21	$20,094	$26,723	$20,176
12/31/21	$21,125	$27,920	$21,201
1/31/22	$19,595	$26,475	$19,672
2/28/22	$19,823	$25,683	$19,891
3/31/22	$20,086	$26,636	$20,167
4/30/22	$18,665	$24,314	$18,734
5/31/22	$18,799	$24,358	$18,874
6/30/22	$16,993	$22,348	$17,058
7/31/22	$18,840	$24,408	$18,909
8/31/22	$18,249	$23,413	$18,322
9/30/22	$16,578	$21,256	$16,638
10/31/22	$18,326	$22,977	$18,388
11/30/22	$19,438	$24,261	$19,513
12/31/22	$18,359	$22,864	$18,432
1/31/23	$20,058	$24,300	$20,133
2/28/23	$19,687	$23,707	$19,768
3/31/23	$19,060	$24,578	$19,133
4/30/23	$18,913	$24,961	$18,984
5/31/23	$18,308	$25,070	$18,378
6/30/23	$19,986	$26,726	$20,062
7/31/23	$20,809	$27,585	$20,889
8/31/23	$20,204	$27,146	$20,285
9/30/23	$19,146	$25,852	$19,219
10/31/23	$18,125	$25,308	$18,193
11/30/23	$19,666	$27,619	$19,741
12/31/23	$21,380	$28,874	$21,462
1/31/24	$21,009	$29,359	$21,094
2/29/24	$22,231	$30,927	$22,347
3/31/24	$23,484	$31,922	$23,598
4/30/24	$22,084	$30,619	$22,177
5/31/24	$23,070	$32,138	$23,151
6/30/24	$22,684	$33,292	$22,785

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPMD	13.52%	10.26%	8.54%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Index	13.57%	10.32%	8.60%

(1) Effective January 24, 2020, the Fund changed its benchmark index from the S&P 1000 Index to the S&P MidCap 400 Index. Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. The Fund’s performance is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.

(2) Index returns represent the Fund’s prior benchmark indices from June 30, 2014 through January 24, 2020 and the S&P MidCap 400 Index from January 24, 2020 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$10,047,259,139
# of Portfolio Holdings	402
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,568,517

What did the Portfolio invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	5.2%
Oil, Gas & Consumable Fuels	4.9%
Insurance	4.7%
Machinery	4.5%
Specialty Retail	4.0%
Building Products	3.7%
Hotels, Restaurants & Leisure	3.6%
Biotechnology	3.2%
Capital Markets	3.0%
Semiconductors & Semiconductor Equipment	2.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Pure Storage, Inc., A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.05% to 0.03%.

TSR AR SPMD

SPDR Dow Jones REIT ETF

RWR

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Dow Jones REIT ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones REIT ETF	$26	0.25%

How did the Fund perform last year and what affected its performance?

Real Estate Investment trusts continued to underperform broader markets as interest rates rose over the second half of 2023. Markets continued to pare back rate cut expectations in the first quarter of 2024, as macroeconomic data continued to highlight an exceptionally strong U.S. economy. REITs, an interest rate sensitive asset class, suffered on the back of higher interest rates.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RWR	S&P 500 Index	Dow Jones U.S. Select REIT Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,020	$9,838	$10,021
8/31/14	$10,296	$10,245	$10,300
9/30/14	$9,697	$10,065	$9,700
10/31/14	$10,726	$10,311	$10,740
11/30/14	$10,956	$10,581	$10,967
12/31/14	$11,156	$10,557	$11,164
1/31/15	$11,896	$10,267	$11,911
2/28/15	$11,459	$10,860	$11,484
3/31/15	$11,666	$10,725	$11,690
4/30/15	$10,984	$10,801	$11,013
5/31/15	$10,975	$10,942	$11,009
6/30/15	$10,496	$10,737	$10,521
7/31/15	$11,118	$10,944	$11,146
8/31/15	$10,465	$10,285	$10,493
9/30/15	$10,818	$10,003	$10,847
10/31/15	$11,442	$10,813	$11,478
11/30/15	$11,376	$10,849	$11,415
12/31/15	$11,621	$10,653	$11,664
1/31/16	$11,158	$10,080	$11,204
2/29/16	$11,056	$10,077	$11,103
3/31/16	$12,201	$10,780	$12,262
4/30/16	$11,842	$10,838	$11,902
5/31/16	$12,076	$11,027	$12,142
6/30/16	$12,853	$11,053	$12,927
7/31/16	$13,413	$11,474	$13,492
8/31/16	$12,954	$11,489	$13,036
9/30/16	$12,679	$11,498	$12,767
10/31/16	$11,969	$11,274	$12,049
11/30/16	$11,805	$11,718	$11,886
12/31/16	$12,360	$11,938	$12,443
1/31/17	$12,241	$12,178	$12,336
2/28/17	$12,666	$12,650	$12,768
3/31/17	$12,304	$12,657	$12,409
4/30/17	$12,274	$12,791	$12,380
5/31/17	$12,197	$12,955	$12,312
6/30/17	$12,503	$13,046	$12,613
7/31/17	$12,616	$13,304	$12,729
8/31/17	$12,505	$13,345	$12,629
9/30/17	$12,541	$13,630	$12,663
10/31/17	$12,401	$13,942	$12,525
11/30/17	$12,784	$14,374	$12,909
12/31/17	$12,791	$14,532	$12,913
1/31/18	$12,271	$15,317	$12,402
2/28/18	$11,384	$14,764	$11,509
3/31/18	$11,833	$14,426	$11,955
4/30/18	$12,001	$14,499	$12,132
5/31/18	$12,482	$14,869	$12,615
6/30/18	$13,010	$14,945	$13,150
7/31/18	$13,070	$15,461	$13,222
8/31/18	$13,458	$15,995	$13,616
9/30/18	$13,091	$16,067	$13,245
10/31/18	$12,762	$14,939	$12,907
11/30/18	$13,378	$15,237	$13,533
12/31/18	$12,230	$13,845	$12,370
1/31/19	$13,618	$15,032	$13,781
2/28/19	$13,754	$15,555	$13,914
3/31/19	$14,143	$15,829	$14,315
4/30/19	$14,111	$16,483	$14,288
5/31/19	$14,059	$15,441	$14,239
6/30/19	$14,253	$16,537	$14,432
7/31/19	$14,480	$16,789	$14,663
8/31/19	$14,807	$16,480	$15,011
9/30/19	$15,211	$16,767	$15,418
10/31/19	$15,372	$17,132	$15,582
11/30/19	$15,158	$17,785	$15,372
12/31/19	$15,007	$18,296	$15,228
1/31/20	$15,066	$18,315	$15,291
2/29/20	$13,820	$16,807	$14,006
3/31/20	$10,705	$14,731	$10,885
4/30/20	$11,538	$16,620	$11,737
5/31/20	$11,469	$17,411	$11,663
6/30/20	$11,671	$17,758	$11,877
7/31/20	$12,066	$18,759	$12,273
8/31/20	$12,139	$20,107	$12,358
9/30/20	$11,771	$19,343	$11,975
10/31/20	$11,475	$18,829	$11,665
11/30/20	$12,868	$20,890	$13,098
12/31/20	$13,288	$21,693	$13,523
1/31/21	$13,247	$21,474	$13,496
2/28/21	$13,960	$22,066	$14,216
3/31/21	$14,606	$23,033	$14,875
4/30/21	$15,807	$24,262	$16,107
5/31/21	$15,947	$24,431	$16,252
6/30/21	$16,303	$25,002	$16,625
7/31/21	$17,166	$25,596	$17,510
8/31/21	$17,465	$26,374	$17,817
9/30/21	$16,495	$25,147	$16,833
10/31/21	$17,846	$26,909	$18,209
11/30/21	$17,732	$26,723	$18,100
12/31/21	$19,324	$27,920	$19,731
1/31/22	$18,060	$26,475	$18,456
2/28/22	$17,424	$25,683	$17,803
3/31/22	$18,594	$26,636	$18,996
4/30/22	$17,732	$24,314	$18,113
5/31/22	$16,508	$24,358	$16,863
6/30/22	$15,222	$22,348	$15,555
7/31/22	$16,565	$24,408	$16,939
8/31/22	$15,535	$23,413	$15,887
9/30/22	$13,641	$21,256	$13,941
10/31/22	$14,243	$22,977	$14,567
11/30/22	$15,065	$24,261	$15,411
12/31/22	$14,277	$22,864	$14,604
1/31/23	$15,837	$24,300	$16,207
2/28/23	$15,048	$23,707	$15,409
3/31/23	$14,659	$24,578	$15,009
4/30/23	$14,764	$24,961	$15,113
5/31/23	$14,353	$25,070	$14,696
6/30/23	$15,086	$26,726	$15,447
7/31/23	$15,521	$27,585	$15,890
8/31/23	$15,017	$27,146	$15,383
9/30/23	$13,973	$25,852	$14,304
10/31/23	$13,330	$25,308	$13,657
11/30/23	$14,770	$27,619	$15,127
12/31/23	$16,252	$28,874	$16,643
1/31/24	$15,580	$29,359	$15,971
2/29/24	$15,860	$30,927	$16,269
3/31/24	$16,166	$31,922	$16,578
4/30/24	$14,993	$30,619	$15,364
5/31/24	$15,717	$32,138	$16,109
6/30/24	$16,146	$33,292	$16,552

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RWR	6.97%	2.53%	4.91%
S&P 500 Index	24.56%	15.05%	12.86%
Dow Jones U.S. Select REIT Index	7.15%	2.78%	5.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,414,154,478
# of Portfolio Holdings	105
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,405,605

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Specialized REITs	22.0%
Residential REITs	18.8%
Retail REITs	17.4%
Industrial REITs	15.6%
Health Care REITs	12.4%
Office REITs	6.0%
Hotel & Resort REITs	3.7%
Diversified REITs	2.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	10.4%
Equinix, Inc.	7.1%
Welltower, Inc.	6.1%
Digital Realty Trust, Inc.	4.9%
Simon Property Group, Inc.	4.7%
Public Storage	4.6%
Realty Income Corp.	4.5%
Extra Space Storage, Inc.	3.4%
AvalonBay Communities, Inc.	3.0%
Equity Residential	2.4%

TSR AR RWR

SPDR S&P Bank ETF

KBE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Bank ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Bank ETF	$41	0.35%

How did the Fund perform last year and what affected its performance?

In Q3 2023, the S&P Bank Select Industry Index returned 3.4% for the quarter. Global economic growth remained lackluster in the third quarter, with manufacturing activities contracting for the fourth month running and services sector growth also slowing down. Business activity in the United States rose at a weaker pace, signaling broad stagnation in output amid muted demand conditions. Core inflation numbers showed a disinflationary trend, while the labor market continued to be relatively robust across key developed economies. Performance of the Fund during the reporting period was driven by strong labor markets, strong consumer spending, slowing inflation, a pause in interest rate hikes, and concerns over a recession weighted on the minds of many investors. Bank stocks rose for the fiscal year. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KBE	S&P 500 Index	S&P Banks Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,560	$9,838	$9,564
8/31/14	$9,764	$10,245	$9,770
9/30/14	$9,582	$10,065	$9,588
10/31/14	$9,930	$10,311	$9,943
11/30/14	$9,963	$10,581	$9,980
12/31/14	$10,124	$10,557	$10,145
1/31/15	$9,161	$10,267	$9,128
2/28/15	$9,991	$10,860	$9,909
3/31/15	$10,147	$10,725	$9,907
4/30/15	$10,277	$10,801	$10,129
5/31/15	$10,571	$10,942	$10,403
6/30/15	$11,038	$10,737	$10,655
7/31/15	$10,992	$10,944	$10,617
8/31/15	$10,281	$10,285	$9,924
9/30/15	$10,157	$10,003	$9,804
10/31/15	$10,533	$10,813	$10,172
11/30/15	$11,107	$10,849	$10,733
12/31/15	$10,390	$10,653	$10,051
1/31/16	$9,070	$10,080	$8,770
2/29/16	$8,692	$10,077	$8,405
3/31/16	$9,364	$10,780	$9,061
4/30/16	$10,014	$10,838	$9,697
5/31/16	$10,307	$11,027	$9,983
6/30/16	$9,456	$11,053	$9,154
7/31/16	$9,868	$11,474	$9,555
8/31/16	$10,590	$11,489	$10,262
9/30/16	$10,395	$11,498	$10,076
10/31/16	$10,790	$11,274	$10,462
11/30/16	$12,807	$11,718	$12,420
12/31/16	$13,592	$11,938	$13,198
1/31/17	$13,589	$12,178	$13,190
2/28/17	$14,102	$12,650	$13,692
3/31/17	$13,479	$12,657	$13,090
4/30/17	$13,332	$12,791	$12,945
5/31/17	$12,883	$12,955	$12,514
6/30/17	$13,701	$13,046	$13,321
7/31/17	$13,641	$13,304	$13,265
8/31/17	$13,122	$13,345	$12,757
9/30/17	$14,230	$13,630	$13,844
10/31/17	$14,403	$13,942	$14,021
11/30/17	$14,984	$14,374	$14,591
12/31/17	$15,012	$14,532	$14,612
1/31/18	$15,917	$15,317	$15,508
2/28/18	$15,638	$14,764	$15,242
3/31/18	$15,239	$14,426	$14,860
4/30/18	$15,268	$14,499	$14,890
5/31/18	$15,525	$14,869	$15,146
6/30/18	$15,071	$14,945	$14,702
7/31/18	$15,412	$15,461	$15,045
8/31/18	$15,773	$15,995	$15,407
9/30/18	$14,988	$16,067	$14,640
10/31/18	$13,712	$14,939	$13,394
11/30/18	$14,219	$15,237	$13,892
12/31/18	$12,065	$13,845	$11,780
1/31/19	$13,762	$15,032	$13,449
2/28/19	$14,620	$15,555	$14,294
3/31/19	$13,557	$15,829	$13,248
4/30/19	$14,761	$16,483	$14,434
5/31/19	$13,294	$15,441	$13,002
6/30/19	$14,201	$16,537	$13,892
7/31/19	$14,641	$16,789	$14,323
8/31/19	$13,392	$16,480	$13,106
9/30/19	$14,189	$16,767	$13,888
10/31/19	$14,506	$17,132	$14,203
11/30/19	$15,202	$17,785	$14,887
12/31/19	$15,655	$18,296	$15,336
1/31/20	$14,631	$18,315	$14,339
2/29/20	$12,823	$16,807	$12,560
3/31/20	$8,973	$14,731	$8,800
4/30/20	$10,414	$16,620	$10,209
5/31/20	$10,465	$17,411	$10,260
6/30/20	$10,603	$17,758	$10,398
7/31/20	$10,433	$18,759	$10,226
8/31/20	$10,702	$20,107	$10,496
9/30/20	$9,999	$19,343	$9,804
10/31/20	$11,265	$18,829	$11,040
11/30/20	$13,120	$20,890	$12,863
12/31/20	$14,284	$21,693	$14,026
1/31/21	$14,597	$21,474	$14,347
2/28/21	$17,007	$22,066	$16,705
3/31/21	$17,852	$23,033	$17,530
4/30/21	$18,457	$24,262	$18,139
5/31/21	$18,896	$24,431	$18,579
6/30/21	$17,726	$25,002	$17,439
7/31/21	$17,092	$25,596	$16,819
8/31/21	$18,006	$26,374	$17,724
9/30/21	$18,368	$25,147	$18,084
10/31/21	$19,209	$26,909	$18,927
11/30/21	$18,648	$26,723	$18,372
12/31/21	$19,064	$27,920	$18,797
1/31/22	$19,244	$26,475	$18,981
2/28/22	$19,801	$25,683	$19,536
3/31/22	$18,398	$26,636	$18,163
4/30/22	$16,565	$24,314	$16,344
5/31/22	$17,315	$24,358	$17,093
6/30/22	$15,545	$22,348	$15,344
7/31/22	$17,191	$24,408	$16,986
8/31/22	$16,880	$23,413	$16,674
9/30/22	$15,780	$21,256	$15,583
10/31/22	$17,303	$22,977	$17,103
11/30/22	$17,649	$24,261	$17,459
12/31/22	$16,244	$22,864	$16,072
1/31/23	$17,538	$24,300	$17,357
2/28/23	$17,350	$23,707	$17,180
3/31/23	$13,440	$24,578	$13,298
4/30/23	$13,279	$24,961	$13,134
5/31/23	$12,338	$25,070	$12,207
6/30/23	$13,154	$26,726	$13,017
7/31/23	$15,340	$27,585	$15,185
8/31/23	$14,280	$27,146	$14,143
9/30/23	$13,609	$25,852	$13,463
10/31/23	$13,044	$25,308	$12,906
11/30/23	$14,895	$27,619	$14,739
12/31/23	$17,124	$28,874	$16,959
1/31/24	$16,659	$29,359	$16,509
2/29/24	$16,510	$30,927	$16,383
3/31/24	$17,630	$31,922	$17,497
4/30/24	$16,606	$30,619	$16,475
5/31/24	$17,321	$32,138	$17,188
6/30/24	$17,494	$33,292	$17,370

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KBE	32.98%	4.25%	5.75%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Banks Select Industry Index	33.44%	4.57%	6.08%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,444,705,964
# of Portfolio Holdings	94
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$5,114,191

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Banks	86.4%
Financial Services	13.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Bancorp, Inc.	1.3%
First Horizon Corp.	1.2%
First Interstate BancSystem, Inc., A	1.2%
Webster Financial Corp.	1.2%
Synovus Financial Corp.	1.2%
Truist Financial Corp.	1.2%
Axos Financial, Inc.	1.2%
Comerica, Inc.	1.2%
Old National Bancorp	1.2%
Hancock Whitney Corp.	1.2%

TSR AR KBE

SPDR S&P Regional Banking ETF

KRE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Regional Banking ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Regional Banking ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. While larger banks posted higher returns due to rapidly rising interest rates, those higher rates had the opposite effect on regional banks. After the collapses of Silicon Valley Bank, First Republic Bank, and Signature Bank earlier in 2023, customers of local banks were still feeling uneasy about depositing their money for fear of further collapses. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024. Luckily, even the hope of possible future rate cuts helped the Regional Banking Industry to finish the reporting period with strong positive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KRE	S&P 500 Index	S&P Regional Banks Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,531	$9,838	$9,526
8/31/14	$9,668	$10,245	$9,672
9/30/14	$9,428	$10,065	$9,426
10/31/14	$9,986	$10,311	$9,987
11/30/14	$9,882	$10,581	$9,886
12/31/14	$10,195	$10,557	$10,206
1/31/15	$9,221	$10,267	$9,261
2/28/15	$10,065	$10,860	$10,103
3/31/15	$10,264	$10,725	$10,355
4/30/15	$10,329	$10,801	$10,451
5/31/15	$10,590	$10,942	$10,718
6/30/15	$11,146	$10,737	$11,402
7/31/15	$11,008	$10,944	$11,267
8/31/15	$10,369	$10,285	$10,623
9/30/15	$10,441	$10,003	$10,683
10/31/15	$10,857	$10,813	$11,126
11/30/15	$11,574	$10,849	$11,854
12/31/15	$10,684	$10,653	$10,969
1/31/16	$9,338	$10,080	$9,933
2/29/16	$8,933	$10,077	$9,670
3/31/16	$9,645	$10,780	$10,449
4/30/16	$10,344	$10,838	$11,213
5/31/16	$10,674	$11,027	$11,575
6/30/16	$9,897	$11,053	$10,725
7/31/16	$10,322	$11,474	$11,194
8/31/16	$11,074	$11,489	$12,004
9/30/16	$10,924	$11,498	$11,845
10/31/16	$11,317	$11,274	$12,278
11/30/16	$13,547	$11,718	$14,706
12/31/16	$14,426	$11,938	$15,663
1/31/17	$14,379	$12,178	$15,624
2/28/17	$14,911	$12,650	$16,210
3/31/17	$14,219	$12,657	$15,461
4/30/17	$14,074	$12,791	$15,297
5/31/17	$13,519	$12,955	$14,700
6/30/17	$14,367	$13,046	$15,640
7/31/17	$14,249	$13,304	$15,510
8/31/17	$13,608	$13,345	$14,815
9/30/17	$14,891	$13,630	$16,218
10/31/17	$14,977	$13,942	$16,315
11/30/17	$15,574	$14,374	$16,983
12/31/17	$15,509	$14,532	$16,910
1/31/18	$16,418	$15,317	$17,907
2/28/18	$16,210	$14,764	$17,683
3/31/18	$15,963	$14,426	$17,432
4/30/18	$16,304	$14,499	$17,804
5/31/18	$16,695	$14,869	$18,229
6/30/18	$16,177	$14,945	$17,675
7/31/18	$16,320	$15,461	$17,834
8/31/18	$16,756	$15,995	$18,318
9/30/18	$15,833	$16,067	$17,307
10/31/18	$14,388	$14,939	$15,729
11/30/18	$14,870	$15,237	$16,266
12/31/18	$12,562	$13,845	$13,734
1/31/19	$14,220	$15,032	$15,559
2/28/19	$15,204	$15,555	$16,640
3/31/19	$13,852	$15,829	$15,148
4/30/19	$15,054	$16,483	$16,476
5/31/19	$13,548	$15,441	$14,829
6/30/19	$14,532	$16,537	$15,918
7/31/19	$14,981	$16,789	$16,412
8/31/19	$13,617	$16,480	$14,909
9/30/19	$14,453	$16,767	$15,830
10/31/19	$14,715	$17,132	$16,118
11/30/19	$15,367	$17,785	$16,837
12/31/19	$16,011	$18,296	$17,530
1/31/20	$14,900	$18,315	$16,322
2/29/20	$13,051	$16,807	$14,280
3/31/20	$9,038	$14,731	$9,922
4/30/20	$10,579	$16,620	$11,600
5/31/20	$10,584	$17,411	$11,613
6/30/20	$10,752	$17,758	$11,804
7/31/20	$10,518	$18,759	$11,541
8/31/20	$10,825	$20,107	$11,876
9/30/20	$10,101	$19,343	$11,087
10/31/20	$11,658	$18,829	$12,787
11/30/20	$13,486	$20,890	$14,801
12/31/20	$14,817	$21,693	$16,286
1/31/21	$15,496	$21,474	$17,045
2/28/21	$18,332	$22,066	$20,175
3/31/21	$19,016	$23,033	$20,909
4/30/21	$19,606	$24,262	$21,581
5/31/21	$20,260	$24,431	$22,305
6/30/21	$18,867	$25,002	$20,791
7/31/21	$18,011	$25,596	$19,849
8/31/21	$18,985	$26,374	$20,929
9/30/21	$19,607	$25,147	$21,620
10/31/21	$20,543	$26,909	$22,668
11/30/21	$20,220	$26,723	$22,318
12/31/21	$20,634	$27,920	$22,785
1/31/22	$20,825	$26,475	$23,019
2/28/22	$21,642	$25,683	$23,906
3/31/22	$20,158	$26,636	$22,281
4/30/22	$18,109	$24,314	$20,012
5/31/22	$18,817	$24,358	$20,809
6/30/22	$17,111	$22,348	$18,918
7/31/22	$18,773	$24,408	$20,781
8/31/22	$18,424	$23,413	$20,395
9/30/22	$17,444	$21,256	$19,294
10/31/22	$18,937	$22,977	$20,976
11/30/22	$19,111	$24,261	$21,179
12/31/22	$17,527	$22,864	$19,423
1/31/23	$18,529	$24,300	$20,529
2/28/23	$18,350	$23,707	$20,348
3/31/23	$13,190	$24,578	$14,619
4/30/23	$12,838	$24,961	$14,220
5/31/23	$11,701	$25,070	$12,962
6/30/23	$12,401	$26,726	$13,745
7/31/23	$14,799	$27,585	$16,408
8/31/23	$13,531	$27,146	$15,011
9/30/23	$12,803	$25,852	$14,190
10/31/23	$12,164	$25,308	$13,483
11/30/23	$13,827	$27,619	$15,324
12/31/23	$16,207	$28,874	$17,979
1/31/24	$15,356	$29,359	$17,049
2/29/24	$14,883	$30,927	$16,546
3/31/24	$15,658	$31,922	$17,410
4/30/24	$14,642	$30,619	$16,274
5/31/24	$15,228	$32,138	$16,915
6/30/24	$15,422	$33,292	$15,953

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KRE	24.30%	1.19%	4.42%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Regional Banks Select Industry Index	24.77%	1.50%	4.78%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,712,298,027
# of Portfolio Holdings	143
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$10,212,729

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Banks	99.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
First Horizon Corp.	2.3%
Webster Financial Corp.	2.3%
Synovus Financial Corp.	2.3%
Truist Financial Corp.	2.3%
Bank OZK	2.3%
Columbia Banking System, Inc.	2.2%
Regions Financial Corp.	2.2%
Western Alliance Bancorp	2.2%
Valley National Bancorp	2.2%
Huntington Bancshares, Inc.	2.2%

TSR AR KRE

SPDR S&P Dividend ETF

SDY

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Dividend ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Dividend ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period began with uncertainty around economic growth, inflation and the Fed’s stance on the direction of rates rattled some investors who feared that the Fed would keep rates higher for longer. Despite the geopolitical uncertainty introduced by the attacks of October 7th in Israel, the ongoing trickle of indicators revealed that the economy was gradually beginning to slow, and the Fed managed to soothe investors by tempering its hawkish language. Concern about rate hikes turned into speculation about rate cuts. This, combined with continued enthusiasm for semiconductor companies that investors believed would drive the impending A.I. revolution, induced markets to resume their gains.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SDY	S&P 500 Index	S&P High Yield Dividend Aristocrats Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,633	$9,838	$9,639
8/31/14	$10,043	$10,245	$10,054
9/30/14	$9,844	$10,065	$9,854
10/31/14	$10,318	$10,311	$10,336
11/30/14	$10,623	$10,581	$10,640
12/31/14	$10,666	$10,557	$10,692
1/31/15	$10,410	$10,267	$10,434
2/28/15	$10,734	$10,860	$10,771
3/31/15	$10,638	$10,725	$10,676
4/30/15	$10,576	$10,801	$10,617
5/31/15	$10,678	$10,942	$10,723
6/30/15	$10,440	$10,737	$10,485
7/31/15	$10,624	$10,944	$10,670
8/31/15	$10,089	$10,285	$10,138
9/30/15	$9,954	$10,003	$10,001
10/31/15	$10,724	$10,813	$10,777
11/30/15	$10,750	$10,849	$10,806
12/31/15	$10,576	$10,653	$10,651
1/31/16	$10,378	$10,080	$10,458
2/29/16	$10,698	$10,077	$10,787
3/31/16	$11,558	$10,780	$11,657
4/30/16	$11,668	$10,838	$11,771
5/31/16	$11,833	$11,027	$11,945
6/30/16	$12,213	$11,053	$12,328
7/31/16	$12,559	$11,474	$12,685
8/31/16	$12,463	$11,489	$12,593
9/30/16	$12,348	$11,498	$12,480
10/31/16	$11,919	$11,274	$12,043
11/30/16	$12,469	$11,718	$12,608
12/31/16	$12,714	$11,938	$12,855
1/31/17	$12,813	$12,178	$12,964
2/28/17	$13,197	$12,650	$13,359
3/31/17	$13,174	$12,657	$13,342
4/30/17	$13,248	$12,791	$13,423
5/31/17	$13,260	$12,955	$13,437
6/30/17	$13,364	$13,046	$13,547
7/31/17	$13,515	$13,304	$13,704
8/31/17	$13,391	$13,345	$13,583
9/30/17	$13,801	$13,630	$14,005
10/31/17	$13,983	$13,942	$14,192
11/30/17	$14,559	$14,374	$14,779
12/31/17	$14,730	$14,532	$14,949
1/31/18	$15,015	$15,317	$15,255
2/28/18	$14,283	$14,764	$14,514
3/31/18	$14,303	$14,426	$14,534
4/30/18	$14,251	$14,499	$14,491
5/31/18	$14,432	$14,869	$14,676
6/30/18	$14,631	$14,945	$14,880
7/31/18	$15,212	$15,461	$15,484
8/31/18	$15,513	$15,995	$15,795
9/30/18	$15,555	$16,067	$15,840
10/31/18	$14,812	$14,939	$15,090
11/30/18	$15,543	$15,237	$15,850
12/31/18	$14,324	$13,845	$14,586
1/31/19	$15,224	$15,032	$15,514
2/28/19	$15,872	$15,555	$16,185
3/31/19	$16,000	$15,829	$16,317
4/30/19	$16,334	$16,483	$16,668
5/31/19	$15,422	$15,441	$15,734
6/30/19	$16,347	$16,537	$16,687
7/31/19	$16,484	$16,789	$16,837
8/31/19	$16,090	$16,480	$16,440
9/30/19	$16,722	$16,767	$17,083
10/31/19	$16,999	$17,132	$17,375
11/30/19	$17,319	$17,785	$17,700
12/31/19	$17,664	$18,296	$18,070
1/31/20	$17,167	$18,315	$17,565
2/29/20	$15,621	$16,807	$15,972
3/31/20	$13,237	$14,731	$13,541
4/30/20	$14,557	$16,620	$14,910
5/31/20	$15,050	$17,411	$15,414
6/30/20	$15,221	$17,758	$15,590
7/31/20	$15,607	$18,759	$15,982
8/31/20	$16,090	$20,107	$16,490
9/30/20	$15,539	$19,343	$15,919
10/31/20	$15,562	$18,829	$15,925
11/30/20	$17,464	$20,890	$17,896
12/31/20	$17,983	$21,693	$18,442
1/31/21	$17,886	$21,474	$18,355
2/28/21	$18,806	$22,066	$19,302
3/31/21	$20,177	$23,033	$20,697
4/30/21	$20,979	$24,262	$21,546
5/31/21	$21,440	$24,431	$22,020
6/30/21	$21,043	$25,002	$21,625
7/31/21	$21,187	$25,596	$21,774
8/31/21	$21,461	$26,374	$22,068
9/30/21	$20,368	$25,147	$20,942
10/31/21	$21,378	$26,909	$21,993
11/30/21	$20,910	$26,723	$21,508
12/31/21	$22,552	$27,920	$23,211
1/31/22	$22,041	$26,475	$22,698
2/28/22	$21,822	$25,683	$22,482
3/31/22	$22,499	$26,636	$23,179
4/30/22	$21,797	$24,314	$22,462
5/31/22	$22,326	$24,358	$23,015
6/30/22	$20,998	$22,348	$21,652
7/31/22	$22,388	$24,408	$23,099
8/31/22	$21,868	$23,413	$22,573
9/30/22	$19,849	$21,256	$20,476
10/31/22	$21,888	$22,977	$22,599
11/30/22	$23,365	$24,261	$24,142
12/31/22	$22,432	$22,864	$23,177
1/31/23	$23,204	$24,300	$23,973
2/28/23	$22,567	$23,707	$23,332
3/31/23	$22,302	$24,578	$23,064
4/30/23	$22,542	$24,961	$23,310
5/31/23	$21,165	$25,070	$21,881
6/30/23	$22,252	$26,726	$23,024
7/31/23	$23,026	$27,585	$23,828
8/31/23	$22,207	$27,146	$22,982
9/30/23	$21,021	$25,852	$21,754
10/31/23	$20,467	$25,308	$21,186
11/30/23	$21,863	$27,619	$22,641
12/31/23	$23,015	$28,874	$23,832
1/31/24	$22,752	$29,359	$23,573
2/29/24	$23,160	$30,927	$24,017
3/31/24	$24,347	$31,922	$25,253
4/30/24	$23,575	$30,619	$24,449
5/31/24	$24,131	$32,138	$25,021
6/30/24	$23,706	$33,292	$24,593

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SDY	6.52%	7.72%	9.02%
S&P 500 Index	24.56%	15.05%	12.86%
S&P High Yield Dividend Aristocrats Index	6.81%	8.06%	9.42%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$19,708,801,684
# of Portfolio Holdings	136
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$72,006,698

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Electric Utilities	10.0%
Machinery	6.2%
Household Products	5.6%
Chemicals	5.3%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	4.7%
Food Products	4.3%
Aerospace & Defense	4.0%
Multi-Utilities	3.6%
Capital Markets	3.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Realty Income Corp.	2.6%
Southern Co.	1.9%
Chevron Corp.	1.8%
Xcel Energy, Inc.	1.8%
T Rowe Price Group, Inc.	1.8%
Edison International	1.8%
Kimberly-Clark Corp.	1.8%
Consolidated Edison, Inc.	1.6%
Texas Instruments, Inc.	1.6%
Kenvue, Inc.	1.6%

TSR AR SDY

SPDR S&P Aerospace & Defense ETF

XAR

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Aerospace & Defense ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Aerospace & Defense ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

After gaining close to 22% during the prior fiscal year, the Aerospace & Defense Industry continued that trajectory during this most recent fiscal year by adding another 16.21%. Unlike the prior period, however, the Industry lagged the S&P 500 Index (+24.56%) this time around. The more than 8% deficit is even more noteworthy given that the Industry actually beat the broader index by close to 10% during the second fiscal quarter – the only quarter of outperformance throughout the fiscal period. The quarterly outperformance stemmed from business aviation usage hitting 20% above pre-COVID levels (according to data tracker WingX Advance) and the passing of the National Defense Authorization Act (NDAA) that will allocate $886 billion to national security in 2024. Overall, defense stocks paralleled the S&P 500 for the most part while Aerospace stocks played the role of laggard. This was led by Virgin Galactic (-89.14%) who announced the discontinuance of their Unity spacecraft venture. Boeing (-12.63%) also had an unfortunate year that not only saw manufacturing problems interrupting production of both their 737 Max and 787 Dreamliner, but also in-flight malfunctions, whistleblowing, and regulatory scrutiny.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XAR	S&P 500 Index	S&P Aerospace & Defense Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,536	$9,838	$9,533
8/31/14	$10,207	$10,245	$10,212
9/30/14	$10,064	$10,065	$10,065
10/31/14	$10,468	$10,311	$10,479
11/30/14	$10,750	$10,581	$10,765
12/31/14	$10,927	$10,557	$10,942
1/31/15	$10,814	$10,267	$10,831
2/28/15	$11,743	$10,860	$11,760
3/31/15	$11,892	$10,725	$11,915
4/30/15	$11,603	$10,801	$11,632
5/31/15	$11,760	$10,942	$11,789
6/30/15	$11,569	$10,737	$11,604
7/31/15	$11,201	$10,944	$11,239
8/31/15	$10,731	$10,285	$10,775
9/30/15	$10,130	$10,003	$10,171
10/31/15	$10,968	$10,813	$11,008
11/30/15	$11,104	$10,849	$11,151
12/31/15	$10,882	$10,653	$10,941
1/31/16	$10,002	$10,080	$10,062
2/29/16	$10,243	$10,077	$10,302
3/31/16	$10,749	$10,780	$10,817
4/30/16	$11,232	$10,838	$11,301
5/31/16	$11,514	$11,027	$11,591
6/30/16	$11,555	$11,053	$11,633
7/31/16	$11,956	$11,474	$12,045
8/31/16	$12,134	$11,489	$12,221
9/30/16	$12,083	$11,498	$12,173
10/31/16	$12,089	$11,274	$12,176
11/30/16	$13,436	$11,718	$13,540
12/31/16	$13,215	$11,938	$13,327
1/31/17	$13,411	$12,178	$13,532
2/28/17	$14,343	$12,650	$14,476
3/31/17	$13,949	$12,657	$14,085
4/30/17	$14,334	$12,791	$14,478
5/31/17	$14,704	$12,955	$14,855
6/30/17	$14,717	$13,046	$14,876
7/31/17	$15,246	$13,304	$15,411
8/31/17	$15,878	$13,345	$16,058
9/30/17	$16,750	$13,630	$16,946
10/31/17	$17,077	$13,942	$17,279
11/30/17	$17,364	$14,374	$17,583
12/31/17	$17,556	$14,532	$17,773
1/31/18	$18,587	$15,317	$18,826
2/28/18	$18,559	$14,764	$18,804
3/31/18	$18,275	$14,426	$18,531
4/30/18	$17,894	$14,499	$18,151
5/31/18	$18,655	$14,869	$18,925
6/30/18	$18,350	$14,945	$18,616
7/31/18	$19,791	$15,461	$20,083
8/31/18	$20,233	$15,995	$20,545
9/30/18	$21,097	$16,067	$21,417
10/31/18	$18,688	$14,939	$18,976
11/30/18	$18,572	$15,237	$18,873
12/31/18	$16,757	$13,845	$17,024
1/31/19	$19,004	$15,032	$19,299
2/28/19	$20,308	$15,555	$20,647
3/31/19	$19,526	$15,829	$19,854
4/30/19	$20,613	$16,483	$20,976
5/31/19	$20,523	$15,441	$20,881
6/30/19	$22,148	$16,537	$22,543
7/31/19	$22,525	$16,789	$22,935
8/31/19	$22,872	$16,480	$23,304
9/30/19	$22,843	$16,767	$23,275
10/31/19	$22,564	$17,132	$22,997
11/30/19	$23,700	$17,785	$24,150
12/31/19	$23,331	$18,296	$23,798
1/31/20	$24,095	$18,315	$24,579
2/29/20	$21,413	$16,807	$21,845
3/31/20	$16,355	$14,731	$16,699
4/30/20	$17,498	$16,620	$17,871
5/31/20	$18,955	$17,411	$19,367
6/30/20	$18,859	$17,758	$19,282
7/31/20	$18,440	$18,759	$18,842
8/31/20	$19,465	$20,107	$19,900
9/30/20	$18,803	$19,343	$19,231
10/31/20	$18,369	$18,829	$18,779
11/30/20	$23,003	$20,890	$23,533
12/31/20	$24,745	$21,693	$25,334
1/31/21	$24,133	$21,474	$24,693
2/28/21	$25,700	$22,066	$26,321
3/31/21	$27,244	$23,033	$27,897
4/30/21	$27,786	$24,262	$28,468
5/31/21	$28,100	$24,431	$28,802
6/30/21	$28,716	$25,002	$29,444
7/31/21	$27,652	$25,596	$28,361
8/31/21	$26,604	$26,374	$27,290
9/30/21	$25,902	$25,147	$26,592
10/31/21	$25,920	$26,909	$26,609
11/30/21	$24,260	$26,723	$24,908
12/31/21	$25,337	$27,920	$26,023
1/31/22	$23,964	$26,475	$24,621
2/28/22	$26,710	$25,683	$27,437
3/31/22	$27,106	$26,636	$27,863
4/30/22	$24,502	$24,314	$25,191
5/31/22	$23,549	$24,358	$24,221
6/30/22	$21,933	$22,348	$22,546
7/31/22	$23,783	$24,408	$24,465
8/31/22	$22,744	$23,413	$23,395
9/30/22	$20,036	$21,256	$20,591
10/31/22	$23,190	$22,977	$23,864
11/30/22	$24,093	$24,261	$24,807
12/31/22	$24,076	$22,864	$24,789
1/31/23	$25,833	$24,300	$26,621
2/28/23	$25,961	$23,707	$26,754
3/31/23	$25,573	$24,578	$26,371
4/30/23	$25,050	$24,961	$25,829
5/31/23	$24,259	$25,070	$25,019
6/30/23	$26,633	$26,726	$27,478
7/31/23	$27,401	$27,585	$28,276
8/31/23	$26,743	$27,146	$27,600
9/30/23	$24,596	$25,852	$25,387
10/31/23	$25,242	$25,308	$26,063
11/30/23	$28,050	$27,619	$28,972
12/31/23	$29,769	$28,874	$30,759
1/31/24	$28,421	$29,359	$29,366
2/29/24	$30,097	$30,927	$31,148
3/31/24	$30,974	$31,922	$32,045
4/30/24	$29,917	$30,619	$30,937
5/31/24	$31,591	$32,138	$32,661
6/30/24	$30,848	$33,292	$31,931

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XAR	15.85%	6.86%	11.93%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Aerospace & Defense Select Industry Index	16.21%	7.21%	12.31%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,114,115,858
# of Portfolio Holdings	34
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$6,460,002

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Aerospace & Defense	99.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Spirit AeroSystems Holdings, Inc., A	5.2%
BWX Technologies, Inc.	4.9%
Huntington Ingalls Industries, Inc.	4.8%
L3Harris Technologies, Inc.	4.8%
Northrop Grumman Corp.	4.8%
Boeing Co.	4.8%
Lockheed Martin Corp.	4.7%
Curtiss-Wright Corp.	4.7%
Textron, Inc.	4.7%
Axon Enterprise, Inc.	4.7%

TSR AR XAR

SPDR S&P Biotech ETF

XBI

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Biotech ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Biotech ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

Performance of the fund during the reporting period was driven by positive results of drug trials by multiple companies within the investment universe.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XBI	S&P 500 Index	S&P Biotechnology Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,486	$9,838	$9,474
8/31/14	$10,512	$10,245	$10,503
9/30/14	$10,160	$10,065	$10,121
10/31/14	$11,165	$10,311	$11,125
11/30/14	$11,718	$10,581	$11,654
12/31/14	$12,171	$10,557	$12,114
1/31/15	$13,041	$10,267	$12,971
2/28/15	$14,017	$10,860	$13,931
3/31/15	$14,405	$10,725	$14,330
4/30/15	$13,500	$10,801	$13,405
5/31/15	$15,596	$10,942	$15,479
6/30/15	$16,536	$10,737	$16,403
7/31/15	$16,736	$10,944	$16,587
8/31/15	$14,568	$10,285	$14,451
9/30/15	$12,224	$10,003	$12,136
10/31/15	$13,136	$10,813	$13,022
11/30/15	$14,212	$10,849	$14,079
12/31/15	$13,834	$10,653	$13,699
1/31/16	$9,954	$10,080	$9,844
2/29/16	$9,464	$10,077	$9,348
3/31/16	$10,201	$10,780	$10,088
4/30/16	$10,647	$10,838	$10,514
5/31/16	$11,454	$11,027	$11,325
6/30/16	$10,690	$11,053	$10,570
7/31/16	$12,258	$11,474	$12,121
8/31/16	$11,875	$11,489	$11,732
9/30/16	$13,098	$11,498	$12,939
10/31/16	$11,084	$11,274	$10,936
11/30/16	$12,383	$11,718	$12,232
12/31/16	$11,702	$11,938	$11,562
1/31/17	$12,829	$12,178	$12,679
2/28/17	$13,887	$12,650	$13,731
3/31/17	$13,716	$12,657	$13,568
4/30/17	$14,127	$12,791	$13,971
5/31/17	$13,393	$12,955	$13,250
6/30/17	$15,277	$13,046	$15,114
7/31/17	$15,477	$13,304	$15,303
8/31/17	$16,609	$13,345	$16,434
9/30/17	$17,140	$13,630	$16,945
10/31/17	$16,573	$13,942	$16,383
11/30/17	$16,496	$14,374	$16,317
12/31/17	$16,820	$14,532	$16,634
1/31/18	$18,498	$15,317	$18,302
2/28/18	$17,905	$14,764	$17,703
3/31/18	$17,396	$14,426	$17,218
4/30/18	$17,235	$14,499	$17,039
5/31/18	$18,960	$14,869	$18,760
6/30/18	$18,884	$14,945	$18,683
7/31/18	$18,883	$15,461	$18,667
8/31/18	$19,876	$15,995	$19,662
9/30/18	$19,035	$16,067	$18,823
10/31/18	$15,722	$14,939	$15,547
11/30/18	$16,198	$15,237	$16,005
12/31/18	$14,290	$13,845	$14,139
1/31/19	$16,604	$15,032	$16,427
2/28/19	$17,704	$15,555	$17,493
3/31/19	$17,982	$15,829	$17,780
4/30/19	$16,918	$16,483	$16,721
5/31/19	$15,764	$15,441	$15,583
6/30/19	$17,430	$16,537	$17,250
7/31/19	$17,006	$16,789	$16,831
8/31/19	$15,959	$16,480	$15,789
9/30/19	$15,146	$16,767	$14,982
10/31/19	$16,201	$17,132	$16,020
11/30/19	$18,574	$17,785	$18,377
12/31/19	$18,912	$18,296	$18,710
1/31/20	$17,696	$18,315	$17,502
2/29/20	$17,739	$16,807	$17,544
3/31/20	$15,374	$14,731	$15,245
4/30/20	$18,556	$16,620	$18,364
5/31/20	$20,561	$17,411	$20,379
6/30/20	$22,250	$17,758	$22,029
7/31/20	$21,702	$18,759	$21,454
8/31/20	$22,206	$20,107	$21,968
9/30/20	$22,131	$19,343	$21,907
10/31/20	$22,419	$18,829	$22,120
11/30/20	$26,455	$20,890	$26,159
12/31/20	$28,006	$21,693	$27,710
1/31/21	$30,397	$21,474	$30,073
2/28/21	$29,456	$22,066	$29,100
3/31/21	$27,026	$23,033	$26,710
4/30/21	$27,211	$24,262	$26,917
5/31/21	$25,491	$24,431	$25,187
6/30/21	$26,984	$25,002	$26,697
7/31/21	$24,597	$25,596	$24,322
8/31/21	$26,440	$26,374	$26,198
9/30/21	$25,027	$25,147	$24,775
10/31/21	$24,842	$26,909	$24,588
11/30/21	$23,147	$26,723	$22,920
12/31/21	$22,282	$27,920	$22,063
1/31/22	$18,612	$26,475	$18,473
2/28/22	$17,893	$25,683	$17,739
3/31/22	$17,911	$26,636	$17,751
4/30/22	$14,692	$24,314	$14,562
5/31/22	$13,694	$24,358	$13,580
6/30/22	$14,793	$22,348	$14,646
7/31/22	$16,148	$24,408	$16,001
8/31/22	$16,671	$23,413	$16,526
9/30/22	$15,797	$21,256	$15,667
10/31/22	$16,358	$22,977	$16,220
11/30/22	$16,651	$24,261	$16,542
12/31/22	$16,536	$22,864	$16,410
1/31/23	$17,709	$24,300	$17,516
2/28/23	$16,490	$23,707	$16,295
3/31/23	$15,181	$24,578	$14,982
4/30/23	$15,971	$24,961	$15,796
5/31/23	$16,743	$25,070	$16,588
6/30/23	$16,567	$26,726	$16,423
7/31/23	$16,793	$27,585	$16,630
8/31/23	$15,759	$27,146	$15,659
9/30/23	$14,540	$25,852	$14,474
10/31/23	$13,184	$25,308	$13,111
11/30/23	$15,030	$27,619	$14,955
12/31/23	$17,774	$28,874	$17,683
1/31/24	$17,430	$29,359	$17,331
2/29/24	$19,597	$30,927	$19,486
3/31/24	$18,898	$31,922	$18,828
4/30/24	$16,835	$30,619	$16,749
5/31/24	$17,763	$32,138	$17,631
6/30/24	$18,478	$33,292	$18,381

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XBI	11.53%	1.17%	6.34%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Biotechnology Select Industry Index	11.93%	1.28%	6.28%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,916,986,175
# of Portfolio Holdings	143
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$22,791,014

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Biotechnology	99.8%
Pharmaceuticals	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Sarepta Therapeutics, Inc.	3.3%
United Therapeutics Corp.	3.0%
Alnylam Pharmaceuticals, Inc.	2.9%
Gilead Sciences, Inc.	2.8%
Amgen, Inc.	2.8%
AbbVie, Inc.	2.7%
Regeneron Pharmaceuticals, Inc.	2.7%
Exact Sciences Corp.	2.7%
Biogen, Inc.	2.7%
BioMarin Pharmaceutical, Inc.	2.7%

TSR AR XBI

SPDR S&P Homebuilders ETF

XHB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Homebuilders ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Homebuilders ETF	$40	0.35%

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Elevated mortgage rates, low existing home inventory and robust housing demand were favorable conditions for the homebuilder industry. The overall housing market still faces significant under-supply which has increased the demand for new construction.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XHB	S&P 500 Index	S&P Homebuilders Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$8,987	$9,838	$8,991
8/31/14	$9,637	$10,245	$9,639
9/30/14	$9,049	$10,065	$9,054
10/31/14	$9,520	$10,311	$9,530
11/30/14	$10,236	$10,581	$10,243
12/31/14	$10,455	$10,557	$10,468
1/31/15	$10,504	$10,267	$10,523
2/28/15	$11,126	$10,860	$11,152
3/31/15	$11,319	$10,725	$11,354
4/30/15	$10,611	$10,801	$10,641
5/31/15	$11,016	$10,942	$11,047
6/30/15	$11,238	$10,737	$11,271
7/31/15	$11,535	$10,944	$11,575
8/31/15	$11,118	$10,285	$11,164
9/30/15	$10,515	$10,003	$10,559
10/31/15	$10,985	$10,813	$11,036
11/30/15	$11,163	$10,849	$11,217
12/31/15	$10,512	$10,653	$10,571
1/31/16	$9,404	$10,080	$9,456
2/29/16	$9,499	$10,077	$9,557
3/31/16	$10,426	$10,780	$10,495
4/30/16	$10,377	$10,838	$10,448
5/31/16	$10,531	$11,027	$10,599
6/30/16	$10,360	$11,053	$10,434
7/31/16	$11,141	$11,474	$11,224
8/31/16	$11,162	$11,489	$11,249
9/30/16	$10,493	$11,498	$10,578
10/31/16	$9,778	$11,274	$9,860
11/30/16	$10,462	$11,718	$10,552
12/31/16	$10,490	$11,938	$10,584
1/31/17	$10,698	$12,178	$10,796
2/28/17	$11,159	$12,650	$11,265
3/31/17	$11,554	$12,657	$11,669
4/30/17	$11,737	$12,791	$11,858
5/31/17	$11,634	$12,955	$11,755
6/30/17	$11,977	$13,046	$12,111
7/31/17	$11,924	$13,304	$12,058
8/31/17	$11,878	$13,345	$12,015
9/30/17	$12,410	$13,630	$12,555
10/31/17	$12,884	$13,942	$13,041
11/30/17	$13,656	$14,374	$13,824
12/31/17	$13,814	$14,532	$13,987
1/31/18	$13,976	$15,317	$14,159
2/28/18	$12,658	$14,764	$12,825
3/31/18	$12,765	$14,426	$12,891
4/30/18	$12,192	$14,499	$12,360
5/31/18	$12,286	$14,869	$12,451
6/30/18	$12,412	$14,945	$12,564
7/31/18	$12,427	$15,461	$12,591
8/31/18	$12,553	$15,995	$12,721
9/30/18	$12,076	$16,067	$12,236
10/31/18	$10,674	$14,939	$10,817
11/30/18	$11,164	$15,237	$11,320
12/31/18	$10,270	$13,845	$10,410
1/31/19	$11,575	$15,032	$11,740
2/28/19	$12,115	$15,555	$12,296
3/31/19	$12,202	$15,829	$12,390
4/30/19	$12,880	$16,483	$13,077
5/31/19	$12,142	$15,441	$12,336
6/30/19	$13,223	$16,537	$13,434
7/31/19	$13,204	$16,789	$13,418
8/31/19	$13,333	$16,480	$13,560
9/30/19	$14,015	$16,767	$14,251
10/31/19	$14,491	$17,132	$14,738
11/30/19	$14,601	$17,785	$14,847
12/31/19	$14,518	$18,296	$14,779
1/31/20	$14,969	$18,315	$15,239
2/29/20	$13,578	$16,807	$13,824
3/31/20	$9,520	$14,731	$9,657
4/30/20	$11,526	$16,620	$11,708
5/31/20	$13,461	$17,411	$13,681
6/30/20	$14,081	$17,758	$14,309
7/31/20	$15,906	$18,759	$16,171
8/31/20	$16,903	$20,107	$17,199
9/30/20	$17,310	$19,343	$17,605
10/31/20	$16,709	$18,829	$16,992
11/30/20	$18,368	$20,890	$18,704
12/31/20	$18,546	$21,693	$18,889
1/31/21	$19,423	$21,474	$19,777
2/28/21	$19,978	$22,066	$20,349
3/31/21	$22,669	$23,033	$23,116
4/30/21	$24,310	$24,262	$24,786
5/31/21	$24,173	$24,431	$24,653
6/30/21	$23,634	$25,002	$24,123
7/31/21	$24,342	$25,596	$24,846
8/31/21	$25,217	$26,374	$25,750
9/30/21	$23,200	$25,147	$23,692
10/31/21	$25,092	$26,909	$25,631
11/30/21	$25,957	$26,723	$26,526
12/31/21	$27,757	$27,920	$28,376
1/31/22	$24,086	$26,475	$24,635
2/28/22	$22,667	$25,683	$23,191
3/31/22	$20,535	$26,636	$20,987
4/30/22	$19,901	$24,314	$20,353
5/31/22	$20,248	$24,358	$20,728
6/30/22	$17,806	$22,348	$18,217
7/31/22	$20,826	$24,408	$21,323
8/31/22	$19,447	$23,413	$19,919
9/30/22	$17,867	$21,256	$18,288
10/31/22	$19,018	$22,977	$19,493
11/30/22	$20,324	$24,261	$20,834
12/31/22	$19,737	$22,864	$20,241
1/31/23	$22,729	$24,300	$23,321
2/28/23	$22,078	$23,707	$22,673
3/31/23	$22,225	$24,578	$22,821
4/30/23	$23,266	$24,961	$23,894
5/31/23	$22,599	$25,070	$23,219
6/30/23	$26,397	$26,726	$27,136
7/31/23	$27,803	$27,585	$28,578
8/31/23	$27,308	$27,146	$28,089
9/30/23	$25,238	$25,852	$25,951
10/31/23	$23,606	$25,308	$24,280
11/30/23	$27,343	$27,619	$28,148
12/31/23	$31,592	$28,874	$32,523
1/31/24	$30,976	$29,359	$31,908
2/29/24	$34,042	$30,927	$35,099
3/31/24	$36,907	$31,922	$38,054
4/30/24	$33,951	$30,619	$35,002
5/31/24	$34,841	$32,138	$35,912
6/30/24	$33,505	$33,292	$34,564

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XHB	26.90%	20.44%	12.86%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Homebuilders Select Industry Index	27.37%	20.80%	13.20%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,744,452,269
# of Portfolio Holdings	37
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,515,363

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Homebuilding	51.6%
Building Products	35.7%
Home Improvement Retail	9.4%
Homefurnishing Retail	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
KB Home	3.4%
Allegion PLC	3.4%
Lennox International, Inc.	3.3%
Carlisle Cos., Inc.	3.3%
Taylor Morrison Home Corp.	3.3%
NVR, Inc.	3.3%
Trane Technologies PLC	3.3%
Tri Pointe Homes, Inc.	3.3%
Home Depot, Inc.	3.3%
A O Smith Corp.	3.3%

TSR AR XHB

SPDR S&P Oil & Gas Exploration & Production ETF

XOP

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Exploration & Production ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Federal Reserve and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A spike in the price of oil driven by higher demand also contributed to a complex economic situation. The higher prices were supported by increased demand for power generation, reduced production in the U.S., and supply disruptions in Norway. Robust liquified natural gas demand from Asia also boosted prices.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XOP	S&P 500 Index	S&P Oil & Gas Exploration & Production Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,146	$9,838	$9,143
8/31/14	$9,609	$10,245	$9,614
9/30/14	$8,382	$10,065	$8,388
10/31/14	$7,412	$10,311	$7,409
11/30/14	$6,214	$10,581	$6,212
12/31/14	$5,857	$10,557	$5,850
1/31/15	$5,651	$10,267	$5,644
2/28/15	$6,219	$10,860	$6,212
3/31/15	$6,062	$10,725	$6,048
4/30/15	$6,760	$10,801	$6,741
5/31/15	$6,078	$10,942	$6,064
6/30/15	$5,755	$10,737	$5,738
7/31/15	$4,727	$10,944	$4,711
8/31/15	$4,710	$10,285	$4,695
9/30/15	$4,070	$10,003	$4,054
10/31/15	$4,596	$10,813	$4,579
11/30/15	$4,602	$10,849	$4,584
12/31/15	$3,764	$10,653	$3,741
1/31/16	$3,550	$10,080	$3,530
2/29/16	$3,064	$10,077	$3,048
3/31/16	$3,789	$10,780	$3,772
4/30/16	$4,462	$10,838	$4,439
5/31/16	$4,434	$11,027	$4,413
6/30/16	$4,353	$11,053	$4,335
7/31/16	$4,284	$11,474	$4,268
8/31/16	$4,602	$11,489	$4,585
9/30/16	$4,823	$11,498	$4,806
10/31/16	$4,438	$11,274	$4,424
11/30/16	$5,258	$11,718	$5,239
12/31/16	$5,205	$11,938	$5,194
1/31/17	$5,036	$12,178	$5,023
2/28/17	$4,757	$12,650	$4,747
3/31/17	$4,713	$12,657	$4,705
4/30/17	$4,404	$12,791	$4,398
5/31/17	$4,103	$12,955	$4,097
6/30/17	$4,027	$13,046	$4,020
7/31/17	$4,107	$13,304	$4,100
8/31/17	$3,808	$13,345	$3,804
9/30/17	$4,313	$13,630	$4,310
10/31/17	$4,335	$13,942	$4,333
11/30/17	$4,518	$14,374	$4,517
12/31/17	$4,719	$14,532	$4,722
1/31/18	$4,675	$15,317	$4,675
2/28/18	$4,188	$14,764	$4,191
3/31/18	$4,471	$14,426	$4,477
4/30/18	$4,998	$14,499	$5,002
5/31/18	$5,360	$14,869	$5,367
6/30/18	$5,473	$14,945	$5,482
7/31/18	$5,466	$15,461	$5,476
8/31/18	$5,383	$15,995	$5,395
9/30/18	$5,514	$16,067	$5,526
10/31/18	$4,596	$14,939	$4,611
11/30/18	$4,175	$15,237	$4,185
12/31/18	$3,387	$13,845	$3,398
1/31/19	$3,896	$15,032	$3,912
2/28/19	$3,801	$15,555	$3,814
3/31/19	$3,931	$15,829	$3,946
4/30/19	$3,957	$16,483	$3,972
5/31/19	$3,278	$15,441	$3,291
6/30/19	$3,496	$16,537	$3,511
7/31/19	$3,216	$16,789	$3,231
8/31/19	$2,767	$16,480	$2,781
9/30/19	$2,879	$16,767	$2,890
10/31/19	$2,721	$17,132	$2,733
11/30/19	$2,621	$17,785	$2,632
12/31/19	$3,068	$18,296	$3,088
1/31/20	$2,478	$18,315	$2,490
2/29/20	$1,993	$16,807	$2,003
3/31/20	$1,075	$14,731	$1,079
4/30/20	$1,780	$16,620	$1,788
5/31/20	$1,695	$17,411	$1,699
6/30/20	$1,718	$17,758	$1,724
7/31/20	$1,690	$18,759	$1,694
8/31/20	$1,691	$20,107	$1,696
9/30/20	$1,396	$19,343	$1,400
10/31/20	$1,348	$18,829	$1,352
11/30/20	$1,792	$20,890	$1,799
12/31/20	$1,950	$21,693	$1,958
1/31/21	$2,144	$21,474	$2,153
2/28/21	$2,685	$22,066	$2,697
3/31/21	$2,725	$23,033	$2,736
4/30/21	$2,690	$24,262	$2,704
5/31/21	$2,985	$24,431	$3,001
6/30/21	$3,251	$25,002	$3,274
7/31/21	$2,781	$25,596	$2,801
8/31/21	$2,779	$26,374	$2,800
9/30/21	$3,263	$25,147	$3,290
10/31/21	$3,588	$26,909	$3,617
11/30/21	$3,284	$26,723	$3,315
12/31/21	$3,252	$27,920	$3,282
1/31/22	$3,613	$26,475	$3,648
2/28/22	$3,967	$25,683	$4,006
3/31/22	$4,578	$26,636	$4,628
4/30/22	$4,484	$24,314	$4,533
5/31/22	$5,262	$24,358	$5,322
6/30/22	$4,090	$22,348	$4,134
7/31/22	$4,694	$24,408	$4,746
8/31/22	$4,960	$23,413	$5,016
9/30/22	$4,312	$21,256	$4,357
10/31/22	$5,230	$22,977	$5,285
11/30/22	$5,260	$24,261	$5,316
12/31/22	$4,731	$22,864	$4,782
1/31/23	$4,909	$24,300	$4,963
2/28/23	$4,627	$23,707	$4,680
3/31/23	$4,476	$24,578	$4,529
4/30/23	$4,462	$24,961	$4,514
5/31/23	$4,145	$25,070	$4,194
6/30/23	$4,550	$26,726	$4,605
7/31/23	$5,056	$27,585	$5,117
8/31/23	$5,252	$27,146	$5,321
9/30/23	$5,253	$25,852	$5,318
10/31/23	$5,157	$25,308	$5,225
11/30/23	$4,902	$27,619	$4,966
12/31/23	$4,898	$28,874	$4,966
1/31/24	$4,757	$29,359	$4,824
2/29/24	$5,022	$30,927	$5,096
3/31/24	$5,573	$31,922	$5,658
4/30/24	$5,444	$30,619	$5,525
5/31/24	$5,474	$32,138	$5,556
6/30/24	$5,266	$33,292	$5,348

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XOP	15.74%	8.54%	(6.21%)
S&P 500 Index	24.56%	15.05%	12.86%
S&P Oil & Gas Exploration & Production Select Industry Index	16.11%	8.78%	(6.07%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,488,401,418
# of Portfolio Holdings	57
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$12,842,652

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	99.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Diamondback Energy, Inc.	3.0%
Permian Resources Corp.	3.0%
Matador Resources Co.	3.0%
Civitas Resources, Inc.	3.0%
EOG Resources, Inc.	3.0%
APA Corp.	2.9%
Exxon Mobil Corp.	2.9%
Occidental Petroleum Corp.	2.9%
Marathon Oil Corp.	2.9%
ConocoPhillips	2.9%

TSR AR XOP

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,485,013 and $1,425,788, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the aggregate tax fees billed for professional services rendered by the principal accountant were $216,969 and $214,191, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,387,702 and $9,540,002, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2024 (in millions)	FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.3	$17.9
Tax Fees	$3.1	$5.6
All Other Fees	$15	$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2024
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.1%
Axon Enterprise, Inc. (a)	7	$2,060
AUTOMOBILES — 2.3%
Rivian Automotive, Inc. Class A (a)	737	9,890
Tesla, Inc. (a)	236	46,700
		56,590
BANKS — 1.9%
Bank of America Corp.	8	318
Bank of New York Mellon Corp.	73	4,372
JPMorgan Chase & Co.	141	28,519
M&T Bank Corp.	10	1,514
Northern Trust Corp.	23	1,931
U.S. Bancorp	67	2,660
Wells Fargo & Co.	102	6,058
		45,372
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	63	2,721
Constellation Brands, Inc. Class A	4	1,029
Keurig Dr Pepper, Inc.	63	2,104
Monster Beverage Corp. (a)	70	3,497
		9,351
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	90	15,437
Alnylam Pharmaceuticals, Inc. (a)	12	2,916
Amgen, Inc.	25	7,811
Biogen, Inc. (a)	9	2,086
BioMarin Pharmaceutical, Inc. (a)	20	1,647
Exact Sciences Corp. (a)	7	296
Gilead Sciences, Inc.	9	617
GRAIL, Inc. (a)	1	10
Incyte Corp. (a)	14	849
Moderna, Inc. (a)	4	475
Neurocrine Biosciences, Inc. (a)	8	1,101
Regeneron Pharmaceuticals, Inc. (a)	7	7,357
Vertex Pharmaceuticals, Inc. (a)	16	7,500
		48,102
BROADLINE RETAIL — 4.2%
Amazon.com, Inc. (a)	472	91,214
eBay, Inc.	77	4,136
Etsy, Inc. (a)	26	1,534
MercadoLibre, Inc. (a)	3	4,930
		101,814
BUILDING PRODUCTS — 0.3%
A O Smith Corp.	18	1,472
Allegion PLC	46	5,435
		6,907
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	2	854
BlackRock, Inc.	3	2,362
Blackstone, Inc.	35	4,333
Cboe Global Markets, Inc.	13	2,211
Security Description	Shares	Value
Charles Schwab Corp.	138	$10,169
CME Group, Inc.	35	6,881
Coinbase Global, Inc. Class A (a)	1	222
FactSet Research Systems, Inc.	6	2,449
Intercontinental Exchange, Inc.	47	6,434
KKR & Co., Inc.	32	3,368
MarketAxess Holdings, Inc.	7	1,404
Moody's Corp.	32	13,470
Nasdaq, Inc.	42	2,531
S&P Global, Inc.	40	17,840
SEI Investments Co.	36	2,329
T Rowe Price Group, Inc.	24	2,767
Tradeweb Markets, Inc. Class A	5	530
		80,154
CHEMICALS — 1.5%
Ecolab, Inc.	16	3,808
Sherwin-Williams Co.	107	31,932
		35,740
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	6	4,202
Copart, Inc. (a)	78	4,224
Rollins, Inc.	62	3,025
Veralto Corp.	38	3,628
Waste Management, Inc.	5	1,067
		16,146
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks, Inc. (a)	5	1,753
Cisco Systems, Inc.	385	18,291
F5, Inc. (a)	19	3,273
Juniper Networks, Inc.	216	7,875
Motorola Solutions, Inc.	27	10,423
		41,615
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	138	12,163
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	5	1,243
CONSUMER FINANCE — 0.4%
American Express Co.	36	8,336
Discover Financial Services	12	1,570
		9,906
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	5	275
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications, Inc.	72	2,969
ELECTRIC UTILITIES — 1.1%
Edison International	389	27,934
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	74	12,337
Eaton Corp. PLC	8	2,508
Rockwell Automation, Inc.	43	11,837
		26,682

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	72	$4,850
Keysight Technologies, Inc. (a)	21	2,872
Trimble, Inc. (a)	50	2,796
		10,518
ENTERTAINMENT — 1.2%
Liberty Media Corp.-Liberty Formula One Class C (a)	26	1,868
Netflix, Inc. (a)	26	17,547
Take-Two Interactive Software, Inc. (a)	4	622
Walt Disney Co.	104	10,326
		30,363
FINANCIAL SERVICES — 3.2%
Apollo Global Management, Inc.	36	4,251
Block, Inc. (a)	9	580
Fiserv, Inc. (a)	13	1,938
Mastercard, Inc. Class A	64	28,234
PayPal Holdings, Inc. (a)	61	3,540
Visa, Inc. Class A	151	39,633
		78,176
FOOD PRODUCTS — 0.3%
Hershey Co.	43	7,904
McCormick & Co., Inc.	4	284
		8,188
GROUND TRANSPORTATION — 0.6%
CSX Corp.	10	334
Old Dominion Freight Line, Inc.	23	4,062
Uber Technologies, Inc. (a)	75	5,451
Union Pacific Corp.	22	4,978
		14,825
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Align Technology, Inc. (a)	4	966
Baxter International, Inc.	5	167
Becton Dickinson & Co.	11	2,571
Boston Scientific Corp. (a)	85	6,546
Cooper Cos., Inc.	27	2,357
Dexcom, Inc. (a)	28	3,175
Edwards Lifesciences Corp. (a)	70	6,466
Hologic, Inc. (a)	28	2,079
IDEXX Laboratories, Inc. (a)	8	3,897
Insulet Corp. (a)	5	1,009
Intuitive Surgical, Inc. (a)	19	8,452
Medtronic PLC	92	7,241
ResMed, Inc.	14	2,680
Stryker Corp.	24	8,166
Teleflex, Inc.	5	1,052
Zimmer Biomet Holdings, Inc.	17	1,845
		58,669
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Elevance Health, Inc.	14	7,586
Humana, Inc.	8	2,989
Security Description	Shares	Value
Labcorp Holdings, Inc.	2	$407
Quest Diagnostics, Inc.	5	684
UnitedHealth Group, Inc.	53	26,991
		38,657
HEALTH CARE REITs — 0.7%
Healthpeak Properties, Inc. REIT	556	10,898
Ventas, Inc. REIT	31	1,589
Welltower, Inc. REIT	40	4,170
		16,657
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	1,647
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	38	5,762
Chipotle Mexican Grill, Inc. (a)	76	4,761
Hilton Worldwide Holdings, Inc.	5	1,091
McDonald's Corp.	85	21,661
Starbucks Corp.	74	5,761
Yum! Brands, Inc.	30	3,974
		43,010
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	33	5,376
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	51	5,288
INDUSTRIAL REITs — 0.8%
Prologis, Inc. REIT	171	19,205
INSURANCE — 3.4%
Aflac, Inc.	134	11,967
Allstate Corp.	20	3,193
American Financial Group, Inc.	32	3,937
Aon PLC Class A	13	3,817
Arch Capital Group Ltd. (a)	65	6,558
Arthur J Gallagher & Co.	9	2,334
Brown & Brown, Inc.	51	4,560
Chubb Ltd.	36	9,183
Cincinnati Financial Corp.	25	2,952
Erie Indemnity Co. Class A	6	2,174
Hartford Financial Services Group, Inc.	40	4,022
Markel Group, Inc. (a)	2	3,151
Marsh & McLennan Cos., Inc.	38	8,007
MetLife, Inc.	40	2,808
Progressive Corp.	37	7,685
Travelers Cos., Inc.	8	1,627
W R Berkley Corp.	26	2,043
Willis Towers Watson PLC	11	2,884
		82,902
INTERACTIVE MEDIA & SERVICES — 6.4%
Alphabet, Inc. Class A	178	32,423
Alphabet, Inc. Class C	348	63,830
Match Group, Inc. (a)	15	456
Meta Platforms, Inc. Class A	117	58,994
Pinterest, Inc. Class A (a)	20	881

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Snap, Inc. Class A (a)	39	$648
		157,232
IT SERVICES — 1.9%
Accenture PLC Class A	46	13,957
EPAM Systems, Inc. (a)	1	188
International Business Machines Corp.	159	27,499
MongoDB, Inc. (a)	1	250
Okta, Inc. (a)	8	749
Snowflake, Inc. Class A (a)	6	810
VeriSign, Inc. (a)	22	3,912
		47,365
LIFE SCIENCES TOOLS & SERVICES — 2.4%
Agilent Technologies, Inc.	19	2,463
Avantor, Inc. (a)	33	700
Bio-Rad Laboratories, Inc. Class A (a)	3	820
Bio-Techne Corp.	11	788
Danaher Corp.	58	14,491
Illumina, Inc. (a)	11	1,148
IQVIA Holdings, Inc. (a)	3	634
Mettler-Toledo International, Inc. (a)	7	9,783
Revvity, Inc.	27	2,831
Thermo Fisher Scientific, Inc.	26	14,378
Waters Corp. (a)	14	4,062
West Pharmaceutical Services, Inc.	20	6,588
		58,686
MACHINERY — 2.9%
Fortive Corp.	128	9,485
Graco, Inc.	32	2,537
IDEX Corp.	30	6,036
Illinois Tool Works, Inc.	34	8,057
Ingersoll Rand, Inc.	10	908
Pentair PLC	121	9,277
Xylem, Inc.	245	33,229
		69,529
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	9	2,691
Comcast Corp. Class A	144	5,639
Fox Corp. Class A	25	859
Fox Corp. Class B	18	576
Trade Desk, Inc. Class A (a)	11	1,075
		10,840
METALS & MINING — 0.1%
Newmont Corp.	60	2,512
OFFICE REITs — 0.9%
Alexandria Real Estate Equities, Inc. REIT	110	12,867
Boston Properties, Inc. REIT	151	9,295
		22,162
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	13	1,383
PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	167	6,936
Catalent, Inc. (a)	16	900
Security Description	Shares	Value
Eli Lilly & Co.	57	$51,607
Johnson & Johnson	159	23,239
Merck & Co., Inc.	179	22,160
Pfizer, Inc.	257	7,191
Royalty Pharma PLC Class A	118	3,112
Zoetis, Inc.	79	13,695
		128,840
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	8	1,910
Booz Allen Hamilton Holding Corp.	6	923
Equifax, Inc.	10	2,425
Paychex, Inc.	28	3,320
Paycom Software, Inc.	1	143
TransUnion	3	222
Verisk Analytics, Inc.	15	4,043
		12,986
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	34	2,521
RESIDENTIAL REITs — 1.0%
AvalonBay Communities, Inc. REIT	54	11,172
Equity Residential REIT	36	2,496
Essex Property Trust, Inc. REIT	39	10,616
		24,284
RETAIL REITs — 0.4%
Kimco Realty Corp. REIT	95	1,849
Realty Income Corp. REIT	86	4,543
Simon Property Group, Inc. REIT	23	3,491
		9,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.9%
Advanced Micro Devices, Inc. (a)	106	17,194
Analog Devices, Inc.	77	17,576
Broadcom, Inc.	26	41,744
Enphase Energy, Inc. (a)	93	9,273
First Solar, Inc. (a)	86	19,389
Intel Corp.	312	9,663
KLA Corp.	9	7,421
Marvell Technology, Inc.	91	6,361
Monolithic Power Systems, Inc.	4	3,287
NVIDIA Corp.	1,425	176,044
QUALCOMM, Inc.	71	14,142
Texas Instruments, Inc.	84	16,340
		338,434
SOFTWARE — 12.4%
Adobe, Inc. (a)	30	16,666
ANSYS, Inc. (a)	5	1,608
Autodesk, Inc. (a)	24	5,939
DocuSign, Inc. (a)	7	375
Fortinet, Inc. (a)	35	2,109
HubSpot, Inc. (a)	1	590
Intuit, Inc.	25	16,430
Microsoft Corp.	423	189,060
Oracle Corp.	116	16,379

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	4	$1,356
Roper Technologies, Inc.	8	4,509
Salesforce, Inc.	69	17,740
ServiceNow, Inc. (a)	24	18,880
Synopsys, Inc. (a)	11	6,546
Tyler Technologies, Inc. (a)	2	1,006
Workday, Inc. Class A (a)	8	1,788
Zoom Video Communications, Inc. Class A (a)	7	414
		301,395
SPECIALIZED REITs — 3.1%
American Tower Corp. REIT	33	6,414
Digital Realty Trust, Inc. REIT	253	38,469
Equinix, Inc. REIT	26	19,672
Extra Space Storage, Inc. REIT	9	1,399
Public Storage REIT	17	4,890
VICI Properties, Inc. REIT	207	5,928
		76,772
SPECIALTY RETAIL — 1.5%
Home Depot, Inc.	60	20,655
Lowe's Cos., Inc.	5	1,102
Ross Stores, Inc.	27	3,924
TJX Cos., Inc.	89	9,799
Ulta Beauty, Inc. (a)	5	1,929
		37,409
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	802	168,917
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Lululemon Athletica, Inc. (a)	8	2,390
NIKE, Inc. Class B	27	2,035
		4,425
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	76	$4,776
WW Grainger, Inc.	1	902
		5,678
WATER UTILITIES — 0.6%
American Water Works Co., Inc.	107	13,820
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (b)
T-Mobile U.S., Inc.	6	1,057
TOTAL COMMON STOCKS (Cost $2,373,871)		2,434,634
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d) (Cost $7,747)	7,745	7,747
TOTAL INVESTMENTS — 100.1% (Cost $2,381,618)		2,442,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,408)
NET ASSETS — 100.0%		$2,438,973
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
REIT	Real Estate Investment Trust

During the year ended June 30, 2024, the average notional value related to futures contracts was $10,772. There were no futures held at June 30, 2024.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,434,634	$—	$—	$2,434,634
Short-Term Investment	7,747	—	—	7,747
TOTAL INVESTMENTS	$2,442,381	$—	$—	$2,442,381
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	153,356	$153,387	$1,668,506	$1,814,192	$48	$(2)	7,745	$7,747	$6,270
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	9,101	$864,595
Curtiss-Wright Corp.	2,807	760,641
Huntington Ingalls Industries, Inc.	8,629	2,125,581
Northrop Grumman Corp.	3,828	1,668,817
Textron, Inc.	15,229	1,307,562
Woodward, Inc.	1,721	300,108
		7,027,304
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	7,075	623,449
Expeditors International of Washington, Inc.	22,081	2,755,488
FedEx Corp.	6,439	1,930,670
GXO Logistics, Inc. (a)	10,298	520,049
		5,829,656
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	10,025	405,010
Southwest Airlines Co.	78,908	2,257,558
		2,662,568
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	58,477	1,885,298
Gentex Corp.	58,812	1,982,553
Lear Corp.	9,888	1,129,308
		4,997,159
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	7,280	244,171
BANKS — 0.3%
Bank OZK	7,246	297,086
Commerce Bancshares, Inc.	6,770	377,631
First Citizens BancShares, Inc. Class A	519	873,793
First Hawaiian, Inc.	5,557	115,363
Prosperity Bancshares, Inc.	5,027	307,351
		1,971,224
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	808	246,481
Brown-Forman Corp. Class A	2,172	95,850
Brown-Forman Corp. Class B	9,744	420,843
Coca-Cola Consolidated, Inc.	707	767,095
Molson Coors Beverage Co. Class B	28,566	1,452,010
Monster Beverage Corp. (a)	22,324	1,115,084
		4,097,363
BIOTECHNOLOGY — 1.9%
Exelixis, Inc. (a)	37,645	845,883
Gilead Sciences, Inc.	66,631	4,571,553
Incyte Corp. (a)	36,572	2,216,995
Neurocrine Biosciences, Inc. (a)	6,329	871,313
United Therapeutics Corp. (a)	11,104	3,537,179
		12,042,923
Security Description	Shares	Value
BROADLINE RETAIL — 0.7%
eBay, Inc.	72,200	$3,878,584
Ollie's Bargain Outlet Holdings, Inc. (a)	2,648	259,954
		4,138,538
BUILDING PRODUCTS — 1.8%
A O Smith Corp.	23,967	1,960,021
AAON, Inc.	6,099	532,076
Allegion PLC	11,280	1,332,732
Armstrong World Industries, Inc.	5,086	575,939
Carlisle Cos., Inc.	3,017	1,222,519
Fortune Brands Innovations, Inc.	7,764	504,194
Lennox International, Inc.	1,877	1,004,157
Masco Corp.	28,824	1,921,696
Owens Corning	7,401	1,285,702
Simpson Manufacturing Co., Inc.	6,004	1,011,854
		11,350,890
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	8,123	1,269,056
Cboe Global Markets, Inc.	22,823	3,881,279
Evercore, Inc. Class A	3,272	681,983
FactSet Research Systems, Inc.	6,873	2,806,040
Franklin Resources, Inc.	20,421	456,409
Houlihan Lokey, Inc.	11,498	1,550,620
Interactive Brokers Group, Inc. Class A	4,511	553,049
Janus Henderson Group PLC	24,775	835,165
LPL Financial Holdings, Inc.	3,746	1,046,258
MarketAxess Holdings, Inc.	4,854	973,373
Morningstar, Inc.	1,232	364,487
MSCI, Inc.	3,643	1,755,015
Nasdaq, Inc.	16,041	966,631
SEI Investments Co.	25,699	1,662,468
T Rowe Price Group, Inc.	35,415	4,083,704
Tradeweb Markets, Inc. Class A	8,762	928,772
Virtu Financial, Inc. Class A	6,459	145,005
		23,959,314
CHEMICALS — 1.8%
Ashland, Inc.	5,950	562,216
Axalta Coating Systems Ltd. (a)	14,319	489,280
Celanese Corp.	12,397	1,672,231
CF Industries Holdings, Inc.	15,906	1,178,953
Corteva, Inc.	18,598	1,003,176
Eastman Chemical Co.	14,537	1,424,190
Element Solutions, Inc.	13,901	376,995
FMC Corp.	5,277	303,691
Huntsman Corp.	16,137	367,439
NewMarket Corp.	1,710	881,625
PPG Industries, Inc.	12,149	1,529,438
RPM International, Inc.	12,358	1,330,709
Westlake Corp.	1,412	204,486
		11,324,429
COMMERCIAL SERVICES & SUPPLIES — 0.7%
MSA Safety, Inc.	2,038	382,512

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Republic Services, Inc.	6,101	$1,185,668
Rollins, Inc.	29,092	1,419,399
Stericycle, Inc. (a)	5,002	290,766
Tetra Tech, Inc.	2,270	464,170
Vestis Corp.	32,136	393,023
		4,135,538
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	13,655	657,898
F5, Inc. (a)	14,852	2,557,960
Juniper Networks, Inc.	75,414	2,749,594
		5,965,452
CONSTRUCTION & ENGINEERING — 0.8%
AECOM	12,737	1,122,639
Comfort Systems USA, Inc.	1,928	586,343
EMCOR Group, Inc.	4,421	1,614,019
MDU Resources Group, Inc.	26,407	662,816
Valmont Industries, Inc.	2,733	750,072
WillScot Mobile Mini Holdings Corp. (a)	7,450	280,418
		5,016,307
CONSTRUCTION MATERIALS — 0.5%
CRH PLC	20,741	1,555,160
Eagle Materials, Inc.	3,827	832,220
Vulcan Materials Co.	3,553	883,560
		3,270,940
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a)	363	186,829
Synchrony Financial	16,046	757,211
		944,040
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Albertsons Cos., Inc. Class A	70,407	1,390,538
BJ's Wholesale Club Holdings, Inc. (a)	26,853	2,358,768
Casey's General Stores, Inc.	9,325	3,558,047
Dollar General Corp.	29,570	3,910,041
Dollar Tree, Inc. (a)	20,724	2,212,701
Grocery Outlet Holding Corp. (a)	24,637	544,970
Kroger Co.	67,719	3,381,210
Sysco Corp.	21,077	1,504,687
Target Corp.	21,546	3,189,670
Walgreens Boots Alliance, Inc. (c)	42,714	516,626
		22,567,258
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	239,528	2,342,584
AptarGroup, Inc.	9,176	1,292,073
Ardagh Group SA (a) (c)	1,132	9,622
Avery Dennison Corp.	5,921	1,294,627
Ball Corp.	14,975	898,799
Berry Global Group, Inc.	13,454	791,768
Crown Holdings, Inc.	11,511	856,303
Graphic Packaging Holding Co.	40,506	1,061,662
International Paper Co.	57,442	2,478,622
Security Description	Shares	Value
Packaging Corp. of America	9,392	$1,714,604
Sealed Air Corp.	4,242	147,579
Silgan Holdings, Inc.	13,145	556,428
Sonoco Products Co.	18,989	963,122
		14,407,793
DISTRIBUTORS — 1.2%
Genuine Parts Co.	30,823	4,263,437
LKQ Corp.	24,393	1,014,505
Pool Corp.	7,357	2,261,027
		7,538,969
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	2,545	280,154
Grand Canyon Education, Inc. (a)	7,432	1,039,811
H&R Block, Inc.	35,284	1,913,451
Service Corp. International	24,788	1,763,170
		4,996,586
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	26,186	1,441,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a)	21,270	556,849
GCI Liberty, Inc. (a) (d)	10,520	—
Iridium Communications, Inc.	9,086	241,869
Liberty Global Ltd. Class A (a)	32,798	571,669
Liberty Global Ltd. Class C (a)	43,711	780,241
		2,150,628
ELECTRIC UTILITIES — 3.6%
Alliant Energy Corp.	23,886	1,215,797
American Electric Power Co., Inc.	20,731	1,818,938
Avangrid, Inc.	7,271	258,338
Edison International	20,937	1,503,486
Entergy Corp.	24,955	2,670,185
Evergy, Inc.	35,412	1,875,774
Eversource Energy	14,856	842,484
Exelon Corp.	64,175	2,221,097
FirstEnergy Corp.	32,189	1,231,873
IDACORP, Inc.	8,192	763,085
NRG Energy, Inc.	9,702	755,398
OGE Energy Corp.	44,016	1,571,371
Pinnacle West Capital Corp. (c)	18,436	1,408,142
PPL Corp.	52,316	1,446,537
Xcel Energy, Inc.	53,566	2,860,960
		22,443,465
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	3,534	853,249
AMETEK, Inc.	7,226	1,204,646
Rockwell Automation, Inc.	6,156	1,694,624
Sensata Technologies Holding PLC	4,110	153,673
		3,906,192

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Arrow Electronics, Inc. (a)	4,967	$599,815
Cognex Corp.	6,261	292,764
Crane NXT Co.	7,091	435,529
Hubbell, Inc.	1,958	715,610
IPG Photonics Corp. (a)	6,105	515,201
Jabil, Inc.	24,382	2,652,518
Keysight Technologies, Inc. (a)	15,843	2,166,530
Littelfuse, Inc.	1,736	443,704
TD SYNNEX Corp.	7,030	811,262
Teledyne Technologies, Inc. (a)	1,266	491,183
Vontier Corp.	18,718	715,028
		9,839,144
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	33,857	4,717,296
Liberty Media Corp.-Liberty Formula One Class C (a)	8,575	616,028
Madison Square Garden Sports Corp. (a)	3,334	627,225
		5,960,549
FINANCIAL SERVICES — 0.9%
Corpay, Inc. (a)	4,627	1,232,679
Euronet Worldwide, Inc. (a)	2,958	306,153
Jack Henry & Associates, Inc.	8,719	1,447,528
MGIC Investment Corp.	51,989	1,120,363
Voya Financial, Inc.	6,270	446,111
Western Union Co.	85,965	1,050,492
		5,603,326
FOOD PRODUCTS — 3.9%
Archer-Daniels-Midland Co.	73,936	4,469,431
Bunge Global SA	13,285	1,418,439
Campbell Soup Co.	31,061	1,403,646
Conagra Brands, Inc.	51,997	1,477,755
Flowers Foods, Inc.	38,953	864,757
General Mills, Inc.	37,880	2,396,289
Hershey Co.	10,678	1,962,937
Hormel Foods Corp.	27,037	824,358
Ingredion, Inc.	16,660	1,910,902
J M Smucker Co.	14,522	1,583,479
Kellanova	33,828	1,951,199
Kraft Heinz Co.	35,917	1,157,246
McCormick & Co., Inc.	17,316	1,228,397
Pilgrim's Pride Corp. (a)	3,015	116,047
Post Holdings, Inc. (a)	8,175	851,508
Seaboard Corp.	65	205,448
Tyson Foods, Inc. Class A	16,763	957,838
		24,779,676
GAS UTILITIES — 0.9%
Atmos Energy Corp.	30,907	3,605,301
National Fuel Gas Co.	23,162	1,255,149
UGI Corp.	28,369	649,650
		5,510,100
Security Description	Shares	Value
GROUND TRANSPORTATION — 1.3%
CSX Corp.	52,474	$1,755,255
JB Hunt Transport Services, Inc.	9,782	1,565,120
Knight-Swift Transportation Holdings, Inc.	20,896	1,043,128
Landstar System, Inc.	9,043	1,668,253
Old Dominion Freight Line, Inc.	5,738	1,013,331
Ryder System, Inc.	3,533	437,668
Schneider National, Inc. Class B	11,931	288,253
U-Haul Holding Co. (a) (c) (e)	1,903	117,472
U-Haul Holding Co. (e)	8,141	488,623
		8,377,103
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Baxter International, Inc.	33,981	1,136,664
Cooper Cos., Inc.	10,237	893,690
Dentsply Sirona, Inc.	22,611	563,240
Envista Holdings Corp. (a)	12,224	203,285
GE HealthCare Technologies, Inc.	41,144	3,205,941
Hologic, Inc. (a)	18,911	1,404,142
Solventum Corp. (a)	35,248	1,863,914
STERIS PLC	6,176	1,355,879
Teleflex, Inc.	4,050	851,837
Zimmer Biomet Holdings, Inc.	14,843	1,610,911
		13,089,503
HEALTH CARE PROVIDERS & SERVICES — 7.0%
Amedisys, Inc. (a)	2,971	272,738
Cardinal Health, Inc.	61,941	6,090,039
Cencora, Inc.	19,182	4,321,705
Centene Corp. (a)	75,788	5,024,744
Chemed Corp.	3,774	2,047,697
CVS Health Corp.	37,237	2,199,217
DaVita, Inc. (a)	9,187	1,273,043
Encompass Health Corp.	18,269	1,567,297
Henry Schein, Inc. (a)	7,008	449,213
Humana, Inc.	18,542	6,928,218
Labcorp Holdings, Inc.	16,080	3,272,441
McKesson Corp.	8,073	4,714,955
Molina Healthcare, Inc. (a)	7,326	2,178,020
Premier, Inc. Class A	30,264	565,029
Quest Diagnostics, Inc.	17,258	2,362,275
Universal Health Services, Inc. Class B	6,350	1,174,305
		44,440,936
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	66,194	1,190,168
HOTELS, RESTAURANTS & LEISURE — 1.0%
Choice Hotels International, Inc.	3,520	418,880
Domino's Pizza, Inc.	2,856	1,474,639
Texas Roadhouse, Inc.	4,280	734,919
Travel & Leisure Co.	3,058	137,549
Vail Resorts, Inc.	6,788	1,222,722
Wyndham Hotels & Resorts, Inc.	3,309	244,866
Yum! Brands, Inc.	16,885	2,236,587
		6,470,162

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.7%
DR Horton, Inc.	13,796	$1,944,270
Garmin Ltd.	16,796	2,736,404
Leggett & Platt, Inc.	24,914	285,514
Newell Brands, Inc.	59,367	380,543
NVR, Inc. (a)	322	2,443,516
PulteGroup, Inc.	14,997	1,651,170
SharkNinja, Inc.	4,279	321,567
Whirlpool Corp.	9,509	971,820
		10,734,804
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	13,702	1,420,623
Clorox Co.	12,752	1,740,265
Colgate-Palmolive Co.	19,140	1,857,346
Kimberly-Clark Corp.	22,308	3,082,966
Reynolds Consumer Products, Inc.	13,518	378,234
		8,479,434
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	20,852	366,370
Brookfield Renewable Corp. Class A (c)	6,073	172,352
Clearway Energy, Inc. Class A	4,123	93,427
Clearway Energy, Inc. Class C	9,054	223,543
Vistra Corp.	12,376	1,064,088
		1,919,780
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	4,973	845,907
First Industrial Realty Trust, Inc. REIT	23,120	1,098,431
STAG Industrial, Inc. REIT	15,557	560,986
		2,505,324
INSURANCE — 6.9%
American Financial Group, Inc.	4,013	493,679
Aon PLC Class A	10,398	3,052,645
Arch Capital Group Ltd. (a)	65,283	6,586,402
Assurant, Inc.	5,820	967,575
Assured Guaranty Ltd.	6,535	504,175
Axis Capital Holdings Ltd.	8,067	569,934
Brown & Brown, Inc.	20,920	1,870,457
Cincinnati Financial Corp.	32,528	3,841,557
CNA Financial Corp.	2,850	131,300
Everest Group Ltd.	10,942	4,169,121
First American Financial Corp.	4,424	238,675
Globe Life, Inc.	17,223	1,417,108
Hanover Insurance Group, Inc.	1,767	221,652
Hartford Financial Services Group, Inc.	16,130	1,621,710
Kinsale Capital Group, Inc.	2,460	947,789
Loews Corp.	18,262	1,364,902
Markel Group, Inc. (a)	1,913	3,014,238
Old Republic International Corp.	32,932	1,017,599
Primerica, Inc.	5,086	1,203,246
RenaissanceRe Holdings Ltd.	13,183	2,946,532
Security Description	Shares	Value
RLI Corp.	10,532	$1,481,747
Travelers Cos., Inc.	9,841	2,001,069
W R Berkley Corp.	29,824	2,343,570
Willis Towers Watson PLC	5,931	1,554,752
		43,561,434
IT SERVICES — 2.9%
Akamai Technologies, Inc. (a)	23,234	2,092,919
Amdocs Ltd.	29,123	2,298,387
Cognizant Technology Solutions Corp. Class A	126,585	8,607,780
GoDaddy, Inc. Class A (a)	11,942	1,668,417
VeriSign, Inc. (a)	22,057	3,921,734
		18,589,237
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	5,058	368,071
Mattel, Inc. (a)	70,383	1,144,427
Polaris, Inc.	12,838	1,005,344
		2,517,842
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	22,474	2,913,305
Bio-Techne Corp.	9,290	665,629
Bruker Corp.	9,990	637,462
Charles River Laboratories International, Inc. (a)	2,488	513,971
Fortrea Holdings, Inc. (a)	17,013	397,083
Mettler-Toledo International, Inc. (a)	899	1,256,433
Qiagen NV (a)	24,801	1,019,073
West Pharmaceutical Services, Inc.	5,940	1,956,577
		9,359,533
MACHINERY — 5.1%
AGCO Corp.	10,445	1,022,357
Allison Transmission Holdings, Inc.	22,223	1,686,726
CNH Industrial NV	38,971	394,776
Crane Co.	5,041	730,844
Cummins, Inc.	13,768	3,812,772
Donaldson Co., Inc.	23,365	1,671,999
Dover Corp.	6,379	1,151,091
Esab Corp.	3,126	295,188
Flowserve Corp.	7,356	353,824
Fortive Corp.	16,912	1,253,179
Gates Industrial Corp. PLC (a)	11,629	183,854
Graco, Inc.	22,551	1,787,843
IDEX Corp.	7,021	1,412,625
Illinois Tool Works, Inc.	8,904	2,109,892
ITT, Inc.	7,771	1,003,858
Lincoln Electric Holdings, Inc.	9,536	1,798,871
Middleby Corp. (a)	2,154	264,102
Nordson Corp.	2,217	514,211
Oshkosh Corp.	10,563	1,142,917
Otis Worldwide Corp.	19,514	1,878,418
PACCAR, Inc.	29,371	3,023,451
Pentair PLC	9,247	708,968
Snap-on, Inc.	10,760	2,812,556
Timken Co.	4,316	345,841

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Toro Co.	11,310	$1,057,598
		32,417,761
MARINE — 0.1%
Kirby Corp. (a)	3,679	440,487
MEDIA — 2.4%
Charter Communications, Inc. Class A (a)	9,642	2,882,572
Fox Corp. Class A	53,028	1,822,572
Fox Corp. Class B	30,093	963,578
Interpublic Group of Cos., Inc.	60,099	1,748,280
Liberty Broadband Corp. Class A (a)	1,481	80,863
Liberty Broadband Corp. Class C (a)	8,927	489,378
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,903	263,652
Liberty Media Corp.-Liberty SiriusXM Class C (a)	27,863	617,444
New York Times Co. Class A	25,100	1,285,371
News Corp. Class A	29,623	816,706
News Corp. Class B	8,516	241,769
Nexstar Media Group, Inc.	2,919	484,583
Omnicom Group, Inc.	33,348	2,991,316
Sirius XM Holdings, Inc. (c)	124,772	353,105
		15,041,189
METALS & MINING — 1.5%
Nucor Corp.	16,316	2,579,233
Reliance, Inc.	14,520	4,146,912
Royal Gold, Inc.	8,005	1,001,906
Steel Dynamics, Inc.	11,528	1,492,876
		9,220,927
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Rithm Capital Corp. REIT	20,999	229,099
MULTI-UTILITIES — 3.0%
Ameren Corp.	30,318	2,155,913
CenterPoint Energy, Inc.	57,864	1,792,627
CMS Energy Corp.	29,842	1,776,494
Consolidated Edison, Inc.	22,798	2,038,597
Dominion Energy, Inc.	39,060	1,913,940
DTE Energy Co.	11,428	1,268,622
NiSource, Inc.	54,386	1,566,861
Public Service Enterprise Group, Inc.	30,881	2,275,930
Sempra	28,210	2,145,652
WEC Energy Group, Inc.	25,517	2,002,064
		18,936,700
OFFICE REITs — 0.1%
Highwoods Properties, Inc. REIT	9,267	243,444
Kilroy Realty Corp. REIT	9,674	301,539
		544,983
OIL, GAS & CONSUMABLE FUELS — 1.0%
Chesapeake Energy Corp.	28,499	2,342,333
Coterra Energy, Inc.	86,116	2,296,714
DT Midstream, Inc.	14,804	1,051,528
Security Description	Shares	Value
HF Sinclair Corp.	8,354	$445,602
		6,136,177
PERSONAL CARE PRODUCTS — 0.6%
BellRing Brands, Inc. (a)	8,155	465,977
Kenvue, Inc.	170,212	3,094,454
		3,560,431
PHARMACEUTICALS — 2.3%
Bristol-Myers Squibb Co.	172,842	7,178,128
Jazz Pharmaceuticals PLC (a)	15,473	1,651,433
Organon & Co.	33,918	702,103
Perrigo Co. PLC	24,193	621,276
Royalty Pharma PLC Class A	99,513	2,624,158
Viatris, Inc.	163,098	1,733,732
		14,510,830
PROFESSIONAL SERVICES — 3.8%
Booz Allen Hamilton Holding Corp.	9,991	1,537,615
Broadridge Financial Solutions, Inc.	13,973	2,752,681
CACI International, Inc. Class A (a)	4,554	1,958,812
Dun & Bradstreet Holdings, Inc.	31,468	291,394
FTI Consulting, Inc. (a)	5,373	1,158,043
Genpact Ltd.	40,155	1,292,589
Jacobs Solutions, Inc.	17,118	2,391,556
Leidos Holdings, Inc.	22,659	3,305,495
ManpowerGroup, Inc.	10,694	746,441
Parsons Corp. (a)	10,154	830,699
Paychex, Inc.	15,895	1,884,511
Robert Half, Inc.	25,983	1,662,392
Science Applications International Corp.	12,992	1,527,210
SS&C Technologies Holdings, Inc.	16,157	1,012,559
Verisk Analytics, Inc.	6,366	1,715,955
		24,067,952
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	15,939	1,420,324
RESIDENTIAL REITs — 1.7%
American Homes 4 Rent Class A REIT	21,958	815,959
AvalonBay Communities, Inc. REIT	8,248	1,706,429
Camden Property Trust REIT	12,842	1,401,191
Equity LifeStyle Properties, Inc. REIT	21,092	1,373,722
Equity Residential REIT	22,934	1,590,243
Essex Property Trust, Inc. REIT	3,094	842,187
Mid-America Apartment Communities, Inc. REIT	13,923	1,985,559
UDR, Inc. REIT	29,095	1,197,259
		10,912,549
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	5,964	369,410
NNN REIT, Inc.	18,736	798,154
		1,167,564

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Cirrus Logic, Inc. (a)	10,928	$1,395,068
Qorvo, Inc. (a)	9,297	1,078,824
Skyworks Solutions, Inc.	40,839	4,352,621
		6,826,513
SOFTWARE — 1.0%
ANSYS, Inc. (a)	5,910	1,900,065
Dolby Laboratories, Inc. Class A	14,861	1,177,437
Dropbox, Inc. Class A (a)	63,221	1,420,576
Gen Digital, Inc.	63,248	1,579,935
		6,078,013
SPECIALIZED REITs — 2.0%
CubeSmart REIT	44,115	1,992,674
Lamar Advertising Co. Class A REIT	9,592	1,146,532
National Storage Affiliates Trust REIT	10,026	413,272
Public Storage REIT	13,578	3,905,712
Rayonier, Inc. REIT	23,610	686,815
SBA Communications Corp. REIT	7,739	1,519,166
VICI Properties, Inc. REIT	60,060	1,720,118
Weyerhaeuser Co. REIT	46,461	1,319,028
		12,703,317
SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	9,911	627,664
AutoZone, Inc. (a)	1,553	4,603,247
Best Buy Co., Inc.	54,813	4,620,188
Five Below, Inc. (a)	2,956	322,115
Murphy USA, Inc.	3,585	1,683,014
O'Reilly Automotive, Inc. (a)	4,196	4,431,228
Penske Automotive Group, Inc.	1,094	163,028
Tractor Supply Co.	12,496	3,373,920
Valvoline, Inc. (a)	30,024	1,297,037
		21,121,441
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	194,677	4,121,312
NetApp, Inc.	32,079	4,131,775
		8,253,087
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	9,116	564,919
Columbia Sportswear Co.	8,456	668,700
Ralph Lauren Corp.	7,966	1,394,528
Skechers USA, Inc. Class A (a)	24,401	1,686,597
Under Armour, Inc. Class A (a)	9,035	60,263
Under Armour, Inc. Class C (a)	9,232	60,285
VF Corp.	57,527	776,615
		5,211,907
TOBACCO — 0.5%
Altria Group, Inc.	74,989	3,415,749
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Core & Main, Inc. Class A (a)	29,493	1,443,387
Security Description	Shares	Value
Fastenal Co.	53,589	$3,367,533
Ferguson PLC	23,606	4,571,302
MSC Industrial Direct Co., Inc. Class A	11,674	925,865
SiteOne Landscape Supply, Inc. (a)	3,038	368,844
Watsco, Inc.	3,174	1,470,324
WW Grainger, Inc.	2,477	2,234,848
		14,382,103
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	8,278	1,069,186
Essential Utilities, Inc.	24,293	906,858
		1,976,044
TOTAL COMMON STOCKS (Cost $580,603,864)		629,933,448
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	1,216,601	1,216,966
State Street Navigator Securities Lending Portfolio II (h) (i)	2,916,007	2,916,007
TOTAL SHORT-TERM INVESTMENTS (Cost $4,132,948)		4,132,973
TOTAL INVESTMENTS — 100.4% (Cost $584,736,812)		634,066,421
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,534,966)
NET ASSETS — 100.0%		$631,531,455
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	7	09/20/2024	$1,046,671	$1,051,680	$5,009

During the year ended June 30, 2024, the average notional value related to futures contracts was $951,894.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$629,933,448	$—	$0(a)	$629,933,448
Short-Term Investments	4,132,973	—	—	4,132,973
TOTAL INVESTMENTS	$634,066,421	$—	$0	$634,066,421
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$5,009	$—	$—	$5,009
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,009	$—	$—	$5,009
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	516,604	$516,708	$19,974,305	$19,273,877	$(195)	$25	1,216,601	$1,216,966	$41,350
State Street Navigator Securities Lending Portfolio II	2,291,301	2,291,301	74,603,228	73,978,522	—	—	2,916,007	2,916,007	132,511
Total		$2,808,009	$94,577,533	$93,252,399	$(195)	$25		$4,132,973	$173,861
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	170	$50,021
Boeing Co. (a)	66	12,013
BWX Technologies, Inc.	1,220	115,900
Curtiss-Wright Corp.	749	202,964
General Dynamics Corp.	829	240,526
HEICO Corp.	50	11,180
HEICO Corp. Class A	99	17,574
Hexcel Corp.	1,271	79,374
Howmet Aerospace, Inc.	2,133	165,585
Huntington Ingalls Industries, Inc.	1,093	269,239
L3Harris Technologies, Inc.	307	68,946
Lockheed Martin Corp.	231	107,900
Northrop Grumman Corp.	174	75,855
RTX Corp.	822	82,520
Spirit AeroSystems Holdings, Inc. Class A (a)	270	8,875
Textron, Inc.	3,474	298,278
TransDigm Group, Inc.	49	62,603
Woodward, Inc.	855	149,095
		2,018,448
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	278	24,497
Expeditors International of Washington, Inc.	1,106	138,018
FedEx Corp.	1,193	357,709
GXO Logistics, Inc. (a)	586	29,593
United Parcel Service, Inc. Class B	550	75,268
		625,085
AIRLINES — 0.9%
Alaska Air Group, Inc. (a)	2,994	120,957
American Airlines Group, Inc. (a) (b)	4,881	55,302
Delta Air Lines, Inc.	14,673	696,087
Southwest Airlines Co.	9,152	261,839
United Airlines Holdings, Inc. (a)	2,924	142,282
		1,276,467
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	955	67,251
BorgWarner, Inc.	5,554	179,061
Gentex Corp.	7,998	269,613
Lear Corp.	1,186	135,453
		651,378
AUTOMOBILES — 0.6%
Ford Motor Co.	12,836	160,964
General Motors Co.	9,559	444,111
Harley-Davidson, Inc.	4,610	154,619
Thor Industries, Inc.	1,584	148,025
		907,719
BANKS — 2.2%
Bank of America Corp.	640	25,453
Bank of New York Mellon Corp.	2,009	120,319
Bank OZK	2,445	100,245
Security Description	Shares	Value
BOK Financial Corp.	90	$8,248
Citigroup, Inc.	364	23,099
Citizens Financial Group, Inc.	3,416	123,079
Columbia Banking System, Inc.	1,820	36,200
Comerica, Inc.	1,836	93,709
Commerce Bancshares, Inc.	683	38,098
Cullen/Frost Bankers, Inc.	132	13,415
East West Bancorp, Inc.	2,073	151,806
Fifth Third Bancorp	4,613	168,328
First Citizens BancShares, Inc. Class A	358	602,732
First Hawaiian, Inc.	796	16,525
First Horizon Corp.	5,769	90,977
FNB Corp.	3,085	42,203
Goldman Sachs Group, Inc.	38	17,188
Huntington Bancshares, Inc.	8,873	116,946
JPMorgan Chase & Co.	55	11,124
KeyCorp	7,813	111,023
M&T Bank Corp.	925	140,008
Northern Trust Corp.	726	60,969
NU Holdings Ltd. Class A (a)	6,370	82,109
Pinnacle Financial Partners, Inc.	840	67,234
PNC Financial Services Group, Inc.	676	105,105
Popular, Inc.	709	62,697
Prosperity Bancshares, Inc.	395	24,150
Regions Financial Corp.	6,528	130,821
State Street Corp. (c)	668	49,432
Synovus Financial Corp.	1,811	72,784
Truist Financial Corp.	1,063	41,298
U.S. Bancorp	2,183	86,665
Webster Financial Corp.	1,766	76,980
Wells Fargo & Co.	1,066	63,310
Western Alliance Bancorp	796	50,005
Wintrust Financial Corp.	829	81,706
Zions Bancorp NA	1,862	80,755
		3,186,745
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	117	35,691
Brown-Forman Corp. Class B	311	13,432
Celsius Holdings, Inc. (a) (b)	2,148	122,629
Coca-Cola Co.	388	24,696
Coca-Cola Consolidated, Inc.	272	295,120
Constellation Brands, Inc. Class A	282	72,553
Keurig Dr Pepper, Inc.	1,705	56,947
Molson Coors Beverage Co. Class B	1,927	97,950
Monster Beverage Corp. (a)	738	36,863
PepsiCo, Inc.	234	38,594
		794,475
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	453	77,699
Amgen, Inc.	276	86,236
BioMarin Pharmaceutical, Inc. (a)	116	9,550
Exelixis, Inc. (a)	8,408	188,928
Gilead Sciences, Inc.	1,681	115,333

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Incyte Corp. (a)	480	$29,098
Neurocrine Biosciences, Inc. (a)	1,199	165,066
Regeneron Pharmaceuticals, Inc. (a)	217	228,074
Roivant Sciences Ltd. (a)	1,891	19,988
United Therapeutics Corp. (a)	1,266	403,284
Vertex Pharmaceuticals, Inc. (a)	312	146,241
Viking Therapeutics, Inc. (a)	222	11,768
		1,481,265
BROADLINE RETAIL — 1.1%
Amazon.com, Inc. (a)	362	69,957
Coupang, Inc. (a)	19,044	398,972
Dillard's, Inc. Class A	181	79,711
eBay, Inc.	6,835	367,176
Etsy, Inc. (a)	341	20,112
Kohl's Corp.	2,800	64,372
Macy's, Inc.	12,477	239,558
Nordstrom, Inc.	4,701	99,755
Ollie's Bargain Outlet Holdings, Inc. (a)	2,271	222,944
		1,562,557
BUILDING PRODUCTS — 2.8%
A O Smith Corp.	3,384	276,744
AAON, Inc.	1,731	151,012
Advanced Drainage Systems, Inc.	1,181	189,421
Allegion PLC	922	108,934
Armstrong World Industries, Inc.	1,268	143,588
AZEK Co., Inc. (a)	3,191	134,437
Builders FirstSource, Inc. (a)	3,952	546,996
Carlisle Cos., Inc.	697	282,431
Carrier Global Corp.	3,098	195,422
Fortune Brands Innovations, Inc.	1,314	85,331
Hayward Holdings, Inc. (a)	1,166	14,342
Johnson Controls International PLC	2,117	140,717
Lennox International, Inc.	466	249,301
Masco Corp.	4,321	288,081
Owens Corning	3,707	643,980
Simpson Manufacturing Co., Inc.	1,548	260,885
Trane Technologies PLC	746	245,382
Trex Co., Inc. (a)	1,994	147,795
		4,104,799
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	1,878	293,400
Ameriprise Financial, Inc.	278	118,759
ARES Management Corp. Class A	319	42,516
BlackRock, Inc.	113	88,967
Blackstone, Inc.	805	99,659
Blue Owl Capital, Inc.	2,007	35,624
Cboe Global Markets, Inc.	2,470	420,048
Charles Schwab Corp.	627	46,204
CME Group, Inc.	249	48,953
Coinbase Global, Inc. Class A (a)	71	15,778
Evercore, Inc. Class A	1,431	298,263
FactSet Research Systems, Inc.	450	183,722
Security Description	Shares	Value
Franklin Resources, Inc.	1,233	$27,558
Houlihan Lokey, Inc.	1,662	224,137
Interactive Brokers Group, Inc. Class A	893	109,482
Intercontinental Exchange, Inc.	279	38,192
Invesco Ltd.	704	10,532
Janus Henderson Group PLC	5,132	173,000
Jefferies Financial Group, Inc.	187	9,305
KKR & Co., Inc.	264	27,783
LPL Financial Holdings, Inc.	1,734	484,306
MarketAxess Holdings, Inc.	170	34,090
Moody's Corp.	419	176,370
Morningstar, Inc.	156	46,153
MSCI, Inc.	278	133,927
Nasdaq, Inc.	1,263	76,108
Raymond James Financial, Inc.	265	32,757
S&P Global, Inc.	110	49,060
SEI Investments Co.	2,388	154,480
Stifel Financial Corp.	876	73,715
T Rowe Price Group, Inc.	1,607	185,303
TPG, Inc.	906	37,554
Tradeweb Markets, Inc. Class A	1,427	151,262
Virtu Financial, Inc. Class A	1,568	35,202
XP, Inc. Class A	1,239	21,794
		4,003,963
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	369	95,221
Albemarle Corp. (b)	163	15,570
Ashland, Inc.	308	29,103
Axalta Coating Systems Ltd. (a)	1,596	54,535
Celanese Corp.	3,627	489,246
CF Industries Holdings, Inc.	3,269	242,298
Chemours Co.	3,545	80,011
Corteva, Inc.	1,198	64,620
Dow, Inc.	2,587	137,240
DuPont de Nemours, Inc.	1,989	160,095
Eastman Chemical Co.	2,411	236,206
Ecolab, Inc.	487	115,906
Element Solutions, Inc.	2,619	71,027
FMC Corp.	171	9,841
Huntsman Corp.	1,018	23,180
International Flavors & Fragrances, Inc.	566	53,889
Linde PLC	163	71,526
LyondellBasell Industries NV Class A	2,048	195,912
Mosaic Co.	2,149	62,106
NewMarket Corp.	395	203,650
Olin Corp.	3,012	142,016
PPG Industries, Inc.	591	74,401
RPM International, Inc.	1,515	163,135
Scotts Miracle-Gro Co.	756	49,185
Sherwin-Williams Co.	538	160,555
Westlake Corp.	612	88,630
		3,089,104

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	235	$164,561
Clean Harbors, Inc. (a)	1,078	243,790
Copart, Inc. (a)	2,686	145,474
MSA Safety, Inc.	173	32,470
Republic Services, Inc.	906	176,072
Rollins, Inc.	3,007	146,711
Stericycle, Inc. (a)	460	26,740
Tetra Tech, Inc.	485	99,173
Veralto Corp.	1,337	127,643
Vestis Corp.	7,726	94,489
Waste Management, Inc.	900	192,006
		1,449,129
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	698	244,635
Ciena Corp. (a)	2,079	100,166
Cisco Systems, Inc.	2,326	110,508
F5, Inc. (a)	2,448	421,619
Juniper Networks, Inc.	1,973	71,936
Lumentum Holdings, Inc. (a)	123	6,263
Motorola Solutions, Inc.	661	255,179
		1,210,306
CONSTRUCTION & ENGINEERING — 1.2%
AECOM	1,392	122,691
API Group Corp. (a)	3,294	123,953
Comfort Systems USA, Inc.	1,123	341,527
EMCOR Group, Inc.	1,428	521,334
MasTec, Inc. (a)	1,966	210,342
MDU Resources Group, Inc.	4,716	118,372
Quanta Services, Inc.	835	212,165
Valmont Industries, Inc.	83	22,779
WillScot Mobile Mini Holdings Corp. (a)	1,082	40,727
		1,713,890
CONSTRUCTION MATERIALS — 0.9%
CRH PLC	7,311	548,179
Eagle Materials, Inc.	1,429	310,750
Martin Marietta Materials, Inc.	387	209,677
Vulcan Materials Co.	692	172,086
		1,240,692
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	2,043	81,046
American Express Co.	536	124,111
Capital One Financial Corp.	2,802	387,937
Credit Acceptance Corp. (a)	85	43,748
Discover Financial Services	1,859	243,176
OneMain Holdings, Inc.	3,189	154,634
SLM Corp.	2,429	50,499
Synchrony Financial	13,654	644,332
		1,729,483
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.0%
Albertsons Cos., Inc. Class A	5,987	118,243
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	7,524	$660,908
Casey's General Stores, Inc.	2,175	829,893
Costco Wholesale Corp.	145	123,249
Dollar General Corp.	980	129,585
Dollar Tree, Inc. (a)	2,895	309,099
Grocery Outlet Holding Corp. (a)	4,277	94,607
Kroger Co.	9,764	487,517
Performance Food Group Co. (a)	8,628	570,397
Sysco Corp.	4,936	352,381
Target Corp.	1,367	202,371
U.S. Foods Holding Corp. (a)	7,552	400,105
Walmart, Inc.	599	40,558
		4,318,913
CONTAINERS & PACKAGING — 1.0%
Amcor PLC	10,728	104,920
AptarGroup, Inc.	990	139,402
Ardagh Group SA (a) (b)	1,422	12,087
Avery Dennison Corp.	704	153,930
Ball Corp.	1,722	103,354
Berry Global Group, Inc.	902	53,083
Crown Holdings, Inc.	1,104	82,126
Graphic Packaging Holding Co.	3,442	90,215
International Paper Co.	6,289	271,370
Packaging Corp. of America	1,395	254,671
Sealed Air Corp.	437	15,203
Silgan Holdings, Inc.	905	38,309
Sonoco Products Co.	1,025	51,988
Westrock Co.	2,999	150,730
		1,521,388
DISTRIBUTORS — 0.3%
Genuine Parts Co.	1,478	204,437
LKQ Corp.	2,045	85,052
Pool Corp.	416	127,849
		417,338
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	2,908	22,101
Bright Horizons Family Solutions, Inc. (a)	468	51,517
Duolingo, Inc. (a)	295	61,558
Grand Canyon Education, Inc. (a)	1,496	209,305
H&R Block, Inc.	8,155	442,246
Service Corp. International	1,106	78,670
		865,397
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	964	53,068
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	11,705	223,683
Frontier Communications Parent, Inc. (a)	9,250	242,165
GCI Liberty, Inc. (a) (e)	6,909	—
Liberty Global Ltd. Class A (a)	1,923	33,518
Liberty Global Ltd. Class C (a)	3,131	55,888

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Verizon Communications, Inc.	4,826	$199,024
		754,278
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	1,251	63,676
American Electric Power Co., Inc.	2,034	178,463
Avangrid, Inc.	281	9,984
Constellation Energy Corp.	76	15,220
Duke Energy Corp.	1,589	159,265
Edison International	2,423	173,996
Entergy Corp.	2,915	311,905
Evergy, Inc.	1,821	96,458
Eversource Energy	614	34,820
Exelon Corp.	3,506	121,343
FirstEnergy Corp.	2,919	111,710
IDACORP, Inc.	327	30,460
NextEra Energy, Inc.	879	62,242
NRG Energy, Inc.	4,738	368,901
OGE Energy Corp.	3,120	111,384
PG&E Corp.	9,720	169,711
Pinnacle West Capital Corp. (b)	1,082	82,643
PPL Corp.	5,232	144,665
Southern Co.	1,565	121,397
Xcel Energy, Inc.	2,346	125,300
		2,493,543
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	1,374	331,739
AMETEK, Inc.	539	89,857
Eaton Corp. PLC	367	115,073
Emerson Electric Co.	154	16,965
GE Vernova, Inc. (a)	952	163,277
Generac Holdings, Inc. (a)	887	117,279
nVent Electric PLC	1,836	140,656
Regal Rexnord Corp.	234	31,641
Rockwell Automation, Inc.	719	197,926
Sensata Technologies Holding PLC	636	23,780
Vertiv Holdings Co. Class A	3,526	305,246
		1,533,439
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	4,985	335,840
Arrow Electronics, Inc. (a)	366	44,198
CDW Corp.	1,005	224,959
Cognex Corp.	270	12,625
Corning, Inc.	1,645	63,908
Crane NXT Co.	809	49,689
Hubbell, Inc.	311	113,664
IPG Photonics Corp. (a)	450	37,976
Jabil, Inc.	6,903	750,977
Keysight Technologies, Inc. (a)	1,568	214,424
Littelfuse, Inc.	178	45,495
TD SYNNEX Corp.	2,636	304,195
Teledyne Technologies, Inc. (a)	223	86,520
Trimble, Inc. (a)	670	37,466
Vontier Corp.	2,377	90,801
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	59	$18,227
		2,430,964
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes Co.	8,998	316,460
Halliburton Co.	7,766	262,335
NOV, Inc.	6,082	115,619
Schlumberger NV	4,345	204,997
TechnipFMC PLC	12,614	329,856
Weatherford International PLC (a)	2,796	342,370
		1,571,637
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	1,162	161,901
Liberty Media Corp.-Liberty Formula One Class C (a)	233	16,739
Live Nation Entertainment, Inc. (a)	1,896	177,731
Madison Square Garden Sports Corp. (a)	150	28,219
Netflix, Inc. (a)	103	69,513
Spotify Technology SA (a)	352	110,454
Walt Disney Co.	363	36,042
Warner Bros Discovery, Inc. (a)	20,765	154,492
		755,091
FINANCIAL SERVICES — 1.5%
Apollo Global Management, Inc.	1,177	138,968
Berkshire Hathaway, Inc. Class B (a)	214	87,055
Block, Inc. (a)	636	41,016
Corebridge Financial, Inc.	1,743	50,756
Corpay, Inc. (a)	940	250,425
Equitable Holdings, Inc.	1,697	69,339
Euronet Worldwide, Inc. (a)	1,203	124,510
Fidelity National Information Services, Inc.	455	34,289
Fiserv, Inc. (a)	891	132,795
Global Payments, Inc.	751	72,622
Jack Henry & Associates, Inc.	501	83,176
Mastercard, Inc. Class A	65	28,675
MGIC Investment Corp.	15,672	337,732
PayPal Holdings, Inc. (a)	3,385	196,432
Rocket Cos., Inc. Class A (a)	1,035	14,179
Toast, Inc. Class A (a)	7,405	190,827
Visa, Inc. Class A	128	33,596
Voya Financial, Inc.	365	25,970
Western Union Co.	19,099	233,390
WEX, Inc. (a)	583	103,273
		2,249,025
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	8,802	532,081
Bunge Global SA	2,373	253,365
Campbell Soup Co.	1,995	90,154
Conagra Brands, Inc.	1,609	45,728
Flowers Foods, Inc.	3,635	80,697
Freshpet, Inc. (a)	437	56,543

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
General Mills, Inc.	1,475	$93,308
Hershey Co.	190	34,928
Hormel Foods Corp.	826	25,185
Ingredion, Inc.	2,802	321,389
J M Smucker Co.	222	24,207
Kellanova	1,989	114,726
Kraft Heinz Co.	3,239	104,361
Lamb Weston Holdings, Inc.	298	25,056
McCormick & Co., Inc.	239	16,955
Mondelez International, Inc. Class A	1,240	81,146
Pilgrim's Pride Corp. (a)	1,276	49,113
Post Holdings, Inc. (a)	1,018	106,035
Seaboard Corp.	2	6,321
Tyson Foods, Inc. Class A	6,331	361,753
		2,423,051
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,899	221,519
National Fuel Gas Co.	2,822	152,924
UGI Corp.	628	14,381
		388,824
GROUND TRANSPORTATION — 1.0%
CSX Corp.	2,970	99,346
JB Hunt Transport Services, Inc.	542	86,720
Knight-Swift Transportation Holdings, Inc.	375	18,720
Landstar System, Inc.	381	70,287
Norfolk Southern Corp.	277	59,469
Old Dominion Freight Line, Inc.	1,310	231,346
Ryder System, Inc.	1,885	233,514
Saia, Inc. (a)	653	309,711
Schneider National, Inc. Class B	391	9,447
Uber Technologies, Inc. (a)	1,262	91,722
U-Haul Holding Co. (a) (b) (f)	334	20,618
U-Haul Holding Co. (f)	1,443	86,609
Union Pacific Corp.	278	62,900
XPO, Inc. (a)	524	55,623
		1,436,032
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	341	35,433
Align Technology, Inc. (a)	503	121,439
Baxter International, Inc.	914	30,573
Becton Dickinson & Co.	155	36,225
Boston Scientific Corp. (a)	900	69,309
Cooper Cos., Inc.	389	33,960
Dexcom, Inc. (a)	454	51,475
Edwards Lifesciences Corp. (a)	695	64,197
Enovis Corp. (a)	192	8,679
GE HealthCare Technologies, Inc.	3,228	251,526
Hologic, Inc. (a)	481	35,714
IDEXX Laboratories, Inc. (a)	191	93,055
Inspire Medical Systems, Inc. (a)	129	17,264
Intuitive Surgical, Inc. (a)	166	73,845
Masimo Corp. (a)	224	28,211
Medtronic PLC	754	59,347
Security Description	Shares	Value
ResMed, Inc.	350	$66,997
Solventum Corp. (a)	8,146	430,761
STERIS PLC	352	77,278
Stryker Corp.	177	60,224
Teleflex, Inc.	102	21,454
Zimmer Biomet Holdings, Inc.	293	31,799
		1,698,765
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	371	25,058
Amedisys, Inc. (a)	281	25,796
Cardinal Health, Inc.	8,076	794,032
Cencora, Inc.	2,459	554,013
Centene Corp. (a)	10,054	666,580
Chemed Corp.	154	83,557
Cigna Group	1,225	404,948
CVS Health Corp.	4,387	259,096
DaVita, Inc. (a)	2,191	303,607
Elevance Health, Inc.	634	343,539
Encompass Health Corp.	2,251	193,113
HCA Healthcare, Inc.	502	161,283
Henry Schein, Inc. (a)	176	11,282
Humana, Inc.	1,706	637,447
Labcorp Holdings, Inc.	948	192,928
McKesson Corp.	1,883	1,099,747
Molina Healthcare, Inc. (a)	1,361	404,625
Premier, Inc. Class A	996	18,595
Quest Diagnostics, Inc.	961	131,542
Tenet Healthcare Corp. (a)	3,676	489,018
UnitedHealth Group, Inc.	100	50,926
Universal Health Services, Inc. Class B	1,734	320,669
		7,171,401
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	1,169	22,912
Omega Healthcare Investors, Inc. REIT	981	33,599
Ventas, Inc. REIT	187	9,586
Welltower, Inc. REIT	165	17,201
		83,298
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	546	15,271
Veeva Systems, Inc. Class A (a)	468	85,649
		100,920
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	15,104	271,570
Park Hotels & Resorts, Inc. REIT	2,301	34,469
		306,039
HOTELS, RESTAURANTS & LEISURE — 4.1%
Airbnb, Inc. Class A (a)	1,215	184,230
Aramark	9,520	323,870
Booking Holdings, Inc.	82	324,843
Boyd Gaming Corp.	1,654	91,135
Caesars Entertainment, Inc. (a)	325	12,916

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Carnival Corp. (a)	4,030	$75,442
Cava Group, Inc. (a)	321	29,773
Chipotle Mexican Grill, Inc. (a)	3,733	233,872
Choice Hotels International, Inc.	369	43,911
Churchill Downs, Inc.	401	55,980
Darden Restaurants, Inc.	1,337	202,315
Domino's Pizza, Inc.	423	218,408
DoorDash, Inc. Class A (a)	4,416	480,372
DraftKings, Inc. Class A (a)	1,499	57,217
Expedia Group, Inc. (a)	7,432	936,358
Hilton Worldwide Holdings, Inc.	1,215	265,113
Hyatt Hotels Corp. Class A	538	81,733
Las Vegas Sands Corp.	847	37,480
Light & Wonder, Inc. (a)	1,875	196,650
Marriott International, Inc. Class A	1,104	266,914
Marriott Vacations Worldwide Corp.	101	8,819
McDonald's Corp.	136	34,658
MGM Resorts International (a)	3,324	147,719
Norwegian Cruise Line Holdings Ltd. (a)	9,315	175,029
Planet Fitness, Inc. Class A (a)	377	27,743
Royal Caribbean Cruises Ltd. (a)	2,599	414,359
Starbucks Corp.	907	70,610
Texas Roadhouse, Inc.	2,244	385,317
Travel & Leisure Co.	1,735	78,040
Vail Resorts, Inc.	211	38,007
Wendy's Co.	1,032	17,503
Wingstop, Inc.	479	202,454
Wyndham Hotels & Resorts, Inc.	634	46,916
Wynn Resorts Ltd.	1,256	112,412
Yum! Brands, Inc.	714	94,576
		5,972,694
HOUSEHOLD DURABLES — 3.6%
DR Horton, Inc.	5,801	817,535
Garmin Ltd.	2,097	341,643
Lennar Corp. Class A	6,399	959,018
Mohawk Industries, Inc. (a)	1,302	147,894
Newell Brands, Inc.	7,286	46,703
NVR, Inc. (a)	67	508,434
PulteGroup, Inc.	10,064	1,108,046
SharkNinja, Inc.	908	68,236
Tempur Sealy International, Inc.	3,274	154,991
Toll Brothers, Inc.	5,803	668,390
TopBuild Corp. (a)	983	378,721
Whirlpool Corp.	236	24,119
		5,223,730
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	1,613	167,236
Clorox Co.	354	48,310
Colgate-Palmolive Co.	2,627	254,924
Kimberly-Clark Corp.	1,302	179,936
Procter & Gamble Co.	242	39,911
Reynolds Consumer Products, Inc.	983	27,504
Spectrum Brands Holdings, Inc.	906	77,853
		795,674
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	6,996	$122,920
Brookfield Renewable Corp. Class A	621	17,624
Clearway Energy, Inc. Class C	324	7,999
Vistra Corp.	9,468	814,059
		962,602
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	652	66,628
General Electric Co.	958	152,293
Honeywell International, Inc.	266	56,802
		275,723
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	169	28,747
First Industrial Realty Trust, Inc. REIT	567	26,938
Prologis, Inc. REIT	195	21,900
Rexford Industrial Realty, Inc. REIT	124	5,529
STAG Industrial, Inc. REIT	645	23,259
		106,373
INSURANCE — 5.4%
Aflac, Inc.	3,078	274,896
Allstate Corp.	345	55,083
American Financial Group, Inc.	1,306	160,664
American International Group, Inc.	1,439	106,831
Aon PLC Class A	289	84,845
Arch Capital Group Ltd. (a)	10,033	1,012,229
Arthur J Gallagher & Co.	177	45,898
Assurant, Inc.	694	115,378
Assured Guaranty Ltd.	3,113	240,168
Axis Capital Holdings Ltd.	1,077	76,090
Brown & Brown, Inc.	2,194	196,166
Chubb Ltd.	1,067	272,170
Cincinnati Financial Corp.	3,909	461,653
CNA Financial Corp.	279	12,854
Everest Group Ltd.	1,302	496,088
Fidelity National Financial, Inc.	2,605	128,739
First American Financial Corp.	397	21,418
Globe Life, Inc.	2,571	211,542
Hanover Insurance Group, Inc.	176	22,077
Hartford Financial Services Group, Inc.	4,259	428,200
Kinsale Capital Group, Inc.	1,077	414,947
Loews Corp.	2,125	158,822
Markel Group, Inc. (a)	258	406,520
Marsh & McLennan Cos., Inc.	917	193,230
MetLife, Inc.	1,252	87,878
Old Republic International Corp.	4,543	140,379
Primerica, Inc.	651	154,014
Principal Financial Group, Inc.	609	47,776
Progressive Corp.	1,248	259,222
Prudential Financial, Inc.	914	107,112
Reinsurance Group of America, Inc.	745	152,926
RenaissanceRe Holdings Ltd.	2,273	508,038

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
RLI Corp.	745	$104,814
Ryan Specialty Holdings, Inc. (b)	289	16,736
Travelers Cos., Inc.	1,025	208,423
Unum Group	3,175	162,274
W R Berkley Corp.	3,398	267,015
White Mountains Insurance Group Ltd.	6	10,905
Willis Towers Watson PLC	288	75,496
		7,899,516
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A	651	118,580
Alphabet, Inc. Class C	578	106,017
IAC, Inc. (a)	436	20,426
Match Group, Inc. (a)	2,756	83,727
Meta Platforms, Inc. Class A	303	152,779
Pinterest, Inc. Class A (a)	7,023	309,504
TripAdvisor, Inc. (a)	3,643	64,882
ZoomInfo Technologies, Inc. (a)	4,998	63,824
		919,739
IT SERVICES — 2.4%
Accenture PLC Class A	253	76,763
Akamai Technologies, Inc. (a)	2,360	212,589
Amdocs Ltd.	1,973	155,709
Cloudflare, Inc. Class A (a)	121	10,022
Cognizant Technology Solutions Corp. Class A	8,013	544,884
DXC Technology Co. (a)	10,662	203,538
EPAM Systems, Inc. (a)	1,903	357,973
Gartner, Inc. (a)	870	390,682
Globant SA (a)	421	75,048
GoDaddy, Inc. Class A (a)	5,915	826,385
International Business Machines Corp.	1,572	271,877
Kyndryl Holdings, Inc. (a)	4,433	116,632
MongoDB, Inc. (a)	38	9,499
Okta, Inc. (a)	663	62,063
Snowflake, Inc. Class A (a)	474	64,033
Twilio, Inc. Class A (a)	461	26,189
VeriSign, Inc. (a)	249	44,272
		3,448,158
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	867	63,092
Hasbro, Inc.	221	12,928
Mattel, Inc. (a)	7,094	115,348
Polaris, Inc.	176	13,783
YETI Holdings, Inc. (a)	2,889	110,215
		315,366
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	1,938	251,223
Avantor, Inc. (a)	4,720	100,064
Azenta, Inc. (a)	420	22,100
Bio-Techne Corp.	571	40,912
Bruker Corp.	725	46,262
Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	281	$58,049
Danaher Corp.	148	36,978
Fortrea Holdings, Inc. (a)	2,938	68,573
IQVIA Holdings, Inc. (a)	336	71,044
Medpace Holdings, Inc. (a)	623	256,583
Mettler-Toledo International, Inc. (a)	67	93,639
Qiagen NV (a)	694	28,516
Repligen Corp. (a)	85	10,715
Revvity, Inc.	194	20,343
Thermo Fisher Scientific, Inc.	54	29,862
Waters Corp. (a)	74	21,469
West Pharmaceutical Services, Inc.	454	149,543
		1,305,875
MACHINERY — 3.7%
AGCO Corp.	614	60,098
Allison Transmission Holdings, Inc.	5,134	389,671
Caterpillar, Inc.	750	249,825
CNH Industrial NV	3,345	33,885
Crane Co.	1,130	163,827
Cummins, Inc.	1,768	489,612
Deere & Co.	348	130,023
Donaldson Co., Inc.	2,417	172,961
Dover Corp.	925	166,916
Esab Corp.	1,214	114,638
Flowserve Corp.	3,519	169,264
Fortive Corp.	1,516	112,336
Gates Industrial Corp. PLC (a)	6,905	109,168
Graco, Inc.	1,064	84,354
IDEX Corp.	429	86,315
Illinois Tool Works, Inc.	462	109,476
Ingersoll Rand, Inc.	2,373	215,563
ITT, Inc.	2,633	340,131
Lincoln Electric Holdings, Inc.	988	186,376
Middleby Corp. (a)	230	28,200
Nordson Corp.	225	52,187
Oshkosh Corp.	2,820	305,124
Otis Worldwide Corp.	1,478	142,272
PACCAR, Inc.	4,798	493,906
Parker-Hannifin Corp.	78	39,453
Pentair PLC	2,288	175,421
RBC Bearings, Inc. (a)	303	81,743
Snap-on, Inc.	1,239	323,862
Stanley Black & Decker, Inc.	631	50,411
Timken Co.	1,019	81,652
Toro Co.	490	45,820
Westinghouse Air Brake Technologies Corp.	1,416	223,799
		5,428,289
MARINE — 0.1%
Kirby Corp. (a)	1,731	207,253
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	613	183,262
Comcast Corp. Class A	3,409	133,496

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Fox Corp. Class A	3,360	$115,483
Fox Corp. Class B	1,665	53,313
Interpublic Group of Cos., Inc.	2,899	84,332
Liberty Broadband Corp. Class C (a)	279	15,295
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,117	24,742
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,694	59,699
New York Times Co. Class A	3,795	194,342
News Corp. Class A	5,337	147,141
News Corp. Class B	1,763	50,052
Nexstar Media Group, Inc.	1,207	200,374
Omnicom Group, Inc.	2,678	240,217
Trade Desk, Inc. Class A (a)	2,000	195,340
		1,697,088
METALS & MINING — 1.6%
Alcoa Corp.	233	9,269
ATI, Inc. (a)	1,537	85,227
Cleveland-Cliffs, Inc. (a)	10,185	156,747
Freeport-McMoRan, Inc.	3,679	178,799
Nucor Corp.	4,132	653,187
Reliance, Inc.	1,260	359,856
Royal Gold, Inc.	913	114,271
Southern Copper Corp.	257	27,689
Steel Dynamics, Inc.	5,054	654,493
U.S. Steel Corp.	3,850	145,530
		2,385,068
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Rithm Capital Corp. REIT	9,080	99,063
Starwood Property Trust, Inc. REIT (b)	1,036	19,622
		118,685
MULTI-UTILITIES — 1.1%
Ameren Corp.	876	62,292
CenterPoint Energy, Inc.	6,567	203,446
CMS Energy Corp.	2,210	131,561
Consolidated Edison, Inc.	1,771	158,363
Dominion Energy, Inc.	2,771	135,779
DTE Energy Co.	889	98,688
NiSource, Inc.	5,105	147,075
Public Service Enterprise Group, Inc.	4,335	319,490
Sempra	2,508	190,758
WEC Energy Group, Inc.	1,264	99,173
		1,546,625
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	133	15,557
Boston Properties, Inc. REIT	459	28,256
Cousins Properties, Inc. REIT	503	11,645
Highwoods Properties, Inc. REIT	1,407	36,962
Kilroy Realty Corp. REIT	965	30,079
Security Description	Shares	Value
Vornado Realty Trust REIT	925	$24,318
		146,817
OIL, GAS & CONSUMABLE FUELS — 4.8%
Antero Midstream Corp.	7,704	113,557
Antero Resources Corp. (a)	1,953	63,726
APA Corp.	2,115	62,266
Cheniere Energy, Inc.	339	59,267
Chesapeake Energy Corp.	2,662	218,790
Chevron Corp.	436	68,199
Chord Energy Corp.	2,988	501,028
Civitas Resources, Inc.	1,358	93,702
ConocoPhillips	2,149	245,803
Coterra Energy, Inc.	11,223	299,317
Devon Energy Corp.	7,265	344,361
Diamondback Energy, Inc.	4,671	935,087
DT Midstream, Inc.	1,878	133,394
EOG Resources, Inc.	3,936	495,424
EQT Corp.	222	8,210
Exxon Mobil Corp.	399	45,933
Hess Corp.	511	75,383
HF Sinclair Corp.	4,872	259,872
Kinder Morgan, Inc.	6,267	124,525
Marathon Oil Corp.	15,056	431,656
Marathon Petroleum Corp.	2,891	501,531
Matador Resources Co.	3,055	182,078
Occidental Petroleum Corp.	2,825	178,060
Ovintiv, Inc.	2,167	101,567
Permian Resources Corp.	4,860	78,489
Phillips 66	1,765	249,165
Range Resources Corp.	1,530	51,301
Southwestern Energy Co. (a)	9,162	61,660
Targa Resources Corp.	428	55,118
Texas Pacific Land Corp.	277	203,393
Valero Energy Corp.	3,077	482,351
Viper Energy, Inc.	2,029	76,148
Williams Cos., Inc.	6,292	267,410
		7,067,771
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	3,875	221,417
Coty, Inc. Class A (a)	858	8,597
elf Beauty, Inc. (a)	166	34,980
Estee Lauder Cos., Inc. Class A	130	13,832
Kenvue, Inc.	2,549	46,341
		325,167
PAPER & FOREST PRODUCTS — 0.0% (d)
Louisiana-Pacific Corp.	517	42,565
PHARMACEUTICALS — 0.4%
Bristol-Myers Squibb Co.	924	38,374
Catalent, Inc. (a)	394	22,155
Eli Lilly & Co.	13	11,770
Jazz Pharmaceuticals PLC (a)	631	67,347
Johnson & Johnson	269	39,317
Merck & Co., Inc.	237	29,340
Organon & Co.	3,663	75,824

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Perrigo Co. PLC	1,808	$46,429
Royalty Pharma PLC Class A	1,727	45,541
Viatris, Inc.	21,400	227,482
Zoetis, Inc.	312	54,088
		657,667
PROFESSIONAL SERVICES — 2.5%
Automatic Data Processing, Inc.	414	98,818
Booz Allen Hamilton Holding Corp.	1,218	187,450
Broadridge Financial Solutions, Inc.	1,222	240,734
CACI International, Inc. Class A (a)	685	294,639
Clarivate PLC (a) (b)	2,937	16,712
Dayforce, Inc. (a) (b)	574	28,470
Dun & Bradstreet Holdings, Inc.	1,139	10,547
Equifax, Inc.	263	63,767
FTI Consulting, Inc. (a)	272	58,624
Genpact Ltd.	1,267	40,785
Jacobs Solutions, Inc.	1,958	273,552
KBR, Inc.	955	61,254
Leidos Holdings, Inc.	4,433	646,686
ManpowerGroup, Inc.	873	60,935
Parsons Corp. (a)	2,643	216,224
Paychex, Inc.	1,633	193,608
Paycom Software, Inc.	2,792	399,368
Paylocity Holding Corp. (a)	292	38,500
Robert Half, Inc.	1,825	116,764
Science Applications International Corp.	2,340	275,067
SS&C Technologies Holdings, Inc.	1,675	104,972
TransUnion	637	47,240
Verisk Analytics, Inc.	454	122,376
		3,597,092
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	2,580	229,904
CoStar Group, Inc. (a)	363	26,913
Jones Lang LaSalle, Inc. (a)	566	116,188
Lennar Corp. Class B	368	51,310
		424,315
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	956	35,525
AvalonBay Communities, Inc. REIT	415	85,859
Camden Property Trust REIT	383	41,789
Equity LifeStyle Properties, Inc. REIT	633	41,227
Equity Residential REIT	1,083	75,095
Essex Property Trust, Inc. REIT	259	70,500
Invitation Homes, Inc. REIT	1,064	38,187
Mid-America Apartment Communities, Inc. REIT	277	39,503
UDR, Inc. REIT	898	36,953
		464,638
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	154	9,539
Brixmor Property Group, Inc. REIT	2,295	52,991
Security Description	Shares	Value
Federal Realty Investment Trust REIT	362	$36,551
Kimco Realty Corp. REIT	2,814	54,760
NNN REIT, Inc.	1,531	65,221
Realty Income Corp. REIT	291	15,371
Regency Centers Corp. REIT	535	33,277
Simon Property Group, Inc. REIT	2,656	403,181
		670,891
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Micro Devices, Inc. (a)	282	45,743
Amkor Technology, Inc.	6,627	265,213
Analog Devices, Inc.	884	201,782
Applied Materials, Inc.	2,062	486,611
Astera Labs, Inc. (a)	188	11,376
Broadcom, Inc.	36	57,799
Cirrus Logic, Inc. (a)	2,792	356,427
Entegris, Inc.	712	96,405
First Solar, Inc. (a)	325	73,275
GLOBALFOUNDRIES, Inc. (a)	375	18,960
Intel Corp.	1,025	31,744
KLA Corp.	745	614,260
Lam Research Corp.	656	698,542
Lattice Semiconductor Corp. (a)	3,603	208,938
MACOM Technology Solutions Holdings, Inc. (a)	884	98,539
Marvell Technology, Inc.	1,235	86,326
Microchip Technology, Inc.	2,849	260,683
MKS Instruments, Inc.	91	11,883
Monolithic Power Systems, Inc.	454	373,043
NVIDIA Corp.	1,760	217,430
ON Semiconductor Corp. (a)	1,916	131,342
Onto Innovation, Inc. (a)	1,286	282,354
Qorvo, Inc. (a)	2,093	242,872
QUALCOMM, Inc.	1,375	273,872
Skyworks Solutions, Inc.	5,401	575,639
Teradyne, Inc.	2,124	314,968
Texas Instruments, Inc.	478	92,985
Universal Display Corp.	763	160,421
		6,289,432
SOFTWARE — 5.1%
Adobe, Inc. (a)	409	227,216
ANSYS, Inc. (a)	188	60,442
Appfolio, Inc. Class A (a)	75	18,343
AppLovin Corp. Class A (a)	5,471	455,297
Aspen Technology, Inc. (a)	349	69,322
Atlassian Corp. Class A (a)	797	140,973
Autodesk, Inc. (a)	920	227,654
Bentley Systems, Inc. Class B	707	34,898
Cadence Design Systems, Inc. (a)	915	281,591
CCC Intelligent Solutions Holdings, Inc. (a)	1,608	17,865
Crowdstrike Holdings, Inc. Class A (a)	1,079	413,462
Datadog, Inc. Class A (a)	1,150	149,144

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
DocuSign, Inc. (a)	2,068	$110,638
Dolby Laboratories, Inc. Class A	1,488	117,894
DoubleVerify Holdings, Inc. (a)	4,155	80,898
Dropbox, Inc. Class A (a)	14,614	328,377
Dynatrace, Inc. (a)	2,676	119,724
Elastic NV (a)	87	9,910
Fair Isaac Corp. (a)	153	227,765
Fortinet, Inc. (a)	9,764	588,476
Gen Digital, Inc.	12,098	302,208
Gitlab, Inc. Class A (a)	1,083	53,847
Guidewire Software, Inc. (a)	494	68,118
HubSpot, Inc. (a)	147	86,699
Informatica, Inc. Class A (a)	383	11,827
Intuit, Inc.	452	297,059
Manhattan Associates, Inc. (a)	1,577	389,014
Microsoft Corp.	453	202,468
MicroStrategy, Inc. Class A (a)	5	6,887
nCino, Inc. (a)	394	12,391
Nutanix, Inc. Class A (a)	1,111	63,160
Palantir Technologies, Inc. Class A (a)	2,242	56,790
Palo Alto Networks, Inc. (a)	707	239,680
Pegasystems, Inc.	97	5,872
Procore Technologies, Inc. (a)	1,058	70,156
PTC, Inc. (a)	425	77,210
RingCentral, Inc. Class A (a)	1,475	41,595
Roper Technologies, Inc.	205	115,550
Salesforce, Inc.	830	213,393
SentinelOne, Inc. Class A (a)	1,605	33,785
ServiceNow, Inc. (a)	320	251,734
Smartsheet, Inc. Class A (a)	903	39,804
Synopsys, Inc. (a)	590	351,086
Teradata Corp. (a)	5,702	197,061
Tyler Technologies, Inc. (a)	244	122,678
UiPath, Inc. Class A (a)	1,528	19,375
Workday, Inc. Class A (a)	858	191,815
Zoom Video Communications, Inc. Class A (a)	1,248	73,869
Zscaler, Inc. (a)	463	88,984
		7,364,004
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	103	20,021
Crown Castle, Inc. REIT	355	34,684
CubeSmart REIT	2,171	98,064
Digital Realty Trust, Inc. REIT	488	74,200
EPR Properties REIT	487	20,444
Equinix, Inc. REIT	27	20,428
Extra Space Storage, Inc. REIT	430	66,826
Gaming & Leisure Properties, Inc. REIT	1,783	80,610
Iron Mountain, Inc. REIT	563	50,456
Lamar Advertising Co. Class A REIT	1,886	225,434
National Storage Affiliates Trust REIT	962	39,654
Public Storage REIT	545	156,769
Rayonier, Inc. REIT	849	24,697
Security Description	Shares	Value
SBA Communications Corp. REIT	204	$40,045
VICI Properties, Inc. REIT	4,584	131,286
Weyerhaeuser Co. REIT	2,745	77,931
		1,161,549
SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc.	1,958	124,000
AutoNation, Inc. (a)	303	48,292
AutoZone, Inc. (a)	105	311,230
Bath & Body Works, Inc.	6,612	258,199
Best Buy Co., Inc.	3,396	286,249
Burlington Stores, Inc. (a)	857	205,680
CarMax, Inc. (a)	776	56,912
Carvana Co. (a)	1,006	129,492
Dick's Sporting Goods, Inc.	3,345	718,673
Five Below, Inc. (a)	385	41,953
Floor & Decor Holdings, Inc. Class A (a) (b)	2,262	224,865
Gap, Inc.	11,795	281,783
Home Depot, Inc.	235	80,896
Lithia Motors, Inc.	40	10,098
Lowe's Cos., Inc.	608	134,040
Murphy USA, Inc.	558	261,959
O'Reilly Automotive, Inc. (a)	227	239,726
Penske Automotive Group, Inc.	188	28,016
RH (a)	108	26,400
Ross Stores, Inc.	2,435	353,854
TJX Cos., Inc.	2,696	296,830
Tractor Supply Co.	1,472	397,440
Ulta Beauty, Inc. (a)	786	303,294
Valvoline, Inc. (a)	5,571	240,667
Wayfair, Inc. Class A (a) (b)	249	13,130
Williams-Sonoma, Inc.	2,744	774,823
		5,848,501
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	522	109,943
Dell Technologies, Inc. Class C	3,103	427,935
Hewlett Packard Enterprise Co.	17,346	367,215
HP, Inc.	6,839	239,502
NetApp, Inc.	5,574	717,931
Pure Storage, Inc. Class A (a)	5,534	355,338
Super Micro Computer, Inc. (a)	737	603,861
		2,821,725
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Amer Sports, Inc. (a)	591	7,429
Carter's, Inc.	1,389	86,076
Columbia Sportswear Co.	1,457	115,219
Crocs, Inc. (a)	1,553	226,645
Deckers Outdoor Corp. (a)	339	328,135
Lululemon Athletica, Inc. (a)	391	116,792
NIKE, Inc. Class B	684	51,553
PVH Corp.	3,365	356,252
Ralph Lauren Corp.	2,249	393,710
Skechers USA, Inc. Class A (a)	6,574	454,395

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Tapestry, Inc.	9,702	$415,149
Under Armour, Inc. Class A (a)	6,307	42,068
Under Armour, Inc. Class C (a)	5,475	35,752
VF Corp.	1,447	19,534
		2,648,709
TOBACCO — 0.4%
Altria Group, Inc.	8,925	406,534
Philip Morris International, Inc.	1,051	106,498
		513,032
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp.	2,515	119,538
Core & Main, Inc. Class A (a)	9,715	475,452
Fastenal Co.	3,635	228,423
Ferguson PLC	3,309	640,788
MSC Industrial Direct Co., Inc. Class A	848	67,255
SiteOne Landscape Supply, Inc. (a)	628	76,246
United Rentals, Inc.	862	557,481
Watsco, Inc.	448	207,532
WESCO International, Inc.	1,685	267,106
WW Grainger, Inc.	351	316,686
		2,956,507
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	274	35,390
Essential Utilities, Inc.	1,349	50,358
		85,748
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc.	320	56,378
TOTAL COMMON STOCKS (Cost $123,084,570)		145,368,882
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	137,550	137,591
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (i)	370,318	$370,318
TOTAL SHORT-TERM INVESTMENTS (Cost $507,903)		507,909
TOTAL INVESTMENTS — 100.1% (Cost $123,592,473)		145,876,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(125,044)
NET ASSETS — 100.0%		$145,751,747
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	1	09/20/2024	$148,973	$150,240	$1,267

During the year ended June 30, 2024, the average notional value related to futures contracts was $188,461.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$145,368,882	$—	$0(a)	$145,368,882
Short-Term Investments	507,909	—	—	507,909
TOTAL INVESTMENTS	$145,876,791	$—	$0	$145,876,791
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,267	$—	$—	$1,267
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,267	$—	$—	$1,267
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	1,863	$136,334	$15,006	$102,674	$2,642	$(1,876)	668	$49,432	$3,800
State Street Institutional Liquid Reserves Fund, Premier Class	180,310	180,346	4,081,069	4,123,820	(8)	4	137,550	137,591	10,543
State Street Navigator Securities Lending Portfolio II	903,428	903,428	21,054,010	21,587,120	—	—	370,318	370,318	4,464
Total		$1,220,108	$25,150,085	$25,813,614	$2,634	$(1,872)		$557,341	$18,807
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
Huntington Ingalls Industries, Inc.	12,470	$3,071,735
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	18,711	1,648,813
AIRLINES — 0.7%
Southwest Airlines Co.	188,289	5,386,948
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	72,473	2,336,530
Gentex Corp.	46,692	1,573,987
Lear Corp.	17,772	2,029,740
		5,940,257
AUTOMOBILES — 1.8%
Ford Motor Co.	933,066	11,700,648
Harley-Davidson, Inc.	38,064	1,276,666
Thor Industries, Inc.	15,066	1,407,918
		14,385,232
BANKS — 3.5%
Bank OZK	33,407	1,369,687
Citizens Financial Group, Inc.	63,261	2,279,294
Columbia Banking System, Inc.	63,421	1,261,444
Comerica, Inc.	36,742	1,875,312
Cullen/Frost Bankers, Inc.	8,676	881,742
East West Bancorp, Inc.	23,264	1,703,623
First Hawaiian, Inc.	28,348	588,504
First Horizon Corp.	102,064	1,609,549
FNB Corp.	59,256	810,622
Huntington Bancshares, Inc.	169,779	2,237,687
KeyCorp	136,901	1,945,363
M&T Bank Corp.	17,027	2,577,207
Popular, Inc.	7,831	692,495
Prosperity Bancshares, Inc.	12,796	782,347
Regions Financial Corp.	151,117	3,028,385
Synovus Financial Corp.	31,080	1,249,105
Webster Financial Corp.	33,122	1,443,788
Zions Bancorp NA	25,915	1,123,934
		27,460,088
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	55,158	2,803,681
BIOTECHNOLOGY — 1.2%
Gilead Sciences, Inc.	137,437	9,429,553
BROADLINE RETAIL — 1.0%
eBay, Inc.	84,486	4,538,588
Kohl's Corp.	34,730	798,443
Macy's, Inc.	86,146	1,654,003
Nordstrom, Inc.	31,483	668,069
		7,659,103
BUILDING PRODUCTS — 1.2%
A O Smith Corp.	28,674	2,344,960
Allegion PLC	12,500	1,476,875
Fortune Brands Innovations, Inc.	13,084	849,675
Security Description	Shares	Value
Masco Corp.	37,740	$2,516,126
Owens Corning	12,870	2,235,776
		9,423,412
CAPITAL MARKETS — 2.4%
Evercore, Inc. Class A	5,905	1,230,779
Franklin Resources, Inc.	89,666	2,004,035
Houlihan Lokey, Inc.	8,923	1,203,356
Janus Henderson Group PLC	40,704	1,372,132
MarketAxess Holdings, Inc.	5,722	1,147,433
SEI Investments Co.	16,188	1,047,202
T Rowe Price Group, Inc.	69,131	7,971,495
TPG, Inc.	11,118	460,841
Virtu Financial, Inc. Class A	25,920	581,904
XP, Inc. Class A	122,953	2,162,743
		19,181,920
CHEMICALS — 4.8%
Albemarle Corp.	14,574	1,392,108
Celanese Corp.	25,240	3,404,624
CF Industries Holdings, Inc.	58,997	4,372,858
Chemours Co.	46,918	1,058,939
Dow, Inc.	104,506	5,544,043
Eastman Chemical Co.	36,853	3,610,488
FMC Corp.	18,200	1,047,410
Huntsman Corp.	51,457	1,171,676
LyondellBasell Industries NV Class A	76,969	7,362,855
Mosaic Co.	100,817	2,913,611
NewMarket Corp.	2,117	1,091,462
Olin Corp.	19,303	910,136
PPG Industries, Inc.	24,849	3,128,241
Scotts Miracle-Gro Co.	13,383	870,698
		37,879,149
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	101,301	3,693,434
CONSTRUCTION & ENGINEERING — 0.2%
MDU Resources Group, Inc.	63,946	1,605,045
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	33,032	1,310,379
OneMain Holdings, Inc.	35,565	1,724,547
SLM Corp.	24,528	509,937
Synchrony Financial	126,377	5,963,731
		9,508,594
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.0%
Albertsons Cos., Inc. Class A	131,687	2,600,818
Dollar General Corp.	25,549	3,378,344
Kroger Co.	104,430	5,214,190
Sysco Corp.	123,979	8,850,861
Target Corp.	55,853	8,268,478
Walgreens Boots Alliance, Inc.	225,627	2,728,959
		31,041,650
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	453,271	4,432,990

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Ardagh Group SA (a) (b)	6,370	$54,145
Berry Global Group, Inc.	26,430	1,555,406
Graphic Packaging Holding Co.	39,205	1,027,563
International Paper Co.	109,175	4,710,901
Packaging Corp. of America	21,723	3,965,751
Sealed Air Corp.	17,124	595,744
Silgan Holdings, Inc.	12,311	521,125
Sonoco Products Co.	30,814	1,562,886
		18,426,511
DISTRIBUTORS — 1.4%
Genuine Parts Co.	43,831	6,062,704
LKQ Corp.	83,858	3,487,654
Pool Corp.	3,900	1,198,587
		10,748,945
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	61,486	467,293
H&R Block, Inc.	43,690	2,369,309
Service Corp. International	18,194	1,294,139
		4,130,741
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	59,451	3,272,777
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	23,600	628,232
ELECTRIC UTILITIES — 5.1%
Alliant Energy Corp.	37,428	1,905,085
American Electric Power Co., Inc.	34,801	3,053,440
Avangrid, Inc.	15,509	551,035
Edison International	42,999	3,087,758
Entergy Corp.	47,118	5,041,626
Evergy, Inc.	70,179	3,717,382
Eversource Energy	31,040	1,760,278
Exelon Corp.	122,481	4,239,067
FirstEnergy Corp.	69,131	2,645,643
IDACORP, Inc.	11,860	1,104,759
NRG Energy, Inc.	15,955	1,242,256
OGE Energy Corp.	62,915	2,246,066
Pinnacle West Capital Corp.	35,777	2,732,647
PPL Corp.	83,661	2,313,227
Xcel Energy, Inc.	90,077	4,811,013
		40,451,282
ELECTRICAL EQUIPMENT — 0.5%
Rockwell Automation, Inc.	13,800	3,798,864
ENERGY EQUIPMENT & SERVICES — 1.3%
Baker Hughes Co.	176,342	6,201,948
Halliburton Co.	110,798	3,742,757
		9,944,705
FINANCIAL SERVICES — 0.4%
MGIC Investment Corp.	83,985	1,809,877
UWM Holdings Corp. (b)	18,107	125,481
Western Union Co.	106,377	1,299,927
		3,235,285
Security Description	Shares	Value
FOOD PRODUCTS — 6.3%
Archer-Daniels-Midland Co.	155,415	$9,394,837
Bunge Global SA	31,561	3,369,768
Campbell Soup Co.	60,506	2,734,266
Conagra Brands, Inc.	136,703	3,885,099
Flowers Foods, Inc.	59,011	1,310,044
General Mills, Inc.	75,114	4,751,712
Hershey Co.	14,786	2,718,110
Hormel Foods Corp.	59,427	1,811,929
Ingredion, Inc.	20,648	2,368,326
J M Smucker Co.	32,444	3,537,694
Kellanova	73,496	4,239,249
Kraft Heinz Co.	105,053	3,384,808
McCormick & Co., Inc.	22,700	1,610,338
Tyson Foods, Inc. Class A	73,522	4,201,047
		49,317,227
GAS UTILITIES — 0.9%
Atmos Energy Corp.	36,214	4,224,363
National Fuel Gas Co.	28,706	1,555,578
UGI Corp.	66,034	1,512,179
		7,292,120
GROUND TRANSPORTATION — 0.4%
Knight-Swift Transportation Holdings, Inc.	16,100	803,712
Ryder System, Inc.	13,576	1,681,795
Schneider National, Inc. Class B	14,781	357,109
		2,842,616
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc.	69,068	2,310,325
Dentsply Sirona, Inc.	34,643	862,957
		3,173,282
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	76,767	7,547,732
CVS Health Corp.	100,990	5,964,469
Labcorp Holdings, Inc.	12,100	2,462,471
Premier, Inc. Class A	37,471	699,584
Quest Diagnostics, Inc.	17,730	2,426,882
		19,101,138
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	53,418	1,046,993
Omega Healthcare Investors, Inc. REIT	39,938	1,367,876
		2,414,869
HOTEL & RESORT REITs — 0.6%
Host Hotels & Resorts, Inc. REIT	219,640	3,949,127
Park Hotels & Resorts, Inc. REIT	42,828	641,564
		4,590,691
HOTELS, RESTAURANTS & LEISURE — 2.3%
Aramark	58,809	2,000,682
Boyd Gaming Corp.	18,604	1,025,080
Darden Restaurants, Inc.	37,516	5,676,921
Marriott Vacations Worldwide Corp.	10,987	959,385

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Texas Roadhouse, Inc.	8,182	$1,404,931
Travel & Leisure Co.	21,576	970,489
Vail Resorts, Inc.	11,966	2,155,436
Wendy's Co.	54,189	919,045
Wyndham Hotels & Resorts, Inc.	20,463	1,514,262
Wynn Resorts Ltd.	13,569	1,214,426
		17,840,657
HOUSEHOLD DURABLES — 0.4%
Leggett & Platt, Inc.	41,791	478,925
Newell Brands, Inc.	130,467	836,293
Whirlpool Corp.	16,693	1,706,025
		3,021,243
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	30,960	4,225,111
Kimberly-Clark Corp.	43,905	6,067,671
Reynolds Consumer Products, Inc.	17,072	477,675
Spectrum Brands Holdings, Inc.	5,445	467,889
		11,238,346
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	107,303	1,885,314
Brookfield Renewable Corp. Class A	26,293	746,195
Clearway Energy, Inc. Class A	10,887	246,699
Clearway Energy, Inc. Class C	25,766	636,163
		3,514,371
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,290	1,069,929
First Industrial Realty Trust, Inc. REIT	27,265	1,295,360
STAG Industrial, Inc. REIT	25,358	914,410
		3,279,699
INSURANCE — 2.8%
American Financial Group, Inc.	14,532	1,787,727
Assured Guaranty Ltd.	16,700	1,288,405
Axis Capital Holdings Ltd.	11,978	846,246
Cincinnati Financial Corp.	48,250	5,698,325
CNA Financial Corp.	5,764	265,547
Everest Group Ltd.	13,185	5,023,749
Fidelity National Financial, Inc.	35,265	1,742,796
First American Financial Corp.	17,907	966,083
Old Republic International Corp.	61,607	1,903,656
Unum Group	42,077	2,150,555
		21,673,089
IT SERVICES — 1.4%
Amdocs Ltd.	36,093	2,848,460
Cognizant Technology Solutions Corp. Class A	115,177	7,832,036
		10,680,496
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	21,228	1,544,761
Hasbro, Inc.	20,098	1,175,733
Security Description	Shares	Value
Polaris, Inc.	16,474	$1,290,079
		4,010,573
MACHINERY — 5.0%
AGCO Corp.	13,200	1,292,016
Allison Transmission Holdings, Inc.	19,788	1,501,909
CNH Industrial NV	275,101	2,786,773
Cummins, Inc.	27,561	7,632,468
Donaldson Co., Inc.	19,712	1,410,591
Flowserve Corp.	25,106	1,207,598
Lincoln Electric Holdings, Inc.	9,234	1,741,902
Oshkosh Corp.	18,475	1,998,995
PACCAR, Inc.	93,533	9,628,287
Snap-on, Inc.	16,297	4,259,873
Stanley Black & Decker, Inc.	40,244	3,215,093
Timken Co.	10,386	832,230
Toro Co.	15,145	1,416,209
		38,923,944
MEDIA — 1.8%
Fox Corp. Class A	50,889	1,749,055
Fox Corp. Class B	31,937	1,022,623
Interpublic Group of Cos., Inc.	118,723	3,453,652
Nexstar Media Group, Inc.	9,817	1,629,720
Omnicom Group, Inc.	61,009	5,472,507
Sirius XM Holdings, Inc. (b)	192,303	544,218
		13,871,775
METALS & MINING — 0.8%
Reliance, Inc.	10,235	2,923,116
Steel Dynamics, Inc.	25,212	3,264,954
		6,188,070
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Rithm Capital Corp. REIT	151,867	1,656,869
Starwood Property Trust, Inc. REIT	41,003	776,597
		2,433,466
MULTI-UTILITIES — 4.0%
Ameren Corp.	46,320	3,293,815
CenterPoint Energy, Inc.	107,091	3,317,679
CMS Energy Corp.	41,237	2,454,839
Consolidated Edison, Inc.	36,186	3,235,752
Dominion Energy, Inc.	81,453	3,991,197
DTE Energy Co.	20,156	2,237,518
NiSource, Inc.	87,355	2,516,697
Public Service Enterprise Group, Inc.	46,111	3,398,381
Sempra	43,852	3,335,383
WEC Energy Group, Inc.	46,633	3,658,825
		31,440,086
OFFICE REITs — 0.4%
Boston Properties, Inc. REIT	14,081	866,826
Cousins Properties, Inc. REIT	15,674	362,853
Highwoods Properties, Inc. REIT	32,830	862,444

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Kilroy Realty Corp. REIT	29,938	$933,168
		3,025,291
OIL, GAS & CONSUMABLE FUELS — 8.2%
Antero Midstream Corp.	106,810	1,574,379
APA Corp.	114,031	3,357,073
Chesapeake Energy Corp.	41,362	3,399,543
Chord Energy Corp.	19,471	3,264,897
Civitas Resources, Inc.	31,491	2,172,879
Coterra Energy, Inc.	233,812	6,235,766
Devon Energy Corp.	198,339	9,401,268
Diamondback Energy, Inc.	56,046	11,219,849
DT Midstream, Inc.	30,600	2,173,518
EOG Resources, Inc.	70,668	8,894,981
HF Sinclair Corp.	51,052	2,723,114
Marathon Oil Corp.	132,294	3,792,869
Valero Energy Corp.	34,337	5,382,668
Viper Energy, Inc.	28,700	1,077,111
		64,669,915
PERSONAL CARE PRODUCTS — 0.7%
Kenvue, Inc.	324,993	5,908,373
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	383,638	15,932,486
Organon & Co.	80,954	1,675,748
Perrigo Co. PLC	42,600	1,093,968
Royalty Pharma PLC Class A	123,330	3,252,212
Viatris, Inc.	374,030	3,975,939
		25,930,353
PROFESSIONAL SERVICES — 1.2%
Genpact Ltd.	55,353	1,781,813
ManpowerGroup, Inc.	15,075	1,052,235
Paychex, Inc.	39,146	4,641,150
Robert Half, Inc.	32,202	2,060,284
		9,535,482
RESIDENTIAL REITs — 2.0%
AvalonBay Communities, Inc. REIT	11,712	2,423,096
Camden Property Trust REIT	19,814	2,161,905
Equity LifeStyle Properties, Inc. REIT	27,314	1,778,961
Equity Residential REIT	37,543	2,603,232
Essex Property Trust, Inc. REIT	5,156	1,403,463
Mid-America Apartment Communities, Inc. REIT	21,818	3,111,465
UDR, Inc. REIT	53,168	2,187,863
		15,669,985
RETAIL REITs — 2.0%
Agree Realty Corp. REIT	10,884	674,155
Brixmor Property Group, Inc. REIT	75,890	1,752,300
Federal Realty Investment Trust REIT	9,946	1,004,248
Kimco Realty Corp. REIT	123,158	2,396,655
NNN REIT, Inc.	57,113	2,433,014
Regency Centers Corp. REIT	21,853	1,359,256
Security Description	Shares	Value
Simon Property Group, Inc. REIT	40,057	$6,080,652
		15,700,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Amkor Technology, Inc.	18,800	752,376
Skyworks Solutions, Inc.	50,618	5,394,866
		6,147,242
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	12,200	966,606
Gen Digital, Inc.	97,112	2,425,858
		3,392,464
SPECIALIZED REITs — 3.7%
CubeSmart REIT	70,506	3,184,756
EPR Properties REIT	23,510	986,950
Gaming & Leisure Properties, Inc. REIT	82,080	3,710,837
Lamar Advertising Co. Class A REIT	27,433	3,279,066
National Storage Affiliates Trust REIT	22,501	927,491
Public Storage REIT	21,299	6,126,657
Rayonier, Inc. REIT	42,659	1,240,950
VICI Properties, Inc. REIT	262,139	7,507,661
Weyerhaeuser Co. REIT	80,050	2,272,620
		29,236,988
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	13,216	836,969
Bath & Body Works, Inc.	36,492	1,425,013
Best Buy Co., Inc.	67,933	5,726,073
Dick's Sporting Goods, Inc.	17,934	3,853,120
Gap, Inc.	63,174	1,509,227
Penske Automotive Group, Inc.	5,326	793,680
Williams-Sonoma, Inc.	8,512	2,403,533
		16,547,615
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
Hewlett Packard Enterprise Co.	408,953	8,657,535
HP, Inc.	166,167	5,819,168
NetApp, Inc.	34,566	4,452,101
		18,928,804
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	11,262	697,906
Columbia Sportswear Co.	10,477	828,521
Ralph Lauren Corp.	12,134	2,124,178
Tapestry, Inc.	72,161	3,087,769
VF Corp. (b)	110,257	1,488,470
		8,226,844
TOBACCO — 1.4%
Altria Group, Inc.	234,154	10,665,715
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	24,280	1,154,029
MSC Industrial Direct Co., Inc. Class A	14,478	1,148,250

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Watsco, Inc.	5,709	$2,644,637
		4,946,916
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	38,320	1,430,486
TOTAL COMMON STOCKS (Cost $758,517,728)		781,566,467
SHORT-TERM INVESTMENT — 0.1%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $652,751)	652,751	652,751
TOTAL INVESTMENTS — 99.6% (Cost $759,170,479)		782,219,218
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		3,084,313
NET ASSETS — 100.0%		$785,303,531

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	09/20/2024	$2,198,104	$2,208,600	$10,496

During the year ended June 30, 2024, the average notional value related to futures contracts was $2,728,354.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$781,566,467	$—	$—	$781,566,467
Short-Term Investment	652,751	—	—	652,751
TOTAL INVESTMENTS	$782,219,218	$—	$—	$782,219,218
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$10,496	$—	$—	$10,496
TOTAL OTHER FINANCIAL INSTRUMENTS:	$10,496	$—	$—	$10,496
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	37,464	$2,741,616	$1,034,593	$3,813,994	$116,556	$(78,771)	—	$—	$75,652
State Street Institutional Liquid Reserves Fund, Premier Class	1,573,702	1,574,017	44,297,951	45,872,002	57	(23)	—	—	124,458
State Street Navigator Securities Lending Portfolio II	4,689,669	4,689,669	125,572,146	129,609,064	—	—	652,751	652,751	130,916
Total		$9,005,302	$170,904,690	$179,295,060	$116,613	$(78,794)		$652,751	$331,026
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
BWX Technologies, Inc.	160,025	$15,202,375
Curtiss-Wright Corp.	43,583	11,810,121
Hexcel Corp.	71,624	4,472,919
Woodward, Inc.	106,648	18,597,278
		50,082,693
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	132,363	6,684,331
AUTO COMPONENTS — 0.8%
Autoliv, Inc.	76,404	8,174,464
Gentex Corp.	260,244	8,772,825
Visteon Corp. (a)	21,809	2,327,020
		19,274,309
BANKS — 1.5%
Bank OZK	96,484	3,955,844
Commerce Bancshares, Inc.	85,029	4,742,918
Cullen/Frost Bankers, Inc.	47,421	4,819,396
East West Bancorp, Inc.	132,148	9,677,198
First Financial Bankshares, Inc.	90,408	2,669,748
Hancock Whitney Corp.	79,192	3,787,753
International Bancshares Corp.	40,388	2,310,598
Pinnacle Financial Partners, Inc.	55,169	4,415,727
		36,379,182
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	7,409	2,260,115
Celsius Holdings, Inc. (a) (b)	261,065	14,904,201
Coca-Cola Consolidated, Inc.	8,178	8,873,130
		26,037,446
BIOTECHNOLOGY — 4.5%
Arrowhead Pharmaceuticals, Inc. (a) (b)	218,435	5,677,126
BioMarin Pharmaceutical, Inc. (a)	186,106	15,322,107
Cytokinetics, Inc. (a)	90,762	4,917,485
Exelixis, Inc. (a)	509,612	11,450,981
Halozyme Therapeutics, Inc. (a)	222,694	11,660,258
Neurocrine Biosciences, Inc. (a)	176,270	24,267,091
Roivant Sciences Ltd. (a) (b)	369,065	3,901,017
Sarepta Therapeutics, Inc. (a)	132,381	20,916,198
United Therapeutics Corp. (a)	34,933	11,127,907
		109,240,170
BROADLINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	107,231	10,526,867
BUILDING PRODUCTS — 6.7%
AAON, Inc.	119,321	10,409,564
Advanced Drainage Systems, Inc.	119,322	19,138,055
Carlisle Cos., Inc.	83,197	33,712,256
Fortune Brands Innovations, Inc.	87,953	5,711,668
Lennox International, Inc.	56,207	30,069,621
Security Description	Shares	Value
Owens Corning	151,836	$26,376,950
Simpson Manufacturing Co., Inc. (b)	73,762	12,431,110
Trex Co., Inc. (a)	190,240	14,100,589
UFP Industries, Inc.	108,032	12,099,584
		164,049,397
CAPITAL MARKETS — 2.5%
Carlyle Group, Inc.	182,245	7,317,137
Evercore, Inc. Class A	42,732	8,906,631
Houlihan Lokey, Inc.	91,634	12,357,761
Interactive Brokers Group, Inc. Class A	110,578	13,556,863
Morningstar, Inc.	45,629	13,499,339
SEI Investments Co.	87,774	5,678,100
		61,315,831
CHEMICALS — 2.3%
Arcadium Lithium PLC (a) (b)	1,107,270	3,720,427
Axalta Coating Systems Ltd. (a)	386,145	13,194,575
Cabot Corp.	65,126	5,984,428
NewMarket Corp.	12,148	6,263,144
Olin Corp.	86,112	4,060,181
RPM International, Inc.	121,721	13,106,917
Scotts Miracle-Gro Co. (b)	28,134	1,830,398
Westlake Corp.	56,480	8,179,434
		56,339,504
COMMERCIAL SERVICES & SUPPLIES — 3.4%
Brink's Co.	78,162	8,003,789
Clean Harbors, Inc. (a)	87,821	19,860,719
MSA Safety, Inc.	64,809	12,164,001
RB Global, Inc. (b)	321,777	24,570,892
Tetra Tech, Inc.	93,719	19,163,661
		83,763,062
COMMUNICATIONS EQUIPMENT — 0.2%
Ciena Corp. (a)	104,237	5,022,139
CONSTRUCTION & ENGINEERING — 2.4%
AECOM	110,108	9,704,919
Comfort Systems USA, Inc.	62,315	18,951,238
EMCOR Group, Inc.	82,293	30,043,528
		58,699,685
CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	60,317	13,116,535
Knife River Corp. (a)	70,660	4,956,092
		18,072,627
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	65,616	6,881,806
SLM Corp.	154,576	3,213,635
		10,095,441
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Casey's General Stores, Inc.	64,839	24,739,969
Sprouts Farmers Market, Inc. (a)	72,433	6,059,745
		30,799,714

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	68,382	$9,628,870
Crown Holdings, Inc.	98,567	7,332,399
		16,961,269
DIVERSIFIED CONSUMER SERVICES — 1.8%
Duolingo, Inc. (a) (b)	64,759	13,513,260
Grand Canyon Education, Inc. (a)	51,533	7,209,982
H&R Block, Inc.	244,185	13,242,153
Service Corp. International	130,590	9,288,867
		43,254,262
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	106,773	2,842,297
ELECTRIC UTILITIES — 0.1%
IDACORP, Inc.	34,777	3,239,478
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	27,353	6,604,108
EnerSys	30,559	3,163,468
NEXTracker, Inc. Class A (a)	214,956	10,077,137
nVent Electric PLC	290,796	22,277,882
		42,122,595
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Cognex Corp.	132,866	6,212,814
IPG Photonics Corp. (a)	22,744	1,919,366
Littelfuse, Inc.	30,489	7,792,683
Novanta, Inc. (a)	36,588	5,967,869
Vontier Corp.	270,098	10,317,744
		32,210,476
ENERGY EQUIPMENT & SERVICES — 1.3%
ChampionX Corp.	224,312	7,449,401
Valaris Ltd. (a) (b)	109,562	8,162,369
Weatherford International PLC (a)	128,102	15,686,090
		31,297,860
ENTERTAINMENT — 0.4%
TKO Group Holdings, Inc.	44,583	4,814,518
Warner Music Group Corp. Class A (b)	191,746	5,877,015
		10,691,533
FINANCIAL SERVICES — 1.5%
Equitable Holdings, Inc.	283,502	11,583,892
Euronet Worldwide, Inc. (a)	41,414	4,286,349
MGIC Investment Corp.	178,157	3,839,283
Voya Financial, Inc.	70,861	5,041,760
WEX, Inc. (a)	73,346	12,992,511
		37,743,795
FOOD PRODUCTS — 0.3%
Ingredion, Inc.	41,554	4,766,244
Lancaster Colony Corp.	17,180	3,246,504
		8,012,748
Security Description	Shares	Value
GROUND TRANSPORTATION — 1.8%
Avis Budget Group, Inc. (b)	31,998	$3,344,431
Landstar System, Inc.	42,792	7,894,268
Saia, Inc. (a) (b)	46,599	22,101,440
XPO, Inc. (a)	95,582	10,146,029
		43,486,168
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Haemonetics Corp. (a)	53,620	4,435,982
Lantheus Holdings, Inc. (a)	121,861	9,784,220
LivaNova PLC (a)	35,256	1,932,734
Masimo Corp. (a)	48,615	6,122,573
Penumbra, Inc. (a) (b)	67,837	12,208,625
		34,484,134
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a)	162,275	10,960,054
Amedisys, Inc. (a)	24,072	2,209,810
Chemed Corp.	15,937	8,647,097
Encompass Health Corp.	79,699	6,837,377
HealthEquity, Inc. (a)	78,029	6,726,100
Option Care Health, Inc. (a)	168,136	4,657,367
Progyny, Inc. (a)	145,684	4,168,019
		44,205,824
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	178,130	6,100,953
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	107,412	3,004,314
HOTEL & RESORT REITs — 0.2%
Park Hotels & Resorts, Inc. REIT	370,371	5,548,158
HOTELS, RESTAURANTS & LEISURE — 5.4%
Boyd Gaming Corp. (b)	118,478	6,528,138
Choice Hotels International, Inc.	20,544	2,444,736
Churchill Downs, Inc.	117,126	16,350,790
Hilton Grand Vacations, Inc. (a)	74,616	3,016,725
Hyatt Hotels Corp. Class A	79,028	12,005,934
Light & Wonder, Inc. (a) (b)	157,846	16,554,888
Planet Fitness, Inc. Class A (a)	153,127	11,268,616
Texas Roadhouse, Inc.	116,962	20,083,545
Travel & Leisure Co.	87,751	3,947,040
Vail Resorts, Inc.	44,037	7,932,385
Wendy's Co.	157,815	2,676,542
Wingstop, Inc.	51,456	21,748,393
Wyndham Hotels & Resorts, Inc.	93,525	6,920,850
		131,478,582
HOUSEHOLD DURABLES — 2.5%
KB Home	64,691	4,540,015
Tempur Sealy International, Inc.	303,912	14,387,194
Toll Brothers, Inc.	182,440	21,013,439
TopBuild Corp. (a)	55,393	21,341,261
		61,281,909
INDUSTRIAL REITs — 1.1%
EastGroup Properties, Inc. REIT	52,133	8,867,823

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	111,664	$5,305,157
Rexford Industrial Realty, Inc. REIT (b)	149,063	6,646,719
STAG Industrial, Inc. REIT	160,088	5,772,773
		26,592,472
INSURANCE — 2.9%
Erie Indemnity Co. Class A	25,409	9,208,222
Kinsale Capital Group, Inc.	38,677	14,901,475
Primerica, Inc.	60,216	14,245,901
RenaissanceRe Holdings Ltd.	51,123	11,426,502
RLI Corp.	45,979	6,468,785
Ryan Specialty Holdings, Inc. (b)	178,692	10,348,054
Selective Insurance Group, Inc.	58,804	5,517,579
		72,116,518
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	164,875	2,105,454
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	72,450	5,272,186
Mattel, Inc. (a)	266,225	4,328,819
YETI Holdings, Inc. (a)	95,945	3,660,302
		13,261,307
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Azenta, Inc. (a)	60,704	3,194,244
Bruker Corp.	102,701	6,553,351
Medpace Holdings, Inc. (a)	41,266	16,995,402
Repligen Corp. (a)	90,900	11,458,854
Sotera Health Co. (a) (b)	219,008	2,599,625
		40,801,476
MACHINERY — 6.2%
Chart Industries, Inc. (a) (b)	73,557	10,617,217
Crane Co.	86,034	12,473,209
Donaldson Co., Inc.	120,631	8,632,354
Esab Corp.	99,846	9,428,458
Flowserve Corp.	104,141	5,009,182
Graco, Inc.	296,212	23,483,687
ITT, Inc.	144,098	18,614,580
Lincoln Electric Holdings, Inc.	99,656	18,799,108
Middleby Corp. (a)	47,289	5,798,104
RBC Bearings, Inc. (a)	51,019	13,763,906
Terex Corp. (b)	66,252	3,633,260
Timken Co.	44,477	3,563,942
Toro Co.	88,105	8,238,699
Watts Water Technologies, Inc. Class A	48,188	8,836,234
		150,891,940
MARINE — 0.2%
Kirby Corp. (a)	43,066	5,156,292
MEDIA — 0.6%
New York Times Co. Class A	286,243	14,658,504
METALS & MINING — 1.5%
MP Materials Corp. (a) (b)	94,188	1,199,013
Security Description	Shares	Value
Reliance, Inc.	100,609	$28,733,931
Royal Gold, Inc.	60,131	7,525,996
		37,458,940
OFFICE REITs — 0.1%
COPT Defense Properties REIT	77,056	1,928,712
OIL, GAS & CONSUMABLE FUELS — 6.0%
Antero Midstream Corp.	348,494	5,136,802
Chord Energy Corp.	108,896	18,259,681
Civitas Resources, Inc.	161,136	11,118,384
CNX Resources Corp. (a)	269,525	6,549,457
DT Midstream, Inc.	107,605	7,643,183
Equitrans Midstream Corp.	312,660	4,058,327
Matador Resources Co.	203,003	12,098,979
Murphy Oil Corp.	109,570	4,518,667
Ovintiv, Inc.	435,876	20,429,508
Permian Resources Corp.	898,902	14,517,267
Range Resources Corp.	424,700	14,240,191
Southwestern Energy Co. (a)	1,929,846	12,987,864
Texas Pacific Land Corp. (b)	21,890	16,073,170
		147,631,480
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	72,898	6,001,692
PERSONAL CARE PRODUCTS — 1.4%
BellRing Brands, Inc. (a)	121,555	6,945,653
Coty, Inc. Class A (a)	640,990	6,422,720
elf Beauty, Inc. (a)	97,234	20,489,148
		33,857,521
PHARMACEUTICALS — 0.2%
Jazz Pharmaceuticals PLC (a)	46,534	4,966,574
PROFESSIONAL SERVICES — 2.4%
CACI International, Inc. Class A (a)	14,481	6,228,712
ExlService Holdings, Inc. (a)	162,871	5,107,635
Exponent, Inc.	45,453	4,323,489
FTI Consulting, Inc. (a)	61,346	13,221,903
Insperity, Inc.	31,475	2,870,835
KBR, Inc.	108,640	6,968,170
Maximus, Inc.	78,061	6,689,828
Paylocity Holding Corp. (a)	76,383	10,071,098
Science Applications International Corp.	31,543	3,707,880
		59,189,550
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	337,810	12,553,020
Equity LifeStyle Properties, Inc. REIT	208,848	13,602,270
		26,155,290
RETAIL REITs — 0.4%
Brixmor Property Group, Inc. REIT	233,159	5,383,641

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
NNN REIT, Inc.	119,280	$5,081,328
		10,464,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Allegro MicroSystems, Inc. (a) (b)	43,937	1,240,781
Cirrus Logic, Inc. (a)	54,111	6,907,810
Lattice Semiconductor Corp. (a)	240,735	13,960,223
MACOM Technology Solutions Holdings, Inc. (a)	60,690	6,765,114
MKS Instruments, Inc.	54,414	7,105,380
Onto Innovation, Inc. (a)	86,236	18,933,976
Power Integrations, Inc. (b)	49,960	3,506,693
Rambus, Inc. (a)	188,545	11,078,904
Silicon Laboratories, Inc. (a)	56,141	6,210,879
Synaptics, Inc. (a)	28,452	2,509,466
Universal Display Corp.	76,429	16,069,197
Wolfspeed, Inc. (a) (b)	104,002	2,367,086
		96,655,509
SOFTWARE — 4.4%
Altair Engineering, Inc. Class A (a) (b)	99,561	9,764,943
Appfolio, Inc. Class A (a)	36,733	8,983,790
Aspen Technology, Inc. (a)	24,499	4,866,236
Blackbaud, Inc. (a)	44,049	3,355,212
CommVault Systems, Inc. (a)	45,819	5,570,216
Dolby Laboratories, Inc. Class A	59,938	4,748,888
Dropbox, Inc. Class A (a)	424,976	9,549,211
Dynatrace, Inc. (a)	421,196	18,844,309
Manhattan Associates, Inc. (a)	107,839	26,601,724
Qualys, Inc. (a)	64,604	9,212,530
Teradata Corp. (a)	170,044	5,876,721
		107,373,780
SPECIALIZED REITs — 1.6%
CubeSmart REIT	217,556	9,827,004
EPR Properties REIT	82,474	3,462,259
Gaming & Leisure Properties, Inc. REIT	205,327	9,282,834
Lamar Advertising Co. Class A REIT	89,069	10,646,418
National Storage Affiliates Trust REIT	60,043	2,474,972
Rayonier, Inc. REIT	91,488	2,661,386
		38,354,873
SPECIALTY RETAIL — 4.8%
Burlington Stores, Inc. (a)	67,061	16,094,640
Dick's Sporting Goods, Inc.	54,228	11,650,886
Five Below, Inc. (a)	96,566	10,522,797
Floor & Decor Holdings, Inc. Class A (a) (b)	187,343	18,623,768
Murphy USA, Inc.	32,998	15,491,241
RH (a) (b)	12,237	2,991,212
Valvoline, Inc. (a)	225,335	9,734,472
Security Description	Shares	Value
Williams-Sonoma, Inc. (b)	112,609	$31,797,403
		116,906,419
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Pure Storage, Inc. Class A (a)	535,419	34,379,254
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Capri Holdings Ltd. (a)	98,366	3,253,947
Columbia Sportswear Co. (b)	28,489	2,252,910
Crocs, Inc. (a)	106,314	15,515,465
Skechers USA, Inc. Class A (a)	231,771	16,020,012
		37,042,334
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Applied Industrial Technologies, Inc.	67,592	13,112,848
Core & Main, Inc. Class A (a)	171,451	8,390,812
GATX Corp.	23,127	3,061,089
MSC Industrial Direct Co., Inc. Class A	43,303	3,434,361
Watsco, Inc. (b)	56,062	25,970,161
		53,969,271
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	212,447	7,930,647
TOTAL COMMON STOCKS (Cost $2,277,689,661)		2,450,199,531
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	858,551	858,809
State Street Navigator Securities Lending Portfolio II (e) (f)	59,754,443	59,754,443
TOTAL SHORT-TERM INVESTMENTS (Cost $60,613,166)		60,613,252
TOTAL INVESTMENTS — 102.4% (Cost $2,338,302,827)		2,510,812,783
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(58,955,798)
NET ASSETS — 100.0%		$2,451,856,985
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,450,199,531	$—	$—	$2,450,199,531
Short-Term Investments	60,613,252	—	—	60,613,252
TOTAL INVESTMENTS	$2,510,812,783	$—	$—	$2,510,812,783

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,235,101	$2,235,548	$60,174,342	$61,551,239	$73	$85	858,551	$858,809	$80,542
State Street Navigator Securities Lending Portfolio II	123,785,640	123,785,640	1,187,159,067	1,251,190,264	—	—	59,754,443	59,754,443	210,015
Total		$126,021,188	$1,247,333,409	$1,312,741,503	$73	$85		$60,613,252	$290,557
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Curtiss-Wright Corp.	25,506	$6,911,616
Hexcel Corp.	80,491	5,026,663
		11,938,279
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	83,988	4,241,394
AUTO COMPONENTS — 1.5%
Adient PLC (a)	170,667	4,217,181
Autoliv, Inc.	55,050	5,889,799
Gentex Corp.	158,170	5,331,911
Goodyear Tire & Rubber Co. (a)	540,876	6,138,943
Lear Corp.	108,823	12,428,675
Visteon Corp. (a)	28,879	3,081,389
		37,087,898
AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	232,535	7,799,224
Thor Industries, Inc. (b)	101,330	9,469,288
		17,268,512
BANKS — 9.3%
Associated Banc-Corp.	281,703	5,958,018
Bank OZK	96,243	3,945,963
Cadence Bank	350,561	9,913,865
Columbia Banking System, Inc.	397,793	7,912,103
Commerce Bancshares, Inc.	132,105	7,368,817
Cullen/Frost Bankers, Inc.	70,772	7,192,558
East West Bancorp, Inc.	122,883	8,998,722
First Financial Bankshares, Inc.	146,583	4,328,596
First Horizon Corp.	1,047,466	16,518,539
FNB Corp.	690,572	9,447,025
Glacier Bancorp, Inc.	215,394	8,038,504
Hancock Whitney Corp.	79,018	3,779,431
Home BancShares, Inc.	353,898	8,479,396
International Bancshares Corp.	57,911	3,313,088
New York Community Bancorp, Inc. (b)	1,481,316	4,769,838
Old National Bancorp	605,835	10,414,304
Pinnacle Financial Partners, Inc.	85,765	6,864,631
Prosperity Bancshares, Inc.	184,020	11,250,983
SouthState Corp.	146,101	11,165,038
Synovus Financial Corp.	280,911	11,289,813
Texas Capital Bancshares, Inc. (a)	88,620	5,418,227
UMB Financial Corp.	83,304	6,949,220
United Bankshares, Inc.	256,245	8,312,588
Valley National Bancorp	812,597	5,671,927
Webster Financial Corp.	328,554	14,321,669
Wintrust Financial Corp.	118,424	11,671,869
Zions Bancorp NA	283,079	12,277,136
		225,571,868
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	9,361	2,855,573
Security Description	Shares	Value
BIOTECHNOLOGY — 1.8%
BioMarin Pharmaceutical, Inc. (a)	160,100	$13,181,033
Cytokinetics, Inc. (a)	119,827	6,492,227
Roivant Sciences Ltd. (a) (b)	244,342	2,582,695
Sarepta Therapeutics, Inc. (a)	35,870	5,667,460
United Therapeutics Corp. (a)	46,776	14,900,495
		42,823,910
BROADLINE RETAIL — 0.6%
Macy's, Inc.	527,937	10,136,391
Nordstrom, Inc. (b)	186,074	3,948,490
		14,084,881
BUILDING PRODUCTS — 0.4%
Fortune Brands Innovations, Inc.	144,010	9,352,009
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	60,584	9,465,038
Carlyle Group, Inc. (b)	213,308	8,564,316
Evercore, Inc. Class A	20,861	4,348,058
Federated Hermes, Inc.	152,481	5,013,575
Interactive Brokers Group, Inc. Class A	84,194	10,322,185
Janus Henderson Group PLC	243,856	8,220,386
Jefferies Financial Group, Inc.	324,987	16,171,353
SEI Investments Co.	94,897	6,138,887
Stifel Financial Corp.	196,207	16,510,819
		84,754,617
CHEMICALS — 2.1%
Arcadium Lithium PLC (a) (b)	764,779	2,569,658
Ashland, Inc.	96,226	9,092,395
Avient Corp.	173,382	7,568,124
Cabot Corp.	34,662	3,185,091
Chemours Co.	282,845	6,383,812
Olin Corp.	133,875	6,312,206
RPM International, Inc.	113,527	12,224,587
Scotts Miracle-Gro Co. (b)	49,514	3,221,381
		50,557,254
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Stericycle, Inc. (a)	178,049	10,349,988
COMMUNICATIONS EQUIPMENT — 0.6%
Ciena Corp. (a)	162,107	7,810,315
Lumentum Holdings, Inc. (a)	128,441	6,540,216
		14,350,531
CONSTRUCTION & ENGINEERING — 2.5%
AECOM	140,934	12,421,923
Fluor Corp. (a)	327,998	14,284,313
MasTec, Inc. (a)	116,436	12,457,488
MDU Resources Group, Inc.	391,214	9,819,471
Valmont Industries, Inc.	38,754	10,636,035
		59,619,230
CONSTRUCTION MATERIALS — 0.1%
Knife River Corp. (a)	31,179	2,186,895

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	523,596	$20,771,053
SLM Corp.	250,478	5,207,438
		25,978,491
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
BJ's Wholesale Club Holdings, Inc. (a)	254,462	22,351,942
Performance Food Group Co. (a)	297,820	19,688,880
Sprouts Farmers Market, Inc. (a)	112,667	9,425,721
U.S. Foods Holding Corp. (a)	432,836	22,931,652
		74,398,195
CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	51,652	7,273,118
Berry Global Group, Inc.	219,210	12,900,509
Crown Holdings, Inc.	121,335	9,026,111
Graphic Packaging Holding Co. (b)	588,545	15,425,764
Greif, Inc. Class A	49,011	2,816,662
Silgan Holdings, Inc.	154,159	6,525,551
Sonoco Products Co.	188,578	9,564,676
		63,532,391
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	6,590	4,610,034
Service Corp. International	136,922	9,739,262
		14,349,296
DIVERSIFIED REITs — 1.0%
WP Carey, Inc. REIT	418,751	23,052,243
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Frontier Communications Parent, Inc. (a) (b)	429,006	11,231,377
Iridium Communications, Inc.	115,323	3,069,898
		14,301,275
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	109,627	6,835,243
IDACORP, Inc.	58,738	5,471,445
OGE Energy Corp.	384,249	13,717,689
PNM Resources, Inc.	171,331	6,332,394
Portland General Electric Co.	195,783	8,465,657
		40,822,428
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	28,424	6,862,690
EnerSys	43,796	4,533,762
Regal Rexnord Corp.	127,408	17,228,110
Sensata Technologies Holding PLC	289,083	10,808,813
		39,433,375
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Arrow Electronics, Inc. (a)	101,985	12,315,709
Avnet, Inc.	173,493	8,933,155
Belden, Inc.	77,249	7,245,956
Cognex Corp.	182,642	8,540,340
Security Description	Shares	Value
Coherent Corp. (a)	253,936	$18,400,203
Crane NXT Co. (b)	92,239	5,665,319
IPG Photonics Corp. (a)	29,979	2,529,928
Littelfuse, Inc.	14,151	3,616,854
Novanta, Inc. (a)	28,667	4,675,874
TD SYNNEX Corp.	148,763	17,167,250
Vishay Intertechnology, Inc. (b)	237,724	5,301,245
		94,391,833
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	119,371	3,964,311
NOV, Inc.	757,832	14,406,386
		18,370,697
ENTERTAINMENT — 0.4%
TKO Group Holdings, Inc.	63,764	6,885,874
Warner Music Group Corp. Class A (b)	61,870	1,896,316
		8,782,190
FINANCIAL SERVICES — 2.0%
Equitable Holdings, Inc.	275,558	11,259,300
Essent Group Ltd.	204,557	11,494,058
Euronet Worldwide, Inc. (a)	38,088	3,942,108
MGIC Investment Corp.	313,986	6,766,398
Voya Financial, Inc.	114,802	8,168,162
Western Union Co.	642,811	7,855,151
		49,485,177
FOOD PRODUCTS — 1.9%
Darling Ingredients, Inc. (a)	306,456	11,262,258
Flowers Foods, Inc.	365,063	8,104,399
Ingredion, Inc.	80,594	9,244,132
Lancaster Colony Corp.	20,122	3,802,454
Pilgrim's Pride Corp. (a)	76,569	2,947,141
Post Holdings, Inc. (a)	96,470	10,048,315
		45,408,699
GAS UTILITIES — 2.0%
National Fuel Gas Co.	176,417	9,560,037
New Jersey Resources Corp.	187,718	8,023,067
ONE Gas, Inc.	107,494	6,863,492
Southwest Gas Holdings, Inc. (b)	115,641	8,138,814
Spire, Inc.	109,711	6,662,749
UGI Corp.	402,386	9,214,639
		48,462,798
GROUND TRANSPORTATION — 1.8%
Knight-Swift Transportation Holdings, Inc.	309,598	15,455,132
Landstar System, Inc.	21,732	4,009,119
Ryder System, Inc.	84,067	10,414,220
XPO, Inc. (a)	118,172	12,543,958
		42,422,429
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Dentsply Sirona, Inc. (b)	398,335	9,922,525
Enovis Corp. (a)	94,873	4,288,260
Envista Holdings Corp. (a)	326,464	5,429,096

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	215,800	$14,780,142
Haemonetics Corp. (a)	38,550	3,189,242
LivaNova PLC (a)	64,850	3,555,077
Masimo Corp. (a)	32,193	4,054,386
Neogen Corp. (a) (b)	374,521	5,853,763
QuidelOrtho Corp. (a) (b)	94,122	3,126,733
		54,199,224
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Amedisys, Inc. (a)	35,995	3,304,341
Chemed Corp.	11,661	6,327,025
Encompass Health Corp.	106,298	9,119,305
HealthEquity, Inc. (a)	80,978	6,980,304
Option Care Health, Inc. (a)	148,598	4,116,165
R1 RCM, Inc. (a)	376,125	4,724,130
Tenet Healthcare Corp. (a)	186,863	24,858,385
		59,429,655
HEALTH CARE REITs — 1.2%
Healthcare Realty Trust, Inc. REIT	725,727	11,959,981
Omega Healthcare Investors, Inc. REIT	279,843	9,584,623
Sabra Health Care REIT, Inc.	439,815	6,773,151
		28,317,755
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	116,009	3,244,772
HOTELS, RESTAURANTS & LEISURE — 1.6%
Aramark	503,620	17,133,152
Choice Hotels International, Inc.	23,186	2,759,134
Hilton Grand Vacations, Inc. (a)	49,451	1,999,304
Marriott Vacations Worldwide Corp.	62,115	5,423,882
Travel & Leisure Co.	40,577	1,825,154
Vail Resorts, Inc.	24,556	4,423,272
Wendy's Co.	145,202	2,462,626
Wyndham Hotels & Resorts, Inc.	52,072	3,853,328
		39,879,852
HOUSEHOLD DURABLES — 1.3%
Helen of Troy Ltd. (a) (b)	45,215	4,193,239
KB Home	69,858	4,902,635
Taylor Morrison Home Corp. (a)	202,796	11,243,010
Whirlpool Corp. (b)	104,776	10,708,107
		31,046,991
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Ormat Technologies, Inc.	102,206	7,328,170
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	34,659	5,895,496
First Industrial Realty Trust, Inc. REIT	130,792	6,213,928
Rexford Industrial Realty, Inc. REIT	254,244	11,336,740
Security Description	Shares	Value
STAG Industrial, Inc. REIT	173,004	$6,238,524
		29,684,688
INSURANCE — 6.7%
American Financial Group, Inc.	125,272	15,410,961
Brighthouse Financial, Inc. (a)	117,988	5,113,600
CNO Financial Group, Inc.	205,642	5,700,396
Erie Indemnity Co. Class A	19,893	7,209,223
Fidelity National Financial, Inc.	496,672	24,545,530
First American Financial Corp.	198,950	10,733,353
Hanover Insurance Group, Inc.	69,059	8,662,761
Kemper Corp.	114,954	6,820,221
Old Republic International Corp.	484,291	14,964,592
Reinsurance Group of America, Inc.	125,837	25,830,561
RenaissanceRe Holdings Ltd.	45,683	10,210,607
RLI Corp.	26,728	3,760,362
Selective Insurance Group, Inc.	51,930	4,872,592
Unum Group	340,868	17,421,764
		161,256,523
INTERACTIVE MEDIA & SERVICES — 0.4%
Ziff Davis, Inc. (a)	87,664	4,825,903
ZoomInfo Technologies, Inc. (a)	361,697	4,618,871
		9,444,774
IT SERVICES — 0.5%
Kyndryl Holdings, Inc. (a)	441,264	11,609,656
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp. (b)	50,036	3,641,120
Mattel, Inc. (a)	366,087	5,952,574
Polaris, Inc.	100,916	7,902,732
YETI Holdings, Inc. (a)	58,291	2,223,802
		19,720,228
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Azenta, Inc. (a) (b)	36,896	1,941,468
Bruker Corp.	73,962	4,719,515
Illumina, Inc. (a)	304,589	31,793,000
		38,453,983
MACHINERY — 2.6%
AGCO Corp.	118,779	11,626,089
Donaldson Co., Inc.	98,306	7,034,777
Flowserve Corp.	137,620	6,619,522
Middleby Corp. (a)	51,087	6,263,777
Oshkosh Corp.	125,358	13,563,736
Terex Corp.	56,247	3,084,585
Timken Co.	75,117	6,019,125
Toro Co.	104,222	9,745,799
		63,957,410
MARINE — 0.3%
Kirby Corp. (a)	64,214	7,688,342
MEDIA — 0.6%
Nexstar Media Group, Inc.	59,290	9,842,733

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
TEGNA, Inc.	322,251	$4,492,179
		14,334,912
METALS & MINING — 2.7%
Alcoa Corp.	344,054	13,686,468
Cleveland-Cliffs, Inc. (a)	911,138	14,022,414
Commercial Metals Co.	221,876	12,200,961
MP Materials Corp. (a) (b)	152,645	1,943,171
Royal Gold, Inc.	59,967	7,505,470
U.S. Steel Corp.	428,490	16,196,922
		65,555,406
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Annaly Capital Management, Inc. REIT	957,952	18,258,565
Starwood Property Trust, Inc. REIT (b)	575,665	10,903,095
		29,161,660
MULTI-UTILITIES — 0.5%
Black Hills Corp.	130,989	7,123,182
Northwestern Energy Group, Inc.	116,445	5,831,565
		12,954,747
OFFICE REITs — 1.0%
COPT Defense Properties REIT	130,250	3,260,158
Cousins Properties, Inc. REIT	288,879	6,687,549
Kilroy Realty Corp. REIT	202,897	6,324,299
Vornado Realty Trust REIT	303,952	7,990,898
		24,262,904
OIL, GAS & CONSUMABLE FUELS — 3.7%
Antero Midstream Corp.	272,689	4,019,436
Antero Resources Corp. (a)	559,296	18,249,828
Chesapeake Energy Corp. (b)	213,260	17,527,839
DT Midstream, Inc.	68,226	4,846,093
Equitrans Midstream Corp.	486,141	6,310,110
HF Sinclair Corp.	287,041	15,310,767
Murphy Oil Corp.	157,008	6,475,010
PBF Energy, Inc. Class A	202,578	9,322,640
Texas Pacific Land Corp. (b)	11,690	8,583,616
		90,645,339
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	42,459	3,495,649
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	116,482	6,655,781
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	69,469	7,414,426
Perrigo Co. PLC	258,970	6,650,350
		14,064,776
PROFESSIONAL SERVICES — 3.0%
ASGN, Inc. (a)	87,221	7,690,276
CACI International, Inc. Class A (a)	26,913	11,576,089
Concentrix Corp. (b)	89,023	5,633,375
Security Description	Shares	Value
ExlService Holdings, Inc. (a)	132,658	$4,160,155
Exponent, Inc.	47,147	4,484,623
Genpact Ltd.	317,684	10,226,248
Insperity, Inc.	33,971	3,098,495
KBR, Inc.	137,754	8,835,541
ManpowerGroup, Inc.	90,609	6,324,508
Maximus, Inc.	31,196	2,673,497
Science Applications International Corp.	63,296	7,440,445
		72,143,252
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc. (a)	91,028	18,686,228
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	244,602	9,089,410
Equity LifeStyle Properties, Inc. REIT	127,567	8,308,439
Independence Realty Trust, Inc. REIT	426,815	7,998,513
		25,396,362
RETAIL REITs — 1.6%
Agree Realty Corp. REIT (b)	192,473	11,921,778
Brixmor Property Group, Inc. REIT	320,554	7,401,592
Kite Realty Group Trust REIT	421,506	9,433,304
NNN REIT, Inc.	219,502	9,350,785
		38,107,459
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Allegro MicroSystems, Inc. (a) (b)	88,246	2,492,067
Amkor Technology, Inc.	196,482	7,863,210
Cirrus Logic, Inc. (a)	44,074	5,626,487
MACOM Technology Solutions Holdings, Inc. (a)	38,562	4,298,506
MKS Instruments, Inc.	61,866	8,078,462
Power Integrations, Inc. (b)	53,949	3,786,681
Synaptics, Inc. (a)	44,291	3,906,466
Wolfspeed, Inc. (a) (b)	126,687	2,883,396
		38,935,275
SOFTWARE — 0.6%
Aspen Technology, Inc. (a)	26,502	5,264,093
Blackbaud, Inc. (a) (b)	29,195	2,223,783
CommVault Systems, Inc. (a)	32,953	4,006,096
Dolby Laboratories, Inc. Class A	48,783	3,865,077
		15,359,049
SPECIALIZED REITs — 1.9%
CubeSmart REIT	192,380	8,689,805
EPR Properties REIT	54,674	2,295,215
Gaming & Leisure Properties, Inc. REIT	296,581	13,408,427
Lamar Advertising Co. Class A REIT	70,093	8,378,216

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
National Storage Affiliates Trust REIT	67,578	$2,785,565
PotlatchDeltic Corp. REIT	151,005	5,948,087
Rayonier, Inc. REIT	161,322	4,692,857
		46,198,172
SPECIALTY RETAIL — 3.1%
AutoNation, Inc. (a)	46,694	7,442,090
Burlington Stores, Inc. (a)	48,989	11,757,360
Dick's Sporting Goods, Inc.	52,490	11,277,477
GameStop Corp. Class A (a) (b)	516,431	12,750,681
Gap, Inc. (b)	415,596	9,928,588
Lithia Motors, Inc. (b)	52,524	13,259,684
Penske Automotive Group, Inc.	36,846	5,490,791
RH (a) (b)	16,092	3,933,528
		75,840,199
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Capri Holdings Ltd. (a)	115,162	3,809,559
Carter's, Inc. (b)	69,388	4,299,974
Columbia Sportswear Co. (b)	33,248	2,629,252
PVH Corp.	108,519	11,488,907
Under Armour, Inc. Class A (a)	358,746	2,392,836
Under Armour, Inc. Class C (a) (b)	362,557	2,367,497
		26,988,025
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Core & Main, Inc. Class A (a)	139,735	6,838,631
GATX Corp.	42,612	5,640,124
Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	39,834	$3,159,234
WESCO International, Inc.	83,780	13,280,806
		28,918,795
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	251,118	9,374,235
TOTAL COMMON STOCKS (Cost $2,384,502,490)		2,412,574,604
SHORT-TERM INVESTMENT — 1.7%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $39,656,620)	39,656,620	39,656,620
TOTAL INVESTMENTS — 101.4% (Cost $2,424,159,110)		2,452,231,224
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(33,297,246)
NET ASSETS — 100.0%		$2,418,933,978
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,412,574,604	$—	$—	$2,412,574,604
Short-Term Investment	39,656,620	—	—	39,656,620
TOTAL INVESTMENTS	$2,452,231,224	$—	$—	$2,452,231,224

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,887,605	$2,888,182	$111,639,035	$114,527,241	$36	$(12)	—	$—	$129,901
State Street Navigator Securities Lending Portfolio II	146,709,166	146,709,166	1,199,499,859	1,306,552,405	—	—	39,656,620	39,656,620	312,723
Total		$149,597,348	$1,311,138,894	$1,421,079,646	$36	$(12)		$39,656,620	$442,624
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
Axon Enterprise, Inc. (a)	2,708	$796,802
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	4,536	399,712
United Parcel Service, Inc. Class B	27,861	3,812,778
		4,212,490
AIRLINES — 0.1%
American Airlines Group, Inc. (a)	25,215	285,686
Delta Air Lines, Inc.	24,721	1,172,764
		1,458,450
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,736	756,029
BorgWarner, Inc.	8,846	285,195
		1,041,224
AUTOMOBILES — 1.8%
General Motors Co.	44,482	2,066,634
Tesla, Inc. (a)	107,173	21,207,393
		23,274,027
BANKS — 4.9%
Bank of America Corp.	262,821	10,452,391
Bank of New York Mellon Corp.	29,243	1,751,363
Citigroup, Inc.	73,356	4,655,172
Citizens Financial Group, Inc.	17,963	647,207
Fifth Third Bancorp	26,230	957,133
Goldman Sachs Group, Inc.	12,586	5,692,900
Huntington Bancshares, Inc.	55,888	736,604
JPMorgan Chase & Co.	111,336	22,518,819
KeyCorp	36,153	513,734
M&T Bank Corp.	6,430	973,245
Morgan Stanley	48,271	4,691,459
Northern Trust Corp.	7,936	666,465
PNC Financial Services Group, Inc.	15,338	2,384,752
Regions Financial Corp.	35,634	714,105
State Street Corp. (b)	11,598	858,252
Truist Financial Corp.	51,394	1,996,657
U.S. Bancorp	60,032	2,383,270
		62,593,528
BEVERAGES — 1.6%
Coca-Cola Co.	149,902	9,541,262
Keurig Dr Pepper, Inc.	40,083	1,338,772
Molson Coors Beverage Co. Class B	7,169	364,400
PepsiCo, Inc.	52,978	8,737,662
		19,982,096
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	68,082	11,677,425
Amgen, Inc.	20,591	6,433,658
Biogen, Inc. (a)	5,561	1,289,151
Gilead Sciences, Inc.	47,998	3,293,143
Security Description	Shares	Value
Incyte Corp. (a)	7,152	$433,554
Moderna, Inc. (a)	12,763	1,515,606
Regeneron Pharmaceuticals, Inc. (a)	4,095	4,303,968
		28,946,505
BROADLINE RETAIL — 0.1%
eBay, Inc.	19,959	1,072,197
Etsy, Inc. (a)	4,600	271,308
		1,343,505
BUILDING PRODUCTS — 0.6%
Allegion PLC	3,408	402,655
Carrier Global Corp.	32,205	2,031,491
Johnson Controls International PLC	26,232	1,743,641
Masco Corp.	8,524	568,295
Trane Technologies PLC	8,803	2,895,571
		7,641,653
CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc.	3,817	1,630,584
BlackRock, Inc.	5,416	4,264,125
Cboe Global Markets, Inc.	4,068	691,804
Charles Schwab Corp.	57,347	4,225,900
CME Group, Inc.	13,905	2,733,723
FactSet Research Systems, Inc.	1,463	597,299
Franklin Resources, Inc.	11,550	258,143
Intercontinental Exchange, Inc.	22,046	3,017,877
Invesco Ltd.	17,373	259,900
MarketAxess Holdings, Inc.	1,486	297,988
Moody's Corp.	6,062	2,551,678
MSCI, Inc.	3,039	1,464,038
Nasdaq, Inc.	14,659	883,351
Raymond James Financial, Inc.	7,244	895,431
S&P Global, Inc.	12,409	5,534,414
T Rowe Price Group, Inc.	8,608	992,589
		30,298,844
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	8,548	2,205,811
Albemarle Corp.	4,520	431,750
CF Industries Holdings, Inc.	7,340	544,041
Corteva, Inc.	27,056	1,459,401
Dow, Inc.	27,029	1,433,888
Ecolab, Inc.	9,786	2,329,068
FMC Corp.	4,835	278,254
International Flavors & Fragrances, Inc.	9,804	933,439
Linde PLC	18,707	8,208,819
LyondellBasell Industries NV Class A	9,882	945,312
Mosaic Co.	12,545	362,551
PPG Industries, Inc.	9,103	1,145,977
Sherwin-Williams Co.	9,024	2,693,032
		22,971,343

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,336	$2,336,068
Republic Services, Inc.	7,836	1,522,848
Waste Management, Inc.	14,168	3,022,601
		6,881,517
COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	156,554	7,437,881
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,556	1,411,724
CONSUMER FINANCE — 0.7%
American Express Co.	22,009	5,096,184
Capital One Financial Corp.	14,654	2,028,846
Discover Financial Services	9,640	1,261,009
Synchrony Financial	15,623	737,249
		9,123,288
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Costco Wholesale Corp.	17,148	14,575,628
Kroger Co.	25,506	1,273,515
Sysco Corp.	19,225	1,372,473
Target Corp.	17,785	2,632,891
Walgreens Boots Alliance, Inc.	27,651	334,439
Walmart, Inc.	164,968	11,169,983
		31,358,929
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	55,771	545,441
Avery Dennison Corp.	3,108	679,564
Ball Corp.	12,104	726,482
Westrock Co.	9,870	496,066
		2,447,553
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,416	749,141
LKQ Corp.	10,296	428,210
Pool Corp.	1,472	452,390
		1,629,741
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	275,504	5,264,881
ELECTRIC UTILITIES — 0.8%
Edison International	14,818	1,064,081
Entergy Corp.	8,188	876,116
Eversource Energy	13,422	761,162
Exelon Corp.	38,378	1,328,262
NextEra Energy, Inc.	79,069	5,598,876
		9,628,497
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	8,924	1,487,720
Eaton Corp. PLC	15,438	4,840,585
Emerson Electric Co.	22,059	2,430,019
Rockwell Automation, Inc.	4,475	1,231,878
		9,990,202
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Hubbell, Inc.	2,072	$757,274
TE Connectivity Ltd.	11,858	1,783,799
		2,541,073
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	38,520	1,354,749
Halliburton Co.	34,258	1,157,235
Schlumberger NV	54,994	2,594,617
		5,106,601
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	9,426	1,313,325
Take-Two Interactive Software, Inc. (a)	6,116	950,977
Walt Disney Co.	70,691	7,018,909
		9,283,211
FINANCIAL SERVICES — 3.1%
Corpay, Inc. (a)	2,808	748,079
Fidelity National Information Services, Inc.	21,521	1,621,823
Fiserv, Inc. (a)	23,143	3,449,233
Global Payments, Inc.	10,060	972,802
Jack Henry & Associates, Inc.	2,808	466,184
Mastercard, Inc. Class A	31,816	14,035,947
PayPal Holdings, Inc. (a)	41,242	2,393,273
Visa, Inc. Class A	60,930	15,992,297
		39,679,638
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	20,485	1,238,318
Campbell Soup Co.	7,621	344,393
Conagra Brands, Inc.	18,448	524,292
General Mills, Inc.	21,855	1,382,547
Hershey Co.	5,769	1,060,515
Hormel Foods Corp.	11,224	342,220
J M Smucker Co.	4,068	443,575
Kellanova	10,132	584,414
Kraft Heinz Co.	30,719	989,766
Lamb Weston Holdings, Inc.	5,616	472,193
McCormick & Co., Inc.	9,653	684,784
Mondelez International, Inc. Class A	51,892	3,395,813
Tyson Foods, Inc. Class A	11,048	631,283
		12,094,113
GROUND TRANSPORTATION — 1.3%
CSX Corp.	76,138	2,546,816
JB Hunt Transport Services, Inc.	3,138	502,080
Norfolk Southern Corp.	8,741	1,876,605
Uber Technologies, Inc. (a)	80,673	5,863,314
Union Pacific Corp.	23,500	5,317,110
		16,105,925
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	66,917	6,953,345
Baxter International, Inc.	19,585	655,118

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Becton Dickinson & Co.	11,085	$2,590,675
Boston Scientific Corp. (a)	56,432	4,345,828
Edwards Lifesciences Corp. (a)	23,313	2,153,422
Hologic, Inc. (a)	9,074	673,745
IDEXX Laboratories, Inc. (a)	3,173	1,545,886
Medtronic PLC	51,193	4,029,401
ResMed, Inc.	5,716	1,094,157
Stryker Corp.	12,989	4,419,507
Teleflex, Inc.	1,798	378,173
Zimmer Biomet Holdings, Inc.	7,992	867,372
		29,706,629
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Cardinal Health, Inc.	9,400	924,208
Cencora, Inc.	6,353	1,431,331
Centene Corp. (a)	20,549	1,362,399
Cigna Group	10,987	3,631,973
CVS Health Corp.	48,450	2,861,457
DaVita, Inc. (a)	2,085	288,918
Elevance Health, Inc.	9,000	4,876,740
Humana, Inc.	4,675	1,746,814
Quest Diagnostics, Inc.	4,249	581,603
UnitedHealth Group, Inc.	35,679	18,169,887
		35,875,330
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	27,264	534,374
Ventas, Inc. REIT	15,492	794,120
Welltower, Inc. REIT	23,114	2,409,635
		3,738,129
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	27,173	488,571
HOTELS, RESTAURANTS & LEISURE — 1.9%
Caesars Entertainment, Inc. (a)	8,285	329,246
Carnival Corp. (a)	38,840	727,085
Chipotle Mexican Grill, Inc. (a)	51,905	3,251,848
Expedia Group, Inc. (a)	5,080	640,029
Hilton Worldwide Holdings, Inc.	9,740	2,125,268
Las Vegas Sands Corp.	14,269	631,403
Marriott International, Inc. Class A	9,529	2,303,826
McDonald's Corp.	27,908	7,112,075
MGM Resorts International (a)	10,551	468,887
Norwegian Cruise Line Holdings Ltd. (a)	16,420	308,532
Royal Caribbean Cruises Ltd. (a)	9,058	1,444,117
Starbucks Corp.	43,665	3,399,320
Wynn Resorts Ltd.	3,644	326,138
Yum! Brands, Inc.	10,779	1,427,786
		24,495,560
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	11,532	1,625,205
Mohawk Industries, Inc. (a)	1,992	226,271
PulteGroup, Inc.	8,118	893,792
		2,745,268
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	31,770	$3,082,961
Procter & Gamble Co.	91,120	15,027,510
		18,110,471
INDUSTRIAL CONGLOMERATES — 0.5%
General Electric Co.	41,948	6,668,474
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	35,631	4,001,718
INSURANCE — 2.2%
Aflac, Inc.	20,323	1,815,047
Allstate Corp.	10,128	1,617,036
American International Group, Inc.	25,688	1,907,077
Aon PLC Class A	8,409	2,468,714
Arch Capital Group Ltd. (a)	14,322	1,444,947
Arthur J Gallagher & Co.	8,328	2,159,534
Assurant, Inc.	2,034	338,153
Chubb Ltd.	15,571	3,971,851
Everest Group Ltd.	1,698	646,972
Globe Life, Inc.	3,319	273,087
Hartford Financial Services Group, Inc.	11,463	1,152,490
Marsh & McLennan Cos., Inc.	19,020	4,007,894
MetLife, Inc.	23,620	1,657,888
Principal Financial Group, Inc.	8,491	666,119
Prudential Financial, Inc.	13,864	1,624,722
Travelers Cos., Inc.	8,789	1,787,155
Willis Towers Watson PLC	3,990	1,045,939
		28,584,625
INTERACTIVE MEDIA & SERVICES — 5.9%
Alphabet, Inc. Class A	227,064	41,359,708
Alphabet, Inc. Class C	188,781	34,626,211
		75,985,919
IT SERVICES — 1.1%
Accenture PLC Class A	24,200	7,342,522
Akamai Technologies, Inc. (a)	5,816	523,905
International Business Machines Corp.	35,217	6,090,780
		13,957,207
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	5,035	294,547
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	11,267	1,460,541
Bio-Rad Laboratories, Inc. Class A (a)	808	220,673
Charles River Laboratories International, Inc. (a)	1,972	407,376
Danaher Corp.	25,336	6,330,200
Mettler-Toledo International, Inc. (a)	870	1,215,903
Revvity, Inc.	4,780	501,231
Waters Corp. (a)	2,300	667,276
		10,803,200

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
MACHINERY — 2.1%
Caterpillar, Inc.	18,902	$6,296,256
Cummins, Inc.	5,239	1,450,836
Deere & Co.	10,021	3,744,146
Dover Corp.	5,392	972,986
Fortive Corp.	13,467	997,905
IDEX Corp.	2,901	583,681
Illinois Tool Works, Inc.	10,480	2,483,341
Ingersoll Rand, Inc.	15,615	1,418,467
Otis Worldwide Corp.	15,633	1,504,833
PACCAR, Inc.	20,112	2,070,329
Parker-Hannifin Corp.	4,902	2,479,481
Pentair PLC	6,419	492,145
Stanley Black & Decker, Inc.	5,908	471,990
Westinghouse Air Brake Technologies Corp.	6,920	1,093,706
Xylem, Inc.	9,261	1,256,069
		27,316,171
MEDIA — 0.6%
Comcast Corp. Class A	152,629	5,976,951
Interpublic Group of Cos., Inc.	14,788	430,183
News Corp. Class A	14,635	403,487
News Corp. Class B	4,412	125,257
Omnicom Group, Inc.	7,624	683,873
Paramount Global Class B	18,652	193,794
		7,813,545
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	55,279	2,686,559
Newmont Corp.	44,371	1,857,814
		4,544,373
MULTI-UTILITIES — 0.3%
Consolidated Edison, Inc.	13,304	1,189,644
Public Service Enterprise Group, Inc.	19,208	1,415,629
Sempra	24,278	1,846,585
		4,451,858
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,076	710,710
Boston Properties, Inc. REIT	5,601	344,797
		1,055,507
OIL, GAS & CONSUMABLE FUELS — 3.9%
Chevron Corp.	66,168	10,349,999
Devon Energy Corp.	24,658	1,168,789
Diamondback Energy, Inc.	6,852	1,371,702
EQT Corp.	15,832	585,467
Exxon Mobil Corp.	173,904	20,019,828
Hess Corp.	10,616	1,566,072
Kinder Morgan, Inc.	74,506	1,480,434
Marathon Petroleum Corp.	13,649	2,367,829
Occidental Petroleum Corp.	25,357	1,598,252
ONEOK, Inc.	22,456	1,831,287
Phillips 66	16,591	2,342,151
Security Description	Shares	Value
Targa Resources Corp.	8,624	$1,110,599
Valero Energy Corp.	13,108	2,054,810
Williams Cos., Inc.	46,847	1,990,998
		49,838,217
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	9,014	959,090
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	78,437	3,257,489
Eli Lilly & Co.	30,809	27,893,853
Merck & Co., Inc.	97,668	12,091,298
Pfizer, Inc.	217,545	6,086,909
Zoetis, Inc.	17,701	3,068,645
		52,398,194
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	15,784	3,767,483
Broadridge Financial Solutions, Inc.	4,545	895,365
Dayforce, Inc. (a)	6,016	298,394
Paychex, Inc.	12,324	1,461,133
Verisk Analytics, Inc.	5,552	1,496,542
		7,918,917
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	11,479	1,022,894
CoStar Group, Inc. (a)	15,676	1,162,218
		2,185,112
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	5,436	1,124,654
Equity Residential REIT	13,307	922,707
UDR, Inc. REIT	11,652	479,480
		2,526,841
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	2,838	286,553
Kimco Realty Corp. REIT	25,698	500,083
Regency Centers Corp. REIT	6,389	397,396
		1,184,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.8%
Advanced Micro Devices, Inc. (a)	62,298	10,105,359
Applied Materials, Inc.	32,085	7,571,739
Intel Corp.	162,909	5,045,292
KLA Corp.	5,245	4,324,555
Lam Research Corp.	5,006	5,330,639
Micron Technology, Inc.	42,497	5,589,630
NVIDIA Corp.	950,214	117,389,437
ON Semiconductor Corp. (a)	16,433	1,126,482
QUALCOMM, Inc.	42,959	8,556,574
		165,039,707
SOFTWARE — 11.6%
Adobe, Inc. (a)	17,411	9,672,507
Autodesk, Inc. (a)	8,241	2,039,235

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Microsoft Corp.	287,098	$128,318,451
Salesforce, Inc.	37,336	9,599,086
		149,629,279
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	18,002	3,499,229
Digital Realty Trust, Inc. REIT	12,094	1,838,893
Equinix, Inc. REIT	3,604	2,726,786
Extra Space Storage, Inc. REIT	8,085	1,256,490
Iron Mountain, Inc. REIT	11,254	1,008,584
Public Storage REIT	6,116	1,759,267
SBA Communications Corp. REIT	4,196	823,675
Weyerhaeuser Co. REIT	28,098	797,702
		13,710,626
SPECIALTY RETAIL — 2.2%
Bath & Body Works, Inc.	8,724	340,672
Best Buy Co., Inc.	7,431	626,359
CarMax, Inc. (a)	6,116	448,547
Home Depot, Inc.	38,347	13,200,571
Lowe's Cos., Inc.	22,187	4,891,346
Ross Stores, Inc.	12,968	1,884,510
TJX Cos., Inc.	43,917	4,835,262
Tractor Supply Co.	4,196	1,132,920
Ulta Beauty, Inc. (a)	1,872	722,349
		28,082,536
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.4%
Apple, Inc.	556,811	117,275,533
Hewlett Packard Enterprise Co.	50,133	1,061,316
HP, Inc.	33,565	1,175,446
Western Digital Corp. (a)	12,468	944,700
		120,456,995
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	1,036	1,002,796
Lululemon Athletica, Inc. (a)	4,480	1,338,176
NIKE, Inc. Class B	46,835	3,529,954
Ralph Lauren Corp.	1,542	269,943
Security Description	Shares	Value
Tapestry, Inc.	8,823	$377,536
		6,518,405
TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals, Inc.	2,575	1,665,330
WW Grainger, Inc.	1,672	1,508,545
		3,173,875
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,504	969,217
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	20,156	3,551,084
TOTAL COMMON STOCKS (Cost $1,035,874,422)		1,283,324,470
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e) (Cost $598,843)	598,678	598,858
TOTAL INVESTMENTS — 100.0% (Cost $1,036,473,265)		1,283,923,328
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		527,728
NET ASSETS — 100.0%		$1,284,451,056
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	4	09/20/2024	$983,805	$981,910	$(1,895)

During the year ended June 30, 2024, the average notional value related to futures contracts was $1,183,074.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,283,324,470	$—	$—	$1,283,324,470
Short-Term Investment	598,858	—	—	598,858
TOTAL INVESTMENTS	$1,283,923,328	$—	$—	$1,283,923,328
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,895)	$—	$—	$(1,895)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,895)	$—	$—	$(1,895)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	11,047	$808,420	$277,050	$242,165	$(33,380)	$48,327	11,598	$858,252	$22,973
State Street Institutional Liquid Reserves Fund, Premier Class	725,538	725,683	22,522,453	22,649,063	(209)	(6)	598,678	598,858	60,789
Total		$1,534,103	$22,799,503	$22,891,228	$(33,589)	$48,321		$1,457,110	$83,762
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp. (a)	127,979	$9,304,072
AeroVironment, Inc. (a)	148,967	27,135,829
Moog, Inc. Class A	153,205	25,631,197
National Presto Industries, Inc.	13,116	985,405
		63,056,503
AIRLINES — 0.3%
SkyWest, Inc. (a)	115,357	9,467,349
Sun Country Airlines Holdings, Inc. (a)	98,666	1,239,245
		10,706,594
AUTO COMPONENTS — 1.3%
Dorman Products, Inc. (a)	102,135	9,343,310
Fox Factory Holding Corp. (a) (b)	83,179	4,008,396
Gentherm, Inc. (a)	76,478	3,771,895
LCI Industries (b)	85,624	8,851,809
Patrick Industries, Inc. (b)	111,877	12,144,248
XPEL, Inc. (a) (b)	111,895	3,978,986
		42,098,644
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	87,221	4,727,378
BANKS — 4.2%
Axos Financial, Inc. (a)	170,955	9,770,078
BancFirst Corp.	47,350	4,152,595
Bancorp, Inc. (a)	274,625	10,369,840
Bank of Hawaii Corp. (b)	83,652	4,785,731
Berkshire Hills Bancorp, Inc.	117,181	2,671,727
Cathay General Bancorp	181,055	6,829,395
City Holding Co. (b)	46,706	4,962,512
Customers Bancorp, Inc. (a)	154,363	7,406,337
First BanCorp	879,673	16,089,219
First Commonwealth Financial Corp.	261,294	3,608,470
Lakeland Financial Corp. (b)	62,950	3,872,684
OFG Bancorp	252,391	9,452,043
Park National Corp. (b)	31,005	4,413,252
Pathward Financial, Inc.	136,167	7,702,967
Preferred Bank (b)	64,959	4,903,755
S&T Bancorp, Inc.	112,784	3,765,858
ServisFirst Bancshares, Inc. (b)	120,571	7,618,881
Southside Bancshares, Inc. (b)	62,753	1,732,610
Triumph Financial, Inc. (a)	115,621	9,452,017
Westamerica BanCorp	85,567	4,152,567
WSFS Financial Corp.	145,393	6,833,471
		134,546,009
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	50,314	3,743,361
National Beverage Corp.	71,445	3,660,842
		7,404,203
BIOTECHNOLOGY — 2.3%
Alkermes PLC (a)	575,869	13,878,443
Security Description	Shares	Value
Arcus Biosciences, Inc. (a)	123,655	$1,883,266
Catalyst Pharmaceuticals, Inc. (a)	595,115	9,218,331
Dynavax Technologies Corp. (a)	692,661	7,778,583
Ironwood Pharmaceuticals, Inc. (a) (b)	434,977	2,836,050
Krystal Biotech, Inc. (a)	87,200	16,013,408
Myriad Genetics, Inc. (a)	241,303	5,902,271
REGENXBIO, Inc. (a)	97,546	1,141,288
Vericel Corp. (a)	262,230	12,031,113
Xencor, Inc. (a)	176,206	3,335,580
		74,018,333
BUILDING PRODUCTS — 2.2%
American Woodmark Corp. (a)	47,639	3,744,425
Apogee Enterprises, Inc.	55,472	3,485,583
Armstrong World Industries, Inc.	233,167	26,403,831
AZZ, Inc.	158,248	12,224,658
Gibraltar Industries, Inc. (a)	163,732	11,223,829
Griffon Corp.	134,008	8,557,751
Insteel Industries, Inc.	68,469	2,119,800
Quanex Building Products Corp.	126,463	3,496,702
		71,256,579
CAPITAL MARKETS — 2.3%
Artisan Partners Asset Management, Inc. Class A (b)	206,006	8,501,868
BGC Group, Inc. Class A	1,181,384	9,805,487
Brightsphere Investment Group, Inc.	91,589	2,030,528
Cohen & Steers, Inc. (b)	68,427	4,965,063
Donnelley Financial Solutions, Inc. (a)	132,635	7,907,699
Moelis & Co. Class A (b)	201,763	11,472,244
Piper Sandler Cos.	40,814	9,394,159
PJT Partners, Inc. Class A (b)	66,557	7,182,166
StepStone Group, Inc. Class A (b)	81,900	3,758,391
Virtus Investment Partners, Inc.	22,252	5,025,614
WisdomTree, Inc. (b)	589,809	5,845,007
		75,888,226
CHEMICALS — 2.1%
Balchem Corp.	97,285	14,977,026
Hawkins, Inc.	100,898	9,181,718
HB Fuller Co.	142,758	10,986,656
Innospec, Inc.	84,126	10,397,132
Koppers Holdings, Inc.	61,577	2,277,733
Minerals Technologies, Inc.	85,380	7,100,201
Quaker Chemical Corp.	38,574	6,546,008
Sensient Technologies Corp.	97,665	7,245,766
		68,712,240
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brady Corp. Class A	157,429	10,393,463
HNI Corp.	150,059	6,755,656
Liquidity Services, Inc. (a)	125,463	2,506,751

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Matthews International Corp. Class A	108,504	$2,718,025
UniFirst Corp.	32,564	5,585,703
Vestis Corp. (b)	384,050	4,696,931
Viad Corp. (a)	116,325	3,955,050
		36,611,579
COMMUNICATIONS EQUIPMENT — 0.5%
Calix, Inc. (a)	154,594	5,477,265
Extreme Networks, Inc. (a)	411,266	5,531,528
Harmonic, Inc. (a)	337,157	3,968,338
		14,977,131
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	152,275	12,701,258
Granite Construction, Inc.	122,254	7,576,080
MYR Group, Inc. (a)	89,091	12,090,540
		32,367,878
CONSUMER FINANCE — 0.3%
PROG Holdings, Inc.	228,759	7,933,362
World Acceptance Corp. (a) (b)	19,012	2,349,503
		10,282,865
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	91,034	4,515,286
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc. (b)	101,085	1,352,517
Sealed Air Corp.	310,498	10,802,226
		12,154,743
DIVERSIFIED CONSUMER SERVICES — 1.7%
Adtalem Global Education, Inc. (a)	199,888	13,634,361
Frontdoor, Inc. (a)	413,705	13,979,092
Mister Car Wash, Inc. (a) (b)	221,817	1,579,337
Perdoceo Education Corp.	193,096	4,136,116
Strategic Education, Inc.	47,368	5,241,743
Stride, Inc. (a)	212,412	14,975,046
		53,545,695
DIVERSIFIED REITs — 0.5%
Armada Hoffler Properties, Inc. REIT	162,280	1,799,685
Essential Properties Realty Trust, Inc. REIT	484,477	13,424,858
		15,224,543
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Cogent Communications Holdings, Inc. (b)	224,167	12,651,986
Shenandoah Telecommunications Co.	263,988	4,310,924
		16,962,910
ELECTRIC UTILITIES — 0.8%
MGE Energy, Inc. (b)	107,058	7,999,374
Otter Tail Corp. (b)	222,598	19,497,359
		27,496,733
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.0%
Encore Wire Corp.	84,082	$24,369,486
Powell Industries, Inc.	48,887	7,010,396
Vicor Corp. (a)	66,734	2,212,899
		33,592,781
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Advanced Energy Industries, Inc.	124,273	13,515,932
Arlo Technologies, Inc. (a)	525,402	6,851,242
Badger Meter, Inc.	156,636	29,189,119
CTS Corp.	90,205	4,567,079
ePlus, Inc. (a)	86,924	6,404,560
Fabrinet (a)	192,798	47,195,022
Insight Enterprises, Inc. (a) (b)	95,732	18,989,400
Itron, Inc. (a)	120,301	11,904,987
Knowles Corp. (a)	192,820	3,328,073
OSI Systems, Inc. (a)	84,270	11,588,810
Plexus Corp. (a)	63,759	6,578,654
Rogers Corp. (a)	60,035	7,240,821
		167,353,699
ENERGY EQUIPMENT & SERVICES — 3.6%
Archrock, Inc.	731,146	14,783,772
Cactus, Inc. Class A (b)	216,300	11,407,662
Core Laboratories, Inc. (b)	115,042	2,334,202
Helix Energy Solutions Group, Inc. (a)	764,950	9,133,503
Helmerich & Payne, Inc. (b)	288,692	10,433,329
Liberty Energy, Inc.	806,837	16,854,825
Oceaneering International, Inc. (a)	545,707	12,911,428
Patterson-UTI Energy, Inc.	902,217	9,346,968
RPC, Inc. (b)	473,731	2,960,819
Tidewater, Inc. (a)	258,600	24,621,306
		114,787,814
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (a) (b)	569,995	12,323,292
Madison Square Garden Sports Corp. (a)	88,807	16,707,261
		29,030,553
FINANCIAL SERVICES — 1.4%
EVERTEC, Inc.	342,097	11,374,725
NMI Holdings, Inc. Class A (a)	282,432	9,613,985
Payoneer Global, Inc. (a)	529,512	2,933,496
Radian Group, Inc.	440,265	13,692,242
Walker & Dunlop, Inc.	78,439	7,702,710
		45,317,158
FOOD PRODUCTS — 1.3%
Cal-Maine Foods, Inc. (b)	216,231	13,213,876
J & J Snack Foods Corp. (b)	82,411	13,381,074
John B Sanfilippo & Son, Inc.	26,488	2,573,839
Simply Good Foods Co. (a)	309,166	11,170,168
Tootsie Roll Industries, Inc. (b)	60,855	1,860,337
		42,199,294

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	54,062	$5,741,384
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	124,586	13,340,669
Heartland Express, Inc.	141,293	1,742,143
Marten Transport Ltd.	151,277	2,791,061
RXO, Inc. (a)	285,617	7,468,884
		25,342,757
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Artivion, Inc. (a)	117,873	3,023,442
CONMED Corp. (b)	165,481	11,471,143
Glaukos Corp. (a)	268,389	31,763,838
Inari Medical, Inc. (a) (b)	159,744	7,691,674
Integer Holdings Corp. (a) (b)	178,350	20,651,147
LeMaitre Vascular, Inc.	105,953	8,717,813
Merit Medical Systems, Inc. (a)	182,344	15,672,467
STAAR Surgical Co. (a)	160,236	7,628,836
Tandem Diabetes Care, Inc. (a)	157,205	6,333,789
UFP Technologies, Inc. (a)	37,401	9,869,002
		122,823,151
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Addus HomeCare Corp. (a)	39,672	4,606,316
AMN Healthcare Services, Inc. (a) (b)	108,347	5,550,617
Astrana Health, Inc. (a) (b)	224,449	9,103,652
CorVel Corp. (a)	48,086	12,226,827
Ensign Group, Inc.	300,987	37,229,082
National HealthCare Corp.	35,308	3,827,387
NeoGenomics, Inc. (a) (b)	684,490	9,493,876
OmniAb, Inc. (a) (b) (c)	65,116	—
Privia Health Group, Inc. (a)	552,122	9,595,880
RadNet, Inc. (a)	354,819	20,905,936
U.S. Physical Therapy, Inc.	45,788	4,231,727
		116,771,300
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	475,453	11,933,870
Community Healthcare Trust, Inc. REIT	57,124	1,336,130
LTC Properties, Inc. REIT	99,135	3,420,158
Universal Health Realty Income Trust REIT	34,416	1,347,042
		18,037,200
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a) (b)	329,051	4,557,356
HealthStream, Inc.	71,186	1,986,090
Schrodinger, Inc. (a) (b)	169,997	3,287,742
Simulations Plus, Inc. (b)	52,724	2,563,441
		12,394,629
HOTEL & RESORT REITs — 1.4%
Apple Hospitality REIT, Inc.	1,199,357	17,438,651
DiamondRock Hospitality Co. REIT	1,126,122	9,515,731
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	307,282	$1,840,619
Sunstone Hotel Investors, Inc. REIT	1,081,450	11,311,967
Xenia Hotels & Resorts, Inc. REIT	329,961	4,728,341
		44,835,309
HOTELS, RESTAURANTS & LEISURE — 2.3%
Bloomin' Brands, Inc. (b)	223,010	4,288,482
Brinker International, Inc. (a)	98,909	7,160,023
Cheesecake Factory, Inc. (b)	113,617	4,464,012
Chuy's Holdings, Inc. (a)	56,288	1,458,985
Dave & Buster's Entertainment, Inc. (a) (b)	172,715	6,875,784
Dine Brands Global, Inc. (b)	37,481	1,356,812
Golden Entertainment, Inc.	70,389	2,189,802
Jack in the Box, Inc. (b)	104,754	5,336,169
Monarch Casino & Resort, Inc.	69,079	4,706,352
Papa John's International, Inc. (b)	84,221	3,956,703
Sabre Corp. (a) (b)	1,117,181	2,982,873
Shake Shack, Inc. Class A (a)	200,346	18,031,140
Six Flags Entertainment Corp. (b)	385,052	12,760,623
		75,567,760
HOUSEHOLD DURABLES — 4.1%
Cavco Industries, Inc. (a)	41,238	14,275,359
Century Communities, Inc.	78,632	6,421,089
Ethan Allen Interiors, Inc.	52,688	1,469,468
Green Brick Partners, Inc. (a)	135,927	7,780,462
Installed Building Products, Inc. (b)	125,049	25,720,078
La-Z-Boy, Inc.	121,374	4,524,823
LGI Homes, Inc. (a)	65,017	5,818,371
M/I Homes, Inc. (a)	147,652	18,034,215
Meritage Homes Corp.	193,528	31,322,507
Tri Pointe Homes, Inc. (a)	307,421	11,451,432
Worthington Enterprises, Inc. (b)	112,475	5,323,442
		132,141,246
HOUSEHOLD PRODUCTS — 0.6%
Energizer Holdings, Inc.	161,868	4,781,581
WD-40 Co. (b)	72,107	15,837,581
		20,619,162
INDUSTRIAL REITs — 0.3%
Innovative Industrial Properties, Inc. REIT	82,568	9,018,077
INSURANCE — 1.5%
Ambac Financial Group, Inc. (a)	251,389	3,222,807
AMERISAFE, Inc.	46,132	2,024,733
Assured Guaranty Ltd.	164,808	12,714,937
Goosehead Insurance, Inc. Class A (a) (b)	131,253	7,539,172
HCI Group, Inc. (b)	36,855	3,396,925
Palomar Holdings, Inc. (a)	133,850	10,861,928

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SiriusPoint Ltd. (a)	502,348	$6,128,646
Trupanion, Inc. (a)	95,545	2,809,023
		48,698,171
INTERACTIVE MEDIA & SERVICES — 1.6%
Cargurus, Inc. (a)	416,683	10,917,095
Cars.com, Inc. (a)	325,123	6,404,923
IAC, Inc. (a) (b)	152,024	7,122,325
Shutterstock, Inc. (b)	63,807	2,469,331
TripAdvisor, Inc. (a)	577,398	10,283,458
Yelp, Inc. (a)	358,494	13,246,353
		50,443,485
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	151,836	5,276,301
Perficient, Inc. (a)	116,186	8,689,551
		13,965,852
LIFE SCIENCES TOOLS & SERVICES — 0.1%
BioLife Solutions, Inc. (a) (b)	117,145	2,510,417
MACHINERY — 6.4%
Alamo Group, Inc.	55,020	9,518,460
Albany International Corp. Class A	80,165	6,769,934
Enerpac Tool Group Corp.	195,349	7,458,425
Enpro, Inc.	50,343	7,328,430
ESCO Technologies, Inc.	136,926	14,382,707
Federal Signal Corp.	325,585	27,241,697
Franklin Electric Co., Inc.	211,005	20,324,002
John Bean Technologies Corp.	102,612	9,745,062
Lindsay Corp.	29,943	3,679,396
Mueller Industries, Inc.	605,559	34,480,529
Proto Labs, Inc. (a)	85,762	2,649,188
SPX Technologies, Inc. (a)	246,466	35,032,677
Standex International Corp.	63,817	10,284,110
Tennant Co.	100,454	9,888,692
Trinity Industries, Inc.	216,459	6,476,453
		205,259,762
MARINE — 0.7%
Matson, Inc.	182,001	23,836,671
MEDIA — 0.1%
TechTarget, Inc. (a)	83,595	2,605,656
METALS & MINING — 4.1%
Alpha Metallurgical Resources, Inc.	61,586	17,276,721
Arch Resources, Inc.	66,308	10,094,067
ATI, Inc. (a)	663,416	36,786,417
Carpenter Technology Corp.	264,323	28,964,514
Haynes International, Inc.	39,894	2,341,778
Materion Corp.	110,112	11,906,411
Metallus, Inc. (a)	122,220	2,477,399
Olympic Steel, Inc.	26,980	1,209,513
Warrior Met Coal, Inc.	278,366	17,473,034
Security Description	Shares	Value
Worthington Steel, Inc.	117,190	$3,909,458
		132,439,312
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	426,833	4,178,695
ARMOUR Residential REIT, Inc. (b)	176,411	3,418,845
Ellington Financial, Inc. REIT (b)	448,914	5,422,881
New York Mortgage Trust, Inc. REIT (b)	503,835	2,942,397
Redwood Trust, Inc. REIT (b)	696,875	4,522,719
Two Harbors Investment Corp. REIT	551,833	7,289,714
		27,775,251
MULTI-UTILITIES — 0.1%
Unitil Corp.	40,541	2,099,618
OIL, GAS & CONSUMABLE FUELS — 4.1%
California Resources Corp. (b)	341,385	18,168,510
Comstock Resources, Inc. (b)	261,996	2,719,518
CONSOL Energy, Inc. (a)	140,648	14,350,315
CVR Energy, Inc. (b)	85,867	2,298,660
Dorian LPG Ltd.	180,636	7,579,487
Magnolia Oil & Gas Corp. Class A (b)	963,749	24,421,400
Northern Oil & Gas, Inc. (b)	487,135	18,106,808
Par Pacific Holdings, Inc. (a)	282,089	7,122,747
Peabody Energy Corp.	251,179	5,556,080
REX American Resources Corp. (a)	82,329	3,753,379
SM Energy Co.	613,028	26,501,200
Vital Energy, Inc. (a)	66,404	2,976,227
		133,554,331
PERSONAL CARE PRODUCTS — 0.3%
Inter Parfums, Inc.	96,414	11,186,916
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	200,352	8,014,080
ANI Pharmaceuticals, Inc. (a)	83,823	5,337,849
Collegium Pharmaceutical, Inc. (a) (b)	174,238	5,610,464
Corcept Therapeutics, Inc. (a) (b)	315,895	10,263,428
Harmony Biosciences Holdings, Inc. (a) (b)	70,812	2,136,398
Innoviva, Inc. (a) (b)	142,795	2,341,838
Prestige Consumer Healthcare, Inc. (a)	127,875	8,804,194
Supernus Pharmaceuticals, Inc. (a)	121,747	3,256,732
		45,764,983
PROFESSIONAL SERVICES — 1.2%
CSG Systems International, Inc.	77,379	3,185,693
Korn Ferry	163,720	10,992,161

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Verra Mobility Corp. (a)	887,021	$24,126,971
		38,304,825
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
eXp World Holdings, Inc. (b)	426,348	4,811,337
Marcus & Millichap, Inc.	54,591	1,720,708
St. Joe Co.	191,234	10,460,500
		16,992,545
RESIDENTIAL REITs — 0.1%
Veris Residential, Inc. REIT	179,072	2,686,080
RETAIL REITs — 1.4%
Getty Realty Corp. REIT	114,792	3,060,355
Phillips Edison & Co., Inc. REIT	337,369	11,035,340
Saul Centers, Inc. REIT	35,688	1,312,248
SITE Centers Corp. REIT	447,980	6,495,710
Tanger, Inc. REIT	582,350	15,787,508
Urban Edge Properties REIT	370,912	6,850,744
Whitestone REIT	129,893	1,728,876
		46,270,781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Axcelis Technologies, Inc. (a)	173,272	24,637,546
CEVA, Inc. (a)	57,212	1,103,620
Cohu, Inc. (a)	101,094	3,346,211
Diodes, Inc. (a) (b)	150,454	10,822,156
FormFactor, Inc. (a)	411,039	24,880,191
Kulicke & Soffa Industries, Inc.	185,305	9,115,153
MaxLinear, Inc. (a)	255,338	5,142,507
PDF Solutions, Inc. (a)	162,285	5,903,928
Photronics, Inc. (a)	234,289	5,779,910
Semtech Corp. (a) (b)	152,980	4,571,042
SiTime Corp. (a)	54,033	6,720,625
SMART Global Holdings, Inc. (a) (b)	119,168	2,725,372
SolarEdge Technologies, Inc. (a) (b)	118,653	2,997,175
Veeco Instruments, Inc. (a)	302,575	14,133,278
		121,878,714
SOFTWARE — 6.2%
A10 Networks, Inc.	182,997	2,534,508
ACI Worldwide, Inc. (a)	353,067	13,977,922
Adeia, Inc.	239,381	2,677,476
Agilysys, Inc. (a)	109,268	11,379,169
Alarm.com Holdings, Inc. (a)	267,033	16,967,277
BlackLine, Inc. (a)	183,393	8,885,391
Box, Inc. Class A (a)	473,718	12,525,104
DoubleVerify Holdings, Inc. (a)	758,346	14,764,997
Envestnet, Inc. (a)	112,327	7,030,547
InterDigital, Inc. (b)	134,251	15,648,297
LiveRamp Holdings, Inc. (a)	351,348	10,870,707
Marathon Digital Holdings, Inc. (a) (b)	1,454,694	28,875,676
N-able, Inc. (a)	247,978	3,776,705
Progress Software Corp. (b)	229,453	12,450,120
Security Description	Shares	Value
SPS Commerce, Inc. (a)	197,416	$37,145,795
		199,509,691
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT	221,130	5,455,277
Outfront Media, Inc. REIT	322,745	4,615,254
Uniti Group, Inc. REIT (b)	657,351	1,919,465
		11,989,996
SPECIALTY RETAIL — 5.2%
Abercrombie & Fitch Co. Class A (a)	272,508	48,462,823
American Eagle Outfitters, Inc. (b)	984,511	19,650,840
Asbury Automotive Group, Inc. (a) (b)	52,508	11,964,998
Boot Barn Holdings, Inc. (a)	161,850	20,867,320
Buckle, Inc.	95,585	3,530,910
Group 1 Automotive, Inc.	70,345	20,912,162
Guess?, Inc. (b)	152,161	3,104,084
Signet Jewelers Ltd. (b)	237,817	21,303,647
Upbound Group, Inc.	138,513	4,252,349
Urban Outfitters, Inc. (a)	304,598	12,503,748
		166,552,881
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Kontoor Brands, Inc.	264,382	17,488,869
Oxford Industries, Inc. (b)	78,697	7,881,505
Steven Madden Ltd. (b)	366,932	15,521,224
		40,891,598
TOBACCO — 0.1%
Vector Group Ltd.	331,834	3,507,485
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	116,720	5,547,702
Boise Cascade Co.	210,359	25,079,000
GMS, Inc. (a)	211,953	17,085,531
Rush Enterprises, Inc. Class A	147,322	6,168,372
		53,880,605
WATER UTILITIES — 0.6%
American States Water Co.	104,933	7,614,988
California Water Service Group	122,090	5,920,144
Middlesex Water Co.	45,617	2,383,944
SJW Group	69,372	3,761,350
		19,680,426
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	163,321	1,571,148
Telephone & Data Systems, Inc.	259,851	5,386,711
		6,957,859
TOTAL COMMON STOCKS (Cost $2,719,109,713)		3,221,371,257

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	3,987,519	$3,988,716
State Street Navigator Securities Lending Portfolio II (f) (g)	183,700,828	183,700,828
TOTAL SHORT-TERM INVESTMENTS (Cost $187,689,235)		187,689,544
TOTAL INVESTMENTS — 105.6% (Cost $2,906,798,948)		3,409,060,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(182,116,827)
NET ASSETS — 100.0%		$3,226,943,974
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,221,371,257	$—	$0(a)	$3,221,371,257
Short-Term Investments	187,689,544	—	—	187,689,544
TOTAL INVESTMENTS	$3,409,060,801	$—	$0	$3,409,060,801
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,134,416	$4,135,243	$101,900,297	$102,047,241	$108	$309	3,987,519	$3,988,716	$172,276
State Street Navigator Securities Lending Portfolio II	196,880,455	196,880,455	1,336,691,134	1,349,870,761	—	—	183,700,828	183,700,828	401,522
Total		$201,015,698	$1,438,591,431	$1,451,918,002	$108	$309		$187,689,544	$573,798
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.6%
AAR Corp. (a)	57,256	$4,162,511
Mercury Systems, Inc. (a)	322,551	8,705,652
National Presto Industries, Inc.	18,133	1,362,332
Triumph Group, Inc. (a)	474,803	7,316,714
		21,547,209
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp. (b)	195,008	3,712,952
Hub Group, Inc. Class A	381,392	16,418,926
		20,131,878
AIRLINES — 1.6%
Alaska Air Group, Inc. (a)	783,783	31,664,833
Allegiant Travel Co. (b)	89,254	4,483,228
JetBlue Airways Corp. (a) (b)	2,101,008	12,795,139
SkyWest, Inc. (a)	114,439	9,392,009
Sun Country Airlines Holdings, Inc. (a)	128,835	1,618,168
		59,953,377
AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	726,121	5,075,586
Dana, Inc.	796,908	9,658,525
Dorman Products, Inc. (a)	53,422	4,887,045
Fox Factory Holding Corp. (a)	159,329	7,678,065
Gentherm, Inc. (a)	105,560	5,206,219
LCI Industries (b)	58,172	6,013,821
Phinia, Inc.	282,220	11,108,179
Standard Motor Products, Inc.	115,933	3,214,822
		52,842,262
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	79,559	4,312,098
BANKS — 14.1%
Ameris Bancorp	399,800	20,129,930
Atlantic Union Bankshares Corp.	554,538	18,216,573
Axos Financial, Inc. (a)	115,883	6,622,714
Banc of California, Inc.	857,485	10,958,658
BancFirst Corp.	34,714	3,044,418
Bank of Hawaii Corp. (b)	147,107	8,415,992
BankUnited, Inc.	461,760	13,515,715
Banner Corp.	212,751	10,560,960
Berkshire Hills Bancorp, Inc.	137,305	3,130,554
Brookline Bancorp, Inc.	549,072	4,584,751
Capitol Federal Financial, Inc.	762,506	4,186,158
Cathay General Bancorp	238,360	8,990,939
Central Pacific Financial Corp.	171,345	3,632,514
City Holding Co.	36,429	3,870,581
Comerica, Inc.	818,944	41,798,902
Community Financial System, Inc.	325,996	15,390,271
CVB Financial Corp.	819,463	14,127,542
Dime Community Bancshares, Inc.	216,616	4,418,966
Security Description	Shares	Value
Eagle Bancorp, Inc.	186,484	$3,524,548
FB Financial Corp.	217,705	8,497,026
First Bancorp/Southern Pines NC	254,259	8,115,947
First Commonwealth Financial Corp.	340,200	4,698,162
First Financial Bancorp	589,690	13,102,912
First Hawaiian, Inc.	789,711	16,394,400
Fulton Financial Corp.	1,122,721	19,063,803
Hanmi Financial Corp.	190,250	3,180,980
Heritage Financial Corp.	214,249	3,862,910
Hilltop Holdings, Inc.	286,229	8,953,243
Hope Bancorp, Inc.	745,032	8,001,644
Independent Bank Corp.	262,313	13,304,515
Independent Bank Group, Inc.	222,359	10,121,782
Lakeland Financial Corp. (b)	83,510	5,137,535
National Bank Holdings Corp. Class A	233,620	9,122,861
NBT Bancorp, Inc. (b)	291,222	11,241,169
Northwest Bancshares, Inc.	786,091	9,079,351
Pacific Premier Bancorp, Inc.	595,674	13,682,632
Park National Corp.	52,384	7,456,339
Provident Financial Services, Inc.	806,164	11,568,453
Renasant Corp.	347,956	10,626,576
S&T Bancorp, Inc.	111,037	3,707,526
Seacoast Banking Corp. of Florida	519,960	12,291,854
ServisFirst Bancshares, Inc. (b)	163,639	10,340,348
Simmons First National Corp. Class A	775,142	13,626,996
Southside Bancshares, Inc. (b)	110,499	3,050,877
Stellar Bancorp, Inc.	291,254	6,687,192
Tompkins Financial Corp.	77,399	3,784,811
TrustCo Bank Corp.	117,476	3,379,785
Trustmark Corp.	378,025	11,355,871
United Community Banks, Inc.	735,890	18,735,759
Veritex Holdings, Inc.	336,816	7,103,450
WaFd, Inc.	417,437	11,930,350
Westamerica BanCorp	65,685	3,187,693
WSFS Financial Corp.	204,191	9,596,977
		513,112,415
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	40,501	3,013,274
National Beverage Corp.	66,206	3,392,396
		6,405,670
BIOTECHNOLOGY — 1.1%
Alkermes PLC (a)	376,319	9,069,288
Arcus Biosciences, Inc. (a)	201,265	3,065,266
Ironwood Pharmaceuticals, Inc. (a)	372,950	2,431,634
Krystal Biotech, Inc. (a)	52,152	9,577,193
Myriad Genetics, Inc. (a)	285,101	6,973,570
REGENXBIO, Inc. (a)	156,521	1,831,296
Vir Biotechnology, Inc. (a)	537,831	4,786,696

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Xencor, Inc. (a)	182,829	$3,460,953
		41,195,896
BROADLINE RETAIL — 0.4%
Kohl's Corp. (b)	685,106	15,750,587
BUILDING PRODUCTS — 1.5%
American Woodmark Corp. (a)	43,072	3,385,459
Apogee Enterprises, Inc.	75,211	4,725,883
Griffon Corp.	73,449	4,690,453
Hayward Holdings, Inc. (a) (b)	783,048	9,631,490
Insteel Industries, Inc.	44,555	1,379,423
Masterbrand, Inc. (a)	784,476	11,516,108
Quanex Building Products Corp.	63,375	1,752,319
Resideo Technologies, Inc. (a)	901,898	17,641,125
		54,722,260
CAPITAL MARKETS — 2.6%
Artisan Partners Asset Management, Inc. Class A	190,046	7,843,198
B Riley Financial, Inc. (b)	104,680	1,846,555
BGC Group, Inc. Class A	995,967	8,266,526
Brightsphere Investment Group, Inc.	72,776	1,613,444
Cohen & Steers, Inc. (b)	82,796	6,007,678
Moelis & Co. Class A	199,698	11,354,828
Piper Sandler Cos.	49,018	11,282,473
PJT Partners, Inc. Class A (b)	58,659	6,329,893
StepStone Group, Inc. Class A	224,964	10,323,598
StoneX Group, Inc. (a)	168,477	12,688,003
Virtu Financial, Inc. Class A	546,588	12,270,901
Virtus Investment Partners, Inc.	15,317	3,459,344
		93,286,441
CHEMICALS — 2.5%
AdvanSix, Inc.	165,614	3,795,873
Balchem Corp.	88,155	13,571,462
HB Fuller Co.	171,611	13,207,183
Ingevity Corp. (a)	208,691	9,121,884
Innospec, Inc.	57,029	7,048,214
Koppers Holdings, Inc.	62,196	2,300,630
Mativ Holdings, Inc.	335,563	5,691,148
Minerals Technologies, Inc.	99,609	8,283,484
Quaker Chemical Corp.	41,071	6,969,749
Sensient Technologies Corp.	149,179	11,067,590
Stepan Co.	131,843	11,069,538
		92,126,755
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	390,923	19,768,976
Brady Corp. Class A	96,842	6,393,509
CoreCivic, Inc. (a)	687,259	8,920,622
Deluxe Corp.	272,100	6,111,366
Enviri Corp. (a)	494,755	4,269,736
GEO Group, Inc. (a)	823,339	11,823,148
Healthcare Services Group, Inc. (a)	454,913	4,812,979
HNI Corp.	116,871	5,261,532
Security Description	Shares	Value
Interface, Inc.	359,813	$5,282,055
Matthews International Corp. Class A	68,272	1,710,213
MillerKnoll, Inc.	442,483	11,721,375
OPENLANE, Inc. (a)	668,988	11,098,511
Pitney Bowes, Inc. (b)	961,234	4,883,069
UniFirst Corp.	54,955	9,426,431
Vestis Corp.	381,677	4,667,910
		116,151,432
COMMUNICATIONS EQUIPMENT — 1.2%
Calix, Inc. (a)	183,700	6,508,491
Digi International, Inc. (a)	224,726	5,152,967
Extreme Networks, Inc. (a)	321,084	4,318,580
Harmonic, Inc. (a)	338,523	3,984,416
NetScout Systems, Inc. (a)	441,185	8,069,273
Viasat, Inc. (a) (b)	464,501	5,899,163
Viavi Solutions, Inc. (a)	1,378,916	9,473,153
		43,406,043
CONSTRUCTION & ENGINEERING — 1.3%
Arcosa, Inc.	123,077	10,265,853
Dycom Industries, Inc. (a)	179,656	30,318,746
Granite Construction, Inc.	133,676	8,283,902
		48,868,501
CONSUMER FINANCE — 1.3%
Bread Financial Holdings, Inc. (b)	306,310	13,649,174
Encore Capital Group, Inc. (a)	146,356	6,107,436
Enova International, Inc. (a)	167,534	10,428,991
EZCORP, Inc. Class A (a)	321,029	3,361,174
Green Dot Corp. Class A (a)	286,939	2,711,573
Navient Corp. (b)	497,372	7,241,736
PRA Group, Inc. (a)	243,092	4,779,189
		48,279,273
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Andersons, Inc.	92,288	4,577,485
Chefs' Warehouse, Inc. (a)	218,617	8,550,111
Grocery Outlet Holding Corp. (a)	616,880	13,645,385
PriceSmart, Inc.	155,440	12,621,728
SpartanNash Co.	212,914	3,994,267
United Natural Foods, Inc. (a)	367,162	4,809,822
		48,198,798
CONTAINERS & PACKAGING — 0.9%
Myers Industries, Inc.	117,171	1,567,748
O-I Glass, Inc. (a)	961,891	10,705,847
Sealed Air Corp.	539,723	18,776,963
		31,050,558
DIVERSIFIED CONSUMER SERVICES — 0.4%
Mister Car Wash, Inc. (a) (b)	309,044	2,200,393
Perdoceo Education Corp.	178,342	3,820,086
Strategic Education, Inc.	79,882	8,839,742
		14,860,221

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
DIVERSIFIED REITs — 1.1%
Alexander & Baldwin, Inc. REIT	448,421	$7,605,220
American Assets Trust, Inc. REIT	300,922	6,734,634
Armada Hoffler Properties, Inc. REIT	244,330	2,709,620
Essential Properties Realty Trust, Inc. REIT	519,725	14,401,580
Global Net Lease, Inc. REIT	1,206,901	8,870,722
		40,321,776
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Consolidated Communications Holdings, Inc. (a)	468,160	2,059,904
Lumen Technologies, Inc. (a) (b)	6,269,842	6,896,826
		8,956,730
ELECTRIC UTILITIES — 0.2%
MGE Energy, Inc. (b)	100,590	7,516,085
ELECTRICAL EQUIPMENT — 0.6%
SunPower Corp. (a) (b)	531,081	1,572,000
Sunrun, Inc. (a) (b)	1,369,235	16,239,127
Vicor Corp. (a)	65,704	2,178,745
		19,989,872
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Advanced Energy Industries, Inc.	87,857	9,555,327
Benchmark Electronics, Inc.	222,636	8,785,217
CTS Corp.	83,078	4,206,239
ePlus, Inc. (a)	64,138	4,725,688
Insight Enterprises, Inc. (a) (b)	59,838	11,869,466
Itron, Inc. (a)	144,481	14,297,840
Knowles Corp. (a) (b)	327,093	5,645,625
PC Connection, Inc.	70,015	4,494,963
Plexus Corp. (a)	94,692	9,770,320
Rogers Corp. (a)	34,195	4,124,259
Sanmina Corp. (a)	342,496	22,690,360
ScanSource, Inc. (a)	152,607	6,762,016
TTM Technologies, Inc. (a)	628,670	12,215,058
		119,142,378
ENERGY EQUIPMENT & SERVICES — 1.5%
Bristow Group, Inc. (a)	149,061	4,998,015
Cactus, Inc. Class A (b)	154,272	8,136,305
Core Laboratories, Inc. (b)	166,639	3,381,105
Dril-Quip, Inc. (a)	212,628	3,954,881
Helmerich & Payne, Inc.	280,557	10,139,330
Nabors Industries Ltd. (a) (b)	55,397	3,942,051
Patterson-UTI Energy, Inc.	859,744	8,906,948
ProPetro Holding Corp. (a)	509,100	4,413,897
U.S. Silica Holdings, Inc. (a)	482,630	7,456,634
		55,329,166
FINANCIAL SERVICES — 3.0%
Jackson Financial, Inc. Class A	419,226	31,131,723
Mr Cooper Group, Inc. (a)	399,736	32,470,555
NCR Atleos Corp. (a)	423,219	11,435,377
NMI Holdings, Inc. Class A (a)	173,525	5,906,791
Security Description	Shares	Value
Payoneer Global, Inc. (a)	938,820	$5,201,063
Radian Group, Inc.	418,524	13,016,097
Walker & Dunlop, Inc. (b)	118,747	11,660,955
		110,822,561
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	488,333	3,945,731
Calavo Growers, Inc. (b)	112,330	2,549,891
Fresh Del Monte Produce, Inc.	207,092	4,524,960
Hain Celestial Group, Inc. (a) (b)	554,948	3,834,691
John B Sanfilippo & Son, Inc.	26,126	2,538,663
Simply Good Foods Co. (a)	207,909	7,511,752
Tootsie Roll Industries, Inc. (b)	42,732	1,306,317
TreeHouse Foods, Inc. (a)	295,626	10,831,737
WK Kellogg Co. (b)	408,462	6,723,285
		43,767,027
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp. (b)	75,636	8,032,543
Northwest Natural Holding Co.	234,896	8,482,095
		16,514,638
GROUND TRANSPORTATION — 0.9%
Heartland Express, Inc.	127,430	1,571,212
Hertz Global Holdings, Inc. (a)	812,300	2,867,419
Marten Transport Ltd.	189,154	3,489,891
RXO, Inc. (a) (b)	392,059	10,252,343
Werner Enterprises, Inc. (b)	391,724	14,035,471
		32,216,336
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Artivion, Inc. (a)	113,912	2,921,843
Avanos Medical, Inc. (a)	283,544	5,648,196
Embecta Corp.	356,214	4,452,675
ICU Medical, Inc. (a)	126,474	15,018,788
Inari Medical, Inc. (a)	137,472	6,619,277
Integra LifeSciences Holdings Corp. (a)	423,452	12,339,391
Merit Medical Systems, Inc. (a)	147,123	12,645,222
Omnicell, Inc. (a)	283,648	7,678,351
STAAR Surgical Co. (a) (b)	118,368	5,635,500
Tandem Diabetes Care, Inc. (a)	215,482	8,681,770
Varex Imaging Corp. (a)	252,641	3,721,402
		85,362,415
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AdaptHealth Corp. (a)	482,590	4,825,900
Addus HomeCare Corp. (a)	63,324	7,352,550
AMN Healthcare Services, Inc. (a) (b)	107,982	5,531,918
Cross Country Healthcare, Inc. (a)	201,943	2,794,891
Enhabit, Inc. (a)	309,763	2,763,086
Fulgent Genetics, Inc. (a) (b)	128,199	2,515,264
National HealthCare Corp.	44,377	4,810,467
Owens & Minor, Inc. (a)	452,788	6,112,638
Patterson Cos., Inc. (b)	492,538	11,880,016
Pediatrix Medical Group, Inc. (a)	511,400	3,861,070

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Premier, Inc. Class A	647,455	$12,087,985
Select Medical Holdings Corp.	658,599	23,090,481
U.S. Physical Therapy, Inc. (b)	41,865	3,869,163
		91,495,429
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	317,404	7,966,840
Community Healthcare Trust, Inc. REIT	91,957	2,150,874
LTC Properties, Inc. REIT	151,657	5,232,167
Medical Properties Trust, Inc. REIT (b)	3,708,059	15,981,734
Universal Health Realty Income Trust REIT	40,856	1,599,104
		32,930,719
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	279,535	3,871,560
HealthStream, Inc.	70,001	1,953,028
Schrodinger, Inc. (a) (b)	150,192	2,904,713
Simulations Plus, Inc. (b)	42,545	2,068,538
		10,797,839
HOTEL & RESORT REITs — 0.6%
Pebblebrook Hotel Trust REIT	744,344	10,234,730
Service Properties Trust REIT	1,023,890	5,262,795
Summit Hotel Properties, Inc. REIT	327,488	1,961,653
Xenia Hotels & Resorts, Inc. REIT	258,274	3,701,066
		21,160,244
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a) (b)	144,459	5,012,727
Bloomin' Brands, Inc. (b)	272,393	5,238,117
Brinker International, Inc. (a)	159,374	11,537,084
Cheesecake Factory, Inc. (b)	156,360	6,143,384
Chuy's Holdings, Inc. (a)	45,786	1,186,773
Cracker Barrel Old Country Store, Inc. (b)	137,134	5,781,570
Dine Brands Global, Inc.	55,055	1,992,991
Golden Entertainment, Inc.	52,265	1,625,964
Papa John's International, Inc. (b)	107,984	5,073,088
Penn Entertainment, Inc. (a) (b)	923,140	17,867,375
Sabre Corp. (a) (b)	1,128,316	3,012,604
		64,471,677
HOUSEHOLD DURABLES — 1.8%
Century Communities, Inc.	85,626	6,992,219
Ethan Allen Interiors, Inc.	83,310	2,323,516
La-Z-Boy, Inc. (b)	121,202	4,518,410
Leggett & Platt, Inc. (b)	827,964	9,488,467
LGI Homes, Inc. (a)	50,691	4,536,338
Newell Brands, Inc.	2,359,483	15,124,286
Sonos, Inc. (a)	759,117	11,204,567
Tri Pointe Homes, Inc. (a)	228,568	8,514,158
Security Description	Shares	Value
Worthington Enterprises, Inc. (b)	58,557	$2,771,503
		65,473,464
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	60,574	2,332,099
Central Garden & Pet Co. Class A (a)	334,631	11,052,862
Energizer Holdings, Inc.	222,668	6,577,613
		19,962,574
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	213,784	4,844,345
Clearway Energy, Inc. Class C	509,284	12,574,222
		17,418,567
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	78,696	8,595,177
LXP Industrial Trust REIT	1,818,029	16,580,425
		25,175,602
INSURANCE — 3.1%
AMERISAFE, Inc.	67,353	2,956,123
Assured Guaranty Ltd.	127,774	9,857,764
Employers Holdings, Inc.	156,591	6,675,474
Genworth Financial, Inc. Class A (a)	2,703,811	16,331,018
Horace Mann Educators Corp.	253,019	8,253,480
Lincoln National Corp.	1,050,208	32,661,469
Mercury General Corp.	164,189	8,725,004
ProAssurance Corp. (a)	315,071	3,850,168
Safety Insurance Group, Inc.	91,615	6,873,873
Stewart Information Services Corp. (b)	170,343	10,574,893
Trupanion, Inc. (a) (b)	118,614	3,487,252
United Fire Group, Inc.	131,216	2,819,832
		113,066,350
INTERACTIVE MEDIA & SERVICES — 0.6%
IAC, Inc. (a) (b)	258,982	12,133,307
QuinStreet, Inc. (a)	324,390	5,381,630
Shutterstock, Inc. (b)	74,001	2,863,839
		20,378,776
IT SERVICES — 0.9%
DigitalOcean Holdings, Inc. (a) (b)	149,253	5,186,542
DXC Technology Co. (a) (b)	1,105,188	21,098,039
Perficient, Inc. (a)	84,676	6,332,918
		32,617,499
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Sturm Ruger & Co., Inc. (b)	107,526	4,478,458
Topgolf Callaway Brands Corp. (a)	873,148	13,359,164
Vista Outdoor, Inc. (a)	359,532	13,536,380
		31,374,002

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.6%
BioLife Solutions, Inc. (a) (b)	94,326	$2,021,406
Cytek Biosciences, Inc. (a) (b)	591,900	3,302,802
Fortrea Holdings, Inc. (a) (b)	552,231	12,889,071
Mesa Laboratories, Inc. (b)	31,649	2,746,184
		20,959,463
MACHINERY — 3.0%
3D Systems Corp. (a) (b)	824,212	2,530,331
Albany International Corp. Class A	100,235	8,464,846
Astec Industries, Inc.	140,634	4,171,204
Barnes Group, Inc.	313,226	12,970,689
Enerpac Tool Group Corp.	110,550	4,220,799
Enpro, Inc.	71,137	10,355,413
Greenbrier Cos., Inc.	192,254	9,526,186
Hillenbrand, Inc. (b)	433,583	17,351,992
John Bean Technologies Corp.	78,602	7,464,832
Kennametal, Inc. (b)	485,906	11,438,227
Lindsay Corp.	34,791	4,275,118
Proto Labs, Inc. (a)	54,718	1,690,239
Titan International, Inc. (a)	315,126	2,335,084
Trinity Industries, Inc.	252,742	7,562,040
Wabash National Corp. (b)	278,060	6,072,830
		110,429,830
MEDIA — 1.3%
AMC Networks, Inc. Class A (a) (b)	193,918	1,873,248
Cable One, Inc. (b)	28,128	9,957,312
EchoStar Corp. Class A (a) (b)	744,630	13,261,860
John Wiley & Sons, Inc. Class A	259,844	10,575,651
Scholastic Corp.	157,278	5,578,651
TechTarget, Inc. (a)	67,380	2,100,235
Thryv Holdings, Inc. (a)	194,764	3,470,694
		46,817,651
METALS & MINING — 0.9%
Arch Resources, Inc.	34,702	5,282,685
Century Aluminum Co. (a)	320,643	5,370,770
Compass Minerals International, Inc. (b)	209,403	2,163,133
Haynes International, Inc.	36,228	2,126,584
Kaiser Aluminum Corp.	98,300	8,640,570
Metallus, Inc. (a)	103,677	2,101,533
Olympic Steel, Inc.	30,878	1,384,261
SunCoke Energy, Inc.	519,331	5,089,444
Worthington Steel, Inc.	58,861	1,963,603
		34,122,583
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.4%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	316,827	3,101,736
Arbor Realty Trust, Inc. REIT (b)	1,164,464	16,710,059
ARMOUR Residential REIT, Inc. (b)	93,348	1,809,084
Security Description	Shares	Value
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,072,204	$18,677,794
Franklin BSP Realty Trust, Inc. REIT	505,754	6,372,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	702,443	20,792,313
KKR Real Estate Finance Trust, Inc. REIT	359,661	3,254,932
PennyMac Mortgage Investment Trust REIT (b)	536,462	7,376,353
Ready Capital Corp. REIT (b)	959,729	7,850,583
		85,945,354
MULTI-UTILITIES — 0.5%
Avista Corp.	482,956	16,715,107
Unitil Corp.	55,713	2,885,376
		19,600,483
OFFICE REITs — 2.1%
Brandywine Realty Trust REIT	1,064,134	4,767,320
Douglas Emmett, Inc. REIT (b)	1,033,919	13,761,462
Easterly Government Properties, Inc. REIT (b)	619,795	7,666,864
Highwoods Properties, Inc. REIT	654,782	17,201,123
Hudson Pacific Properties, Inc. REIT (b)	783,580	3,769,020
JBG SMITH Properties REIT	516,577	7,867,468
SL Green Realty Corp. REIT (b)	400,273	22,671,463
		77,704,720
OIL, GAS & CONSUMABLE FUELS — 1.2%
Comstock Resources, Inc. (b)	282,744	2,934,883
CVR Energy, Inc. (b)	81,050	2,169,709
Green Plains, Inc. (a)	399,148	6,330,487
Peabody Energy Corp.	358,976	7,940,549
Talos Energy, Inc. (a)	965,654	11,732,696
Vital Energy, Inc. (a)	84,417	3,783,570
World Kinect Corp.	370,198	9,551,108
		44,443,002
PERSONAL CARE PRODUCTS — 0.5%
Edgewell Personal Care Co.	306,057	12,300,431
Nu Skin Enterprises, Inc. Class A	306,809	3,233,767
USANA Health Sciences, Inc. (a)	70,022	3,167,795
		18,701,993
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp. (a)	103,031	4,993,912
Mercer International, Inc.	272,322	2,325,630
Sylvamo Corp.	215,930	14,812,798
		22,132,340
PHARMACEUTICALS — 2.2%
Corcept Therapeutics, Inc. (a)	198,092	6,436,009
Harmony Biosciences Holdings, Inc. (a) (b)	111,925	3,376,777
Innoviva, Inc. (a)	169,705	2,783,162
Ligand Pharmaceuticals, Inc. (a)	104,280	8,786,633

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Organon & Co.	1,588,529	$32,882,550
Pacira BioSciences, Inc. (a) (b)	287,554	8,226,920
Phibro Animal Health Corp. Class A	125,650	2,107,151
Prestige Consumer Healthcare, Inc. (a)	160,365	11,041,130
Supernus Pharmaceuticals, Inc. (a)	203,767	5,450,767
		81,091,099
PROFESSIONAL SERVICES — 1.9%
CSG Systems International, Inc.	89,611	3,689,285
Heidrick & Struggles International, Inc.	125,107	3,950,879
Kelly Services, Inc. Class A	198,934	4,259,177
Korn Ferry	135,407	9,091,226
NV5 Global, Inc. (a) (b)	79,764	7,415,659
Robert Half, Inc.	638,496	40,850,974
		69,257,200
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	1,216,709	12,653,774
Kennedy-Wilson Holdings, Inc.	722,116	7,018,967
Marcus & Millichap, Inc. (b)	88,286	2,782,775
		22,455,516
RESIDENTIAL REITs — 0.7%
Centerspace REIT	92,140	6,231,428
Elme Communities REIT	543,555	8,658,831
NexPoint Residential Trust, Inc. REIT	141,135	5,576,244
Veris Residential, Inc. REIT	298,368	4,475,520
		24,942,023
RETAIL REITs — 2.1%
Acadia Realty Trust REIT	637,375	11,421,760
Getty Realty Corp. REIT	172,914	4,609,887
Macerich Co. REIT	1,332,675	20,576,502
Phillips Edison & Co., Inc. REIT	370,468	12,118,008
Retail Opportunity Investments Corp. REIT	787,253	9,785,555
Saul Centers, Inc. REIT	40,823	1,501,062
SITE Centers Corp. REIT	589,968	8,554,536
Urban Edge Properties REIT	300,958	5,558,694
Whitestone REIT	149,511	1,989,992
		76,115,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Alpha & Omega Semiconductor Ltd. (a) (b)	143,561	5,364,875
CEVA, Inc. (a)	83,037	1,601,784
Cohu, Inc. (a)	171,615	5,680,456
Diodes, Inc. (a)	111,065	7,988,905
Ichor Holdings Ltd. (a)	206,797	7,972,024
Kulicke & Soffa Industries, Inc. (b)	126,754	6,235,029
MaxLinear, Inc. (a)	179,526	3,615,654
Photronics, Inc. (a)	118,869	2,932,498
Security Description	Shares	Value
Semtech Corp. (a)	219,329	$6,553,551
SiTime Corp. (a) (b)	45,647	5,677,574
SMART Global Holdings, Inc. (a) (b)	190,585	4,358,679
SolarEdge Technologies, Inc. (a) (b)	215,863	5,452,699
Ultra Clean Holdings, Inc. (a)	277,408	13,592,992
		77,026,720
SOFTWARE — 1.7%
A10 Networks, Inc.	234,668	3,250,152
ACI Worldwide, Inc. (a)	240,998	9,541,111
Adeia, Inc.	402,175	4,498,327
BlackLine, Inc. (a)	104,551	5,065,496
Box, Inc. Class A (a)	347,761	9,194,801
Envestnet, Inc. (a) (b)	179,647	11,244,105
N-able, Inc. (a)	156,173	2,378,515
NCR Voyix Corp. (a) (b)	850,977	10,509,566
Sprinklr, Inc. Class A (a) (b)	740,040	7,119,185
		62,801,258
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	318,149	7,848,736
Outfront Media, Inc. REIT	523,009	7,479,028
Safehold, Inc. REIT (b)	277,986	5,362,350
Uniti Group, Inc. REIT	712,353	2,080,071
		22,770,185
SPECIALTY RETAIL — 4.1%
Academy Sports & Outdoors, Inc. (b)	455,855	24,274,279
Advance Auto Parts, Inc. (b)	368,230	23,320,006
Asbury Automotive Group, Inc. (a) (b)	63,591	14,490,481
Buckle, Inc.	69,387	2,563,156
Caleres, Inc.	204,271	6,863,506
Designer Brands, Inc. Class A (b)	272,297	1,859,789
Foot Locker, Inc.	507,801	12,654,401
Haverty Furniture Cos., Inc. (b)	82,274	2,080,709
Hibbett, Inc. (b)	73,842	6,439,761
Leslie's, Inc. (a) (b)	1,141,150	4,781,418
MarineMax, Inc. (a) (b)	125,390	4,058,874
Monro, Inc.	184,659	4,405,964
National Vision Holdings, Inc. (a)	485,274	6,352,237
ODP Corp. (a)	197,324	7,748,913
Sally Beauty Holdings, Inc. (a)	639,419	6,860,966
Shoe Carnival, Inc. (b)	110,618	4,080,698
Sonic Automotive, Inc. Class A	91,826	5,001,762
Upbound Group, Inc.	121,704	3,736,313
Victoria's Secret & Co. (a) (b)	483,591	8,545,053
		150,118,286
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Corsair Gaming, Inc. (a)	272,862	3,012,397

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Xerox Holdings Corp. (b)	705,815	$8,201,570
		11,213,967
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
G-III Apparel Group Ltd. (a)	247,241	6,692,814
Hanesbrands, Inc. (a) (b)	2,171,575	10,705,865
Movado Group, Inc.	97,615	2,426,709
VF Corp. (b)	2,041,469	27,559,831
Wolverine World Wide, Inc. (b)	493,675	6,674,486
		54,059,705
TOBACCO — 0.3%
Universal Corp.	151,825	7,316,447
Vector Group Ltd.	454,610	4,805,227
		12,121,674
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	505,389	24,021,139
DNOW, Inc. (a)	659,690	9,057,544
DXP Enterprises, Inc. (a)	80,659	3,697,409
Rush Enterprises, Inc. Class A	210,336	8,806,768
		45,582,860
WATER UTILITIES — 0.7%
American States Water Co.	108,074	7,842,930
California Water Service Group	214,081	10,380,788
Middlesex Water Co.	60,713	3,172,861
SJW Group	103,246	5,597,998
		26,994,577
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	199,749	1,921,585
Telephone & Data Systems, Inc.	304,419	6,310,606
		8,232,191
TOTAL COMMON STOCKS (Cost $3,713,012,259)		3,638,104,076
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b) (Cost $0)	17,916	118,246
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	3,286,169	$3,287,155
State Street Navigator Securities Lending Portfolio II (f) (g)	272,620,822	272,620,822
TOTAL SHORT-TERM INVESTMENTS (Cost $275,907,779)		275,907,977
TOTAL INVESTMENTS — 107.3% (Cost $3,988,920,038)		3,914,130,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(267,456,799)
NET ASSETS — 100.0%		$3,646,673,500
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,638,104,076	$—	$—	$3,638,104,076
Warrants	118,246	—	—	118,246
Short-Term Investments	275,907,977	—	—	275,907,977
TOTAL INVESTMENTS	$3,914,130,299	$—	$—	$3,914,130,299
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,477,999	$3,478,695	$248,539,035	$248,729,737	$(1,036)	$198	3,286,169	$3,287,155	$283,485
State Street Navigator Securities Lending Portfolio II	362,515,235	362,515,235	1,715,084,811	1,804,979,224	—	—	272,620,822	272,620,822	1,912,643
Total		$365,993,930	$1,963,623,846	$2,053,708,961	$(1,036)	$198		$275,907,977	$2,196,128
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	72	$5,234
AeroVironment, Inc. (a)	82	14,937
Axon Enterprise, Inc. (a)	216	63,556
Boeing Co. (a)	182	33,126
BWX Technologies, Inc.	300	28,500
Curtiss-Wright Corp.	125	33,873
General Dynamics Corp.	503	145,940
Hexcel Corp.	111	6,932
Howmet Aerospace, Inc.	1,280	99,366
Huntington Ingalls Industries, Inc.	121	29,806
L3Harris Technologies, Inc.	220	49,408
Lockheed Martin Corp.	114	53,249
Mercury Systems, Inc. (a)	56	1,512
Moog, Inc. Class A	91	15,224
Northrop Grumman Corp.	134	58,417
RTX Corp.	701	70,373
Textron, Inc.	559	47,996
TransDigm Group, Inc.	193	246,579
Triumph Group, Inc. (a)	7	108
Woodward, Inc.	197	34,353
		1,038,489
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	39	3,437
Expeditors International of Washington, Inc.	169	21,090
FedEx Corp.	510	152,918
Forward Air Corp.	38	724
GXO Logistics, Inc. (a)	62	3,131
Hub Group, Inc. Class A	108	4,649
United Parcel Service, Inc. Class B	77	10,537
		196,486
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	42	1,697
Allegiant Travel Co.	5	251
American Airlines Group, Inc. (a) (b)	898	10,174
Delta Air Lines, Inc.	1,690	80,174
JetBlue Airways Corp. (a)	106	646
SkyWest, Inc. (a)	181	14,855
Southwest Airlines Co.	315	9,012
United Airlines Holdings, Inc. (a)	381	18,539
		135,348
AUTO COMPONENTS — 0.1%
Adient PLC (a)	10	247
American Axle & Manufacturing Holdings, Inc. (a)	63	440
Aptiv PLC (a)	29	2,042
Autoliv, Inc.	209	22,361
BorgWarner, Inc.	72	2,321
Dana, Inc.	15	182
Dorman Products, Inc. (a)	3	275
Fox Factory Holding Corp. (a)	4	193
Gentex Corp.	470	15,844
Security Description	Shares	Value
Gentherm, Inc. (a)	48	$2,367
Goodyear Tire & Rubber Co. (a)	667	7,571
LCI Industries	49	5,066
Lear Corp.	54	6,167
Patrick Industries, Inc.	82	8,901
Phinia, Inc.	5	197
Standard Motor Products, Inc.	36	998
Visteon Corp. (a)	3	320
XPEL, Inc. (a)	2	71
		75,563
AUTOMOBILES — 0.8%
Ford Motor Co.	6,181	77,510
General Motors Co.	3,047	141,564
Harley-Davidson, Inc.	201	6,741
Tesla, Inc. (a)	3,218	636,778
Thor Industries, Inc.	175	16,354
Winnebago Industries, Inc.	41	2,222
		881,169
BANKS — 4.7%
Ameris Bancorp	197	9,919
Associated Banc-Corp.	299	6,324
Atlantic Union Bankshares Corp.	176	5,782
Axos Financial, Inc. (a)	78	4,458
Banc of California, Inc.	360	4,601
BancFirst Corp.	5	438
Bancorp, Inc. (a)	93	3,512
Bank of America Corp.	15,115	601,124
Bank of Hawaii Corp. (b)	96	5,492
Bank of New York Mellon Corp.	2,005	120,079
Bank OZK	233	9,553
BankUnited, Inc.	146	4,273
Banner Corp.	3	149
Berkshire Hills Bancorp, Inc.	5	114
Brookline Bancorp, Inc.	224	1,870
Cadence Bank	556	15,724
Capitol Federal Financial, Inc.	48	264
Cathay General Bancorp	55	2,075
Central Pacific Financial Corp.	97	2,056
Citigroup, Inc.	5,023	318,760
Citizens Financial Group, Inc.	837	30,157
City Holding Co.	21	2,231
Columbia Banking System, Inc.	65	1,293
Comerica, Inc.	320	16,333
Commerce Bancshares, Inc.	113	6,303
Community Financial System, Inc.	31	1,463
Cullen/Frost Bankers, Inc.	60	6,098
Customers Bancorp, Inc. (a)	107	5,134
CVB Financial Corp.	232	4,000
Dime Community Bancshares, Inc.	90	1,836
Eagle Bancorp, Inc.	51	964
East West Bancorp, Inc.	461	33,759
FB Financial Corp.	65	2,537
Fifth Third Bancorp	2,085	76,082
First BanCorp	406	7,426
First Bancorp/Southern Pines NC	4	128

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
First Commonwealth Financial Corp.	56	$773
First Financial Bancorp	94	2,089
First Financial Bankshares, Inc.	172	5,079
First Hawaiian, Inc.	127	2,636
First Horizon Corp.	177	2,791
FNB Corp.	719	9,836
Fulton Financial Corp.	433	7,352
Glacier Bancorp, Inc.	199	7,427
Goldman Sachs Group, Inc.	585	264,607
Hancock Whitney Corp.	191	9,136
Hanmi Financial Corp.	131	2,190
Heritage Financial Corp.	3	54
Hilltop Holdings, Inc.	56	1,752
Home BancShares, Inc.	288	6,900
Hope Bancorp, Inc.	12	129
Huntington Bancshares, Inc.	3,211	42,321
Independent Bank Corp.	27	1,369
Independent Bank Group, Inc.	102	4,643
International Bancshares Corp.	130	7,437
JPMorgan Chase & Co.	8,810	1,781,911
KeyCorp	3,066	43,568
Lakeland Financial Corp.	12	738
M&T Bank Corp.	263	39,808
Morgan Stanley	1,455	141,411
National Bank Holdings Corp. Class A	77	3,007
NBT Bancorp, Inc.	68	2,625
New York Community Bancorp, Inc. (b)	1,109	3,571
Northern Trust Corp.	324	27,209
Northwest Bancshares, Inc.	13	150
OFG Bancorp	57	2,135
Old National Bancorp	761	13,082
Pacific Premier Bancorp, Inc.	10	230
Park National Corp.	31	4,413
Pathward Financial, Inc.	49	2,772
Pinnacle Financial Partners, Inc.	249	19,930
PNC Financial Services Group, Inc.	798	124,073
Preferred Bank	33	2,491
Prosperity Bancshares, Inc.	108	6,603
Provident Financial Services, Inc.	7	100
Regions Financial Corp.	1,463	29,318
Renasant Corp.	6	183
S&T Bancorp, Inc.	90	3,005
Seacoast Banking Corp. of Florida	8	189
ServisFirst Bancshares, Inc.	119	7,520
Simmons First National Corp. Class A	220	3,868
Southside Bancshares, Inc.	3	83
SouthState Corp.	117	8,941
State Street Corp. (c)	351	25,974
Stellar Bancorp, Inc.	5	115
Synovus Financial Corp.	355	14,267
Texas Capital Bancshares, Inc. (a)	84	5,136
Tompkins Financial Corp.	19	929
Triumph Financial, Inc. (a)	40	3,270
Security Description	Shares	Value
Truist Financial Corp.	2,676	$103,963
TrustCo Bank Corp.	37	1,064
Trustmark Corp.	58	1,742
U.S. Bancorp	3,781	150,106
UMB Financial Corp.	116	9,677
United Bankshares, Inc.	185	6,001
United Community Banks, Inc.	12	306
Valley National Bancorp	138	963
Veritex Holdings, Inc.	101	2,130
WaFd, Inc.	49	1,400
Webster Financial Corp.	490	21,359
Wells Fargo & Co.	10,695	635,176
Westamerica BanCorp	8	388
Wintrust Financial Corp.	201	19,811
WSFS Financial Corp.	134	6,298
Zions Bancorp NA	485	21,034
		4,994,875
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	5	1,525
Brown-Forman Corp. Class B	60	2,591
Celsius Holdings, Inc. (a) (b)	609	34,768
Coca-Cola Co.	2,054	130,737
Coca-Cola Consolidated, Inc.	16	17,360
Constellation Brands, Inc. Class A	255	65,606
Keurig Dr Pepper, Inc.	330	11,022
MGP Ingredients, Inc. (b)	21	1,562
Molson Coors Beverage Co. Class B	254	12,911
Monster Beverage Corp. (a)	702	35,065
National Beverage Corp.	12	615
PepsiCo, Inc.	435	71,745
		385,507
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	3,169	543,547
Alkermes PLC (a)	188	4,531
Amgen, Inc.	960	299,952
Arcus Biosciences, Inc. (a)	5	76
Arrowhead Pharmaceuticals, Inc. (a)	11	286
Biogen, Inc. (a)	16	3,709
Catalyst Pharmaceuticals, Inc. (a)	34	527
Cytokinetics, Inc. (a)	399	21,618
Dynavax Technologies Corp. (a)	411	4,616
Exelixis, Inc. (a)	647	14,538
Gilead Sciences, Inc.	395	27,101
Halozyme Therapeutics, Inc. (a)	237	12,409
Incyte Corp. (a)	19	1,152
Ironwood Pharmaceuticals, Inc. (a)	77	502
Moderna, Inc. (a)	37	4,394
Myriad Genetics, Inc. (a)	45	1,101
Neurocrine Biosciences, Inc. (a)	241	33,178
Regeneron Pharmaceuticals, Inc. (a)	168	176,573
REGENXBIO, Inc. (a)	4	47
Roivant Sciences Ltd. (a) (b)	606	6,405
United Therapeutics Corp. (a)	24	7,645

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Vericel Corp. (a)	150	$6,882
Vertex Pharmaceuticals, Inc. (a)	463	217,017
Vir Biotechnology, Inc. (a)	9	80
Xencor, Inc. (a)	18	341
		1,388,227
BROADLINE RETAIL — 5.9%
Amazon.com, Inc. (a)	31,970	6,178,202
eBay, Inc.	712	38,249
Etsy, Inc. (a)	41	2,418
Kohl's Corp.	315	7,242
Macy's, Inc.	550	10,560
Nordstrom, Inc.	231	4,902
Ollie's Bargain Outlet Holdings, Inc. (a)	112	10,995
		6,252,568
BUILDING PRODUCTS — 1.0%
A O Smith Corp.	264	21,590
AAON, Inc.	166	14,482
Advanced Drainage Systems, Inc.	267	42,824
Allegion PLC	158	18,668
American Woodmark Corp. (a)	65	5,109
Apogee Enterprises, Inc.	76	4,775
Armstrong World Industries, Inc.	164	18,571
AZZ, Inc.	98	7,571
Builders FirstSource, Inc. (a)	492	68,098
Carlisle Cos., Inc.	179	72,533
Carrier Global Corp.	2,381	150,194
Fortune Brands Innovations, Inc.	271	17,599
Gibraltar Industries, Inc. (a)	115	7,883
Griffon Corp.	140	8,940
Hayward Holdings, Inc. (a)	116	1,427
Insteel Industries, Inc.	30	929
Johnson Controls International PLC	935	62,149
Lennox International, Inc.	126	67,407
Masco Corp.	673	44,869
Masterbrand, Inc. (a)	340	4,991
Owens Corning	291	50,553
Quanex Building Products Corp.	53	1,465
Resideo Technologies, Inc. (a)	257	5,027
Simpson Manufacturing Co., Inc.	163	27,470
Trane Technologies PLC	745	245,053
Trex Co., Inc. (a)	401	29,722
UFP Industries, Inc.	202	22,624
		1,022,523
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	46	7,187
Ameriprise Financial, Inc.	307	131,147
Artisan Partners Asset Management, Inc. Class A	161	6,644
B Riley Financial, Inc. (b)	68	1,200
BGC Group, Inc. Class A	1,430	11,869
BlackRock, Inc.	280	220,450
Blackstone, Inc.	2,355	291,549
Brightsphere Investment Group, Inc.	3	67
Security Description	Shares	Value
Carlyle Group, Inc.	708	$28,426
Cboe Global Markets, Inc.	234	39,794
Charles Schwab Corp.	4,243	312,667
CME Group, Inc.	646	127,004
Donnelley Financial Solutions, Inc. (a)	68	4,054
Evercore, Inc. Class A	128	26,679
FactSet Research Systems, Inc.	44	17,964
Federated Hermes, Inc.	38	1,249
Franklin Resources, Inc.	260	5,811
Houlihan Lokey, Inc.	148	19,959
Interactive Brokers Group, Inc. Class A	305	37,393
Intercontinental Exchange, Inc.	1,149	157,287
Invesco Ltd.	542	8,108
Janus Henderson Group PLC	316	10,652
Jefferies Financial Group, Inc.	483	24,034
MarketAxess Holdings, Inc.	4	802
Moelis & Co. Class A	218	12,395
Moody's Corp.	282	118,702
Morningstar, Inc.	96	28,402
MSCI, Inc.	125	60,219
Nasdaq, Inc.	522	31,456
Piper Sandler Cos.	45	10,358
PJT Partners, Inc. Class A	52	5,611
Raymond James Financial, Inc.	536	66,255
S&P Global, Inc.	509	227,014
SEI Investments Co.	194	12,550
Stifel Financial Corp.	226	19,018
StoneX Group, Inc. (a)	27	2,033
T Rowe Price Group, Inc.	307	35,400
Virtus Investment Partners, Inc.	4	903
WisdomTree, Inc. (b)	43	426
		2,122,738
CHEMICALS — 1.1%
AdvanSix, Inc.	28	642
Air Products & Chemicals, Inc.	24	6,193
Albemarle Corp.	12	1,146
Arcadium Lithium PLC (a)	48	161
Ashland, Inc.	28	2,646
Avient Corp.	109	4,758
Axalta Coating Systems Ltd. (a)	260	8,884
Balchem Corp.	56	8,621
Cabot Corp.	123	11,303
Celanese Corp.	327	44,109
CF Industries Holdings, Inc.	303	22,458
Chemours Co.	46	1,038
Corteva, Inc.	222	11,975
Dow, Inc.	964	51,140
DuPont de Nemours, Inc.	572	46,040
Eastman Chemical Co.	211	20,672
Ecolab, Inc.	670	159,460
FMC Corp.	13	748
Hawkins, Inc.	78	7,098
HB Fuller Co.	64	4,926
Ingevity Corp. (a)	11	481

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Innospec, Inc.	36	$4,449
International Flavors & Fragrances, Inc.	80	7,617
Koppers Holdings, Inc.	107	3,958
Linde PLC	973	426,962
LyondellBasell Industries NV Class A	351	33,577
Mativ Holdings, Inc.	28	475
Minerals Technologies, Inc.	64	5,322
Mosaic Co.	38	1,098
NewMarket Corp.	28	14,436
Olin Corp.	139	6,554
PPG Industries, Inc.	224	28,199
Quaker Chemical Corp.	16	2,715
RPM International, Inc.	395	42,534
Scotts Miracle-Gro Co. (b)	29	1,887
Sensient Technologies Corp.	42	3,116
Sherwin-Williams Co.	721	215,168
Stepan Co.	7	588
Westlake Corp.	70	10,137
		1,223,291
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	81	4,096
Brady Corp. Class A	81	5,348
Brink's Co.	124	12,698
Cintas Corp.	282	197,473
Clean Harbors, Inc. (a)	129	29,173
Copart, Inc. (a)	2,678	145,041
CoreCivic, Inc. (a)	420	5,452
Deluxe Corp.	13	292
Enviri Corp. (a)	28	242
GEO Group, Inc. (a)	451	6,476
Healthcare Services Group, Inc. (a)	94	995
HNI Corp.	148	6,663
Interface, Inc.	62	910
Liquidity Services, Inc. (a)	29	579
Matthews International Corp. Class A	28	701
MillerKnoll, Inc.	207	5,483
MSA Safety, Inc.	121	22,711
OPENLANE, Inc. (a)	59	979
Pitney Bowes, Inc.	17	86
Republic Services, Inc.	453	88,036
Rollins, Inc.	326	15,906
Stericycle, Inc. (a)	125	7,266
Tetra Tech, Inc.	130	26,582
UniFirst Corp.	2	343
Veralto Corp.	247	23,581
Vestis Corp.	157	1,920
Viad Corp. (a)	31	1,054
Waste Management, Inc.	813	173,445
		783,531
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	932	326,647
Calix, Inc. (a)	33	1,169
Security Description	Shares	Value
Ciena Corp. (a)	169	$8,142
Cisco Systems, Inc.	4,719	224,200
Digi International, Inc. (a)	4	92
Extreme Networks, Inc. (a)	216	2,905
F5, Inc. (a)	168	28,935
Harmonic, Inc. (a)	12	141
Juniper Networks, Inc.	578	21,074
Lumentum Holdings, Inc. (a)	8	407
Motorola Solutions, Inc.	298	115,043
NetScout Systems, Inc. (a)	82	1,500
Viasat, Inc. (a) (b)	8	102
Viavi Solutions, Inc. (a)	98	673
		731,030
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	205	18,069
Arcosa, Inc.	102	8,508
Comfort Systems USA, Inc.	138	41,969
Dycom Industries, Inc. (a)	95	16,032
EMCOR Group, Inc.	184	67,175
Fluor Corp. (a)	486	21,165
Granite Construction, Inc.	98	6,073
MasTec, Inc. (a)	56	5,991
MDU Resources Group, Inc.	408	10,241
MYR Group, Inc. (a)	47	6,378
Quanta Services, Inc.	476	120,947
Valmont Industries, Inc.	2	549
		323,097
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	127	27,617
Knife River Corp. (a)	220	15,431
Martin Marietta Materials, Inc.	215	116,487
Vulcan Materials Co.	435	108,176
		267,711
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	888	35,227
American Express Co.	1,630	377,427
Bread Financial Holdings, Inc.	127	5,659
Capital One Financial Corp.	1,245	172,370
Discover Financial Services	555	72,600
Encore Capital Group, Inc. (a)	11	459
Enova International, Inc. (a)	76	4,731
FirstCash Holdings, Inc.	53	5,559
Green Dot Corp. Class A (a)	6	57
Navient Corp.	95	1,383
PRA Group, Inc. (a)	34	668
PROG Holdings, Inc.	59	2,046
SLM Corp.	674	14,012
Synchrony Financial	1,331	62,810
		755,008
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Andersons, Inc.	67	3,323
BJ's Wholesale Club Holdings, Inc. (a)	68	5,973
Casey's General Stores, Inc.	98	37,393

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Chefs' Warehouse, Inc. (a)	4	$157
Costco Wholesale Corp.	1,359	1,155,136
Dollar General Corp.	21	2,777
Dollar Tree, Inc. (a)	21	2,242
Grocery Outlet Holding Corp. (a)	48	1,062
Kroger Co.	1,048	52,327
Performance Food Group Co. (a)	271	17,916
PriceSmart, Inc.	28	2,274
SpartanNash Co.	4	75
Sprouts Farmers Market, Inc. (a)	343	28,695
Sysco Corp.	578	41,263
Target Corp.	633	93,709
U.S. Foods Holding Corp. (a)	597	31,629
United Natural Foods, Inc. (a)	109	1,428
Walgreens Boots Alliance, Inc. (b)	80	968
Walmart, Inc.	6,779	459,006
		1,937,353
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	161	1,574
AptarGroup, Inc.	117	16,475
Avery Dennison Corp.	178	38,920
Ball Corp.	632	37,933
Berry Global Group, Inc.	109	6,415
Crown Holdings, Inc.	38	2,827
Graphic Packaging Holding Co.	485	12,712
Greif, Inc. Class A	13	747
International Paper Co.	621	26,796
Myers Industries, Inc.	11	147
O-I Glass, Inc. (a)	48	534
Packaging Corp. of America	254	46,370
Sealed Air Corp.	14	487
Silgan Holdings, Inc.	64	2,709
Sonoco Products Co.	50	2,536
Westrock Co.	895	44,983
		242,165
DISTRIBUTORS — 0.0% (d)
Genuine Parts Co.	43	5,948
LKQ Corp.	60	2,495
Pool Corp.	44	13,523
		21,966
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	143	9,754
Frontdoor, Inc. (a)	225	7,603
Graham Holdings Co. Class B	10	6,996
Grand Canyon Education, Inc. (a)	57	7,975
H&R Block, Inc.	427	23,156
Perdoceo Education Corp.	91	1,949
Service Corp. International	172	12,234
Strategic Education, Inc.	29	3,209
Stride, Inc. (a)	138	9,729
		82,605
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	90	1,526
American Assets Trust, Inc. REIT	5	112
Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	57	$632
Essential Properties Realty Trust, Inc. REIT	211	5,847
Global Net Lease, Inc. REIT	126	926
		9,043
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	6,795	129,852
Cogent Communications Holdings, Inc.	24	1,354
Consolidated Communications Holdings, Inc. (a)	93	409
Frontier Communications Parent, Inc. (a)	254	6,650
Iridium Communications, Inc.	68	1,810
Lumen Technologies, Inc. (a) (b)	748	823
Shenandoah Telecommunications Co.	93	1,519
Verizon Communications, Inc.	5,770	237,955
		380,372
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	68	4,240
Alliant Energy Corp.	138	7,024
American Electric Power Co., Inc.	167	14,653
Constellation Energy Corp.	1,247	249,737
Duke Energy Corp.	710	71,163
Edison International	203	14,577
Entergy Corp.	201	21,507
Evergy, Inc.	70	3,708
Eversource Energy	36	2,042
Exelon Corp.	305	10,556
FirstEnergy Corp.	296	11,328
IDACORP, Inc.	39	3,633
NextEra Energy, Inc.	223	15,791
NRG Energy, Inc.	816	63,534
OGE Energy Corp.	153	5,462
Otter Tail Corp.	105	9,197
PG&E Corp.	675	11,785
Pinnacle West Capital Corp.	62	4,735
PNM Resources, Inc.	86	3,178
Portland General Electric Co.	76	3,286
PPL Corp.	404	11,171
Southern Co.	576	44,680
Xcel Energy, Inc.	58	3,098
		590,085
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	106	25,593
AMETEK, Inc.	512	85,356
Eaton Corp. PLC	1,476	462,800
Emerson Electric Co.	1,509	166,231
Encore Wire Corp.	55	15,941
EnerSys	56	5,797
Generac Holdings, Inc. (a)	111	14,676
nVent Electric PLC	612	46,885
Powell Industries, Inc.	49	7,027

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Regal Rexnord Corp.	175	$23,663
Rockwell Automation, Inc.	108	29,730
Sensata Technologies Holding PLC	15	561
SunPower Corp. (a) (b)	47	139
Sunrun, Inc. (a) (b)	27	320
Vicor Corp. (a)	7	232
		884,951
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	85	9,245
Amphenol Corp. Class A	3,928	264,629
Arlo Technologies, Inc. (a)	480	6,259
Arrow Electronics, Inc. (a)	73	8,815
Avnet, Inc.	181	9,320
Badger Meter, Inc.	75	13,976
Belden, Inc.	64	6,003
Benchmark Electronics, Inc.	53	2,091
CDW Corp.	438	98,042
Cognex Corp.	18	842
Coherent Corp. (a)	488	35,361
Corning, Inc.	730	28,361
Crane NXT Co. (b)	143	8,783
CTS Corp.	21	1,063
ePlus, Inc. (a)	86	6,336
Fabrinet (a)	134	32,802
Hubbell, Inc.	170	62,132
Insight Enterprises, Inc. (a)	99	19,638
IPG Photonics Corp. (a)	21	1,772
Itron, Inc. (a)	168	16,625
Jabil, Inc.	447	48,629
Keysight Technologies, Inc. (a)	203	27,760
Knowles Corp. (a)	88	1,519
Littelfuse, Inc.	28	7,157
Novanta, Inc. (a)	43	7,014
OSI Systems, Inc. (a)	59	8,114
PC Connection, Inc.	32	2,054
Plexus Corp. (a)	46	4,746
Rogers Corp. (a)	2	241
Sanmina Corp. (a)	88	5,830
ScanSource, Inc. (a)	17	753
TD SYNNEX Corp.	156	18,002
TE Connectivity Ltd.	490	73,711
Teledyne Technologies, Inc. (a)	45	17,459
Trimble, Inc. (a)	604	33,776
TTM Technologies, Inc. (a)	82	1,593
Vishay Intertechnology, Inc.	204	4,549
Vontier Corp.	521	19,902
Zebra Technologies Corp. Class A (a)	49	15,138
		930,042
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	535	10,818
Baker Hughes Co.	1,544	54,302
Bristow Group, Inc. (a)	7	235
ChampionX Corp.	424	14,081
Security Description	Shares	Value
Core Laboratories, Inc.	5	$101
Dril-Quip, Inc. (a)	4	74
Halliburton Co.	1,597	53,947
Helix Energy Solutions Group, Inc. (a)	386	4,609
Helmerich & Payne, Inc.	219	7,915
Liberty Energy, Inc.	492	10,278
Nabors Industries Ltd. (a)	3	213
NOV, Inc.	624	11,862
Oceaneering International, Inc. (a)	93	2,200
Patterson-UTI Energy, Inc.	365	3,781
ProPetro Holding Corp. (a)	10	87
RPC, Inc.	8	50
Schlumberger NV	1,960	92,473
U.S. Silica Holdings, Inc. (a)	7	108
Valaris Ltd. (a)	111	8,270
Weatherford International PLC (a)	273	33,429
		308,833
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. (a) (b)	206	4,454
Electronic Arts, Inc.	231	32,185
Live Nation Entertainment, Inc. (a)	465	43,589
Madison Square Garden Sports Corp. (a)	15	2,822
Netflix, Inc. (a)	1,599	1,079,133
Take-Two Interactive Software, Inc. (a)	251	39,028
TKO Group Holdings, Inc.	7	756
Walt Disney Co.	2,905	288,437
Warner Bros Discovery, Inc. (a)	227	1,689
		1,492,093
FINANCIAL SERVICES — 3.2%
Berkshire Hathaway, Inc. Class B (a)	3,639	1,480,345
Corpay, Inc. (a)	199	53,016
Equitable Holdings, Inc.	1,027	41,963
Essent Group Ltd.	302	16,969
Euronet Worldwide, Inc. (a)	37	3,830
EVERTEC, Inc.	87	2,893
Fidelity National Information Services, Inc.	1,236	93,145
Fiserv, Inc. (a)	1,300	193,752
Global Payments, Inc.	413	39,937
Jack Henry & Associates, Inc.	85	14,112
Jackson Financial, Inc. Class A	262	19,456
Mastercard, Inc. Class A	1,655	730,120
MGIC Investment Corp.	888	19,136
Mr Cooper Group, Inc. (a)	231	18,764
NCR Atleos Corp. (a)	75	2,027
NMI Holdings, Inc. Class A (a)	229	7,795
Payoneer Global, Inc. (a)	199	1,102
PayPal Holdings, Inc. (a)	124	7,196
Radian Group, Inc.	463	14,399
Visa, Inc. Class A	2,505	657,487
Voya Financial, Inc.	104	7,400

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Walker & Dunlop, Inc.	109	$10,704
Western Union Co.	851	10,399
WEX, Inc. (a)	95	16,828
		3,462,775
FOOD PRODUCTS — 0.1%
Archer-Daniels-Midland Co.	56	3,385
B&G Foods, Inc. (b)	162	1,309
Bunge Global SA	199	21,247
Calavo Growers, Inc.	6	136
Cal-Maine Foods, Inc.	38	2,322
Campbell Soup Co.	64	2,892
Conagra Brands, Inc.	49	1,393
Darling Ingredients, Inc. (a)	17	625
Flowers Foods, Inc.	20	444
Fresh Del Monte Produce, Inc.	34	743
General Mills, Inc.	60	3,796
Hain Celestial Group, Inc. (a)	32	221
Hershey Co.	15	2,757
Hormel Foods Corp.	95	2,897
Ingredion, Inc.	112	12,846
J & J Snack Foods Corp.	6	974
J M Smucker Co.	46	5,016
John B Sanfilippo & Son, Inc.	10	972
Kellanova	87	5,018
Kraft Heinz Co.	438	14,112
Lamb Weston Holdings, Inc.	46	3,868
Lancaster Colony Corp.	15	2,835
McCormick & Co., Inc.	27	1,915
Mondelez International, Inc. Class A	427	27,943
Pilgrim's Pride Corp. (a)	120	4,619
Post Holdings, Inc. (a)	79	8,229
Simply Good Foods Co. (a)	50	1,806
Tootsie Roll Industries, Inc.	2	61
TreeHouse Foods, Inc. (a)	29	1,063
Tyson Foods, Inc. Class A	109	6,228
WK Kellogg Co.	49	806
		142,478
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	174	20,297
Chesapeake Utilities Corp.	9	956
National Fuel Gas Co.	50	2,710
New Jersey Resources Corp.	76	3,248
Northwest Natural Holding Co.	11	397
ONE Gas, Inc.	43	2,746
Southwest Gas Holdings, Inc.	171	12,035
Spire, Inc.	30	1,822
UGI Corp.	27	618
		44,829
GROUND TRANSPORTATION — 1.2%
ArcBest Corp.	52	5,568
Avis Budget Group, Inc. (b)	2	209
CSX Corp.	3,544	118,547
Heartland Express, Inc.	30	370
JB Hunt Transport Services, Inc.	108	17,280
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	136	$6,789
Landstar System, Inc.	43	7,933
Marten Transport Ltd.	83	1,531
Norfolk Southern Corp.	453	97,255
Old Dominion Freight Line, Inc.	435	76,821
RXO, Inc. (a)	86	2,249
Ryder System, Inc.	145	17,963
Saia, Inc. (a)	95	45,057
Uber Technologies, Inc. (a)	8,179	594,450
Union Pacific Corp.	1,223	276,716
Werner Enterprises, Inc.	85	3,045
XPO, Inc. (a)	472	50,103
		1,321,886
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	1,650	171,451
Align Technology, Inc. (a)	38	9,174
Artivion, Inc. (a)	4	103
Avanos Medical, Inc. (a)	5	100
Baxter International, Inc.	158	5,285
Becton Dickinson & Co.	91	21,268
Boston Scientific Corp. (a)	3,248	250,128
CONMED Corp.	60	4,159
Cooper Cos., Inc.	189	16,500
Dentsply Sirona, Inc.	152	3,786
Dexcom, Inc. (a)	529	59,978
Edwards Lifesciences Corp. (a)	704	65,028
Embecta Corp.	18	225
Enovis Corp. (a)	15	678
Envista Holdings Corp. (a)	54	898
GE HealthCare Technologies, Inc.	583	45,427
Glaukos Corp. (a)	176	20,830
Globus Medical, Inc. Class A (a)	12	822
Haemonetics Corp. (a)	70	5,791
Hologic, Inc. (a)	75	5,569
ICU Medical, Inc. (a)	6	712
IDEXX Laboratories, Inc. (a)	96	46,771
Inari Medical, Inc. (a)	89	4,285
Insulet Corp. (a)	7	1,413
Integer Holdings Corp. (a)	117	13,547
Integra LifeSciences Holdings Corp. (a)	7	204
Intuitive Surgical, Inc. (a)	781	347,428
Lantheus Holdings, Inc. (a)	52	4,175
LeMaitre Vascular, Inc.	68	5,595
LivaNova PLC (a)	36	1,974
Masimo Corp. (a)	5	630
Medtronic PLC	702	55,254
Merit Medical Systems, Inc. (a)	69	5,931
Neogen Corp. (a)	101	1,579
Omnicell, Inc. (a)	19	514
Penumbra, Inc. (a)	5	900
QuidelOrtho Corp. (a)	5	166
ResMed, Inc.	15	2,871
Solventum Corp. (a)	17	899
STAAR Surgical Co. (a)	5	238

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
STERIS PLC	157	$34,468
Stryker Corp.	535	182,034
Tandem Diabetes Care, Inc. (a)	6	242
Teleflex, Inc.	5	1,052
UFP Technologies, Inc. (a)	31	8,180
Varex Imaging Corp. (a)	28	412
Zimmer Biomet Holdings, Inc.	67	7,272
		1,415,946
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a)	106	7,159
AdaptHealth Corp. (a)	8	80
Addus HomeCare Corp. (a)	21	2,438
Amedisys, Inc. (a)	44	4,039
AMN Healthcare Services, Inc. (a)	21	1,076
Astrana Health, Inc. (a)	4	162
Cardinal Health, Inc.	643	63,220
Cencora, Inc.	507	114,227
Centene Corp. (a)	734	48,664
Chemed Corp.	21	11,394
Cigna Group	811	268,092
CorVel Corp. (a)	25	6,357
Cross Country Healthcare, Inc. (a)	4	55
CVS Health Corp.	1,461	86,287
DaVita, Inc. (a)	176	24,388
Elevance Health, Inc.	322	174,479
Encompass Health Corp.	222	19,045
Enhabit, Inc. (a)	5	45
Ensign Group, Inc.	121	14,967
Fulgent Genetics, Inc. (a)	2	39
HCA Healthcare, Inc.	263	84,497
HealthEquity, Inc. (a)	280	24,136
Henry Schein, Inc. (a)	40	2,564
Humana, Inc.	13	4,858
Labcorp Holdings, Inc.	113	22,997
McKesson Corp.	402	234,784
Molina Healthcare, Inc. (a)	141	41,919
National HealthCare Corp.	48	5,203
NeoGenomics, Inc. (a)	352	4,882
Option Care Health, Inc. (a)	172	4,764
Owens & Minor, Inc. (a)	282	3,807
Patterson Cos., Inc.	61	1,471
Pediatrix Medical Group, Inc. (a)	30	227
Progyny, Inc. (a)	9	258
Quest Diagnostics, Inc.	37	5,065
R1 RCM, Inc. (a)	13	163
RadNet, Inc. (a)	248	14,612
Select Medical Holdings Corp.	11	386
Tenet Healthcare Corp. (a)	280	37,249
U.S. Physical Therapy, Inc.	8	739
UnitedHealth Group, Inc.	879	447,640
Universal Health Services, Inc. Class B	109	20,157
		1,808,591
HEALTH CARE REITs — 0.1%
CareTrust REIT, Inc.	286	7,179
Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	8	$187
Healthcare Realty Trust, Inc. REIT	126	2,076
Healthpeak Properties, Inc. REIT	151	2,960
LTC Properties, Inc. REIT	13	449
Medical Properties Trust, Inc. REIT	201	866
Omega Healthcare Investors, Inc. REIT	437	14,967
Sabra Health Care REIT, Inc.	533	8,208
Universal Health Realty Income Trust REIT	29	1,135
Ventas, Inc. REIT	128	6,561
Welltower, Inc. REIT	1,075	112,069
		156,657
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	87	1,205
Schrodinger, Inc. (a)	22	426
Simulations Plus, Inc.	2	97
		1,728
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	196	2,850
DiamondRock Hospitality Co. REIT	65	549
Host Hotels & Resorts, Inc. REIT	1,713	30,800
Park Hotels & Resorts, Inc. REIT	732	10,965
Pebblebrook Hotel Trust REIT	12	165
Service Properties Trust REIT	200	1,028
Summit Hotel Properties, Inc. REIT	197	1,180
Sunstone Hotel Investors, Inc. REIT	67	701
Xenia Hotels & Resorts, Inc. REIT	172	2,465
		50,703
HOTELS, RESTAURANTS & LEISURE — 1.7%
Airbnb, Inc. Class A (a)	1,058	160,425
Aramark	582	19,800
BJ's Restaurants, Inc. (a)	3	104
Bloomin' Brands, Inc.	231	4,442
Booking Holdings, Inc.	83	328,804
Boyd Gaming Corp.	64	3,526
Brinker International, Inc. (a)	35	2,534
Caesars Entertainment, Inc. (a)	109	4,332
Carnival Corp. (a)	3,813	71,379
Cheesecake Factory, Inc.	27	1,061
Chipotle Mexican Grill, Inc. (a)	3,650	228,672
Choice Hotels International, Inc.	13	1,547
Churchill Downs, Inc.	7	977
Chuy's Holdings, Inc. (a)	2	52
Cracker Barrel Old Country Store, Inc. (b)	2	84
Darden Restaurants, Inc.	165	24,968
Dave & Buster's Entertainment, Inc. (a)	119	4,737
Dine Brands Global, Inc.	12	434
Domino's Pizza, Inc.	115	59,378
Expedia Group, Inc. (a)	400	50,396
Golden Entertainment, Inc.	7	218
Hilton Grand Vacations, Inc. (a)	21	849

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	773	$168,669
Hyatt Hotels Corp. Class A	95	14,432
Jack in the Box, Inc.	6	306
Las Vegas Sands Corp.	38	1,682
Light & Wonder, Inc. (a)	314	32,932
Marriott International, Inc. Class A	787	190,273
Marriott Vacations Worldwide Corp.	4	349
McDonald's Corp.	230	58,613
MGM Resorts International (a)	263	11,688
Monarch Casino & Resort, Inc.	37	2,521
Norwegian Cruise Line Holdings Ltd. (a)	1,393	26,174
Papa John's International, Inc.	10	470
Penn Entertainment, Inc. (a)	17	329
Royal Caribbean Cruises Ltd. (a)	923	147,154
Sabre Corp. (a)	37	99
Shake Shack, Inc. Class A (a)	138	12,420
Six Flags Entertainment Corp.	112	3,712
Starbucks Corp.	120	9,342
Texas Roadhouse, Inc.	190	32,625
Travel & Leisure Co.	158	7,107
Vail Resorts, Inc.	8	1,441
Wendy's Co.	85	1,442
Wingstop, Inc.	111	46,915
Wyndham Hotels & Resorts, Inc.	112	8,288
Wynn Resorts Ltd.	29	2,595
Yum! Brands, Inc.	148	19,604
		1,769,901
HOUSEHOLD DURABLES — 0.7%
Cavco Industries, Inc. (a)	19	6,577
Century Communities, Inc.	106	8,656
DR Horton, Inc.	977	137,689
Ethan Allen Interiors, Inc.	80	2,231
Garmin Ltd.	501	81,623
Green Brick Partners, Inc. (a)	113	6,468
Helen of Troy Ltd. (a)	40	3,710
Installed Building Products, Inc.	99	20,362
KB Home	241	16,913
La-Z-Boy, Inc.	69	2,572
Leggett & Platt, Inc.	14	160
Lennar Corp. Class A	793	118,847
LGI Homes, Inc. (a)	35	3,132
M/I Homes, Inc. (a)	123	15,023
Meritage Homes Corp.	96	15,538
Mohawk Industries, Inc. (a)	95	10,791
Newell Brands, Inc.	42	269
NVR, Inc. (a)	8	60,709
PulteGroup, Inc.	816	89,842
Taylor Morrison Home Corp. (a)	363	20,125
Tempur Sealy International, Inc.	564	26,700
Toll Brothers, Inc.	415	47,800
TopBuild Corp. (a)	120	46,232
Tri Pointe Homes, Inc. (a)	239	8,903
Whirlpool Corp.	6	613
Security Description	Shares	Value
Worthington Enterprises, Inc.	124	$5,869
		757,354
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	72	2,378
Church & Dwight Co., Inc.	287	29,756
Clorox Co.	39	5,322
Colgate-Palmolive Co.	1,130	109,655
Energizer Holdings, Inc.	20	591
Kimberly-Clark Corp.	106	14,649
Procter & Gamble Co.	2,236	368,761
WD-40 Co.	29	6,370
		537,482
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	75	1,318
Ormat Technologies, Inc.	5	359
Vistra Corp.	1,384	118,996
		120,673
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	509	52,015
General Electric Co.	4,053	644,305
Honeywell International, Inc.	626	133,676
		829,996
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	75	12,758
First Industrial Realty Trust, Inc. REIT	159	7,554
Innovative Industrial Properties, Inc. REIT	101	11,031
LXP Industrial Trust REIT	150	1,368
Prologis, Inc. REIT	1,073	120,509
Rexford Industrial Realty, Inc. REIT	60	2,675
STAG Industrial, Inc. REIT	353	12,729
		168,624
INSURANCE — 2.2%
Aflac, Inc.	947	84,577
Allstate Corp.	860	137,308
American Financial Group, Inc.	90	11,072
American International Group, Inc.	2,176	161,546
AMERISAFE, Inc.	12	527
Aon PLC Class A	207	60,771
Arch Capital Group Ltd. (a)	668	67,395
Arthur J Gallagher & Co.	390	101,131
Assurant, Inc.	170	28,263
Assured Guaranty Ltd.	189	14,581
Brighthouse Financial, Inc. (a)	21	910
Brown & Brown, Inc.	574	51,321
Chubb Ltd.	898	229,062
Cincinnati Financial Corp.	249	29,407
CNO Financial Group, Inc.	210	5,821
Employers Holdings, Inc.	43	1,833
Erie Indemnity Co. Class A	92	33,341

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Everest Group Ltd.	49	$18,670
Fidelity National Financial, Inc.	846	41,809
First American Financial Corp.	157	8,470
Genworth Financial, Inc. Class A (a)	1,171	7,073
Globe Life, Inc.	65	5,348
Goosehead Insurance, Inc. Class A (a)	97	5,572
Hanover Insurance Group, Inc.	29	3,638
Hartford Financial Services Group, Inc.	914	91,894
HCI Group, Inc.	7	645
Horace Mann Educators Corp.	20	652
Kemper Corp.	134	7,950
Kinsale Capital Group, Inc.	72	27,740
Lincoln National Corp.	556	17,292
Loews Corp.	442	33,035
Marsh & McLennan Cos., Inc.	675	142,236
Mercury General Corp.	96	5,101
MetLife, Inc.	1,102	77,349
Old Republic International Corp.	563	17,397
Palomar Holdings, Inc. (a)	86	6,979
Primerica, Inc.	82	19,400
Principal Financial Group, Inc.	347	27,222
ProAssurance Corp. (a)	101	1,234
Progressive Corp.	1,916	397,972
Prudential Financial, Inc.	1,029	120,589
Reinsurance Group of America, Inc.	174	35,717
RenaissanceRe Holdings Ltd.	48	10,728
RLI Corp.	45	6,331
Safety Insurance Group, Inc.	10	750
Selective Insurance Group, Inc.	100	9,383
SiriusPoint Ltd. (a)	486	5,929
Stewart Information Services Corp.	106	6,580
Travelers Cos., Inc.	506	102,890
Trupanion, Inc. (a)	28	823
United Fire Group, Inc.	37	795
Unum Group	403	20,597
W R Berkley Corp.	663	52,099
Willis Towers Watson PLC	163	42,729
		2,399,484
INTERACTIVE MEDIA & SERVICES — 9.3%
Alphabet, Inc. Class A	16,799	3,059,938
Alphabet, Inc. Class C	13,958	2,560,176
Cargurus, Inc. (a)	243	6,367
Cars.com, Inc. (a)	95	1,871
Match Group, Inc. (a)	40	1,215
Meta Platforms, Inc. Class A	8,578	4,325,199
QuinStreet, Inc. (a)	6	100
Shutterstock, Inc. (b)	44	1,703
TripAdvisor, Inc. (a)	354	6,305
Yelp, Inc. (a)	231	8,535
Ziff Davis, Inc. (a)	38	2,092
		9,973,501
IT SERVICES — 1.1%
Accenture PLC Class A	1,126	341,640
Security Description	Shares	Value
Akamai Technologies, Inc. (a)	336	$30,267
Cognizant Technology Solutions Corp. Class A	944	64,192
DXC Technology Co. (a)	21	401
EPAM Systems, Inc. (a)	6	1,129
Gartner, Inc. (a)	255	114,510
GoDaddy, Inc. Class A (a)	460	64,266
International Business Machines Corp.	2,995	517,985
Kyndryl Holdings, Inc. (a)	777	20,443
Perficient, Inc. (a)	11	823
VeriSign, Inc. (a)	10	1,778
		1,157,434
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Brunswick Corp.	95	6,913
Hasbro, Inc.	40	2,340
Mattel, Inc. (a)	405	6,585
Polaris, Inc.	5	392
Sturm Ruger & Co., Inc.	28	1,166
Topgolf Callaway Brands Corp. (a)	46	704
Vista Outdoor, Inc. (a)	105	3,953
YETI Holdings, Inc. (a)	31	1,183
		23,236
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	341	44,204
Azenta, Inc. (a)	139	7,314
BioLife Solutions, Inc. (a)	9	193
Bio-Rad Laboratories, Inc. Class A (a)	6	1,639
Bio-Techne Corp.	19	1,361
Bruker Corp.	118	7,530
Charles River Laboratories International, Inc. (a)	146	30,161
Danaher Corp.	1,042	260,344
Fortrea Holdings, Inc. (a)	127	2,964
Illumina, Inc. (a)	17	1,774
IQVIA Holdings, Inc. (a)	443	93,668
Medpace Holdings, Inc. (a)	91	37,478
Mettler-Toledo International, Inc. (a)	2	2,795
Repligen Corp. (a)	82	10,337
Revvity, Inc.	13	1,363
Sotera Health Co. (a)	71	843
Thermo Fisher Scientific, Inc.	367	202,951
Waters Corp. (a)	81	23,500
West Pharmaceutical Services, Inc.	86	28,327
		758,746
MACHINERY — 2.1%
3D Systems Corp. (a)	13	40
AGCO Corp.	32	3,132
Alamo Group, Inc.	32	5,536
Albany International Corp. Class A	10	844
Astec Industries, Inc.	7	208
Barnes Group, Inc.	50	2,070
Caterpillar, Inc.	1,707	568,602

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Chart Industries, Inc. (a)	76	$10,970
Crane Co.	185	26,821
Cummins, Inc.	273	75,602
Deere & Co.	303	113,210
Donaldson Co., Inc.	174	12,451
Dover Corp.	251	45,293
Enerpac Tool Group Corp.	81	3,093
Enpro, Inc.	76	11,063
Esab Corp.	191	18,036
ESCO Technologies, Inc.	55	5,777
Federal Signal Corp.	194	16,232
Flowserve Corp.	326	15,681
Fortive Corp.	851	63,059
Franklin Electric Co., Inc.	53	5,105
Graco, Inc.	267	21,168
Greenbrier Cos., Inc.	80	3,964
Hillenbrand, Inc.	68	2,721
IDEX Corp.	120	24,144
Illinois Tool Works, Inc.	373	88,386
Ingersoll Rand, Inc.	1,410	128,084
ITT, Inc.	269	34,749
John Bean Technologies Corp.	10	950
Kennametal, Inc.	61	1,436
Lincoln Electric Holdings, Inc.	187	35,276
Lindsay Corp.	1	123
Middleby Corp. (a)	74	9,073
Mueller Industries, Inc.	333	18,961
Nordson Corp.	108	25,049
Oshkosh Corp.	228	24,670
Otis Worldwide Corp.	628	60,451
PACCAR, Inc.	1,933	198,983
Parker-Hannifin Corp.	475	240,260
Pentair PLC	507	38,872
Proto Labs, Inc. (a)	28	865
RBC Bearings, Inc. (a)	57	15,377
Snap-on, Inc.	73	19,081
SPX Technologies, Inc. (a)	168	23,879
Standex International Corp.	32	5,157
Stanley Black & Decker, Inc.	285	22,769
Tennant Co.	48	4,725
Terex Corp.	203	11,133
Timken Co.	60	4,808
Titan International, Inc. (a)	16	119
Toro Co.	35	3,273
Trinity Industries, Inc.	81	2,424
Wabash National Corp.	47	1,026
Watts Water Technologies, Inc. Class A	64	11,736
Westinghouse Air Brake Technologies Corp.	548	86,611
Xylem, Inc.	433	58,728
		2,231,856
MARINE — 0.0% (d)
Kirby Corp. (a)	107	12,811
Security Description	Shares	Value
Matson, Inc.	104	$13,621
		26,432
MEDIA — 0.2%
AMC Networks, Inc. Class A (a)	3	29
Cable One, Inc.	1	354
Charter Communications, Inc. Class A (a)	10	2,990
Comcast Corp. Class A	3,766	147,477
Fox Corp. Class A	76	2,612
Fox Corp. Class B	40	1,281
Interpublic Group of Cos., Inc.	236	6,865
John Wiley & Sons, Inc. Class A	67	2,727
New York Times Co. Class A	190	9,730
News Corp. Class A	1,163	32,064
News Corp. Class B	333	9,454
Nexstar Media Group, Inc.	30	4,980
Omnicom Group, Inc.	223	20,003
Paramount Global Class B	195	2,026
Scholastic Corp.	12	426
TechTarget, Inc. (a)	61	1,901
TEGNA, Inc.	75	1,045
		245,964
METALS & MINING — 0.5%
Alcoa Corp.	17	676
Alpha Metallurgical Resources, Inc.	47	13,185
Arch Resources, Inc.	52	7,916
ATI, Inc. (a)	340	18,853
Carpenter Technology Corp.	121	13,259
Century Aluminum Co. (a)	200	3,350
Cleveland-Cliffs, Inc. (a)	1,526	23,485
Commercial Metals Co.	233	12,813
Compass Minerals International, Inc.	32	331
Freeport-McMoRan, Inc.	2,574	125,096
Kaiser Aluminum Corp.	11	967
Materion Corp.	57	6,163
Metallus, Inc. (a)	111	2,250
MP Materials Corp. (a)	9	115
Newmont Corp.	118	4,941
Nucor Corp.	597	94,374
Olympic Steel, Inc.	33	1,479
Reliance, Inc.	135	38,556
Royal Gold, Inc.	47	5,882
Steel Dynamics, Inc.	434	56,203
SunCoke Energy, Inc.	31	304
U.S. Steel Corp.	844	31,903
Warrior Met Coal, Inc.	222	13,935
Worthington Steel, Inc.	124	4,137
		480,173
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Annaly Capital Management, Inc. REIT	687	13,094
Apollo Commercial Real Estate Finance, Inc. REIT	222	2,173

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Arbor Realty Trust, Inc. REIT (b)	329	$4,721
ARMOUR Residential REIT, Inc.	14	271
Blackstone Mortgage Trust, Inc. Class A REIT	176	3,066
Ellington Financial, Inc. REIT (b)	81	979
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	137	4,055
New York Mortgage Trust, Inc. REIT	77	450
PennyMac Mortgage Investment Trust REIT	126	1,733
Ready Capital Corp. REIT (b)	49	401
Redwood Trust, Inc. REIT	163	1,058
Two Harbors Investment Corp. REIT	48	634
Starwood Property Trust, Inc. REIT (b)	534	10,114
		42,749
MULTI-UTILITIES — 0.1%
Ameren Corp.	81	5,760
Avista Corp.	92	3,184
Black Hills Corp.	49	2,664
CenterPoint Energy, Inc.	200	6,196
CMS Energy Corp.	159	9,465
Consolidated Edison, Inc.	109	9,747
Dominion Energy, Inc.	265	12,985
DTE Energy Co.	196	21,758
NiSource, Inc.	319	9,190
Northwestern Energy Group, Inc.	46	2,304
Public Service Enterprise Group, Inc.	561	41,346
Sempra	200	15,212
Unitil Corp.	15	777
WEC Energy Group, Inc.	34	2,668
		143,256
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	183	21,406
Boston Properties, Inc. REIT	320	19,699
Brandywine Realty Trust REIT	220	986
COPT Defense Properties REIT	61	1,527
Cousins Properties, Inc. REIT	85	1,968
Douglas Emmett, Inc. REIT (b)	16	213
Easterly Government Properties, Inc. REIT	9	111
Highwoods Properties, Inc. REIT	185	4,860
Hudson Pacific Properties, Inc. REIT	114	548
JBG SMITH Properties REIT	39	594
Kilroy Realty Corp. REIT	236	7,356
SL Green Realty Corp. REIT	266	15,066
Vornado Realty Trust REIT	590	15,511
		89,845
OIL, GAS & CONSUMABLE FUELS — 2.3%
Antero Midstream Corp.	732	10,790
Antero Resources Corp. (a)	508	16,576
Security Description	Shares	Value
APA Corp.	52	$1,531
California Resources Corp.	152	8,089
Chesapeake Energy Corp.	129	10,603
Chevron Corp.	539	84,310
Chord Energy Corp.	137	22,972
Civitas Resources, Inc.	172	11,868
CNX Resources Corp. (a)	494	12,004
ConocoPhillips	2,364	270,394
CONSOL Energy, Inc. (a)	88	8,979
Coterra Energy, Inc.	1,000	26,670
Devon Energy Corp.	339	16,069
Diamondback Energy, Inc.	548	109,704
Dorian LPG Ltd.	137	5,749
DT Midstream, Inc.	215	15,272
EOG Resources, Inc.	677	85,214
EQT Corp.	478	17,676
Equitrans Midstream Corp.	1,784	23,156
Exxon Mobil Corp.	3,327	383,004
Green Plains, Inc. (a)	89	1,412
Hess Corp.	262	38,650
HF Sinclair Corp.	445	23,736
Kinder Morgan, Inc.	2,654	52,735
Magnolia Oil & Gas Corp. Class A	333	8,438
Marathon Oil Corp.	927	26,577
Marathon Petroleum Corp.	1,230	213,380
Matador Resources Co.	269	16,032
Murphy Oil Corp.	291	12,001
Northern Oil & Gas, Inc.	178	6,616
Occidental Petroleum Corp.	764	48,155
ONEOK, Inc.	1,169	95,332
Ovintiv, Inc.	774	36,277
Par Pacific Holdings, Inc. (a)	153	3,863
PBF Energy, Inc. Class A	379	17,442
Permian Resources Corp.	1,889	30,507
Phillips 66	1,498	211,473
Range Resources Corp.	518	17,369
REX American Resources Corp. (a)	48	2,188
SM Energy Co.	428	18,502
Southwestern Energy Co. (a)	3,372	22,694
Talos Energy, Inc. (a)	10	122
Targa Resources Corp.	730	94,009
Valero Energy Corp.	1,072	168,047
Vital Energy, Inc. (a)	2	90
Williams Cos., Inc.	2,954	125,545
World Kinect Corp.	6	155
		2,431,977
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	498	28,456
Coty, Inc. Class A (a)	199	1,994
Edgewell Personal Care Co.	16	643
elf Beauty, Inc. (a)	229	48,255
Estee Lauder Cos., Inc. Class A	27	2,873
Inter Parfums, Inc.	38	4,409
Kenvue, Inc.	190	3,454
Nu Skin Enterprises, Inc. Class A	102	1,075

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
USANA Health Sciences, Inc. (a)	8	$362
		91,521
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	5	242
Louisiana-Pacific Corp.	183	15,067
Mercer International, Inc.	208	1,776
Sylvamo Corp.	52	3,567
		20,652
PHARMACEUTICALS — 3.2%
Amphastar Pharmaceuticals, Inc. (a)	158	6,320
ANI Pharmaceuticals, Inc. (a)	65	4,139
Bristol-Myers Squibb Co.	208	8,638
Catalent, Inc. (a)	248	13,945
Collegium Pharmaceutical, Inc. (a)	28	902
Corcept Therapeutics, Inc. (a)	107	3,476
Eli Lilly & Co.	2,956	2,676,303
Harmony Biosciences Holdings, Inc. (a)	3	91
Innoviva, Inc. (a)	153	2,509
Jazz Pharmaceuticals PLC (a)	6	640
Johnson & Johnson	1,271	185,769
Ligand Pharmaceuticals, Inc. (a)	18	1,517
Merck & Co., Inc.	3,478	430,576
Organon & Co.	30	621
Pacira BioSciences, Inc. (a)	4	114
Perrigo Co. PLC	45	1,156
Pfizer, Inc.	621	17,376
Phibro Animal Health Corp. Class A	2	34
Prestige Consumer Healthcare, Inc. (a)	59	4,062
Supernus Pharmaceuticals, Inc. (a)	42	1,124
Viatris, Inc.	2,660	28,276
Zoetis, Inc.	145	25,137
		3,412,725
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	144	12,697
Automatic Data Processing, Inc.	564	134,621
Broadridge Financial Solutions, Inc.	325	64,025
CACI International, Inc. Class A (a)	35	15,055
Concentrix Corp.	5	316
CSG Systems International, Inc.	20	823
Dayforce, Inc. (a) (b)	147	7,291
Equifax, Inc.	248	60,130
ExlService Holdings, Inc. (a)	91	2,854
Exponent, Inc.	40	3,805
FTI Consulting, Inc. (a)	48	10,345
Genpact Ltd.	17	547
Heidrick & Struggles International, Inc.	58	1,832
Insperity, Inc.	11	1,003
Jacobs Solutions, Inc.	305	42,612
KBR, Inc.	239	15,330
Kelly Services, Inc. Class A	29	621
Korn Ferry	92	6,177
Security Description	Shares	Value
Leidos Holdings, Inc.	392	$57,185
ManpowerGroup, Inc.	49	3,420
Maximus, Inc.	47	4,028
NV5 Global, Inc. (a)	6	558
Paychex, Inc.	440	52,166
Paycom Software, Inc.	5	715
Paylocity Holding Corp. (a)	4	527
Robert Half, Inc.	131	8,381
Science Applications International Corp.	114	13,401
Verisk Analytics, Inc.	260	70,083
Verra Mobility Corp. (a)	561	15,259
		605,807
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	597	53,199
CoStar Group, Inc. (a)	710	52,640
Cushman & Wakefield PLC (a)	186	1,934
eXp World Holdings, Inc. (b)	71	801
Jones Lang LaSalle, Inc. (a)	126	25,865
Marcus & Millichap, Inc.	2	63
St. Joe Co.	84	4,595
		139,097
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	437	16,239
AvalonBay Communities, Inc. REIT	135	27,930
Camden Property Trust REIT	11	1,200
Centerspace REIT	2	135
Elme Communities REIT	163	2,597
Equity LifeStyle Properties, Inc. REIT	62	4,038
Equity Residential REIT	341	23,645
Essex Property Trust, Inc. REIT	89	24,226
Independence Realty Trust, Inc. REIT	27	506
Invitation Homes, Inc. REIT	672	24,118
Mid-America Apartment Communities, Inc. REIT	12	1,711
UDR, Inc. REIT	176	7,243
Veris Residential, Inc. REIT	49	735
		134,323
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	146	2,616
Agree Realty Corp. REIT	32	1,982
Brixmor Property Group, Inc. REIT	408	9,421
Federal Realty Investment Trust REIT	55	5,553
Getty Realty Corp. REIT	36	960
Kimco Realty Corp. REIT	612	11,910
Kite Realty Group Trust REIT	385	8,616
Macerich Co. REIT	798	12,321
NNN REIT, Inc.	140	5,964
Phillips Edison & Co., Inc. REIT	193	6,313
Realty Income Corp. REIT	88	4,648
Regency Centers Corp. REIT	202	12,564

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	41	$510
Saul Centers, Inc. REIT	1	37
Simon Property Group, Inc. REIT	998	151,496
SITE Centers Corp. REIT	317	4,597
Tanger, Inc. REIT	336	9,109
Urban Edge Properties REIT	183	3,380
		251,997
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.4%
Advanced Micro Devices, Inc. (a)	6,312	1,023,870
Allegro MicroSystems, Inc. (a)	7	198
Alpha & Omega Semiconductor Ltd. (a)	2	75
Amkor Technology, Inc.	326	13,047
Analog Devices, Inc.	681	155,445
Applied Materials, Inc.	3,075	725,669
Axcelis Technologies, Inc. (a)	12	1,706
Broadcom, Inc.	1,705	2,737,429
CEVA, Inc. (a)	7	135
Cirrus Logic, Inc. (a)	36	4,596
Cohu, Inc. (a)	34	1,125
Diodes, Inc. (a)	23	1,654
Enphase Energy, Inc. (a)	14	1,396
First Solar, Inc. (a)	34	7,666
FormFactor, Inc. (a)	317	19,188
Ichor Holdings Ltd. (a)	48	1,850
Intel Corp.	12,052	373,250
KLA Corp.	499	411,430
Kulicke & Soffa Industries, Inc.	103	5,067
Lam Research Corp.	484	515,387
Lattice Semiconductor Corp. (a)	71	4,117
MACOM Technology Solutions Holdings, Inc. (a)	149	16,609
MaxLinear, Inc. (a)	39	785
Microchip Technology, Inc.	972	88,938
Micron Technology, Inc.	4,079	536,511
MKS Instruments, Inc.	206	26,899
Monolithic Power Systems, Inc.	147	120,787
NVIDIA Corp.	101,486	12,537,580
NXP Semiconductors NV	843	226,843
ON Semiconductor Corp. (a)	406	27,831
Onto Innovation, Inc. (a)	189	41,497
PDF Solutions, Inc. (a)	28	1,019
Photronics, Inc. (a)	115	2,837
Power Integrations, Inc.	41	2,878
Qorvo, Inc. (a)	173	20,075
QUALCOMM, Inc.	3,417	680,598
Rambus, Inc. (a)	286	16,805
Semtech Corp. (a)	107	3,197
Silicon Laboratories, Inc. (a)	39	4,315
SiTime Corp. (a)	23	2,861
Skyworks Solutions, Inc.	179	19,078
SMART Global Holdings, Inc. (a)	80	1,830
SolarEdge Technologies, Inc. (a)	6	152
Synaptics, Inc. (a)	20	1,764
Security Description	Shares	Value
Teradyne, Inc.	274	$40,631
Texas Instruments, Inc.	1,056	205,424
Ultra Clean Holdings, Inc. (a)	144	7,056
Universal Display Corp.	87	18,292
Veeco Instruments, Inc. (a)	160	7,474
Wolfspeed, Inc. (a) (b)	12	273
		20,665,139
SOFTWARE — 12.0%
A10 Networks, Inc.	86	1,191
ACI Worldwide, Inc. (a)	241	9,541
Adeia, Inc.	106	1,186
Adobe, Inc. (a)	1,002	556,651
Agilysys, Inc. (a)	19	1,979
Alarm.com Holdings, Inc. (a)	162	10,293
ANSYS, Inc. (a)	101	32,471
Appfolio, Inc. Class A (a)	76	18,587
Aspen Technology, Inc. (a)	43	8,541
Autodesk, Inc. (a)	475	117,539
Blackbaud, Inc. (a)	42	3,199
BlackLine, Inc. (a)	68	3,295
Box, Inc. Class A (a)	163	4,310
Cadence Design Systems, Inc. (a)	833	256,356
CommVault Systems, Inc. (a)	162	19,694
Dolby Laboratories, Inc. Class A	33	2,615
DoubleVerify Holdings, Inc. (a)	225	4,381
Dropbox, Inc. Class A (a)	410	9,213
Dynatrace, Inc. (a)	278	12,438
Envestnet, Inc. (a)	5	313
Fair Isaac Corp. (a)	94	139,934
Fortinet, Inc. (a)	740	44,600
Gen Digital, Inc.	1,242	31,025
InterDigital, Inc. (b)	107	12,472
Intuit, Inc.	858	563,886
LiveRamp Holdings, Inc. (a)	194	6,002
Manhattan Associates, Inc. (a)	202	49,829
Microsoft Corp.	18,084	8,082,644
N-able, Inc. (a)	271	4,127
NCR Voyix Corp. (a)	123	1,519
Oracle Corp.	3,535	499,142
Palo Alto Networks, Inc. (a)	1,060	359,351
Progress Software Corp.	61	3,310
PTC, Inc. (a)	366	66,491
Qualys, Inc. (a)	113	16,114
Roper Technologies, Inc.	191	107,659
Salesforce, Inc.	3,168	814,493
ServiceNow, Inc. (a)	714	561,682
SPS Commerce, Inc. (a)	66	12,418
Synopsys, Inc. (a)	499	296,935
Teradata Corp. (a)	51	1,763
Tyler Technologies, Inc. (a)	58	29,161
		12,778,350
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	246	47,817
Crown Castle, Inc. REIT	137	13,385
CubeSmart REIT	174	7,860

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	1,056	$160,565
EPR Properties REIT	190	7,976
Equinix, Inc. REIT	129	97,601
Extra Space Storage, Inc. REIT	112	17,406
Four Corners Property Trust, Inc. REIT	65	1,604
Gaming & Leisure Properties, Inc. REIT	87	3,933
Iron Mountain, Inc. REIT	956	85,677
Lamar Advertising Co. Class A REIT	139	16,615
National Storage Affiliates Trust REIT	8	330
PotlatchDeltic Corp. REIT	89	3,506
Public Storage REIT	150	43,147
Rayonier, Inc. REIT	48	1,396
Safehold, Inc. REIT	86	1,659
SBA Communications Corp. REIT	33	6,478
Uniti Group, Inc. REIT	864	2,523
VICI Properties, Inc. REIT	327	9,365
Weyerhaeuser Co. REIT	1,310	37,191
		566,034
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	213	37,880
Academy Sports & Outdoors, Inc.	127	6,763
Advance Auto Parts, Inc.	33	2,090
American Eagle Outfitters, Inc.	682	13,613
Asbury Automotive Group, Inc. (a)	31	7,064
AutoNation, Inc. (a)	58	9,244
AutoZone, Inc. (a)	28	82,995
Bath & Body Works, Inc.	644	25,148
Best Buy Co., Inc.	263	22,168
Boot Barn Holdings, Inc. (a)	68	8,767
Buckle, Inc.	49	1,810
Burlington Stores, Inc. (a)	101	24,240
Caleres, Inc.	44	1,478
CarMax, Inc. (a)	272	19,948
Designer Brands, Inc. Class A (b)	5	34
Dick's Sporting Goods, Inc.	190	40,822
Five Below, Inc. (a)	17	1,852
Floor & Decor Holdings, Inc. Class A (a) (b)	229	22,765
Foot Locker, Inc.	8	199
GameStop Corp. Class A (a)	86	2,123
Gap, Inc.	812	19,399
Group 1 Automotive, Inc.	30	8,918
Guess?, Inc.	28	571
Haverty Furniture Cos., Inc.	51	1,290
Hibbett, Inc.	20	1,744
Home Depot, Inc.	2,206	759,393
Leslie's, Inc. (a) (b)	268	1,123
Lithia Motors, Inc.	65	16,409
Lowe's Cos., Inc.	1,033	227,735
MarineMax, Inc. (a)	2	65
Monro, Inc.	10	239
Murphy USA, Inc.	62	29,107
National Vision Holdings, Inc. (a)	8	105
Security Description	Shares	Value
ODP Corp. (a)	51	$2,003
O'Reilly Automotive, Inc. (a)	106	111,942
Penske Automotive Group, Inc.	54	8,047
RH (a)	37	9,044
Ross Stores, Inc.	888	129,044
Sally Beauty Holdings, Inc. (a)	163	1,749
Shoe Carnival, Inc.	77	2,841
Signet Jewelers Ltd.	85	7,614
Sonic Automotive, Inc. Class A	28	1,525
TJX Cos., Inc.	2,527	278,223
Tractor Supply Co.	148	39,960
Ulta Beauty, Inc. (a)	16	6,174
Upbound Group, Inc.	105	3,224
Urban Outfitters, Inc. (a)	133	5,460
Valvoline, Inc. (a)	258	11,146
Victoria's Secret & Co. (a)	29	512
Williams-Sonoma, Inc.	264	74,546
		2,090,155
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	10,674	2,248,158
Hewlett Packard Enterprise Co.	2,608	55,211
HP, Inc.	829	29,032
NetApp, Inc.	718	92,478
Pure Storage, Inc. Class A (a)	1,160	74,484
Seagate Technology Holdings PLC	638	65,886
Super Micro Computer, Inc. (a)	208	170,425
Western Digital Corp. (a)	1,198	90,772
Xerox Holdings Corp.	96	1,116
		2,827,562
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	132	4,367
Carter's, Inc.	31	1,921
Columbia Sportswear Co.	4	316
Crocs, Inc. (a)	83	12,113
Deckers Outdoor Corp. (a)	92	89,052
G-III Apparel Group Ltd. (a)	162	4,385
Hanesbrands, Inc. (a) (b)	222	1,095
Kontoor Brands, Inc.	138	9,129
Lululemon Athletica, Inc. (a)	109	32,558
Movado Group, Inc.	77	1,914
NIKE, Inc. Class B	129	9,723
Oxford Industries, Inc. (b)	27	2,704
PVH Corp.	167	17,680
Ralph Lauren Corp.	136	23,808
Skechers USA, Inc. Class A (a)	183	12,649
Steven Madden Ltd.	93	3,934
Tapestry, Inc.	363	15,533
Under Armour, Inc. Class A (a)	20	133
Under Armour, Inc. Class C (a)	42	274
VF Corp. (b)	36	486
Wolverine World Wide, Inc. (b)	77	1,041
		244,815

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
TOBACCO — 0.1%
Altria Group, Inc.	931	$42,407
Philip Morris International, Inc.	492	49,854
Universal Corp.	36	1,735
Vector Group Ltd.	68	719
		94,715
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	229	10,884
Applied Industrial Technologies, Inc.	118	22,892
Boise Cascade Co.	152	18,122
Core & Main, Inc. Class A (a)	632	30,930
DNOW, Inc. (a)	83	1,140
Fastenal Co.	1,752	110,096
GATX Corp.	58	7,677
GMS, Inc. (a)	112	9,028
MSC Industrial Direct Co., Inc. Class A	55	4,362
Rush Enterprises, Inc. Class A	183	7,662
United Rentals, Inc.	263	170,090
Watsco, Inc.	62	28,721
WESCO International, Inc.	63	9,987
WW Grainger, Inc.	135	121,802
		553,393
WATER UTILITIES — 0.0% (d)
American States Water Co.	19	1,379
American Water Works Co., Inc.	21	2,713
California Water Service Group	17	824
Essential Utilities, Inc.	28	1,045
Middlesex Water Co.	20	1,045
SJW Group	9	488
		7,494
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	19	183
Security Description	Shares	Value
Telephone & Data Systems, Inc.	313	$6,488
T-Mobile U.S., Inc.	716	126,145
		132,816
TOTAL COMMON STOCKS (Cost $73,529,233)		106,667,540
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	110,094	110,127
State Street Navigator Securities Lending Portfolio II (c) (g)	86,288	86,288
TOTAL SHORT-TERM INVESTMENTS (Cost $196,407)		196,415
TOTAL INVESTMENTS — 100.1% (Cost $73,725,640)		106,863,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(63,533)
NET ASSETS — 100.0%		$106,800,422
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$106,667,540	$—	$—	$106,667,540
Short-Term Investments	196,415	—	—	196,415
TOTAL INVESTMENTS	$106,863,955	$—	$—	$106,863,955
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	1,116	$81,669	$22,165	$74,024	$(9,126)	$5,290	351	$25,974	$649
State Street Institutional Liquid Reserves Fund, Premier Class	79,645	79,661	10,047,442	10,016,955	(27)	6	110,094	110,127	5,371
State Street Navigator Securities Lending Portfolio II	149,489	149,489	1,995,084	2,058,285	—	—	86,288	86,288	847
Total		$310,819	$12,064,691	$12,149,264	$(9,153)	$5,296		$222,389	$6,867
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	240	$17,448
AeroVironment, Inc. (a)	153	27,871
Axon Enterprise, Inc. (a)	114	33,543
Boeing Co. (a)	3,355	610,644
BWX Technologies, Inc.	308	29,260
Curtiss-Wright Corp.	225	60,971
General Dynamics Corp.	2,465	715,195
Hexcel Corp.	413	25,792
Howmet Aerospace, Inc.	1,370	106,353
Huntington Ingalls Industries, Inc.	429	105,676
L3Harris Technologies, Inc.	1,542	346,302
Lockheed Martin Corp.	2,334	1,090,211
Mercury Systems, Inc. (a)	255	6,882
Moog, Inc. Class A	300	50,190
National Presto Industries, Inc.	8	601
Northrop Grumman Corp.	1,148	500,471
RTX Corp.	14,534	1,459,068
Textron, Inc.	1,654	142,012
TransDigm Group, Inc.	63	80,489
Triumph Group, Inc. (a)	383	5,902
Woodward, Inc.	389	67,834
		5,482,715
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	2,233	196,772
Expeditors International of Washington, Inc.	1,182	147,502
FedEx Corp.	3,326	997,268
Forward Air Corp.	1,020	19,421
GXO Logistics, Inc. (a)	1,293	65,296
Hub Group, Inc. Class A	1,200	51,660
United Parcel Service, Inc. Class B	10,603	1,451,020
		2,928,939
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	4,178	168,791
Allegiant Travel Co.	378	18,987
American Airlines Group, Inc. (a) (b)	21,667	245,487
Delta Air Lines, Inc.	21,458	1,017,968
JetBlue Airways Corp. (a)	11,627	70,808
SkyWest, Inc. (a)	785	64,425
Southwest Airlines Co.	19,755	565,191
Sun Country Airlines Holdings, Inc. (a)	413	5,187
United Airlines Holdings, Inc. (a)	10,859	528,399
		2,685,243
AUTO COMPONENTS — 0.4%
Adient PLC (a)	3,022	74,674
American Axle & Manufacturing Holdings, Inc. (a)	4,802	33,566
Aptiv PLC (a)	3,372	237,456
Autoliv, Inc.	910	97,361
BorgWarner, Inc.	7,606	245,217
Dana, Inc.	4,282	51,898
Security Description	Shares	Value
Dorman Products, Inc. (a)	256	$23,419
Fox Factory Holding Corp. (a)	454	21,878
Gentex Corp.	1,654	55,756
Gentherm, Inc. (a)	233	11,492
Goodyear Tire & Rubber Co. (a)	10,204	115,815
LCI Industries	368	38,044
Lear Corp.	1,887	215,514
Patrick Industries, Inc.	299	32,457
Phinia, Inc.	708	27,867
Standard Motor Products, Inc.	423	11,730
Visteon Corp. (a)	302	32,223
XPEL, Inc. (a)	43	1,529
		1,327,896
AUTOMOBILES — 1.5%
Ford Motor Co.	130,401	1,635,229
General Motors Co.	38,226	1,775,980
Harley-Davidson, Inc.	2,692	90,290
Tesla, Inc. (a)	7,548	1,493,598
Thor Industries, Inc.	1,021	95,412
Winnebago Industries, Inc.	567	30,731
		5,121,240
BANKS — 9.9%
Ameris Bancorp	939	47,279
Associated Banc-Corp.	4,940	104,481
Atlantic Union Bankshares Corp.	1,730	56,830
Axos Financial, Inc. (a)	759	43,377
Banc of California, Inc.	4,592	58,686
BancFirst Corp.	478	41,921
Bancorp, Inc. (a)	530	20,013
Bank of America Corp.	131,098	5,213,767
Bank of Hawaii Corp. (b)	576	32,953
Bank of New York Mellon Corp.	14,536	870,561
Bank OZK	3,483	142,803
BankUnited, Inc.	2,725	79,761
Banner Corp.	1,139	56,540
Berkshire Hills Bancorp, Inc.	995	22,686
Brookline Bancorp, Inc.	1,969	16,441
Cadence Bank	2,655	75,083
Capitol Federal Financial, Inc.	4,105	22,536
Cathay General Bancorp	2,406	90,754
Central Pacific Financial Corp.	965	20,458
Citigroup, Inc.	63,428	4,025,141
Citizens Financial Group, Inc.	15,438	556,231
City Holding Co.	174	18,488
Columbia Banking System, Inc.	6,907	137,380
Comerica, Inc.	4,366	222,841
Commerce Bancshares, Inc.	1,185	66,099
Community Financial System, Inc.	769	36,304
Cullen/Frost Bankers, Inc.	701	71,243
Customers Bancorp, Inc. (a)	415	19,912
CVB Financial Corp.	2,889	49,806
Dime Community Bancshares, Inc.	1,174	23,950
Eagle Bancorp, Inc.	1,132	21,395
East West Bancorp, Inc.	2,045	149,755
FB Financial Corp.	671	26,189

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Fifth Third Bancorp	9,859	$359,755
First BanCorp	2,438	44,591
First Bancorp/Southern Pines NC	441	14,077
First Commonwealth Financial Corp.	1,965	27,137
First Financial Bancorp	3,150	69,993
First Financial Bankshares, Inc.	1,085	32,040
First Hawaiian, Inc.	2,970	61,657
First Horizon Corp.	10,700	168,739
FNB Corp.	6,870	93,982
Fulton Financial Corp.	3,149	53,470
Glacier Bancorp, Inc.	1,141	42,582
Goldman Sachs Group, Inc.	3,935	1,779,879
Hancock Whitney Corp.	1,860	88,964
Hanmi Financial Corp.	909	15,198
Heritage Financial Corp.	758	13,667
Hilltop Holdings, Inc.	1,674	52,363
Home BancShares, Inc.	2,714	65,027
Hope Bancorp, Inc.	4,301	46,193
Huntington Bancshares, Inc.	27,725	365,415
Independent Bank Corp.	814	41,286
Independent Bank Group, Inc.	1,296	58,994
International Bancshares Corp.	1,211	69,281
JPMorgan Chase & Co.	24,408	4,936,762
KeyCorp	31,010	440,652
Lakeland Financial Corp.	235	14,457
M&T Bank Corp.	3,183	481,779
Morgan Stanley	18,232	1,771,968
National Bank Holdings Corp. Class A	465	18,158
NBT Bancorp, Inc.	854	32,964
New York Community Bancorp, Inc. (b)	23,912	76,997
Northern Trust Corp.	2,971	249,505
Northwest Bancshares, Inc.	4,210	48,626
OFG Bancorp	753	28,200
Old National Bancorp	6,001	103,157
Pacific Premier Bancorp, Inc.	2,064	47,410
Park National Corp.	221	31,457
Pathward Financial, Inc.	376	21,270
Pinnacle Financial Partners, Inc.	921	73,717
PNC Financial Services Group, Inc.	7,619	1,184,602
Preferred Bank	222	16,759
Prosperity Bancshares, Inc.	1,434	87,675
Provident Financial Services, Inc.	4,259	61,117
Regions Financial Corp.	17,689	354,488
Renasant Corp.	1,858	56,743
S&T Bancorp, Inc.	921	30,752
Seacoast Banking Corp. of Florida	895	21,158
ServisFirst Bancshares, Inc.	404	25,529
Simmons First National Corp. Class A	4,143	72,834
Southside Bancshares, Inc.	651	17,974
SouthState Corp.	920	70,306
State Street Corp. (c)	5,778	427,572
Stellar Bancorp, Inc.	402	9,230
Synovus Financial Corp.	2,801	112,572
Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	1,074	$65,664
Tompkins Financial Corp.	221	10,807
Triumph Financial, Inc. (a)	203	16,595
Truist Financial Corp.	44,509	1,729,175
TrustCo Bank Corp.	534	15,363
Trustmark Corp.	1,350	40,554
U.S. Bancorp	30,068	1,193,700
UMB Financial Corp.	632	52,721
United Bankshares, Inc.	2,212	71,757
United Community Banks, Inc.	1,658	42,213
Valley National Bancorp	15,115	105,503
Veritex Holdings, Inc.	1,972	41,589
WaFd, Inc.	2,249	64,276
Webster Financial Corp.	2,696	117,519
Wells Fargo & Co.	67,027	3,980,734
Westamerica BanCorp	251	12,181
Wintrust Financial Corp.	741	73,033
WSFS Financial Corp.	753	35,391
Zions Bancorp NA	4,905	212,730
		34,813,849
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	59	17,998
Brown-Forman Corp. Class B	1,971	85,128
Celsius Holdings, Inc. (a) (b)	166	9,477
Coca-Cola Co.	22,767	1,449,120
Coca-Cola Consolidated, Inc.	66	71,610
Constellation Brands, Inc. Class A	794	204,280
Keurig Dr Pepper, Inc.	12,573	419,938
MGP Ingredients, Inc. (b)	166	12,350
Molson Coors Beverage Co. Class B	6,130	311,588
Monster Beverage Corp. (a)	3,943	196,953
National Beverage Corp.	480	24,595
PepsiCo, Inc.	8,045	1,326,862
		4,129,899
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	8,765	1,503,373
Alkermes PLC (a)	977	23,546
Amgen, Inc.	3,159	987,030
Arcus Biosciences, Inc. (a)	853	12,991
Arrowhead Pharmaceuticals, Inc. (a)	259	6,731
Biogen, Inc. (a)	1,751	405,917
Catalyst Pharmaceuticals, Inc. (a)	450	6,970
Cytokinetics, Inc. (a)	161	8,723
Dynavax Technologies Corp. (a)	1,312	14,734
Exelixis, Inc. (a)	2,241	50,355
Gilead Sciences, Inc.	15,041	1,031,963
Halozyme Therapeutics, Inc. (a)	496	25,971
Incyte Corp. (a)	1,298	78,685
Ironwood Pharmaceuticals, Inc. (a)	2,056	13,405
Moderna, Inc. (a)	1,636	194,275
Myriad Genetics, Inc. (a)	752	18,394
Neurocrine Biosciences, Inc. (a)	279	38,410
Regeneron Pharmaceuticals, Inc. (a)	494	519,209

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
REGENXBIO, Inc. (a)	469	$5,487
Roivant Sciences Ltd. (a) (b)	11,180	118,173
United Therapeutics Corp. (a)	385	122,642
Vericel Corp. (a)	63	2,890
Vertex Pharmaceuticals, Inc. (a)	859	402,630
Vir Biotechnology, Inc. (a)	2,726	24,261
Xencor, Inc. (a)	462	8,746
		5,625,511
BROADLINE RETAIL — 2.3%
Amazon.com, Inc. (a)	38,211	7,384,276
eBay, Inc.	5,638	302,873
Etsy, Inc. (a)	629	37,098
Kohl's Corp.	3,666	84,281
Macy's, Inc.	9,078	174,298
Nordstrom, Inc.	3,559	75,522
Ollie's Bargain Outlet Holdings, Inc. (a)	440	43,195
		8,101,543
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	753	61,580
AAON, Inc.	60	5,234
Advanced Drainage Systems, Inc.	243	38,975
Allegion PLC	418	49,387
American Woodmark Corp. (a)	231	18,157
Apogee Enterprises, Inc.	284	17,845
Armstrong World Industries, Inc.	184	20,836
AZZ, Inc.	260	20,085
Builders FirstSource, Inc. (a)	1,041	144,085
Carlisle Cos., Inc.	227	91,983
Carrier Global Corp.	4,119	259,826
Fortune Brands Innovations, Inc.	1,024	66,499
Gibraltar Industries, Inc. (a)	265	18,166
Griffon Corp.	325	20,754
Insteel Industries, Inc.	277	8,576
Johnson Controls International PLC	7,400	491,878
Lennox International, Inc.	109	58,313
Masco Corp.	1,284	85,604
Masterbrand, Inc. (a)	4,594	67,440
Owens Corning	967	167,987
Quanex Building Products Corp.	367	10,148
Resideo Technologies, Inc. (a)	2,816	55,081
Simpson Manufacturing Co., Inc.	178	29,998
Trane Technologies PLC	761	250,316
Trex Co., Inc. (a)	403	29,870
UFP Industries, Inc.	670	75,040
		2,163,663
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	495	77,334
Ameriprise Financial, Inc.	845	360,976
Artisan Partners Asset Management, Inc. Class A	828	34,172
B Riley Financial, Inc. (b)	607	10,707
BGC Group, Inc. Class A	4,203	34,885
BlackRock, Inc.	818	644,028
Security Description	Shares	Value
Blackstone, Inc.	2,984	$369,419
Brightsphere Investment Group, Inc.	485	10,752
Carlyle Group, Inc.	1,828	73,394
Cboe Global Markets, Inc.	565	96,084
Charles Schwab Corp.	12,566	925,989
CME Group, Inc.	1,777	349,358
Donnelley Financial Solutions, Inc. (a)	209	12,461
Evercore, Inc. Class A	280	58,360
FactSet Research Systems, Inc.	105	42,868
Federated Hermes, Inc.	1,168	38,404
Franklin Resources, Inc.	9,939	222,137
Houlihan Lokey, Inc.	307	41,402
Interactive Brokers Group, Inc. Class A	1,290	158,154
Intercontinental Exchange, Inc.	2,689	368,097
Invesco Ltd.	14,882	222,635
Janus Henderson Group PLC	4,395	148,155
Jefferies Financial Group, Inc.	3,246	161,521
MarketAxess Holdings, Inc.	158	31,684
Moelis & Co. Class A	390	22,175
Moody's Corp.	333	140,170
Morningstar, Inc.	85	25,147
MSCI, Inc.	92	44,321
Nasdaq, Inc.	3,106	187,168
Piper Sandler Cos.	125	28,771
PJT Partners, Inc. Class A	211	22,769
Raymond James Financial, Inc.	1,532	189,370
S&P Global, Inc.	922	411,212
SEI Investments Co.	810	52,399
Stifel Financial Corp.	1,231	103,589
StoneX Group, Inc. (a)	945	71,168
T Rowe Price Group, Inc.	2,432	280,434
Virtus Investment Partners, Inc.	90	20,326
WisdomTree, Inc.	744	7,373
		6,099,368
CHEMICALS — 1.9%
AdvanSix, Inc.	485	11,116
Air Products & Chemicals, Inc.	1,807	466,296
Albemarle Corp. (b)	1,697	162,098
Arcadium Lithium PLC (a) (b)	8,376	28,143
Ashland, Inc.	657	62,080
Avient Corp.	1,522	66,435
Axalta Coating Systems Ltd. (a)	1,612	55,082
Balchem Corp.	173	26,633
Cabot Corp.	602	55,318
Celanese Corp.	1,209	163,082
CF Industries Holdings, Inc.	2,768	205,164
Chemours Co.	2,842	64,144
Corteva, Inc.	5,702	307,566
Dow, Inc.	13,444	713,204
DuPont de Nemours, Inc.	8,233	662,674
Eastman Chemical Co.	1,696	166,157
Ecolab, Inc.	695	165,410
FMC Corp.	1,806	103,935
Hawkins, Inc.	186	16,926

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HB Fuller Co.	526	$40,481
Ingevity Corp. (a)	514	22,467
Innospec, Inc.	253	31,268
International Flavors & Fragrances, Inc.	2,157	205,368
Koppers Holdings, Inc.	310	11,467
Linde PLC	1,619	710,433
LyondellBasell Industries NV Class A	8,478	811,006
Mativ Holdings, Inc.	1,810	30,698
Minerals Technologies, Inc.	449	37,339
Mosaic Co.	10,821	312,727
NewMarket Corp.	73	37,637
Olin Corp.	1,742	82,135
PPG Industries, Inc.	1,914	240,954
Quaker Chemical Corp.	153	25,964
RPM International, Inc.	635	68,377
Scotts Miracle-Gro Co. (b)	607	39,491
Sensient Technologies Corp.	438	32,495
Sherwin-Williams Co.	636	189,802
Stepan Co.	259	21,746
Westlake Corp.	1,060	153,509
		6,606,827
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	2,080	105,186
Brady Corp. Class A	516	34,066
Brink's Co.	455	46,592
Cintas Corp.	182	127,447
Clean Harbors, Inc. (a)	393	88,877
Copart, Inc. (a)	2,364	128,034
CoreCivic, Inc. (a)	4,126	53,555
Deluxe Corp.	1,574	35,352
Enviri Corp. (a)	2,195	18,943
GEO Group, Inc. (a)	4,486	64,419
Healthcare Services Group, Inc. (a)	1,912	20,229
HNI Corp.	920	41,418
Interface, Inc.	722	10,599
Liquidity Services, Inc. (a)	255	5,095
Matthews International Corp. Class A	526	13,176
MillerKnoll, Inc.	2,409	63,814
MSA Safety, Inc.	108	20,271
OPENLANE, Inc. (a)	3,579	59,376
Pitney Bowes, Inc.	6,111	31,044
Republic Services, Inc.	1,661	322,799
Rollins, Inc.	773	37,715
Stericycle, Inc. (a)	782	45,458
Tetra Tech, Inc.	261	53,369
UniFirst Corp.	176	30,189
Veralto Corp.	593	56,614
Vestis Corp.	4,350	53,200
Viad Corp. (a)	255	8,670
Waste Management, Inc.	1,720	366,945
		1,942,452
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	723	$253,397
Calix, Inc. (a)	406	14,385
Ciena Corp. (a)	1,162	55,985
Cisco Systems, Inc.	34,308	1,629,973
Digi International, Inc. (a)	265	6,076
Extreme Networks, Inc. (a)	745	10,020
F5, Inc. (a)	381	65,620
Harmonic, Inc. (a)	1,177	13,853
Juniper Networks, Inc.	2,762	100,703
Lumentum Holdings, Inc. (a)	768	39,107
Motorola Solutions, Inc.	351	135,504
NetScout Systems, Inc. (a)	750	13,717
Viasat, Inc. (a) (b)	2,488	31,598
Viavi Solutions, Inc. (a)	1,436	9,865
		2,379,803
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	1,113	98,100
Arcosa, Inc.	516	43,040
Comfort Systems USA, Inc.	133	40,448
Dycom Industries, Inc. (a)	296	49,953
EMCOR Group, Inc.	231	84,333
Fluor Corp. (a)	2,056	89,539
Granite Construction, Inc.	475	29,436
MasTec, Inc. (a)	884	94,579
MDU Resources Group, Inc.	3,898	97,840
MYR Group, Inc. (a)	192	26,056
Quanta Services, Inc.	483	122,725
Valmont Industries, Inc.	177	48,578
		824,627
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	92	20,006
Knife River Corp. (a)	264	18,517
Martin Marietta Materials, Inc.	206	111,611
Vulcan Materials Co.	443	110,165
		260,299
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	8,988	356,554
American Express Co.	4,829	1,118,155
Bread Financial Holdings, Inc.	1,645	73,301
Capital One Financial Corp.	12,706	1,759,146
Discover Financial Services	3,621	473,663
Encore Capital Group, Inc. (a)	910	37,974
Enova International, Inc. (a)	1,129	70,280
EZCORP, Inc. Class A (a)	1,760	18,427
FirstCash Holdings, Inc.	315	33,037
Green Dot Corp. Class A (a)	1,748	16,519
Navient Corp.	3,191	46,461
PRA Group, Inc. (a)	754	14,824
PROG Holdings, Inc.	1,806	62,632
SLM Corp.	2,659	55,281
Synchrony Financial	13,470	635,649
World Acceptance Corp. (a)	191	23,604
		4,795,507

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Andersons, Inc.	1,171	$58,082
BJ's Wholesale Club Holdings, Inc. (a)	1,433	125,875
Casey's General Stores, Inc.	316	120,573
Chefs' Warehouse, Inc. (a)	517	20,220
Costco Wholesale Corp.	1,220	1,036,988
Dollar General Corp.	2,385	315,368
Dollar Tree, Inc. (a)	2,217	236,709
Grocery Outlet Holding Corp. (a)	1,135	25,106
Kroger Co.	22,259	1,111,392
Performance Food Group Co. (a)	5,150	340,466
PriceSmart, Inc.	504	40,925
SpartanNash Co.	1,427	26,770
Sprouts Farmers Market, Inc. (a)	856	71,613
Sysco Corp.	6,013	429,268
Target Corp.	5,621	832,133
U.S. Foods Holding Corp. (a)	4,329	229,350
United Natural Foods, Inc. (a)	2,108	27,615
Walgreens Boots Alliance, Inc. (b)	23,703	286,688
Walmart, Inc.	82,310	5,573,210
		10,908,351
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	20,923	204,627
AptarGroup, Inc.	327	46,045
Avery Dennison Corp.	397	86,804
Ball Corp.	2,559	153,591
Berry Global Group, Inc.	2,219	130,588
Crown Holdings, Inc.	1,444	107,419
Graphic Packaging Holding Co.	3,694	96,820
Greif, Inc. Class A	952	54,712
International Paper Co.	11,455	494,283
Myers Industries, Inc.	516	6,904
O-I Glass, Inc. (a)	5,122	57,008
Packaging Corp. of America	753	137,468
Sealed Air Corp.	1,547	53,820
Silgan Holdings, Inc.	1,551	65,654
Sonoco Products Co.	1,874	95,049
Westrock Co.	8,509	427,662
		2,218,454
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,520	210,247
LKQ Corp.	3,231	134,377
Pool Corp.	109	33,499
		378,123
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	657	44,814
Frontdoor, Inc. (a)	621	20,984
Graham Holdings Co. Class B	121	84,646
Grand Canyon Education, Inc. (a)	262	36,656
H&R Block, Inc.	1,604	86,985
Mister Car Wash, Inc. (a) (b)	1,796	12,788
Perdoceo Education Corp.	1,432	30,673
Service Corp. International	1,109	78,883
Security Description	Shares	Value
Strategic Education, Inc.	251	$27,776
Stride, Inc. (a)	473	33,346
		457,551
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	983	16,672
American Assets Trust, Inc. REIT	768	17,188
Armada Hoffler Properties, Inc. REIT	755	8,373
Essential Properties Realty Trust, Inc. REIT	1,487	41,205
Global Net Lease, Inc. REIT	7,071	51,972
WP Carey, Inc. REIT	3,168	174,398
		309,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	238,961	4,566,545
Cogent Communications Holdings, Inc.	608	34,316
Consolidated Communications Holdings, Inc. (a)	3,408	14,995
Frontier Communications Parent, Inc. (a)	4,236	110,898
Iridium Communications, Inc.	406	10,808
Lumen Technologies, Inc. (a) (b)	35,723	39,295
Shenandoah Telecommunications Co.	607	9,912
Verizon Communications, Inc.	140,282	5,785,230
		10,571,999
ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	1,098	68,460
Alliant Energy Corp.	2,671	135,954
American Electric Power Co., Inc.	6,367	558,641
Constellation Energy Corp.	671	134,381
Duke Energy Corp.	11,161	1,118,667
Edison International	4,648	333,773
Entergy Corp.	4,049	433,243
Evergy, Inc.	4,400	233,068
Eversource Energy	5,057	286,782
Exelon Corp.	19,059	659,632
FirstEnergy Corp.	6,158	235,667
IDACORP, Inc.	615	57,287
MGE Energy, Inc.	292	21,818
NextEra Energy, Inc.	17,458	1,236,201
NRG Energy, Inc.	2,452	190,913
OGE Energy Corp.	2,736	97,675
Otter Tail Corp.	443	38,802
PG&E Corp.	23,173	404,601
Pinnacle West Capital Corp.	2,172	165,897
PNM Resources, Inc.	1,643	60,725
Portland General Electric Co.	1,369	59,196
PPL Corp.	10,669	294,998
Southern Co.	13,168	1,021,442
Xcel Energy, Inc.	7,986	426,532
		8,274,355

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	179	$43,218
AMETEK, Inc.	737	122,865
Eaton Corp. PLC	1,335	418,589
Emerson Electric Co.	4,828	531,853
Encore Wire Corp.	202	58,546
EnerSys	518	53,623
Generac Holdings, Inc. (a)	469	62,011
nVent Electric PLC	909	69,639
Powell Industries, Inc.	161	23,087
Regal Rexnord Corp.	388	52,465
Rockwell Automation, Inc.	540	148,651
Sensata Technologies Holding PLC	1,827	68,312
SunPower Corp. (a) (b)	972	2,877
Sunrun, Inc. (a) (b)	3,229	38,296
Vicor Corp. (a)	6	199
		1,694,231
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	184	20,012
Amphenol Corp. Class A	3,427	230,877
Arrow Electronics, Inc. (a)	1,783	215,315
Avnet, Inc.	2,998	154,367
Badger Meter, Inc.	29	5,404
Belden, Inc.	252	23,638
Benchmark Electronics, Inc.	1,436	56,665
CDW Corp.	629	140,795
Cognex Corp.	632	29,552
Coherent Corp. (a)	1,072	77,677
Corning, Inc.	8,383	325,680
Crane NXT Co. (b)	261	16,031
CTS Corp.	169	8,557
ePlus, Inc. (a)	302	22,251
Fabrinet (a)	180	44,062
Hubbell, Inc.	249	91,005
Insight Enterprises, Inc. (a)	401	79,542
IPG Photonics Corp. (a)	418	35,275
Itron, Inc. (a)	376	37,209
Jabil, Inc.	1,542	167,754
Keysight Technologies, Inc. (a)	841	115,007
Knowles Corp. (a)	1,426	24,613
Littelfuse, Inc.	194	49,584
Novanta, Inc. (a)	149	24,303
OSI Systems, Inc. (a)	182	25,029
PC Connection, Inc.	516	33,127
Plexus Corp. (a)	397	40,962
Rogers Corp. (a)	153	18,453
Sanmina Corp. (a)	1,846	122,298
ScanSource, Inc. (a)	833	36,910
TD SYNNEX Corp.	2,654	306,272
TE Connectivity Ltd.	2,507	377,128
Teledyne Technologies, Inc. (a)	273	105,919
Trimble, Inc. (a)	1,232	68,893
TTM Technologies, Inc. (a)	1,959	38,063
Vishay Intertechnology, Inc.	2,699	60,188
Vontier Corp.	824	31,477
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	240	$74,143
		3,334,037
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	1,490	30,128
Baker Hughes Co.	10,857	381,841
Bristow Group, Inc. (a)	476	15,960
ChampionX Corp.	1,160	38,523
Core Laboratories, Inc.	233	4,727
Dril-Quip, Inc. (a)	518	9,635
Halliburton Co.	9,671	326,686
Helix Energy Solutions Group, Inc. (a)	2,223	26,543
Helmerich & Payne, Inc.	3,272	118,250
Liberty Energy, Inc.	2,902	60,623
Nabors Industries Ltd. (a)	384	27,325
NOV, Inc.	5,702	108,395
Oceaneering International, Inc. (a)	1,095	25,908
Patterson-UTI Energy, Inc.	6,150	63,714
ProPetro Holding Corp. (a)	3,851	33,388
RPC, Inc.	3,427	21,419
Schlumberger NV	12,049	568,472
U.S. Silica Holdings, Inc. (a)	2,733	42,225
Valaris Ltd. (a)	758	56,471
Weatherford International PLC (a)	786	96,246
		2,056,479
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc. (a) (b)	3,511	75,908
Electronic Arts, Inc.	1,157	161,205
Live Nation Entertainment, Inc. (a)	1,198	112,300
Madison Square Garden Sports Corp. (a)	95	17,872
Netflix, Inc. (a)	909	613,466
Take-Two Interactive Software, Inc. (a)	435	67,638
TKO Group Holdings, Inc.	1,149	124,080
Walt Disney Co.	10,733	1,065,680
Warner Bros Discovery, Inc. (a)	73,479	546,684
		2,784,833
FINANCIAL SERVICES — 3.7%
Berkshire Hathaway, Inc. Class B (a)	19,791	8,050,979
Corpay, Inc. (a)	451	120,151
Equitable Holdings, Inc.	6,010	245,569
Essent Group Ltd.	1,285	72,204
Euronet Worldwide, Inc. (a)	528	54,648
EVERTEC, Inc.	471	15,661
Fidelity National Information Services, Inc.	4,716	355,398
Fiserv, Inc. (a)	2,963	441,605
Global Payments, Inc.	2,114	204,424
Jack Henry & Associates, Inc.	296	49,142
Jackson Financial, Inc. Class A	2,346	174,214
Mastercard, Inc. Class A	999	440,719
MGIC Investment Corp.	3,942	84,950

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Mr Cooper Group, Inc. (a)	2,142	$173,995
NCR Atleos Corp. (a)	2,214	59,822
NMI Holdings, Inc. Class A (a)	1,306	44,456
Payoneer Global, Inc. (a)	920	5,097
PayPal Holdings, Inc. (a)	8,709	505,383
Radian Group, Inc.	2,930	91,123
Visa, Inc. Class A	5,279	1,385,579
Voya Financial, Inc.	1,973	140,379
Walker & Dunlop, Inc.	280	27,496
Western Union Co.	11,605	141,813
WEX, Inc. (a)	253	44,816
		12,929,623
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	16,442	993,919
B&G Foods, Inc. (b)	2,339	18,899
Bunge Global SA	4,812	513,777
Calavo Growers, Inc.	454	10,306
Cal-Maine Foods, Inc.	1,348	82,376
Campbell Soup Co.	3,770	170,366
Conagra Brands, Inc.	9,151	260,071
Darling Ingredients, Inc. (a)	2,307	84,782
Flowers Foods, Inc.	2,783	61,783
Fresh Del Monte Produce, Inc.	1,427	31,180
General Mills, Inc.	6,166	390,061
Hain Celestial Group, Inc. (a)	2,972	20,537
Hershey Co.	1,218	223,905
Hormel Foods Corp.	9,595	292,552
Ingredion, Inc.	946	108,506
J & J Snack Foods Corp.	146	23,706
J M Smucker Co.	1,539	167,813
John B Sanfilippo & Son, Inc.	75	7,288
Kellanova	3,835	221,203
Kraft Heinz Co.	26,400	850,608
Lamb Weston Holdings, Inc.	677	56,922
Lancaster Colony Corp.	150	28,345
McCormick & Co., Inc.	2,043	144,930
Mondelez International, Inc. Class A	10,941	715,979
Pilgrim's Pride Corp. (a)	1,443	55,541
Post Holdings, Inc. (a)	965	100,514
Simply Good Foods Co. (a)	660	23,846
Tootsie Roll Industries, Inc.	543	16,600
TreeHouse Foods, Inc. (a)	674	24,695
Tyson Foods, Inc. Class A	9,484	541,916
WK Kellogg Co.	2,185	35,965
		6,278,891
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,821	212,420
Chesapeake Utilities Corp.	194	20,603
National Fuel Gas Co.	1,765	95,645
New Jersey Resources Corp.	1,188	50,775
Northwest Natural Holding Co.	1,218	43,982
ONE Gas, Inc.	1,836	117,229
Southwest Gas Holdings, Inc.	974	68,550
Spire, Inc.	1,052	63,888
Security Description	Shares	Value
UGI Corp.	6,938	$158,880
		831,972
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	284	30,411
Avis Budget Group, Inc. (b)	708	74,000
CSX Corp.	11,563	386,782
Heartland Express, Inc.	982	12,108
Hertz Global Holdings, Inc. (a)	4,875	17,209
JB Hunt Transport Services, Inc.	686	109,760
Knight-Swift Transportation Holdings, Inc.	2,350	117,312
Landstar System, Inc.	257	47,411
Marten Transport Ltd.	906	16,716
Norfolk Southern Corp.	1,835	393,956
Old Dominion Freight Line, Inc.	535	94,481
RXO, Inc. (a)	1,371	35,852
Ryder System, Inc.	1,466	181,608
Saia, Inc. (a)	86	40,789
Uber Technologies, Inc. (a)	4,332	314,850
Union Pacific Corp.	3,571	807,974
Werner Enterprises, Inc.	1,222	43,784
XPO, Inc. (a)	945	100,312
		2,825,315
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	8,156	847,490
Align Technology, Inc. (a)	381	91,985
Artivion, Inc. (a)	8	205
Avanos Medical, Inc. (a)	505	10,060
Baxter International, Inc.	6,130	205,049
Becton Dickinson & Co.	1,425	333,037
Boston Scientific Corp. (a)	4,889	376,502
CONMED Corp.	44	3,050
Cooper Cos., Inc.	662	57,793
Dentsply Sirona, Inc.	1,650	41,102
Dexcom, Inc. (a)	498	56,463
Edwards Lifesciences Corp. (a)	2,074	191,575
Embecta Corp.	277	3,463
Enovis Corp. (a)	721	32,589
Envista Holdings Corp. (a)	2,481	41,259
GE HealthCare Technologies, Inc.	1,212	94,439
Glaukos Corp. (a)	58	6,864
Globus Medical, Inc. Class A (a)	724	49,587
Haemonetics Corp. (a)	256	21,179
Hologic, Inc. (a)	1,159	86,056
ICU Medical, Inc. (a)	194	23,038
IDEXX Laboratories, Inc. (a)	176	85,747
Inari Medical, Inc. (a)	46	2,215
Insulet Corp. (a)	148	29,866
Integer Holdings Corp. (a)	275	31,842
Integra LifeSciences Holdings Corp. (a)	833	24,274
Intuitive Surgical, Inc. (a)	744	330,968
Lantheus Holdings, Inc. (a)	343	27,539
LivaNova PLC (a)	255	13,979
Masimo Corp. (a)	213	26,825

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Medtronic PLC	14,516	$1,142,554
Merit Medical Systems, Inc. (a)	257	22,089
Neogen Corp. (a)	1,100	17,193
Omnicell, Inc. (a)	668	18,083
Penumbra, Inc. (a)	44	7,919
QuidelOrtho Corp. (a)	1,637	54,381
ResMed, Inc.	398	76,185
Solventum Corp. (a)	289	15,282
STAAR Surgical Co. (a)	152	7,237
STERIS PLC	377	82,767
Stryker Corp.	912	310,308
Tandem Diabetes Care, Inc. (a)	153	6,164
Teleflex, Inc.	277	58,261
Varex Imaging Corp. (a)	262	3,859
Zimmer Biomet Holdings, Inc.	1,696	184,067
		5,152,389
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	670	45,252
AdaptHealth Corp. (a)	2,755	27,550
Addus HomeCare Corp. (a)	144	16,720
Amedisys, Inc. (a)	280	25,704
AMN Healthcare Services, Inc. (a)	730	37,398
Astrana Health, Inc. (a)	301	12,209
Cardinal Health, Inc.	8,057	792,164
Cencora, Inc.	5,482	1,235,095
Centene Corp. (a)	17,697	1,173,311
Chemed Corp.	37	20,075
Cigna Group	4,130	1,365,254
CorVel Corp. (a)	51	12,968
Cross Country Healthcare, Inc. (a)	670	9,273
CVS Health Corp.	41,838	2,470,952
DaVita, Inc. (a)	1,785	247,347
Elevance Health, Inc.	2,829	1,532,922
Encompass Health Corp.	814	69,833
Enhabit, Inc. (a)	481	4,291
Ensign Group, Inc.	259	32,036
Fulgent Genetics, Inc. (a)	707	13,871
HCA Healthcare, Inc.	2,153	691,716
HealthEquity, Inc. (a)	290	24,998
Henry Schein, Inc. (a)	1,525	97,753
Humana, Inc.	2,343	875,462
Labcorp Holdings, Inc.	924	188,043
McKesson Corp.	2,514	1,468,277
Molina Healthcare, Inc. (a)	488	145,082
National HealthCare Corp.	195	21,138
NeoGenomics, Inc. (a)	1,061	14,716
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	1,327	36,758
Owens & Minor, Inc. (a)	2,735	36,923
Patterson Cos., Inc.	2,728	65,799
Pediatrix Medical Group, Inc. (a)	1,761	13,296
Premier, Inc. Class A	1,738	32,448
Progyny, Inc. (a)	246	7,038
Quest Diagnostics, Inc.	1,327	181,640
R1 RCM, Inc. (a)	1,656	20,799
Security Description	Shares	Value
RadNet, Inc. (a)	309	$18,206
Select Medical Holdings Corp.	2,270	79,586
Tenet Healthcare Corp. (a)	1,469	195,421
U.S. Physical Therapy, Inc.	151	13,955
UnitedHealth Group, Inc.	7,515	3,827,089
Universal Health Services, Inc. Class B	881	162,923
		17,363,291
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	1,350	33,885
Community Healthcare Trust, Inc. REIT	295	6,900
Healthcare Realty Trust, Inc. REIT	5,513	90,854
Healthpeak Properties, Inc. REIT	8,601	168,580
LTC Properties, Inc. REIT	838	28,911
Medical Properties Trust, Inc. REIT	21,544	92,855
Omega Healthcare Investors, Inc. REIT	3,548	121,519
Sabra Health Care REIT, Inc.	4,428	68,191
Universal Health Realty Income Trust REIT	8	313
Ventas, Inc. REIT	4,858	249,021
Welltower, Inc. REIT	3,514	366,334
		1,227,363
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	474	6,565
Doximity, Inc. Class A (a)	770	21,537
		28,102
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	7,048	102,478
DiamondRock Hospitality Co. REIT	2,577	21,776
Host Hotels & Resorts, Inc. REIT	8,516	153,118
Park Hotels & Resorts, Inc. REIT	6,952	104,141
Pebblebrook Hotel Trust REIT	4,184	57,530
Service Properties Trust REIT	3,617	18,591
Summit Hotel Properties, Inc. REIT	3,606	21,600
Sunstone Hotel Investors, Inc. REIT	2,485	25,993
Xenia Hotels & Resorts, Inc. REIT	1,416	20,291
		525,518
HOTELS, RESTAURANTS & LEISURE — 1.5%
Airbnb, Inc. Class A (a)	1,806	273,844
Aramark	5,026	170,984
BJ's Restaurants, Inc. (a)	204	7,079
Bloomin' Brands, Inc.	1,164	22,384
Booking Holdings, Inc.	94	372,381
Boyd Gaming Corp.	980	53,998
Brinker International, Inc. (a)	860	62,255
Caesars Entertainment, Inc. (a)	2,605	103,523
Carnival Corp. (a)	33,360	624,499
Cheesecake Factory, Inc.	902	35,440
Chipotle Mexican Grill, Inc. (a)	2,800	175,420
Choice Hotels International, Inc.	158	18,802
Churchill Downs, Inc.	364	50,814
Chuy's Holdings, Inc. (a)	51	1,322

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	737	$31,072
Darden Restaurants, Inc.	1,029	155,708
Dave & Buster's Entertainment, Inc. (a)	468	18,631
Dine Brands Global, Inc.	513	18,571
Domino's Pizza, Inc.	97	50,084
Expedia Group, Inc. (a)	1,042	131,282
Golden Entertainment, Inc.	381	11,853
Hilton Grand Vacations, Inc. (a)	931	37,640
Hilton Worldwide Holdings, Inc.	308	67,206
Hyatt Hotels Corp. Class A	536	81,429
Jack in the Box, Inc.	211	10,748
Las Vegas Sands Corp.	5,344	236,472
Light & Wonder, Inc. (a)	762	79,919
Marriott International, Inc. Class A	1,315	317,927
Marriott Vacations Worldwide Corp.	632	55,186
McDonald's Corp.	1,995	508,406
MGM Resorts International (a)	5,233	232,554
Monarch Casino & Resort, Inc.	251	17,101
Norwegian Cruise Line Holdings Ltd. (a)	5,134	96,468
Papa John's International, Inc. (b)	203	9,537
Penn Entertainment, Inc. (a) (b)	4,932	95,459
Planet Fitness, Inc. Class A (a)	185	13,614
Royal Caribbean Cruises Ltd. (a)	1,421	226,550
Sabre Corp. (a)	12,567	33,554
Shake Shack, Inc. Class A (a)	179	16,110
Six Flags Entertainment Corp.	1,054	34,930
Starbucks Corp.	5,582	434,559
Texas Roadhouse, Inc.	316	54,260
Travel & Leisure Co.	1,214	54,606
Vail Resorts, Inc.	323	58,182
Wendy's Co.	1,658	28,120
Wingstop, Inc.	28	11,834
Wyndham Hotels & Resorts, Inc.	498	36,852
Wynn Resorts Ltd.	805	72,047
Yum! Brands, Inc.	920	121,863
		5,433,079
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	67	23,193
Century Communities, Inc.	409	33,399
DR Horton, Inc.	2,519	355,003
Ethan Allen Interiors, Inc.	522	14,559
Garmin Ltd.	1,243	202,510
Green Brick Partners, Inc. (a)	617	35,317
Helen of Troy Ltd. (a)	290	26,895
Installed Building Products, Inc.	127	26,121
KB Home	1,068	74,952
La-Z-Boy, Inc.	934	34,820
Leggett & Platt, Inc.	4,418	50,630
Lennar Corp. Class A	2,985	447,362
LGI Homes, Inc. (a)	285	25,505
M/I Homes, Inc. (a)	403	49,222
Meritage Homes Corp.	439	71,052
Mohawk Industries, Inc. (a)	1,752	199,010
Security Description	Shares	Value
Newell Brands, Inc.	13,886	$89,009
NVR, Inc. (a)	25	189,714
PulteGroup, Inc.	1,792	197,299
Sonos, Inc. (a)	849	12,531
Taylor Morrison Home Corp. (a)	2,056	113,985
Tempur Sealy International, Inc.	472	22,345
Toll Brothers, Inc.	1,258	144,896
TopBuild Corp. (a)	157	60,487
Tri Pointe Homes, Inc. (a)	1,857	69,173
Whirlpool Corp.	1,821	186,106
Worthington Enterprises, Inc.	1,136	53,767
		2,808,862
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	253	9,740
Central Garden & Pet Co. Class A (a)	1,095	36,168
Church & Dwight Co., Inc.	1,073	111,248
Clorox Co.	725	98,941
Colgate-Palmolive Co.	3,820	370,693
Energizer Holdings, Inc.	818	24,164
Kimberly-Clark Corp.	2,844	393,041
Procter & Gamble Co.	11,136	1,836,549
WD-40 Co.	47	10,323
		2,890,867
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	10,330	181,498
Clearway Energy, Inc. Class A	1,148	26,014
Clearway Energy, Inc. Class C	2,726	67,305
Ormat Technologies, Inc.	436	31,261
Vistra Corp.	2,838	244,011
		550,089
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	7,999	817,418
General Electric Co.	5,884	935,379
Honeywell International, Inc.	3,857	823,624
		2,576,421
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	221	37,592
First Industrial Realty Trust, Inc. REIT	1,082	51,406
Innovative Industrial Properties, Inc. REIT	437	47,729
LXP Industrial Trust REIT	3,148	28,710
Prologis, Inc. REIT	4,554	511,460
Rexford Industrial Realty, Inc. REIT	1,298	57,878
STAG Industrial, Inc. REIT	1,474	53,152
		787,927
INSURANCE — 4.0%
Aflac, Inc.	7,619	680,453
Allstate Corp.	3,171	506,282
Ambac Financial Group, Inc. (a)	1,416	18,153
American Financial Group, Inc.	2,162	265,969

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
American International Group, Inc.	12,760	$947,302
AMERISAFE, Inc.	255	11,192
Aon PLC Class A	728	213,726
Arch Capital Group Ltd. (a)	4,507	454,711
Arthur J Gallagher & Co.	726	188,259
Assurant, Inc.	753	125,186
Assured Guaranty Ltd.	787	60,717
Brighthouse Financial, Inc. (a)	2,124	92,054
Brown & Brown, Inc.	1,260	112,657
Chubb Ltd.	4,934	1,258,565
Cincinnati Financial Corp.	1,843	217,658
CNO Financial Group, Inc.	3,623	100,430
Employers Holdings, Inc.	513	21,869
Erie Indemnity Co. Class A	147	53,273
Everest Group Ltd.	830	316,247
Fidelity National Financial, Inc.	4,948	244,530
First American Financial Corp.	1,977	106,659
Genworth Financial, Inc. Class A (a)	16,536	99,877
Globe Life, Inc.	1,223	100,628
Hanover Insurance Group, Inc.	520	65,229
Hartford Financial Services Group, Inc.	4,319	434,232
HCI Group, Inc.	55	5,069
Horace Mann Educators Corp.	895	29,195
Kemper Corp.	874	51,854
Kinsale Capital Group, Inc.	26	10,017
Lincoln National Corp.	5,621	174,813
Loews Corp.	6,035	451,056
Marsh & McLennan Cos., Inc.	2,039	429,658
Mercury General Corp.	878	46,657
MetLife, Inc.	19,864	1,394,254
Old Republic International Corp.	4,995	154,346
Palomar Holdings, Inc. (a)	151	12,254
Primerica, Inc.	262	61,984
Principal Financial Group, Inc.	7,264	569,861
ProAssurance Corp. (a)	1,170	14,297
Progressive Corp.	2,753	571,826
Prudential Financial, Inc.	11,955	1,401,006
Reinsurance Group of America, Inc.	2,184	448,310
RenaissanceRe Holdings Ltd.	764	170,762
RLI Corp.	249	35,032
Safety Insurance Group, Inc.	252	18,908
Selective Insurance Group, Inc.	648	60,802
SiriusPoint Ltd. (a)	3,894	47,507
Stewart Information Services Corp.	396	24,584
Travelers Cos., Inc.	2,758	560,812
Trupanion, Inc. (a)	182	5,351
United Fire Group, Inc.	865	18,589
Unum Group	6,022	307,784
W R Berkley Corp.	2,202	173,033
Willis Towers Watson PLC	833	218,363
		14,163,842
INTERACTIVE MEDIA & SERVICES — 3.9%
Alphabet, Inc. Class A	16,200	2,950,830
Alphabet, Inc. Class C	26,267	4,817,893
Cargurus, Inc. (a)	849	22,244
Security Description	Shares	Value
Cars.com, Inc. (a)	462	$9,102
Match Group, Inc. (a)	1,627	49,428
Meta Platforms, Inc. Class A	11,779	5,939,207
QuinStreet, Inc. (a)	909	15,080
Shutterstock, Inc. (b)	189	7,314
TripAdvisor, Inc. (a)	1,146	20,410
Yelp, Inc. (a)	705	26,050
Ziff Davis, Inc. (a)	454	24,993
ZoomInfo Technologies, Inc. (a)	1,583	20,215
		13,902,766
IT SERVICES — 1.0%
Accenture PLC Class A	3,380	1,025,526
Akamai Technologies, Inc. (a)	1,172	105,574
Cognizant Technology Solutions Corp. Class A	5,400	367,200
DXC Technology Co. (a)	6,056	115,609
EPAM Systems, Inc. (a)	254	47,780
Gartner, Inc. (a)	223	100,140
GoDaddy, Inc. Class A (a)	660	92,209
International Business Machines Corp.	7,806	1,350,048
Kyndryl Holdings, Inc. (a)	4,407	115,948
Perficient, Inc. (a)	195	14,584
VeriSign, Inc. (a)	469	83,388
		3,418,006
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	851	61,927
Hasbro, Inc.	1,576	92,196
Mattel, Inc. (a)	2,066	33,593
Polaris, Inc.	1,016	79,563
Sturm Ruger & Co., Inc.	246	10,246
Topgolf Callaway Brands Corp. (a)	2,250	34,425
Vista Outdoor, Inc. (a)	853	32,116
YETI Holdings, Inc. (a)	281	10,720
		354,786
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	984	127,556
Azenta, Inc. (a)	328	17,259
Bio-Rad Laboratories, Inc. Class A (a)	300	81,933
Bio-Techne Corp.	242	17,339
Bruker Corp.	299	19,079
Charles River Laboratories International, Inc. (a)	252	52,058
Danaher Corp.	1,808	451,729
Fortrea Holdings, Inc. (a)	730	17,038
Illumina, Inc. (a)	748	78,076
IQVIA Holdings, Inc. (a)	856	180,993
Medpace Holdings, Inc. (a)	76	31,301
Mettler-Toledo International, Inc. (a)	59	82,458
Repligen Corp. (a)	170	21,430
Revvity, Inc.	728	76,338
Sotera Health Co. (a)	2,400	28,488
Thermo Fisher Scientific, Inc.	1,103	609,959

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Waters Corp. (a)	204	$59,185
West Pharmaceutical Services, Inc.	79	26,022
		1,978,241
MACHINERY — 1.6%
3D Systems Corp. (a)	274	841
AGCO Corp.	1,191	116,575
Alamo Group, Inc.	65	11,245
Albany International Corp. Class A	251	21,197
Astec Industries, Inc.	252	7,474
Barnes Group, Inc.	686	28,407
Caterpillar, Inc.	2,422	806,768
Chart Industries, Inc. (a)	213	30,744
Crane Co.	605	87,713
Cummins, Inc.	1,479	409,579
Deere & Co.	2,114	789,854
Donaldson Co., Inc.	703	50,307
Dover Corp.	688	124,150
Enerpac Tool Group Corp.	191	7,292
Enpro, Inc.	225	32,753
Esab Corp.	189	17,847
ESCO Technologies, Inc.	172	18,067
Federal Signal Corp.	261	21,838
Flowserve Corp.	1,105	53,151
Fortive Corp.	1,647	122,043
Franklin Electric Co., Inc.	265	25,525
Graco, Inc.	529	41,939
Greenbrier Cos., Inc.	1,179	58,419
Hillenbrand, Inc.	968	38,739
IDEX Corp.	241	48,489
Illinois Tool Works, Inc.	1,344	318,474
Ingersoll Rand, Inc.	851	77,305
ITT, Inc.	386	49,864
John Bean Technologies Corp.	212	20,134
Kennametal, Inc.	1,327	31,238
Lincoln Electric Holdings, Inc.	236	44,519
Lindsay Corp.	90	11,059
Middleby Corp. (a)	428	52,477
Mueller Industries, Inc.	1,419	80,798
Nordson Corp.	256	59,377
Oshkosh Corp.	790	85,478
Otis Worldwide Corp.	1,366	131,491
PACCAR, Inc.	4,251	437,598
Parker-Hannifin Corp.	534	270,103
Pentair PLC	815	62,486
Proto Labs, Inc. (a)	283	8,742
RBC Bearings, Inc. (a)	138	37,230
Snap-on, Inc.	415	108,477
SPX Technologies, Inc. (a)	127	18,052
Standex International Corp.	53	8,541
Stanley Black & Decker, Inc.	2,220	177,356
Tennant Co.	112	11,025
Terex Corp.	768	42,117
Timken Co.	755	60,498
Titan International, Inc. (a)	2,217	16,428
Toro Co.	517	48,345
Security Description	Shares	Value
Trinity Industries, Inc.	2,709	$81,053
Wabash National Corp.	648	14,152
Watts Water Technologies, Inc. Class A	182	33,373
Westinghouse Air Brake Technologies Corp.	882	139,400
Xylem, Inc.	759	102,943
		5,611,089
MARINE — 0.0% (e)
Kirby Corp. (a)	648	77,585
Matson, Inc.	503	65,878
		143,463
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	1,417	13,688
Cable One, Inc. (b)	152	53,808
Charter Communications, Inc. Class A (a)	3,269	977,300
Comcast Corp. Class A	57,357	2,246,100
EchoStar Corp. Class A (a)	3,990	71,062
Fox Corp. Class A	7,923	272,314
Fox Corp. Class B	4,367	139,831
Interpublic Group of Cos., Inc.	4,712	137,072
John Wiley & Sons, Inc. Class A	1,397	56,858
New York Times Co. Class A	729	37,332
News Corp. Class A	4,126	113,754
News Corp. Class B	1,245	35,346
Nexstar Media Group, Inc.	617	102,428
Omnicom Group, Inc.	2,391	214,473
Paramount Global Class B	15,978	166,011
Scholastic Corp.	849	30,114
TechTarget, Inc. (a)	184	5,735
TEGNA, Inc.	6,521	90,903
Thryv Holdings, Inc. (a)	611	10,888
		4,775,017
METALS & MINING — 0.9%
Alcoa Corp.	2,616	104,064
Alpha Metallurgical Resources, Inc.	226	63,400
Arch Resources, Inc.	608	92,556
ATI, Inc. (a)	1,086	60,219
Carpenter Technology Corp.	500	54,790
Century Aluminum Co. (a)	991	16,599
Cleveland-Cliffs, Inc. (a)	7,211	110,977
Commercial Metals Co.	2,228	122,518
Compass Minerals International, Inc.	514	5,310
Freeport-McMoRan, Inc.	7,072	343,699
Haynes International, Inc.	254	14,910
Kaiser Aluminum Corp.	343	30,150
Materion Corp.	153	16,544
Metallus, Inc. (a)	737	14,939
MP Materials Corp. (a) (b)	1,227	15,620
Newmont Corp.	12,520	524,212
Nucor Corp.	2,970	469,498
Olympic Steel, Inc.	332	14,884
Reliance, Inc.	624	178,214

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Royal Gold, Inc.	395	$49,438
Steel Dynamics, Inc.	2,203	285,289
SunCoke Energy, Inc.	3,013	29,527
U.S. Steel Corp.	7,406	279,947
Warrior Met Coal, Inc.	1,846	115,873
Worthington Steel, Inc.	1,118	37,296
		3,050,473
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	7,242	138,032
Apollo Commercial Real Estate Finance, Inc. REIT	5,176	50,673
Arbor Realty Trust, Inc. REIT (b)	6,243	89,587
ARMOUR Residential REIT, Inc.	1,991	38,586
Blackstone Mortgage Trust, Inc. Class A REIT	5,705	99,381
Ellington Financial, Inc. REIT (b)	1,754	21,188
Franklin BSP Realty Trust, Inc. REIT	1,212	15,271
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	940	27,824
KKR Real Estate Finance Trust, Inc. REIT	1,651	14,942
New York Mortgage Trust, Inc. REIT	3,470	20,265
PennyMac Mortgage Investment Trust REIT	3,453	47,479
Ready Capital Corp. REIT (b)	5,881	48,107
Redwood Trust, Inc. REIT	4,497	29,185
Two Harbors Investment Corp. REIT	3,655	48,283
Starwood Property Trust, Inc. REIT (b)	9,851	186,578
		875,381
MULTI-UTILITIES — 1.2%
Ameren Corp.	3,807	270,716
Avista Corp.	1,480	51,223
Black Hills Corp.	2,251	122,409
CenterPoint Energy, Inc.	9,137	283,064
CMS Energy Corp.	3,199	190,437
Consolidated Edison, Inc.	5,000	447,100
Dominion Energy, Inc.	16,022	785,078
DTE Energy Co.	2,990	331,920
NiSource, Inc.	6,517	187,755
Northwestern Energy Group, Inc.	1,178	58,994
Public Service Enterprise Group, Inc.	6,019	443,600
Sempra	7,595	577,676
Unitil Corp.	298	15,433
WEC Energy Group, Inc.	3,809	298,854
		4,064,259
OFFICE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	1,643	192,182
Boston Properties, Inc. REIT	2,766	170,275
Brandywine Realty Trust REIT	6,976	31,252
Security Description	Shares	Value
COPT Defense Properties REIT	1,419	$35,517
Cousins Properties, Inc. REIT	3,331	77,113
Douglas Emmett, Inc. REIT (b)	6,331	84,265
Easterly Government Properties, Inc. REIT	3,425	42,367
Highwoods Properties, Inc. REIT	3,806	99,984
Hudson Pacific Properties, Inc. REIT	4,722	22,713
JBG SMITH Properties REIT	3,582	54,554
Kilroy Realty Corp. REIT	3,810	118,758
SL Green Realty Corp. REIT	939	53,185
Vornado Realty Trust REIT	5,293	139,153
		1,121,318
OIL, GAS & CONSUMABLE FUELS — 8.6%
Antero Midstream Corp.	4,929	72,653
Antero Resources Corp. (a)	5,411	176,561
APA Corp.	6,914	203,548
California Resources Corp.	1,234	65,673
Chesapeake Energy Corp.	3,681	302,541
Chevron Corp.	33,026	5,165,927
Chord Energy Corp.	2,043	342,570
Civitas Resources, Inc.	3,072	211,968
CNX Resources Corp. (a)	5,027	122,156
Comstock Resources, Inc. (b)	3,323	34,493
ConocoPhillips	14,222	1,626,712
CONSOL Energy, Inc. (a)	880	89,786
Coterra Energy, Inc.	9,083	242,244
CVR Energy, Inc. (b)	1,071	28,671
Devon Energy Corp.	12,264	581,314
Diamondback Energy, Inc.	2,163	433,011
Dorian LPG Ltd.	1,159	48,632
DT Midstream, Inc.	1,052	74,724
EOG Resources, Inc.	7,038	885,873
EQT Corp.	8,489	313,923
Equitrans Midstream Corp.	6,272	81,411
Exxon Mobil Corp.	65,289	7,516,070
Green Plains, Inc. (a)	730	11,578
Hess Corp.	1,611	237,655
HF Sinclair Corp.	5,163	275,394
Kinder Morgan, Inc.	64,033	1,272,336
Magnolia Oil & Gas Corp. Class A	2,236	56,660
Marathon Oil Corp.	11,203	321,190
Marathon Petroleum Corp.	11,716	2,032,492
Matador Resources Co.	1,758	104,777
Murphy Oil Corp.	4,805	198,158
Northern Oil & Gas, Inc.	3,023	112,365
Occidental Petroleum Corp.	12,788	806,028
ONEOK, Inc.	4,917	400,981
Ovintiv, Inc.	8,366	392,114
Par Pacific Holdings, Inc. (a)	1,976	49,894
PBF Energy, Inc. Class A	3,603	165,810
Peabody Energy Corp.	3,647	80,672
Permian Resources Corp.	6,172	99,678
Phillips 66	14,098	1,990,215
Range Resources Corp.	3,492	117,087
REX American Resources Corp. (a)	302	13,768

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SM Energy Co.	2,215	$95,754
Southwestern Energy Co. (a)	36,465	245,409
Talos Energy, Inc. (a)	4,768	57,931
Targa Resources Corp.	1,812	233,349
Valero Energy Corp.	10,874	1,704,608
Vital Energy, Inc. (a)	944	42,310
Williams Cos., Inc.	13,213	561,553
World Kinect Corp.	1,994	51,445
		30,351,672
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	420	23,999
Coty, Inc. Class A (a)	7,154	71,683
Edgewell Personal Care Co.	627	25,199
elf Beauty, Inc. (a)	48	10,115
Estee Lauder Cos., Inc. Class A	1,891	201,202
Inter Parfums, Inc.	75	8,702
Kenvue, Inc.	36,577	664,970
Nu Skin Enterprises, Inc. Class A	948	9,992
USANA Health Sciences, Inc. (a)	253	11,446
		1,027,308
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	527	25,544
Louisiana-Pacific Corp.	544	44,787
Mercer International, Inc.	1,981	16,918
Sylvamo Corp.	675	46,305
		133,554
PHARMACEUTICALS — 3.0%
Amphastar Pharmaceuticals, Inc. (a)	267	10,680
Bristol-Myers Squibb Co.	24,565	1,020,184
Catalent, Inc. (a)	889	49,988
Collegium Pharmaceutical, Inc. (a)	273	8,791
Corcept Therapeutics, Inc. (a)	527	17,122
Eli Lilly & Co.	966	874,597
Harmony Biosciences Holdings, Inc. (a)	292	8,810
Innoviva, Inc. (a)	2,538	41,623
Jazz Pharmaceuticals PLC (a)	761	81,222
Johnson & Johnson	19,644	2,871,167
Ligand Pharmaceuticals, Inc. (a)	216	18,200
Merck & Co., Inc.	11,909	1,474,334
Organon & Co.	8,466	175,246
Pacira BioSciences, Inc. (a)	251	7,181
Perrigo Co. PLC	2,676	68,720
Pfizer, Inc.	108,944	3,048,253
Phibro Animal Health Corp. Class A	750	12,578
Prestige Consumer Healthcare, Inc. (a)	527	36,284
Supernus Pharmaceuticals, Inc. (a)	521	13,937
Viatris, Inc.	39,724	422,266
Zoetis, Inc.	968	167,813
		10,428,996
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	534	47,083
Automatic Data Processing, Inc.	1,131	269,958
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	393	$77,421
CACI International, Inc. Class A (a)	258	110,974
Concentrix Corp.	1,559	98,653
CSG Systems International, Inc.	258	10,622
Dayforce, Inc. (a) (b)	465	23,064
Equifax, Inc.	258	62,555
ExlService Holdings, Inc. (a)	733	22,987
Exponent, Inc.	146	13,888
FTI Consulting, Inc. (a)	211	45,477
Genpact Ltd.	1,994	64,187
Heidrick & Struggles International, Inc.	258	8,148
Insperity, Inc.	390	35,572
Jacobs Solutions, Inc.	977	136,497
KBR, Inc.	844	54,134
Kelly Services, Inc. Class A	1,423	30,466
Korn Ferry	752	50,489
Leidos Holdings, Inc.	1,116	162,802
ManpowerGroup, Inc.	1,616	112,797
Maximus, Inc.	677	58,019
NV5 Global, Inc. (a)	152	14,131
Paychex, Inc.	1,530	181,397
Paycom Software, Inc.	138	19,739
Paylocity Holding Corp. (a)	145	19,118
Robert Half, Inc.	1,139	72,873
Science Applications International Corp.	566	66,533
Verisk Analytics, Inc.	176	47,441
Verra Mobility Corp. (a)	662	18,006
		1,935,031
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,509	223,577
CoStar Group, Inc. (a)	1,282	95,047
Cushman & Wakefield PLC (a)	6,463	67,215
eXp World Holdings, Inc. (b)	2,550	28,777
Jones Lang LaSalle, Inc. (a)	687	141,027
Kennedy-Wilson Holdings, Inc.	3,922	38,122
Marcus & Millichap, Inc.	516	16,264
St. Joe Co.	265	14,496
		624,525
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,586	96,096
AvalonBay Communities, Inc. REIT	1,198	247,854
Camden Property Trust REIT	1,161	126,677
Centerspace REIT	251	16,975
Elme Communities REIT	1,422	22,652
Equity LifeStyle Properties, Inc. REIT	874	56,924
Equity Residential REIT	4,166	288,870
Essex Property Trust, Inc. REIT	544	148,077
Independence Realty Trust, Inc. REIT	1,745	32,701
Invitation Homes, Inc. REIT	4,698	168,611

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	986	$140,614
NexPoint Residential Trust, Inc. REIT	155	6,124
UDR, Inc. REIT	2,557	105,221
Veris Residential, Inc. REIT	1,420	21,300
		1,478,696
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,504	26,952
Agree Realty Corp. REIT	1,088	67,391
Brixmor Property Group, Inc. REIT	3,661	84,532
Federal Realty Investment Trust REIT	499	50,384
Getty Realty Corp. REIT	752	20,048
Kimco Realty Corp. REIT	5,626	109,482
Kite Realty Group Trust REIT	2,384	53,354
Macerich Co. REIT	3,124	48,235
NNN REIT, Inc.	2,191	93,337
Phillips Edison & Co., Inc. REIT	992	32,448
Realty Income Corp. REIT	7,383	389,970
Regency Centers Corp. REIT	1,986	123,529
Retail Opportunity Investments Corp. REIT	1,857	23,082
Saul Centers, Inc. REIT	464	17,061
Simon Property Group, Inc. REIT	1,352	205,234
SITE Centers Corp. REIT	2,324	33,698
Tanger, Inc. REIT	758	20,549
Urban Edge Properties REIT	1,427	26,357
Whitestone REIT	639	8,505
		1,434,148
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc. (a)	3,404	552,163
Allegro MicroSystems, Inc. (a)	781	22,055
Alpha & Omega Semiconductor Ltd. (a)	833	31,129
Amkor Technology, Inc.	3,796	151,916
Analog Devices, Inc.	2,340	534,128
Applied Materials, Inc.	2,382	562,128
Axcelis Technologies, Inc. (a)	169	24,030
Broadcom, Inc.	929	1,491,537
CEVA, Inc. (a)	254	4,900
Cirrus Logic, Inc. (a)	438	55,915
Cohu, Inc. (a)	208	6,885
Diodes, Inc. (a)	556	39,993
Enphase Energy, Inc. (a)	452	45,069
First Solar, Inc. (a)	529	119,268
FormFactor, Inc. (a)	503	30,447
Ichor Holdings Ltd. (a)	219	8,442
Intel Corp.	51,609	1,598,331
KLA Corp.	283	233,336
Kulicke & Soffa Industries, Inc.	619	30,449
Lam Research Corp.	376	400,384
Lattice Semiconductor Corp. (a)	279	16,179
Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	280	$31,212
MaxLinear, Inc. (a)	520	10,473
Microchip Technology, Inc.	2,459	224,999
Micron Technology, Inc.	5,188	682,378
MKS Instruments, Inc.	312	40,741
Monolithic Power Systems, Inc.	58	47,657
NVIDIA Corp.	9,872	1,219,587
NXP Semiconductors NV	1,211	325,868
ON Semiconductor Corp. (a)	2,499	171,306
Onto Innovation, Inc. (a)	134	29,421
Photronics, Inc. (a)	971	23,955
Power Integrations, Inc.	181	12,704
Qorvo, Inc. (a)	785	91,091
QUALCOMM, Inc.	5,244	1,044,500
Rambus, Inc. (a)	318	18,686
Semtech Corp. (a)	377	11,265
Silicon Laboratories, Inc. (a)	86	9,514
SiTime Corp. (a)	37	4,602
Skyworks Solutions, Inc.	1,742	185,662
SMART Global Holdings, Inc. (a)	1,105	25,271
SolarEdge Technologies, Inc. (a)	478	12,074
Synaptics, Inc. (a)	310	27,342
Teradyne, Inc.	526	78,001
Texas Instruments, Inc.	4,484	872,273
Ultra Clean Holdings, Inc. (a)	619	30,331
Universal Display Corp.	126	26,492
Veeco Instruments, Inc. (a)	337	15,741
Wolfspeed, Inc. (a) (b)	248	5,644
		11,237,474
SOFTWARE — 3.1%
ACI Worldwide, Inc. (a)	909	35,987
Adeia, Inc.	2,196	24,562
Adobe, Inc. (a)	1,292	717,758
Agilysys, Inc. (a)	27	2,812
Alarm.com Holdings, Inc. (a)	214	13,597
ANSYS, Inc. (a)	293	94,200
Aspen Technology, Inc. (a)	405	80,445
Autodesk, Inc. (a)	449	111,105
Blackbaud, Inc. (a)	154	11,730
Box, Inc. Class A (a)	484	12,797
Cadence Design Systems, Inc. (a)	331	101,865
CommVault Systems, Inc. (a)	127	15,439
Dolby Laboratories, Inc. Class A	500	39,615
DoubleVerify Holdings, Inc. (a)	453	8,820
Dropbox, Inc. Class A (a)	2,080	46,738
Dynatrace, Inc. (a)	670	29,976
Envestnet, Inc. (a)	257	16,086
Fair Isaac Corp. (a)	29	43,171
Fortinet, Inc. (a)	1,824	109,932
Gen Digital, Inc.	6,761	168,890
InterDigital, Inc. (b)	263	30,655
Intuit, Inc.	340	223,451
LiveRamp Holdings, Inc. (a)	520	16,089
Manhattan Associates, Inc. (a)	59	14,554
Microsoft Corp.	13,178	5,889,907

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
N-able, Inc. (a)	489	$7,447
NCR Voyix Corp. (a)	4,442	54,859
Oracle Corp.	9,329	1,317,255
Palo Alto Networks, Inc. (a)	663	224,764
Progress Software Corp.	251	13,619
PTC, Inc. (a)	380	69,035
Qualys, Inc. (a)	97	13,832
Roper Technologies, Inc.	358	201,790
Salesforce, Inc.	3,231	830,690
ServiceNow, Inc. (a)	247	194,308
SPS Commerce, Inc. (a)	61	11,478
Synopsys, Inc. (a)	323	192,204
Teradata Corp. (a)	753	26,024
Tyler Technologies, Inc. (a)	123	61,842
		11,079,328
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	2,488	483,617
Crown Castle, Inc. REIT	3,661	357,680
CubeSmart REIT	1,827	82,526
Digital Realty Trust, Inc. REIT	887	134,868
EPR Properties REIT	932	39,125
Equinix, Inc. REIT	316	239,086
Extra Space Storage, Inc. REIT	1,041	161,782
Four Corners Property Trust, Inc. REIT	931	22,968
Gaming & Leisure Properties, Inc. REIT	3,224	145,757
Iron Mountain, Inc. REIT	1,439	128,963
Lamar Advertising Co. Class A REIT	674	80,563
National Storage Affiliates Trust REIT	905	37,304
Outfront Media, Inc. REIT	1,558	22,279
PotlatchDeltic Corp. REIT	861	33,915
Public Storage REIT	781	224,655
Rayonier, Inc. REIT	841	24,465
Safehold, Inc. REIT	1,481	28,569
SBA Communications Corp. REIT	311	61,049
Uniti Group, Inc. REIT	3,455	10,089
VICI Properties, Inc. REIT	11,235	321,770
Weyerhaeuser Co. REIT	7,926	225,019
		2,866,049
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	247	43,926
Academy Sports & Outdoors, Inc.	1,067	56,818
Advance Auto Parts, Inc.	1,959	124,063
American Eagle Outfitters, Inc.	2,241	44,730
Asbury Automotive Group, Inc. (a)	734	167,257
AutoNation, Inc. (a)	858	136,748
AutoZone, Inc. (a)	79	234,164
Bath & Body Works, Inc.	2,454	95,829
Best Buy Co., Inc.	6,346	534,904
Boot Barn Holdings, Inc. (a)	211	27,204
Buckle, Inc.	560	20,686
Burlington Stores, Inc. (a)	375	90,000
Caleres, Inc.	638	21,437
Security Description	Shares	Value
CarMax, Inc. (a)	2,285	$167,582
Designer Brands, Inc. Class A (b)	2,090	14,275
Dick's Sporting Goods, Inc.	631	135,570
Five Below, Inc. (a)	195	21,249
Floor & Decor Holdings, Inc. Class A (a)	291	28,928
Foot Locker, Inc.	2,879	71,745
GameStop Corp. Class A (a)	3,243	80,070
Gap, Inc.	7,122	170,145
Group 1 Automotive, Inc.	439	130,506
Guess?, Inc.	974	19,870
Haverty Furniture Cos., Inc.	261	6,601
Hibbett, Inc.	265	23,111
Home Depot, Inc.	4,907	1,689,186
Leslie's, Inc. (a) (b)	902	3,779
Lithia Motors, Inc.	909	229,477
Lowe's Cos., Inc.	3,368	742,509
MarineMax, Inc. (a)	508	16,444
Monro, Inc.	991	23,645
Murphy USA, Inc.	273	128,163
National Vision Holdings, Inc. (a)	1,196	15,656
ODP Corp. (a)	1,209	47,477
O'Reilly Automotive, Inc. (a)	244	257,679
Penske Automotive Group, Inc.	645	96,118
RH (a)	126	30,799
Ross Stores, Inc.	1,575	228,879
Sally Beauty Holdings, Inc. (a)	3,443	36,943
Shoe Carnival, Inc.	765	28,221
Signet Jewelers Ltd.	848	75,964
Sonic Automotive, Inc. Class A	622	33,880
TJX Cos., Inc.	5,355	589,585
Tractor Supply Co.	488	131,760
Ulta Beauty, Inc. (a)	282	108,815
Upbound Group, Inc.	1,651	50,686
Urban Outfitters, Inc. (a)	2,067	84,850
Valvoline, Inc. (a)	1,408	60,826
Victoria's Secret & Co. (a)	2,562	45,271
Williams-Sonoma, Inc.	319	90,076
		7,314,106
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	39,213	8,259,042
Corsair Gaming, Inc. (a)	852	9,406
Hewlett Packard Enterprise Co.	43,047	911,305
HP, Inc.	28,874	1,011,167
NetApp, Inc.	1,206	155,333
Pure Storage, Inc. Class A (a)	849	54,514
Seagate Technology Holdings PLC	1,584	163,580
Super Micro Computer, Inc. (a)	108	88,490
Western Digital Corp. (a)	2,635	199,654
Xerox Holdings Corp.	3,766	43,761
		10,896,252
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	1,584	52,399
Carter's, Inc.	502	31,109

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Columbia Sportswear Co.	693	$54,802
Crocs, Inc. (a)	492	71,802
Deckers Outdoor Corp. (a)	84	81,308
G-III Apparel Group Ltd. (a)	1,506	40,767
Hanesbrands, Inc. (a) (b)	12,553	61,886
Kontoor Brands, Inc.	664	43,924
Lululemon Athletica, Inc. (a)	384	114,701
Movado Group, Inc.	665	16,532
NIKE, Inc. Class B	6,006	452,672
Oxford Industries, Inc. (b)	167	16,725
PVH Corp.	722	76,438
Ralph Lauren Corp.	566	99,084
Skechers USA, Inc. Class A (a)	1,586	109,624
Steven Madden Ltd.	742	31,387
Tapestry, Inc.	2,785	119,170
Under Armour, Inc. Class A (a)	6,253	41,708
Under Armour, Inc. Class C (a)	6,318	41,257
VF Corp. (b)	10,964	148,014
Wolverine World Wide, Inc. (b)	2,634	35,612
		1,740,921
TOBACCO — 0.8%
Altria Group, Inc.	24,969	1,137,338
Philip Morris International, Inc.	16,994	1,722,002
Universal Corp.	974	46,937
Vector Group Ltd.	4,656	49,214
		2,955,491
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	3,420	162,553
Applied Industrial Technologies, Inc.	229	44,426
Boise Cascade Co.	476	56,749
Core & Main, Inc. Class A (a)	909	44,486
DNOW, Inc. (a)	1,775	24,371
DXP Enterprises, Inc. (a)	253	11,597
Fastenal Co.	1,908	119,899
GATX Corp.	398	52,679
GMS, Inc. (a)	479	38,612
MSC Industrial Direct Co., Inc. Class A	760	60,276
Rush Enterprises, Inc. Class A	1,180	49,407
United Rentals, Inc.	333	215,361
Watsco, Inc.	256	118,589
WESCO International, Inc.	840	133,157
WW Grainger, Inc.	184	166,012
		1,298,174
WATER UTILITIES — 0.1%
American States Water Co.	251	18,215
American Water Works Co., Inc.	1,583	204,460
California Water Service Group	434	21,045
Essential Utilities, Inc.	2,729	101,874
Middlesex Water Co.	56	2,926
Security Description	Shares	Value
SJW Group	213	$11,549
		360,069
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	479	4,608
Telephone & Data Systems, Inc.	3,288	68,160
T-Mobile U.S., Inc.	7,558	1,331,569
		1,404,337
TOTAL COMMON STOCKS (Cost $323,360,306)		352,512,083
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	409
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	674,640	674,843
State Street Navigator Securities Lending Portfolio II (c) (h)	1,228,745	1,228,745
TOTAL SHORT-TERM INVESTMENTS (Cost $1,903,529)		1,903,588
TOTAL INVESTMENTS — 100.4% (Cost $325,263,835)		354,416,080
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,502,113)
NET ASSETS — 100.0%		$352,913,967
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$352,512,083	$—	$0(a)	$352,512,083
Warrants	409	—	—	409
Short-Term Investments	1,903,588	—	—	1,903,588
TOTAL INVESTMENTS	$354,416,080	$—	$0	$354,416,080
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	5,211	$381,341	$172,755	$133,805	$(25,843)	$33,124	5,778	$427,572	$11,397
State Street Institutional Liquid Reserves Fund, Premier Class	317,946	318,010	11,766,574	11,409,771	(26)	56	674,640	674,843	20,094
State Street Navigator Securities Lending Portfolio II	868,772	868,772	13,582,664	13,222,691	—	—	1,228,745	1,228,745	7,077
Total		$1,568,123	$25,521,993	$24,766,267	$(25,869)	$33,180		$2,331,160	$38,568
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.5%
Tesla, Inc. (a)	22,452	$4,442,802
BUILDING PRODUCTS — 2.1%
Gibraltar Industries, Inc. (a)	55,483	3,803,359
CONSTRUCTION & ENGINEERING — 7.8%
Ameresco, Inc. Class A (a)	156,861	4,519,166
Arcosa, Inc.	65,657	5,476,450
Valmont Industries, Inc.	14,762	4,051,431
		14,047,047
DIVERSIFIED CONSUMER SERVICES — 2.3%
ADT, Inc.	533,455	4,054,258
ELECTRIC UTILITIES — 15.4%
ALLETE, Inc.	88,387	5,510,929
Avangrid, Inc.	158,228	5,621,841
Centrais Eletricas Brasileiras SA ADR (b)	639,882	4,114,441
Constellation Energy Corp.	25,604	5,127,713
Enel Chile SA ADR	217,676	609,493
Genie Energy Ltd. Class B	78,475	1,147,305
NextEra Energy, Inc.	77,174	5,464,691
		27,596,413
ELECTRICAL EQUIPMENT — 30.2%
American Superconductor Corp. (a)	155,198	3,630,081
Array Technologies, Inc. (a)	424,824	4,358,694
Ballard Power Systems, Inc. (a) (b)	1,579,219	3,553,243
Bloom Energy Corp. Class A (a) (b)	364,261	4,458,555
Fluence Energy, Inc. (a) (b)	174,225	3,021,062
GE Vernova, Inc. (a)	31,376	5,381,298
Generac Holdings, Inc. (a)	39,038	5,161,604
NEXTracker, Inc. Class A (a)	92,546	4,338,556
Plug Power, Inc. (a) (b)	1,910,050	4,450,417
Shoals Technologies Group, Inc. Class A (a)	788,820	4,922,237
SunPower Corp. (a) (b)	1,654,938	4,898,616
Sunrun, Inc. (a) (b)	380,673	4,514,782
TPI Composites, Inc. (a) (b)	367,053	1,464,541
		54,153,686
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Corning, Inc.	104,800	4,071,480
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 17.3%
AES Corp.	283,646	4,983,660
Altus Power, Inc. (a)	662,039	2,595,193
Atlantica Sustainable Infrastructure PLC	253,241	5,558,640
Montauk Renewables, Inc. (a)	166,504	949,073
Ormat Technologies, Inc.	73,961	5,303,004
Security Description	Shares	Value
ReNew Energy Global PLC Class A (a) (b)	474,271	$2,959,451
Sunnova Energy International, Inc. (a) (b)	1,023,336	5,710,215
TransAlta Corp. (b)	400,308	2,834,180
		30,893,416
MACHINERY — 4.0%
Cummins, Inc.	14,618	4,048,163
Hyster-Yale, Inc.	44,074	3,073,280
		7,121,443
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.9%
Applied Materials, Inc.	16,735	3,949,293
Canadian Solar, Inc. (a) (b)	303,639	4,478,675
Daqo New Energy Corp. ADR (a) (b)	273,415	3,991,859
Enphase Energy, Inc. (a)	41,483	4,136,270
First Solar, Inc. (a)	18,581	4,189,272
JinkoSolar Holding Co. Ltd. ADR (b)	218,853	4,534,634
SolarEdge Technologies, Inc. (a) (b)	124,889	3,154,696
		28,434,699
TOTAL COMMON STOCKS (Cost $269,652,525)		178,618,603
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	108,981	109,013
State Street Navigator Securities Lending Portfolio II (e) (f)	15,807,447	15,807,447
TOTAL SHORT-TERM INVESTMENTS (Cost $15,916,453)		15,916,460
TOTAL INVESTMENTS — 108.7% (Cost $285,568,978)		194,535,063
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(15,588,806)
NET ASSETS — 100.0%		$178,946,257
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$178,618,603	$—	$—	$178,618,603
Short-Term Investments	15,916,460	—	—	15,916,460
TOTAL INVESTMENTS	$194,535,063	$—	$—	$194,535,063

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2	$2	$6,684,912	$6,576,004	$96	$7	108,981	$109,013	$18,809
State Street Navigator Securities Lending Portfolio II	33,532,944	33,532,944	139,478,223	157,203,720	—	—	15,807,447	15,807,447	369,960
Total		$33,532,946	$146,163,135	$163,779,724	$96	$7		$15,916,460	$388,769
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 51.9%
Boeing Co. (a)	3,576	$650,868
BWX Technologies, Inc.	4,596	436,620
Ducommun, Inc. (a)	3,281	190,495
Elbit Systems Ltd.	923	163,029
General Dynamics Corp.	1,398	405,616
HEICO Corp.	2,897	647,798
Hexcel Corp.	10,105	631,057
Huntington Ingalls Industries, Inc.	1,691	416,544
L3Harris Technologies, Inc.	2,983	669,922
Lockheed Martin Corp.	1,423	664,683
Moog, Inc. Class A	3,886	650,128
Northrop Grumman Corp.	1,529	666,567
Rocket Lab USA, Inc. (a)	140,772	675,706
RTX Corp.	6,118	614,186
TransDigm Group, Inc.	311	397,337
		7,880,556
COMMUNICATIONS EQUIPMENT — 2.4%
Viasat, Inc. (a)	28,847	366,357
CONTAINERS & PACKAGING — 2.4%
Ball Corp.	6,127	367,742
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
Iridium Communications, Inc.	23,735	631,826
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.3%
Amphenol Corp. Class A	5,989	403,479
Coherent Corp. (a)	5,841	423,239
Teledyne Technologies, Inc. (a)	1,645	638,227
TTM Technologies, Inc. (a)	20,442	397,188
		1,862,133
ENERGY EQUIPMENT & SERVICES — 7.4%
Oceaneering International, Inc. (a)	29,609	700,549
TechnipFMC PLC	16,507	431,658
		1,132,207
INDUSTRIAL CONGLOMERATES — 4.4%
Honeywell International, Inc.	3,133	669,021
Security Description	Shares	Value
MACHINERY — 6.2%
ESCO Technologies, Inc.	5,173	$543,372
Standex International Corp.	2,460	396,429
		939,801
PROFESSIONAL SERVICES — 6.0%
KBR, Inc.	6,388	409,726
Leidos Holdings, Inc.	2,845	415,029
Planet Labs PBC (a) (b)	50,673	94,252
		919,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	1,725	393,748
TOTAL COMMON STOCKS (Cost $12,780,329)		15,162,398
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d) (Cost $31,288)	31,281	31,290
TOTAL INVESTMENTS — 100.0% (Cost $12,811,617)		15,193,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(3,256)
NET ASSETS — 100.0%		$15,190,432
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,162,398	$—	$—	$15,162,398
Short-Term Investment	31,290	—	—	31,290
TOTAL INVESTMENTS	$15,193,688	$—	$—	$15,193,688
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,788	$22,793	$229,596	$221,108	$7	$2	31,281	$31,290	$1,160
State Street Navigator Securities Lending Portfolio II	1,289,659	1,289,659	4,814,642	6,104,301	—	—	—	—	1,872
Total		$1,312,452	$5,044,238	$6,325,409	$7	$2		$31,290	$3,032
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 29.5%
AeroVironment, Inc. (a)	4,543	$827,553
Boeing Co. (a)	5,411	984,856
Ducommun, Inc. (a)	12,356	717,389
Elbit Systems Ltd.	3,475	613,789
Embraer SA ADR (a)	26,150	674,670
General Dynamics Corp.	2,629	762,778
HEICO Corp.	4,360	974,940
Hexcel Corp.	15,210	949,865
Huntington Ingalls Industries, Inc.	3,181	783,576
Kratos Defense & Security Solutions, Inc. (a)	48,053	961,541
L3Harris Technologies, Inc.	4,490	1,008,364
Leonardo DRS, Inc. (a)	31,063	792,417
Lockheed Martin Corp.	2,142	1,000,528
Mercury Systems, Inc. (a)	25,622	691,538
Moog, Inc. Class A	5,849	978,538
Northrop Grumman Corp.	2,302	1,003,557
Rocket Lab USA, Inc. (a) (b)	211,928	1,017,254
RTX Corp.	9,257	929,310
Textron, Inc.	8,947	768,189
V2X, Inc. (a)	12,509	599,932
		17,040,584
COMMUNICATIONS EQUIPMENT — 8.5%
Cisco Systems, Inc.	21,553	1,023,983
F5, Inc. (a)	5,850	1,007,546
Juniper Networks, Inc.	27,663	1,008,593
NetScout Systems, Inc. (a)	52,860	966,809
Viasat, Inc. (a)	69,312	880,262
		4,887,193
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Iridium Communications, Inc.	35,916	956,084
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.2%
908 Devices, Inc. (a)	34,430	177,315
Amphenol Corp. Class A	11,265	758,923
Coherent Corp. (a)	10,987	796,118
MicroVision, Inc. (a) (b)	610,619	647,256
Mirion Technologies, Inc. (a)	75,936	815,553
OSI Systems, Inc. (a)	7,087	974,604
Sanmina Corp. (a)	11,438	757,767
Teledyne Technologies, Inc. (a)	2,488	965,294
		5,892,830
ENERGY EQUIPMENT & SERVICES — 1.8%
Oceaneering International, Inc. (a)	44,566	1,054,431
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Varex Imaging Corp. (a)	49,857	734,394
INTERACTIVE MEDIA & SERVICES — 1.7%
Ziff Davis, Inc. (a)	17,748	977,027
IT SERVICES — 5.4%
Akamai Technologies, Inc. (a)	11,122	1,001,870
Cloudflare, Inc. Class A (a)	13,037	1,079,855
Security Description	Shares	Value
Okta, Inc. (a)	11,070	$1,036,262
		3,117,987
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	14,928	952,556
PROFESSIONAL SERVICES — 6.8%
CACI International, Inc. Class A (a)	1,811	778,966
KBR, Inc.	12,017	770,770
Leidos Holdings, Inc.	6,800	991,984
Parsons Corp. (a)	12,779	1,045,450
Planet Labs PBC (a) (b)	190,806	354,899
		3,942,069
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Broadcom, Inc.	658	1,056,439
SOFTWARE — 29.6%
A10 Networks, Inc.	70,099	970,871
BlackBerry Ltd. (a) (b)	356,822	884,919
Check Point Software Technologies Ltd. (a)	6,222	1,026,630
Crowdstrike Holdings, Inc. Class A (a)	2,538	972,536
CyberArk Software Ltd. (a)	3,941	1,077,548
Datadog, Inc. Class A (a)	8,298	1,076,168
Fortinet, Inc. (a)	16,305	982,702
N-able, Inc. (a)	67,947	1,034,833
OneSpan, Inc. (a)	61,615	789,904
Palo Alto Networks, Inc. (a)	3,074	1,042,117
Qualys, Inc. (a)	6,998	997,915
Radware Ltd. (a)	44,869	818,411
Rapid7, Inc. (a)	25,575	1,105,607
SentinelOne, Inc. Class A (a)	54,319	1,143,415
Tenable Holdings, Inc. (a)	23,539	1,025,830
Varonis Systems, Inc. (a)	23,124	1,109,258
Zscaler, Inc. (a)	5,234	1,005,922
		17,064,586
TOTAL COMMON STOCKS (Cost $54,316,040)		57,676,180
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	47,060	47,074
State Street Navigator Securities Lending Portfolio II (e) (f)	1,256,763	1,256,763
TOTAL SHORT-TERM INVESTMENTS (Cost $1,303,834)		1,303,837
TOTAL INVESTMENTS — 102.2% (Cost $55,619,874)		58,980,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(1,269,645)
NET ASSETS — 100.0%		$57,710,372

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$57,676,180	$—	$—	$57,676,180
Short-Term Investments	1,303,837	—	—	1,303,837
TOTAL INVESTMENTS	$58,980,017	$—	$—	$58,980,017

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,231	$58,242	$2,239,364	$2,250,628	$94	$2	47,060	$47,074	$3,533
State Street Navigator Securities Lending Portfolio II	2,266,047	2,266,047	14,277,831	15,287,115	—	—	1,256,763	1,256,763	28,206
Total		$2,324,289	$16,517,195	$17,537,743	$94	$2		$1,303,837	$31,739
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.7%
Gentex Corp.	6,624	$223,295
BUILDING PRODUCTS — 8.1%
Carrier Global Corp.	5,817	366,936
Johnson Controls International PLC	5,261	349,699
Resideo Technologies, Inc. (a)	18,400	359,904
		1,076,539
COMMERCIAL SERVICES & SUPPLIES — 5.3%
Tetra Tech, Inc.	1,758	359,476
Veralto Corp.	3,703	353,525
		713,001
DIVERSIFIED CONSUMER SERVICES — 2.8%
ADT, Inc.	50,139	381,056
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
BCE, Inc. (b)	6,729	217,818
ELECTRIC UTILITIES — 1.6%
NRG Energy, Inc.	2,846	221,590
ELECTRICAL EQUIPMENT — 17.3%
Acuity Brands, Inc.	898	216,813
AMETEK, Inc.	1,328	221,391
Blink Charging Co. (a) (b)	109,734	300,671
Bloom Energy Corp. Class A (a) (b)	24,448	299,244
ChargePoint Holdings, Inc. (a) (b)	208,463	314,779
Generac Holdings, Inc. (a)	2,624	346,945
Shoals Technologies Group, Inc. Class A (a)	52,953	330,427
Stem, Inc. (a)	248,446	275,775
		2,306,045
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.0%
Arlo Technologies, Inc. (a)	27,508	358,704
Badger Meter, Inc.	1,980	368,973
Itron, Inc. (a)	3,459	342,303
MicroVision, Inc. (a) (b)	148,162	157,052
SmartRent, Inc. (a)	58,504	139,825
TE Connectivity Ltd.	1,531	230,308
		1,597,165
ENERGY EQUIPMENT & SERVICES — 2.8%
Select Water Solutions, Inc.	34,737	371,686
ENTERTAINMENT — 1.8%
Roku, Inc. (a)	4,094	245,353
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.7%
Atlantica Sustainable Infrastructure PLC	10,478	229,992
INDUSTRIAL CONGLOMERATES — 1.8%
Honeywell International, Inc.	1,107	236,389
INTERACTIVE MEDIA & SERVICES — 1.6%
Baidu, Inc. ADR (a) (b)	2,445	211,444
Security Description	Shares	Value
MACHINERY — 11.4%
Chart Industries, Inc. (a)	1,576	$227,480
Energy Recovery, Inc. (a)	14,484	192,492
Mueller Water Products, Inc. Class A	20,885	374,259
Pentair PLC	4,682	358,969
Xylem, Inc.	2,662	361,047
		1,514,247
OIL, GAS & CONSUMABLE FUELS — 5.3%
BP PLC ADR	6,489	234,253
Shell PLC ADR	3,277	236,534
Suncor Energy, Inc.	6,063	231,000
		701,787
PROFESSIONAL SERVICES — 3.6%
NV5 Global, Inc. (a)	2,481	230,659
Parsons Corp. (a)	2,999	245,348
		476,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
ON Semiconductor Corp. (a)	3,027	207,501
Silicon Laboratories, Inc. (a)	3,073	339,966
STMicroelectronics NV (b)	5,101	200,367
		747,834
SOFTWARE — 7.0%
Alarm.com Holdings, Inc. (a)	5,915	375,839
Aspen Technology, Inc. (a)	1,128	224,055
Rekor Systems, Inc. (a)	61,801	95,791
Roper Technologies, Inc.	413	232,792
		928,477
SPECIALTY RETAIL — 2.2%
EVgo, Inc. (a) (b)	117,635	288,206
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Core & Main, Inc. Class A (a)	4,558	223,068
WATER UTILITIES — 1.2%
Consolidated Water Co. Ltd.	5,918	157,064
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Rogers Communications, Inc. Class B	5,995	221,695
TOTAL COMMON STOCKS (Cost $18,685,070)		13,289,758
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	6,236	6,238

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	833,420	$833,420
TOTAL SHORT-TERM INVESTMENTS (Cost $839,658)		839,658
TOTAL INVESTMENTS — 106.1% (Cost $19,524,728)		14,129,416
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(817,068)
NET ASSETS — 100.0%		$13,312,348
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,289,758	$—	$—	$13,289,758
Short-Term Investments	839,658	—	—	839,658
TOTAL INVESTMENTS	$14,129,416	$—	$—	$14,129,416

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,700	$42,709	$755,967	$792,444	$6	$—	6,236	$6,238	$1,679
State Street Navigator Securities Lending Portfolio II	2,190,208	2,190,208	15,186,851	16,543,639	—	—	833,420	833,420	68,734
Total		$2,232,917	$15,942,818	$17,336,083	$6	$—		$839,658	$70,413
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 8.8%
AeroVironment, Inc. (a)	94,662	$17,243,630
Boeing Co. (a)	50,191	9,135,264
BWX Technologies, Inc.	30,279	2,876,505
Ducommun, Inc. (a)	69,751	4,049,743
EHang Holdings Ltd. ADR (a) (b)	1,158,519	15,732,688
Embraer SA ADR (a)	278,179	7,177,018
General Dynamics Corp.	27,786	8,061,830
HEICO Corp.	43,547	9,737,545
Hexcel Corp.	58,174	3,632,966
Huntington Ingalls Industries, Inc.	22,440	5,527,645
Kratos Defense & Security Solutions, Inc. (a)	827,655	16,561,376
L3Harris Technologies, Inc.	18,860	4,235,579
Leonardo DRS, Inc. (a)	335,755	8,565,110
Lockheed Martin Corp.	34,147	15,950,064
Mercury Systems, Inc. (a)	176,397	4,760,955
Moog, Inc. Class A	23,320	3,901,436
Northrop Grumman Corp.	27,010	11,775,009
Rocket Lab USA, Inc. (a) (b)	911,200	4,373,760
RTX Corp.	38,898	3,904,970
Textron, Inc.	74,045	6,357,504
TransDigm Group, Inc.	1,996	2,550,110
		166,110,707
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	182,489	1,275,598
Aptiv PLC (a)	11,998	844,899
BorgWarner, Inc.	38,702	1,247,752
Dana, Inc.	107,274	1,300,161
Garrett Motion, Inc. (a)	155,592	1,336,535
Gentex Corp.	138,552	4,670,588
Gentherm, Inc. (a)	27,500	1,356,300
Lear Corp.	7,955	908,541
Luminar Technologies, Inc. (a) (b)	520,707	775,853
Mobileye Global, Inc. Class A (a) (b)	27,516	772,787
Modine Manufacturing Co. (a)	9,952	997,091
Visteon Corp. (a)	44,724	4,772,051
		20,258,156
AUTOMOBILES — 1.4%
Canoo, Inc. (a)	608,147	1,295,353
Ford Motor Co.	82,143	1,030,073
General Motors Co.	28,464	1,322,437
Honda Motor Co. Ltd. ADR (b)	42,632	1,374,456
Li Auto, Inc. ADR (a) (b)	80,974	1,447,815
Lucid Group, Inc. (a) (b)	829,570	2,165,178
NIO, Inc. ADR (a) (b)	532,763	2,216,294
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	1,065,370	838,020
Rivian Automotive, Inc. Class A (a) (b)	183,327	2,460,248
Security Description	Shares	Value
Stellantis NV	210,269	$4,173,840
Tesla, Inc. (a)	18,111	3,583,805
Toyota Motor Corp. ADR (b)	7,512	1,539,735
XPeng, Inc. ADR (a)	323,314	2,369,891
		25,817,145
BANKS — 1.9%
Banco Santander SA ADR	2,012,621	9,318,435
Bank of Nova Scotia (b)	122,340	5,593,385
Grupo Financiero Galicia SA ADR (a) (b)	83,118	2,540,086
ING Groep NV ADR (b)	339,597	5,820,693
Inter & Co., Inc. Class A	943,393	5,801,867
Itau Unibanco Holding SA ADR	244,830	1,429,807
Toronto-Dominion Bank (b)	105,875	5,818,890
		36,323,163
BIOTECHNOLOGY — 4.5%
4D Molecular Therapeutics, Inc. (a)	83,360	1,749,726
Allogene Therapeutics, Inc. (a) (b)	761,456	1,774,193
Alnylam Pharmaceuticals, Inc. (a)	13,115	3,186,945
Arcturus Therapeutics Holdings, Inc. (a)	88,141	2,146,233
Arrowhead Pharmaceuticals, Inc. (a)	74,960	1,948,210
Autolus Therapeutics PLC ADR (a) (b)	525,287	1,827,999
Avidity Biosciences, Inc. (a)	49,947	2,040,335
Beam Therapeutics, Inc. (a) (b)	77,590	1,817,934
Biogen, Inc. (a)	9,030	2,093,335
BioMarin Pharmaceutical, Inc. (a)	17,805	1,465,886
BioNTech SE ADR (a)	23,489	1,887,576
CareDx, Inc. (a)	109,131	1,694,804
CRISPR Therapeutics AG (a) (b)	31,892	1,722,487
Editas Medicine, Inc. (a) (b)	329,036	1,536,598
Fate Therapeutics, Inc. (a)	555,508	1,822,066
Grifols SA ADR (a)	465,830	2,937,058
Ideaya Biosciences, Inc. (a)	35,076	1,231,518
Immatics NV (a)	122,640	1,425,077
Intellia Therapeutics, Inc. (a)	67,762	1,516,514
Ionis Pharmaceuticals, Inc. (a)	37,551	1,789,681
Iovance Biotherapeutics, Inc. (a)	212,419	1,703,600
Krystal Biotech, Inc. (a) (b)	11,092	2,036,935
Legend Biotech Corp. ADR (a) (b)	42,846	1,897,649
Merus NV (a) (b)	45,243	2,677,028
Moderna, Inc. (a)	14,127	1,677,581
Natera, Inc. (a)	16,949	1,835,407
Neurogene, Inc. (a)	48,236	1,755,308
Novavax, Inc. (a) (b)	133,828	1,694,263
Ocugen, Inc. (a) (b)	1,278,639	1,981,890
Recursion Pharmaceuticals, Inc. Class A (a) (b)	145,155	1,088,663

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,485	$1,560,780
REGENXBIO, Inc. (a)	149,884	1,753,643
Rocket Pharmaceuticals, Inc. (a)	88,461	1,904,565
Roivant Sciences Ltd. (a) (b)	132,077	1,396,054
Sarepta Therapeutics, Inc. (a)	17,650	2,788,700
Twist Bioscience Corp. (a)	220,789	10,880,482
Ultragenyx Pharmaceutical, Inc. (a)	46,635	1,916,699
Vertex Pharmaceuticals, Inc. (a)	3,333	1,562,244
Verve Therapeutics, Inc. (a) (b)	352,872	1,722,015
Vir Biotechnology, Inc. (a)	202,090	1,798,601
Xencor, Inc. (a)	95,581	1,809,348
		85,055,630
BROADLINE RETAIL — 0.9%
Alibaba Group Holding Ltd. ADR	44,907	3,233,304
Jumia Technologies AG ADR (a)	475,398	3,337,294
MercadoLibre, Inc. (a)	6,031	9,911,345
		16,481,943
BUILDING PRODUCTS — 1.3%
Carrier Global Corp.	116,951	7,377,269
Gibraltar Industries, Inc. (a)	13,209	905,477
Johnson Controls International PLC	119,177	7,921,695
Resideo Technologies, Inc. (a)	385,459	7,539,578
		23,744,019
CAPITAL MARKETS — 1.6%
Charles Schwab Corp.	74,993	5,526,234
Coinbase Global, Inc. Class A (a)	86,507	19,224,451
Robinhood Markets, Inc. Class A (a)	249,868	5,674,502
		30,425,187
CHEMICALS — 1.5%
Aspen Aerogels, Inc. (a)	51,459	1,227,297
Cabot Corp.	101,103	9,290,355
Corteva, Inc.	40,017	2,158,517
FMC Corp.	51,807	2,981,493
Huntsman Corp.	216,859	4,937,880
Mosaic Co.	78,938	2,281,308
Nutrien Ltd. (b)	58,511	2,978,795
Scotts Miracle-Gro Co. (b)	33,473	2,177,753
		28,033,398
COMMERCIAL SERVICES & SUPPLIES — 0.5%
MSA Safety, Inc.	27,992	5,253,819
Tetra Tech, Inc.	9,625	1,968,120
Veralto Corp.	20,915	1,996,755
		9,218,694
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	92,716	4,404,937
F5, Inc. (a)	15,444	2,659,920
Juniper Networks, Inc.	76,475	2,788,279
NetScout Systems, Inc. (a)	144,712	2,646,783
Security Description	Shares	Value
Viasat, Inc. (a) (b)	351,979	$4,470,133
		16,970,052
CONSTRUCTION & ENGINEERING — 0.6%
Ameresco, Inc. Class A (a) (b)	223,871	6,449,724
Arcosa, Inc.	15,018	1,252,651
Valmont Industries, Inc.	14,630	4,015,203
		11,717,578
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR	589,506	3,766,943
CONSUMER FINANCE — 2.7%
Ally Financial, Inc.	147,210	5,839,821
Green Dot Corp. Class A (a)	393,225	3,715,976
Kaspi.KZ JSC ADR	24,068	3,105,013
LendingClub Corp. (a)	1,348,898	11,411,677
Lufax Holding Ltd. ADR (b)	2,859,753	6,777,614
SoFi Technologies, Inc. (a) (b)	1,211,130	8,005,569
Upstart Holdings, Inc. (a) (b)	488,452	11,522,583
		50,378,253
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	45,190	2,241,424
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	13,205	1,859,396
Ball Corp.	38,354	2,302,007
		4,161,403
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	1,162,713	8,836,619
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Bandwidth, Inc. Class A (a)	84,463	1,425,735
BCE, Inc. (b)	141,263	4,572,683
Iridium Communications, Inc.	336,962	8,969,929
		14,968,347
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	102,002	6,359,825
Avangrid, Inc.	183,738	6,528,211
Centrais Eletricas Brasileiras SA ADR (b)	843,748	5,425,300
Constellation Energy Corp.	28,976	5,803,023
NextEra Energy, Inc.	93,138	6,595,102
NRG Energy, Inc.	63,348	4,932,275
		35,643,736
ELECTRICAL EQUIPMENT — 3.0%
Acuity Brands, Inc.	18,354	4,431,390
American Superconductor Corp. (a)	48,586	1,136,427
AMETEK, Inc.	8,012	1,335,680
Array Technologies, Inc. (a)	121,731	1,248,960
Ballard Power Systems, Inc. (a) (b)	1,010,658	2,273,980
Blink Charging Co. (a) (b)	1,584,693	4,342,059
Bloom Energy Corp. Class A (a) (b)	275,794	3,375,719

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ChargePoint Holdings, Inc. (a) (b)	1,107,511	$1,672,342
Emerson Electric Co.	50,676	5,582,468
Fluence Energy, Inc. (a) (b)	53,639	930,100
GE Vernova, Inc. (a)	7,563	1,297,130
Generac Holdings, Inc. (a)	65,996	8,725,991
NEXTracker, Inc. Class A (a)	24,338	1,140,965
Plug Power, Inc. (a) (b)	1,094,374	2,549,891
Rockwell Automation, Inc.	19,813	5,454,123
Sensata Technologies Holding PLC	24,353	910,559
Shoals Technologies Group, Inc. Class A (a)	512,746	3,199,535
Sociedad Quimica y Minera de Chile SA ADR (b)	49,175	2,003,881
Stem, Inc. (a)	1,637,417	1,817,533
SunPower Corp. (a) (b)	452,945	1,340,717
Sunrun, Inc. (a) (b)	103,246	1,224,498
		55,993,948
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.8%
Amphenol Corp. Class A	39,425	2,656,062
Arlo Technologies, Inc. (a)	562,164	7,330,619
Badger Meter, Inc.	10,901	2,031,401
Cognex Corp.	122,636	5,734,459
Coherent Corp. (a)	87,766	6,359,524
Corning, Inc.	24,438	949,416
Hollysys Automation Technologies Ltd. (a) (b)	226,697	4,905,723
IPG Photonics Corp. (a)	39,677	3,348,342
Itron, Inc. (a)	18,897	1,870,047
Mirion Technologies, Inc. (a)	824,112	8,850,963
Novanta, Inc. (a)	20,817	3,395,461
OSI Systems, Inc. (a)	107,304	14,756,446
Ouster, Inc. (a)	707,269	6,952,454
PAR Technology Corp. (a) (b)	115,284	5,428,724
Sanmina Corp. (a)	181,342	12,013,908
TE Connectivity Ltd.	32,664	4,913,646
Teledyne Technologies, Inc. (a)	54,582	21,176,724
Trimble, Inc. (a)	65,861	3,682,947
TTM Technologies, Inc. (a)	145,662	2,830,213
Vontier Corp.	39,782	1,519,673
Zebra Technologies Corp. Class A (a)	23,243	7,180,460
		127,887,212
ENERGY EQUIPMENT & SERVICES — 1.7%
Helix Energy Solutions Group, Inc. (a)	312,178	3,727,405
Oceaneering International, Inc. (a)	886,159	20,966,522
Select Water Solutions, Inc.	227,068	2,429,628
TechnipFMC PLC	216,461	5,660,455
		32,784,010
ENTERTAINMENT — 1.4%
Bilibili, Inc. ADR (a)	222,349	3,433,068
Security Description	Shares	Value
Electronic Arts, Inc.	23,530	$3,278,435
iQIYI, Inc. ADR (a)	522,684	1,918,250
NetEase, Inc. ADR	29,865	2,854,497
ROBLOX Corp. Class A (a)	71,973	2,678,115
Roku, Inc. (a)	81,420	4,879,501
Sea Ltd. ADR (a)	35,530	2,537,553
Take-Two Interactive Software, Inc. (a)	15,727	2,445,391
Tencent Music Entertainment Group ADR	228,941	3,216,621
		27,241,431
FINANCIAL SERVICES — 5.0%
Block, Inc. (a)	55,267	3,564,169
Dlocal Ltd. (a) (b)	504,260	4,079,463
Euronet Worldwide, Inc. (a)	36,777	3,806,420
Fidelity National Information Services, Inc.	50,330	3,792,869
Fiserv, Inc. (a)	26,406	3,935,550
Flywire Corp. (a)	240,967	3,949,449
Global Payments, Inc.	39,622	3,831,447
Marqeta, Inc. Class A (a)	711,515	3,899,102
Mastercard, Inc. Class A	19,291	8,510,418
Nuvei Corp. (b)	124,102	4,018,423
Pagseguro Digital Ltd. Class A (a)	320,884	3,751,134
Paymentus Holdings, Inc. Class A (a)	206,653	3,926,407
Payoneer Global, Inc. (a)	502,116	2,781,723
PayPal Holdings, Inc. (a)	61,767	3,584,339
Paysafe Ltd. (a)	813,636	14,385,085
Repay Holdings Corp. (a)	350,208	3,698,196
Rocket Cos., Inc. Class A (a)	782,772	10,723,976
Shift4 Payments, Inc. Class A (a) (b)	54,351	3,986,646
Visa, Inc. Class A	14,555	3,820,251
		94,045,067
FOOD PRODUCTS — 0.3%
Beyond Meat, Inc. (a) (b)	459,894	3,085,889
Darling Ingredients, Inc. (a)	56,877	2,090,230
		5,176,119
GROUND TRANSPORTATION — 0.6%
Avis Budget Group, Inc. (b)	24,194	2,528,757
Grab Holdings Ltd. Class A (a)	1,220,486	4,332,725
Lyft, Inc. Class A (a)	161,573	2,278,179
Uber Technologies, Inc. (a)	37,992	2,761,259
		11,900,920
HEALTH CARE EQUIPMENT & SUPPLIES — 7.5%
Abbott Laboratories	48,138	5,002,020
Alphatec Holdings, Inc. (a)	295,866	3,091,800
Boston Scientific Corp. (a)	69,247	5,332,711
CONMED Corp.	48,927	3,391,620
Dentsply Sirona, Inc.	147,499	3,674,200
Dexcom, Inc. (a)	81,708	9,264,053
Globus Medical, Inc. Class A (a)	90,696	6,211,769

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Inspire Medical Systems, Inc. (a)	59,599	$7,976,134
Intuitive Surgical, Inc. (a)	26,684	11,870,377
iRhythm Technologies, Inc. (a)	136,837	14,729,135
Koninklijke Philips NV (a) (b)	73,381	1,849,201
Masimo Corp. (a)	107,580	13,548,625
Medtronic PLC	125,882	9,908,172
Omnicell, Inc. (a)	336,220	9,101,475
Paragon 28, Inc. (a) (b)	627,562	4,292,524
Penumbra, Inc. (a)	17,377	3,127,339
PROCEPT BioRobotics Corp. (a)	87,553	5,348,613
ResMed, Inc.	16,172	3,095,644
Smith & Nephew PLC ADR (b)	132,706	3,288,455
Stryker Corp.	17,726	6,031,272
Varex Imaging Corp. (a)	485,209	7,147,129
Zimmer Biomet Holdings, Inc.	31,582	3,427,594
		140,709,862
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Accolade, Inc. (a)	289,913	1,037,889
Cigna Group	5,913	1,954,660
CorVel Corp. (a)	6,984	1,775,822
CVS Health Corp.	33,624	1,985,833
HealthEquity, Inc. (a)	73,631	6,346,992
Hims & Hers Health, Inc. (a)	168,492	3,401,854
McKesson Corp.	6,175	3,606,447
ModivCare, Inc. (a)	70,118	1,839,896
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	271,875	2,052,656
Premier, Inc. Class A	101,965	1,903,687
Privia Health Group, Inc. (a)	221,733	3,853,720
Quest Diagnostics, Inc.	13,848	1,895,514
UnitedHealth Group, Inc.	3,731	1,900,049
		33,555,019
HEALTH CARE TECHNOLOGY — 0.7%
Doximity, Inc. Class A (a)	64,468	1,803,170
Evolent Health, Inc. Class A (a)	77,179	1,475,662
GoodRx Holdings, Inc. Class A (a) (b)	448,111	3,495,266
LifeMD, Inc. (a)	485,957	3,333,665
Teladoc Health, Inc. (a)	336,109	3,287,146
		13,394,909
HOUSEHOLD DURABLES — 0.9%
Garmin Ltd.	60,337	9,830,104
iRobot Corp. (a)	567,308	5,168,176
Sony Group Corp. ADR	28,675	2,435,941
		17,434,221
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp.	337,871	5,936,393
Altus Power, Inc. (a) (b)	1,342,886	5,264,113
Atlantica Sustainable Infrastructure PLC (b)	348,083	7,640,422
Ormat Technologies, Inc.	106,917	7,665,949
ReNew Energy Global PLC Class A (a)	714,725	4,459,884
Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	296,167	$1,652,612
TransAlta Corp.	607,997	4,304,619
		36,923,992
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	49,521	10,574,714
INSURANCE — 0.7%
Allstate Corp.	36,834	5,880,916
Progressive Corp.	29,571	6,142,192
Sun Life Financial, Inc. (b)	39,148	1,917,861
		13,940,969
INTERACTIVE MEDIA & SERVICES — 2.7%
Alphabet, Inc. Class C	19,873	3,645,106
Baidu, Inc. ADR (a) (b)	52,982	4,581,883
Bumble, Inc. Class A (a)	314,003	3,300,172
Hello Group, Inc. ADR	499,429	3,056,505
JOYY, Inc. ADR	95,150	2,863,063
Match Group, Inc. (a)	99,567	3,024,845
Meta Platforms, Inc. Class A	19,116	9,638,670
Rumble, Inc. (a) (b)	484,984	2,691,661
Snap, Inc. Class A (a)	577,926	9,599,351
Vimeo, Inc. (a)	739,193	2,757,190
Weibo Corp. ADR	341,214	2,620,524
Yandex NV Class A (a) (c)	72,702	—
Ziff Davis, Inc. (a)	50,048	2,755,142
		50,534,112
IT SERVICES — 0.7%
Akamai Technologies, Inc. (a)	26,949	2,427,566
Cloudflare, Inc. Class A (a)	32,636	2,703,240
Okta, Inc. (a)	26,821	2,510,714
Shopify, Inc. Class A (a)	63,165	4,172,048
Twilio, Inc. Class A (a)	29,801	1,692,995
		13,506,563
LIFE SCIENCES TOOLS & SERVICES — 2.8%
Agilent Technologies, Inc.	22,371	2,899,953
Azenta, Inc. (a)	27,014	1,421,477
Bio-Techne Corp.	25,381	1,818,549
Bruker Corp.	293,806	18,747,761
Charles River Laboratories International, Inc. (a)	22,244	4,595,165
Danaher Corp.	25,286	6,317,707
Maravai LifeSciences Holdings, Inc. Class A (a)	211,578	1,514,898
Mettler-Toledo International, Inc. (a)	2,240	3,130,602
Revvity, Inc.	30,075	3,153,664
Stevanato Group SpA (b)	211,241	3,874,160
Thermo Fisher Scientific, Inc.	9,005	4,979,765
		52,453,701
MACHINERY — 3.6%
3D Systems Corp. (a)	2,677,453	8,219,781
AGCO Corp.	29,830	2,919,760

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Allison Transmission Holdings, Inc.	18,749	$1,423,049
Barnes Group, Inc.	85,618	3,545,441
Blue Bird Corp. (a)	26,195	1,410,601
Chart Industries, Inc. (a) (b)	9,820	1,417,419
CNH Industrial NV	206,675	2,093,618
Cummins, Inc.	8,273	2,291,042
Deere & Co.	17,326	6,473,513
Dover Corp.	20,683	3,732,247
Energy Recovery, Inc. (a)	149,824	1,991,161
ESCO Technologies, Inc.	36,649	3,849,611
Hyster-Yale, Inc.	24,868	1,734,046
John Bean Technologies Corp.	62,096	5,897,257
Lincoln Electric Holdings, Inc.	16,152	3,046,913
Lindsay Corp.	26,530	3,260,007
Mueller Water Products, Inc. Class A	113,578	2,035,318
PACCAR, Inc.	9,329	960,327
Pentair PLC	25,330	1,942,051
REV Group, Inc.	41,230	1,026,215
Standex International Corp.	15,049	2,425,146
Symbotic, Inc. (a) (b)	142,886	5,023,872
Xylem, Inc.	14,746	2,000,000
		68,718,395
METALS & MINING — 1.0%
ArcelorMittal SA (b)	42,813	981,702
ATI, Inc. (a)	69,779	3,869,246
Carpenter Technology Corp.	56,245	6,163,327
Kaiser Aluminum Corp.	42,200	3,709,380
POSCO Holdings, Inc. ADR (b)	50,353	3,310,206
		18,033,861
OIL, GAS & CONSUMABLE FUELS — 0.2%
BP PLC ADR	39,170	1,414,037
Shell PLC ADR	19,770	1,426,999
Suncor Energy, Inc.	37,920	1,444,752
		4,285,788
PHARMACEUTICALS — 1.2%
Bristol-Myers Squibb Co.	35,554	1,476,558
Catalent, Inc. (a)	36,840	2,071,513
Dr Reddy's Laboratories Ltd. ADR	26,971	2,054,921
Liquidia Corp. (a) (b)	733,940	8,807,280
Novartis AG ADR (b)	14,753	1,570,604
Sanofi SA ADR	32,054	1,555,260
WaVe Life Sciences Ltd. (a)	322,237	1,607,963
Zoetis, Inc.	17,420	3,019,931
		22,164,030
PROFESSIONAL SERVICES — 2.8%
CACI International, Inc. Class A (a)	18,362	7,898,047
ExlService Holdings, Inc. (a)	63,458	1,990,043
KBR, Inc.	39,732	2,548,410
Leidos Holdings, Inc.	128,207	18,702,837
NV5 Global, Inc. (a)	14,970	1,391,761
Security Description	Shares	Value
Parsons Corp. (a)	239,685	$19,608,630
		52,139,728
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Micro Devices, Inc. (a)	22,307	3,618,418
Allegro MicroSystems, Inc. (a)	31,283	883,432
Ambarella, Inc. (a)	286,809	15,473,346
Analog Devices, Inc.	12,434	2,838,185
Applied Materials, Inc.	20,229	4,773,842
Broadcom, Inc.	1,745	2,801,650
Canadian Solar, Inc. (a) (b)	84,579	1,247,540
Daqo New Energy Corp. ADR (a) (b)	72,327	1,055,974
Enphase Energy, Inc. (a)	19,100	1,904,461
First Solar, Inc. (a)	5,350	1,206,211
indie Semiconductor, Inc. Class A (a) (b)	138,460	854,298
Intel Corp.	21,970	680,411
JinkoSolar Holding Co. Ltd. ADR (b)	59,917	1,241,480
KLA Corp.	6,459	5,325,510
Micron Technology, Inc.	24,552	3,229,325
NVIDIA Corp.	41,088	5,076,011
NXP Semiconductors NV	12,424	3,343,174
ON Semiconductor Corp. (a)	97,663	6,694,799
QUALCOMM, Inc.	4,748	945,707
Silicon Laboratories, Inc. (a)	62,554	6,920,349
SolarEdge Technologies, Inc. (a) (b)	47,292	1,194,596
STMicroelectronics NV (b)	52,695	2,069,860
Synaptics, Inc. (a)	37,599	3,316,232
Teradyne, Inc.	40,167	5,956,364
Tower Semiconductor Ltd. (a)	105,846	4,160,806
Ultra Clean Holdings, Inc. (a)	71,663	3,511,487
		90,323,468
SOFTWARE — 12.4%
A10 Networks, Inc.	183,831	2,546,059
ACI Worldwide, Inc. (a)	110,834	4,387,918
Adobe, Inc. (a)	2,403	1,334,963
Agilysys, Inc. (a)	28,680	2,986,735
Alarm.com Holdings, Inc. (a)	115,387	7,331,690
ANSYS, Inc. (a)	14,628	4,702,902
Asana, Inc. Class A (a) (b)	113,477	1,587,543
Aspen Technology, Inc. (a)	36,005	7,151,673
Atlassian Corp. Class A (a)	9,319	1,648,345
Aurora Innovation, Inc. (a) (b)	253,696	702,738
Autodesk, Inc. (a)	23,334	5,773,998
Bill Holdings, Inc. (a)	51,213	2,694,828
Bit Digital, Inc. (a) (b)	3,276,564	10,419,474
Bitfarms Ltd. (a) (b)	4,853,813	12,474,299
Blackbaud, Inc. (a)	75,511	5,751,673
BlackBerry Ltd. (a) (b)	928,475	2,302,618
Box, Inc. Class A (a)	66,755	1,765,002
Check Point Software Technologies Ltd. (a)	16,193	2,671,845

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Cipher Mining, Inc. (a) (b)	1,988,440	$8,252,026
Cleanspark, Inc. (a)	497,973	7,942,669
Crowdstrike Holdings, Inc. Class A (a)	6,821	2,613,739
CyberArk Software Ltd. (a)	10,252	2,803,102
Datadog, Inc. Class A (a)	20,799	2,697,422
Dropbox, Inc. Class A (a)	77,080	1,731,988
Fortinet, Inc. (a)	43,281	2,608,546
Hive Digital Technologies Ltd. (a) (b)	3,123,045	9,618,979
Hut 8 Corp. (a)	807,088	12,098,249
Lightspeed Commerce, Inc. (a) (b)	186,063	2,547,202
Marathon Digital Holdings, Inc. (a)	443,277	8,799,048
Microsoft Corp.	13,970	6,243,892
Monday.com Ltd. (a)	9,042	2,176,952
N-able, Inc. (a)	191,977	2,923,810
OneSpan, Inc. (a)	663,689	8,508,493
Palo Alto Networks, Inc. (a)	8,021	2,719,199
PTC, Inc. (a)	90,561	16,452,217
Q2 Holdings, Inc. (a)	238,787	14,406,020
Qualys, Inc. (a)	17,603	2,510,188
Radware Ltd. (a)	148,908	2,716,082
Rapid7, Inc. (a)	65,217	2,819,331
RingCentral, Inc. Class A (a)	55,075	1,553,115
Riot Platforms, Inc. (a) (b)	849,535	7,764,750
Roper Technologies, Inc.	2,541	1,432,260
SentinelOne, Inc. Class A (a)	116,943	2,461,650
Smartsheet, Inc. Class A (a)	37,927	1,671,822
Tenable Holdings, Inc. (a)	59,086	2,574,968
Unity Software, Inc. (a)	334,098	5,432,434
Varonis Systems, Inc. (a)	58,368	2,799,913
Workiva, Inc. (a)	21,894	1,598,043
Zoom Video Communications, Inc. Class A (a)	28,638	1,695,083
Zscaler, Inc. (a)	13,855	2,662,792
		233,070,287
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a) (b)	1,120,176	2,744,431
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Apple, Inc.	64,083	13,497,162
Canaan, Inc. ADR (a) (b)	8,810,627	8,808,865
Eastman Kodak Co. (a)	733,940	3,948,597
HP, Inc.	185,323	6,490,011
Xerox Holdings Corp.	473,914	5,506,881
		38,251,516
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	49,638	$9,629,772
Core & Main, Inc. Class A (a)	26,536	1,298,672
Titan Machinery, Inc. (a)	87,772	1,395,575
		12,324,019
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc. Class B (b)	128,391	4,747,899
SK Telecom Co. Ltd. ADR (b)	206,602	4,324,180
		9,072,079
TOTAL COMMON STOCKS (Cost $1,771,928,685)		1,879,336,768
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	3,052,375	3,053,291
State Street Navigator Securities Lending Portfolio II (f) (g)	118,034,139	118,034,139
TOTAL SHORT-TERM INVESTMENTS (Cost $121,087,199)		121,087,430
TOTAL INVESTMENTS — 106.2% (Cost $1,893,015,884)		2,000,424,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(116,680,618)
NET ASSETS — 100.0%		$1,883,743,580
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,879,336,768	$—	$0(a)	$1,879,336,768
Short-Term Investments	121,087,430	—	—	121,087,430
TOTAL INVESTMENTS	$2,000,424,198	$—	$0	$2,000,424,198
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	485,531	$485,628	$68,185,179	$65,617,843	$96	$231	3,052,375	$3,053,291	$125,133
State Street Navigator Securities Lending Portfolio II	174,179,345	174,179,345	754,322,874	810,468,080	—	—	118,034,139	118,034,139	6,933,781
Total		$174,664,973	$822,508,053	$876,085,923	$96	$231		$121,087,430	$7,058,914
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.2%
EHang Holdings Ltd. ADR (a)	52,844	$717,621
HEICO Corp.	2,316	517,881
Huntington Ingalls Industries, Inc.	2,144	528,132
Textron, Inc.	6,064	520,655
		2,284,289
AIRLINES — 0.9%
Blade Air Mobility, Inc. (a)	115,406	401,613
AUTO COMPONENTS — 18.6%
American Axle & Manufacturing Holdings, Inc. (a)	105,237	735,607
Aptiv PLC (a)	10,460	736,593
BorgWarner, Inc.	22,994	741,327
Dana, Inc.	58,660	710,959
Garrett Motion, Inc. (a)	90,799	779,964
Gentherm, Inc. (a)	14,854	732,599
Hesai Group ADR (a) (b)	100,049	419,205
Lear Corp.	4,317	493,045
Luminar Technologies, Inc. (a) (b)	542,955	809,003
Mobileye Global, Inc. Class A (a) (b)	27,002	758,351
Modine Manufacturing Co. (a)	5,463	547,338
Visteon Corp. (a)	7,302	779,123
		8,243,114
AUTOMOBILES — 21.3%
Canoo, Inc. (a)	387,761	825,931
Ford Motor Co.	43,417	544,449
General Motors Co.	16,105	748,238
Honda Motor Co. Ltd. ADR (b)	24,064	775,823
Li Auto, Inc. ADR (a) (b)	41,493	741,895
Lucid Group, Inc. (a) (b)	297,615	776,775
NIO, Inc. ADR (a)	176,915	735,966
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	888,175	698,639
Rivian Automotive, Inc. Class A (a) (b)	67,120	900,750
Stellantis NV	24,141	479,199
Tesla, Inc. (a)	4,442	878,983
Toyota Motor Corp. ADR	2,550	522,674
XPeng, Inc. ADR (a)	105,267	771,607
		9,400,929
BANKS — 1.2%
Itau Unibanco Holding SA ADR	89,342	521,757
CHEMICALS — 1.4%
Aspen Aerogels, Inc. (a)	26,023	620,649
COMMUNICATIONS EQUIPMENT — 0.3%
Ituran Location & Control Ltd.	5,820	143,405
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Iridium Communications, Inc.	19,067	507,563
ELECTRICAL EQUIPMENT — 5.4%
Ballard Power Systems, Inc. (a) (b)	285,219	641,743
Blink Charging Co. (a) (b)	232,273	636,428
Plug Power, Inc. (a) (b)	271,244	631,998
Security Description	Shares	Value
Sensata Technologies Holding PLC	13,228	$494,595
		2,404,764
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.1%
Innoviz Technologies Ltd. (a) (b)	290,747	269,668
MicroVision, Inc. (a) (b)	494,546	524,219
Ouster, Inc. (a)	73,020	717,786
PAR Technology Corp. (a)	11,567	544,690
Powerfleet, Inc. NJ (a)	110,222	503,714
Trimble, Inc. (a)	9,341	522,349
Vontier Corp.	13,478	514,860
		3,597,286
GROUND TRANSPORTATION — 6.2%
Avis Budget Group, Inc. (b)	7,044	736,239
Grab Holdings Ltd. Class A (a)	143,673	510,039
Lyft, Inc. Class A (a)	50,959	718,522
Uber Technologies, Inc. (a)	10,760	782,037
		2,746,837
INTERACTIVE MEDIA & SERVICES — 1.1%
Baidu, Inc. ADR (a) (b)	5,553	480,223
Yandex NV Class A (a) (c)	12,595	—
		480,223
MACHINERY — 8.1%
Allison Transmission Holdings, Inc.	10,601	804,616
Blue Bird Corp. (a)	9,106	490,358
Cummins, Inc.	2,898	802,543
Hyster-Yale, Inc.	6,943	484,135
PACCAR, Inc.	4,910	505,436
REV Group, Inc.	19,845	493,942
		3,581,030
METALS & MINING — 1.1%
ArcelorMittal SA (b)	21,647	496,366
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.3%
Allegro MicroSystems, Inc. (a) (b)	26,600	751,184
Ambarella, Inc. (a)	13,719	740,140
Enphase Energy, Inc. (a)	3,909	389,766
indie Semiconductor, Inc. Class A (a) (b)	106,026	654,181
Intel Corp.	17,046	527,915
NVIDIA Corp.	6,281	775,955
NXP Semiconductors NV	1,844	496,202
ON Semiconductor Corp. (a)	10,395	712,577
QUALCOMM, Inc.	3,657	728,401
SolarEdge Technologies, Inc. (a) (b)	11,731	296,325
STMicroelectronics NV (b)	17,503	687,518
		6,760,164
SOFTWARE — 4.5%
ANSYS, Inc. (a)	2,417	777,066
Aurora Innovation, Inc. (a) (b)	313,061	867,179

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Rekor Systems, Inc. (a)	207,317	$321,341
		1,965,586
TOTAL COMMON STOCKS (Cost $65,378,796)		44,155,575
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	29,310	29,319
State Street Navigator Securities Lending Portfolio II (f) (g)	4,321,780	4,321,780
TOTAL SHORT-TERM INVESTMENTS (Cost $4,351,099)		4,351,099
TOTAL INVESTMENTS — 109.7% (Cost $69,729,895)		48,506,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(4,291,182)
NET ASSETS — 100.0%		$44,215,492

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$44,155,575	$—	$0(a)	$44,155,575
Short-Term Investments	4,351,099	—	—	4,351,099
TOTAL INVESTMENTS	$48,506,674	$—	$0	$48,506,674
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,410	$22,414	$3,440,273	$3,433,380	$15	$(3)	29,310	$29,319	$4,781
State Street Navigator Securities Lending Portfolio II	4,841,313	4,841,313	24,296,239	24,815,772	—	—	4,321,780	4,321,780	434,761
Total		$4,863,727	$27,736,512	$28,249,152	$15	$(3)		$4,351,099	$439,542
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.2%
Triumph Group, Inc. (a)	472	$7,273
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	189	3,599
Hub Group, Inc. Class A	383	16,488
		20,087
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	782	31,593
Allegiant Travel Co.	88	4,420
JetBlue Airways Corp. (a)	2,044	12,448
		48,461
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	718	5,019
Dana, Inc.	788	9,551
Dorman Products, Inc. (a)	174	15,917
Gentherm, Inc. (a)	201	9,913
LCI Industries	155	16,024
Standard Motor Products, Inc.	114	3,161
		59,585
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	180	9,756
BANKS — 9.1%
Ameris Bancorp	397	19,989
Atlantic Union Bankshares Corp.	558	18,330
Banc of California, Inc.	850	10,863
BancFirst Corp.	89	7,805
Bancorp, Inc. (a)	329	12,423
Bank of Hawaii Corp.	244	13,959
BankUnited, Inc.	457	13,376
Banner Corp.	210	10,424
Berkshire Hills Bancorp, Inc.	262	5,974
Cathay General Bancorp	445	16,785
Central Pacific Financial Corp.	166	3,519
City Holding Co.	91	9,669
Community Financial System, Inc.	327	15,438
Customers Bancorp, Inc. (a)	174	8,349
Dime Community Bancshares, Inc.	214	4,366
Eagle Bancorp, Inc.	183	3,459
FB Financial Corp.	215	8,391
First BanCorp	1,032	18,875
First Commonwealth Financial Corp.	625	8,631
First Financial Bancorp	584	12,977
First Hawaiian, Inc.	783	16,255
Fulton Financial Corp.	1,107	18,797
Hanmi Financial Corp.	186	3,110
Heritage Financial Corp.	214	3,858
Hilltop Holdings, Inc.	284	8,884
Hope Bancorp, Inc.	737	7,915
Independent Bank Corp.	263	13,339
Independent Bank Group, Inc.	221	10,060
Lakeland Financial Corp.	156	9,597
Security Description	Shares	Value
National Bank Holdings Corp. Class A	231	$9,021
OFG Bancorp	288	10,786
Pacific Premier Bancorp, Inc.	589	13,529
Pathward Financial, Inc.	156	8,825
Preferred Bank	77	5,813
Provident Financial Services, Inc.	798	11,451
Renasant Corp.	344	10,506
S&T Bancorp, Inc.	235	7,847
Seacoast Banking Corp. of Florida	517	12,222
Simmons First National Corp. Class A	767	13,484
Southside Bancshares, Inc.	176	4,859
Tompkins Financial Corp.	77	3,765
Triumph Financial, Inc. (a)	132	10,791
TrustCo Bank Corp.	117	3,366
United Community Banks, Inc.	730	18,586
		460,268
BEVERAGES — 0.1%
MGP Ingredients, Inc.	96	7,142
BIOTECHNOLOGY — 1.9%
Alkermes PLC (a)	1,037	24,992
Arcus Biosciences, Inc. (a)	332	5,056
Catalyst Pharmaceuticals, Inc. (a)	684	10,595
Dynavax Technologies Corp. (a)	793	8,905
Ironwood Pharmaceuticals, Inc. (a)	842	5,490
Myriad Genetics, Inc. (a)	558	13,649
REGENXBIO, Inc. (a)	279	3,264
Vericel Corp. (a)	293	13,443
Vir Biotechnology, Inc. (a)	528	4,699
Xencor, Inc. (a)	374	7,080
		97,173
BROADLINE RETAIL — 0.3%
Kohl's Corp.	679	15,610
BUILDING PRODUCTS — 2.4%
American Woodmark Corp. (a)	98	7,703
Apogee Enterprises, Inc.	135	8,482
Armstrong World Industries, Inc.	274	31,028
AZZ, Inc.	179	13,828
Gibraltar Industries, Inc. (a)	187	12,819
Griffon Corp.	235	15,007
Hayward Holdings, Inc. (a)	773	9,508
Quanex Building Products Corp.	203	5,613
Resideo Technologies, Inc. (a)	896	17,526
		121,514
CAPITAL MARKETS — 1.8%
Artisan Partners Asset Management, Inc. Class A	431	17,787
Donnelley Financial Solutions, Inc. (a)	152	9,062
Piper Sandler Cos.	96	22,096
PJT Partners, Inc. Class A	137	14,784
StoneX Group, Inc. (a)	166	12,502
Virtus Investment Partners, Inc.	43	9,712
WisdomTree, Inc.	677	6,709
		92,652

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CHEMICALS — 3.0%
AdvanSix, Inc.	166	$3,805
Balchem Corp.	200	30,790
HB Fuller Co.	333	25,628
Ingevity Corp. (a)	207	9,048
Innospec, Inc.	153	18,909
Koppers Holdings, Inc.	127	4,698
Minerals Technologies, Inc.	200	16,632
Quaker Chemical Corp.	85	14,424
Sensient Technologies Corp.	259	19,215
Stepan Co.	131	10,999
		154,148
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	385	19,469
Brady Corp. Class A	274	18,090
Enviri Corp. (a)	489	4,220
GEO Group, Inc. (a)	821	11,790
HNI Corp.	286	12,876
Interface, Inc.	356	5,226
Matthews International Corp. Class A	188	4,709
MillerKnoll, Inc.	446	11,815
Pitney Bowes, Inc.	941	4,780
Viad Corp. (a)	128	4,352
		97,327
COMMUNICATIONS EQUIPMENT — 0.7%
Extreme Networks, Inc. (a)	789	10,612
Harmonic, Inc. (a)	689	8,110
NetScout Systems, Inc. (a)	436	7,974
Viavi Solutions, Inc. (a)	1,365	9,378
		36,074
CONSTRUCTION & ENGINEERING — 1.7%
Arcosa, Inc.	303	25,273
Dycom Industries, Inc. (a)	182	30,715
Granite Construction, Inc.	270	16,732
MYR Group, Inc. (a)	103	13,978
		86,698
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc.	302	13,457
Encore Capital Group, Inc. (a)	145	6,051
Green Dot Corp. Class A (a)	277	2,618
Navient Corp.	503	7,324
PRA Group, Inc. (a)	241	4,738
PROG Holdings, Inc.	274	9,502
World Acceptance Corp. (a)	21	2,595
		46,285
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc.	193	9,573
PriceSmart, Inc.	154	12,505
SpartanNash Co.	213	3,996
United Natural Foods, Inc. (a)	364	4,768
		30,842
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.8%
O-I Glass, Inc. (a)	948	$10,551
Sealed Air Corp.	896	31,172
		41,723
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	241	16,439
Frontdoor, Inc. (a)	488	16,489
Strategic Education, Inc.	136	15,050
Stride, Inc. (a)	244	17,202
		65,180
DIVERSIFIED REITs — 0.3%
Alexander & Baldwin, Inc. REIT	445	7,547
American Assets Trust, Inc. REIT	299	6,692
		14,239
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Consolidated Communications Holdings, Inc. (a)	456	2,006
Lumen Technologies, Inc. (a)	6,188	6,807
Shenandoah Telecommunications Co.	308	5,030
		13,843
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	97	28,113
SunPower Corp. (a)	527	1,560
		29,673
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Advanced Energy Industries, Inc.	229	24,906
Arlo Technologies, Inc. (a)	580	7,563
Badger Meter, Inc.	182	33,916
Benchmark Electronics, Inc.	218	8,602
Fabrinet (a)	225	55,078
Insight Enterprises, Inc. (a)	171	33,919
Itron, Inc. (a)	282	27,907
Knowles Corp. (a)	547	9,441
Plexus Corp. (a)	169	17,437
Rogers Corp. (a)	103	12,423
ScanSource, Inc. (a)	154	6,824
		238,016
ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	842	17,025
Bristow Group, Inc. (a)	147	4,929
Core Laboratories, Inc.	286	5,803
Dril-Quip, Inc. (a)	209	3,887
Helix Energy Solutions Group, Inc. (a)	869	10,376
Helmerich & Payne, Inc.	615	22,226
Nabors Industries Ltd. (a)	55	3,914
Patterson-UTI Energy, Inc.	1,905	19,736
U.S. Silica Holdings, Inc. (a)	473	7,308
		95,204
FINANCIAL SERVICES — 3.0%
EVERTEC, Inc.	396	13,167
Jackson Financial, Inc. Class A	418	31,040

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Mr Cooper Group, Inc. (a)	401	$32,573
NMI Holdings, Inc. Class A (a)	497	16,918
Payoneer Global, Inc. (a)	1,598	8,853
Radian Group, Inc.	928	28,861
Walker & Dunlop, Inc.	205	20,131
		151,543
FOOD PRODUCTS — 1.3%
B&G Foods, Inc.	482	3,895
Calavo Growers, Inc.	109	2,474
Cal-Maine Foods, Inc.	249	15,216
Fresh Del Monte Produce, Inc.	207	4,523
Hain Celestial Group, Inc. (a)	551	3,808
John B Sanfilippo & Son, Inc.	55	5,344
Simply Good Foods Co. (a)	566	20,450
TreeHouse Foods, Inc. (a)	308	11,285
		66,995
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	234	8,450
GROUND TRANSPORTATION — 0.3%
ArcBest Corp.	148	15,848
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Artivion, Inc. (a)	239	6,130
Avanos Medical, Inc. (a)	285	5,677
CONMED Corp.	192	13,309
Embecta Corp.	353	4,413
Glaukos Corp. (a)	310	36,689
ICU Medical, Inc. (a)	127	15,081
Integer Holdings Corp. (a)	207	23,969
Merit Medical Systems, Inc. (a)	359	30,856
Omnicell, Inc. (a)	279	7,553
STAAR Surgical Co. (a)	299	14,235
Tandem Diabetes Care, Inc. (a)	406	16,358
UFP Technologies, Inc. (a)	43	11,346
Varex Imaging Corp. (a)	249	3,668
		189,284
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Addus HomeCare Corp. (a)	109	12,656
AMN Healthcare Services, Inc. (a)	231	11,834
Cross Country Healthcare, Inc. (a)	202	2,796
Enhabit, Inc. (a)	307	2,738
Ensign Group, Inc.	349	43,168
Fulgent Genetics, Inc. (a)	124	2,433
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	469	6,331
Patterson Cos., Inc.	506	12,205
Pediatrix Medical Group, Inc. (a)	508	3,835
Premier, Inc. Class A	646	12,061
Select Medical Holdings Corp.	655	22,964
U.S. Physical Therapy, Inc.	92	8,503
		141,524
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	875	21,962
Security Description	Shares	Value
LTC Properties, Inc. REIT	268	$9,246
		31,208
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	656	9,085
Schrodinger, Inc. (a)	335	6,479
		15,564
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	1,388	20,181
DiamondRock Hospitality Co. REIT	1,286	10,867
Pebblebrook Hotel Trust REIT	739	10,161
Summit Hotel Properties, Inc. REIT	660	3,953
Sunstone Hotel Investors, Inc. REIT	1,260	13,180
Xenia Hotels & Resorts, Inc. REIT	645	9,243
		67,585
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a)	142	4,927
Brinker International, Inc. (a)	271	19,618
Cheesecake Factory, Inc.	286	11,237
Cracker Barrel Old Country Store, Inc.	136	5,734
Dine Brands Global, Inc.	95	3,439
Jack in the Box, Inc.	120	6,113
Papa John's International, Inc.	201	9,443
Shake Shack, Inc. Class A (a)	233	20,970
Six Flags Entertainment Corp.	444	14,714
		96,195
HOUSEHOLD DURABLES — 3.7%
Cavco Industries, Inc. (a)	48	16,616
Century Communities, Inc.	177	14,454
Installed Building Products, Inc.	146	30,029
La-Z-Boy, Inc.	263	9,805
M/I Homes, Inc. (a)	174	21,252
Meritage Homes Corp.	226	36,578
Newell Brands, Inc.	2,337	14,980
Sonos, Inc. (a)	759	11,203
Tri Pointe Homes, Inc. (a)	596	22,201
Worthington Enterprises, Inc.	187	8,851
		185,969
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	58	2,233
Central Garden & Pet Co. Class A (a)	332	10,966
Energizer Holdings, Inc.	410	12,111
WD-40 Co.	85	18,670
		43,980
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	213	4,827
Clearway Energy, Inc. Class C	506	12,493
		17,320
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	1,795	16,370

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	277	$3,551
AMERISAFE, Inc.	118	5,179
Assured Guaranty Ltd.	318	24,534
Employers Holdings, Inc.	158	6,735
Genworth Financial, Inc. Class A (a)	2,766	16,707
Horace Mann Educators Corp.	250	8,155
Lincoln National Corp.	1,054	32,779
Palomar Holdings, Inc. (a)	152	12,335
ProAssurance Corp. (a)	313	3,825
Safety Insurance Group, Inc.	91	6,828
Stewart Information Services Corp.	168	10,429
Trupanion, Inc. (a)	220	6,468
United Fire Group, Inc.	130	2,794
		140,319
INTERACTIVE MEDIA & SERVICES — 1.0%
Cargurus, Inc. (a)	483	12,654
Cars.com, Inc. (a)	377	7,427
QuinStreet, Inc. (a)	320	5,309
TripAdvisor, Inc. (a)	663	11,808
Yelp, Inc. (a)	420	15,519
		52,717
IT SERVICES — 0.7%
DXC Technology Co. (a)	1,102	21,037
Perficient, Inc. (a)	214	16,005
		37,042
MACHINERY — 5.7%
Alamo Group, Inc.	65	11,245
Barnes Group, Inc.	311	12,878
Enerpac Tool Group Corp.	332	12,676
Enpro, Inc.	128	18,633
Federal Signal Corp.	378	31,627
Franklin Electric Co., Inc.	247	23,791
Greenbrier Cos., Inc.	190	9,414
Hillenbrand, Inc.	438	17,529
John Bean Technologies Corp.	199	18,899
Kennametal, Inc.	486	11,440
Lindsay Corp.	68	8,356
Mueller Industries, Inc.	703	40,029
SPX Technologies, Inc. (a)	283	40,226
Tennant Co.	114	11,222
Trinity Industries, Inc.	502	15,020
Wabash National Corp.	278	6,072
		289,057
MARINE — 0.6%
Matson, Inc.	210	27,504
MEDIA — 0.3%
John Wiley & Sons, Inc. Class A	258	10,501
Thryv Holdings, Inc. (a)	189	3,368
		13,869
METALS & MINING — 1.4%
ATI, Inc. (a)	767	42,530
Century Aluminum Co. (a)	318	5,326
Security Description	Shares	Value
Compass Minerals International, Inc.	208	$2,149
Haynes International, Inc.	77	4,520
Kaiser Aluminum Corp.	97	8,526
Metallus, Inc. (a)	236	4,784
SunCoke Energy, Inc.	514	5,037
		72,872
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Blackstone Mortgage Trust, Inc. Class A REIT	1,057	18,413
Franklin BSP Realty Trust, Inc. REIT	503	6,338
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	701	20,749
PennyMac Mortgage Investment Trust REIT	531	7,301
Redwood Trust, Inc. REIT	806	5,231
Two Harbors Investment Corp. REIT	633	8,362
		66,394
MULTI-UTILITIES — 0.4%
Avista Corp.	474	16,405
Unitil Corp.	99	5,127
		21,532
OFFICE REITs — 1.5%
Brandywine Realty Trust REIT	1,056	4,731
Douglas Emmett, Inc. REIT	1,023	13,616
Easterly Government Properties, Inc. REIT	634	7,843
Highwoods Properties, Inc. REIT	648	17,023
Hudson Pacific Properties, Inc. REIT	777	3,737
JBG SMITH Properties REIT	534	8,133
SL Green Realty Corp. REIT	397	22,486
		77,569
OIL, GAS & CONSUMABLE FUELS — 2.7%
California Resources Corp.	396	21,075
Comstock Resources, Inc.	594	6,166
Dorian LPG Ltd.	209	8,770
Green Plains, Inc. (a)	394	6,249
Magnolia Oil & Gas Corp. Class A	1,114	28,229
Par Pacific Holdings, Inc. (a)	341	8,610
SM Energy Co.	717	30,996
Talos Energy, Inc. (a)	963	11,700
Vital Energy, Inc. (a)	152	6,813
World Kinect Corp.	369	9,520
		138,128
PERSONAL CARE PRODUCTS — 0.4%
Edgewell Personal Care Co.	306	12,298
Nu Skin Enterprises, Inc. Class A	303	3,194
USANA Health Sciences, Inc. (a)	68	3,076
		18,568
PAPER & FOREST PRODUCTS — 0.5%
Clearwater Paper Corp. (a)	102	4,944
Mercer International, Inc.	269	2,297

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Sylvamo Corp.	221	$15,161
		22,402
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	229	9,160
Collegium Pharmaceutical, Inc. (a)	200	6,440
Harmony Biosciences Holdings, Inc. (a)	201	6,064
Ligand Pharmaceuticals, Inc. (a)	104	8,763
Organon & Co.	1,586	32,830
Pacira BioSciences, Inc. (a)	285	8,154
Phibro Animal Health Corp. Class A	125	2,096
Prestige Consumer Healthcare, Inc. (a)	305	21,000
		94,507
PROFESSIONAL SERVICES — 1.4%
CSG Systems International, Inc.	173	7,122
Heidrick & Struggles International, Inc.	124	3,916
Kelly Services, Inc. Class A	196	4,196
Korn Ferry	322	21,619
NV5 Global, Inc. (a)	78	7,252
Verra Mobility Corp. (a)	1,034	28,125
		72,230
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield PLC (a)	1,204	12,521
Kennedy-Wilson Holdings, Inc.	726	7,057
Marcus & Millichap, Inc.	146	4,602
		24,180
RESIDENTIAL REITs — 0.4%
Centerspace REIT	92	6,222
Elme Communities REIT	538	8,570
Veris Residential, Inc. REIT	492	7,380
		22,172
RETAIL REITs — 2.3%
Acadia Realty Trust REIT	627	11,236
Macerich Co. REIT	1,324	20,443
Phillips Edison & Co., Inc. REIT	759	24,827
Retail Opportunity Investments Corp. REIT	773	9,608
SITE Centers Corp. REIT	1,104	16,008
Tanger, Inc. REIT	672	18,218
Urban Edge Properties REIT	722	13,335
Whitestone REIT	289	3,847
		117,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Axcelis Technologies, Inc. (a)	201	28,580
Cohu, Inc. (a)	291	9,632
Diodes, Inc. (a)	287	20,644
FormFactor, Inc. (a)	484	29,296
Kulicke & Soffa Industries, Inc.	346	17,020
Semtech Corp. (a)	395	11,802
SiTime Corp. (a)	107	13,309
SMART Global Holdings, Inc. (a)	318	7,273
SolarEdge Technologies, Inc. (a)	354	8,942
Security Description	Shares	Value
Veeco Instruments, Inc. (a)	346	$16,162
		162,660
SOFTWARE — 3.8%
ACI Worldwide, Inc. (a)	649	25,694
Agilysys, Inc. (a)	124	12,913
BlackLine, Inc. (a)	312	15,117
Box, Inc. Class A (a)	894	23,637
DoubleVerify Holdings, Inc. (a)	866	16,861
InterDigital, Inc.	158	18,417
LiveRamp Holdings, Inc. (a)	406	12,562
NCR Voyix Corp. (a)	849	10,485
Progress Software Corp.	269	14,596
SPS Commerce, Inc. (a)	227	42,712
		192,994
SPECIALIZED REITs — 0.2%
Safehold, Inc. REIT	274	5,285
Uniti Group, Inc. REIT	1,463	4,272
		9,557
SPECIALTY RETAIL — 4.8%
Abercrombie & Fitch Co. Class A (a)	315	56,020
Academy Sports & Outdoors, Inc.	460	24,495
Advance Auto Parts, Inc.	367	23,242
American Eagle Outfitters, Inc.	1,154	23,034
Caleres, Inc.	204	6,855
Foot Locker, Inc.	502	12,510
Group 1 Automotive, Inc.	82	24,377
Guess?, Inc.	168	3,427
Haverty Furniture Cos., Inc.	82	2,074
Hibbett, Inc.	72	6,279
Leslie's, Inc. (a)	1,132	4,743
Monro, Inc.	183	4,366
National Vision Holdings, Inc. (a)	480	6,283
ODP Corp. (a)	204	8,011
Sally Beauty Holdings, Inc. (a)	643	6,899
Signet Jewelers Ltd.	272	24,366
Upbound Group, Inc.	273	8,381
		245,362
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a)	265	2,926
Xerox Holdings Corp.	694	8,064
		10,990
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Hanesbrands, Inc. (a)	2,147	10,585
Movado Group, Inc.	96	2,387
Oxford Industries, Inc.	90	9,013
Steven Madden Ltd.	430	18,189
Wolverine World Wide, Inc.	488	6,598
		46,772
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	641	30,467
Boise Cascade Co.	246	29,328

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
DNOW, Inc. (a)	652	$8,952
Rush Enterprises, Inc. Class A	384	16,078
		84,825
WATER UTILITIES — 1.0%
American States Water Co.	227	16,473
California Water Service Group	354	17,166
Middlesex Water Co.	110	5,749
SJW Group	179	9,705
		49,093
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	380	3,655
Telephone & Data Systems, Inc.	605	12,542
		16,197
TOTAL COMMON STOCKS (Cost $4,983,960)		5,063,642
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d) (Cost $6,620)	6,618	6,620
TOTAL INVESTMENTS — 99.9% (Cost $4,990,580)		5,070,262
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,877
NET ASSETS — 100.0%		$5,073,139

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,063,642	$—	$0(a)	$5,063,642
Short-Term Investment	6,620	—	—	6,620
TOTAL INVESTMENTS	$5,070,262	$—	$0	$5,070,262
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,801	$7,803	$311,700	$312,880	$(3)	$—	6,618	$6,620	$422
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.2%
General Dynamics Corp.	19,015	$5,517,012
Lockheed Martin Corp.	11,240	5,250,204
Northrop Grumman Corp.	10,781	4,699,977
		15,467,193
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	32,299	2,846,188
AUTO COMPONENTS — 0.3%
Gentex Corp.	64,657	2,179,587
BANKS — 0.3%
Commerce Bancshares, Inc.	35,256	1,966,580
BEVERAGES — 1.4%
PepsiCo, Inc.	58,197	9,598,431
CAPITAL MARKETS — 3.5%
CME Group, Inc.	28,598	5,622,367
FactSet Research Systems, Inc.	10,668	4,355,424
Houlihan Lokey, Inc.	19,327	2,606,439
Intercontinental Exchange, Inc.	34,105	4,668,633
Nasdaq, Inc.	85,215	5,135,056
SEI Investments Co.	30,172	1,951,827
		24,339,746
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	28,395	7,327,330
Linde PLC	19,621	8,609,891
NewMarket Corp.	1,956	1,008,455
		16,945,676
COMMERCIAL SERVICES & SUPPLIES — 3.0%
Casella Waste Systems, Inc. Class A (a)	16,104	1,597,839
MSA Safety, Inc.	10,270	1,927,576
Republic Services, Inc.	38,558	7,493,362
Rollins, Inc.	73,699	3,595,774
Waste Management, Inc.	30,610	6,530,338
		21,144,889
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	71,051	3,375,633
Motorola Solutions, Inc.	12,924	4,989,310
		8,364,943
CONSTRUCTION MATERIALS — 1.0%
Vulcan Materials Co.	27,995	6,961,797
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Casey's General Stores, Inc.	10,392	3,965,172
Costco Wholesale Corp.	5,998	5,098,240
Dollar General Corp.	20,692	2,736,103
Walmart, Inc.	120,611	8,166,571
		19,966,086
CONTAINERS & PACKAGING — 2.8%
Amcor PLC	403,356	3,944,822
AptarGroup, Inc.	18,391	2,589,637
Security Description	Shares	Value
Avery Dennison Corp.	22,361	$4,889,232
Graphic Packaging Holding Co.	84,534	2,215,636
Packaging Corp. of America	24,598	4,490,611
Sonoco Products Co.	27,221	1,380,649
		19,510,587
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	39,627	2,818,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	242,675	4,637,519
Verizon Communications, Inc.	166,250	6,856,150
		11,493,669
ELECTRIC UTILITIES — 3.1%
Duke Energy Corp.	75,096	7,526,872
Southern Co.	90,891	7,050,415
Xcel Energy, Inc.	136,302	7,279,890
		21,857,177
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	21,991	3,666,120
Eaton Corp. PLC	13,753	4,312,253
		7,978,373
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	33,197	4,625,338
FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (a)	15,896	6,466,493
Fiserv, Inc. (a)	26,703	3,979,815
Jack Henry & Associates, Inc.	20,286	3,367,882
Visa, Inc. Class A	16,279	4,272,749
		18,086,939
FOOD PRODUCTS — 1.8%
General Mills, Inc.	128,965	8,158,326
Kellanova	79,853	4,605,921
		12,764,247
GROUND TRANSPORTATION — 0.8%
Landstar System, Inc.	9,932	1,832,255
Union Pacific Corp.	15,815	3,578,302
		5,410,557
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	42,924	4,460,233
Becton Dickinson & Co.	24,738	5,781,518
Medtronic PLC	54,387	4,280,801
Solventum Corp. (a)	10,930	577,978
		15,100,530
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Cencora, Inc.	23,217	5,230,790
Chemed Corp.	4,171	2,263,101
McKesson Corp.	9,858	5,757,467
UnitedHealth Group, Inc.	10,247	5,218,387
		18,469,745

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald's Corp.	22,066	$5,623,299
Starbucks Corp.	34,968	2,722,259
Yum! Brands, Inc.	23,570	3,122,082
		11,467,640
HOUSEHOLD DURABLES — 1.0%
Garmin Ltd.	26,740	4,356,481
NVR, Inc. (a)	369	2,800,178
		7,156,659
HOUSEHOLD PRODUCTS — 2.6%
Colgate-Palmolive Co.	105,040	10,193,082
Procter & Gamble Co.	46,607	7,686,426
		17,879,508
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	44,016	4,497,995
Honeywell International, Inc.	20,570	4,392,518
		8,890,513
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	13,281	2,259,098
First Industrial Realty Trust, Inc. REIT	37,873	1,799,346
		4,058,444
INSURANCE — 12.0%
Aflac, Inc.	49,781	4,445,941
Allstate Corp.	32,236	5,146,800
Aon PLC Class A	14,503	4,257,791
Arthur J Gallagher & Co.	22,143	5,741,901
Assurant, Inc.	14,411	2,395,829
Brown & Brown, Inc.	59,420	5,312,742
Chubb Ltd.	19,767	5,042,166
CNA Financial Corp.	75,455	3,476,212
Globe Life, Inc.	25,676	2,112,621
Loews Corp.	51,392	3,841,038
Markel Group, Inc. (a)	3,509	5,528,991
Marsh & McLennan Cos., Inc.	30,738	6,477,111
Old Republic International Corp.	71,891	2,221,432
Progressive Corp.	30,045	6,240,647
RLI Corp.	11,381	1,601,193
Ryan Specialty Holdings, Inc. (b)	59,162	3,426,071
Selective Insurance Group, Inc.	16,679	1,564,991
Travelers Cos., Inc.	25,824	5,251,052
W R Berkley Corp.	56,095	4,407,945
Willis Towers Watson PLC	17,696	4,638,830
		83,131,304
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A	23,665	4,310,580
IT SERVICES — 2.3%
Accenture PLC Class A	9,458	2,869,652
Akamai Technologies, Inc. (a)	31,777	2,862,472
Amdocs Ltd.	32,574	2,570,740
International Business Machines Corp.	22,893	3,959,344
Security Description	Shares	Value
VeriSign, Inc. (a)	21,171	$3,764,204
		16,026,412
MACHINERY — 4.6%
Donaldson Co., Inc.	33,489	2,396,473
Fortive Corp.	41,601	3,082,634
Graco, Inc.	46,656	3,698,888
IDEX Corp.	21,009	4,227,011
Illinois Tool Works, Inc.	14,918	3,534,969
Nordson Corp.	14,339	3,325,787
Otis Worldwide Corp.	52,418	5,045,757
PACCAR, Inc.	38,590	3,972,454
Toro Co.	28,925	2,704,777
		31,988,750
MEDIA — 1.0%
Comcast Corp. Class A	81,498	3,191,462
Fox Corp. Class A	99,947	3,435,178
		6,626,640
MULTI-UTILITIES — 5.8%
Ameren Corp.	74,185	5,275,295
CMS Energy Corp.	81,952	4,878,603
Consolidated Edison, Inc.	74,628	6,673,236
DTE Energy Co.	57,915	6,429,144
NiSource, Inc.	124,558	3,588,516
Public Service Enterprise Group, Inc.	98,582	7,265,494
WEC Energy Group, Inc.	79,453	6,233,882
		40,344,170
OFFICE REITs — 0.2%
COPT Defense Properties REIT	62,774	1,571,233
OIL, GAS & CONSUMABLE FUELS — 2.9%
Cheniere Energy, Inc.	15,568	2,721,754
Chesapeake Energy Corp.	30,357	2,495,042
Chevron Corp.	16,108	2,519,613
DT Midstream, Inc.	27,140	1,927,754
Exxon Mobil Corp.	20,844	2,399,561
Kinder Morgan, Inc.	229,939	4,568,888
Williams Cos., Inc.	77,714	3,302,845
		19,935,457
PHARMACEUTICALS — 2.4%
Bristol-Myers Squibb Co.	105,298	4,373,026
Johnson & Johnson	50,226	7,341,032
Merck & Co., Inc.	41,620	5,152,556
		16,866,614
PROFESSIONAL SERVICES — 4.8%
Automatic Data Processing, Inc.	19,393	4,628,915
Booz Allen Hamilton Holding Corp.	35,969	5,535,629
Broadridge Financial Solutions, Inc.	19,025	3,747,925
CACI International, Inc. Class A (a)	6,146	2,643,579
Jacobs Solutions, Inc.	35,037	4,895,019
Maximus, Inc.	16,852	1,444,217
Paychex, Inc.	36,532	4,331,234

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Science Applications International Corp.	14,376	$1,689,899
Verisk Analytics, Inc.	16,029	4,320,617
		33,237,034
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (a)	37,281	2,764,013
RESIDENTIAL REITs — 6.3%
American Homes 4 Rent Class A REIT	94,538	3,513,032
AvalonBay Communities, Inc. REIT	36,479	7,547,140
Camden Property Trust REIT	29,384	3,206,088
Equity LifeStyle Properties, Inc. REIT	52,288	3,405,518
Equity Residential REIT	107,481	7,452,733
Invitation Homes, Inc. REIT	171,627	6,159,693
Mid-America Apartment Communities, Inc. REIT	33,594	4,790,840
Sun Communities, Inc. REIT	34,601	4,163,884
UDR, Inc. REIT	91,724	3,774,443
		44,013,371
RETAIL REITs — 0.3%
Agree Realty Corp. REIT	28,501	1,765,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	21,710	4,223,246
SOFTWARE — 3.6%
Check Point Software Technologies Ltd. (a)	26,858	4,431,570
Dolby Laboratories, Inc. Class A	26,331	2,086,205
Microsoft Corp.	12,317	5,505,083
Oracle Corp.	28,742	4,058,370
Roper Technologies, Inc.	8,004	4,511,535
Tyler Technologies, Inc. (a)	8,202	4,123,802
		24,716,565
SPECIALIZED REITs — 2.7%
American Tower Corp. REIT	30,372	5,903,709
Equinix, Inc. REIT	7,817	5,914,342
Public Storage REIT	23,712	6,820,757
		18,638,808
Security Description	Shares	Value
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	1,228	$3,639,915
Home Depot, Inc.	10,086	3,472,005
Lowe's Cos., Inc.	11,325	2,496,709
O'Reilly Automotive, Inc. (a)	3,416	3,607,501
TJX Cos., Inc.	42,153	4,641,045
Tractor Supply Co.	14,642	3,953,340
		21,810,515
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	55,738	3,502,576
TOTAL COMMON STOCKS (Cost $647,177,961)		692,822,351
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	1,857,526	1,858,084
State Street Navigator Securities Lending Portfolio II (e) (f)	1,657,465	1,657,465
TOTAL SHORT-TERM INVESTMENTS (Cost $3,515,537)		3,515,549
TOTAL INVESTMENTS — 100.1% (Cost $650,693,498)		696,337,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(960,688)
NET ASSETS — 100.0%		$695,377,212
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$692,822,351	$—	$—	$692,822,351
Short-Term Investments	3,515,549	—	—	3,515,549
TOTAL INVESTMENTS	$696,337,900	$—	$—	$696,337,900
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,487,182	$1,487,479	$30,942,908	$30,571,810	$(451)	$(42)	1,857,526	$1,858,084	$94,666
State Street Navigator Securities Lending Portfolio II	—	—	45,933,767	44,276,302	—	—	1,657,465	1,657,465	3,061
Total		$1,487,479	$76,876,675	$74,848,112	$(451)	$(42)		$3,515,549	$97,727
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Mercury Systems, Inc. (a)	3,753	$101,293
Moog, Inc. Class A	942	157,597
National Presto Industries, Inc.	4,598	345,448
Park Aerospace Corp.	16,993	232,464
		836,802
AIR FREIGHT & LOGISTICS — 0.2%
Hub Group, Inc. Class A	4,359	187,655
Radiant Logistics, Inc. (a)	24,692	140,497
		328,152
AUTO COMPONENTS — 0.3%
Dorman Products, Inc. (a)	1,739	159,083
Gentherm, Inc. (a)	1,768	87,198
Standard Motor Products, Inc.	7,156	198,436
		444,717
AUTOMOBILES — 0.0% (b)
NWTN, Inc. Class B (a)	32,684	41,836
BANKS — 47.0%
1st Source Corp.	23,904	1,281,732
ACNB Corp.	11,132	403,758
Arrow Financial Corp.	22,688	591,022
Bank First Corp.	12,299	1,015,774
Bar Harbor Bankshares	20,152	541,686
Bridgewater Bancshares, Inc. (a)	28,630	332,394
Brookline Bancorp, Inc.	118,270	987,554
Burke & Herbert Financial Services Corp.	16,948	864,009
Cambridge Bancorp	10,105	697,245
Camden National Corp.	19,072	629,376
Capital Bancorp, Inc.	12,145	248,972
Capital City Bank Group, Inc.	17,771	505,407
Capitol Federal Financial, Inc.	170,038	933,509
Citizens & Northern Corp.	19,964	357,156
City Holding Co.	19,808	2,104,600
CNB Financial Corp.	27,759	566,561
Community Financial System, Inc.	50,486	2,383,444
Community Trust Bancorp, Inc.	23,901	1,043,518
Enterprise Bancorp, Inc.	12,837	319,385
Enterprise Financial Services Corp.	37,657	1,540,548
Esquire Financial Holdings, Inc.	9,368	445,917
Farmers & Merchants Bancorp, Inc.	17,170	398,687
Farmers National Banc Corp.	48,558	606,489
First Bancorp, Inc.	12,979	322,528
First Bancshares, Inc.	38,755	1,006,855
First Busey Corp.	74,635	1,806,913
First Business Financial Services, Inc.	10,573	391,095
First Commonwealth Financial Corp.	113,240	1,563,844
First Community Bankshares, Inc.	21,333	785,908
First Financial Bankshares, Inc.	59,615	1,760,431
First Financial Corp.	15,275	563,342
First Mid Bancshares, Inc.	28,561	939,086
First of Long Island Corp.	28,693	287,504
Security Description	Shares	Value
Five Star Bancorp	15,355	$363,146
FS Bancorp, Inc.	8,954	326,373
Fulton Financial Corp.	97,466	1,654,973
German American Bancorp, Inc.	38,233	1,351,537
Glacier Bancorp, Inc.	37,281	1,391,327
Great Southern Bancorp, Inc.	12,041	669,600
Guaranty Bancshares, Inc.	11,196	353,122
HarborOne Bancorp, Inc.	53,758	598,326
Heritage Financial Corp.	46,728	842,506
Hingham Institution For Savings The	2,129	380,835
Home Bancorp, Inc.	9,536	381,535
Home BancShares, Inc.	62,984	1,509,097
HomeTrust Bancshares, Inc.	19,669	590,660
International Bancshares Corp.	31,570	1,806,120
Kearny Financial Corp.	77,301	475,401
Lakeland Financial Corp.	22,865	1,406,655
Macatawa Bank Corp.	35,528	518,709
Metrocity Bankshares, Inc.	24,462	645,797
Mid Penn Bancorp, Inc.	19,652	431,361
National Bank Holdings Corp. Class A	49,389	1,928,640
NBT Bancorp, Inc.	56,903	2,196,456
Nicolet Bankshares, Inc.	17,808	1,478,776
Northfield Bancorp, Inc.	53,168	504,033
Northwest Bancshares, Inc.	165,472	1,911,202
Old National Bancorp	135,709	2,332,838
Origin Bancorp, Inc.	38,596	1,224,265
Orrstown Financial Services, Inc.	13,624	372,753
Park National Corp.	15,304	2,178,371
Peoples Bancorp, Inc.	45,654	1,369,620
Peoples Financial Services Corp.	9,249	421,199
Primis Financial Corp.	28,497	298,649
QCR Holdings, Inc.	22,158	1,329,480
S&T Bancorp, Inc.	44,358	1,481,114
Sandy Spring Bancorp, Inc.	59,274	1,443,915
Sierra Bancorp	18,057	404,116
Simmons First National Corp. Class A	71,505	1,257,058
SmartFinancial, Inc.	19,246	455,553
South Plains Financial, Inc.	15,964	431,028
Southern California Bancorp (a) (c)	15,634	210,590
Southside Bancshares, Inc.	39,203	1,082,395
Stock Yards Bancorp, Inc.	31,494	1,564,307
Tompkins Financial Corp.	17,703	865,677
Towne Bank	63,370	1,728,100
TrustCo Bank Corp.	25,077	721,465
Trustmark Corp.	54,128	1,626,005
Univest Financial Corp.	39,495	901,671
WaFd, Inc.	52,238	1,492,962
WesBanco, Inc.	51,629	1,440,965
West BanCorp, Inc.	20,081	359,450
Westamerica BanCorp	34,825	1,690,057
		80,626,039
BIOTECHNOLOGY — 0.6%
ACADIA Pharmaceuticals, Inc. (a)	2,630	42,738
ADMA Biologics, Inc. (a)	12,582	140,667

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Agios Pharmaceuticals, Inc. (a)	2,262	$97,537
Alkermes PLC (a)	3,509	84,567
Anika Therapeutics, Inc. (a)	3,274	82,930
Immatics NV (a)	5,779	67,152
Insmed, Inc. (a)	2,350	157,450
Ironwood Pharmaceuticals, Inc. (a)	12,914	84,199
PTC Therapeutics, Inc. (a)	2,187	66,878
Ultragenyx Pharmaceutical, Inc. (a)	1,220	50,142
Xencor, Inc. (a)	4,191	79,336
		953,596
BUILDING PRODUCTS — 0.4%
Apogee Enterprises, Inc.	2,167	136,163
AZZ, Inc.	1,824	140,904
CSW Industrials, Inc.	962	255,228
Janus International Group, Inc. (a) (c)	8,555	108,050
		640,345
CAPITAL MARKETS — 5.5%
Diamond Hill Investment Group, Inc.	3,734	525,560
GCM Grosvenor, Inc. Class A (c)	181,861	1,774,963
Patria Investments Ltd. Class A	103,693	1,250,537
PJT Partners, Inc. Class A (c)	24,881	2,684,909
Trinity Capital, Inc. (c)	59,234	837,569
Virtu Financial, Inc. Class A	89,326	2,005,369
WisdomTree, Inc.	28,426	281,702
		9,360,609
CHEMICALS — 1.0%
Ashland, Inc.	2,300	217,327
Ecovyst, Inc. (a)	14,337	128,603
Hawkins, Inc.	1,952	177,632
HB Fuller Co.	1,583	121,828
Huntsman Corp.	5,254	119,634
Innospec, Inc.	1,368	169,071
Minerals Technologies, Inc.	2,094	174,137
Sensient Technologies Corp.	4,196	311,301
Stepan Co.	3,021	253,643
		1,673,176
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ABM Industries, Inc.	2,917	147,513
Brady Corp. Class A	3,816	251,932
Ennis, Inc.	23,913	523,456
HNI Corp.	4,118	185,392
Matthews International Corp. Class A	4,215	105,586
Stericycle, Inc. (a)	3,032	176,250
UniFirst Corp.	1,391	238,598
		1,628,727
COMMUNICATIONS EQUIPMENT — 0.2%
Ituran Location & Control Ltd.	4,622	113,886
NetScout Systems, Inc. (a)	9,342	170,865
Viavi Solutions, Inc. (a)	13,500	92,745
		377,496
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.8%
Arcosa, Inc.	2,550	$212,696
Argan, Inc.	5,216	381,603
Construction Partners, Inc. Class A (a)	3,145	173,635
Great Lakes Dredge & Dock Corp. (a)	14,748	129,487
MYR Group, Inc. (a)	854	115,896
Primoris Services Corp.	2,826	140,989
Valmont Industries, Inc.	786	215,718
		1,370,024
CONSUMER FINANCE — 1.7%
Nelnet, Inc. Class A	29,522	2,977,589
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
PriceSmart, Inc.	1,789	145,267
Village Super Market, Inc. Class A	10,689	282,296
		427,563
CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A	3,643	209,363
Silgan Holdings, Inc.	7,626	322,809
TriMas Corp.	10,846	277,224
		809,396
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	4,130	125,222
DIVERSIFIED CONSUMER SERVICES — 0.5%
Carriage Services, Inc.	3,385	90,853
Frontdoor, Inc. (a)	4,224	142,729
Graham Holdings Co. Class B	244	170,690
Grand Canyon Education, Inc. (a)	1,053	147,325
Laureate Education, Inc.	8,450	126,243
Perdoceo Education Corp.	6,113	130,941
Strategic Education, Inc.	1,136	125,710
		934,491
DIVERSIFIED REITs — 0.5%
Armada Hoffler Properties, Inc. REIT	15,005	166,405
Broadstone Net Lease, Inc. REIT	15,007	238,161
CTO Realty Growth, Inc. REIT (c)	15,767	275,292
Gladstone Commercial Corp. REIT	15,454	220,529
		900,387
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	2,824	111,802
ATN International, Inc.	5,306	120,977
Cogent Communications Holdings, Inc.	2,440	137,714
Iridium Communications, Inc.	3,563	94,847
Liberty Latin America Ltd. Class C (a)	16,831	161,914
Shenandoah Telecommunications Co.	5,850	95,530
		722,784

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.7%
IDACORP, Inc.	4,563	$425,043
MGE Energy, Inc.	4,500	336,240
PNM Resources, Inc.	10,558	390,224
		1,151,507
ELECTRICAL EQUIPMENT — 0.1%
EnerSys	1,438	148,862
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Advanced Energy Industries, Inc.	966	105,062
Avnet, Inc.	3,043	156,684
Badger Meter, Inc.	1,243	231,633
Benchmark Electronics, Inc.	4,843	191,105
Crane NXT Co. (c)	2,253	138,379
CTS Corp.	2,776	140,549
ePlus, Inc. (a)	1,561	115,015
Hollysys Automation Technologies Ltd. (a) (c)	5,380	116,423
IPG Photonics Corp. (a)	1,099	92,745
Knowles Corp. (a)	7,589	130,986
Methode Electronics, Inc.	10,538	109,068
OSI Systems, Inc. (a)	1,469	202,017
Plexus Corp. (a)	1,907	196,764
Sanmina Corp. (a)	1,971	130,579
ScanSource, Inc. (a)	2,319	102,755
TTM Technologies, Inc. (a)	7,154	139,002
Vishay Intertechnology, Inc.	5,953	132,752
Vishay Precision Group, Inc. (a)	4,234	128,883
		2,560,401
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	9,659	195,305
Dril-Quip, Inc. (a)	8,439	156,965
Ranger Energy Services, Inc.	14,173	149,100
Valaris Ltd. (a)	2,726	203,087
		704,457
ENTERTAINMENT — 0.1%
Madison Square Garden Sports Corp. (a)	940	176,842
FINANCIAL SERVICES — 5.0%
Alerus Financial Corp.	25,136	492,917
Banco Latinoamericano de Comercio Exterior SA	50,236	1,490,502
Cannae Holdings, Inc. (c)	6,719	121,883
Cass Information Systems, Inc.	4,468	179,033
EVERTEC, Inc.	38,703	1,286,875
Federal Agricultural Mortgage Corp. Class C	8,284	1,497,913
Radian Group, Inc.	49,974	1,554,191
Waterstone Financial, Inc.	22,619	289,297
Western Union Co.	139,418	1,703,688
		8,616,299
FOOD PRODUCTS — 0.8%
Cal-Maine Foods, Inc.	3,550	216,940
Security Description	Shares	Value
Flowers Foods, Inc.	24,959	$554,090
J & J Snack Foods Corp.	1,758	285,446
John B Sanfilippo & Son, Inc.	2,298	223,297
Nomad Foods Ltd.	10,750	177,160
		1,456,933
GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	3,348	355,558
National Fuel Gas Co.	16,381	887,686
Northwest Natural Holding Co.	9,529	344,092
Spire, Inc.	5,965	362,255
		1,949,591
GROUND TRANSPORTATION — 0.6%
Heartland Express, Inc.	23,617	291,198
Marten Transport Ltd.	12,643	233,263
Schneider National, Inc. Class B	8,450	204,152
Werner Enterprises, Inc.	7,100	254,393
		983,006
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Artivion, Inc. (a)	3,443	88,313
AtriCure, Inc. (a)	2,354	53,601
Avanos Medical, Inc. (a)	5,545	110,456
CONMED Corp.	1,247	86,442
Envista Holdings Corp. (a)	5,070	84,314
Glaukos Corp. (a)	750	88,762
Haemonetics Corp. (a)	1,287	106,474
ICU Medical, Inc. (a)	1,135	134,781
Inari Medical, Inc. (a)	1,871	90,089
Integer Holdings Corp. (a)	1,097	127,022
Integra LifeSciences Holdings Corp. (a)	3,919	114,200
iRadimed Corp.	2,136	93,856
LeMaitre Vascular, Inc.	2,152	177,067
LivaNova PLC (a)	1,920	105,254
Merit Medical Systems, Inc. (a)	1,255	107,867
Neogen Corp. (a)	4,972	77,712
Omnicell, Inc. (a)	3,581	96,938
Orthofix Medical, Inc. (a)	6,450	85,527
OrthoPediatrics Corp. (a)	3,095	89,012
Surmodics, Inc. (a)	2,250	94,590
UFP Technologies, Inc. (a)	738	194,736
Utah Medical Products, Inc.	3,741	249,936
Varex Imaging Corp. (a)	5,315	78,290
		2,535,239
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Addus HomeCare Corp. (a)	1,560	181,132
Amedisys, Inc. (a)	1,053	96,665
AMN Healthcare Services, Inc. (a)	2,125	108,864
National HealthCare Corp.	3,412	369,861
National Research Corp.	3,291	75,528
Patterson Cos., Inc.	4,503	108,612
Premier, Inc. Class A	10,273	191,797
RadNet, Inc. (a)	1,500	88,380
Select Medical Holdings Corp.	3,112	109,107

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
U.S. Physical Therapy, Inc.	903	$83,455
		1,413,401
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	7,700	193,270
Community Healthcare Trust, Inc. REIT	9,730	227,585
Global Medical REIT, Inc.	18,725	170,023
LTC Properties, Inc. REIT	6,978	240,741
National Health Investors, Inc. REIT	3,152	213,485
Universal Health Realty Income Trust REIT	5,429	212,491
		1,257,595
HEALTH CARE TECHNOLOGY — 0.1%
HealthStream, Inc.	8,737	243,762
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	9,990	145,255
HOTELS, RESTAURANTS & LEISURE — 0.4%
Arcos Dorados Holdings, Inc. Class A	7,852	70,668
Bowlero Corp. Class A	7,230	104,763
Cracker Barrel Old Country Store, Inc. (c)	1,399	58,982
Global Business Travel Group I (a)	18,584	122,654
Papa John's International, Inc. (c)	1,710	80,336
Wendy's Co.	10,671	180,980
		618,383
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	274	94,850
Ethan Allen Interiors, Inc.	3,400	94,826
Helen of Troy Ltd. (a)	1,005	93,204
La-Z-Boy, Inc.	3,833	142,894
Leggett & Platt, Inc.	5,673	65,013
Tri Pointe Homes, Inc. (a)	2,633	98,079
		588,866
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (c)	3,374	129,899
Spectrum Brands Holdings, Inc.	1,130	97,101
WD-40 Co.	727	159,678
		386,678
INDUSTRIAL REITs — 0.1%
LXP Industrial Trust REIT	27,802	253,554
INSURANCE — 7.5%
AMERISAFE, Inc.	25,844	1,134,293
CNO Financial Group, Inc.	60,651	1,681,246
Employers Holdings, Inc.	33,820	1,441,747
Enstar Group Ltd. (a)	7,240	2,213,268
Greenlight Capital Re Ltd. Class A (a)	35,304	462,482
Hanover Insurance Group, Inc.	20,991	2,633,111
Horace Mann Educators Corp.	55,487	1,809,986
Safety Insurance Group, Inc.	19,394	1,455,132
		12,831,265
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.1%
Ziff Davis, Inc. (a)	1,973	$108,614
ZipRecruiter, Inc. Class A (a)	6,943	63,112
		171,726
IT SERVICES — 0.2%
Hackett Group, Inc.	7,880	171,154
Squarespace, Inc. Class A (a)	3,193	139,310
		310,464
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Johnson Outdoors, Inc. Class A	2,885	100,917
Sturm Ruger & Co., Inc.	3,334	138,861
		239,778
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Azenta, Inc. (a)	940	49,463
Mesa Laboratories, Inc.	1,014	87,985
		137,448
MACHINERY — 1.8%
Alamo Group, Inc.	914	158,122
Albany International Corp. Class A	1,306	110,292
Columbus McKinnon Corp.	3,268	112,877
Douglas Dynamics, Inc.	6,041	141,359
Enerpac Tool Group Corp.	3,480	132,866
ESCO Technologies, Inc.	1,739	182,665
Federal Signal Corp.	2,427	203,067
Franklin Electric Co., Inc.	2,614	251,781
Gencor Industries, Inc. (a)	12,484	241,441
Gorman-Rupp Co.	5,538	203,300
Hillenbrand, Inc.	2,290	91,646
John Bean Technologies Corp.	1,280	121,562
Kadant, Inc.	484	142,190
L B Foster Co. Class A (a)	5,069	109,085
Lindsay Corp.	1,639	201,400
Miller Industries, Inc.	3,365	185,142
Mueller Water Products, Inc. Class A	10,444	187,156
Standex International Corp.	876	141,167
Tennant Co.	1,669	164,296
		3,081,414
MEDIA — 0.5%
Cable One, Inc. (c)	326	115,404
EchoStar Corp. Class A (a)	6,120	108,997
John Wiley & Sons, Inc. Class A	3,854	156,858
Scholastic Corp.	2,790	98,961
TechTarget, Inc. (a)	3,068	95,630
TEGNA, Inc.	14,365	200,248
		776,098
METALS & MINING — 0.3%
Arch Resources, Inc.	790	120,262
Materion Corp.	815	88,126
SunCoke Energy, Inc.	17,656	173,029
Warrior Met Coal, Inc.	3,346	210,028
		591,445

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AFC Gamma, Inc. REIT (c)	21,393	$260,995
KKR Real Estate Finance Trust, Inc. REIT	19,567	177,081
		438,076
MULTI-UTILITIES — 0.5%
Black Hills Corp.	6,879	374,080
Northwestern Energy Group, Inc.	8,353	418,318
		792,398
OFFICE REITs — 1.5%
Cousins Properties, Inc. REIT	6,991	161,842
Douglas Emmett, Inc. REIT (c)	11,327	150,762
Easterly Government Properties, Inc. REIT	25,310	313,085
Equity Commonwealth REIT (a)	67,083	1,301,410
Highwoods Properties, Inc. REIT	6,755	177,454
JBG SMITH Properties REIT	10,243	156,001
Postal Realty Trust, Inc. Class A REIT	22,838	304,430
		2,564,984
OIL, GAS & CONSUMABLE FUELS — 1.5%
California Resources Corp.	3,204	170,517
Delek U.S. Holdings, Inc.	5,419	134,174
Geopark Ltd. (c)	15,106	165,411
Gulfport Energy Corp. (a)	1,936	292,336
Permian Basin Royalty Trust (c)	13,894	156,446
Sabine Royalty Trust (c)	6,266	405,348
Sable Offshore Corp. (a) (c)	68,697	1,035,264
SFL Corp. Ltd.	11,546	160,259
Sitio Royalties Corp. Class A	5,268	124,377
		2,644,132
PERSONAL CARE PRODUCTS — 0.2%
Herbalife Ltd. (a)	8,500	88,315
Nature's Sunshine Products, Inc. (a)	6,289	94,775
USANA Health Sciences, Inc. (a)	2,087	94,416
		277,506
PHARMACEUTICALS — 0.9%
Amphastar Pharmaceuticals, Inc. (a)	2,003	80,120
ANI Pharmaceuticals, Inc. (a)	1,296	82,529
Corcept Therapeutics, Inc. (a)	2,953	95,943
Harmony Biosciences Holdings, Inc. (a)	2,319	69,964
Innoviva, Inc. (a)	10,250	168,100
Oculis Holding AG (a) (c)	8,634	103,176
Organon & Co.	3,940	81,558
Pacira BioSciences, Inc. (a)	4,085	116,872
Perrigo Co. PLC	4,790	123,007
Phibro Animal Health Corp. Class A	8,561	143,568
Prestige Consumer Healthcare, Inc. (a)	3,666	252,404
Supernus Pharmaceuticals, Inc. (a)	4,018	107,482
Security Description	Shares	Value
Theravance Biopharma, Inc. (a) (c)	7,373	$62,523
		1,487,246
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	1,042	91,873
Barrett Business Services, Inc.	4,248	139,207
CBIZ, Inc. (a)	3,175	235,268
Concentrix Corp.	1,790	113,271
CSG Systems International, Inc.	4,619	190,164
Dun & Bradstreet Holdings, Inc.	14,931	138,261
Exponent, Inc.	2,512	238,941
Forrester Research, Inc. (a)	7,228	123,454
Heidrick & Struggles International, Inc.	4,510	142,426
Huron Consulting Group, Inc. (a)	1,372	135,142
IBEX Holdings Ltd. (a)	6,254	101,190
ICF International, Inc.	1,765	262,032
Kforce, Inc.	2,429	150,914
Resources Connection, Inc.	19,517	215,468
		2,277,611
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	19,178	186,410
Tejon Ranch Co. (a)	18,696	318,954
		505,364
RESIDENTIAL REITs — 0.4%
Centerspace REIT	3,659	247,458
Elme Communities REIT	16,152	257,301
Independence Realty Trust, Inc. REIT	10,004	187,475
		692,234
RETAIL REITs — 0.6%
Getty Realty Corp. REIT	11,078	295,339
NETSTREIT Corp. (c)	14,986	241,275
Phillips Edison & Co., Inc. REIT	10,968	358,763
Saul Centers, Inc. REIT	4,739	174,253
		1,069,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
CEVA, Inc. (a)	4,024	77,623
FormFactor, Inc. (a)	1,970	119,244
NVE Corp.	1,390	103,819
Power Integrations, Inc.	1,561	109,567
Tower Semiconductor Ltd. (a)	3,290	129,330
Veeco Instruments, Inc. (a)	2,630	122,847
		662,430
SOFTWARE — 1.2%
A10 Networks, Inc.	7,314	101,299
ACI Worldwide, Inc. (a)	3,878	153,530
Alarm.com Holdings, Inc. (a)	1,220	77,519
American Software, Inc. Class A	11,429	104,347
Blackbaud, Inc. (a)	2,111	160,795
BlackLine, Inc. (a)	1,800	87,210
Box, Inc. Class A (a)	3,995	105,628

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CommVault Systems, Inc. (a)	1,702	$206,912
Envestnet, Inc. (a)	1,960	122,676
Magic Software Enterprises Ltd.	13,044	125,614
nCino, Inc. (a)	5,086	159,955
Progress Software Corp.	3,541	192,134
Radware Ltd. (a)	7,862	143,403
Sapiens International Corp. NV	3,863	131,071
Verint Systems, Inc. (a)	3,139	101,076
Workiva, Inc. (a)	1,220	89,048
		2,062,217
SPECIALIZED REITs — 0.3%
Farmland Partners, Inc. REIT (c)	14,173	163,415
Four Corners Property Trust, Inc. REIT	8,830	217,836
PotlatchDeltic Corp. REIT	3,882	152,912
		534,163
SPECIALTY RETAIL — 0.4%
Advance Auto Parts, Inc.	1,283	81,253
Arko Corp.	41,042	257,333
Group 1 Automotive, Inc.	325	96,616
Monro, Inc.	4,036	96,299
Winmark Corp.	454	160,094
		691,595
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
CompoSecure, Inc. Class A (c)	22,622	153,830
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	1,879	116,442
Columbia Sportswear Co.	2,876	227,434
Oxford Industries, Inc. (c)	896	89,734
Steven Madden Ltd.	2,878	121,740
		555,350
TRADING COMPANIES & DISTRIBUTORS — 1.4%
GATX Corp.	1,709	226,203
McGrath RentCorp	17,812	1,897,868
Security Description	Shares	Value
Rush Enterprises, Inc. Class A	3,570	$149,476
Transcat, Inc. (a)	1,398	167,313
		2,440,860
WATER UTILITIES — 0.2%
Artesian Resources Corp. Class A	11,554	406,239
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	8,543	126,522
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Churchill Capital Corp. VII Class A (a) (c)	121,965	1,313,563
Oklo, Inc. (a)	55,228	467,781
Slam Corp. Class A (a)	53,246	592,628
		2,373,972
TOTAL COMMON STOCKS (Cost $178,657,945)		171,265,579
SHORT-TERM INVESTMENT — 1.2%
State Street Navigator Securities Lending Portfolio II (d) (e) (Cost $1,985,283)	1,985,283	1,985,283
TOTAL INVESTMENTS — 100.9% (Cost $180,643,228)		173,250,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,523,433)
NET ASSETS — 100.0%		$171,727,429
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$171,265,579	$—	$—	$171,265,579
Short-Term Investment	1,985,283	—	—	1,985,283
TOTAL INVESTMENTS	$173,250,862	$—	$—	$173,250,862
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,625	$350,695	$10,091,562	$10,442,165	$(92)	$—	—	$—	$15,693
State Street Navigator Securities Lending Portfolio II	4,129,146	4,129,146	39,525,936	41,669,799	—	—	1,985,283	1,985,283	48,807
Total		$4,479,841	$49,617,498	$52,111,964	$(92)	$—		$1,985,283	$64,500
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,434,634	$629,933,448	$145,319,450	$781,566,467
Investments in affiliated issuers, at value	7,747	4,132,973	557,341	652,751
Total Investments	2,442,381	634,066,421	145,876,791	782,219,218
Net cash at broker	—	40,633	5,234	74,079
Cash	—	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	5,030	1,270	10,518
Receivable for investments sold	—	188,184,769	41,943,566	245,994,337
Receivable for fund shares sold	—	727,579	—	599,064
Dividends receivable — unaffiliated issuers	1,181	771,326	94,724	1,759,847
Dividends receivable — affiliated issuers	27	4,893	852	8,033
Securities lending income receivable — unaffiliated issuers	—	—	12	72
Securities lending income receivable — affiliated issuers	—	2,880	172	3,979
Receivable for foreign taxes recoverable	711	—	82	—
Other receivable	—	—	—	—
TOTAL ASSETS	2,444,300	823,803,531	187,922,703	1,030,669,147
LIABILITIES
Due to custodian	—	2,209,569	467	1,048,760
Payable upon return of securities loaned	—	2,916,007	370,318	652,751
Payable for investments purchased	5,051	187,037,934	41,776,136	243,529,425
Payable for fund shares repurchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—	—
Advisory fee payable	218	108,558	24,009	134,628
Trustees’ fees and expenses payable	58	8	26	52
TOTAL LIABILITIES	5,327	192,272,076	42,170,956	245,365,616
NET ASSETS	$2,438,973	$631,531,455	$145,751,747	$785,303,531
NET ASSETS CONSIST OF:
Paid-in capital	$3,925,879	$685,112,313	$236,298,451	$867,546,954
Total distributable earnings (loss)	(1,486,906)	(53,580,858)	(90,546,704)	(82,243,423)
NET ASSETS	$2,438,973	$631,531,455	$145,751,747	$785,303,531
NET ASSET VALUE PER SHARE
Net asset value per share	$30.49	$118.26	$110.42	$103.88
Shares outstanding (unlimited amount authorized, $0.01 par value)	80,000	5,340,000	1,320,000	7,560,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,373,871	$580,603,864	$123,037,094	$758,517,728
Investments in affiliated issuers	7,747	4,132,948	555,379	652,751
Total cost of investments	$2,381,618	$584,736,812	$123,592,473	$759,170,479
* Includes investments in securities on loan, at value	$—	$3,227,613	$485,432	$2,059,868
See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$2,450,199,531	$2,412,574,604	$1,282,466,218	$3,221,371,257	$3,638,222,322
60,613,252	39,656,620	1,457,110	187,689,544	275,907,977
2,510,812,783	2,452,231,224	1,283,923,328	3,409,060,801	3,914,130,299
—	—	31,787	—	—
17,553	—	—	40,738	92,267
—	—	—	—	—
—	10,783,858	—	—	—
—	—	—	—	—
1,053,591	3,705,580	591,350	2,216,191	5,949,201
8,337	14,872	6,265	26,926	28,095
10,505	7,104	—	18,006	27,382
10,335	16,567	—	26,531	173,868
—	—	—	—	—
—	—	1,862	—	—
2,511,913,104	2,466,759,205	1,284,554,592	3,411,389,193	3,920,401,112

—	7,871,727	—	—	—
59,754,443	39,656,620	—	183,700,828	272,620,822
—	—	—	348,338	627,007
1,187	—	—	—	23,200
—	—	1,885	—	—
300,489	296,880	101,651	396,053	456,278
—	—	—	—	305
60,056,119	47,825,227	103,536	184,445,219	273,727,612
$2,451,856,985	$2,418,933,978	$1,284,451,056	$3,226,943,974	$3,646,673,500

$2,875,004,998	$3,034,678,643	$1,052,291,878	$3,483,949,290	$5,116,961,045
(423,148,013)	(615,744,665)	232,159,178	(257,005,316)	(1,470,287,545)
$2,451,856,985	$2,418,933,978	$1,284,451,056	$3,226,943,974	$3,646,673,500

$84.11	$72.97	$53.08	$85.82	$78.42
29,150,000	33,150,000	24,200,000	37,600,028	46,502,102

$2,277,689,661	$2,384,502,490	$1,034,999,985	$2,719,109,713	$3,713,012,259
60,613,166	39,656,620	1,473,280	187,689,235	275,907,779
$2,338,302,827	$2,424,159,110	$1,036,473,265	$2,906,798,948	$3,988,920,038
$164,961,637	$99,754,101	$—	$318,263,612	$480,880,861

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$106,641,566	$352,084,920	$178,618,603	$15,162,398
Investments in affiliated issuers, at value	222,389	2,331,160	15,916,460	31,290
Total Investments	106,863,955	354,416,080	194,535,063	15,193,688
Foreign currency, at value	—	—	—	—
Cash	—	—	—	—
Receivable for investments sold	581	97,239	924,893	—
Receivable for fund shares sold	—	—	152	—
Dividends receivable — unaffiliated issuers	32,408	318,583	223,374	2,368
Dividends receivable — affiliated issuers	437	2,698	1,668	144
Securities lending income receivable — unaffiliated issuers	6	99	13,634	14
Securities lending income receivable — affiliated issuers	41	625	54,032	11
Receivable for foreign taxes recoverable	—	427	—	—
TOTAL ASSETS	106,897,428	354,835,751	195,752,816	15,196,225
LIABILITIES
Due to custodian	331	1,013	924,894	—
Payable upon return of securities loaned	86,288	1,228,745	15,807,447	—
Payable for investments purchased	—	657,351	—	—
Advisory fee payable	10,387	34,675	74,150	5,793
Trustees’ fees and expenses payable	—	—	68	—
TOTAL LIABILITIES	97,006	1,921,784	16,806,559	5,793
NET ASSETS	$106,800,422	$352,913,967	$178,946,257	$15,190,432
NET ASSETS CONSIST OF:
Paid-in capital	$89,104,237	$336,307,931	$404,000,293	$16,113,249
Total distributable earnings (loss)	17,696,185	16,606,036	(225,054,036)	(922,817)
NET ASSETS	$106,800,422	$352,913,967	$178,946,257	$15,190,432
NET ASSET VALUE PER SHARE
Net asset value per share	$242.73	$172.15	$60.35	$44.68
Shares outstanding (unlimited amount authorized, $0.01 par value)	440,000	2,050,000	2,965,000	340,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$73,503,399	$322,908,951	$269,652,525	$12,780,329
Investments in affiliated issuers	222,241	2,354,884	15,916,453	31,288
Total cost of investments	$73,725,640	$325,263,835	$285,568,978	$12,811,617
Foreign currency, at cost	$—	$—	$—	$—
* Includes investments in securities on loan, at value	$114,565	$1,983,855	$31,926,309	$84,825
See accompanying notes to financial statements.

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$57,676,180	$13,289,758	$1,879,336,768	$44,155,575	$5,063,642	$692,822,351
1,303,837	839,658	121,087,430	4,351,099	6,620	3,515,549
58,980,017	14,129,416	2,000,424,198	48,506,674	5,070,262	696,337,900
—	—	14,541	—	—	—
—	2,707	4,095,929	—	—	—
—	—	269,119	96,492	—	—
—	—	3,835	—	—	—
5,703	12,132	1,104,058	—	4,615	783,889
142	107	15,014	669	30	8,460
318	504	22,748	13,581	—	—
2,237	4,582	341,445	23,747	—	177
—	1,510	99,393	—	—	—
58,988,417	14,150,958	2,006,390,280	48,641,163	5,074,907	697,130,426

—	—	—	84,993	—	27,671
1,256,763	833,420	118,034,139	4,321,780	—	1,657,465
—	—	4,300,609	—	1,277	—
21,282	5,184	311,895	18,887	491	67,961
—	6	57	11	—	117
1,278,045	838,610	122,646,700	4,425,671	1,768	1,753,214
$57,710,372	$13,312,348	$1,883,743,580	$44,215,492	$5,073,139	$695,377,212

$59,949,944	$30,471,451	$2,741,362,456	$157,551,346	$5,364,903	$720,568,987
(2,239,572)	(17,159,103)	(857,618,876)	(113,335,854)	(291,764)	(25,191,775)
$57,710,372	$13,312,348	$1,883,743,580	$44,215,492	$5,073,139	$695,377,212

$56.58	$33.28	$46.06	$27.81	$28.99	$152.83
1,020,000	400,000	40,895,000	1,590,000	175,000	4,550,000

$54,316,040	$18,685,070	$1,771,928,685	$65,378,796	$4,983,960	$647,177,961
1,303,834	839,658	121,087,199	4,351,099	6,620	3,515,537
$55,619,874	$19,524,728	$1,893,015,884	$69,729,895	$4,990,580	$650,693,498
$—	$—	$16,031	$—	$—	$—
$1,617,960	$1,323,694	$173,174,033	$8,111,113	$—	$3,083,418

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$171,265,579
Investments in affiliated issuers, at value	1,985,283
Total Investments	173,250,862
Receivable for investments sold	385,136
Dividends receivable — unaffiliated issuers	248,764
Dividends receivable — affiliated issuers	1,686
Securities lending income receivable — unaffiliated issuers	5,598
Securities lending income receivable — affiliated issuers	8,270
TOTAL ASSETS	173,900,316
LIABILITIES
Due to custodian	166,063
Payable upon return of securities loaned	1,985,283
Payable for investments purchased	4,725
Advisory fee payable	16,794
Trustees’ fees and expenses payable	22
TOTAL LIABILITIES	2,172,887
NET ASSETS	$171,727,429
NET ASSETS CONSIST OF:
Paid-in capital	$229,765,664
Total distributable earnings (loss)	(58,038,235)
NET ASSETS	$171,727,429
NET ASSET VALUE PER SHARE
Net asset value per share	$110.08
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,560,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$178,657,945
Investments in affiliated issuers	1,985,283
Total cost of investments	$180,643,228
* Includes investments in securities on loan, at value	$5,543,503
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$28	$2,488	$539	$—
Dividend income — unaffiliated issuers	817,383	11,686,030	2,165,695	27,564,950
Dividend income — affiliated issuers	6,270	41,350	14,343	200,110
Unaffiliated securities lending income	—	3,046	595	43,258
Affiliated securities lending income	—	132,511	4,464	130,916
Foreign taxes withheld	—	(6,311)	(932)	(23,341)
TOTAL INVESTMENT INCOME (LOSS)	823,681	11,859,114	2,184,704	27,915,893
EXPENSES
Advisory fee	68,723	1,184,449	301,520	1,530,619
Trustees’ fees and expenses	972	5,838	1,532	7,709
Miscellaneous expenses	94	622	165	816
TOTAL EXPENSES	69,789	1,190,909	303,217	1,539,144
NET INVESTMENT INCOME (LOSS)	$753,892	$10,668,205	$1,881,487	$26,376,749
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	254,208	(15,596,881)	6,498,450	(35,342,832)
Investments — affiliated issuers	48	(195)	1,611	11,326
In-kind redemptions — unaffiliated issuers	15,800,702	63,474,263	8,436,372	78,441,740
In-kind redemptions — affiliated issuers	—	—	1,023	105,287
Futures contracts	3,411	180,101	39,923	511,085
Net realized gain (loss)	16,058,369	48,057,288	14,977,379	43,726,606
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,927,589)	3,736,105	3,221,093	22,950,475
Investments — affiliated issuers	(2)	25	(1,872)	(78,794)
Futures contracts	—	(24,907)	(5,756)	(78,108)
Net change in unrealized appreciation/depreciation	(3,927,591)	3,711,223	3,213,465	22,793,573
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,130,778	51,768,511	18,190,844	66,520,179
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,884,670	$62,436,716	$20,072,331	$92,896,928
See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$—	$—	$2,142	$—	$—
26,576,045	47,537,541	15,797,309	38,611,590	83,648,521
80,542	129,901	83,762	172,276	283,485
64,729	105,168	—	187,321	339,059
210,015	312,723	—	401,522	1,912,643
—	—	(4,210)	(80,309)	—
26,931,331	48,085,333	15,879,003	39,292,400	86,183,708

3,446,071	3,592,109	1,069,556	4,337,627	5,688,497
21,144	23,606	10,310	27,702	38,665
2,331	4,975	1,109	3,002	4,097
3,469,546	3,620,690	1,080,975	4,368,331	5,731,259
$23,461,785	$44,464,643	$14,798,028	$34,924,069	$80,452,449

(32,780,170)	(169,108,163)	361,758	2,900,115	(329,244,107)
73	36	(40,773)	108	(1,036)
312,723,557	214,177,187	52,389,482	112,825,979	415,874,146
—	—	7,184	—	—
—	—	272,582	—	—
279,943,460	45,069,060	52,990,233	115,726,202	86,629,003

103,737,181	83,984,866	183,585,377	221,653,576	(5,240,491)
85	(12)	48,321	309	198
—	—	(13,680)	—	—
103,737,266	83,984,854	183,620,018	221,653,885	(5,240,293)
383,680,726	129,053,914	236,610,251	337,380,087	81,388,710
$407,142,511	$173,518,557	$251,408,279	$372,304,156	$161,841,159

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$985,002	$6,594,115	$3,532,643	$178,542
Dividend income — affiliated issuers	6,020	31,491	18,809	1,160
Unaffiliated securities lending income	46	537	218,347	2,781
Affiliated securities lending income	847	7,077	369,960	1,872
Foreign taxes withheld	(462)	(981)	(122,814)	(327)
TOTAL INVESTMENT INCOME (LOSS)	991,453	6,632,239	4,016,945	184,028
EXPENSES
Advisory fee	108,290	349,303	1,090,028	74,383
Trustees’ fees and expenses	867	2,717	2,804	173
Miscellaneous expenses	94	295	278	18
TOTAL EXPENSES	109,251	352,315	1,093,110	74,574
NET INVESTMENT INCOME (LOSS)	$882,202	$6,279,924	$2,923,835	$109,454
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,572,353)	(5,976,075)	(37,110,784)	(1,202,793)
Investments — affiliated issuers	(9,864)	(28,291)	96	7
In-kind redemptions — unaffiliated issuers	6,895,253	16,458,115	(1,509,647)	615,036
In-kind redemptions — affiliated issuers	711	2,422	—	—
Foreign currency transactions	—	—	(14,082)	—
Net realized gain (loss)	5,313,747	10,456,171	(38,634,417)	(587,750)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	20,111,960	33,948,837	(53,715,957)	877,622
Investments — affiliated issuers	5,296	33,180	7	2
Foreign currency translations	—	—	(365)	—
Net change in unrealized appreciation/depreciation	20,117,256	33,982,017	(53,716,315)	877,624
NET REALIZED AND UNREALIZED GAIN (LOSS)	25,431,003	44,438,188	(92,350,732)	289,874
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,313,205	$50,718,112	$(89,426,897)	$399,328
See accompanying notes to financial statements.

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$223,384	$201,164	$14,902,745	$485,835	$74,951	$15,948,525
3,533	1,679	125,133	4,781	422	94,666
4,782	27,279	1,041,163	455,853	—	5,646
28,206	68,734	6,933,781	434,761	—	3,061
(993)	(8,799)	(474,006)	(13,231)	(88)	—
258,912	290,057	22,528,816	1,367,999	75,285	16,051,898

188,413	85,757	3,618,591	210,520	5,581	900,789
370	216	17,928	480	47	7,967
41	22	1,921	51	5	833
188,824	85,995	3,638,440	211,051	5,633	909,589
$70,088	$204,062	$18,890,376	$1,156,948	$69,652	$15,142,309

(104,880)	(673,599)	(94,579,138)	(21,813,484)	(116,486)	4,799,971
94	6	96	15	(3)	(451)
4,523,710	331,801	46,119,201	6,290,236	827,511	41,013,299
—	—	—	—	—	—
—	86	(1,299)	3	—	—
4,418,924	(341,706)	(48,461,140)	(15,523,230)	711,022	45,812,819

1,377,891	(1,475,243)	117,700,297	8,239,124	83,481	15,815,930
2	—	231	(3)	—	(42)
—	(14)	17	(4)	—	—
1,377,893	(1,475,257)	117,700,545	8,239,117	83,481	15,815,888
5,796,817	(1,816,963)	69,239,405	(7,284,113)	794,503	61,628,707
$5,866,905	$(1,612,901)	$88,129,781	$(6,127,165)	$864,155	$76,771,016

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$4,375,456
Dividend income — affiliated issuers	15,693
Unaffiliated securities lending income	15,758
Affiliated securities lending income	48,807
Foreign taxes withheld	(11,007)
TOTAL INVESTMENT INCOME (LOSS)	4,444,707
EXPENSES
Advisory fee	217,757
Trustees’ fees and expenses	1,896
Miscellaneous expenses	199
TOTAL EXPENSES	219,852
NET INVESTMENT INCOME (LOSS)	$4,224,855
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(554,366)
Investments — affiliated issuers	(92)
In-kind redemptions — unaffiliated issuers	2,392,906
Net realized gain (loss)	1,838,448
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	9,745,301
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,583,749
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,808,604
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF		SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$753,892	$1,274,252	$10,668,205	$10,109,008
Net realized gain (loss)	16,058,369	(1,768,261)	48,057,288	39,732,071
Net change in unrealized appreciation/depreciation	(3,927,591)	24,929,983	3,711,223	17,195,874
Net increase (decrease) in net assets resulting from operations	12,884,670	24,435,974	62,436,716	67,036,953
Net equalization credits and charges	(27,074)	(128,705)	(149,892)	27,344
Distributions to shareholders	(818,255)	(1,272,662)	(11,077,139)	(10,690,380)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,188,587	—	258,776,143	195,948,970
Cost of shares redeemed	(114,400,899)	(52,032,491)	(225,274,044)	(246,578,317)
Net income equalization	27,074	128,705	149,892	(27,344)
Net increase (decrease) in net assets from beneficial interest transactions	(112,185,238)	(51,903,786)	33,651,991	(50,656,691)
Contribution from affiliate (Note 4)	—	16,574	—	—
Net increase (decrease) in net assets during the period	(100,145,897)	(28,852,605)	84,861,676	5,717,226
Net assets at beginning of period	102,584,870	131,437,475	546,669,779	540,952,553
NET ASSETS AT END OF PERIOD	$2,438,973	$102,584,870	$631,531,455	$546,669,779
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,000	—	2,210,000	1,870,000
Shares redeemed	(4,080,000)	(2,120,000)	(1,910,000)	(2,350,000)
Net increase (decrease) from share transactions	(4,000,000)	(2,120,000)	300,000	(480,000)
See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$1,881,487	$4,414,823	$26,376,749	$26,928,148	$23,461,785	$19,501,026
14,977,379	27,614,428	43,726,606	41,950,521	279,943,460	(140,216,097)
3,213,465	8,807,550	22,793,573	10,812,115	103,737,266	353,142,546
20,072,331	40,836,801	92,896,928	79,690,784	407,142,511	232,427,475
61,885	(111,661)	38,420	(6,682)	(799,830)	(369,296)
(2,028,167)	(4,578,436)	(25,771,600)	(27,371,410)	(25,105,656)	(21,188,775)

2,128,448	10,888,984	292,391,638	229,200,723	1,299,912,993	1,899,514,586
(31,226,184)	(158,267,565)	(333,386,795)	(302,178,618)	(1,079,325,774)	(1,551,069,205)
(61,885)	111,661	(38,420)	6,682	799,830	369,296
(29,159,621)	(147,266,920)	(41,033,577)	(72,971,213)	221,387,049	348,814,677
—	—	—	—	—	—
(11,053,572)	(111,120,216)	26,130,171	(20,658,521)	602,624,074	559,684,081
156,805,319	267,925,535	759,173,360	779,831,881	1,849,232,911	1,289,548,830
$145,751,747	$156,805,319	$785,303,531	$759,173,360	$2,451,856,985	$1,849,232,911

20,000	120,000	2,860,000	2,420,000	16,350,000	28,350,000
(300,000)	(1,640,000)	(3,270,000)	(3,200,000)	(13,000,000)	(23,700,000)
(280,000)	(1,520,000)	(410,000)	(780,000)	3,350,000	4,650,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,464,643	$42,034,839	$14,798,028	$10,542,839
Net realized gain (loss)	45,069,060	(79,661,934)	52,990,233	21,034,633
Net change in unrealized appreciation/depreciation	83,984,854	213,488,157	183,620,018	107,896,309
Net increase (decrease) in net assets resulting from operations	173,518,557	175,861,062	251,408,279	139,473,781
Net equalization credits and charges	(1,333,445)	(643,073)	218,063	661,129
Distributions to shareholders	(42,103,288)	(41,180,242)	(15,041,149)	(11,215,118)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,379,215,237	2,825,889,322	397,159,867	481,646,638
Cost of shares redeemed	(1,316,190,156)	(2,167,202,015)	(235,967,462)	(157,590,836)
Net income equalization	1,333,445	643,073	(218,063)	(661,129)
Net increase (decrease) in net assets from beneficial interest transactions	64,358,526	659,330,380	160,974,342	323,394,673
Contribution from affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	194,440,350	793,368,127	397,559,535	452,314,465
Net assets at beginning of period	2,224,493,628	1,431,125,501	886,891,521	434,577,056
NET ASSETS AT END OF PERIOD	$2,418,933,978	$2,224,493,628	$1,284,451,056	$886,891,521
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,300,000	42,850,000	8,475,000	12,550,000
Shares redeemed	(18,500,000)	(34,150,000)	(4,875,000)	(3,950,000)
Net increase (decrease) from share transactions	800,000	8,700,000	3,600,000	8,600,000
See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF		SPDR S&P 1500 Momentum Tilt ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$34,924,069	$29,406,339	$80,452,449	$74,872,547	$882,202	$1,315,861
115,726,202	(193,996,545)	86,629,003	(104,384,976)	5,313,747	(222,599)
221,653,885	377,652,643	(5,240,293)	301,833,103	20,117,256	10,957,651
372,304,156	213,062,437	161,841,159	272,320,674	26,313,205	12,050,913
233,317	266,198	(318,879)	(368,324)	(4,922)	(18,884)
(34,338,059)	(30,198,647)	(90,691,924)	(72,577,342)	(858,890)	(1,308,052)

664,751,347	521,554,835	1,423,021,889	1,436,056,622	20,164,268	22,286,242
(306,216,196)	(212,263,544)	(1,671,940,023)	(1,646,581,413)	(22,242,283)	(21,989,657)
(233,317)	(266,198)	318,879	368,324	4,922	18,884
358,301,834	309,025,093	(248,599,255)	(210,156,467)	(2,073,093)	315,469
—	—	—	—	—	99,073
696,501,248	492,155,081	(177,768,899)	(10,781,459)	23,376,300	11,138,519
2,530,442,726	2,038,287,645	3,824,442,399	3,835,223,858	83,424,122	72,285,603
$3,226,943,974	$2,530,442,726	$3,646,673,500	$3,824,442,399	$106,800,422	$83,424,122

8,450,000	6,950,000	17,700,000	18,700,000	100,000	130,000
(3,750,000)	(2,950,000)	(20,750,000)	(22,150,000)	(110,000)	(130,000)
4,700,000	4,000,000	(3,050,000)	(3,450,000)	(10,000)	—

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Value Tilt ETF		SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,279,924	$4,867,747	$2,923,835	$2,697,484
Net realized gain (loss)	10,456,171	881,052	(38,634,417)	(13,544,835)
Net change in unrealized appreciation/depreciation	33,982,017	21,367,943	(53,716,315)	31,917,632
Net increase (decrease) in net assets resulting from operations	50,718,112	27,116,742	(89,426,897)	21,070,281
Net equalization credits and charges	140,927	(9,974)	(191,391)	159,400
Distributions to shareholders	(6,381,059)	(4,870,940)	(3,354,549)	(3,050,067)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	127,827,618	34,707,187	14,539,698	67,574,102
Cost of shares redeemed	(50,607,212)	(29,129,613)	(82,026,092)	(13,349,970)
Net income equalization	(140,927)	9,974	191,391	(159,400)
Net increase (decrease) in net assets from beneficial interest transactions	77,079,479	5,587,548	(67,295,003)	54,064,732
Net increase (decrease) in net assets during the period	121,557,459	27,823,376	(160,267,840)	72,244,346
Net assets at beginning of period	231,356,508	203,533,132	339,214,097	266,969,751
NET ASSETS AT END OF PERIOD	$352,913,967	$231,356,508	$178,946,257	$339,214,097
SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	250,000	210,000	750,000
Shares redeemed	(310,000)	(210,000)	(1,250,000)	(160,000)
Net increase (decrease) from share transactions	490,000	40,000	(1,040,000)	590,000
See accompanying notes to financial statements.

SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF		SPDR S&P Kensho Intelligent Structures ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$109,454	$89,772	$70,088	$30,704	$204,062	$449,685
(587,750)	30,971	4,418,924	(1,522,317)	(341,706)	(5,535,197)
877,624	3,730,587	1,377,893	4,553,130	(1,475,257)	8,537,888
399,328	3,851,330	5,866,905	3,061,517	(1,612,901)	3,452,376
(4,743)	(3,764)	(4,094)	(1,267)	(6,370)	(10,210)
(116,041)	(91,719)	(75,999)	(25,158)	(199,997)	(416,542)

—	—	30,988,694	8,158,517	1,713,932	374,606
(3,016,301)	(3,144,844)	(11,787,807)	(7,055,801)	(9,954,715)	(11,201,839)
4,743	3,764	4,094	1,267	6,370	10,210
(3,011,558)	(3,141,080)	19,204,981	1,103,983	(8,234,413)	(10,817,023)
(2,733,014)	614,767	24,991,793	4,139,075	(10,053,681)	(7,791,399)
17,923,446	17,308,679	32,718,579	28,579,504	23,366,029	31,157,428
$15,190,432	$17,923,446	$57,710,372	$32,718,579	$13,312,348	$23,366,029

—	—	570,000	180,000	50,000	10,000
(70,000)	(80,000)	(220,000)	(160,000)	(300,000)	(330,000)
(70,000)	(80,000)	350,000	20,000	(250,000)	(320,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF		SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,890,376	$22,189,756	$1,156,948	$1,365,106
Net realized gain (loss)	(48,461,140)	(176,364,459)	(15,523,230)	(25,966,932)
Net change in unrealized appreciation/depreciation	117,700,545	330,937,419	8,239,117	23,290,874
Net increase (decrease) in net assets resulting from operations	88,129,781	176,762,716	(6,127,165)	(1,310,952)
Net equalization credits and charges	(86,855)	(439,004)	(28,650)	244,150
Distributions to shareholders	(24,011,717)	(22,478,195)	(1,314,818)	(1,376,377)
Return of capital	—	—	—	—
Total Distributions to shareholders	(24,011,717)	(22,478,195)	(1,314,818)	(1,376,377)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	171,758,851	225,934,058	55,041,465	1,590,905
Cost of shares redeemed	(162,184,038)	(107,263,615)	(57,220,608)	(22,204,560)
Net income equalization	86,855	439,004	28,650	(244,150)
Net increase (decrease) in net assets from beneficial interest transactions	9,661,668	119,109,447	(2,150,493)	(20,857,805)
Net increase (decrease) in net assets during the period	73,692,877	272,954,964	(9,621,126)	(23,300,984)
Net assets at beginning of period	1,810,050,703	1,537,095,739	53,836,618	77,137,602
NET ASSETS AT END OF PERIOD	$1,883,743,580	$1,810,050,703	$44,215,492	$53,836,618
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,900,000	5,360,000	1,960,000	50,000
Shares redeemed	(3,610,000)	(2,640,000)	(1,980,000)	(680,000)
Net increase (decrease) from share transactions	290,000	2,720,000	(20,000)	(630,000)
See accompanying notes to financial statements.

SPDR S&P SmallCap 600 ESG ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$69,652	$48,393	$15,142,309	$12,780,355	$4,224,855	$5,201,788
711,022	(199,486)	45,812,819	794,173	1,838,448	4,544,945
83,481	448,008	15,815,888	45,126,192	9,745,301	(7,620,238)
864,155	296,915	76,771,016	58,700,720	15,808,604	2,126,495
(10,266)	1,007	1,119,921	(1,213,314)	296,452	10,883
(74,260)	(50,033)	(16,227,652)	(13,326,785)	(5,000,516)	(5,499,034)
—	(2,510)	—	—	—	—
(74,260)	(52,543)	(16,227,652)	(13,326,785)	(5,000,516)	(5,499,034)

15,214,115	1,264,444	88,966,271	284,150,030	10,837,886	24,236,473
(14,904,895)	—	(271,853,982)	(69,545,218)	(40,883,052)	(15,984,066)
10,266	(1,007)	(1,119,921)	1,213,314	(296,452)	(10,883)
319,486	1,263,437	(184,007,632)	215,818,126	(30,341,618)	8,241,524
1,099,115	1,508,816	(122,344,347)	259,978,747	(19,237,078)	4,879,868
3,974,024	2,465,208	817,721,559	557,742,812	190,964,507	186,084,639
$5,073,139	$3,974,024	$695,377,212	$817,721,559	$171,727,429	$190,964,507

600,000	50,000	610,000	2,080,000	100,000	220,000
(575,000)	—	(1,880,000)	(520,000)	(390,000)	(150,000)
25,000	50,000	(1,270,000)	1,560,000	(290,000)	70,000

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Climate Paris Aligned ETF
	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$25.14	$21.20	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.29	0.07
Net realized and unrealized gain (loss) (b)	5.38	3.99	(3.83)
Total from investment operations	5.66	4.28	(3.76)
Net equalization credits and charges (a)	(0.01)	(0.03)	(0.00)(c)
Contribution from affiliate (Note 4)	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.30)	(0.31)	(0.04)
Net asset value, end of period	$30.49	$25.14	$21.20
Total return (d)	22.61%	20.25%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,439	$102,585	$131,437
Ratios to average net assets:
Total expenses	0.10%	0.11%	0.10%(e)
Net investment income (loss)	1.10%	1.31%	1.62%(e)
Portfolio turnover rate (f)	9%	14%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$108.47	$98.00	$103.93	$73.50	$80.17
Income (loss) from investment operations:
Net investment income (loss) (a)	2.04	1.84	1.60	1.49	1.58
Net realized and unrealized gain (loss) (b)	9.89	10.61	(5.82)	30.62	(6.42)
Total from investment operations	11.93	12.45	(4.22)	32.11	(4.84)
Net equalization credits and charges (a)	(0.03)	0.00(c)	(0.02)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(2.11)	(1.98)	(1.69)	(1.66)	(1.84)
Net asset value, end of period	$118.26	$108.47	$98.00	$103.93	$73.50
Total return (d)	11.07%	12.87%	(4.20)%	44.00%	(6.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$631,531	$546,670	$540,953	$544,605	$474,842
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.80%	1.78%	1.49%	1.67%	2.02%
Portfolio turnover rate (e)	34%	30%	27%	31%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$98.00	$85.87	$98.81	$68.38	$73.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.63	1.45	1.06	1.20
Net realized and unrealized gain (loss) (b)	12.50	12.32	(13.03)	30.58	(4.46)
Total from investment operations	13.78	13.95	(11.58)	31.64	(3.26)
Net equalization credits and charges (a)	0.04	(0.04)	(0.00)(c)	(0.08)	(0.08)
Distributions to shareholders from:
Net investment income	(1.40)	(1.78)	(1.36)	(1.13)	(1.28)
Net asset value, end of period	$110.42	$98.00	$85.87	$98.81	$68.38
Total return (d)	14.17%	16.40%	(11.87)%	46.38%	(4.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$145,752	$156,805	$267,926	$312,235	$311,807
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.25%	1.76%	1.46%	1.27%	1.68%
Portfolio turnover rate (e)	50%	37%	44%	42%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$95.25	$89.12	$94.82	$58.69	$70.62
Income (loss) from investment operations:
Net investment income (loss) (a)	3.41	3.05	2.76	2.09	2.16
Net realized and unrealized gain (loss) (b)	8.55	6.18	(5.91)	36.29	(11.73)
Total from investment operations	11.96	9.23	(3.15)	38.38	(9.57)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.02	0.06	0.01
Distributions to shareholders from:
Net investment income	(3.33)	(3.10)	(2.57)	(2.31)	(2.37)
Net asset value, end of period	$103.88	$95.25	$89.12	$94.82	$58.69
Total return (d)	12.72%	10.59%	(3.45)%	66.30%	(13.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$785,304	$759,173	$779,832	$655,207	$356,828
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	3.45%	3.26%	2.83%	2.69%	3.27%
Portfolio turnover rate (e)	35%	33%	40%	58%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$71.68	$60.97	$77.52	$53.77	$54.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	0.77	0.55	0.43	0.55
Net realized and unrealized gain (loss) (b)	12.52	10.79	(16.50)	23.79	(0.38)
Total from investment operations	13.31	11.56	(15.95)	24.22	0.17
Net equalization credits and charges (a)	(0.03)	(0.01)	0.08	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.85)	(0.84)	(0.68)	(0.46)	(0.62)
Net asset value, end of period	$84.11	$71.68	$60.97	$77.52	$53.77
Total return (d)	18.65%	19.07%	(20.61)%	45.10%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,451,857	$1,849,233	$1,289,549	$1,682,086	$1,941,214
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	1.02%	1.15%	0.73%	0.65%	1.04%
Portfolio turnover rate (e)	51%	52%	43%	37%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$68.76	$60.51	$67.55	$42.66	$51.34
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.28	1.16	1.04	1.02
Net realized and unrealized gain (loss) (b)	4.22	8.21	(7.00)	24.71	(8.59)
Total from investment operations	5.52	9.49	(5.84)	25.75	(7.57)
Net equalization credits and charges (a)	(0.04)	(0.02)	0.01	0.15	0.00(c)
Distributions to shareholders from:
Net investment income	(1.27)	(1.22)	(1.21)	(1.01)	(1.11)
Net asset value, end of period	$72.97	$68.76	$60.51	$67.55	$42.66
Total return (d)	8.02%	15.84%	(8.78)%	61.10%	(14.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,418,934	$2,224,494	$1,431,126	$1,526,568	$893,653
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.86%	1.94%	1.71%	1.82%	2.13%
Portfolio turnover rate (e)	41%	46%	32%	38%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$43.05	$36.21	$40.12	$30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	0.63	0.57	0.47
Net realized and unrealized gain (loss) (b)	10.02	6.80	(3.97)	9.76
Total from investment operations	10.66	7.43	(3.40)	10.23
Net equalization credits and charges (a)	0.01	0.04	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.64)	(0.63)	(0.56)	(0.48)
Net asset value, end of period	$53.08	$43.05	$36.21	$40.12
Total return (c)	24.95%	20.86%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,284,451	$886,892	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.10%	0.10%(d)
Net investment income (loss)	1.38%	1.63%	1.36%	1.39%(d)
Portfolio turnover rate (e)	12%	12%	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$76.91	$70.53	$88.70	$56.77	$60.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	0.96	0.80	0.52	0.59
Net realized and unrealized gain (loss) (b)	8.87	6.38	(18.19)	31.91	(4.10)
Total from investment operations	9.84	7.34	(17.39)	32.43	(3.51)
Net equalization credits and charges (a)	0.01	0.01	(0.00)(c)	(0.00)(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.94)	(0.97)	(0.78)	(0.50)	(0.66)
Net asset value, end of period	$85.82	$76.91	$70.53	$88.70	$56.77
Total return (d)	12.88%	10.53%	(19.74)%	57.23%	(5.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,226,944	$2,530,443	$2,038,288	$2,306,075	$1,541,359
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	1.21%	1.30%	0.95%	0.69%	1.01%
Portfolio turnover rate (e)	53%	48%	44%	38%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$77.18	$72.36	$85.72	$49.15	$60.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.65	1.45	1.41	1.07	1.13
Net realized and unrealized gain (loss) (b)	1.48	4.79	(13.35)	36.50	(11.53)
Total from investment operations	3.13	6.24	(11.94)	37.57	(10.40)
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.00)(c)	0.04	(0.01)
Distributions to shareholders from:
Net investment income	(1.88)	(1.41)	(1.42)	(1.04)	(1.14)
Net asset value, end of period	$78.42	$77.18	$72.36	$85.72	$49.15
Total return (d)	4.06%	8.76%	(14.09)%	76.93%	(17.29)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,646,674	$3,824,442	$3,835,224	$4,127,553	$1,916,806
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	2.12%	1.90%	1.72%	1.55%	2.02%
Portfolio turnover rate (e)	58%	46%	38%	36%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$185.39	$160.63	$181.66	$134.17	$127.95
Income (loss) from investment operations:
Net investment income (loss) (a)	2.01	2.93	2.33	1.61	2.11
Net realized and unrealized gain (loss) (b)	57.30	24.60	(21.01)	47.49	6.32
Total from investment operations	59.31	27.53	(18.68)	49.10	8.43
Net equalization credits and charges (a)	(0.01)	(0.04)	(0.01)	(0.02)	(0.05)
Contribution from affiliate (Note 4)	—	0.22	—	—	—
Distributions to shareholders from:
Net investment income	(1.96)	(2.95)	(2.34)	(1.59)	(2.16)
Net asset value, end of period	$242.73	$185.39	$160.63	$181.66	$134.17
Total return (c)	32.16%	17.46%(d)	(10.45)%	36.74%	6.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$106,800	$83,424	$72,286	$86,289	$67,085
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	0.98%	1.73%	1.24%	1.01%	1.62%
Portfolio turnover rate (e)	56%	104%	60%	53%	65%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$148.31	$133.90	$146.31	$97.54	$103.92
Income (loss) from investment operations:
Net investment income (loss) (a)	3.44	3.12	2.99	2.56	2.53
Net realized and unrealized gain (loss) (b)	23.73	14.42	(12.36)	48.10	(6.33)
Total from investment operations	27.17	17.54	(9.37)	50.66	(3.80)
Net equalization credits and charges (a)	0.08	(0.01)	(0.02)	0.58	(0.01)
Distributions to shareholders from:
Net investment income	(3.41)	(3.12)	(3.02)	(2.47)	(2.57)
Net asset value, end of period	$172.15	$148.31	$133.90	$146.31	$97.54
Total return (c)	18.54%	13.29%	(6.60)%	53.02%	(3.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$352,914	$231,357	$203,533	$215,082	$20,483
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	2.16%	2.21%	2.00%	1.90%	2.46%
Portfolio turnover rate (d)	13%	14%	11%	24%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$84.70	$78.18	$105.73	$49.44	$38.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	0.70	1.05	1.20	1.04
Net realized and unrealized gain (loss) (b)	(24.14)	6.55	(27.37)	55.34	10.88
Total from investment operations	(23.32)	7.25	(26.32)	56.54	11.92
Net equalization credits and charges (a)	(0.05)	0.04	(0.00)(c)	0.50	0.26
Distributions to shareholders from:
Net investment income	(0.98)	(0.77)	(1.23)	(0.75)	(0.80)
Net asset value, end of period	$60.35	$84.70	$78.18	$105.73	$49.44
Total return (d)	(27.69)%	9.35%	(25.03)%	115.51%	32.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$178,946	$339,214	$266,970	$402,315	$29,418
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	1.21%	0.80%	1.15%	1.15%	2.42%
Portfolio turnover rate (e)	38%	32%	27%	43%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$43.72	$35.32	$42.47	$30.36	$33.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.20	0.18	0.48	0.29
Net realized and unrealized gain (loss) (b)	1.00	8.42	(7.14)	12.32	(3.63)
Total from investment operations	1.28	8.62	(6.96)	12.80	(3.34)
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.00)(c)	0.04	0.21
Distributions to shareholders from:
Net investment income	(0.31)	(0.21)	(0.19)	(0.73)	(0.21)
Net asset value, end of period	$44.68	$43.72	$35.32	$42.47	$30.36
Total return (d)	2.93%	24.43%	(16.42)%	42.54%	(9.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,190	$17,923	$17,309	$22,509	$8,804
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	0.66%	0.51%	0.45%	1.26%	0.87%
Portfolio turnover rate (e)	21%	28%	22%	43%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$48.83	$43.97	$51.75	$36.60	$37.52
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.05	0.23	0.19	0.46
Net realized and unrealized gain (loss) (b)	7.77	4.85	(7.76)	15.15	(0.96)
Total from investment operations	7.86	4.90	(7.53)	15.34	(0.50)
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	(0.02)	0.17	0.02
Distributions to shareholders from:
Net investment income	(0.10)	(0.04)	(0.23)	(0.36)	(0.44)
Net asset value, end of period	$56.58	$48.83	$43.97	$51.75	$36.60
Total return (d)	16.07%	11.16%	(14.66)%	42.50%	(1.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,710	$32,719	$28,580	$27,429	$19,397
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	0.17%	0.10%	0.46%	0.42%	1.25%
Portfolio turnover rate (e)	32%	33%	32%	39%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$35.95	$32.12	$47.76	$29.91	$30.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.56	0.37	0.56	0.42
Net realized and unrealized gain (loss) (b)	(2.65)	3.83	(15.59)	17.65	(0.27)
Total from investment operations	(2.29)	4.39	(15.22)	18.21	0.15
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.00)(c)	0.04	(0.01)
Distributions to shareholders from:
Net investment income	(0.37)	(0.55)	(0.42)	(0.40)	(0.45)
Net asset value, end of period	$33.28	$35.95	$32.12	$47.76	$29.91
Total return (d)	(6.39)%	13.75%	(32.02)%	61.22%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,312	$23,366	$31,157	$53,013	$6,281
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	1.07%	1.61%	0.88%	1.27%	1.43%
Portfolio turnover rate (e)	31%	31%	32%	58%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$44.58	$40.57	$66.83	$37.27	$33.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.56	0.62	0.57	0.43
Net realized and unrealized gain (loss) (b)	1.61	4.03	(26.12)	29.61	3.43
Total from investment operations	2.07	4.59	(25.50)	30.18	3.86
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.01)	0.01	0.48
Distributions to shareholders from:
Net investment income	(0.59)	(0.57)	(0.75)	(0.63)	(0.34)
Net asset value, end of period	$46.06	$44.58	$40.57	$66.83	$37.27
Total return (d)	4.69%	11.41%	(38.45)%	81.27%	13.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,883,744	$1,810,051	$1,537,096	$2,131,029	$1,011,260
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.04%	1.34%	1.12%	1.01%	1.27%
Portfolio turnover rate (e)	59%	62%	61%	67%	91%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$33.44	$34.44	$62.05	$31.57	$28.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.71	0.39	0.88	0.40
Net realized and unrealized gain (loss) (b)	(5.49)	(1.13)	(27.65)	30.70	3.41
Total from investment operations	(4.75)	(0.42)	(27.26)	31.58	3.81
Net equalization credits and charges (a)	(0.02)	0.13	0.18	(0.64)	0.16
Distributions to shareholders from:
Net investment income	(0.86)	(0.71)	(0.53)	(0.46)	(0.45)
Net asset value, end of period	$27.81	$33.44	$34.44	$62.05	$31.57
Total return (c)	(14.40)%	(0.71)%	(43.90)%	98.17%	14.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,215	$53,837	$77,138	$233,305	$5,367
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	2.47%	2.11%	0.75%	1.49%	1.47%
Portfolio turnover rate (d)	44%	33%	38%	70%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P SmallCap 600 ESG ETF
	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$26.49	$24.65	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.41	0.17
Net realized and unrealized gain (loss) (b)	2.63	1.86	(5.37)
Total from investment operations	3.04	2.27	(5.20)
Net equalization credits and charges (a)	(0.06)	0.01	—
Distributions to shareholders from:
Net investment income	(0.48)	(0.42)	(0.15)
Return of capital	—	(0.02)	—
Total distributions	(0.48)	(0.44)	—
Net asset value, end of period	$28.99	$26.49	$24.65
Total return (c)	11.29%	9.39%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,073	$3,974	$2,465
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%(d)
Net investment income (loss)	1.50%	1.59%	1.32%(d)
Portfolio turnover rate (e)	47%	39%	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$140.50	$130.93	$133.08	$102.17	$107.69
Income (loss) from investment operations:
Net investment income (loss) (a)	2.91	2.66	2.09	1.99	2.20
Net realized and unrealized gain (loss) (b)	12.39	9.83	(1.87)	31.82	(5.49)
Total from investment operations	15.30	12.49	0.22	33.81	(3.29)
Net equalization credits and charges (a)	0.22	(0.25)	(0.05)	(0.15)	0.01
Distributions to shareholders from:
Net investment income	(3.19)	(2.67)	(2.32)	(2.75)	(2.24)
Net asset value, end of period	$152.83	$140.50	$130.93	$133.08	$102.17
Total return (c)	11.16%	9.48%	0.05%	33.27%	(3.05)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$695,377	$817,722	$557,743	$573,565	$658,964
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	2.02%	1.96%	1.50%	1.69%	2.04%
Portfolio turnover rate (d)	22%	27%	22%	34%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$103.22	$104.54	$112.64	$76.41	$93.35
Income (loss) from investment operations:
Net investment income (loss) (a)	2.46	2.84	2.11	2.06	2.24
Net realized and unrealized gain (loss) (b)	7.21	(1.22)	(7.72)	36.73	(16.77)
Total from investment operations	9.67	1.62	(5.61)	38.79	(14.53)
Net equalization credits and charges (a)	0.17	0.01	0.03	(0.10)	0.07
Distributions to shareholders from:
Net investment income	(2.98)	(2.95)	(2.52)	(2.46)	(2.48)
Net asset value, end of period	$110.08	$103.22	$104.54	$112.64	$76.41
Total return (c)	9.65%	1.56%	(5.07)%	51.11%	(15.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$171,727	$190,965	$186,085	$220,778	$247,577
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	2.33%	2.65%	1.86%	2.19%	2.56%
Portfolio turnover rate (d)	56%	31%	23%	52%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P 1500 Momentum Tilt ETF and SPDR MSCI USA Climate Paris Aligned ETF are classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2024, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR MSCI USA Climate Paris Aligned ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$5,030	$—	$5,030
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	1,270	—	1,270
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	10,518	—	10,518
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P 500 ESG ETF
Futures Contracts	$—	$—	$—	$1,885	$—	$1,885

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI USA Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$3,411	$—	$3,411
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	180,101	—	180,101
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	39,923	—	39,923
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	511,085	—	511,085
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	272,582	—	272,582
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$(24,907)	$—	$(24,907)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(5,756)	—	(5,756)
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(78,108)	—	(78,108)
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(13,680)	—	(13,680)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Annual Rate
SPDR S&P Kensho Future Security ETF	0.45%
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Schedules of Investments.
During the year ended June 30, 2023, the Adviser made a contribution of $16,574 to the SPDR MSCI USA Climate Paris Aligned ETF related to a trading matter.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

During the year ended June 30, 2023, the Adviser made a contribution of $99,073 to the SPDR S&P 1500 Momentum Tilt ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees' Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$6,303,111	$6,002,775
SPDR Russell 1000 Low Volatility Focus ETF	201,398,931	198,916,902
SPDR Russell 1000 Momentum Focus ETF	74,575,617	74,394,929
SPDR Russell 1000 Yield Focus ETF	283,645,815	267,674,091
SPDR S&P 400 Mid Cap Growth ETF	1,145,842,796	1,148,318,066
SPDR S&P 400 Mid Cap Value ETF	985,810,981	980,292,004
SPDR S&P 500 ESG ETF	125,181,316	125,564,615
SPDR S&P 600 Small Cap Growth ETF	1,555,451,402	1,525,069,939
SPDR S&P 600 Small Cap Value ETF	2,182,374,327	2,175,125,001
SPDR S&P 1500 Momentum Tilt ETF	50,296,344	50,232,998
SPDR S&P 1500 Value Tilt ETF	39,176,562	37,667,727
SPDR S&P Kensho Clean Power ETF	93,241,558	93,201,301
SPDR S&P Kensho Final Frontiers ETF	3,560,060	3,566,035
SPDR S&P Kensho Future Security ETF	13,806,442	13,710,742
SPDR S&P Kensho Intelligent Structures ETF	5,876,014	5,785,075
SPDR S&P Kensho New Economies Composite ETF	1,060,592,088	1,064,961,045
SPDR S&P Kensho Smart Mobility ETF	20,728,626	20,673,244
SPDR S&P SmallCap 600 ESG ETF	2,108,017	1,981,726
SPDR SSGA US Large Cap Low Volatility Index ETF	176,268,234	162,935,846
SPDR SSGA US Small Cap Low Volatility Index ETF	106,434,877	101,386,094
For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI USA Climate Paris Aligned ETF	$2,182,139	$114,290,510	$15,800,702
SPDR Russell 1000 Low Volatility Focus ETF	255,552,317	222,912,410	63,474,263
SPDR Russell 1000 Momentum Focus ETF	2,129,887	31,226,316	8,437,395
SPDR Russell 1000 Yield Focus ETF	274,987,412	329,858,284	78,547,027
SPDR S&P 400 Mid Cap Growth ETF	1,270,326,535	1,044,749,705	312,723,557
SPDR S&P 400 Mid Cap Value ETF	1,372,159,014	1,308,970,802	214,177,187

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 500 ESG ETF	$371,169,539	$209,330,595	$52,396,666
SPDR S&P 600 Small Cap Growth ETF	663,382,929	303,244,579	112,825,979
SPDR S&P 600 Small Cap Value ETF	1,285,685,598	1,536,952,660	415,874,146
SPDR S&P 1500 Momentum Tilt ETF	20,132,235	22,228,680	6,895,964
SPDR S&P 1500 Value Tilt ETF	125,734,490	49,749,086	16,460,537
SPDR S&P Kensho Clean Power ETF	14,528,920	82,024,097	(1,509,647)
SPDR S&P Kensho Final Frontiers ETF	—	3,018,148	615,036
SPDR S&P Kensho Future Security ETF	31,008,002	11,545,438	4,523,710
SPDR S&P Kensho Intelligent Structures ETF	678,990	8,922,036	331,801
SPDR S&P Kensho New Economies Composite ETF	170,128,936	160,679,594	46,119,201
SPDR S&P Kensho Smart Mobility ETF	54,970,864	57,176,697	6,290,236
SPDR S&P SmallCap 600 ESG ETF	15,108,248	14,897,818	827,511
SPDR SSGA US Large Cap Low Volatility Index ETF	79,894,109	271,617,662	41,013,299
SPDR SSGA US Small Cap Low Volatility Index ETF	6,532,593	40,897,829	2,392,906
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI USA Climate Paris Aligned ETF	$818,255	$—	$818,255
SPDR Russell 1000 Low Volatility Focus ETF	11,077,139	—	11,077,139
SPDR Russell 1000 Momentum Focus ETF	2,028,167	—	2,028,167
SPDR Russell 1000 Yield Focus ETF	25,771,600	—	25,771,600
SPDR S&P 400 Mid Cap Growth ETF	25,105,656	—	25,105,656
SPDR S&P 400 Mid Cap Value ETF	42,103,288	—	42,103,288
SPDR S&P 500 ESG ETF	15,041,149	—	15,041,149
SPDR S&P 600 Small Cap Growth ETF	34,338,059	—	34,338,059
SPDR S&P 600 Small Cap Value ETF	90,691,924	—	90,691,924
SPDR S&P 1500 Momentum Tilt ETF	858,890	—	858,890
SPDR S&P 1500 Value Tilt ETF	6,381,059	—	6,381,059
SPDR S&P Kensho Clean Power ETF	3,354,549	—	3,354,549
SPDR S&P Kensho Final Frontiers ETF	116,041	—	116,041
SPDR S&P Kensho Future Security ETF	75,999	—	75,999
SPDR S&P Kensho Intelligent Structures ETF	199,997	—	199,997
SPDR S&P Kensho New Economies Composite ETF	24,011,717	—	24,011,717
SPDR S&P Kensho Smart Mobility ETF	1,314,818	—	1,314,818
SPDR S&P SmallCap 600 ESG ETF	74,260	—	74,260
SPDR SSGA US Large Cap Low Volatility Index ETF	16,227,652	—	16,227,652
SPDR SSGA US Small Cap Low Volatility Index ETF	5,000,516	—	5,000,516
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 1,272,662	$ —	$ —	$ 1,272,662
SPDR Russell 1000 Low Volatility Focus ETF	10,690,380	—	—	10,690,380
SPDR Russell 1000 Momentum Focus ETF	4,578,436	—	—	4,578,436
SPDR Russell 1000 Yield Focus ETF	27,371,410	—	—	27,371,410
SPDR S&P 400 Mid Cap Growth ETF	21,188,775	—	—	21,188,775
SPDR S&P 400 Mid Cap Value ETF	41,180,242	—	—	41,180,242
SPDR S&P 500 ESG ETF	11,215,118	—	—	11,215,118
SPDR S&P 600 Small Cap Growth ETF	30,198,647	—	—	30,198,647
SPDR S&P 600 Small Cap Value ETF	72,577,342	—	—	72,577,342
SPDR S&P 1500 Momentum Tilt ETF	1,308,052	—	—	1,308,052
SPDR S&P 1500 Value Tilt ETF	4,870,940	—	—	4,870,940
SPDR S&P Kensho Clean Power ETF	3,050,067	—	—	3,050,067
SPDR S&P Kensho Final Frontiers ETF	91,719	—	—	91,719
SPDR S&P Kensho Future Security ETF	25,158	—	—	25,158
SPDR S&P Kensho Intelligent Structures ETF	416,542	—	—	416,542
SPDR S&P Kensho New Economies Composite ETF	22,478,195	—	—	22,478,195
SPDR S&P Kensho Smart Mobility ETF	1,376,377	—	—	1,376,377
SPDR S&P SmallCap 600 ESG ETF	50,033	—	2,510	52,543
SPDR SSGA US Large Cap Low Volatility Index ETF	13,326,785	—	—	13,326,785
SPDR SSGA US Small Cap Low Volatility Index ETF	5,499,034	—	—	5,499,034

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR MSCI USA Climate Paris Aligned ETF	$117,318	$(1,664,307)	$—	$60,083	$(1,486,906)
SPDR Russell 1000 Low Volatility Focus ETF	—	(102,632,287)	—	49,051,429	(53,580,858)
SPDR Russell 1000 Momentum Focus ETF	334,391	(113,109,340)	—	22,228,245	(90,546,704)
SPDR Russell 1000 Yield Focus ETF	1,109,044	(105,941,076)	—	22,588,609	(82,243,423)
SPDR S&P 400 Mid Cap Growth ETF	—	(592,623,012)	—	169,474,999	(423,148,013)
SPDR S&P 400 Mid Cap Value ETF	3,215,952	(643,707,707)	—	24,747,090	(615,744,665)
SPDR S&P 500 ESG ETF	—	(15,114,706)	—	247,273,884	232,159,178
SPDR S&P 600 Small Cap Growth ETF	1,039,154	(755,000,953)	—	496,956,483	(257,005,316)
SPDR S&P 600 Small Cap Value ETF	—	(1,392,801,135)	—	(77,486,410)	(1,470,287,545)
SPDR S&P 1500 Momentum Tilt ETF	68,438	(15,502,195)	—	33,129,942	17,696,185
SPDR S&P 1500 Value Tilt ETF	—	(12,479,461)	—	29,085,497	16,606,036
SPDR S&P Kensho Clean Power ETF	—	(133,515,151)	—	(91,538,885)	(225,054,036)
SPDR S&P Kensho Final Frontiers ETF	—	(3,292,361)	—	2,369,544	(922,817)
SPDR S&P Kensho Future Security ETF	11,725	(5,568,476)	—	3,317,179	(2,239,572)
SPDR S&P Kensho Intelligent Structures ETF	37,254	(11,699,417)	—	(5,496,940)	(17,159,103)
SPDR S&P Kensho New Economies Composite ETF	1,029,972	(961,312,577)	—	102,663,729	(857,618,876)
SPDR S&P Kensho Smart Mobility ETF	217,151	(92,156,073)	—	(21,396,932)	(113,335,854)
SPDR S&P SmallCap 600 ESG ETF	—	(354,201)	—	62,437	(291,764)
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(70,801,575)	—	45,609,800	(25,191,775)
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(50,704,265)	—	(7,333,970)	(58,038,235)
As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR MSCI USA Climate Paris Aligned ETF	$165,070	$1,499,237
SPDR Russell 1000 Low Volatility Focus ETF	40,372,466	62,259,821
SPDR Russell 1000 Momentum Focus ETF	76,955,890	36,153,450
SPDR Russell 1000 Yield Focus ETF	15,910,943	90,030,133
SPDR S&P 400 Mid Cap Growth ETF	316,906,493	275,716,519
SPDR S&P 400 Mid Cap Value ETF	250,496,075	393,211,632
SPDR S&P 500 ESG ETF	5,057,555	10,057,151
SPDR S&P 600 Small Cap Growth ETF	514,980,732	240,020,221
SPDR S&P 600 Small Cap Value ETF	489,897,273	902,903,862
SPDR S&P 1500 Momentum Tilt ETF	15,038,818	463,377
SPDR S&P 1500 Value Tilt ETF	2,496,111	9,983,350
SPDR S&P Kensho Clean Power ETF	68,561,341	64,953,810
SPDR S&P Kensho Final Frontiers ETF	1,918,466	1,373,895
SPDR S&P Kensho Future Security ETF	2,863,088	2,705,388

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Kensho Intelligent Structures ETF	$7,017,447	$4,681,970
SPDR S&P Kensho New Economies Composite ETF	612,829,921	348,482,656
SPDR S&P Kensho Smart Mobility ETF	47,551,642	44,604,431
SPDR S&P SmallCap 600 ESG ETF	—	354,201
SPDR SSGA US Large Cap Low Volatility Index ETF	47,487,648	23,313,927
SPDR SSGA US Small Cap Low Volatility Index ETF	18,373,454	32,330,811
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$2,382,298	$203,033	$142,950	$60,083
SPDR Russell 1000 Low Volatility Focus ETF	585,020,002	61,169,166	12,117,738	49,051,428
SPDR Russell 1000 Momentum Focus ETF	123,649,813	25,484,126	3,255,881	22,228,245
SPDR Russell 1000 Yield Focus ETF	759,641,105	52,593,389	30,004,780	22,588,609
SPDR S&P 400 Mid Cap Growth ETF	2,341,337,784	285,207,530	115,732,531	169,474,999
SPDR S&P 400 Mid Cap Value ETF	2,427,484,134	213,134,404	188,387,314	24,747,090
SPDR S&P 500 ESG ETF	1,036,647,549	280,124,345	32,850,461	247,273,884
SPDR S&P 600 Small Cap Growth ETF	2,912,104,318	640,265,474	143,308,991	496,956,483
SPDR S&P 600 Small Cap Value ETF	3,991,616,709	369,120,367	446,606,777	(77,486,410)
SPDR S&P 1500 Momentum Tilt ETF	73,734,033	33,858,482	728,560	33,129,922
SPDR S&P 1500 Value Tilt ETF	325,330,583	48,297,722	19,212,225	29,085,497
SPDR S&P Kensho Clean Power ETF	286,073,909	18,225,887	109,764,733	(91,538,846)
SPDR S&P Kensho Final Frontiers ETF	12,824,144	3,249,560	880,016	2,369,544
SPDR S&P Kensho Future Security ETF	55,662,838	7,159,342	3,842,163	3,317,179
SPDR S&P Kensho Intelligent Structures ETF	19,623,126	1,367,066	6,860,776	(5,493,710)
SPDR S&P Kensho New Economies Composite ETF	1,897,759,714	281,073,157	178,408,673	102,664,484
SPDR S&P Kensho Smart Mobility ETF	69,903,653	1,783,967	23,180,946	(21,396,979)
SPDR S&P SmallCap 600 ESG ETF	5,007,825	454,070	391,633	62,437
SPDR SSGA US Large Cap Low Volatility Index ETF	650,728,100	76,705,381	31,095,581	45,609,800
SPDR SSGA US Small Cap Low Volatility Index ETF	180,584,832	10,458,089	17,792,059	(7,333,970)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 3,227,613	$ 2,916,007	$ 399,629	$ 3,315,636
SPDR Russell 1000 Momentum Focus ETF	485,432	370,318	127,412	497,730
SPDR Russell 1000 Yield Focus ETF	2,059,868	652,751	1,474,192	2,126,943
SPDR S&P 400 Mid Cap Growth ETF	164,961,637	59,754,443	108,693,869	168,448,312
SPDR S&P 400 Mid Cap Value ETF	99,754,101	39,656,620	62,549,263	102,205,883
SPDR S&P 600 Small Cap Growth ETF	318,263,612	183,700,828	138,751,778	322,452,606
SPDR S&P 600 Small Cap Value ETF	480,880,861	272,620,822	222,054,314	494,675,136
SPDR S&P 1500 Momentum Tilt ETF	114,565	86,288	31,450	117,738
SPDR S&P 1500 Value Tilt ETF	1,983,855	1,228,745	826,816	2,055,561
SPDR S&P Kensho Clean Power ETF	31,926,309	15,807,447	20,039,852	35,847,299
SPDR S&P Kensho Final Frontiers ETF	84,825	—	91,210	91,210
SPDR S&P Kensho Future Security ETF	1,617,960	1,256,763	459,761	1,716,524
SPDR S&P Kensho Intelligent Structures ETF	1,323,694	833,420	623,783	1,457,203
SPDR S&P Kensho New Economies Composite ETF	173,174,033	118,034,139	64,832,497	182,866,636
SPDR S&P Kensho Smart Mobility ETF	8,111,113	4,321,780	4,595,931	8,917,711
SPDR SSGA US Large Cap Low Volatility Index ETF	3,083,418	1,657,465	1,523,924	3,181,389
SPDR SSGA US Small Cap Low Volatility Index ETF	5,543,503	1,985,283	3,681,676	5,666,959
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$2,916,007	$—	$—	$—	$2,916,007	$2,916,007
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	370,318	—	—	—	370,318	370,318
SPDR Russell 1000 Yield Focus ETF	Common Stocks	652,751	—	—	—	652,751	652,751
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	59,754,443	—	—	—	59,754,443	59,754,443
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	39,656,620	—	—	—	39,656,620	39,656,620
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	183,700,828	—	—	—	183,700,828	183,700,828
SPDR S&P 600 Small Cap Value ETF	Common Stocks	272,597,697	—	—	—	272,597,697	272,597,697
SPDR S&P 600 Small Cap Value ETF	Warrants	23,125	—	—	—	23,125	23,125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	$86,288	$—	$—	$—	$86,288	$86,288
SPDR S&P 1500 Value Tilt ETF	Common Stocks	1,228,745	—	—	—	1,228,745	1,228,745
SPDR S&P Kensho Clean Power ETF	Common Stocks	15,807,447	—	—	—	15,807,447	15,807,447
SPDR S&P Kensho Future Security ETF	Common Stocks	1,256,763	—	—	—	1,256,763	1,256,763
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	833,420	—	—	—	833,420	833,420
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	118,034,139	—	—	—	118,034,139	118,034,139
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	4,321,780	—	—	—	4,321,780	4,321,780
SPDR SSGA US Large Cap Low Volatility Index ETF	Common Stocks	1,657,465	—	—	—	1,657,465	1,657,465
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	1,985,283	—	—	—	1,985,283	1,985,283
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF,  SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF,  SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively, the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust) at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Low Volatility Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Yield Focus ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P Kensho Future Security ETF

SPDR S&P Kensho Intelligent Structures ETF

SPDR S&P Kensho Smart Mobility ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR S&P Kensho Clean Power ETF

SPDR S&P Kensho Final Frontiers ETF

SPDR S&P Kensho New Economies Composite ETF
	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
SPDR MSCI USA Climate Paris Aligned ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	SPDR MSCI USA Climate Paris Aligned ETF For the year ended June 30, 2024 For each of the two years in the period ended June 30, 2024 For each of the two years in the period ended June 30, 2024 and the period from April 22, 2022 (commencement of operations) through June 30, 2022

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P 500 ESG ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from July 28, 2020 (commencement of operations) through June 30, 2021
SPDR S&P SmallCap 600 ESG ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period from January 11, 2022 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2024

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) nd related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
June 30, 2024
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 98.3%
DIVERSIFIED REITs — 2.4%
American Assets Trust, Inc. REIT	69,784	$1,561,766
Broadstone Net Lease, Inc. REIT	278,874	4,425,730
Empire State Realty Trust, Inc. Class A REIT	199,885	1,874,921
Essential Properties Realty Trust, Inc. REIT	240,546	6,665,530
Global Net Lease, Inc. REIT	256,243	1,883,386
WP Carey, Inc. REIT	320,660	17,652,333
		34,063,666
HEALTH CARE REITs — 12.4%
CareTrust REIT, Inc.	197,534	4,958,103
Community Healthcare Trust, Inc. REIT	29,633	693,116
Diversified Healthcare Trust REIT	324,522	989,792
Global Medical REIT, Inc.	88,405	802,717
Healthcare Realty Trust, Inc. REIT	547,325	9,019,916
Healthpeak Properties, Inc. REIT	1,034,765	20,281,394
Medical Properties Trust, Inc. REIT	873,218	3,763,570
National Health Investors, Inc. REIT	65,156	4,413,016
Omega Healthcare Investors, Inc. REIT	363,570	12,452,273
Universal Health Realty Income Trust REIT	16,722	654,499
Ventas, Inc. REIT	598,894	30,699,306
Welltower, Inc. REIT	833,575	86,900,194
		175,627,896
HOTEL & RESORT REITs — 3.7%
Apple Hospitality REIT, Inc.	318,245	4,627,282
Chatham Lodging Trust REIT	70,364	599,501
DiamondRock Hospitality Co. REIT	317,164	2,680,036
Host Hotels & Resorts, Inc. REIT	1,048,067	18,844,245
Park Hotels & Resorts, Inc. REIT	305,634	4,578,397
Pebblebrook Hotel Trust REIT	180,647	2,483,896
RLJ Lodging Trust REIT	231,124	2,225,724
Ryman Hospitality Properties, Inc. REIT	89,750	8,962,435
Service Properties Trust REIT	215,675	1,108,569
Summit Hotel Properties, Inc. REIT	154,921	927,977
Sunstone Hotel Investors, Inc. REIT	308,141	3,223,155
Xenia Hotels & Resorts, Inc. REIT	157,917	2,262,951
		52,524,168
INDUSTRIAL REITs — 15.6%
Americold Realty Trust, Inc. REIT	392,280	10,018,831
EastGroup Properties, Inc. REIT	71,646	12,186,985
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	198,284	$9,420,473
Innovative Industrial Properties, Inc. REIT	41,628	4,546,610
LXP Industrial Trust REIT	430,656	3,927,583
Plymouth Industrial REIT, Inc.	57,031	1,219,323
Prologis, Inc. REIT	1,308,349	146,940,676
Rexford Industrial Realty, Inc. REIT	311,584	13,893,530
STAG Industrial, Inc. REIT	275,967	9,951,370
Terreno Realty Corp. REIT	130,523	7,724,351
		219,829,732
OFFICE REITs — 6.0%
Alexandria Real Estate Equities, Inc. REIT	232,222	27,163,007
Boston Properties, Inc. REIT	213,461	13,140,659
Brandywine Realty Trust REIT	200,724	899,244
COPT Defense Properties REIT	168,359	4,214,026
Cousins Properties, Inc. REIT	225,071	5,210,394
Douglas Emmett, Inc. REIT	245,827	3,271,957
Easterly Government Properties, Inc. REIT (a)	120,429	1,489,707
Equity Commonwealth REIT (b)	162,095	3,144,643
Highwoods Properties, Inc. REIT	151,797	3,987,707
Hudson Pacific Properties, Inc. REIT (a)	182,459	877,628
JBG SMITH Properties REIT	126,027	1,919,391
Kilroy Realty Corp. REIT	157,901	4,921,774
NET Lease Office Properties REIT	21,389	526,597
Office Properties Income Trust REIT	60,756	123,942
Orion Office REIT, Inc.	69,841	250,729
Paramount Group, Inc. REIT	238,340	1,103,514
Piedmont Office Realty Trust, Inc. Class A REIT	165,854	1,202,442
SL Green Realty Corp. REIT	95,255	5,395,243
Vornado Realty Trust REIT	237,302	6,238,670
		85,081,274
RESIDENTIAL REITs — 18.8%
American Homes 4 Rent Class A REIT	476,648	17,712,240
Apartment Investment & Management Co. Class A REIT (b)	200,976	1,666,091
AvalonBay Communities, Inc. REIT	204,664	42,342,935
Camden Property Trust REIT	157,379	17,171,623
Centerspace REIT	21,265	1,438,152
Elme Communities REIT	124,275	1,979,701
Equity LifeStyle Properties, Inc. REIT	279,678	18,215,428
Equity Residential REIT	497,488	34,495,818
Essex Property Trust, Inc. REIT	92,728	25,240,562
Independence Realty Trust, Inc. REIT	335,632	6,289,744

See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Invitation Homes, Inc. REIT	831,022	$29,825,379
Mid-America Apartment Communities, Inc. REIT	172,565	24,609,495
NexPoint Residential Trust, Inc. REIT	28,177	1,113,273
Sun Communities, Inc. REIT	185,077	22,272,166
UDR, Inc. REIT	448,409	18,452,030
UMH Properties, Inc. REIT	90,089	1,440,523
Veris Residential, Inc. REIT	118,781	1,781,715
		266,046,875
RETAIL REITs — 17.4%
Acadia Realty Trust REIT	149,948	2,687,068
Agree Realty Corp. REIT	147,656	9,145,813
Brixmor Property Group, Inc. REIT	449,602	10,381,310
Federal Realty Investment Trust REIT	110,557	11,162,940
Getty Realty Corp. REIT	70,250	1,872,865
Kimco Realty Corp. REIT	992,104	19,306,344
Kite Realty Group Trust REIT	327,884	7,338,044
Macerich Co. REIT	320,817	4,953,415
NETSTREIT Corp. (a)	95,244	1,533,428
NNN REIT, Inc.	273,641	11,657,107
Phillips Edison & Co., Inc. REIT	181,174	5,926,202
Realty Income Corp. REIT	1,214,593	64,154,802
Regency Centers Corp. REIT	250,388	15,574,134
Retail Opportunity Investments Corp. REIT	185,291	2,303,167
Simon Property Group, Inc. REIT	438,378	66,545,780
SITE Centers Corp. REIT	270,490	3,922,105
Tanger, Inc. REIT	159,828	4,332,937
Urban Edge Properties REIT	177,820	3,284,335
		246,081,796
SPECIALIZED REITs — 22.0%
CubeSmart REIT	333,138	15,047,843
Digital Realty Trust, Inc. REIT	454,452	69,099,427
EPR Properties REIT	112,743	4,732,951
Equinix, Inc. REIT	133,361	100,900,933
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	305,027	$47,404,246
Four Corners Property Trust, Inc. REIT	135,473	3,342,119
National Storage Affiliates Trust REIT	111,176	4,582,675
Public Storage REIT	227,694	65,496,179
		310,606,373
TOTAL COMMON STOCKS (Cost $1,725,777,399)		1,389,861,780
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	10,547,402	10,550,566
State Street Navigator Securities Lending Portfolio II (e) (f)	3,521,807	3,521,807
TOTAL SHORT-TERM INVESTMENTS (Cost $14,072,041)		14,072,373
TOTAL INVESTMENTS — 99.3% (Cost $1,739,849,440)		1,403,934,153
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		10,220,325
NET ASSETS — 100.0%		$1,414,154,478
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	550	09/20/2024	$18,549,281	$18,670,420	$121,139

During the year ended June 30, 2024, the average notional value related to futures contracts was $15,774,951.
See accompanying notes to financial statements.
2

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,389,861,780	$—	$—	$1,389,861,780
Short-Term Investments	14,072,373	—	—	14,072,373
TOTAL INVESTMENTS	$1,403,934,153	$—	$—	$1,403,934,153
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$121,139	$—	$—	$121,139
TOTAL OTHER FINANCIAL INSTRUMENTS:	$121,139	$—	$—	$121,139

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,247,438	$7,248,887	$79,897,475	$76,595,656	$(328)	$188	10,547,402	$10,550,566	$725,802
State Street Navigator Securities Lending Portfolio II	19,734,758	19,734,758	300,593,905	316,806,856	—	—	3,521,807	3,521,807	78,684
Total		$26,983,645	$380,491,380	$393,402,512	$(328)	$188		$14,072,373	$804,486
See accompanying notes to financial statements.
3

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
BWX Technologies, Inc.	344,379	$32,716,005
Curtiss-Wright Corp.	144,238	39,085,613
Hexcel Corp.	313,084	19,552,096
Woodward, Inc.	229,473	40,015,502
		131,369,216
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	449,905	22,720,202
AUTO COMPONENTS — 1.1%
Adient PLC (a)	338,427	8,362,531
Autoliv, Inc.	272,792	29,186,016
Gentex Corp.	870,930	29,359,050
Goodyear Tire & Rubber Co. (a)	1,072,489	12,172,750
Lear Corp.	213,900	24,429,519
Visteon Corp. (a)	103,965	11,093,066
		114,602,932
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	461,109	15,465,596
Thor Industries, Inc. (b)	200,914	18,775,413
		34,241,009
BANKS — 5.2%
Associated Banc-Corp. (b)	558,479	11,811,831
Bank OZK	397,389	16,292,949
Cadence Bank	688,218	19,462,805
Columbia Banking System, Inc.	788,760	15,688,436
Commerce Bancshares, Inc. (b)	444,051	24,769,162
Cullen/Frost Bankers, Inc.	242,094	24,604,013
East West Bancorp, Inc.	524,212	38,388,045
First Financial Bankshares, Inc. (b)	484,306	14,301,556
First Horizon Corp.	2,060,162	32,488,755
FNB Corp.	1,355,243	18,539,724
Glacier Bancorp, Inc. (b)	426,920	15,932,654
Hancock Whitney Corp.	326,358	15,609,703
Home BancShares, Inc.	701,829	16,815,823
International Bancshares Corp.	201,475	11,526,385
New York Community Bancorp, Inc. (b)	2,937,257	9,457,968
Old National Bancorp	1,189,664	20,450,324
Pinnacle Financial Partners, Inc.	288,182	23,066,087
Prosperity Bancshares, Inc.	360,693	22,052,770
SouthState Corp.	286,956	21,929,178
Synovus Financial Corp.	551,722	22,173,707
Texas Capital Bancshares, Inc. (a)	175,797	10,748,229
UMB Financial Corp.	165,285	13,788,075
United Bankshares, Inc.	508,135	16,483,899
Valley National Bancorp (b)	1,611,331	11,247,090
Webster Financial Corp.	646,008	28,159,489
Wintrust Financial Corp.	232,653	22,930,280
Zions Bancorp NA	556,225	24,123,478
		522,842,415
Security Description	Shares	Value
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	34,398	$10,493,110
Celsius Holdings, Inc. (a) (b)	561,987	32,083,838
Coca-Cola Consolidated, Inc.	17,687	19,190,395
		61,767,343
BIOTECHNOLOGY — 3.2%
Arrowhead Pharmaceuticals, Inc. (a)	467,905	12,160,851
BioMarin Pharmaceutical, Inc. (a)	715,369	58,896,330
Cytokinetics, Inc. (a) (b)	431,926	23,401,751
Exelixis, Inc. (a)	1,097,336	24,657,140
Halozyme Therapeutics, Inc. (a)	479,430	25,102,955
Neurocrine Biosciences, Inc. (a)	379,111	52,192,211
Roivant Sciences Ltd. (a) (b)	1,275,090	13,477,701
Sarepta Therapeutics, Inc. (a)	356,102	56,264,116
United Therapeutics Corp. (a)	167,051	53,214,096
		319,367,151
BROADLINE RETAIL — 0.5%
Macy's, Inc.	1,036,592	19,902,567
Nordstrom, Inc. (b)	369,014	7,830,477
Ollie's Bargain Outlet Holdings, Inc. (a)	230,861	22,663,624
		50,396,668
BUILDING PRODUCTS — 3.7%
AAON, Inc. (b)	257,016	22,422,076
Advanced Drainage Systems, Inc.	256,694	41,171,151
Carlisle Cos., Inc.	178,825	72,461,678
Fortune Brands Innovations, Inc.	471,161	30,597,195
Lennox International, Inc. (b)	120,833	64,643,238
Owens Corning	326,438	56,708,810
Simpson Manufacturing Co., Inc. (b)	158,827	26,767,114
Trex Co., Inc. (a)	409,436	30,347,396
UFP Industries, Inc.	232,686	26,060,832
		371,179,490
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	120,001	18,747,756
Carlyle Group, Inc. (b)	813,416	32,658,652
Evercore, Inc. Class A	133,357	27,795,600
Federated Hermes, Inc.	302,420	9,943,570
Houlihan Lokey, Inc.	197,252	26,601,405
Interactive Brokers Group, Inc. Class A	403,489	49,467,751
Janus Henderson Group PLC	483,561	16,300,841
Jefferies Financial Group, Inc.	639,039	31,798,581
Morningstar, Inc.	98,250	29,067,262
SEI Investments Co.	376,146	24,332,885
Stifel Financial Corp.	385,939	32,476,767
		299,191,070
CHEMICALS — 2.2%
Arcadium Lithium PLC (a) (b)	3,888,550	13,065,528

See accompanying notes to financial statements.
4

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Ashland, Inc.	188,821	$17,841,696
Avient Corp.	343,821	15,007,787
Axalta Coating Systems Ltd. (a)	831,232	28,403,197
Cabot Corp.	208,129	19,124,974
Chemours Co.	560,964	12,660,958
NewMarket Corp.	26,003	13,406,367
Olin Corp.	449,914	21,213,445
RPM International, Inc.	485,090	52,234,491
Scotts Miracle-Gro Co. (b)	158,305	10,299,323
Westlake Corp. (b)	121,096	17,537,123
		220,794,889
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brink's Co.	167,470	17,148,928
Clean Harbors, Inc. (a)	188,957	42,732,626
MSA Safety, Inc.	139,449	26,173,183
RB Global, Inc. (b)	692,157	52,853,108
Stericycle, Inc. (a)	349,499	20,316,377
Tetra Tech, Inc.	201,581	41,219,283
		200,443,505
COMMUNICATIONS EQUIPMENT — 0.4%
Ciena Corp. (a)	544,754	26,246,248
Lumentum Holdings, Inc. (a)	254,675	12,968,051
		39,214,299
CONSTRUCTION & ENGINEERING — 2.4%
AECOM	512,868	45,204,186
Comfort Systems USA, Inc.	134,162	40,801,347
EMCOR Group, Inc.	177,066	64,643,255
Fluor Corp. (a)	644,880	28,084,524
MasTec, Inc. (a)	228,930	24,493,221
MDU Resources Group, Inc.	768,140	19,280,314
Valmont Industries, Inc.	76,077	20,879,333
		243,386,180
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	129,780	28,221,959
Knife River Corp. (a)	213,277	14,959,249
		43,181,208
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	1,030,648	40,885,806
FirstCash Holdings, Inc.	140,493	14,734,906
SLM Corp.	827,733	17,208,569
		72,829,281
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
BJ's Wholesale Club Holdings, Inc. (a) (b)	500,891	43,998,266
Casey's General Stores, Inc.	139,453	53,209,687
Performance Food Group Co. (a)	586,247	38,756,789
Sprouts Farmers Market, Inc. (a) (b)	378,544	31,668,991
U.S. Foods Holding Corp. (a)	852,131	45,145,900
		212,779,633
CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	249,609	35,147,443
Security Description	Shares	Value
Berry Global Group, Inc.	430,957	$25,361,819
Crown Holdings, Inc.	449,441	33,433,916
Graphic Packaging Holding Co.	1,157,681	30,342,819
Greif, Inc. Class A	96,057	5,520,396
Silgan Holdings, Inc.	305,663	12,938,715
Sonoco Products Co.	370,128	18,772,892
		161,518,000
DIVERSIFIED CONSUMER SERVICES — 1.2%
Duolingo, Inc. (a) (b)	139,397	29,087,972
Graham Holdings Co. Class B	13,095	9,160,607
Grand Canyon Education, Inc. (a)	110,429	15,450,122
H&R Block, Inc. (b)	525,679	28,507,572
Service Corp. International	548,600	39,021,918
		121,228,191
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	824,324	45,379,036
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a) (b)	842,742	22,062,986
Iridium Communications, Inc.	457,465	12,177,718
		34,240,704
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	217,371	13,553,082
IDACORP, Inc. (b)	190,972	17,789,042
OGE Energy Corp.	755,545	26,972,956
PNM Resources, Inc.	339,766	12,557,751
Portland General Electric Co.	388,166	16,784,298
		87,657,129
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	114,868	27,733,730
EnerSys	152,288	15,764,854
NEXTracker, Inc. Class A (a)	462,939	21,702,580
nVent Electric PLC (b)	625,467	47,917,027
Regal Rexnord Corp.	250,585	33,884,103
Sensata Technologies Holding PLC	567,887	21,233,295
		168,235,589
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Arrow Electronics, Inc. (a)	200,510	24,213,587
Avnet, Inc.	340,532	17,533,993
Belden, Inc.	153,245	14,374,381
Cognex Corp.	646,669	30,238,242
Coherent Corp. (a)	499,734	36,210,726
Crane NXT Co. (b)	182,965	11,237,710
IPG Photonics Corp. (a)	108,162	9,127,791
Littelfuse, Inc.	93,325	23,852,937
Novanta, Inc. (a)	135,190	22,050,841
TD SYNNEX Corp.	292,751	33,783,465
Vishay Intertechnology, Inc.	471,402	10,512,265
Vontier Corp.	581,668	22,219,718
		255,355,656

See accompanying notes to financial statements.
5

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.0%
ChampionX Corp.	717,268	$23,820,470
NOV, Inc.	1,490,099	28,326,782
Valaris Ltd. (a) (b)	234,605	17,478,073
Weatherford International PLC (a)	275,611	33,748,567
		103,373,892
ENTERTAINMENT — 0.4%
TKO Group Holdings, Inc.	221,856	23,958,229
Warner Music Group Corp. Class A (b)	533,500	16,351,775
		40,310,004
FINANCIAL SERVICES — 1.8%
Equitable Holdings, Inc.	1,151,766	47,061,159
Essent Group Ltd.	401,881	22,581,693
Euronet Worldwide, Inc. (a)	164,127	16,987,144
MGIC Investment Corp.	1,004,316	21,643,010
Voya Financial, Inc.	379,393	26,993,812
Western Union Co.	1,274,577	15,575,331
WEX, Inc. (a)	157,890	27,968,635
		178,810,784
FOOD PRODUCTS — 1.1%
Darling Ingredients, Inc. (a)	601,925	22,120,744
Flowers Foods, Inc.	723,870	16,069,914
Ingredion, Inc. (b)	247,353	28,371,389
Lancaster Colony Corp.	76,722	14,498,156
Pilgrim's Pride Corp. (a)	151,718	5,839,626
Post Holdings, Inc. (a)	189,468	19,734,987
		106,634,816
GAS UTILITIES — 1.0%
National Fuel Gas Co. (b)	346,248	18,763,179
New Jersey Resources Corp.	372,315	15,912,743
ONE Gas, Inc. (b)	213,530	13,633,890
Southwest Gas Holdings, Inc. (b)	226,815	15,963,240
Spire, Inc.	217,516	13,209,747
UGI Corp.	789,726	18,084,725
		95,567,524
GROUND TRANSPORTATION — 1.8%
Avis Budget Group, Inc. (b)	68,456	7,155,021
Knight-Swift Transportation Holdings, Inc.	608,834	30,392,993
Landstar System, Inc.	134,756	24,859,787
Ryder System, Inc.	165,148	20,458,534
Saia, Inc. (a) (b)	100,212	47,529,549
XPO, Inc. (a)	438,290	46,524,484
		176,920,368
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Dentsply Sirona, Inc. (b)	782,172	19,483,905
Enovis Corp. (a)	188,574	8,523,545
Envista Holdings Corp. (a)	647,410	10,766,428
Globus Medical, Inc. Class A (a)	424,341	29,063,115
Haemonetics Corp. (a) (b)	191,300	15,826,249
Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	261,127	$20,965,887
LivaNova PLC (a)	204,035	11,185,199
Masimo Corp. (a)	168,001	21,158,046
Neogen Corp. (a) (b)	742,561	11,606,228
Penumbra, Inc. (a) (b)	146,015	26,278,320
QuidelOrtho Corp. (a) (b)	186,734	6,203,303
		181,060,225
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	349,522	23,606,716
Amedisys, Inc. (a)	122,954	11,287,177
Chemed Corp.	57,080	30,970,467
Encompass Health Corp.	379,276	32,538,088
HealthEquity, Inc. (a)	327,742	28,251,360
Option Care Health, Inc. (a)	654,773	18,137,212
Progyny, Inc. (a) (b)	312,041	8,927,493
R1 RCM, Inc. (a)	745,903	9,368,542
Tenet Healthcare Corp. (a)	368,037	48,959,962
		212,047,017
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT	1,426,106	23,502,227
Omega Healthcare Investors, Inc. REIT	930,917	31,883,907
Sabra Health Care REIT, Inc.	872,058	13,429,693
		68,815,827
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	460,173	12,871,039
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	793,415	11,885,357
HOTELS, RESTAURANTS & LEISURE — 3.6%
Aramark	990,779	33,706,301
Boyd Gaming Corp.	253,785	13,983,553
Choice Hotels International, Inc.	90,008	10,710,952
Churchill Downs, Inc.	251,950	35,172,220
Hilton Grand Vacations, Inc. (a) (b)	257,867	10,425,563
Hyatt Hotels Corp. Class A	170,141	25,847,821
Light & Wonder, Inc. (a) (b)	339,609	35,618,192
Marriott Vacations Worldwide Corp. (b)	123,165	10,754,768
Planet Fitness, Inc. Class A (a)	328,842	24,199,483
Texas Roadhouse, Inc.	251,641	43,209,276
Travel & Leisure Co.	268,430	12,073,981
Vail Resorts, Inc.	143,059	25,769,218
Wendy's Co. (b)	625,955	10,616,197
Wingstop, Inc.	110,633	46,760,144
Wyndham Hotels & Resorts, Inc.	303,572	22,464,328
		361,311,997
HOUSEHOLD DURABLES — 1.9%
Helen of Troy Ltd. (a) (b)	89,676	8,316,552
KB Home	277,057	19,443,860
Taylor Morrison Home Corp. (a)	398,488	22,092,175
Tempur Sealy International, Inc.	654,127	30,966,372

See accompanying notes to financial statements.
6

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Toll Brothers, Inc.	392,480	$45,205,847
TopBuild Corp. (a)	119,165	45,910,700
Whirlpool Corp. (b)	205,852	21,038,074
		192,973,580
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	202,569	14,524,197
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	181,041	30,795,074
First Industrial Realty Trust, Inc. REIT	498,602	23,688,581
Rexford Industrial Realty, Inc. REIT	818,906	36,515,019
STAG Industrial, Inc. REIT	685,940	24,734,996
		115,733,670
INSURANCE — 4.7%
American Financial Group, Inc.	246,483	30,322,339
Brighthouse Financial, Inc. (a)	233,951	10,139,436
CNO Financial Group, Inc.	407,846	11,305,491
Erie Indemnity Co. Class A	93,982	34,059,077
Fidelity National Financial, Inc.	977,858	48,325,742
First American Financial Corp.	390,733	21,080,045
Hanover Insurance Group, Inc.	135,442	16,989,845
Kemper Corp.	227,941	13,523,740
Kinsale Capital Group, Inc.	83,337	32,108,079
Old Republic International Corp.	952,384	29,428,666
Primerica, Inc.	129,632	30,668,339
Reinsurance Group of America, Inc.	247,873	50,880,891
RenaissanceRe Holdings Ltd.	199,234	44,530,791
RLI Corp.	151,581	21,325,931
Ryan Specialty Holdings, Inc. (b)	384,507	22,266,800
Selective Insurance Group, Inc.	229,040	21,490,823
Unum Group	670,631	34,275,950
		472,721,985
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	174,591	9,611,235
ZoomInfo Technologies, Inc. (a)	1,070,573	13,671,217
		23,282,452
IT SERVICES — 0.2%
Kyndryl Holdings, Inc. (a)	866,857	22,807,008
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp. (b)	254,503	18,520,183
Mattel, Inc. (a)	1,296,283	21,077,562
Polaris, Inc.	200,120	15,671,397
YETI Holdings, Inc. (a) (b)	321,107	12,250,232
		67,519,374
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Azenta, Inc. (a)	203,160	10,690,279
Bruker Corp.	366,864	23,409,592
Illumina, Inc. (a)	600,108	62,639,273
Medpace Holdings, Inc. (a)	88,695	36,529,036
Repligen Corp. (a)	195,751	24,676,371
Security Description	Shares	Value
Sotera Health Co. (a) (b)	469,230	$5,569,760
		163,514,311
MACHINERY — 4.5%
AGCO Corp.	233,370	22,842,256
Chart Industries, Inc. (a) (b)	158,375	22,859,848
Crane Co.	185,156	26,843,917
Donaldson Co., Inc.	453,497	32,452,245
Esab Corp.	213,949	20,203,204
Flowserve Corp.	495,964	23,855,868
Graco, Inc.	637,144	50,512,776
ITT, Inc.	310,077	40,055,747
Lincoln Electric Holdings, Inc.	214,373	40,439,323
Middleby Corp. (a)	202,586	24,839,069
Oshkosh Corp.	246,348	26,654,854
RBC Bearings, Inc. (a)	109,425	29,520,677
Terex Corp. (b)	253,585	13,906,601
Timken Co.	243,998	19,551,560
Toro Co.	393,288	36,776,361
Watts Water Technologies, Inc. Class A	103,274	18,937,353
		450,251,659
MARINE — 0.3%
Kirby Corp. (a)	219,630	26,296,300
MEDIA — 0.6%
New York Times Co. Class A	616,029	31,546,845
Nexstar Media Group, Inc. (b)	117,483	19,503,353
TEGNA, Inc.	639,005	8,907,730
		59,957,928
METALS & MINING — 2.1%
Alcoa Corp.	676,486	26,910,613
Cleveland-Cliffs, Inc. (a) (b)	1,791,246	27,567,276
Commercial Metals Co.	435,902	23,970,251
MP Materials Corp. (a) (b)	504,425	6,421,330
Reliance, Inc.	216,332	61,784,419
Royal Gold, Inc.	247,646	30,995,374
U.S. Steel Corp. (b)	842,890	31,861,242
		209,510,505
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT	1,885,317	35,934,142
Starwood Property Trust, Inc. REIT (b)	1,130,769	21,416,765
		57,350,907
MULTI-UTILITIES — 0.3%
Black Hills Corp.	259,710	14,123,030
Northwestern Energy Group, Inc.	230,908	11,563,872
		25,686,902
OFFICE REITs — 0.5%
COPT Defense Properties REIT	423,433	10,598,528
Cousins Properties, Inc. REIT	572,920	13,263,098
Kilroy Realty Corp. REIT	402,362	12,541,624

See accompanying notes to financial statements.
7

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Vornado Realty Trust REIT	602,818	$15,848,085
		52,251,335
OIL, GAS & CONSUMABLE FUELS — 4.9%
Antero Midstream Corp.	1,287,206	18,973,416
Antero Resources Corp. (a) (b)	1,100,604	35,912,708
Chesapeake Energy Corp. (b)	419,654	34,491,362
Chord Energy Corp.	234,212	39,272,668
Civitas Resources, Inc.	346,914	23,937,066
CNX Resources Corp. (a)	577,359	14,029,824
DT Midstream, Inc.	365,827	25,984,692
Equitrans Midstream Corp.	1,633,698	21,205,400
HF Sinclair Corp.	564,630	30,117,364
Matador Resources Co. (b)	437,193	26,056,703
Murphy Oil Corp.	546,096	22,520,999
Ovintiv, Inc.	937,762	43,952,905
PBF Energy, Inc. Class A	397,532	18,294,423
Permian Resources Corp. (b)	1,934,847	31,247,779
Range Resources Corp.	914,047	30,647,996
Southwestern Energy Co. (a)	4,154,319	27,958,567
Texas Pacific Land Corp.	70,136	51,498,761
		496,102,633
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	240,343	19,787,439
PERSONAL CARE PRODUCTS — 0.9%
BellRing Brands, Inc. (a)	491,416	28,079,510
Coty, Inc. Class A (a)	1,373,153	13,758,993
elf Beauty, Inc. (a) (b)	209,098	44,061,131
		85,899,634
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	237,444	25,342,398
Perrigo Co. PLC	513,587	13,188,914
		38,531,312
PROFESSIONAL SERVICES — 2.7%
ASGN, Inc. (a)	172,956	15,249,531
CACI International, Inc. Class A (a)	83,988	36,125,758
Concentrix Corp. (b)	176,466	11,166,768
ExlService Holdings, Inc. (a)	611,927	19,190,031
Exponent, Inc.	190,843	18,152,986
FTI Consulting, Inc. (a)	132,129	28,477,763
Genpact Ltd.	623,748	20,078,448
Insperity, Inc.	134,781	12,293,375
KBR, Inc.	505,841	32,444,642
ManpowerGroup, Inc.	179,734	12,545,433
Maximus, Inc.	228,985	19,624,015
Paylocity Holding Corp. (a)	163,686	21,581,999
Science Applications International Corp.	193,124	22,701,726
		269,632,475
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	179,209	36,788,023
Security Description	Shares	Value
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	1,212,306	$45,049,291
Equity LifeStyle Properties, Inc. REIT	702,622	45,761,771
Independence Realty Trust, Inc. REIT	846,367	15,860,917
		106,671,979
RETAIL REITs — 1.0%
Agree Realty Corp. REIT	378,258	23,429,301
Brixmor Property Group, Inc. REIT	1,135,104	26,209,551
Kite Realty Group Trust REIT	827,322	18,515,466
NNN REIT, Inc.	690,769	29,426,760
		97,581,078
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Allegro MicroSystems, Inc. (a) (b)	269,148	7,600,739
Amkor Technology, Inc.	389,551	15,589,831
Cirrus Logic, Inc. (a)	203,236	25,945,108
Lattice Semiconductor Corp. (a)	518,193	30,050,012
MACOM Technology Solutions Holdings, Inc. (a)	206,482	23,016,548
MKS Instruments, Inc. (b)	237,960	31,072,817
Onto Innovation, Inc. (a) (b)	185,705	40,773,390
Power Integrations, Inc. (b)	213,869	15,011,465
Rambus, Inc. (a) (b)	406,043	23,859,087
Silicon Laboratories, Inc. (a)	120,221	13,300,049
Synaptics, Inc. (a)	148,819	13,125,836
Universal Display Corp.	164,448	34,575,192
Wolfspeed, Inc. (a) (b)	474,121	10,790,994
		284,711,068
SOFTWARE — 2.6%
Altair Engineering, Inc. Class A (a) (b)	214,510	21,039,141
Appfolio, Inc. Class A (a)	79,100	19,345,487
Aspen Technology, Inc. (a) (b)	104,955	20,847,212
Blackbaud, Inc. (a) (b)	152,273	11,598,634
CommVault Systems, Inc. (a)	163,552	19,883,017
Dolby Laboratories, Inc. Class A	225,085	17,833,485
Dropbox, Inc. Class A (a)	910,306	20,454,576
Dynatrace, Inc. (a)	906,184	40,542,672
Manhattan Associates, Inc. (a)	231,993	57,228,033
Qualys, Inc. (a)	139,149	19,842,647
Teradata Corp. (a)	364,299	12,590,173
		261,205,077
SPECIALIZED REITs — 1.7%
CubeSmart REIT	847,525	38,282,704
EPR Properties REIT	285,077	11,967,532
Gaming & Leisure Properties, Inc. REIT	1,022,806	46,241,059
Lamar Advertising Co. Class A REIT	330,859	39,547,576

See accompanying notes to financial statements.
8

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
National Storage Affiliates Trust REIT	262,607	$10,824,661
PotlatchDeltic Corp. REIT	299,535	11,798,684
Rayonier, Inc. REIT	515,932	15,008,462
		173,670,678
SPECIALTY RETAIL — 4.0%
AutoNation, Inc. (a)	92,558	14,751,894
Burlington Stores, Inc. (a)	240,597	57,743,280
Dick's Sporting Goods, Inc.	219,362	47,129,926
Five Below, Inc. (a)	207,883	22,653,010
Floor & Decor Holdings, Inc. Class A (a) (b)	403,121	40,074,259
GameStop Corp. Class A (a) (b)	1,015,071	25,062,103
Gap, Inc.	816,145	19,497,704
Lithia Motors, Inc. (b)	103,226	26,059,404
Murphy USA, Inc.	71,055	33,357,480
Penske Automotive Group, Inc.	73,045	10,885,166
RH (a) (b)	58,092	14,200,008
Valvoline, Inc. (a)	485,464	20,972,045
Williams-Sonoma, Inc. (b)	242,022	68,339,752
		400,726,031
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Pure Storage, Inc. Class A (a)	1,151,247	73,921,570
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings Ltd. (a)	439,178	14,528,008
Carter's, Inc. (b)	137,513	8,521,681
Columbia Sportswear Co. (b)	127,000	10,043,160
Crocs, Inc. (a)	228,728	33,380,564
PVH Corp.	213,257	22,577,519
Skechers USA, Inc. Class A (a)	498,774	34,475,259
Under Armour, Inc. Class A (a) (b)	709,540	4,732,632
Under Armour, Inc. Class C (a) (b)	718,850	4,694,090
		132,952,913
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	145,436	$28,214,584
Core & Main, Inc. Class A (a)	644,224	31,528,323
GATX Corp.	134,143	17,755,168
MSC Industrial Direct Co., Inc. Class A (b)	171,839	13,628,551
Watsco, Inc. (b)	120,605	55,869,060
WESCO International, Inc.	164,693	26,107,134
		173,102,820
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	948,039	35,390,296
TOTAL COMMON STOCKS (Cost $8,814,384,705)		10,024,586,785
SHORT-TERM INVESTMENT — 3.8%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $380,676,390)	380,676,390	380,676,390
TOTAL INVESTMENTS — 103.6% (Cost $9,195,061,095)		10,405,263,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(358,004,036)
NET ASSETS — 100.0%		$10,047,259,139
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,024,586,785	$—	$—	$10,024,586,785
Short-Term Investment	380,676,390	—	—	380,676,390
TOTAL INVESTMENTS	$10,405,263,175	$—	$—	$10,405,263,175
See accompanying notes to financial statements.
9

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,772,295	$5,773,449	$278,145,577	$283,920,519	$1,518	$(25)	—	$—	$296,834
State Street Navigator Securities Lending Portfolio II	353,598,518	353,598,518	3,610,658,840	3,583,580,968	—	—	380,676,390	380,676,390	893,877
Total		$359,371,967	$3,888,804,417	$3,867,501,487	$1,518	$(25)		$380,676,390	$1,190,711
See accompanying notes to financial statements.
10

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	61,000	$17,948,640
Boeing Co. (a)	495,444	90,175,763
General Dynamics Corp.	196,603	57,042,394
Howmet Aerospace, Inc.	337,523	26,201,911
Huntington Ingalls Industries, Inc.	34,546	8,509,716
L3Harris Technologies, Inc.	163,711	36,766,216
Lockheed Martin Corp.	184,405	86,135,576
Northrop Grumman Corp.	120,178	52,391,599
RTX Corp.	1,147,069	115,154,257
Textron, Inc.	164,612	14,133,586
TransDigm Group, Inc.	48,181	61,556,527
		566,016,185
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	100,814	8,883,730
Expeditors International of Washington, Inc.	121,941	15,217,017
FedEx Corp.	195,554	58,634,911
United Parcel Service, Inc. Class B	625,726	85,630,603
		168,366,261
AIRLINES — 0.2%
American Airlines Group, Inc. (a) (b)	560,563	6,351,179
Delta Air Lines, Inc.	553,886	26,276,352
Southwest Airlines Co. (b)	517,170	14,796,233
United Airlines Holdings, Inc. (a)	283,935	13,816,277
		61,240,041
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	234,875	16,539,898
BorgWarner, Inc.	202,896	6,541,367
		23,081,265
AUTOMOBILES — 1.4%
Ford Motor Co.	3,373,342	42,301,709
General Motors Co.	985,204	45,772,578
Tesla, Inc. (a)	2,395,864	474,093,568
		562,167,855
BANKS — 4.0%
Bank of America Corp.	5,874,893	233,644,495
Bank of New York Mellon Corp.	645,713	38,671,752
Citigroup, Inc.	1,644,638	104,368,728
Citizens Financial Group, Inc.	392,933	14,157,376
Fifth Third Bancorp	594,594	21,696,735
Goldman Sachs Group, Inc.	278,387	125,920,008
Huntington Bancshares, Inc.	1,247,489	16,441,905
JPMorgan Chase & Co.	2,479,605	501,524,907
KeyCorp	805,273	11,442,929
M&T Bank Corp.	144,807	21,917,988
Morgan Stanley	1,083,143	105,270,668
Northern Trust Corp.	178,584	14,997,484
Security Description	Shares	Value
PNC Financial Services Group, Inc.	345,525	$53,722,227
Regions Financial Corp.	799,005	16,012,060
State Street Corp. (c)	260,821	19,300,754
Truist Financial Corp.	1,152,892	44,789,854
U.S. Bancorp	1,348,666	53,542,040
Wells Fargo & Co.	3,010,282	178,780,648
		1,576,202,558
BEVERAGES — 1.3%
Brown-Forman Corp. Class B (b)	159,349	6,882,283
Coca-Cola Co.	3,347,745	213,083,969
Constellation Brands, Inc. Class A	139,157	35,802,313
Keurig Dr Pepper, Inc.	900,342	30,071,423
Molson Coors Beverage Co. Class B	161,452	8,206,605
Monster Beverage Corp. (a)	612,344	30,586,583
PepsiCo, Inc.	1,188,381	195,999,679
		520,632,855
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	1,524,806	261,534,725
Amgen, Inc.	462,886	144,628,731
Biogen, Inc. (a)	124,652	28,896,827
Gilead Sciences, Inc.	1,076,933	73,888,373
Incyte Corp. (a)	161,283	9,776,975
Moderna, Inc. (a)	286,203	33,986,606
Regeneron Pharmaceuticals, Inc. (a)	91,302	95,961,141
Vertex Pharmaceuticals, Inc. (a)	223,084	104,563,933
		753,237,311
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	7,907,595	1,528,142,734
eBay, Inc.	436,859	23,468,065
Etsy, Inc. (a)	102,321	6,034,893
		1,557,645,692
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	106,664	8,722,982
Allegion PLC	75,237	8,889,252
Builders FirstSource, Inc. (a)	105,428	14,592,289
Carrier Global Corp.	721,340	45,502,127
Johnson Controls International PLC	581,699	38,665,532
Masco Corp.	189,413	12,628,165
Trane Technologies PLC	195,488	64,301,868
		193,302,215
CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	85,741	36,627,698
BlackRock, Inc.	120,637	94,979,923
Blackstone, Inc.	617,150	76,403,170
Cboe Global Markets, Inc.	90,913	15,460,665
Charles Schwab Corp.	1,288,826	94,973,588
CME Group, Inc.	310,361	61,016,973

See accompanying notes to financial statements.
11

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
FactSet Research Systems, Inc. (b)	33,008	$13,476,176
Franklin Resources, Inc. (b)	259,332	5,796,070
Intercontinental Exchange, Inc.	496,550	67,972,729
Invesco Ltd.	390,554	5,842,688
KKR & Co., Inc.	574,661	60,477,324
MarketAxess Holdings, Inc.	33,321	6,681,860
Moody's Corp.	135,603	57,079,371
MSCI, Inc.	69,076	33,277,363
Nasdaq, Inc.	328,633	19,803,424
Raymond James Financial, Inc.	162,011	20,026,180
S&P Global, Inc.	276,389	123,269,494
T Rowe Price Group, Inc.	192,869	22,239,724
		815,404,420
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	192,797	49,751,266
Albemarle Corp. (b)	100,312	9,581,802
Celanese Corp.	86,589	11,679,990
CF Industries Holdings, Inc.	157,832	11,698,508
Corteva, Inc.	601,921	32,467,619
Dow, Inc.	610,450	32,384,372
DuPont de Nemours, Inc.	361,047	29,060,673
Eastman Chemical Co.	101,910	9,984,123
Ecolab, Inc.	219,455	52,230,290
FMC Corp. (b)	110,464	6,357,203
International Flavors & Fragrances, Inc.	221,358	21,075,495
Linde PLC	415,104	182,151,786
LyondellBasell Industries NV Class A	221,956	21,232,311
Mosaic Co.	282,960	8,177,544
PPG Industries, Inc.	204,186	25,704,976
Sherwin-Williams Co.	201,413	60,107,682
		563,645,640
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	74,402	52,100,745
Copart, Inc. (a)	754,909	40,885,871
Republic Services, Inc.	176,390	34,279,633
Rollins, Inc.	244,036	11,906,516
Veralto Corp.	188,168	17,964,399
Waste Management, Inc.	315,103	67,224,074
		224,361,238
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	218,230	76,485,250
Cisco Systems, Inc.	3,496,274	166,107,978
F5, Inc. (a)	50,628	8,719,661
Juniper Networks, Inc.	278,663	10,160,053
Motorola Solutions, Inc.	144,820	55,907,761
		317,380,703
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	125,440	31,873,050
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	52,929	28,676,932
Security Description	Shares	Value
Vulcan Materials Co.	114,587	$28,495,495
		57,172,427
CONSUMER FINANCE — 0.5%
American Express Co.	490,759	113,635,246
Capital One Financial Corp.	330,573	45,767,832
Discover Financial Services	214,899	28,110,938
Synchrony Financial	350,926	16,560,198
		204,074,214
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	382,936	325,491,771
Dollar General Corp.	190,692	25,215,203
Dollar Tree, Inc. (a)	178,189	19,025,240
Kroger Co.	568,438	28,382,109
Sysco Corp.	430,583	30,739,320
Target Corp.	398,500	58,993,940
Walgreens Boots Alliance, Inc. (b)	618,949	7,486,188
Walmart, Inc.	3,688,460	249,745,627
		745,079,398
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,249,523	12,220,335
Avery Dennison Corp.	70,176	15,343,983
Ball Corp.	272,813	16,374,236
International Paper Co. (b)	304,267	13,129,121
Packaging Corp. of America	77,732	14,190,754
Westrock Co.	221,874	11,151,387
		82,409,816
DISTRIBUTORS — 0.1%
Genuine Parts Co.	121,423	16,795,229
LKQ Corp.	226,654	9,426,540
Pool Corp. (b)	33,184	10,198,439
		36,420,208
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	6,185,070	118,196,688
Verizon Communications, Inc.	3,633,616	149,850,324
		268,047,012
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	218,594	11,126,435
American Electric Power Co., Inc.	454,543	39,881,603
Constellation Energy Corp.	272,247	54,522,907
Duke Energy Corp.	667,470	66,900,518
Edison International	332,394	23,869,213
Entergy Corp.	184,497	19,741,179
Evergy, Inc.	197,849	10,480,061
Eversource Energy	298,859	16,948,294
Exelon Corp.	861,907	29,830,601
FirstEnergy Corp. (b)	446,384	17,083,116
NextEra Energy, Inc.	1,772,839	125,534,730
NRG Energy, Inc.	180,099	14,022,508
PG&E Corp.	1,843,204	32,182,342
Pinnacle West Capital Corp. (b)	98,301	7,508,230

See accompanying notes to financial statements.
12

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
PPL Corp.	642,168	$17,755,945
Southern Co.	944,883	73,294,574
Xcel Energy, Inc.	477,447	25,500,444
		586,182,700
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	198,640	33,115,274
Eaton Corp. PLC	345,887	108,452,869
Emerson Electric Co.	495,586	54,593,754
GE Vernova, Inc. (a)	235,462	40,384,087
Generac Holdings, Inc. (a)	52,612	6,956,359
Rockwell Automation, Inc.	99,364	27,352,922
		270,855,265
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,038,422	69,958,490
CDW Corp.	114,721	25,679,149
Corning, Inc.	662,655	25,744,147
Hubbell, Inc.	46,712	17,072,302
Jabil, Inc.	104,094	11,324,386
Keysight Technologies, Inc. (a)	150,583	20,592,225
TE Connectivity Ltd.	264,371	39,769,329
Teledyne Technologies, Inc. (a)	40,534	15,726,381
Trimble, Inc. (a)	213,143	11,918,957
Zebra Technologies Corp. Class A (a)	44,462	13,735,646
		251,521,012
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	861,767	30,308,345
Halliburton Co.	773,173	26,117,784
Schlumberger NV	1,230,989	58,078,061
		114,504,190
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	210,207	29,288,141
Live Nation Entertainment, Inc. (a) (b)	123,425	11,569,860
Netflix, Inc. (a)	372,065	251,099,227
Take-Two Interactive Software, Inc. (a)	136,277	21,189,711
Walt Disney Co.	1,574,110	156,293,382
Warner Bros Discovery, Inc. (a)	1,917,685	14,267,576
		483,707,897
FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. Class B (a)	1,563,165	635,895,522
Corpay, Inc. (a)	60,702	16,171,620
Fidelity National Information Services, Inc.	480,328	36,197,518
Fiserv, Inc. (a)	505,209	75,296,349
Global Payments, Inc.	220,457	21,318,192
Jack Henry & Associates, Inc.	62,545	10,383,721
Mastercard, Inc. Class A	708,900	312,738,324
PayPal Holdings, Inc. (a)	903,212	52,413,392
Security Description	Shares	Value
Visa, Inc. Class A	1,359,296	$356,774,421
		1,517,189,059
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	426,891	25,805,561
Bunge Global SA	125,132	13,360,344
Campbell Soup Co. (b)	173,698	7,849,413
Conagra Brands, Inc.	410,426	11,664,307
General Mills, Inc.	491,111	31,067,682
Hershey Co. (b)	128,795	23,676,385
Hormel Foods Corp.	249,135	7,596,126
J M Smucker Co.	89,887	9,801,278
Kellanova	227,555	13,125,372
Kraft Heinz Co.	681,515	21,958,413
Lamb Weston Holdings, Inc. (b)	124,578	10,474,518
McCormick & Co., Inc.	219,718	15,586,795
Mondelez International, Inc. Class A	1,158,250	75,795,880
Tyson Foods, Inc. Class A	249,844	14,276,086
		282,038,160
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	131,043	15,286,166
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,687,989	56,463,232
JB Hunt Transport Services, Inc.	71,434	11,429,440
Norfolk Southern Corp.	196,132	42,107,579
Old Dominion Freight Line, Inc.	154,693	27,318,784
Uber Technologies, Inc. (a)	1,780,016	129,371,563
Union Pacific Corp.	527,596	119,373,871
		386,064,469
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,501,575	156,028,658
Align Technology, Inc. (a)	60,503	14,607,239
Baxter International, Inc.	435,983	14,583,631
Becton Dickinson & Co.	249,431	58,294,519
Boston Scientific Corp. (a)	1,266,809	97,556,961
Cooper Cos., Inc.	171,908	15,007,568
Dexcom, Inc. (a)	335,398	38,027,425
Edwards Lifesciences Corp. (a)	520,317	48,061,681
GE HealthCare Technologies, Inc.	366,219	28,535,785
Hologic, Inc. (a)	202,187	15,012,385
IDEXX Laboratories, Inc. (a)	71,389	34,780,721
Insulet Corp. (a)	61,020	12,313,836
Intuitive Surgical, Inc. (a)	305,731	136,004,435
Medtronic PLC	1,146,587	90,247,863
ResMed, Inc.	126,870	24,285,455
Solventum Corp. (a)	119,925	6,341,634
STERIS PLC	86,322	18,951,132
Stryker Corp.	292,814	99,629,964
Teleflex, Inc.	40,423	8,502,170
Zimmer Biomet Holdings, Inc.	177,571	19,271,781
		936,044,843

See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	212,348	$20,878,055
Cencora, Inc.	143,203	32,263,636
Centene Corp. (a)	460,755	30,548,057
Cigna Group	245,307	81,091,135
CVS Health Corp.	1,087,653	64,236,786
DaVita, Inc. (a)	44,721	6,196,989
Elevance Health, Inc.	200,664	108,731,795
HCA Healthcare, Inc.	167,390	53,779,059
Henry Schein, Inc. (a)	112,211	7,192,725
Humana, Inc.	103,947	38,839,797
Labcorp Holdings, Inc.	73,605	14,979,354
McKesson Corp.	112,262	65,565,498
Molina Healthcare, Inc. (a)	49,792	14,803,162
Quest Diagnostics, Inc.	96,327	13,185,240
UnitedHealth Group, Inc.	794,713	404,715,542
Universal Health Services, Inc. Class B	53,037	9,808,132
		966,814,962
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	611,577	11,986,909
Ventas, Inc. REIT	345,456	17,708,075
Welltower, Inc. REIT	516,356	53,830,113
		83,525,097
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	613,453	11,029,885
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	375,784	56,980,128
Booking Holdings, Inc.	29,282	116,000,643
Caesars Entertainment, Inc. (a)	184,974	7,350,867
Carnival Corp. (a)	872,129	16,326,255
Chipotle Mexican Grill, Inc. (a)	1,186,018	74,304,028
Darden Restaurants, Inc.	103,715	15,694,154
Domino's Pizza, Inc.	30,034	15,507,455
Expedia Group, Inc. (a)	109,643	13,813,922
Hilton Worldwide Holdings, Inc.	215,872	47,103,270
Las Vegas Sands Corp.	319,669	14,145,353
Marriott International, Inc. Class A	207,190	50,092,326
McDonald's Corp.	622,232	158,569,603
MGM Resorts International (a)	216,727	9,631,348
Norwegian Cruise Line Holdings Ltd. (a) (b)	366,684	6,889,992
Royal Caribbean Cruises Ltd. (a) (b)	202,796	32,331,766
Starbucks Corp.	978,292	76,160,032
Wynn Resorts Ltd.	83,957	7,514,152
Yum! Brands, Inc.	243,724	32,283,681
		750,698,975
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	256,009	36,079,348
Garmin Ltd.	134,091	21,846,106
Lennar Corp. Class A	211,377	31,679,071
Mohawk Industries, Inc. (a)	47,275	5,369,967
Security Description	Shares	Value
NVR, Inc. (a)	2,691	$20,420,815
PulteGroup, Inc.	183,612	20,215,681
		135,610,988
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	212,655	22,048,070
Clorox Co.	109,086	14,886,967
Colgate-Palmolive Co.	708,417	68,744,786
Kimberly-Clark Corp.	291,711	40,314,460
Procter & Gamble Co.	2,036,876	335,921,590
		481,915,873
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	577,614	10,148,678
Vistra Corp.	282,060	24,251,519
		34,400,197
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	478,179	48,865,112
General Electric Co.	941,846	149,725,259
Honeywell International, Inc.	562,193	120,050,693
		318,641,064
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	799,138	89,751,189
INSURANCE — 2.0%
Aflac, Inc.	446,484	39,875,486
Allstate Corp.	227,131	36,263,735
American International Group, Inc.	573,036	42,542,193
Aon PLC Class A	187,687	55,101,149
Arch Capital Group Ltd. (a)	320,058	32,290,652
Arthur J Gallagher & Co.	187,226	48,549,574
Assurant, Inc.	45,467	7,558,889
Brown & Brown, Inc.	202,333	18,090,593
Chubb Ltd.	350,689	89,453,750
Cincinnati Financial Corp.	137,015	16,181,471
Everest Group Ltd.	37,235	14,187,280
Globe Life, Inc.	74,058	6,093,492
Hartford Financial Services Group, Inc.	258,150	25,954,401
Loews Corp.	160,494	11,995,321
Marsh & McLennan Cos., Inc.	424,740	89,501,213
MetLife, Inc.	515,850	36,207,511
Principal Financial Group, Inc.	188,473	14,785,707
Progressive Corp.	506,904	105,289,030
Prudential Financial, Inc.	311,303	36,481,599
Travelers Cos., Inc.	197,614	40,182,831
W R Berkley Corp.	175,765	13,811,614
Willis Towers Watson PLC	88,497	23,198,604
		803,596,095
INTERACTIVE MEDIA & SERVICES — 6.7%
Alphabet, Inc. Class A	5,072,141	923,890,483
Alphabet, Inc. Class C	4,219,672	773,972,238
Match Group, Inc. (a)	229,469	6,971,268

See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Meta Platforms, Inc. Class A	1,892,288	$954,129,456
		2,658,963,445
IT SERVICES — 1.0%
Accenture PLC Class A	542,133	164,488,574
Akamai Technologies, Inc. (a)	131,926	11,883,894
Cognizant Technology Solutions Corp. Class A	433,396	29,470,928
EPAM Systems, Inc. (a)	49,648	9,339,285
Gartner, Inc. (a)	67,040	30,104,982
GoDaddy, Inc. Class A (a)	121,740	17,008,295
International Business Machines Corp.	791,990	136,974,671
VeriSign, Inc. (a)	75,926	13,499,643
		412,770,272
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	111,541	6,525,148
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	253,655	32,881,297
Bio-Rad Laboratories, Inc. Class A (a)	17,782	4,856,442
Bio-Techne Corp.	137,676	9,864,485
Charles River Laboratories International, Inc. (a)	44,953	9,286,391
Danaher Corp.	569,181	142,209,873
IQVIA Holdings, Inc. (a)	157,395	33,279,599
Mettler-Toledo International, Inc. (a)	18,337	25,627,608
Revvity, Inc.	107,231	11,244,243
Thermo Fisher Scientific, Inc.	329,676	182,310,828
Waters Corp. (a)	50,743	14,721,559
West Pharmaceutical Services, Inc.	62,860	20,705,455
		486,987,780
MACHINERY — 1.6%
Caterpillar, Inc.	422,266	140,656,805
Cummins, Inc.	118,116	32,709,864
Deere & Co.	223,507	83,508,920
Dover Corp.	118,698	21,419,054
Fortive Corp.	303,659	22,501,132
IDEX Corp.	65,116	13,101,339
Illinois Tool Works, Inc.	234,989	55,682,993
Ingersoll Rand, Inc.	348,417	31,650,200
Nordson Corp.	47,252	10,959,629
Otis Worldwide Corp.	349,853	33,676,850
PACCAR, Inc.	454,803	46,817,421
Parker-Hannifin Corp.	111,290	56,291,595
Pentair PLC	144,571	11,084,259
Snap-on, Inc.	46,641	12,191,491
Stanley Black & Decker, Inc.	132,308	10,570,086
Westinghouse Air Brake Technologies Corp.	152,312	24,072,912
Xylem, Inc.	208,645	28,298,521
		635,193,071
Security Description	Shares	Value
MEDIA — 0.5%
Charter Communications, Inc. Class A (a) (b)	85,519	$25,566,760
Comcast Corp. Class A	3,379,761	132,351,441
Fox Corp. Class A	207,129	7,119,024
Fox Corp. Class B	120,153	3,847,299
Interpublic Group of Cos., Inc. (b)	336,087	9,776,771
News Corp. Class A	337,533	9,305,785
News Corp. Class B (b)	102,077	2,897,966
Omnicom Group, Inc.	171,727	15,403,912
Paramount Global Class B	431,322	4,481,435
		210,750,393
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	1,239,644	60,246,698
Newmont Corp.	998,538	41,808,786
Nucor Corp.	207,050	32,730,464
Steel Dynamics, Inc.	127,498	16,510,991
		151,296,939
MULTI-UTILITIES — 0.6%
Ameren Corp.	227,566	16,182,218
CenterPoint Energy, Inc.	543,737	16,844,972
CMS Energy Corp.	254,693	15,161,874
Consolidated Edison, Inc.	298,115	26,657,443
Dominion Energy, Inc.	722,902	35,422,198
DTE Energy Co.	176,872	19,634,561
NiSource, Inc.	354,864	10,223,632
Public Service Enterprise Group, Inc.	430,118	31,699,697
Sempra	544,432	41,409,498
WEC Energy Group, Inc.	272,075	21,347,005
		234,583,098
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	136,569	15,974,476
Boston Properties, Inc. REIT	123,246	7,587,024
		23,561,500
OIL, GAS & CONSUMABLE FUELS — 3.3%
APA Corp.	311,855	9,181,011
Chevron Corp.	1,480,016	231,504,103
ConocoPhillips	1,009,941	115,517,052
Coterra Energy, Inc.	642,678	17,140,222
Devon Energy Corp.	545,755	25,868,787
Diamondback Energy, Inc.	153,920	30,813,245
EOG Resources, Inc.	496,256	62,463,743
EQT Corp.	356,780	13,193,724
Exxon Mobil Corp.	3,873,466	445,913,406
Hess Corp.	238,306	35,154,901
Kinder Morgan, Inc.	1,678,035	33,342,555
Marathon Oil Corp.	487,013	13,962,663
Marathon Petroleum Corp.	304,238	52,779,208
Occidental Petroleum Corp.	572,596	36,090,726
ONEOK, Inc.	506,044	41,267,888
Phillips 66	366,152	51,689,678

See accompanying notes to financial statements.
15

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Targa Resources Corp.	193,239	$24,885,318
Valero Energy Corp.	282,414	44,271,219
Williams Cos., Inc.	1,054,126	44,800,355
		1,329,839,804
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	199,580	21,235,312
Kenvue, Inc.	1,654,294	30,075,065
		51,310,377
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb Co.	1,750,276	72,688,962
Catalent, Inc. (a)	157,503	8,856,394
Eli Lilly & Co.	689,439	624,204,282
Johnson & Johnson	2,078,101	303,735,242
Merck & Co., Inc.	2,187,019	270,752,952
Pfizer, Inc.	4,881,101	136,573,206
Viatris, Inc.	1,040,983	11,065,650
Zoetis, Inc.	394,023	68,307,827
		1,496,184,515
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	353,487	84,373,812
Broadridge Financial Solutions, Inc.	101,842	20,062,874
Dayforce, Inc. (a) (b)	134,319	6,662,222
Equifax, Inc.	107,174	25,985,408
Jacobs Solutions, Inc.	108,949	15,221,265
Leidos Holdings, Inc.	116,701	17,024,342
Paychex, Inc.	276,016	32,724,457
Paycom Software, Inc.	41,196	5,892,676
Verisk Analytics, Inc.	123,176	33,202,091
		241,149,147
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	257,298	22,927,825
CoStar Group, Inc. (a)	356,227	26,410,670
		49,338,495
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	122,388	25,320,853
Camden Property Trust REIT	90,040	9,824,264
Equity Residential REIT	295,855	20,514,586
Essex Property Trust, Inc. REIT	55,412	15,083,146
Invitation Homes, Inc. REIT	500,084	17,948,015
Mid-America Apartment Communities, Inc. REIT	99,139	14,138,213
UDR, Inc. REIT	263,392	10,838,581
		113,667,658
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	62,510	6,311,635
Kimco Realty Corp. REIT	576,325	11,215,284
Realty Income Corp. REIT	718,801	37,967,069
Regency Centers Corp. REIT	141,277	8,787,429
Security Description	Shares	Value
Simon Property Group, Inc. REIT	281,982	$42,804,868
		107,086,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.0%
Advanced Micro Devices, Inc. (a)	1,397,111	226,625,375
Analog Devices, Inc.	429,011	97,926,051
Applied Materials, Inc.	717,462	169,313,857
Broadcom, Inc.	376,102	603,843,044
Enphase Energy, Inc. (a)	118,932	11,858,710
First Solar, Inc. (a)	91,584	20,648,529
Intel Corp.	3,654,431	113,177,728
KLA Corp.	116,209	95,815,483
Lam Research Corp.	112,925	120,248,186
Microchip Technology, Inc.	468,384	42,857,136
Micron Technology, Inc.	953,586	125,425,167
Monolithic Power Systems, Inc.	41,455	34,062,744
NVIDIA Corp.	21,240,082	2,623,999,730
NXP Semiconductors NV	220,803	59,415,879
ON Semiconductor Corp. (a)	369,460	25,326,483
Qorvo, Inc. (a)	84,778	9,837,639
QUALCOMM, Inc.	965,985	192,404,892
Skyworks Solutions, Inc.	138,537	14,765,274
Teradyne, Inc.	132,605	19,663,995
Texas Instruments, Inc.	787,224	153,138,685
		4,760,354,587
SOFTWARE — 11.0%
Adobe, Inc. (a)	386,768	214,865,095
ANSYS, Inc. (a)	74,645	23,998,368
Autodesk, Inc. (a)	185,336	45,861,393
Cadence Design Systems, Inc. (a)	235,183	72,377,568
Crowdstrike Holdings, Inc. Class A (a)	199,144	76,309,989
Fair Isaac Corp. (a)	21,344	31,773,959
Fortinet, Inc. (a)	552,094	33,274,705
Gen Digital, Inc.	475,761	11,884,510
Intuit, Inc.	241,796	158,910,749
Microsoft Corp.	6,417,587	2,868,340,510
Oracle Corp.	1,376,456	194,355,587
Palo Alto Networks, Inc. (a)	279,086	94,612,945
PTC, Inc. (a)	103,067	18,724,182
Roper Technologies, Inc.	92,305	52,028,636
Salesforce, Inc.	837,076	215,212,240
ServiceNow, Inc. (a)	177,376	139,536,378
Synopsys, Inc. (a)	131,770	78,411,056
Tyler Technologies, Inc. (a)	36,393	18,297,673
		4,348,775,543
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	403,497	78,431,747
Crown Castle, Inc. REIT	373,549	36,495,737
Digital Realty Trust, Inc. REIT	279,314	42,469,694
Equinix, Inc. REIT	81,812	61,898,959
Extra Space Storage, Inc. REIT	184,299	28,641,908
Iron Mountain, Inc. REIT	251,944	22,579,221

See accompanying notes to financial statements.
16

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Public Storage REIT	136,608	$39,295,291
SBA Communications Corp. REIT	92,698	18,196,617
VICI Properties, Inc. REIT	893,696	25,595,454
Weyerhaeuser Co. REIT	636,274	18,063,819
		371,668,447
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	14,858	44,040,598
Bath & Body Works, Inc.	198,450	7,749,473
Best Buy Co., Inc.	167,494	14,118,069
CarMax, Inc. (a)	137,677	10,097,231
Home Depot, Inc.	855,741	294,580,282
Lowe's Cos., Inc.	494,044	108,916,940
O'Reilly Automotive, Inc. (a)	50,837	53,686,922
Ross Stores, Inc.	291,563	42,369,935
TJX Cos., Inc.	977,850	107,661,285
Tractor Supply Co. (b)	93,178	25,158,060
Ulta Beauty, Inc. (a)	41,651	16,071,872
		724,450,667
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.0%
Apple, Inc.	12,446,278	2,621,435,072
Hewlett Packard Enterprise Co.	1,122,048	23,753,756
HP, Inc.	752,387	26,348,593
NetApp, Inc.	177,398	22,848,862
Seagate Technology Holdings PLC	168,941	17,446,537
Super Micro Computer, Inc. (a) (b)	43,819	35,903,098
Western Digital Corp. (a)	280,361	21,242,953
		2,768,978,871
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	22,484	21,763,388
Lululemon Athletica, Inc. (a)	99,524	29,727,819
NIKE, Inc. Class B	1,046,146	78,848,024
Ralph Lauren Corp. (b)	34,143	5,977,073
Tapestry, Inc.	198,134	8,478,154
		144,794,458
TOBACCO — 0.5%
Altria Group, Inc.	1,483,170	67,558,394
Philip Morris International, Inc.	1,344,586	136,246,899
		203,805,293
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	495,844	$31,158,837
United Rentals, Inc.	57,533	37,208,317
WW Grainger, Inc.	37,781	34,087,529
		102,454,683
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	170,276	21,992,848
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	445,211	78,437,274
TOTAL COMMON STOCKS (Cost $32,532,625,936)		39,582,059,048
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	104,217,233	104,248,498
State Street Navigator Securities Lending Portfolio II (c) (g)	150,685,702	150,685,702
TOTAL SHORT-TERM INVESTMENTS (Cost $254,925,379)		254,934,200
TOTAL INVESTMENTS — 100.3% (Cost $32,787,551,315)		39,836,993,248
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(126,470,410)
NET ASSETS — 100.0%		$39,710,522,838
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	405	09/20/2024	$111,294,002	$111,810,375	$516,373

During the year ended June 30, 2024, the average notional value related to futures contracts was $82,987,490
See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$39,582,059,048	$—	$—	$39,582,059,048
Short-Term Investments	254,934,200	—	—	254,934,200
TOTAL INVESTMENTS	$39,836,993,248	$—	$—	$39,836,993,248
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$516,373	$—	$—	$516,373
TOTAL OTHER FINANCIAL INSTRUMENTS:	$516,373	$—	$—	$516,373

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	175,314	$12,829,479	$9,195,398	$3,014,700	$(473,267)	$763,844	260,821	$19,300,754	$412,515
State Street Institutional Liquid Reserves Fund, Premier Class	60,252,596	60,264,646	740,914,839	696,919,741	(18,850)	7,604	104,217,233	104,248,498	4,974,120
State Street Navigator Securities Lending Portfolio II	7,796,325	7,796,325	1,798,951,593	1,656,062,216	—	—	150,685,702	150,685,702	282,788
Total		$80,890,450	$2,549,061,830	$2,355,996,657	$(492,117)	$771,448		$274,234,954	$5,669,423
See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.6%
Axon Enterprise, Inc. (a)	81,036	$23,844,033
Boeing Co. (a)	290,163	52,812,567
Howmet Aerospace, Inc.	257,046	19,954,481
TransDigm Group, Inc.	63,902	81,641,834
		178,252,915
AIR FREIGHT & LOGISTICS — 0.0% (b)
Expeditors International of Washington, Inc.	59,697	7,449,589
AIRLINES — 0.1%
Delta Air Lines, Inc.	412,885	19,587,264
AUTOMOBILES — 2.2%
Tesla, Inc. (a)	3,170,392	627,357,169
BEVERAGES — 0.8%
Coca-Cola Co.	1,727,819	109,975,679
Monster Beverage Corp. (a)	486,254	24,288,387
PepsiCo, Inc.	565,505	93,268,740
		227,532,806
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	746,635	128,062,835
Regeneron Pharmaceuticals, Inc. (a)	72,673	76,381,503
Vertex Pharmaceuticals, Inc. (a)	188,709	88,451,683
		292,896,021
BROADLINE RETAIL — 4.5%
Amazon.com, Inc. (a)	6,753,874	1,305,186,150
Etsy, Inc. (a)	58,774	3,466,491
		1,308,652,641
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	86,984	7,113,552
Allegion PLC	37,935	4,482,020
Builders FirstSource, Inc. (a)	139,433	19,298,922
Carrier Global Corp.	459,629	28,993,397
Masco Corp.	135,934	9,062,720
Trane Technologies PLC	178,468	58,703,479
		127,654,090
CAPITAL MARKETS — 1.3%
Ameriprise Financial, Inc.	60,134	25,688,644
Blackstone, Inc.	587,963	72,789,819
Cboe Global Markets, Inc.	76,934	13,083,396
CME Group, Inc.	148,140	29,124,324
FactSet Research Systems, Inc.	20,516	8,376,067
KKR & Co., Inc.	760,499	80,034,915
Moody's Corp.	84,310	35,488,608
MSCI, Inc.	51,581	24,849,147
S&P Global, Inc.	160,955	71,785,930
		361,220,850
CHEMICALS — 0.8%
Celanese Corp.	114,805	15,486,046
CF Industries Holdings, Inc.	112,804	8,361,033
Security Description	Shares	Value
Ecolab, Inc.	148,140	$35,257,320
Linde PLC	285,634	125,339,056
Sherwin-Williams Co.	133,226	39,758,635
		224,202,090
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	54,246	37,986,304
Copart, Inc. (a)	999,774	54,147,760
Republic Services, Inc.	133,296	25,904,745
Rollins, Inc.	138,040	6,734,971
Waste Management, Inc.	195,991	41,812,720
		166,586,500
COMMUNICATIONS EQUIPMENT — 0.5%
Arista Networks, Inc. (a)	290,041	101,653,570
Motorola Solutions, Inc.	110,489	42,654,278
		144,307,848
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	115,410	29,324,527
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	46,442	25,162,276
Vulcan Materials Co.	96,747	24,059,044
		49,221,320
CONSUMER FINANCE — 0.4%
American Express Co.	454,498	105,239,012
Discover Financial Services	154,583	20,221,002
		125,460,014
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Costco Wholesale Corp.	212,840	180,911,872
DISTRIBUTORS — 0.0% (b)
Pool Corp.	24,966	7,672,801
ELECTRIC UTILITIES — 0.1%
Constellation Energy Corp.	162,054	32,454,555
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	126,908	21,156,833
Eaton Corp. PLC	283,266	88,818,054
GE Vernova, Inc. (a)	134,676	23,098,281
Generac Holdings, Inc. (a)	42,242	5,585,237
Rockwell Automation, Inc.	62,556	17,220,416
		155,878,821
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	768,672	51,785,433
CDW Corp.	64,511	14,440,142
Hubbell, Inc.	28,236	10,319,693
Jabil, Inc.	74,398	8,093,759
TE Connectivity Ltd.	136,428	20,522,864
		105,161,891
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	122,347	17,046,608
Live Nation Entertainment, Inc. (a)	162,754	15,256,560

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Netflix, Inc. (a)	492,391	$332,304,838
Take-Two Interactive Software, Inc. (a)	90,684	14,100,455
		378,708,461
FINANCIAL SERVICES — 2.4%
Corpay, Inc. (a)	80,247	21,378,603
Fiserv, Inc. (a)	347,671	51,816,886
Mastercard, Inc. Class A	675,428	297,971,817
Visa, Inc. Class A	1,187,183	311,599,922
		682,767,228
FOOD PRODUCTS — 0.2%
Hershey Co.	64,089	11,781,481
Lamb Weston Holdings, Inc.	108,896	9,155,976
Mondelez International, Inc. Class A	643,735	42,126,018
		63,063,475
GROUND TRANSPORTATION — 1.1%
CSX Corp.	1,116,955	37,362,145
Old Dominion Freight Line, Inc.	203,589	35,953,817
Uber Technologies, Inc. (a)	2,387,614	173,531,785
Union Pacific Corp.	313,729	70,984,324
		317,832,071
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Align Technology, Inc. (a)	44,042	10,633,060
Boston Scientific Corp. (a)	923,955	71,153,774
Cooper Cos., Inc.	95,389	8,327,460
Dexcom, Inc. (a)	277,162	31,424,628
Edwards Lifesciences Corp. (a)	254,738	23,530,149
IDEXX Laboratories, Inc. (a)	52,806	25,727,083
Insulet Corp. (a)	30,414	6,137,545
Intuitive Surgical, Inc. (a)	267,536	119,013,390
STERIS PLC	63,256	13,887,222
Stryker Corp.	247,931	84,358,523
		394,192,834
HEALTH CARE PROVIDERS & SERVICES — 0.9%
DaVita, Inc. (a)	32,536	4,508,514
HCA Healthcare, Inc.	106,341	34,165,236
Molina Healthcare, Inc. (a)	39,485	11,738,891
UnitedHealth Group, Inc.	399,682	203,542,055
		253,954,696
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	483,372	8,691,029
HOTELS, RESTAURANTS & LEISURE — 2.5%
Airbnb, Inc. Class A (a)	252,294	38,255,339
Booking Holdings, Inc.	38,735	153,448,703
Caesars Entertainment, Inc. (a)	143,433	5,700,027
Carnival Corp. (a)	819,465	15,340,385
Chipotle Mexican Grill, Inc. (a)	1,569,238	98,312,761
Darden Restaurants, Inc.	70,891	10,727,226
Domino's Pizza, Inc.	15,963	8,242,176
Expedia Group, Inc. (a)	145,041	18,273,716
Hilton Worldwide Holdings, Inc.	285,758	62,352,396
Security Description	Shares	Value
Las Vegas Sands Corp.	254,440	$11,258,970
Marriott International, Inc. Class A	274,173	66,286,806
McDonald's Corp.	362,316	92,332,609
MGM Resorts International (a)	194,998	8,665,711
Norwegian Cruise Line Holdings Ltd. (a)	490,255	9,211,892
Royal Caribbean Cruises Ltd. (a)	270,552	43,134,105
Starbucks Corp.	763,671	59,451,787
Wynn Resorts Ltd.	107,906	9,657,587
Yum! Brands, Inc.	148,037	19,608,981
		730,261,177
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	338,677	47,729,749
Garmin Ltd.	94,791	15,443,350
Lennar Corp. Class A	156,647	23,476,686
NVR, Inc. (a)	3,580	27,167,045
PulteGroup, Inc.	240,352	26,462,755
		140,279,585
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	128,519	13,324,850
Colgate-Palmolive Co.	365,653	35,482,967
Procter & Gamble Co.	1,051,722	173,449,992
		222,257,809
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Vistra Corp.	373,175	32,085,586
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co.	537,799	85,493,907
INSURANCE — 0.9%
Aon PLC Class A	126,704	37,197,760
Arch Capital Group Ltd. (a)	427,358	43,116,149
Arthur J Gallagher & Co.	127,362	33,026,240
Brown & Brown, Inc.	210,979	18,863,633
Marsh & McLennan Cos., Inc.	292,731	61,684,276
Progressive Corp.	334,630	69,505,997
		263,394,055
INTERACTIVE MEDIA & SERVICES — 11.8%
Alphabet, Inc. Class A	6,431,037	1,171,413,389
Alphabet, Inc. Class C	5,350,266	981,345,790
Meta Platforms, Inc. Class A	2,504,045	1,262,589,570
		3,415,348,749
IT SERVICES — 0.7%
Accenture PLC Class A	387,945	117,706,393
Akamai Technologies, Inc. (a)	81,777	7,366,472
EPAM Systems, Inc. (a)	26,473	4,979,836
Gartner, Inc. (a)	88,734	39,846,890
GoDaddy, Inc. Class A (a)	161,079	22,504,347
VeriSign, Inc. (a)	47,540	8,452,612
		200,856,550
LIFE SCIENCES TOOLS & SERVICES — 0.5%
IQVIA Holdings, Inc. (a)	79,095	16,723,847

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	9,234	$12,905,346
Thermo Fisher Scientific, Inc.	165,697	91,630,441
Waters Corp. (a)	25,065	7,271,858
West Pharmaceutical Services, Inc.	83,277	27,430,611
		155,962,103
MACHINERY — 1.4%
Caterpillar, Inc.	324,141	107,971,367
Deere & Co.	168,596	62,992,523
Fortive Corp.	402,299	29,810,356
Illinois Tool Works, Inc.	142,735	33,822,486
Ingersoll Rand, Inc.	354,941	32,242,840
Otis Worldwide Corp.	180,168	17,342,972
PACCAR, Inc.	437,208	45,006,192
Parker-Hannifin Corp.	114,605	57,968,355
Pentair PLC	132,826	10,183,769
Snap-on, Inc.	27,153	7,097,523
		404,438,383
MEDIA — 0.1%
Charter Communications, Inc. Class A (a) (c)	51,449	15,381,193
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	820,757	39,888,790
Nucor Corp.	172,629	27,289,193
Steel Dynamics, Inc.	106,366	13,774,397
		80,952,380
OIL, GAS & CONSUMABLE FUELS — 1.4%
APA Corp.	411,408	12,111,852
ConocoPhillips	922,066	105,465,909
Coterra Energy, Inc.	561,318	14,970,351
Diamondback Energy, Inc.	203,812	40,801,124
EOG Resources, Inc.	433,468	54,560,617
Hess Corp.	315,789	46,585,193
Marathon Oil Corp.	341,582	9,793,156
Marathon Petroleum Corp.	221,461	38,419,054
ONEOK, Inc.	413,439	33,715,950
Targa Resources Corp.	253,323	32,622,936
Williams Cos., Inc.	543,145	23,083,663
		412,129,805
PHARMACEUTICALS — 3.5%
Eli Lilly & Co.	912,274	825,954,634
Merck & Co., Inc.	1,157,694	143,322,517
Zoetis, Inc.	286,786	49,717,221
		1,018,994,372
PROFESSIONAL SERVICES — 0.4%
Automatic Data Processing, Inc.	182,357	43,526,792
Broadridge Financial Solutions, Inc.	76,956	15,160,332
Dayforce, Inc. (a) (c)	99,191	4,919,874
Equifax, Inc.	55,110	13,361,971
Paychex, Inc.	146,428	17,360,504
Paycom Software, Inc.	23,661	3,384,469
Security Description	Shares	Value
Verisk Analytics, Inc.	89,651	$24,165,427
		121,879,369
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	200,591	14,871,817
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	137,828	20,922,290
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.6%
Advanced Micro Devices, Inc. (a)	1,846,952	299,594,084
Analog Devices, Inc.	334,313	76,310,285
Applied Materials, Inc.	949,427	224,055,278
Broadcom, Inc.	497,808	799,245,678
Enphase Energy, Inc. (a)	57,500	5,733,325
KLA Corp.	153,808	126,816,234
Lam Research Corp.	149,383	159,070,488
Microchip Technology, Inc.	364,298	33,333,267
Monolithic Power Systems, Inc.	55,665	45,738,817
NVIDIA Corp.	26,931,255	3,327,087,243
NXP Semiconductors NV	219,075	58,950,892
ON Semiconductor Corp. (a)	216,289	14,826,611
QUALCOMM, Inc.	664,269	132,309,099
Texas Instruments, Inc.	384,976	74,889,381
		5,377,960,682
SOFTWARE — 19.0%
Adobe, Inc. (a)	511,891	284,375,926
ANSYS, Inc. (a)	56,856	18,279,204
Autodesk, Inc. (a)	127,139	31,460,546
Cadence Design Systems, Inc. (a)	310,927	95,687,784
Crowdstrike Holdings, Inc. Class A (a)	263,565	100,995,472
Fair Isaac Corp. (a)	28,272	42,087,395
Fortinet, Inc. (a)	724,484	43,664,651
Intuit, Inc.	319,956	210,278,283
Microsoft Corp.	8,137,166	3,636,906,344
Oracle Corp.	1,821,523	257,199,048
Palo Alto Networks, Inc. (a)	369,163	125,149,949
PTC, Inc. (a)	82,106	14,916,197
Roper Technologies, Inc.	52,549	29,619,769
Salesforce, Inc.	1,109,835	285,338,578
ServiceNow, Inc. (a)	234,209	184,245,194
Synopsys, Inc. (a)	174,309	103,724,314
Tyler Technologies, Inc. (a)	48,484	24,376,785
		5,488,305,439
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	218,766	42,523,735
Digital Realty Trust, Inc. REIT	152,025	23,115,401
Equinix, Inc. REIT	50,949	38,548,013
Iron Mountain, Inc. REIT	170,821	15,308,978
Public Storage REIT	75,872	21,824,581
SBA Communications Corp. REIT	49,126	9,643,434
		150,964,142

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SPECIALTY RETAIL — 1.4%
AutoZone, Inc. (a)	13,654	$40,471,822
Home Depot, Inc.	419,005	144,238,281
O'Reilly Automotive, Inc. (a)	49,103	51,855,714
Ross Stores, Inc.	383,185	55,684,444
TJX Cos., Inc.	841,152	92,610,835
Tractor Supply Co. (c)	51,749	13,972,230
Ulta Beauty, Inc. (a)	36,175	13,958,847
		412,792,173
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.7%
Apple, Inc.	15,781,000	3,323,794,220
NetApp, Inc.	87,284	11,242,179
Seagate Technology Holdings PLC	91,484	9,447,553
Super Micro Computer, Inc. (a)	57,590	47,186,366
		3,391,670,318
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	29,316	28,376,422
Lululemon Athletica, Inc. (a)	130,972	39,121,337
NIKE, Inc. Class B	595,263	44,864,972
Ralph Lauren Corp.	24,521	4,292,646
		116,655,377
TOBACCO — 0.2%
Philip Morris International, Inc.	657,256	66,599,750
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	327,149	20,558,043
United Rentals, Inc.	76,070	49,196,751
WW Grainger, Inc.	37,450	33,788,888
		103,543,682
TOTAL COMMON STOCKS (Cost $20,758,171,079)		28,914,996,071
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	9,740,165	$9,743,087
State Street Navigator Securities Lending Portfolio II (f) (g)	15,106,095	15,106,095
TOTAL SHORT-TERM INVESTMENTS (Cost $24,848,780)		24,849,182
TOTAL INVESTMENTS — 100.1% (Cost $20,783,019,859)		28,939,845,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(24,057,258)
NET ASSETS — 100.0%		$28,915,787,995
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,914,996,071	$—	$—	$28,914,996,071
Short-Term Investments	24,849,182	—	—	24,849,182
TOTAL INVESTMENTS	$28,939,845,253	$—	$—	$28,939,845,253
See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,291,050	$8,292,708	$378,695,666	$377,243,411	$(1,996)	$120	9,740,165	$9,743,087	$723,579
State Street Navigator Securities Lending Portfolio II	—	—	1,301,909,956	1,286,803,861	—	—	15,106,095	15,106,095	247,755
Total		$8,292,708	$1,680,605,622	$1,664,047,272	$(1,996)	$120		$24,849,182	$971,334
See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AIR FREIGHT & LOGISTICS — 1.1%
United Parcel Service, Inc. Class B	476,963	$65,272,387
AUTOMOBILES — 1.4%
Ford Motor Co.	6,788,821	85,131,815
BANKS — 14.6%
Citigroup, Inc.	1,405,916	89,219,429
Citizens Financial Group, Inc.	2,223,383	80,108,489
Fifth Third Bancorp	2,157,998	78,745,347
Huntington Bancshares, Inc.	5,725,087	75,456,647
KeyCorp	5,186,000	73,693,060
M&T Bank Corp.	524,881	79,445,988
Morgan Stanley	855,145	83,111,543
PNC Financial Services Group, Inc.	498,419	77,494,186
Regions Financial Corp.	3,890,048	77,956,562
Truist Financial Corp.	1,994,214	77,475,214
U.S. Bancorp	1,758,170	69,799,349
		862,505,814
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	456,022	78,216,893
Gilead Sciences, Inc.	939,106	64,432,063
		142,648,956
CAPITAL MARKETS — 3.6%
Franklin Resources, Inc.	2,778,593	62,101,553
Invesco Ltd.	4,721,102	70,627,686
T Rowe Price Group, Inc.	682,271	78,672,669
		211,401,908
CHEMICALS — 2.6%
Dow, Inc.	1,410,516	74,827,874
LyondellBasell Industries NV Class A	801,618	76,682,778
		151,510,652
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Walgreens Boots Alliance, Inc.	3,338,720	40,381,818
CONTAINERS & PACKAGING — 2.8%
Amcor PLC	8,043,258	78,663,063
International Paper Co.	2,069,596	89,303,068
		167,966,131
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	4,489,223	85,789,052
Verizon Communications, Inc.	1,814,009	74,809,731
		160,598,783
Security Description	Shares	Value
ELECTRIC UTILITIES — 13.8%
American Electric Power Co., Inc.	972,623	$85,337,942
Duke Energy Corp.	792,055	79,387,673
Edison International	1,148,803	82,495,543
Entergy Corp.	770,391	82,431,837
Evergy, Inc.	1,517,335	80,373,235
Eversource Energy	1,408,646	79,884,315
Exelon Corp.	2,197,301	76,048,587
FirstEnergy Corp.	2,082,415	79,694,022
Pinnacle West Capital Corp.	1,097,931	83,859,970
Southern Co.	1,097,931	85,166,508
		814,679,632
FOOD PRODUCTS — 3.7%
Conagra Brands, Inc.	2,546,278	72,365,221
Kellanova	1,400,421	80,776,283
Kraft Heinz Co.	2,028,461	65,357,013
		218,498,517
HEALTH CARE REITs — 2.7%
Healthpeak Properties, Inc. REIT	3,914,423	76,722,691
Ventas, Inc. REIT	1,574,816	80,725,068
		157,447,759
HOTEL & RESORT REITs — 1.2%
Host Hotels & Resorts, Inc. REIT	3,838,039	69,007,941
INSURANCE — 1.4%
Prudential Financial, Inc.	714,629	83,747,372
IT SERVICES — 1.3%
International Business Machines Corp.	430,585	74,469,676
LEISURE EQUIPMENT & PRODUCTS — 1.5%
Hasbro, Inc.	1,556,062	91,029,627
MULTI-UTILITIES — 4.3%
Dominion Energy, Inc.	1,696,085	83,108,165
Public Service Enterprise Group, Inc.	1,314,140	96,852,118
WEC Energy Group, Inc.	947,176	74,315,429
		254,275,712
OFFICE REITs — 2.3%
Alexandria Real Estate Equities, Inc. REIT	618,472	72,342,670
Boston Properties, Inc. REIT	1,060,001	65,253,661
		137,596,331
OIL, GAS & CONSUMABLE FUELS — 5.9%
Chevron Corp.	516,680	80,819,086
Kinder Morgan, Inc.	4,433,342	88,090,506
ONEOK, Inc.	1,087,371	88,675,105

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Williams Cos., Inc.	2,200,383	$93,516,277
		351,100,974
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	1,486,564	61,737,003
Pfizer, Inc.	2,643,331	73,960,401
Viatris, Inc.	6,372,661	67,741,387
		203,438,791
RESIDENTIAL REITs — 7.1%
Camden Property Trust REIT	767,403	83,731,341
Equity Residential REIT	1,274,382	88,365,648
Essex Property Trust, Inc. REIT	319,140	86,869,908
Mid-America Apartment Communities, Inc. REIT	558,568	79,657,383
UDR, Inc. REIT	2,039,836	83,939,251
		422,563,531
RETAIL REITs — 6.3%
Federal Realty Investment Trust REIT	739,738	74,691,346
Kimco Realty Corp. REIT	3,705,358	72,106,267
Realty Income Corp. REIT	1,361,770	71,928,691
Regency Centers Corp. REIT	1,203,707	74,870,575
Simon Property Group, Inc. REIT	529,262	80,341,972
		373,938,851
SPECIALIZED REITs — 8.0%
Crown Castle, Inc. REIT	707,514	69,124,118
Digital Realty Trust, Inc. REIT	542,852	82,540,647
Extra Space Storage, Inc. REIT	509,730	79,217,139
Iron Mountain, Inc. REIT	1,117,372	100,138,879
Security Description	Shares	Value
Public Storage REIT	259,342	$74,599,726
VICI Properties, Inc. REIT	2,468,178	70,688,618
		476,309,127
SPECIALTY RETAIL — 1.5%
Best Buy Co., Inc.	1,021,178	86,075,094
TOBACCO — 2.8%
Altria Group, Inc.	1,875,274	85,418,731
Philip Morris International, Inc.	823,914	83,487,205
		168,905,936
TOTAL COMMON STOCKS (Cost $6,186,112,711)		5,870,503,135

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (a) (b) (Cost $45,242,266)	45,229,163	45,242,732
TOTAL INVESTMENTS — 99.9% (Cost $6,231,354,977)		5,915,745,867
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,115,252
NET ASSETS — 100.0%		$5,921,861,119
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2024.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	09/20/2024	$50,288,287	$50,521,725	$233,438

During the year ended June 30, 2024, the average notional value related to futures contracts was $44,145,231.
See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,870,503,135	$—	$—	$5,870,503,135
Short-Term Investment	45,242,732	—	—	45,242,732
TOTAL INVESTMENTS	$5,915,745,867	$—	$—	$5,915,745,867
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$233,438	$—	$—	$233,438
TOTAL OTHER FINANCIAL INSTRUMENTS:	$233,438	$—	$—	$233,438

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,740,296	$24,745,244	$626,331,878	$605,830,855	$(3,364)	$(171)	45,229,163	$45,242,732	$1,840,788
State Street Navigator Securities Lending Portfolio II	57,337,305	57,337,305	1,052,241,485	1,109,578,790	—	—	—	—	70,550
Total		$82,082,549	$1,678,573,363	$1,715,409,645	$(3,364)	$(171)		$45,242,732	$1,911,338
See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Boeing Co. (a)	356,094	$64,812,669
General Dynamics Corp.	249,983	72,530,068
Howmet Aerospace, Inc.	181,095	14,058,405
Huntington Ingalls Industries, Inc.	43,728	10,771,518
L3Harris Technologies, Inc.	208,860	46,905,779
Lockheed Martin Corp.	235,318	109,917,038
Northrop Grumman Corp.	153,291	66,827,211
RTX Corp.	1,465,039	147,075,265
Textron, Inc.	210,189	18,046,827
		550,944,780
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	129,068	11,373,472
Expeditors International of Washington, Inc.	98,087	12,240,277
FedEx Corp.	249,424	74,787,292
United Parcel Service, Inc. Class B	803,787	109,998,251
		208,399,292
AIRLINES — 0.3%
American Airlines Group, Inc. (a) (b)	720,032	8,157,962
Delta Air Lines, Inc.	309,247	14,670,678
Southwest Airlines Co.	655,110	18,742,697
United Airlines Holdings, Inc. (a)	360,463	17,540,130
		59,111,467
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	299,754	21,108,677
BorgWarner, Inc.	251,695	8,114,647
		29,223,324
AUTOMOBILES — 0.5%
Ford Motor Co.	4,321,308	54,189,202
General Motors Co.	1,257,273	58,412,904
		112,602,106
BANKS — 9.4%
Bank of America Corp.	7,497,391	298,171,240
Bank of New York Mellon Corp.	824,084	49,354,391
Citigroup, Inc.	2,101,934	133,388,732
Citizens Financial Group, Inc.	501,454	18,067,388
Fifth Third Bancorp	750,564	27,388,080
Goldman Sachs Group, Inc.	355,307	160,712,462
Huntington Bancshares, Inc.	1,590,865	20,967,601
JPMorgan Chase & Co.	3,164,457	640,043,073
KeyCorp	1,029,331	14,626,793
M&T Bank Corp.	183,166	27,724,006
Morgan Stanley	1,378,844	134,009,848
Northern Trust Corp.	225,304	18,921,030
PNC Financial Services Group, Inc.	437,733	68,058,727
Regions Financial Corp.	1,014,507	20,330,720
State Street Corp. (c)	331,581	24,536,994
Security Description	Shares	Value
Truist Financial Corp.	1,474,527	$57,285,374
U.S. Bancorp	1,719,546	68,265,976
Wells Fargo & Co.	3,841,787	228,163,730
		2,010,016,165
BEVERAGES — 2.1%
Brown-Forman Corp. Class B (b)	198,634	8,579,002
Coca-Cola Co.	2,606,163	165,882,275
Constellation Brands, Inc. Class A	177,142	45,575,094
Keurig Dr Pepper, Inc.	1,144,734	38,234,116
Molson Coors Beverage Co. Class B	203,638	10,350,920
Monster Beverage Corp. (a)	312,632	15,615,968
PepsiCo, Inc.	969,523	159,903,428
		444,140,803
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	1,225,885	210,263,795
Amgen, Inc.	591,152	184,705,442
Biogen, Inc. (a)	160,470	37,200,155
Gilead Sciences, Inc.	1,371,449	94,095,116
Incyte Corp. (a)	204,524	12,398,245
Moderna, Inc. (a)	367,398	43,628,513
Regeneron Pharmaceuticals, Inc. (a)	46,710	49,093,611
Vertex Pharmaceuticals, Inc. (a)	102,044	47,830,064
		679,214,941
BROADLINE RETAIL — 0.2%
eBay, Inc.	557,619	29,955,293
Etsy, Inc. (a)	73,017	4,306,542
		34,261,835
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	49,671	4,062,094
Allegion PLC	59,468	7,026,144
Carrier Global Corp.	478,432	30,179,491
Johnson Controls International PLC	742,369	49,345,267
Masco Corp.	110,665	7,378,036
Trane Technologies PLC	77,778	25,583,518
		123,574,550
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	51,772	22,116,481
BlackRock, Inc.	153,991	121,240,194
Blackstone, Inc.	221,550	27,427,890
Cboe Global Markets, Inc.	42,075	7,155,274
Charles Schwab Corp.	1,645,072	121,225,356
CME Group, Inc.	253,673	49,872,112
FactSet Research Systems, Inc.	22,373	9,134,225
Franklin Resources, Inc.	329,707	7,368,951
Intercontinental Exchange, Inc.	632,039	86,519,819
Invesco Ltd.	497,486	7,442,391
MarketAxess Holdings, Inc.	41,833	8,388,771
Moody's Corp.	91,743	38,617,381
MSCI, Inc.	37,307	17,972,647

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Nasdaq, Inc.	417,451	$25,155,597
Raymond James Financial, Inc.	207,398	25,636,467
S&P Global, Inc.	198,103	88,353,938
T Rowe Price Group, Inc.	246,377	28,409,732
		692,037,226
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	244,836	63,179,930
Albemarle Corp. (b)	129,030	12,324,945
CF Industries Holdings, Inc.	92,682	6,869,590
Corteva, Inc.	772,536	41,670,592
Dow, Inc.	773,445	41,031,257
DuPont de Nemours, Inc.	460,736	37,084,641
Eastman Chemical Co.	128,853	12,623,728
Ecolab, Inc.	136,649	32,522,462
FMC Corp.	138,092	7,947,195
International Flavors & Fragrances, Inc.	280,435	26,700,216
Linde PLC	254,275	111,578,413
LyondellBasell Industries NV Class A	282,189	26,994,200
Mosaic Co.	360,012	10,404,347
PPG Industries, Inc.	259,797	32,705,844
Sherwin-Williams Co.	128,580	38,372,129
		502,009,489
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	42,723	29,917,208
Republic Services, Inc.	96,667	18,786,265
Rollins, Inc.	177,140	8,642,661
Veralto Corp.	240,841	22,993,090
Waste Management, Inc.	213,984	45,651,346
		125,990,570
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	4,461,974	211,988,385
F5, Inc. (a)	64,417	11,094,540
Juniper Networks, Inc.	354,818	12,936,664
Motorola Solutions, Inc.	76,869	29,675,277
		265,694,866
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	49,772	12,646,567
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	23,105	12,518,289
Vulcan Materials Co.	52,645	13,091,759
		25,610,048
CONSUMER FINANCE — 0.6%
American Express Co.	188,834	43,724,513
Capital One Financial Corp.	421,015	58,289,527
Discover Financial Services	126,375	16,531,114
Synchrony Financial	446,723	21,080,858
		139,626,012
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Costco Wholesale Corp.	283,297	240,799,617
Dollar General Corp.	241,809	31,974,404
Security Description	Shares	Value
Dollar Tree, Inc. (a)	227,312	$24,270,102
Kroger Co.	737,630	36,829,866
Sysco Corp.	548,138	39,131,572
Target Corp.	509,800	75,470,792
Walgreens Boots Alliance, Inc.	788,037	9,531,308
Walmart, Inc.	4,707,224	318,726,137
		776,733,798
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,589,022	15,540,635
Avery Dennison Corp.	88,482	19,346,589
Ball Corp.	346,440	20,793,329
International Paper Co.	380,417	16,414,994
Packaging Corp. of America	97,590	17,816,030
Westrock Co.	282,399	14,193,374
		104,104,951
DISTRIBUTORS — 0.2%
Genuine Parts Co.	153,995	21,300,588
LKQ Corp.	294,426	12,245,177
Pool Corp. (b)	18,144	5,576,196
		39,121,961
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	7,901,211	150,992,142
Verizon Communications, Inc.	4,638,363	191,286,090
		342,278,232
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	280,547	14,279,842
American Electric Power Co., Inc.	580,828	50,961,849
Constellation Energy Corp.	191,103	38,272,198
Duke Energy Corp.	849,048	85,100,081
Edison International	422,602	30,347,050
Entergy Corp.	235,317	25,178,919
Evergy, Inc.	253,012	13,402,046
Eversource Energy	385,284	21,849,456
Exelon Corp.	1,101,940	38,138,143
FirstEnergy Corp.	569,502	21,794,841
NextEra Energy, Inc.	2,264,045	160,317,026
NRG Energy, Inc.	229,770	17,889,892
PG&E Corp.	2,346,690	40,973,207
Pinnacle West Capital Corp.	125,344	9,573,775
PPL Corp.	813,043	22,480,639
Southern Co.	1,204,861	93,461,068
Xcel Energy, Inc.	612,293	32,702,569
		716,722,601
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	131,850	21,980,713
Eaton Corp. PLC	167,117	52,399,535
Emerson Electric Co.	629,576	69,354,092
GE Vernova, Inc. (a)	172,201	29,534,194
Generac Holdings, Inc. (a)	26,139	3,456,099
Rockwell Automation, Inc.	65,446	18,015,975
		194,740,608

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	581,490	$39,174,981
CDW Corp.	85,425	19,121,532
Corning, Inc.	849,590	33,006,572
Hubbell, Inc.	32,048	11,712,903
Jabil, Inc.	61,134	6,650,768
Keysight Technologies, Inc. (a)	191,864	26,237,402
TE Connectivity Ltd.	207,673	31,240,249
Teledyne Technologies, Inc. (a)	52,050	20,194,359
Trimble, Inc. (a)	273,500	15,294,120
Zebra Technologies Corp. Class A (a)	56,370	17,414,384
		220,047,270
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	1,102,783	38,784,878
Halliburton Co.	978,213	33,044,035
Schlumberger NV	1,571,287	74,133,321
		145,962,234
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	149,539	20,835,269
Take-Two Interactive Software, Inc. (a)	86,994	13,526,697
Walt Disney Co.	2,008,945	199,468,149
Warner Bros Discovery, Inc. (a)	2,448,397	18,216,074
		252,046,189
FINANCIAL SERVICES — 6.0%
Berkshire Hathaway, Inc. Class B (a)	1,994,940	811,541,592
Fidelity National Information Services, Inc.	612,983	46,194,399
Fiserv, Inc. (a)	309,436	46,118,341
Global Payments, Inc.	281,302	27,201,903
Jack Henry & Associates, Inc.	80,158	13,307,831
Mastercard, Inc. Class A	253,298	111,744,946
PayPal Holdings, Inc. (a)	1,152,698	66,891,065
Visa, Inc. Class A	589,755	154,792,995
		1,277,793,072
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	544,813	32,933,946
Bunge Global SA	156,013	16,657,508
Campbell Soup Co.	216,622	9,789,148
Conagra Brands, Inc.	525,416	14,932,323
General Mills, Inc.	625,380	39,561,539
Hershey Co.	102,114	18,771,617
Hormel Foods Corp.	319,576	9,743,872
J M Smucker Co.	116,650	12,719,516
Kellanova	289,907	16,721,836
Kraft Heinz Co.	878,278	28,298,117
Lamb Weston Holdings, Inc. (b)	53,672	4,512,742
McCormick & Co., Inc.	276,251	19,597,246
Mondelez International, Inc. Class A	859,878	56,270,416
Security Description	Shares	Value
Tyson Foods, Inc. Class A	315,797	$18,044,640
		298,554,466
GAS UTILITIES — 0.1%
Atmos Energy Corp.	166,143	19,380,581
GROUND TRANSPORTATION — 0.9%
CSX Corp.	1,077,101	36,029,028
JB Hunt Transport Services, Inc.	89,520	14,323,200
Norfolk Southern Corp.	248,769	53,408,217
Union Pacific Corp.	369,769	83,663,934
		187,424,379
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	1,916,948	199,190,067
Align Technology, Inc. (a)	35,357	8,536,240
Baxter International, Inc.	559,815	18,725,812
Becton Dickinson & Co.	318,002	74,320,247
Boston Scientific Corp. (a)	728,999	56,140,213
Cooper Cos., Inc.	126,658	11,057,243
Dexcom, Inc. (a)	170,876	19,373,921
Edwards Lifesciences Corp. (a)	420,906	38,879,087
GE HealthCare Technologies, Inc.	465,787	36,294,123
Hologic, Inc. (a)	257,612	19,127,691
IDEXX Laboratories, Inc. (a)	40,190	19,580,568
Insulet Corp. (a)	47,810	9,648,058
Intuitive Surgical, Inc. (a)	132,892	59,117,006
Medtronic PLC	1,463,443	115,187,599
ResMed, Inc.	161,996	31,009,274
Solventum Corp. (a)	151,562	8,014,599
STERIS PLC	47,768	10,486,987
Stryker Corp.	134,063	45,614,936
Teleflex, Inc.	51,784	10,891,729
Zimmer Biomet Holdings, Inc.	226,680	24,601,580
		815,796,980
HEALTH CARE PROVIDERS & SERVICES — 4.6%
Cardinal Health, Inc.	268,150	26,364,508
Cencora, Inc.	181,999	41,004,375
Centene Corp. (a)	587,548	38,954,432
Cigna Group	312,997	103,467,418
CVS Health Corp.	1,385,276	81,814,401
DaVita, Inc. (a)	26,414	3,660,188
Elevance Health, Inc.	256,103	138,771,972
HCA Healthcare, Inc.	111,043	35,675,895
Henry Schein, Inc. (a)	142,311	9,122,135
Humana, Inc.	132,752	49,602,785
Labcorp Holdings, Inc.	93,348	18,997,251
McKesson Corp.	143,202	83,635,696
Molina Healthcare, Inc. (a)	26,086	7,755,368
Quest Diagnostics, Inc.	121,939	16,691,010
UnitedHealth Group, Inc.	628,781	320,213,012
Universal Health Services, Inc. Class B	67,316	12,448,748
		988,179,194

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HEALTH CARE REITs — 0.5%
Healthpeak Properties, Inc. REIT	780,200	$15,291,920
Ventas, Inc. REIT	446,059	22,864,984
Welltower, Inc. REIT	658,828	68,682,819
		106,839,723
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	307,687	5,532,212
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	243,260	36,885,514
Caesars Entertainment, Inc. (a) (b)	98,771	3,925,159
Carnival Corp. (a)	318,913	5,970,051
Darden Restaurants, Inc.	62,727	9,491,850
Domino's Pizza, Inc.	23,032	11,892,113
Las Vegas Sands Corp.	159,496	7,057,698
McDonald's Corp.	444,711	113,330,151
MGM Resorts International (a)	95,371	4,238,287
Starbucks Corp.	511,131	39,791,548
Yum! Brands, Inc.	167,273	22,156,982
		254,739,353
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	77,719	12,661,979
Lennar Corp. Class A	119,548	17,916,659
Mohawk Industries, Inc. (a)	57,801	6,565,616
		37,144,254
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	146,334	15,171,909
Clorox Co.	136,461	18,622,832
Colgate-Palmolive Co.	552,201	53,585,585
Kimberly-Clark Corp.	370,884	51,256,169
Procter & Gamble Co.	1,586,490	261,643,931
		400,280,426
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	783,162	13,760,156
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	608,493	62,181,900
General Electric Co.	687,479	109,288,537
Honeywell International, Inc.	717,588	153,233,741
		324,704,178
INDUSTRIAL REITs — 0.5%
Prologis, Inc. REIT	1,020,219	114,580,796
INSURANCE — 3.6%
Aflac, Inc.	569,755	50,884,819
Allstate Corp.	290,824	46,432,960
American International Group, Inc.	731,300	54,291,712
Aon PLC Class A	117,412	34,469,815
Arthur J Gallagher & Co.	117,952	30,586,133
Assurant, Inc.	57,147	9,500,689
Brown & Brown, Inc.	56,846	5,082,601
Chubb Ltd.	447,449	114,135,291
Security Description	Shares	Value
Cincinnati Financial Corp.	172,453	$20,366,699
Everest Group Ltd.	47,670	18,163,223
Globe Life, Inc.	94,412	7,768,219
Hartford Financial Services Group, Inc.	327,976	32,974,707
Loews Corp.	199,932	14,942,918
Marsh & McLennan Cos., Inc.	260,142	54,817,122
MetLife, Inc.	658,230	46,201,164
Principal Financial Group, Inc.	240,919	18,900,096
Progressive Corp.	322,299	66,944,725
Prudential Financial, Inc.	397,664	46,602,244
Travelers Cos., Inc.	252,358	51,314,476
W R Berkley Corp.	222,450	17,480,121
Willis Towers Watson PLC	112,678	29,537,411
		771,397,145
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
Match Group, Inc. (a)	299,292	9,092,491
IT SERVICES — 1.5%
Accenture PLC Class A	318,717	96,701,925
Akamai Technologies, Inc. (a)	88,446	7,967,216
Cognizant Technology Solutions Corp. Class A	547,255	37,213,340
EPAM Systems, Inc. (a)	38,104	7,167,743
International Business Machines Corp.	1,012,267	175,071,578
VeriSign, Inc. (a)	50,214	8,928,049
		333,049,851
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	144,234	8,437,689
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Agilent Technologies, Inc.	322,802	41,844,824
Bio-Rad Laboratories, Inc. Class A (a)	22,979	6,275,795
Bio-Techne Corp.	172,437	12,355,111
Charles River Laboratories International, Inc. (a)	56,378	11,646,567
Danaher Corp.	726,448	181,503,033
IQVIA Holdings, Inc. (a)	124,482	26,320,474
Mettler-Toledo International, Inc. (a)	14,695	20,537,585
Revvity, Inc.	135,606	14,219,645
Thermo Fisher Scientific, Inc.	260,760	144,200,280
Waters Corp. (a)	41,110	11,926,833
		470,830,147
MACHINERY — 2.0%
Caterpillar, Inc.	226,322	75,387,858
Cummins, Inc.	150,729	41,741,382
Deere & Co.	123,268	46,056,623
Dover Corp.	151,473	27,333,303
IDEX Corp.	83,028	16,705,234
Illinois Tool Works, Inc.	161,727	38,322,830
Ingersoll Rand, Inc.	102,987	9,355,339
Nordson Corp.	59,615	13,827,103
Otis Worldwide Corp.	272,646	26,244,904

See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
PACCAR, Inc.	155,271	$15,983,597
Parker-Hannifin Corp.	31,099	15,730,185
Pentair PLC	54,082	4,146,467
Snap-on, Inc.	32,126	8,397,415
Stanley Black & Decker, Inc.	168,473	13,459,308
Westinghouse Air Brake Technologies Corp.	194,332	30,714,172
Xylem, Inc.	267,200	36,240,336
		419,646,056
MEDIA — 1.2%
Charter Communications, Inc. Class A (a) (b)	58,611	17,522,344
Comcast Corp. Class A	4,313,248	168,906,792
Fox Corp. Class A (b)	262,764	9,031,199
Fox Corp. Class B	144,015	4,611,360
Interpublic Group of Cos., Inc. (b)	421,124	12,250,497
News Corp. Class A	419,543	11,566,800
News Corp. Class B (b)	125,163	3,553,378
Omnicom Group, Inc.	217,530	19,512,441
Paramount Global Class B	526,258	5,467,821
		252,422,632
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	789,786	38,383,600
Newmont Corp.	1,267,070	53,052,221
Nucor Corp.	97,782	15,457,378
Steel Dynamics, Inc.	62,234	8,059,303
		114,952,502
MULTI-UTILITIES — 1.4%
Ameren Corp.	293,884	20,898,091
CenterPoint Energy, Inc.	704,957	21,839,568
CMS Energy Corp.	329,071	19,589,597
Consolidated Edison, Inc.	380,204	33,997,842
Dominion Energy, Inc.	919,926	45,076,374
DTE Energy Co.	227,556	25,260,991
NiSource, Inc.	494,044	14,233,408
Public Service Enterprise Group, Inc.	548,870	40,451,719
Sempra	697,373	53,042,190
WEC Energy Group, Inc.	347,632	27,275,207
		301,664,987
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	173,385	20,280,844
Boston Properties, Inc. REIT	159,624	9,826,453
		30,107,297
OIL, GAS & CONSUMABLE FUELS — 6.1%
Chevron Corp.	1,888,721	295,433,739
ConocoPhillips	402,222	46,006,152
Coterra Energy, Inc.	283,084	7,549,850
Devon Energy Corp.	696,430	33,010,782
EOG Resources, Inc.	215,350	27,106,105
EQT Corp.	486,579	17,993,691
Security Description	Shares	Value
Exxon Mobil Corp.	4,943,322	$569,075,229
Kinder Morgan, Inc.	2,129,882	42,320,755
Marathon Oil Corp.	292,119	8,375,052
Marathon Petroleum Corp.	174,674	30,302,446
Occidental Petroleum Corp.	732,768	46,186,367
ONEOK, Inc.	243,336	19,844,051
Phillips 66	467,155	65,948,271
Valero Energy Corp.	360,303	56,481,098
Williams Cos., Inc.	817,484	34,743,070
		1,300,376,658
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	256,194	27,259,042
Kenvue, Inc.	2,106,217	38,291,025
		65,550,067
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	2,239,508	93,006,767
Catalent, Inc. (a)	198,809	11,179,030
Johnson & Johnson	2,652,075	387,627,282
Merck & Co., Inc.	1,673,699	207,203,936
Pfizer, Inc.	6,244,314	174,715,906
Viatris, Inc.	1,318,564	14,016,335
Zoetis, Inc.	227,068	39,364,509
		927,113,765
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	275,822	65,835,953
Broadridge Financial Solutions, Inc.	55,735	10,979,795
Dayforce, Inc. (a) (b)	76,609	3,799,806
Equifax, Inc.	82,947	20,111,330
Jacobs Solutions, Inc.	138,405	19,336,563
Leidos Holdings, Inc.	151,074	22,038,675
Paychex, Inc.	211,556	25,082,079
Paycom Software, Inc.	30,386	4,346,414
Verisk Analytics, Inc.	71,660	19,315,953
		190,846,568
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	332,399	29,620,075
CoStar Group, Inc. (a)	256,698	19,031,590
		48,651,665
RESIDENTIAL REITs — 0.7%
AvalonBay Communities, Inc. REIT	155,857	32,245,255
Camden Property Trust REIT	117,588	12,830,027
Equity Residential REIT	379,036	26,282,356
Essex Property Trust, Inc. REIT	70,525	19,196,905
Invitation Homes, Inc. REIT	634,568	22,774,645
Mid-America Apartment Communities, Inc. REIT	128,277	18,293,583
UDR, Inc. REIT	333,184	13,710,522
		145,333,293
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	81,273	8,206,135

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Kimco Realty Corp. REIT	731,099	$14,227,186
Realty Income Corp. REIT	959,505	50,681,054
Regency Centers Corp. REIT	181,069	11,262,492
Simon Property Group, Inc. REIT	226,312	34,354,162
		118,731,029
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	223,839	51,093,490
Enphase Energy, Inc. (a)	93,782	9,351,003
First Solar, Inc. (a)	117,704	26,537,544
Intel Corp.	4,691,049	145,281,788
Microchip Technology, Inc.	243,376	22,268,904
Micron Technology, Inc.	1,220,237	160,497,773
NXP Semiconductors NV	70,832	19,060,183
ON Semiconductor Corp. (a)	262,660	18,005,343
Qorvo, Inc. (a)	105,770	12,273,551
QUALCOMM, Inc.	591,352	117,785,491
Skyworks Solutions, Inc.	176,417	18,802,524
Teradyne, Inc.	172,081	25,517,891
Texas Instruments, Inc.	632,094	122,961,246
		749,436,731
SOFTWARE — 0.5%
ANSYS, Inc. (a)	41,203	13,246,764
Autodesk, Inc. (a)	113,155	28,000,205
Gen Digital, Inc.	614,498	15,350,160
PTC, Inc. (a)	52,772	9,587,089
Roper Technologies, Inc.	67,068	37,803,549
		103,987,767
SPECIALIZED REITs — 1.5%
American Tower Corp. REIT	302,808	58,859,819
Crown Castle, Inc. REIT	476,725	46,576,032
Digital Realty Trust, Inc. REIT	210,027	31,934,605
Equinix, Inc. REIT	55,446	41,950,444
Extra Space Storage, Inc. REIT	232,710	36,165,461
Iron Mountain, Inc. REIT	157,585	14,122,768
Public Storage REIT	100,902	29,024,460
SBA Communications Corp. REIT	71,089	13,954,771
VICI Properties, Inc. REIT	1,149,555	32,923,255
Weyerhaeuser Co. REIT	804,717	22,845,916
		328,357,531
SPECIALTY RETAIL — 2.4%
AutoZone, Inc. (a)	5,962	17,671,964
Bath & Body Works, Inc.	247,623	9,669,678
Best Buy Co., Inc.	210,499	17,742,961
CarMax, Inc. (a)	173,159	12,699,481
Home Depot, Inc.	688,007	236,839,530
Lowe's Cos., Inc.	630,577	139,017,005
O'Reilly Automotive, Inc. (a)	17,524	18,506,396
TJX Cos., Inc.	439,274	48,364,067
Tractor Supply Co.	68,996	18,628,920
Ulta Beauty, Inc. (a)	18,124	6,993,508
		526,133,510
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Hewlett Packard Enterprise Co.	1,430,728	$30,288,512
HP, Inc.	959,406	33,598,398
NetApp, Inc.	142,436	18,345,757
Seagate Technology Holdings PLC	126,412	13,054,567
Western Digital Corp. (a)	359,809	27,262,728
		122,549,962
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
NIKE, Inc. Class B	763,806	57,568,058
Ralph Lauren Corp.	19,493	3,412,445
Tapestry, Inc.	252,608	10,809,096
		71,789,599
TOBACCO — 0.9%
Altria Group, Inc.	1,892,726	86,213,669
Philip Morris International, Inc.	1,079,259	109,361,315
		195,574,984
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	315,659	19,836,011
WW Grainger, Inc.	12,062	10,882,819
		30,718,830
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	214,482	27,702,495
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile U.S., Inc.	568,144	100,095,610
TOTAL COMMON STOCKS (Cost $19,950,240,510)		21,416,122,516
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	20,686,220	20,692,426
State Street Navigator Securities Lending Portfolio II (c) (g)	57,581,983	57,581,983
TOTAL SHORT-TERM INVESTMENTS (Cost $78,273,753)		78,274,409
TOTAL INVESTMENTS — 100.2% (Cost $20,028,514,263)		21,494,396,925
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(37,747,866)
NET ASSETS — 100.0%		$21,456,649,059
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,416,122,516	$—	$—	$21,416,122,516
Short-Term Investments	78,274,409	—	—	78,274,409
TOTAL INVESTMENTS	$21,494,396,925	$—	$—	$21,494,396,925

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	314,813	$23,038,015	$11,734,117	$10,742,693	$(589,489)	$1,097,044	331,581	$24,536,994	$664,731
State Street Institutional Liquid Reserves Fund, Premier Class	13,554,935	13,557,646	788,547,307	781,412,350	(638)	461	20,686,220	20,692,426	1,062,611
State Street Navigator Securities Lending Portfolio II	38,455,337	38,455,337	955,970,749	936,844,103	—	—	57,581,983	57,581,983	155,758
Total		$75,050,998	$1,756,252,173	$1,728,999,146	$(590,127)	$1,097,505		$102,811,403	$1,883,100
See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a) (b)	283,655	$20,621,718
AeroVironment, Inc. (a)	239,459	43,619,852
Mercury Systems, Inc. (a) (b)	447,379	12,074,759
Moog, Inc. Class A	246,344	41,213,351
National Presto Industries, Inc.	43,631	3,277,997
Triumph Group, Inc. (a)	658,401	10,145,959
		130,953,636
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp. (b)	273,029	5,198,472
Hub Group, Inc. Class A	528,852	22,767,079
		27,965,551
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	1,086,904	43,910,922
Allegiant Travel Co. (b)	121,870	6,121,530
JetBlue Airways Corp. (a) (b)	2,913,486	17,743,130
SkyWest, Inc. (a)	344,889	28,305,040
Sun Country Airlines Holdings, Inc. (a)	324,761	4,078,998
		100,159,620
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	991,513	6,930,676
Dana, Inc.	1,105,162	13,394,563
Dorman Products, Inc. (a)	239,075	21,870,581
Fox Factory Holding Corp. (a)	356,499	17,179,687
Gentherm, Inc. (a)	271,063	13,368,827
LCI Industries (b)	218,012	22,538,081
Patrick Industries, Inc.	180,364	19,578,512
Phinia, Inc.	391,352	15,403,615
Standard Motor Products, Inc.	163,374	4,530,361
XPEL, Inc. (a) (b)	182,288	6,482,161
		141,277,064
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	250,687	13,587,235
BANKS — 9.1%
Ameris Bancorp	554,365	27,912,278
Atlantic Union Bankshares Corp.	768,952	25,260,073
Axos Financial, Inc. (a)	434,245	24,817,102
Banc of California, Inc.	1,189,097	15,196,660
BancFirst Corp.	124,331	10,903,829
Bancorp, Inc. (a)	443,371	16,741,689
Bank of Hawaii Corp. (b)	339,981	19,450,313
BankUnited, Inc.	640,387	18,744,128
Banner Corp.	295,055	14,646,530
Berkshire Hills Bancorp, Inc.	364,068	8,300,750
Brookline Bancorp, Inc.	761,407	6,357,748
Capitol Federal Financial, Inc.	1,057,333	5,804,758
Security Description	Shares	Value
Cathay General Bancorp	623,740	$23,527,473
Central Pacific Financial Corp.	226,541	4,802,669
City Holding Co. (b)	126,473	13,437,756
Comerica, Inc.	1,135,680	57,965,107
Community Financial System, Inc.	452,030	21,340,336
Customers Bancorp, Inc. (a)	244,017	11,707,936
CVB Financial Corp.	1,136,255	19,589,036
Dime Community Bancshares, Inc.	300,475	6,129,690
Eagle Bancorp, Inc.	252,541	4,773,025
FB Financial Corp.	301,839	11,780,776
First BanCorp	1,416,684	25,911,150
First Bancorp/Southern Pines NC	352,646	11,256,460
First Commonwealth Financial Corp.	873,575	12,064,071
First Financial Bancorp	817,640	18,167,961
First Hawaiian, Inc.	1,095,073	22,733,716
Fulton Financial Corp.	1,556,920	26,436,502
Hanmi Financial Corp.	251,932	4,212,303
Heritage Financial Corp.	297,188	5,358,300
Hilltop Holdings, Inc.	396,958	12,416,846
Hope Bancorp, Inc.	1,033,118	11,095,687
Independent Bank Corp.	363,801	18,451,987
Independent Bank Group, Inc.	308,333	14,035,318
Lakeland Financial Corp.	218,444	13,438,675
National Bank Holdings Corp. Class A	323,990	12,651,810
NBT Bancorp, Inc. (b)	403,829	15,587,799
Northwest Bancshares, Inc.	1,090,086	12,590,493
OFG Bancorp	402,593	15,077,108
Pacific Premier Bancorp, Inc.	826,024	18,973,771
Park National Corp.	123,098	17,521,769
Pathward Financial, Inc.	216,501	12,247,462
Preferred Bank	105,562	7,968,875
Provident Financial Services, Inc.	1,117,914	16,042,066
Renasant Corp.	482,562	14,737,443
S&T Bancorp, Inc.	327,473	10,934,323
Seacoast Banking Corp. of Florida	720,953	17,043,329
ServisFirst Bancshares, Inc. (b)	420,228	26,554,207
Simmons First National Corp. Class A	1,074,891	18,896,584
Southside Bancshares, Inc. (b)	246,433	6,804,015
Stellar Bancorp, Inc.	403,807	9,271,409
Tompkins Financial Corp.	105,014	5,135,185
Triumph Financial, Inc. (a) (b)	184,936	15,118,518
TrustCo Bank Corp.	159,123	4,577,969
Trustmark Corp.	524,218	15,747,509
United Community Banks, Inc. (b)	1,020,547	25,983,127
Veritex Holdings, Inc.	467,005	9,849,135
WaFd, Inc.	578,802	16,542,161
Westamerica BanCorp	228,470	11,087,649

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
WSFS Financial Corp.	514,755	$24,193,485
		925,905,839
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	133,843	9,957,919
National Beverage Corp.	200,355	10,266,190
		20,224,109
BIOTECHNOLOGY — 1.7%
Alkermes PLC (a)	1,449,485	34,932,589
Arcus Biosciences, Inc. (a) (b)	467,439	7,119,096
Catalyst Pharmaceuticals, Inc. (a)	961,191	14,888,849
Dynavax Technologies Corp. (a) (b)	1,121,173	12,590,773
Ironwood Pharmaceuticals, Inc. (a)	1,213,645	7,912,965
Krystal Biotech, Inc. (a)	212,870	39,091,447
Myriad Genetics, Inc. (a)	775,281	18,963,373
REGENXBIO, Inc. (a)	358,809	4,198,065
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a) (b)	416,298	19,099,752
Vir Biotechnology, Inc. (a) (b)	745,923	6,638,715
Xencor, Inc. (a)	528,146	9,997,804
		175,436,780
BROADLINE RETAIL — 0.2%
Kohl's Corp. (b)	949,950	21,839,351
BUILDING PRODUCTS — 1.9%
American Woodmark Corp. (a)	135,699	10,665,941
Apogee Enterprises, Inc.	189,514	11,908,112
Armstrong World Industries, Inc.	374,822	42,444,843
AZZ, Inc.	254,467	19,657,576
Gibraltar Industries, Inc. (a)	260,988	17,890,727
Griffon Corp.	318,357	20,330,278
Hayward Holdings, Inc. (a) (b)	1,085,856	13,356,029
Insteel Industries, Inc. (b)	163,555	5,063,663
Masterbrand, Inc. (a)	1,087,905	15,970,445
Quanex Building Products Corp.	283,595	7,841,402
Resideo Technologies, Inc. (a)	1,250,728	24,464,240
		189,593,256
CAPITAL MARKETS — 2.5%
Artisan Partners Asset Management, Inc. Class A (b)	598,828	24,713,632
B Riley Financial, Inc. (b)	140,166	2,472,528
BGC Group, Inc. Class A	3,288,356	27,293,355
Brightsphere Investment Group, Inc.	252,279	5,593,025
Cohen & Steers, Inc. (b)	223,544	16,220,353
Donnelley Financial Solutions, Inc. (a)	213,449	12,725,829
Moelis & Co. Class A (b)	602,684	34,268,612
Security Description	Shares	Value
Piper Sandler Cos.	133,249	$30,669,922
PJT Partners, Inc. Class A (b)	188,967	20,391,429
StepStone Group, Inc. Class A (b)	445,590	20,448,125
StoneX Group, Inc. (a)	233,631	17,594,751
Virtu Financial, Inc. Class A	758,050	17,018,223
Virtus Investment Partners, Inc.	57,344	12,951,142
WisdomTree, Inc. (b)	956,213	9,476,071
		251,836,997
CHEMICALS — 2.3%
AdvanSix, Inc.	229,748	5,265,824
Balchem Corp.	277,758	42,760,844
Hawkins, Inc.	162,959	14,829,269
HB Fuller Co.	466,764	35,922,158
Ingevity Corp. (a)	289,355	12,647,707
Innospec, Inc.	213,556	26,393,386
Koppers Holdings, Inc.	183,718	6,795,729
Mativ Holdings, Inc.	465,346	7,892,268
Minerals Technologies, Inc.	276,187	22,967,711
Quaker Chemical Corp.	118,632	20,131,850
Sensient Technologies Corp.	362,879	26,921,993
Stepan Co.	182,847	15,351,834
		237,880,573
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	542,149	27,416,475
Brady Corp. Class A	383,664	25,329,497
CoreCivic, Inc. (a)	952,986	12,369,758
Deluxe Corp.	377,293	8,474,001
Enviri Corp. (a)	673,685	5,813,902
GEO Group, Inc. (a)	1,141,725	16,395,171
Healthcare Services Group, Inc. (a)	630,784	6,673,695
HNI Corp.	405,157	18,240,168
Interface, Inc.	498,868	7,323,382
Liquidity Services, Inc. (a)	185,251	3,701,315
Matthews International Corp. Class A	263,026	6,588,801
MillerKnoll, Inc.	613,687	16,256,569
OPENLANE, Inc. (a)	927,648	15,389,680
Pitney Bowes, Inc. (b)	1,311,220	6,660,998
UniFirst Corp.	129,095	22,143,665
Vestis Corp.	1,126,000	13,770,980
Viad Corp. (a)	180,943	6,152,062
		218,700,119
COMMUNICATIONS EQUIPMENT — 0.8%
Calix, Inc. (a)	499,492	17,697,001
Digi International, Inc. (a)	311,622	7,145,492
Extreme Networks, Inc. (a)	1,113,048	14,970,496
Harmonic, Inc. (a) (b)	993,371	11,691,977
NetScout Systems, Inc. (a)	611,682	11,187,664
Viasat, Inc. (a) (b)	644,071	8,179,702

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	1,912,199	$13,136,807
		84,009,139
CONSTRUCTION & ENGINEERING — 1.2%
Arcosa, Inc.	416,148	34,710,905
Dycom Industries, Inc. (a)	249,208	42,056,342
Granite Construction, Inc.	378,162	23,434,699
MYR Group, Inc. (a)	143,637	19,492,977
		119,694,923
CONSUMER FINANCE — 0.8%
Bread Financial Holdings, Inc.	424,708	18,924,988
Encore Capital Group, Inc. (a) (b)	202,912	8,467,518
Enova International, Inc. (a)	232,340	14,463,165
EZCORP, Inc. Class A (a)	434,969	4,554,125
Green Dot Corp. Class A (a)	392,470	3,708,842
Navient Corp.	689,702	10,042,061
PRA Group, Inc. (a)	337,054	6,626,482
PROG Holdings, Inc.	369,794	12,824,456
World Acceptance Corp. (a) (b)	29,271	3,617,310
		83,228,947
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	272,164	13,499,334
Chefs' Warehouse, Inc. (a)	303,208	11,858,465
Grocery Outlet Holding Corp. (a) (b)	855,350	18,920,342
PriceSmart, Inc.	215,457	17,495,109
SpartanNash Co.	295,192	5,537,802
United Natural Foods, Inc. (a)	501,370	6,567,947
		73,878,999
CONTAINERS & PACKAGING — 0.6%
Myers Industries, Inc.	311,335	4,165,662
O-I Glass, Inc. (a)	1,333,831	14,845,539
Sealed Air Corp.	1,247,283	43,392,976
		62,404,177
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	322,145	21,973,510
Frontdoor, Inc. (a)	666,295	22,514,108
Mister Car Wash, Inc. (a) (b)	805,779	5,737,146
Perdoceo Education Corp.	561,899	12,035,877
Strategic Education, Inc.	187,802	20,782,169
Stride, Inc. (a)	342,213	24,126,017
		107,168,827
Diversified REITs — 0.8%
Alexander & Baldwin, Inc. REIT	621,833	10,546,288
Security Description	Shares	Value
American Assets Trust, Inc. REIT	417,287	$9,338,883
Armada Hoffler Properties, Inc. REIT	574,557	6,371,837
Essential Properties Realty Trust, Inc. REIT	1,501,573	41,608,588
Global Net Lease, Inc. REIT	1,673,596	12,300,930
		80,166,526
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cogent Communications Holdings, Inc. (b)	361,520	20,404,189
Consolidated Communications Holdings, Inc. (a)	653,640	2,876,016
Lumen Technologies, Inc. (a) (b)	8,694,443	9,563,887
Shenandoah Telecommunications Co. (b)	429,877	7,019,892
		39,863,984
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc. (b)	309,853	23,152,216
Otter Tail Corp. (b)	358,170	31,372,110
		54,524,326
ELECTRICAL EQUIPMENT — 0.8%
Encore Wire Corp. (b)	135,247	39,198,638
Powell Industries, Inc.	79,099	11,342,797
SunPower Corp. (a) (b)	737,119	2,181,872
Sunrun, Inc. (a) (b)	1,898,731	22,518,950
Vicor Corp. (a)	193,859	6,428,364
		81,670,621
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Advanced Energy Industries, Inc. (b)	320,690	34,878,244
Arlo Technologies, Inc. (a)	840,305	10,957,577
Badger Meter, Inc.	251,746	46,912,867
Benchmark Electronics, Inc.	308,738	12,182,802
CTS Corp.	261,845	13,257,212
ePlus, Inc. (a) (b)	228,268	16,818,786
Fabrinet (a)	309,644	75,797,755
Insight Enterprises, Inc. (a) (b)	237,014	47,014,097
Itron, Inc. (a)	392,862	38,877,624
Knowles Corp. (a)	768,729	13,268,263
OSI Systems, Inc. (a)	134,353	18,476,225
PC Connection, Inc.	97,142	6,236,516
Plexus Corp. (a)	234,572	24,203,139
Rogers Corp. (a)	143,878	17,353,126
Sanmina Corp. (a)	474,989	31,468,021
ScanSource, Inc. (a) (b)	211,669	9,379,053
TTM Technologies, Inc. (a)	871,761	16,938,316
		434,019,623

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.5%
Archrock, Inc.	1,178,004	$23,819,241
Bristow Group, Inc. (a)	206,721	6,931,355
Cactus, Inc. Class A (b)	562,850	29,684,709
Core Laboratories, Inc. (b)	401,694	8,150,371
Dril-Quip, Inc. (a)	294,787	5,483,038
Helix Energy Solutions Group, Inc. (a)	1,227,527	14,656,672
Helmerich & Payne, Inc. (b)	845,619	30,560,671
Liberty Energy, Inc. (b)	1,299,053	27,137,217
Nabors Industries Ltd. (a) (b)	76,843	5,468,148
Oceaneering International, Inc. (a)	868,493	20,548,544
Patterson-UTI Energy, Inc.	2,649,459	27,448,395
ProPetro Holding Corp. (a) (b)	706,010	6,121,107
RPC, Inc. (b)	706,554	4,415,963
Tidewater, Inc. (a)	415,750	39,583,558
U.S. Silica Holdings, Inc. (a)	669,236	10,339,696
		260,348,685
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (a) (b)	913,980	19,760,248
Madison Square Garden Sports Corp. (a)	142,981	26,899,015
		46,659,263
FINANCIAL SERVICES — 2.2%
EVERTEC, Inc.	551,697	18,343,925
Jackson Financial, Inc. Class A	581,404	43,175,061
Mr Cooper Group, Inc. (a)	554,388	45,032,937
NCR Atleos Corp. (a)	586,815	15,855,742
NMI Holdings, Inc. Class A (a)	687,652	23,407,674
Payoneer Global, Inc. (a)	2,169,867	12,021,063
Radian Group, Inc.	1,289,817	40,113,309
Walker & Dunlop, Inc. (b)	288,836	28,363,695
		226,313,406
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	664,341	5,367,875
Calavo Growers, Inc. (b)	148,122	3,362,369
Cal-Maine Foods, Inc.	348,585	21,302,029
Fresh Del Monte Produce, Inc.	287,225	6,275,866
Hain Celestial Group, Inc. (a)	754,505	5,213,630
J & J Snack Foods Corp.	132,820	21,565,983
John B Sanfilippo & Son, Inc.	77,121	7,493,848
Simply Good Foods Co. (a)	779,430	28,160,806
Tootsie Roll Industries, Inc. (b)	148,194	4,530,291
TreeHouse Foods, Inc. (a)	410,004	15,022,547
WK Kellogg Co. (b)	566,437	9,323,553
		127,618,797
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	190,732	20,255,738
Security Description	Shares	Value
Northwest Natural Holding Co. (b)	326,828	$11,801,759
		32,057,497
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	200,737	21,494,918
Heartland Express, Inc. (b)	383,896	4,733,438
Hertz Global Holdings, Inc. (a)	1,126,400	3,976,192
Marten Transport Ltd.	494,780	9,128,691
RXO, Inc. (a) (b)	1,006,851	26,329,153
Werner Enterprises, Inc. (b)	543,190	19,462,498
		85,124,890
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Artivion, Inc. (a)	339,574	8,710,073
Avanos Medical, Inc. (a)	393,164	7,831,827
CONMED Corp. (b)	263,801	18,286,685
Embecta Corp. (b)	493,945	6,174,313
Glaukos Corp. (a)	431,434	51,060,214
ICU Medical, Inc. (a)	175,299	20,816,756
Inari Medical, Inc. (a) (b)	443,226	21,341,332
Integer Holdings Corp. (a) (b)	286,994	33,231,035
Integra LifeSciences Holdings Corp. (a)	587,200	17,111,008
LeMaitre Vascular, Inc.	171,091	14,077,368
Merit Medical Systems, Inc. (a) (b)	497,715	42,778,604
Omnicell, Inc. (a)	393,359	10,648,228
STAAR Surgical Co. (a)	420,704	20,029,717
Tandem Diabetes Care, Inc. (a)	553,274	22,291,410
UFP Technologies, Inc. (a)	60,458	15,953,052
Varex Imaging Corp. (a)	343,278	5,056,485
		315,398,107
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AdaptHealth Corp. (a)	669,114	6,691,140
Addus HomeCare Corp. (a)	151,299	17,567,327
AMN Healthcare Services, Inc. (a) (b)	325,478	16,674,238
Astrana Health, Inc. (a) (b)	362,515	14,703,608
CorVel Corp. (a)	77,616	19,735,420
Cross Country Healthcare, Inc. (a)	280,020	3,875,477
Enhabit, Inc. (a) (b)	417,892	3,727,597
Ensign Group, Inc.	483,676	59,825,884
Fulgent Genetics, Inc. (a)	169,177	3,319,253
National HealthCare Corp.	116,126	12,588,058
NeoGenomics, Inc. (a)	1,093,896	15,172,337
OmniAb, Inc. (a) (c)	84,362	—
Owens & Minor, Inc. (a)	627,802	8,475,327
Patterson Cos., Inc.	682,997	16,473,888
Pediatrix Medical Group, Inc. (a)	709,183	5,354,332
Premier, Inc. Class A	897,898	16,763,756

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Privia Health Group, Inc. (a)	889,170	$15,453,775
RadNet, Inc. (a)	569,581	33,559,712
Select Medical Holdings Corp.	913,338	32,021,630
U.S. Physical Therapy, Inc.	129,062	11,927,910
		313,910,669
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	1,216,899	30,544,165
Community Healthcare Trust, Inc. REIT	205,186	4,799,301
LTC Properties, Inc. REIT (b)	367,951	12,694,309
Medical Properties Trust, Inc. REIT (b)	5,142,031	22,162,154
Universal Health Realty Income Trust REIT	108,988	4,265,790
		74,465,719
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a) (b)	923,055	12,784,312
HealthStream, Inc.	201,912	5,633,345
Schrodinger, Inc. (a) (b)	473,339	9,154,376
Simulations Plus, Inc. (b)	136,935	6,657,780
		34,229,813
HOTEL & RESORT REITs — 1.0%
Apple Hospitality REIT, Inc.	1,930,571	28,070,502
DiamondRock Hospitality Co. REIT	1,799,295	15,204,043
Pebblebrook Hotel Trust REIT (b)	1,032,200	14,192,750
Service Properties Trust REIT	1,419,860	7,298,081
Summit Hotel Properties, Inc. REIT	909,212	5,446,180
Sunstone Hotel Investors, Inc. REIT (b)	1,744,603	18,248,547
Xenia Hotels & Resorts, Inc. REIT	873,364	12,515,306
		100,975,409
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc. (a) (b)	200,297	6,950,306
Bloomin' Brands, Inc.	740,709	14,243,834
Brinker International, Inc. (a) (b)	381,063	27,585,151
Cheesecake Factory, Inc. (b)	401,591	15,778,510
Chuy's Holdings, Inc. (a)	147,616	3,826,207
Cracker Barrel Old Country Store, Inc. (b)	190,141	8,016,344
Dave & Buster's Entertainment, Inc. (a)	276,267	10,998,189
Dine Brands Global, Inc. (b)	131,948	4,776,518
Golden Entertainment, Inc.	182,508	5,677,824
Jack in the Box, Inc. (b)	166,064	8,459,300
Monarch Casino & Resort, Inc.	112,324	7,652,634
Papa John's International, Inc. (b)	282,382	13,266,306
Security Description	Shares	Value
Penn Entertainment, Inc. (a)	1,280,090	$24,776,142
Sabre Corp. (a) (b)	3,271,516	8,734,948
Shake Shack, Inc. Class A (a)	322,483	29,023,470
Six Flags Entertainment Corp. (b)	620,733	20,571,092
		210,336,775
HOUSEHOLD DURABLES — 3.0%
Cavco Industries, Inc. (a)	66,532	23,031,382
Century Communities, Inc.	242,341	19,789,566
Ethan Allen Interiors, Inc.	195,863	5,462,619
Green Brick Partners, Inc. (a)	215,498	12,335,106
Installed Building Products, Inc. (b)	201,071	41,356,283
La-Z-Boy, Inc.	365,234	13,615,924
Leggett & Platt, Inc. (b)	1,148,160	13,157,914
LGI Homes, Inc. (a)	175,656	15,719,455
M/I Homes, Inc. (a)	237,671	29,029,136
Meritage Homes Corp.	311,083	50,348,784
Newell Brands, Inc.	3,271,930	20,973,071
Sonos, Inc. (a)	1,052,749	15,538,575
Tri Pointe Homes, Inc. (a)	812,654	30,271,362
Worthington Enterprises, Inc.	262,046	12,402,637
		303,031,814
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. Class A (a)	464,011	15,326,283
Central Garden & Pet Co. (a) (b)	81,651	3,143,564
Energizer Holdings, Inc.	571,902	16,893,985
WD-40 Co. (b)	116,106	25,501,522
		60,865,354
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Clearway Energy, Inc. Class A	296,524	6,719,234
Clearway Energy, Inc. Class C	706,273	17,437,880
		24,157,114
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT	242,690	26,506,602
LXP Industrial Trust REIT	2,521,016	22,991,666
		49,498,268
INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)	379,051	4,859,434
AMERISAFE, Inc.	163,859	7,191,772
Assured Guaranty Ltd.	442,799	34,161,943
Employers Holdings, Inc.	217,088	9,254,461
Genworth Financial, Inc. Class A (a)	3,749,397	22,646,358

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Goosehead Insurance, Inc. Class A (a) (b)	217,528	$12,494,808
HCI Group, Inc.	60,396	5,566,699
Horace Mann Educators Corp.	350,924	11,447,141
Lincoln National Corp. (b)	1,456,375	45,293,262
Mercury General Corp.	227,703	12,100,137
Palomar Holdings, Inc. (a)	213,510	17,326,337
ProAssurance Corp. (a)	436,912	5,339,065
Safety Insurance Group, Inc.	127,092	9,535,713
SiriusPoint Ltd. (a) (b)	780,055	9,516,671
Stewart Information Services Corp. (b)	236,236	14,665,531
Trupanion, Inc. (a)	309,533	9,100,270
United Fire Group, Inc.	177,191	3,807,835
		234,307,437
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	672,368	17,616,042
Cars.com, Inc. (a)	526,651	10,375,025
IAC, Inc. (a) (b)	598,482	28,038,882
QuinStreet, Inc. (a)	449,789	7,461,999
Shutterstock, Inc. (b)	205,687	7,960,087
TripAdvisor, Inc. (a)	931,752	16,594,503
Yelp, Inc. (a)	577,870	21,352,296
		109,398,834
IT SERVICES — 0.7%
DigitalOcean Holdings, Inc. (a) (b)	451,588	15,692,683
DXC Technology Co. (a) (b)	1,532,522	29,255,845
Perficient, Inc. (a)	301,142	22,522,410
		67,470,938
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Sturm Ruger & Co., Inc. (b)	149,089	6,209,557
Topgolf Callaway Brands Corp. (a)	1,210,729	18,524,154
Vista Outdoor, Inc. (a) (b)	498,496	18,768,374
		43,502,085
LIFE SCIENCES TOOLS & SERVICES — 0.3%
BioLife Solutions, Inc. (a) (b)	315,444	6,759,965
Cytek Biosciences, Inc. (a) (b)	820,863	4,580,416
Fortrea Holdings, Inc. (a) (b)	765,758	17,872,792
Mesa Laboratories, Inc.	42,742	3,708,723
		32,921,896
MACHINERY — 4.7%
3D Systems Corp. (a) (b)	1,142,962	3,508,893
Alamo Group, Inc.	88,814	15,364,822
Albany International Corp. Class A	267,205	22,565,462
Astec Industries, Inc.	194,993	5,783,492
Barnes Group, Inc.	434,333	17,985,730
Enerpac Tool Group Corp.	464,679	17,741,444
Enpro, Inc.	179,460	26,123,992
Security Description	Shares	Value
ESCO Technologies, Inc.	220,592	$23,170,984
Federal Signal Corp.	523,418	43,794,384
Franklin Electric Co., Inc.	339,406	32,691,586
Greenbrier Cos., Inc. (b)	266,671	13,213,548
Hillenbrand, Inc. (b)	601,269	24,062,785
John Bean Technologies Corp. (b)	272,620	25,890,721
Kennametal, Inc.	673,801	15,861,276
Lindsay Corp. (b)	94,502	11,612,406
Mueller Industries, Inc. (b)	973,057	55,405,866
Proto Labs, Inc. (a)	216,812	6,697,323
SPX Technologies, Inc. (a)	396,036	56,292,557
Standex International Corp.	101,548	16,364,460
Tennant Co.	162,842	16,030,166
Titan International, Inc. (a)	423,041	3,134,734
Trinity Industries, Inc.	700,993	20,973,711
Wabash National Corp.	385,600	8,421,504
		482,691,846
MARINE — 0.4%
Matson, Inc.	292,698	38,334,657
MEDIA — 0.7%
AMC Networks, Inc. Class A (a) (b)	255,042	2,463,706
Cable One, Inc. (b)	39,012	13,810,248
EchoStar Corp. Class A (a)	1,032,544	18,389,609
John Wiley & Sons, Inc. Class A	360,309	14,664,576
Scholastic Corp.	218,042	7,733,950
TechTarget, Inc. (a) (b)	219,136	6,830,469
Thryv Holdings, Inc. (a)	272,339	4,853,081
		68,745,639
METALS & MINING — 2.5%
Alpha Metallurgical Resources, Inc.	99,194	27,826,893
Arch Resources, Inc.	155,129	23,615,288
ATI, Inc. (a) (b)	1,065,883	59,103,212
Carpenter Technology Corp.	424,891	46,559,556
Century Aluminum Co. (a)	444,665	7,448,139
Compass Minerals International, Inc. (b)	281,262	2,905,436
Ferroglobe PLC (a) (c)	5,429	—
Haynes International, Inc.	108,804	6,386,795
Kaiser Aluminum Corp.	136,353	11,985,429
Materion Corp.	177,587	19,202,482
Metallus, Inc. (a)	334,407	6,778,430
Olympic Steel, Inc. (b)	81,632	3,659,562
SunCoke Energy, Inc.	720,184	7,057,803
Warrior Met Coal, Inc.	447,957	28,118,261
Worthington Steel, Inc.	263,242	8,781,753
		259,429,039

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.6%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,120,314	$10,967,874
Arbor Realty Trust, Inc. REIT (b)	1,614,781	23,172,107
ARMOUR Residential REIT, Inc. (b)	417,574	8,092,584
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,486,816	25,900,335
Ellington Financial, Inc. REIT (b)	703,013	8,492,397
Franklin BSP Realty Trust, Inc. REIT	701,230	8,835,498
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	974,078	28,832,709
KKR Real Estate Finance Trust, Inc. REIT	487,676	4,413,468
New York Mortgage Trust, Inc. REIT (b)	781,431	4,563,557
PennyMac Mortgage Investment Trust REIT (b)	743,865	10,228,144
Ready Capital Corp. REIT (b)	1,330,812	10,886,042
Redwood Trust, Inc. REIT (b)	1,131,980	7,346,550
Two Harbors Investment Corp. REIT	886,456	11,710,084
		163,441,349
MULTI-UTILITIES — 0.3%
Avista Corp.	669,727	23,179,252
Unitil Corp.	138,541	7,175,038
		30,354,290
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,475,623	6,610,791
Douglas Emmett, Inc. REIT (b)	1,433,702	19,082,574
Easterly Government Properties, Inc. REIT (b)	882,220	10,913,061
Highwoods Properties, Inc. REIT	907,907	23,850,717
Hudson Pacific Properties, Inc. REIT (b)	1,086,678	5,226,921
JBG SMITH Properties REIT	716,382	10,910,498
SL Green Realty Corp. REIT (b)	555,083	31,439,901
		108,034,463
OIL, GAS & CONSUMABLE FUELS — 2.7%
California Resources Corp.	549,629	29,251,255
Comstock Resources, Inc. (b)	820,147	8,513,126
CONSOL Energy, Inc. (a)	226,508	23,110,611
CVR Energy, Inc. (b)	249,676	6,683,826
Dorian LPG Ltd.	292,083	12,255,803
Green Plains, Inc. (a)	553,529	8,778,970
Magnolia Oil & Gas Corp. Class A (b)	1,549,828	39,272,641
Security Description	Shares	Value
Northern Oil & Gas, Inc. (b)	784,008	$29,141,577
Par Pacific Holdings, Inc. (a)	456,623	11,529,731
Peabody Energy Corp. (b)	905,131	20,021,498
REX American Resources Corp. (a)	130,448	5,947,124
SM Energy Co.	985,397	42,598,712
Talos Energy, Inc. (a)	1,339,091	16,269,956
Vital Energy, Inc. (a)	218,919	9,811,950
World Kinect Corp. (b)	513,407	13,245,901
		276,432,681
PERSONAL CARE PRODUCTS — 0.4%
Edgewell Personal Care Co.	424,479	17,059,811
Inter Parfums, Inc.	153,579	17,819,771
Nu Skin Enterprises, Inc. Class A	425,466	4,484,412
USANA Health Sciences, Inc. (a)	92,377	4,179,136
		43,543,130
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	142,907	6,926,702
Mercer International, Inc.	383,452	3,274,680
Sylvamo Corp. (b)	299,451	20,542,339
		30,743,721
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a) (b)	326,762	13,070,480
ANI Pharmaceuticals, Inc. (a)	131,296	8,360,929
Collegium Pharmaceutical, Inc. (a) (b)	280,245	9,023,889
Corcept Therapeutics, Inc. (a)	784,738	25,496,138
Harmony Biosciences Holdings, Inc. (a) (b)	272,424	8,219,032
Innoviva, Inc. (a)	470,708	7,719,611
Ligand Pharmaceuticals, Inc. (a)	145,021	12,219,469
Organon & Co.	2,202,839	45,598,767
Pacira BioSciences, Inc. (a) (b)	398,695	11,406,664
Phibro Animal Health Corp. Class A	168,439	2,824,722
Prestige Consumer Healthcare, Inc. (a)	427,553	29,437,024
Supernus Pharmaceuticals, Inc. (a)	470,938	12,597,592
		185,974,317
PROFESSIONAL SERVICES — 1.5%
CSG Systems International, Inc.	243,564	10,027,530
Heidrick & Struggles International, Inc.	170,306	5,378,264
Kelly Services, Inc. Class A	270,974	5,801,553
Korn Ferry	446,960	30,008,894

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
NV5 Global, Inc. (a)	110,599	$10,282,389
Robert Half, Inc.	885,490	56,653,650
Verra Mobility Corp. (a)	1,426,427	38,798,815
		156,951,095
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	1,687,261	17,547,515
eXp World Holdings, Inc. (b)	663,190	7,484,099
Kennedy-Wilson Holdings, Inc.	1,001,342	9,733,044
Marcus & Millichap, Inc.	201,998	6,366,977
St. Joe Co.	305,102	16,689,079
		57,820,714
RESIDENTIAL REITs — 0.4%
Centerspace REIT	127,768	8,640,950
Elme Communities REIT	753,858	12,008,958
NexPoint Residential Trust, Inc. REIT	195,695	7,731,909
Veris Residential, Inc. REIT	689,528	10,342,920
		38,724,737
RETAIL REITs — 1.8%
Acadia Realty Trust REIT	883,823	15,838,108
Getty Realty Corp. REIT	420,620	11,213,729
Macerich Co. REIT	1,848,029	28,533,568
Phillips Edison & Co., Inc. REIT	1,048,414	34,293,622
Retail Opportunity Investments Corp. REIT	1,091,722	13,570,104
Saul Centers, Inc. REIT	108,084	3,974,249
SITE Centers Corp. REIT	1,543,572	22,381,794
Tanger, Inc. REIT	936,707	25,394,127
Urban Edge Properties REIT	1,017,761	18,798,046
Whitestone REIT	406,556	5,411,260
		179,408,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Alpha & Omega Semiconductor Ltd. (a)	199,109	7,440,703
Axcelis Technologies, Inc. (a)	278,609	39,615,414
CEVA, Inc. (a)	196,529	3,791,045
Cohu, Inc. (a)	403,292	13,348,965
Diodes, Inc. (a)	395,112	28,420,406
FormFactor, Inc. (a)	661,056	40,013,720
Ichor Holdings Ltd. (a) (b)	286,726	11,053,287
Kulicke & Soffa Industries, Inc.	475,126	23,371,448
MaxLinear, Inc. (a)	647,457	13,039,784
PDF Solutions, Inc. (a)	263,211	9,575,616
Photronics, Inc. (a)	542,712	13,388,705
Semtech Corp. (a) (b)	552,991	16,523,371
SiTime Corp. (a)	150,886	18,767,201
SMART Global Holdings, Inc. (a) (b)	447,928	10,244,113
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a) (b)	490,831	$12,398,391
Ultra Clean Holdings, Inc. (a)	384,678	18,849,222
Veeco Instruments, Inc. (a)	485,161	22,661,870
		302,503,261
SOFTWARE — 4.0%
A10 Networks, Inc.	599,467	8,302,618
ACI Worldwide, Inc. (a)	903,140	35,755,313
Adeia, Inc.	929,460	10,396,010
Agilysys, Inc. (a)	172,941	18,010,076
Alarm.com Holdings, Inc. (a)	429,872	27,314,067
BlackLine, Inc. (a) (b)	439,470	21,292,322
Box, Inc. Class A (a)	1,236,487	32,692,716
DoubleVerify Holdings, Inc. (a)	1,206,706	23,494,566
Envestnet, Inc. (a)	429,546	26,885,284
InterDigital, Inc. (b)	216,156	25,195,143
LiveRamp Holdings, Inc. (a)	566,895	17,539,731
Marathon Digital Holdings, Inc. (a) (b)	2,338,090	46,411,086
N-able, Inc. (a)	601,374	9,158,926
NCR Voyix Corp. (a)	1,171,140	14,463,579
Progress Software Corp. (b)	370,200	20,087,052
Sprinklr, Inc. Class A (a) (b)	1,026,278	9,872,794
SPS Commerce, Inc. (a)	317,186	59,681,718
		406,553,001
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	787,910	19,437,740
Outfront Media, Inc. REIT	1,250,436	17,881,235
Safehold, Inc. REIT (b)	385,528	7,436,835
Uniti Group, Inc. REIT (b)	2,021,045	5,901,451
		50,657,261
SPECIALTY RETAIL — 4.6%
Abercrombie & Fitch Co. Class A (a)	437,689	77,838,612
Academy Sports & Outdoors, Inc. (b)	632,080	33,658,260
Advance Auto Parts, Inc. (b)	510,639	32,338,768
American Eagle Outfitters, Inc. (b)	1,584,159	31,619,814
Asbury Automotive Group, Inc. (a) (b)	172,785	39,372,518
Boot Barn Holdings, Inc. (a) (b)	260,357	33,567,828
Buckle, Inc. (b)	253,329	9,357,973
Caleres, Inc. (b)	283,254	9,517,334
Designer Brands, Inc. Class A (b)	377,449	2,577,977
Foot Locker, Inc.	704,185	17,548,290
Group 1 Automotive, Inc. (b)	113,186	33,647,934
Guess?, Inc.	233,530	4,764,012
Haverty Furniture Cos., Inc.	114,025	2,883,692
Hibbett, Inc. (b)	101,152	8,821,466
Leslie's, Inc. (a) (b)	1,582,489	6,630,629
MarineMax, Inc. (a) (b)	173,792	5,625,647

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Monro, Inc.	256,178	$6,112,407
National Vision Holdings, Inc. (a)	672,959	8,809,033
ODP Corp. (a)	273,691	10,747,846
Sally Beauty Holdings, Inc. (a)	886,690	9,514,184
Shoe Carnival, Inc. (b)	150,633	5,556,851
Signet Jewelers Ltd. (b)	382,542	34,268,112
Sonic Automotive, Inc. Class A (b)	127,323	6,935,284
Upbound Group, Inc.	383,685	11,779,130
Urban Outfitters, Inc. (a)	485,782	19,941,351
Victoria's Secret & Co. (a) (b)	670,637	11,850,156
		475,285,108
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a)	377,953	4,172,601
Xerox Holdings Corp. (b)	978,771	11,373,319
		15,545,920
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
G-III Apparel Group Ltd. (a)	342,775	9,278,919
Hanesbrands, Inc. (a) (b)	3,011,353	14,845,970
Kontoor Brands, Inc. (b)	425,605	28,153,771
Movado Group, Inc. (b)	136,268	3,387,623
Oxford Industries, Inc. (b)	125,907	12,609,586
Steven Madden Ltd. (b)	590,850	24,992,955
VF Corp. (b)	2,830,852	38,216,502
Wolverine World Wide, Inc. (b)	684,631	9,256,211
		140,741,537
TOBACCO — 0.2%
Universal Corp.	210,501	10,144,043
Vector Group Ltd.	1,146,113	12,114,415
		22,258,458
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	887,199	42,168,569
Boise Cascade Co.	338,118	40,310,428
DNOW, Inc. (a)	914,860	12,561,028
DXP Enterprises, Inc. (a)	111,842	5,126,837
GMS, Inc. (a)	341,185	27,502,923
Rush Enterprises, Inc. Class A	530,214	22,200,060
		149,869,845
WATER UTILITIES — 0.7%
American States Water Co.	318,877	23,140,904
California Water Service Group	494,690	23,987,518
Middlesex Water Co.	152,721	7,981,199
Security Description	Shares	Value
SJW Group	251,286	$13,624,727
		68,734,348
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	522,599	5,027,402
Telephone & Data Systems, Inc.	844,387	17,504,143
		22,531,545
TOTAL COMMON STOCKS (Cost $9,449,877,140)		10,203,893,561

SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	6,698,607	6,700,617
State Street Navigator Securities Lending Portfolio II (f) (g)	751,498,526	751,498,526
TOTAL SHORT-TERM INVESTMENTS (Cost $758,198,806)		758,199,143
TOTAL INVESTMENTS — 107.2% (Cost $10,208,075,946)		10,962,092,704
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(740,329,023)
NET ASSETS — 100.0%		$10,221,763,681
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	83	09/20/2024	$8,581,554	$8,569,750	$(11,804)

During the year ended June 30, 2024, the average notional value related to futures contracts was $8,986,851.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,203,890,209	$3,352	$0(a)	$10,203,893,561
Short-Term Investments	758,199,143	—	—	758,199,143
TOTAL INVESTMENTS	$10,962,089,352	$3,352	$0	$10,962,092,704
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(11,804)	$—	$—	$(11,804)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(11,804)	$—	$—	$(11,804)
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,663,221	$4,664,154	$436,536,581	$434,498,483	$(1,972)	$337	6,698,607	$6,700,617	$562,540
State Street Navigator Securities Lending Portfolio II	658,928,677	658,928,677	3,516,775,855	3,424,206,006	—	—	751,498,526	751,498,526	3,193,213
Total		$663,592,831	$3,953,312,436	$3,858,704,489	$(1,972)	$337		$758,199,143	$3,755,753
See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	5,922	$430,529
AeroVironment, Inc. (a)	3,628	660,876
Axon Enterprise, Inc. (a)	12,153	3,575,899
Boeing Co. (a)	98,382	17,906,508
BWX Technologies, Inc.	15,836	1,504,420
Curtiss-Wright Corp.	6,623	1,794,701
General Dynamics Corp.	39,001	11,315,750
Hexcel Corp.	14,892	930,005
Howmet Aerospace, Inc.	67,651	5,251,747
Huntington Ingalls Industries, Inc.	7,306	1,799,687
L3Harris Technologies, Inc.	32,678	7,338,825
Lockheed Martin Corp.	38,006	17,752,603
Mercury Systems, Inc. (a)	9,295	250,872
Moog, Inc. Class A	5,094	852,226
National Presto Industries, Inc.	108	8,114
Northrop Grumman Corp.	24,540	10,698,213
RTX Corp.	228,964	22,985,696
Textron, Inc.	34,174	2,934,180
TransDigm Group, Inc.	9,591	12,253,557
Triumph Group, Inc. (a)	11,531	177,693
Woodward, Inc.	10,020	1,747,288
		122,169,389
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	20,142	1,774,913
Expeditors International of Washington, Inc.	25,572	3,191,130
FedEx Corp.	39,958	11,981,007
Forward Air Corp. (b)	4,972	94,667
GXO Logistics, Inc. (a)	20,479	1,034,189
Hub Group, Inc. Class A	11,444	492,664
United Parcel Service, Inc. Class B	124,752	17,072,311
		35,640,881
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	21,684	876,034
Allegiant Travel Co. (b)	2,361	118,593
American Airlines Group, Inc. (a) (b)	106,992	1,212,219
Delta Air Lines, Inc.	109,754	5,206,730
JetBlue Airways Corp. (a) (b)	52,462	319,494
SkyWest, Inc. (a)	8,650	709,905
Southwest Airlines Co. (b)	100,066	2,862,888
Sun Country Airlines Holdings, Inc. (a)	903	11,342
United Airlines Holdings, Inc. (a)	52,513	2,555,282
		13,872,487
AUTO COMPONENTS — 0.2%
Adient PLC (a)	15,414	380,880
American Axle & Manufacturing Holdings, Inc. (a)	16,427	114,825
Aptiv PLC (a)	48,828	3,438,468
Security Description	Shares	Value
Autoliv, Inc.	13,425	$1,436,341
BorgWarner, Inc.	41,672	1,343,505
Dana, Inc. (b)	26,175	317,241
Dorman Products, Inc. (a)	5,120	468,378
Fox Factory Holding Corp. (a) (b)	6,434	310,054
Gentex Corp.	42,389	1,428,933
Gentherm, Inc. (a)	5,553	273,874
Goodyear Tire & Rubber Co. (a)	48,448	549,885
LCI Industries (b)	4,664	482,164
Lear Corp.	9,738	1,112,177
Patrick Industries, Inc. (b)	3,289	357,021
Phinia, Inc.	8,301	326,727
Standard Motor Products, Inc.	2,729	75,675
Visteon Corp. (a)	4,955	528,699
XPEL, Inc. (a) (b)	2,400	85,344
		13,030,191
AUTOMOBILES — 1.3%
Ford Motor Co.	671,953	8,426,291
General Motors Co.	199,141	9,252,091
Harley-Davidson, Inc. (b)	21,793	730,937
Tesla, Inc. (a)	476,673	94,324,053
Thor Industries, Inc. (b)	9,335	872,356
Winnebago Industries, Inc. (b)	5,697	308,777
		113,914,505
BANKS — 4.2%
Ameris Bancorp	9,693	488,043
Associated Banc-Corp.	27,354	578,537
Atlantic Union Bankshares Corp. (b)	13,052	428,758
Axos Financial, Inc. (a)	9,514	543,725
Banc of California, Inc.	22,939	293,160
BancFirst Corp.	3,019	264,766
Bancorp, Inc. (a)	9,099	343,578
Bank of America Corp.	1,185,727	47,156,363
Bank of Hawaii Corp. (b)	7,207	412,312
Bank of New York Mellon Corp.	132,390	7,928,837
Bank OZK	20,717	849,397
BankUnited, Inc.	15,540	454,856
Banner Corp.	5,470	271,531
Berkshire Hills Bancorp, Inc.	7,768	177,110
Brookline Bancorp, Inc.	14,697	122,720
Cadence Bank (b)	30,051	849,842
Capitol Federal Financial, Inc.	22,613	124,145
Cathay General Bancorp	12,900	486,588
Central Pacific Financial Corp.	5,764	122,197
Citigroup, Inc.	331,723	21,051,142
Citizens Financial Group, Inc.	80,287	2,892,741
City Holding Co. (b)	2,908	308,975
Columbia Banking System, Inc.	33,432	664,962
Comerica, Inc.	23,987	1,224,297
Commerce Bancshares, Inc.	21,172	1,180,974
Community Financial System, Inc.	9,320	439,997
Cullen/Frost Bankers, Inc.	10,058	1,022,195
Customers Bancorp, Inc. (a)	5,825	279,484

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CVB Financial Corp.	21,447	$369,746
Dime Community Bancshares, Inc.	5,717	116,627
Eagle Bancorp, Inc.	5,926	112,001
East West Bancorp, Inc.	24,647	1,804,900
FB Financial Corp.	3,567	139,220
Fifth Third Bancorp	117,343	4,281,846
First BanCorp (c)	37,067	677,955
First Bancorp/Southern Pines NC (c)	1,899	60,616
First Commonwealth Financial Corp.	17,524	242,006
First Financial Bancorp	15,390	341,966
First Financial Bankshares, Inc. (b)	24,067	710,699
First Hawaiian, Inc.	22,908	475,570
First Horizon Corp.	84,428	1,331,430
FNB Corp.	57,405	785,300
Fulton Financial Corp.	28,908	490,858
Glacier Bancorp, Inc. (b)	15,811	590,067
Goldman Sachs Group, Inc.	56,217	25,428,073
Hancock Whitney Corp.	15,812	756,288
Hanmi Financial Corp.	5,824	97,377
Heritage Financial Corp.	5,718	103,096
Hilltop Holdings, Inc.	10,258	320,870
Home BancShares, Inc.	27,854	667,382
Hope Bancorp, Inc.	23,082	247,901
Huntington Bancshares, Inc.	251,791	3,318,605
Independent Bank Corp.	6,533	331,354
Independent Bank Group, Inc.	6,060	275,851
International Bancshares Corp.	9,563	547,099
JPMorgan Chase & Co.	494,009	99,918,260
KeyCorp	166,116	2,360,508
Lakeland Financial Corp. (b)	4,468	274,871
M&T Bank Corp.	28,589	4,327,231
Morgan Stanley	217,579	21,146,503
National Bank Holdings Corp. Class A	6,130	239,377
NBT Bancorp, Inc.	8,547	329,914
New York Community Bancorp, Inc. (b)	118,136	380,398
Northern Trust Corp.	35,834	3,009,339
Northwest Bancshares, Inc.	19,469	224,867
OFG Bancorp	8,182	306,416
Old National Bancorp	49,619	852,951
Pacific Premier Bancorp, Inc.	16,882	387,780
Park National Corp.	2,519	358,554
Pathward Financial, Inc.	5,878	332,518
Pinnacle Financial Partners, Inc.	12,760	1,021,310
PNC Financial Services Group, Inc.	68,758	10,690,494
Preferred Bank (b)	2,469	186,385
Prosperity Bancshares, Inc.	15,761	963,628
Provident Financial Services, Inc.	12,382	177,682
Regions Financial Corp.	166,515	3,336,961
Renasant Corp.	9,920	302,957
Security Description	Shares	Value
S&T Bancorp, Inc.	6,619	$221,008
Seacoast Banking Corp. of Florida (b)	7,713	182,335
ServisFirst Bancshares, Inc. (b)	8,129	513,672
Simmons First National Corp. Class A	19,987	351,371
Southside Bancshares, Inc.	5,694	157,211
SouthState Corp.	13,125	1,003,013
State Street Corp. (d)	54,943	4,065,782
Stellar Bancorp, Inc.	4,348	99,830
Synovus Financial Corp. (b)	25,850	1,038,912
Texas Capital Bancshares, Inc. (a)	8,639	528,188
Tompkins Financial Corp.	2,191	107,140
Triumph Financial, Inc. (a)	3,419	279,503
Truist Financial Corp.	231,405	8,990,084
TrustCo Bank Corp.	3,295	94,797
Trustmark Corp.	11,397	342,366
U.S. Bancorp	268,707	10,667,668
UMB Financial Corp. (b)	6,316	526,881
United Bankshares, Inc.	19,727	639,944
United Community Banks, Inc.	14,037	357,382
Valley National Bancorp	68,409	477,495
Veritex Holdings, Inc.	6,581	138,793
WaFd, Inc.	13,213	377,628
Webster Financial Corp.	31,645	1,379,406
Wells Fargo & Co.	599,947	35,630,852
Westamerica BanCorp	3,826	185,676
Wintrust Financial Corp.	9,572	943,416
WSFS Financial Corp.	8,894	418,018
Zions Bancorp NA	27,623	1,198,010
		357,631,220
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	1,795	547,565
Brown-Forman Corp. Class B	31,645	1,366,748
Celsius Holdings, Inc. (a) (b)	25,603	1,461,675
Coca-Cola Co.	671,796	42,759,815
Coca-Cola Consolidated, Inc.	786	852,810
Constellation Brands, Inc. Class A	27,863	7,168,593
Keurig Dr Pepper, Inc.	173,656	5,800,110
MGP Ingredients, Inc. (b)	2,800	208,320
Molson Coors Beverage Co. Class B	32,981	1,676,424
Monster Beverage Corp. (a)	127,461	6,366,677
National Beverage Corp.	4,806	246,260
PepsiCo, Inc.	237,254	39,130,302
		107,585,299
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	304,687	52,259,914
Alkermes PLC (a)	28,706	691,815
Amgen, Inc.	92,421	28,876,941
Arcus Biosciences, Inc. (a)	8,133	123,866
Arrowhead Pharmaceuticals, Inc. (a) (b)	16,864	438,295

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Biogen, Inc. (a)	25,063	$5,810,105
BioMarin Pharmaceutical, Inc. (a)	32,639	2,687,169
Catalyst Pharmaceuticals, Inc. (a)	16,604	257,196
Cytokinetics, Inc. (a) (b)	18,999	1,029,366
Dynavax Technologies Corp. (a) (b)	19,573	219,805
Exelixis, Inc. (a)	54,137	1,216,458
Gilead Sciences, Inc.	215,661	14,796,501
Halozyme Therapeutics, Inc. (a)	22,425	1,174,173
Incyte Corp. (a)	31,950	1,936,809
Ironwood Pharmaceuticals, Inc. (a) (b)	23,617	153,983
Krystal Biotech, Inc. (a)	4,306	790,754
Moderna, Inc. (a)	57,127	6,783,831
Myriad Genetics, Inc. (a)	14,035	343,296
Neurocrine Biosciences, Inc. (a)	16,136	2,221,443
Regeneron Pharmaceuticals, Inc. (a)	18,464	19,406,218
REGENXBIO, Inc. (a)	6,118	71,581
Roivant Sciences Ltd. (a) (b)	58,275	615,967
Sarepta Therapeutics, Inc. (a)	16,148	2,551,384
United Therapeutics Corp. (a)	7,711	2,456,339
Vericel Corp. (a)	8,182	375,390
Vertex Pharmaceuticals, Inc. (a)	44,463	20,840,697
Vir Biotechnology, Inc. (a)	12,835	114,232
Xencor, Inc. (a)	9,897	187,350
		168,430,878
BROADLINE RETAIL — 3.7%
Amazon.com, Inc. (a)	1,577,095	304,773,609
eBay, Inc.	91,019	4,889,541
Etsy, Inc. (a)	21,068	1,242,591
Kohl's Corp. (b)	19,092	438,925
Macy's, Inc.	53,126	1,020,019
Nordstrom, Inc. (b)	18,754	397,960
Ollie's Bargain Outlet Holdings, Inc. (a)	9,432	925,939
		313,688,584
BUILDING PRODUCTS — 0.7%
A O Smith Corp.	21,107	1,726,130
AAON, Inc. (b)	9,979	870,568
Advanced Drainage Systems, Inc.	11,015	1,766,696
Allegion PLC	15,660	1,850,229
American Woodmark Corp. (a)	2,848	223,853
Apogee Enterprises, Inc.	5,441	341,885
Armstrong World Industries, Inc.	7,638	864,927
AZZ, Inc.	5,414	418,232
Builders FirstSource, Inc. (a)	21,182	2,931,801
Carlisle Cos., Inc.	8,419	3,411,463
Carrier Global Corp.	144,604	9,121,620
Fortune Brands Innovations, Inc.	21,675	1,407,575
Gibraltar Industries, Inc. (a)	5,538	379,630
Griffon Corp.	8,459	540,192
Security Description	Shares	Value
Hayward Holdings, Inc. (a) (b)	21,624	$265,975
Insteel Industries, Inc.	2,941	91,053
Johnson Controls International PLC	117,419	7,804,841
Lennox International, Inc.	5,787	3,095,929
Masco Corp.	38,801	2,586,863
Masterbrand, Inc. (a)	23,900	350,852
Owens Corning	15,474	2,688,143
Quanex Building Products Corp.	5,707	157,799
Resideo Technologies, Inc. (a)	25,474	498,271
Simpson Manufacturing Co., Inc. (b)	7,263	1,224,033
Trane Technologies PLC	39,359	12,946,356
Trex Co., Inc. (a) (b)	20,101	1,489,886
UFP Industries, Inc.	10,652	1,193,024
		60,247,826
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	5,794	905,197
Ameriprise Financial, Inc.	17,774	7,592,875
Artisan Partners Asset Management, Inc. Class A (b)	11,830	488,224
B Riley Financial, Inc. (b)	2,947	51,985
BGC Group, Inc. Class A	66,620	552,946
BlackRock, Inc.	24,185	19,041,334
Blackstone, Inc.	122,490	15,164,262
Brightsphere Investment Group, Inc. (b)	4,852	107,569
Carlyle Group, Inc. (b)	37,224	1,494,544
Cboe Global Markets, Inc.	18,807	3,198,318
Charles Schwab Corp.	256,654	18,912,833
CME Group, Inc.	61,783	12,146,538
Cohen & Steers, Inc. (b)	4,454	323,182
Donnelley Financial Solutions, Inc. (a)	5,479	326,658
Evercore, Inc. Class A	6,396	1,333,118
FactSet Research Systems, Inc.	6,529	2,665,595
Federated Hermes, Inc.	16,289	535,582
Franklin Resources, Inc.	48,082	1,074,633
Houlihan Lokey, Inc.	8,838	1,191,893
Interactive Brokers Group, Inc. Class A	18,483	2,266,016
Intercontinental Exchange, Inc.	98,732	13,515,423
Invesco Ltd.	66,415	993,568
Janus Henderson Group PLC	26,083	879,258
Jefferies Financial Group, Inc. (b)	29,012	1,443,637
KKR & Co., Inc.	114,532	12,053,348
MarketAxess Holdings, Inc.	6,835	1,370,623
Moelis & Co. Class A (b)	11,430	649,910
Moody's Corp.	27,156	11,430,775
Morningstar, Inc.	4,570	1,352,034
MSCI, Inc.	13,618	6,560,471
Nasdaq, Inc.	60,396	3,639,463
Piper Sandler Cos.	2,504	576,346
PJT Partners, Inc. Class A (b)	3,846	415,022
Raymond James Financial, Inc.	32,097	3,967,510

See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
S&P Global, Inc.	55,791	$24,882,786
SEI Investments Co.	17,227	1,114,415
StepStone Group, Inc. Class A (b)	8,909	408,834
Stifel Financial Corp.	17,984	1,513,354
StoneX Group, Inc. (a)	4,318	325,189
T Rowe Price Group, Inc.	38,784	4,472,183
Virtu Financial, Inc. Class A	6,018	135,104
Virtus Investment Partners, Inc.	850	191,972
WisdomTree, Inc. (b)	20,412	202,283
		181,466,810
CHEMICALS — 1.5%
AdvanSix, Inc.	5,677	130,117
Air Products & Chemicals, Inc.	38,159	9,846,930
Albemarle Corp. (b)	20,533	1,961,312
Arcadium Lithium PLC (a) (b)	176,877	594,307
Ashland, Inc.	9,476	895,387
Avient Corp.	13,934	608,219
Axalta Coating Systems Ltd. (a)	38,375	1,311,274
Balchem Corp.	5,514	848,880
Cabot Corp. (b)	9,903	909,987
Celanese Corp.	17,361	2,341,825
CF Industries Holdings, Inc.	33,322	2,469,827
Chemours Co.	27,831	628,146
Corteva, Inc.	121,346	6,545,403
Dow, Inc.	121,354	6,437,830
DuPont de Nemours, Inc.	74,027	5,958,433
Eastman Chemical Co.	20,474	2,005,838
Ecolab, Inc.	42,991	10,231,858
FMC Corp. (b)	22,092	1,271,394
Hawkins, Inc.	3,807	346,437
HB Fuller Co.	9,224	709,879
Ingevity Corp. (a)	6,989	305,489
Innospec, Inc.	4,480	553,683
International Flavors & Fragrances, Inc.	42,495	4,045,949
Koppers Holdings, Inc.	3,019	111,673
Linde PLC	83,493	36,637,563
LyondellBasell Industries NV Class A	44,117	4,220,232
Mativ Holdings, Inc.	9,822	166,581
Minerals Technologies, Inc.	5,744	477,671
Mosaic Co.	59,493	1,719,348
NewMarket Corp.	1,137	586,203
Olin Corp. (b)	21,061	993,026
PPG Industries, Inc.	40,655	5,118,058
Quaker Chemical Corp.	2,361	400,662
RPM International, Inc.	22,823	2,457,581
Scotts Miracle-Gro Co. (b)	7,167	466,285
Sensient Technologies Corp.	7,516	557,612
Sherwin-Williams Co.	40,522	12,092,980
Stepan Co.	3,023	253,811
Westlake Corp.	5,880	851,542
		128,069,232
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	11,248	$568,811
Brady Corp. Class A	8,502	561,302
Brink's Co.	8,596	880,230
Cintas Corp.	14,968	10,481,492
Clean Harbors, Inc. (a)	8,524	1,927,703
Copart, Inc. (a)	149,947	8,121,129
CoreCivic, Inc. (a)	23,887	310,053
Deluxe Corp.	8,760	196,750
Enviri Corp. (a)	14,497	125,109
GEO Group, Inc. (a)	23,988	344,468
Healthcare Services Group, Inc. (a)	12,790	135,318
HNI Corp.	7,583	341,387
Interface, Inc.	11,521	169,128
Liquidity Services, Inc. (a)	4,670	93,307
Matthews International Corp. Class A	5,792	145,090
MillerKnoll, Inc.	11,192	296,476
MSA Safety, Inc.	5,878	1,103,242
OPENLANE, Inc. (a)	21,905	363,404
Pitney Bowes, Inc. (b)	29,696	150,856
RB Global, Inc. (b)	31,636	2,415,725
Republic Services, Inc.	36,095	7,014,702
Rollins, Inc.	48,518	2,367,193
Stericycle, Inc. (a)	15,595	906,537
Tetra Tech, Inc.	9,629	1,968,938
UniFirst Corp.	2,623	449,923
Veralto Corp.	37,866	3,615,067
Vestis Corp. (b)	22,703	277,658
Viad Corp. (a)	3,029	102,986
Waste Management, Inc.	63,547	13,557,117
		58,991,101
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	43,182	15,134,427
Calix, Inc. (a)	9,576	339,278
Ciena Corp. (a)	26,603	1,281,732
Cisco Systems, Inc.	697,688	33,147,157
Digi International, Inc. (a)	5,329	122,194
Extreme Networks, Inc. (a)	22,101	297,258
F5, Inc. (a)	10,674	1,838,383
Harmonic, Inc. (a)	22,219	261,518
Juniper Networks, Inc.	56,597	2,063,526
Lumentum Holdings, Inc. (a) (b)	13,067	665,372
Motorola Solutions, Inc.	28,895	11,154,915
NetScout Systems, Inc. (a)	12,314	225,223
Viasat, Inc. (a) (b)	10,207	129,629
Viavi Solutions, Inc. (a)	39,795	273,392
		66,934,004
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	23,897	2,106,282
Arcosa, Inc.	8,185	682,711
Comfort Systems USA, Inc.	5,846	1,777,886
Dycom Industries, Inc. (a)	5,490	926,492
EMCOR Group, Inc.	8,136	2,970,291

See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Fluor Corp. (a)	29,317	$1,276,755
Granite Construction, Inc. (b)	8,851	548,497
MasTec, Inc. (a)	9,982	1,067,974
MDU Resources Group, Inc.	35,390	888,289
MYR Group, Inc. (a)	2,803	380,395
Quanta Services, Inc.	24,416	6,203,861
Valmont Industries, Inc.	2,751	755,012
		19,584,445
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,973	1,298,889
Knife River Corp. (a)	8,832	619,476
Martin Marietta Materials, Inc.	10,683	5,788,049
Vulcan Materials Co.	22,126	5,502,294
		13,208,708
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	46,830	1,857,746
American Express Co.	99,045	22,933,870
Bread Financial Holdings, Inc. (b)	7,351	327,561
Capital One Financial Corp.	65,806	9,110,841
Discover Financial Services	43,099	5,637,780
Encore Capital Group, Inc. (a)	5,572	232,520
Enova International, Inc. (a)	4,744	295,314
EZCORP, Inc. Class A (a)	9,315	97,528
FirstCash Holdings, Inc.	7,208	755,975
Green Dot Corp. Class A (a)	9,089	85,891
Navient Corp. (b)	10,411	151,584
PRA Group, Inc. (a)	7,979	156,867
PROG Holdings, Inc.	3,959	137,298
SLM Corp.	38,965	810,082
Synchrony Financial	72,165	3,405,466
World Acceptance Corp. (a)	478	59,071
		46,055,394
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Andersons, Inc.	5,602	277,859
BJ's Wholesale Club Holdings, Inc. (a)	22,367	1,964,717
Casey's General Stores, Inc.	5,944	2,267,993
Chefs' Warehouse, Inc. (a)	3,703	144,824
Costco Wholesale Corp.	76,285	64,841,487
Dollar General Corp.	37,768	4,994,063
Dollar Tree, Inc. (a)	37,052	3,956,042
Grocery Outlet Holding Corp. (a) (b)	12,817	283,512
Kroger Co.	113,416	5,662,861
Performance Food Group Co. (a)	26,786	1,770,822
PriceSmart, Inc.	3,512	285,174
SpartanNash Co.	5,932	111,284
Sprouts Farmers Market, Inc. (a)	20,419	1,708,254
Sysco Corp.	87,566	6,251,337
Target Corp.	79,052	11,702,858
U.S. Foods Holding Corp. (a)	35,858	1,899,757
United Natural Foods, Inc. (a)	9,552	125,131
Security Description	Shares	Value
Walgreens Boots Alliance, Inc. (b)	123,611	$1,495,075
Walmart, Inc.	739,167	50,048,998
		159,792,048
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	248,956	2,434,790
AptarGroup, Inc.	11,035	1,553,838
Avery Dennison Corp.	14,172	3,098,708
Ball Corp.	55,851	3,352,177
Berry Global Group, Inc.	20,748	1,221,020
Crown Holdings, Inc.	20,848	1,550,883
Graphic Packaging Holding Co.	53,487	1,401,894
Greif, Inc. Class A	2,900	166,663
International Paper Co.	59,582	2,570,963
Myers Industries, Inc.	5,699	76,253
O-I Glass, Inc. (a)	26,665	296,781
Packaging Corp. of America	16,248	2,966,235
Sealed Air Corp.	26,724	929,728
Silgan Holdings, Inc.	13,964	591,096
Sonoco Products Co.	17,694	897,440
Westrock Co.	45,460	2,284,819
		25,393,288
DISTRIBUTORS — 0.1%
Genuine Parts Co.	24,597	3,402,257
LKQ Corp.	48,096	2,000,313
Pool Corp.	6,649	2,043,437
		7,446,007
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,583	585,446
Duolingo, Inc. (a) (b)	6,154	1,284,155
Frontdoor, Inc. (a)	14,223	480,595
Graham Holdings Co. Class B	586	409,936
Grand Canyon Education, Inc. (a)	5,168	723,055
H&R Block, Inc.	24,751	1,342,247
Mister Car Wash, Inc. (a) (b)	13,760	97,971
Perdoceo Education Corp.	12,294	263,338
Service Corp. International	25,484	1,812,677
Strategic Education, Inc.	4,315	477,498
Stride, Inc. (a)	7,052	497,166
		7,974,084
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	11,630	197,245
American Assets Trust, Inc. REIT	8,707	194,863
Armada Hoffler Properties, Inc. REIT	9,507	105,433
Essential Properties Realty Trust, Inc. REIT	19,316	535,246
Global Net Lease, Inc. REIT	16,489	121,194
WP Carey, Inc. REIT	36,966	2,034,978
		3,188,959

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	1,224,491	$23,400,023
Cogent Communications Holdings, Inc. (b)	7,468	421,494
Consolidated Communications Holdings, Inc. (a)	12,601	55,444
Frontier Communications Parent, Inc. (a) (b)	38,575	1,009,893
Iridium Communications, Inc.	22,490	598,684
Lumen Technologies, Inc. (a) (b)	170,815	187,897
Shenandoah Telecommunications Co.	8,518	139,099
Verizon Communications, Inc.	723,486	29,836,563
		55,649,097
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	9,176	572,124
Alliant Energy Corp.	43,223	2,200,051
American Electric Power Co., Inc.	89,097	7,817,371
Constellation Energy Corp.	55,974	11,209,913
Duke Energy Corp.	132,977	13,328,285
Edison International	64,621	4,640,434
Entergy Corp.	34,882	3,732,374
Evergy, Inc.	39,481	2,091,309
Eversource Energy	58,261	3,303,981
Exelon Corp.	168,315	5,825,382
FirstEnergy Corp.	88,927	3,403,236
IDACORP, Inc. (b)	8,466	788,608
MGE Energy, Inc. (b)	6,248	466,851
NextEra Energy, Inc.	353,398	25,024,112
NRG Energy, Inc.	41,644	3,242,402
OGE Energy Corp.	35,061	1,251,678
Otter Tail Corp. (b)	7,265	636,341
PG&E Corp.	361,112	6,305,015
Pinnacle West Capital Corp. (b)	20,064	1,532,488
PNM Resources, Inc.	14,348	530,302
Portland General Electric Co.	15,622	675,495
PPL Corp.	130,875	3,618,694
Southern Co.	188,294	14,605,966
Xcel Energy, Inc.	95,354	5,092,857
		121,895,269
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	5,338	1,288,807
AMETEK, Inc.	39,360	6,561,706
Eaton Corp. PLC	68,779	21,565,655
Emerson Electric Co.	98,646	10,866,843
Encore Wire Corp.	3,029	877,895
EnerSys	7,501	776,504
GE Vernova, Inc. (a)	46,673	8,004,886
Generac Holdings, Inc. (a)	10,776	1,424,803
NEXTracker, Inc. Class A (a)	21,124	990,293
nVent Electric PLC (b)	27,886	2,136,346
Powell Industries, Inc.	1,833	262,852
Regal Rexnord Corp.	12,062	1,631,024
Rockwell Automation, Inc.	20,116	5,537,532
Security Description	Shares	Value
Sensata Technologies Holding PLC	26,250	$981,488
SunPower Corp. (a) (b)	14,448	42,766
Sunrun, Inc. (a) (b)	36,852	437,065
Vicor Corp. (a)	3,236	107,306
		63,493,771
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	6,511	708,136
Amphenol Corp. Class A	205,848	13,867,980
Arlo Technologies, Inc. (a)	13,100	170,824
Arrow Electronics, Inc. (a)	9,635	1,163,523
Avnet, Inc.	16,923	871,365
Badger Meter, Inc.	5,159	961,380
Belden, Inc.	6,987	655,381
Benchmark Electronics, Inc.	6,005	236,957
CDW Corp.	23,119	5,174,957
Cognex Corp.	30,649	1,433,147
Coherent Corp. (a)	20,721	1,501,444
Corning, Inc.	131,263	5,099,568
Crane NXT Co. (b)	8,446	518,753
CTS Corp. (b)	5,618	284,439
ePlus, Inc. (a)	5,350	394,188
Fabrinet (a)	5,972	1,461,886
Hubbell, Inc.	9,418	3,442,091
Insight Enterprises, Inc. (a) (b)	4,817	955,500
IPG Photonics Corp. (a)	5,854	494,019
Itron, Inc. (a)	7,039	696,579
Jabil, Inc.	22,012	2,394,686
Keysight Technologies, Inc. (a)	30,640	4,190,020
Knowles Corp. (a) (b)	16,236	280,233
Littelfuse, Inc.	4,475	1,143,765
Novanta, Inc. (a)	5,986	976,376
OSI Systems, Inc. (a)	2,831	389,319
PC Connection, Inc.	2,214	142,139
Plexus Corp. (a)	5,142	530,552
Rogers Corp. (a)	2,933	353,749
Sanmina Corp. (a)	11,623	770,024
ScanSource, Inc. (a)	5,678	251,592
TD SYNNEX Corp.	7,364	849,806
TE Connectivity Ltd.	54,222	8,156,615
Teledyne Technologies, Inc. (a)	7,921	3,073,190
Trimble, Inc. (a)	43,715	2,444,543
TTM Technologies, Inc. (a)	17,749	344,863
Vishay Intertechnology, Inc. (b)	23,351	520,727
Vontier Corp.	24,820	948,124
Zebra Technologies Corp. Class A (a)	9,242	2,855,131
		70,707,571
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	17,211	348,006
Baker Hughes Co.	174,330	6,131,186
Bristow Group, Inc. (a) (b)	4,669	156,552
Cactus, Inc. Class A (b)	11,312	596,595
ChampionX Corp.	33,875	1,124,989

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Core Laboratories, Inc. (b)	7,807	$158,404
Dril-Quip, Inc. (a)	5,723	106,448
Halliburton Co.	152,401	5,148,106
Helix Energy Solutions Group, Inc. (a)	24,599	293,712
Helmerich & Payne, Inc. (b)	19,493	704,477
Liberty Energy, Inc. (b)	26,750	558,808
Nabors Industries Ltd. (a) (b)	1,365	97,133
NOV, Inc.	67,999	1,292,661
Oceaneering International, Inc. (a)	17,804	421,243
Patterson-UTI Energy, Inc.	54,658	566,257
ProPetro Holding Corp. (a)	14,748	127,865
RPC, Inc. (b)	12,541	78,381
Schlumberger NV	245,324	11,574,386
Tidewater, Inc. (a)	8,309	791,100
U.S. Silica Holdings, Inc. (a)	16,374	252,978
Valaris Ltd. (a) (b)	10,480	780,760
Weatherford International PLC (a)	12,475	1,527,564
		32,837,611
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc. (a) (b)	19,765	427,319
Electronic Arts, Inc.	42,598	5,935,180
Live Nation Entertainment, Inc. (a)	24,776	2,322,502
Madison Square Garden Sports Corp. (a)	3,068	577,183
Netflix, Inc. (a)	73,990	49,934,371
Take-Two Interactive Software, Inc. (a)	27,551	4,283,905
TKO Group Holdings, Inc.	8,199	885,410
Walt Disney Co.	314,825	31,258,974
Warner Bros Discovery, Inc. (a)	376,339	2,799,962
Warner Music Group Corp. Class A (b)	24,327	745,623
		99,170,429
FINANCIAL SERVICES — 3.7%
Berkshire Hathaway, Inc. Class B (a)	313,346	127,469,153
BM Technologies, Inc. (a)	11	25
Corpay, Inc. (a)	12,775	3,403,388
Equitable Holdings, Inc.	54,763	2,237,616
Essent Group Ltd.	17,875	1,004,396
Euronet Worldwide, Inc. (a)	8,854	916,389
EVERTEC, Inc.	10,434	346,930
Fidelity National Information Services, Inc.	102,049	7,690,413
Fiserv, Inc. (a)	103,376	15,407,159
Global Payments, Inc.	44,778	4,330,033
Jack Henry & Associates, Inc.	13,234	2,197,109
Jackson Financial, Inc. Class A	10,311	765,695
Mastercard, Inc. Class A	142,598	62,908,534
MGIC Investment Corp.	47,743	1,028,862
Mr Cooper Group, Inc. (a)	12,528	1,017,649
NCR Atleos Corp. (a)	11,355	306,812
Security Description	Shares	Value
NMI Holdings, Inc. Class A (a)	10,683	$363,649
Payoneer Global, Inc. (a)	34,738	192,448
PayPal Holdings, Inc. (a)	185,658	10,773,734
Radian Group, Inc.	27,349	850,554
Visa, Inc. Class A	270,869	71,094,986
Voya Financial, Inc.	18,835	1,340,110
Walker & Dunlop, Inc.	5,096	500,427
Western Union Co.	70,465	861,082
WEX, Inc. (a)	7,661	1,357,070
		318,364,223
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	91,876	5,553,904
B&G Foods, Inc. (b)	7,603	61,432
Bunge Global SA	25,967	2,772,497
Calavo Growers, Inc.	2,963	67,260
Cal-Maine Foods, Inc. (b)	6,275	383,465
Campbell Soup Co.	36,757	1,661,049
Conagra Brands, Inc.	83,470	2,372,217
Darling Ingredients, Inc. (a)	28,327	1,041,017
Flowers Foods, Inc.	31,165	691,863
Fresh Del Monte Produce, Inc.	5,790	126,511
General Mills, Inc.	100,070	6,330,428
Hain Celestial Group, Inc. (a)	14,578	100,734
Hershey Co.	25,452	4,678,841
Hormel Foods Corp.	49,193	1,499,895
Ingredion, Inc.	11,494	1,318,362
J & J Snack Foods Corp.	2,622	425,734
J M Smucker Co.	18,249	1,989,871
John B Sanfilippo & Son, Inc.	875	85,024
Kellanova	44,217	2,550,437
Kraft Heinz Co.	138,591	4,465,402
Lamb Weston Holdings, Inc.	25,673	2,158,586
Lancaster Colony Corp.	2,767	522,880
McCormick & Co., Inc.	42,963	3,047,795
Mondelez International, Inc. Class A	234,787	15,364,461
Pilgrim's Pride Corp. (a)	8,635	332,361
Post Holdings, Inc. (a)	8,781	914,629
Simply Good Foods Co. (a)	14,714	531,617
Tootsie Roll Industries, Inc. (b)	3,293	100,667
TreeHouse Foods, Inc. (a)	9,768	357,900
Tyson Foods, Inc. Class A	50,411	2,880,485
WK Kellogg Co. (b)	590	9,711
		64,397,035
GAS UTILITIES — 0.1%
Atmos Energy Corp.	25,669	2,994,289
Chesapeake Utilities Corp. (b)	2,817	299,165
National Fuel Gas Co.	15,241	825,910
New Jersey Resources Corp.	15,398	658,111
Northwest Natural Holding Co.	5,627	203,191
ONE Gas, Inc.	9,278	592,400
Southwest Gas Holdings, Inc.	9,042	636,376
Spire, Inc.	8,966	544,505
UGI Corp.	35,810	820,049
		7,573,996

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	4,922	$527,048
Avis Budget Group, Inc. (b)	3,328	347,843
CSX Corp.	340,336	11,384,239
Heartland Express, Inc.	8,761	108,023
Hertz Global Holdings, Inc. (a) (b)	27,825	98,222
JB Hunt Transport Services, Inc.	14,692	2,350,720
Knight-Swift Transportation Holdings, Inc.	29,899	1,492,558
Landstar System, Inc.	6,582	1,214,247
Marten Transport Ltd.	9,606	177,231
Norfolk Southern Corp.	39,145	8,404,040
Old Dominion Freight Line, Inc.	31,014	5,477,072
RXO, Inc. (a) (b)	16,779	438,771
Ryder System, Inc.	7,662	949,169
Saia, Inc. (a) (b)	4,680	2,219,677
Uber Technologies, Inc. (a)	354,372	25,755,757
Union Pacific Corp.	105,198	23,802,100
Werner Enterprises, Inc. (b)	9,516	340,958
XPO, Inc. (a)	20,079	2,131,386
		87,219,061
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	299,576	31,128,942
Align Technology, Inc. (a)	12,479	3,012,805
Artivion, Inc. (a)	6,279	161,056
Avanos Medical, Inc. (a)	8,368	166,691
Baxter International, Inc.	87,628	2,931,157
Becton Dickinson & Co.	49,608	11,593,886
Boston Scientific Corp. (a)	252,782	19,466,742
CONMED Corp.	5,038	349,234
Cooper Cos., Inc.	33,088	2,888,582
Dentsply Sirona, Inc. (b)	37,894	943,939
Dexcom, Inc. (a)	66,571	7,547,820
Edwards Lifesciences Corp. (a)	104,442	9,647,307
Embecta Corp.	9,880	123,500
Enovis Corp. (a)	6,247	282,364
Envista Holdings Corp. (a)	27,650	459,819
GE HealthCare Technologies, Inc.	67,453	5,255,938
Glaukos Corp. (a)	7,211	853,422
Globus Medical, Inc. Class A (a)	18,893	1,293,982
Haemonetics Corp. (a) (b)	8,498	703,039
Hologic, Inc. (a)	43,819	3,253,561
ICU Medical, Inc. (a) (b)	2,901	344,494
IDEXX Laboratories, Inc. (a)	14,343	6,987,910
Inari Medical, Inc. (a)	9,487	456,799
Insulet Corp. (a)	12,135	2,448,843
Integer Holdings Corp. (a) (b)	5,552	642,866
Integra LifeSciences Holdings Corp. (a)	12,434	362,327
Intuitive Surgical, Inc. (a)	60,900	27,091,365
Lantheus Holdings, Inc. (a)	11,449	919,240
LeMaitre Vascular, Inc.	2,860	235,321
LivaNova PLC (a)	8,973	491,900
Masimo Corp. (a)	8,036	1,012,054
Security Description	Shares	Value
Medtronic PLC	230,828	$18,168,472
Merit Medical Systems, Inc. (a) (b)	8,605	739,600
Neogen Corp. (a) (b)	30,518	476,996
Omnicell, Inc. (a)	6,471	175,170
Penumbra, Inc. (a) (b)	6,014	1,082,340
QuidelOrtho Corp. (a) (b)	10,438	346,750
ResMed, Inc.	25,061	4,797,177
Solventum Corp. (a)	24,084	1,273,562
Spectrum Pharmaceuticals, Inc. (a)	22	2
STAAR Surgical Co. (a)	7,857	374,072
STERIS PLC	17,108	3,755,890
Stryker Corp.	58,243	19,817,181
Tandem Diabetes Care, Inc. (a)	10,680	430,297
Teleflex, Inc.	7,952	1,672,544
UFP Technologies, Inc. (a)	1,100	290,257
Varex Imaging Corp. (a)	6,650	97,954
Zimmer Biomet Holdings, Inc.	35,701	3,874,629
		200,429,798
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	15,523	1,048,423
AdaptHealth Corp. (a)	16,532	165,320
Addus HomeCare Corp. (a)	2,606	302,583
Amedisys, Inc. (a)	5,168	474,422
AMN Healthcare Services, Inc. (a) (b)	7,321	375,055
Astrana Health, Inc. (a) (b)	3,446	139,770
Cardinal Health, Inc.	42,450	4,173,684
Cencora, Inc.	28,774	6,482,782
Centene Corp. (a)	93,405	6,192,752
Chemed Corp.	2,623	1,423,187
Cigna Group	50,433	16,671,637
CorVel Corp. (a)	1,134	288,342
Cross Country Healthcare, Inc. (a)	5,579	77,213
CVS Health Corp.	222,905	13,164,769
DaVita, Inc. (a)	9,394	1,301,727
Elevance Health, Inc.	40,667	22,035,821
Encompass Health Corp.	17,534	1,504,242
Enhabit, Inc. (a)	8,575	76,489
Ensign Group, Inc. (b)	9,015	1,115,065
Fulgent Genetics, Inc. (a)	2,242	43,988
HCA Healthcare, Inc.	34,119	10,961,752
HealthEquity, Inc. (a)	12,955	1,116,721
Henry Schein, Inc. (a)	24,017	1,539,490
Humana, Inc.	21,235	7,934,458
Labcorp Holdings, Inc.	14,685	2,988,544
McKesson Corp.	22,901	13,375,100
Molina Healthcare, Inc. (a)	10,290	3,059,217
National HealthCare Corp.	2,346	254,306
NeoGenomics, Inc. (a)	21,287	295,251
OmniAb, Inc. (a) (b) (f)	1,881	—
Option Care Health, Inc. (a)	31,081	860,944
Owens & Minor, Inc. (a)	12,873	173,786
Patterson Cos., Inc. (b)	15,287	368,722

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Pediatrix Medical Group, Inc. (a)	15,060	$113,703
Premier, Inc. Class A	20,577	384,173
Privia Health Group, Inc. (a)	16,165	280,948
Progyny, Inc. (a) (b)	14,343	410,353
Quest Diagnostics, Inc.	19,443	2,661,358
R1 RCM, Inc. (a)	21,594	271,221
RadNet, Inc. (a)	6,846	403,366
Select Medical Holdings Corp.	18,618	652,747
Tenet Healthcare Corp. (a)	18,368	2,443,495
U.S. Physical Therapy, Inc.	2,450	226,429
UnitedHealth Group, Inc.	159,297	81,123,590
Universal Health Services, Inc. Class B	9,424	1,742,780
		210,699,725
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	16,865	423,311
Community Healthcare Trust, Inc. REIT	3,609	84,414
Healthcare Realty Trust, Inc. REIT	57,408	946,084
Healthpeak Properties, Inc. REIT	114,071	2,235,792
LTC Properties, Inc. REIT (b)	7,046	243,087
Medical Properties Trust, Inc. REIT (b)	95,047	409,653
Omega Healthcare Investors, Inc. REIT	40,031	1,371,062
Sabra Health Care REIT, Inc.	37,122	571,679
Universal Health Realty Income Trust REIT	1,740	68,104
Ventas, Inc. REIT	65,844	3,375,163
Welltower, Inc. REIT	95,374	9,942,739
		19,671,088
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a) (b)	18,315	253,663
Doximity, Inc. Class A (a) (b)	20,648	577,524
HealthStream, Inc.	5,684	158,584
Schrodinger, Inc. (a) (b)	9,424	182,260
Simulations Plus, Inc. (b)	2,259	109,833
		1,281,864
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	36,693	533,516
DiamondRock Hospitality Co. REIT	38,481	325,164
Host Hotels & Resorts, Inc. REIT	121,431	2,183,329
Park Hotels & Resorts, Inc. REIT	41,153	616,472
Pebblebrook Hotel Trust REIT (b)	22,414	308,193
Service Properties Trust REIT (b)	28,845	148,263
Summit Hotel Properties, Inc. REIT	18,511	110,881
Sunstone Hotel Investors, Inc. REIT	36,986	386,874
Xenia Hotels & Resorts, Inc. REIT	20,237	289,996
		4,902,688
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	73,615	$11,162,242
Aramark	45,347	1,542,705
BJ's Restaurants, Inc. (a) (b)	5,090	176,623
Bloomin' Brands, Inc. (b)	14,784	284,296
Booking Holdings, Inc.	5,956	23,594,694
Boyd Gaming Corp.	13,732	756,633
Brinker International, Inc. (a)	6,856	496,306
Caesars Entertainment, Inc. (a)	35,615	1,415,340
Carnival Corp. (a)	174,747	3,271,264
Cheesecake Factory, Inc. (b)	7,292	286,503
Chipotle Mexican Grill, Inc. (a)	236,160	14,795,424
Choice Hotels International, Inc.	5,100	606,900
Churchill Downs, Inc.	11,904	1,661,798
Chuy's Holdings, Inc. (a)	3,221	83,488
Cracker Barrel Old Country Store, Inc. (b)	4,214	177,662
Darden Restaurants, Inc.	20,675	3,128,541
Dave & Buster's Entertainment, Inc. (a) (b)	6,143	244,553
Dine Brands Global, Inc. (b)	2,463	89,161
Domino's Pizza, Inc.	6,305	3,255,461
Expedia Group, Inc. (a)	22,316	2,811,593
Golden Entertainment, Inc.	3,315	103,130
Hilton Grand Vacations, Inc. (a)	13,725	554,902
Hilton Worldwide Holdings, Inc.	44,201	9,644,658
Hyatt Hotels Corp. Class A	7,921	1,203,358
Jack in the Box, Inc. (b)	3,704	188,682
Las Vegas Sands Corp.	63,582	2,813,503
Light & Wonder, Inc. (a) (b)	15,673	1,643,784
Marriott International, Inc. Class A	42,439	10,260,477
Marriott Vacations Worldwide Corp.	6,276	548,020
McDonald's Corp.	124,858	31,818,813
MGM Resorts International (a)	47,099	2,093,080
Monarch Casino & Resort, Inc.	2,575	175,435
Norwegian Cruise Line Holdings Ltd. (a) (b)	73,475	1,380,595
Papa John's International, Inc. (b)	6,351	298,370
Penn Entertainment, Inc. (a) (b)	25,779	498,953
Planet Fitness, Inc. Class A (a)	14,836	1,091,781
Royal Caribbean Cruises Ltd. (a) (b)	39,230	6,254,439
Sabre Corp. (a) (b)	50,899	135,900
Shake Shack, Inc. Class A (a)	5,965	536,850
Six Flags Entertainment Corp. (b)	12,894	427,307
Starbucks Corp.	197,662	15,387,987
Texas Roadhouse, Inc.	11,454	1,966,766
Travel & Leisure Co.	15,198	683,606
Vail Resorts, Inc.	6,705	1,207,772
Wendy's Co.	30,859	523,369
Wingstop, Inc.	5,220	2,206,285
Wyndham Hotels & Resorts, Inc.	14,335	1,060,790
Wynn Resorts Ltd.	17,208	1,540,116

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Yum! Brands, Inc.	47,967	$6,353,709
		172,443,624
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,719	595,066
Century Communities, Inc.	3,645	297,651
DR Horton, Inc.	52,782	7,438,567
Ethan Allen Interiors, Inc.	5,133	143,159
Garmin Ltd.	25,690	4,185,415
Green Brick Partners, Inc. (a)	4,370	250,139
Helen of Troy Ltd. (a) (b)	4,638	430,128
Installed Building Products, Inc. (b)	3,868	795,570
KB Home	15,381	1,079,439
La-Z-Boy, Inc. (b)	8,055	300,290
Leggett & Platt, Inc. (b)	22,856	261,930
Lennar Corp. Class A	43,090	6,457,898
LGI Homes, Inc. (a)	2,810	251,467
M/I Homes, Inc. (a)	3,766	459,979
Meritage Homes Corp.	6,159	996,834
Mohawk Industries, Inc. (a)	10,288	1,168,614
Newell Brands, Inc. (b)	65,906	422,457
NVR, Inc. (a)	529	4,014,348
PulteGroup, Inc.	37,084	4,082,948
Sonos, Inc. (a)	22,135	326,713
Taylor Morrison Home Corp. (a)	18,521	1,026,804
Tempur Sealy International, Inc.	32,335	1,530,739
Toll Brothers, Inc.	19,753	2,275,151
TopBuild Corp. (a)	5,606	2,159,824
Tri Pointe Homes, Inc. (a)	16,652	620,287
Whirlpool Corp. (b)	9,464	967,221
Worthington Enterprises, Inc. (b)	6,090	288,240
		42,826,878
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a) (b)	2,382	91,707
Central Garden & Pet Co. Class A (a)	9,478	313,058
Church & Dwight Co., Inc.	42,261	4,381,621
Clorox Co.	21,328	2,910,632
Colgate-Palmolive Co.	143,587	13,933,683
Energizer Holdings, Inc.	10,077	297,675
Kimberly-Clark Corp.	58,540	8,090,228
Procter & Gamble Co.	405,857	66,933,936
WD-40 Co. (b)	2,461	540,534
		97,493,074
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	115,483	2,029,036
Clearway Energy, Inc. Class A	5,960	135,054
Clearway Energy, Inc. Class C (b)	14,280	352,573
Ormat Technologies, Inc.	7,968	571,306
Vistra Corp.	59,554	5,120,453
		8,208,422
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	96,361	$9,847,131
General Electric Co.	186,718	29,682,560
Honeywell International, Inc.	113,523	24,241,701
		63,771,392
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	7,139	1,214,344
First Industrial Realty Trust, Inc. REIT	22,773	1,081,945
Innovative Industrial Properties, Inc. REIT	4,169	455,338
LXP Industrial Trust REIT	45,697	416,757
Prologis, Inc. REIT	158,127	17,759,243
Rexford Industrial Realty, Inc. REIT (b)	35,671	1,590,570
STAG Industrial, Inc. REIT	31,116	1,122,043
		23,640,240
INSURANCE — 2.2%
Aflac, Inc.	93,291	8,331,819
Allstate Corp.	45,179	7,213,279
Ambac Financial Group, Inc. (a)	8,037	103,034
American Financial Group, Inc.	11,892	1,462,954
American International Group, Inc.	120,879	8,974,057
AMERISAFE, Inc.	2,963	130,046
Aon PLC Class A	37,439	10,991,342
Arch Capital Group Ltd. (a)	63,925	6,449,393
Arthur J Gallagher & Co.	37,178	9,640,627
Assurant, Inc.	9,079	1,509,384
Assured Guaranty Ltd.	9,403	725,442
Brighthouse Financial, Inc. (a)	9,192	398,381
Brown & Brown, Inc.	39,623	3,542,692
Chubb Ltd.	70,895	18,083,897
Cincinnati Financial Corp.	26,283	3,104,022
CNO Financial Group, Inc.	23,349	647,234
Employers Holdings, Inc.	5,814	247,851
Erie Indemnity Co. Class A	4,436	1,607,606
Everest Group Ltd.	7,250	2,762,395
Fidelity National Financial, Inc.	44,595	2,203,885
First American Financial Corp.	18,295	987,015
Genworth Financial, Inc. Class A (a)	81,310	491,112
Globe Life, Inc.	14,741	1,212,890
Goosehead Insurance, Inc. Class A (a) (b)	4,188	240,559
Hanover Insurance Group, Inc.	6,212	779,233
Hartford Financial Services Group, Inc.	52,826	5,311,126
HCI Group, Inc. (b)	1,056	97,332
Horace Mann Educators Corp.	6,637	216,499
Kemper Corp.	9,801	581,493
Kinsale Capital Group, Inc.	3,730	1,437,094
Lincoln National Corp.	30,507	948,768
Loews Corp.	31,856	2,380,917
Marsh & McLennan Cos., Inc.	85,212	17,955,873

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Mercury General Corp.	4,730	$251,352
MetLife, Inc.	109,010	7,651,412
Old Republic International Corp.	49,338	1,524,544
Palomar Holdings, Inc. (a)	3,529	286,378
Primerica, Inc.	5,979	1,414,512
Principal Financial Group, Inc.	38,420	3,014,049
ProAssurance Corp. (a)	10,976	134,127
Progressive Corp.	100,689	20,914,112
Prudential Financial, Inc.	62,584	7,334,219
Reinsurance Group of America, Inc.	11,422	2,344,594
RenaissanceRe Holdings Ltd.	8,853	1,978,734
RLI Corp.	7,177	1,009,732
Ryan Specialty Holdings, Inc. (b)	17,600	1,019,216
Safety Insurance Group, Inc. (b)	2,851	213,911
Selective Insurance Group, Inc.	9,579	898,798
SiriusPoint Ltd. (a)	14,719	179,572
Stewart Information Services Corp. (b)	3,769	233,980
Travelers Cos., Inc.	39,477	8,027,253
Trupanion, Inc. (a)	5,250	154,350
United Fire Group, Inc.	3,019	64,878
Unum Group	31,552	1,612,623
W R Berkley Corp.	36,558	2,872,728
Willis Towers Watson PLC	17,799	4,665,830
		188,570,155
INTERACTIVE MEDIA & SERVICES — 6.2%
Alphabet, Inc. Class A	1,010,896	184,134,706
Alphabet, Inc. Class C	840,930	154,243,381
Cargurus, Inc. (a)	15,033	393,865
Cars.com, Inc. (a)	10,968	216,070
IAC, Inc. (a)	12,060	565,011
Match Group, Inc. (a) (b)	47,626	1,446,878
Meta Platforms, Inc. Class A	377,115	190,148,925
QuinStreet, Inc. (a)	8,116	134,644
Shutterstock, Inc. (b)	3,897	150,814
TripAdvisor, Inc. (a)	17,132	305,121
Yelp, Inc. (a)	10,059	371,680
Ziff Davis, Inc. (a)	7,111	391,460
ZoomInfo Technologies, Inc. (a)	47,178	602,463
		533,105,018
IT SERVICES — 1.0%
Accenture PLC Class A	108,143	32,811,668
Akamai Technologies, Inc. (a)	25,983	2,340,549
Cognizant Technology Solutions Corp. Class A	87,210	5,930,280
DigitalOcean Holdings, Inc. (a) (b)	8,739	303,680
DXC Technology Co. (a) (b)	33,381	637,243
EPAM Systems, Inc. (a)	9,768	1,837,458
Gartner, Inc. (a)	13,534	6,077,578
GoDaddy, Inc. Class A (a)	25,304	3,535,222
International Business Machines Corp.	157,328	27,209,878
Kyndryl Holdings, Inc. (a)	31,170	820,083
Security Description	Shares	Value
Perficient, Inc. (a)	5,583	$417,552
VeriSign, Inc. (a)	15,460	2,748,788
		84,669,979
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	11,889	865,163
Hasbro, Inc.	22,564	1,319,994
Mattel, Inc. (a) (b)	60,842	989,291
Polaris, Inc.	10,139	793,985
Sturm Ruger & Co., Inc. (b)	2,933	122,159
Topgolf Callaway Brands Corp. (a)	17,806	272,432
Vista Outdoor, Inc. (a)	10,264	386,440
YETI Holdings, Inc. (a) (b)	13,434	512,507
		5,261,971
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	50,403	6,533,741
Azenta, Inc. (a)	10,334	543,775
BioLife Solutions, Inc. (a) (b)	5,336	114,351
Bio-Rad Laboratories, Inc. Class A (a)	3,284	896,893
Bio-Techne Corp.	27,375	1,961,419
Bruker Corp.	17,448	1,113,357
Charles River Laboratories International, Inc. (a)	8,623	1,781,339
Cytek Biosciences, Inc. (a) (b)	13,982	78,020
Danaher Corp.	113,471	28,350,729
Fortrea Holdings, Inc. (a) (b)	16,485	384,760
Illumina, Inc. (a)	27,385	2,858,446
IQVIA Holdings, Inc. (a)	31,514	6,663,320
Medpace Holdings, Inc. (a)	4,075	1,678,289
Mesa Laboratories, Inc.	570	49,459
Mettler-Toledo International, Inc. (a)	3,665	5,122,167
Repligen Corp. (a)	8,172	1,030,162
Revvity, Inc.	22,089	2,316,253
Sotera Health Co. (a) (b)	17,079	202,728
Thermo Fisher Scientific, Inc.	66,618	36,839,754
Waters Corp. (a)	10,165	2,949,070
West Pharmaceutical Services, Inc.	12,734	4,194,452
		105,662,484
MACHINERY — 1.8%
3D Systems Corp. (a) (b)	23,504	72,157
AGCO Corp.	10,590	1,036,549
Alamo Group, Inc.	1,892	327,316
Albany International Corp. Class A	5,396	455,692
Astec Industries, Inc.	3,565	105,738
Barnes Group, Inc.	8,514	352,565
Caterpillar, Inc.	84,192	28,044,355
Chart Industries, Inc. (a) (b)	6,168	890,289
Crane Co.	8,446	1,224,501
Cummins, Inc.	22,840	6,325,081
Deere & Co.	44,032	16,451,676
Donaldson Co., Inc.	21,697	1,552,637

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Dover Corp.	24,760	$4,467,942
Enerpac Tool Group Corp.	11,024	420,896
Enpro, Inc.	3,373	491,008
Esab Corp.	9,785	923,998
ESCO Technologies, Inc.	4,680	491,587
Federal Signal Corp.	10,541	881,965
Flowserve Corp.	23,358	1,123,520
Fortive Corp.	58,687	4,348,707
Franklin Electric Co., Inc.	7,001	674,336
Graco, Inc.	28,975	2,297,138
Greenbrier Cos., Inc. (b)	5,626	278,768
Hillenbrand, Inc. (b)	13,029	521,421
IDEX Corp.	13,150	2,645,780
Illinois Tool Works, Inc.	47,449	11,243,515
Ingersoll Rand, Inc.	69,840	6,344,266
ITT, Inc.	15,180	1,960,952
John Bean Technologies Corp.	5,456	518,156
Kennametal, Inc.	14,500	341,330
Lincoln Electric Holdings, Inc.	10,330	1,948,651
Lindsay Corp.	2,051	252,027
Middleby Corp. (a)	9,920	1,216,291
Mueller Industries, Inc.	19,608	1,116,480
Nordson Corp.	8,837	2,049,654
Oshkosh Corp.	11,782	1,274,812
Otis Worldwide Corp.	70,249	6,762,169
PACCAR, Inc.	89,132	9,175,248
Parker-Hannifin Corp.	22,423	11,341,778
Pentair PLC	28,859	2,212,620
Proto Labs, Inc. (a)	4,768	147,284
RBC Bearings, Inc. (a)	5,070	1,367,785
Snap-on, Inc.	9,570	2,501,502
SPX Technologies, Inc. (a)	7,869	1,118,500
Standex International Corp.	2,632	424,147
Stanley Black & Decker, Inc.	27,131	2,167,496
Tennant Co.	2,923	287,740
Terex Corp. (b)	12,694	696,139
Timken Co.	11,819	947,056
Titan International, Inc. (a)	10,812	80,117
Toro Co.	18,532	1,732,927
Trinity Industries, Inc.	14,437	431,955
Wabash National Corp. (b)	9,642	210,581
Watts Water Technologies, Inc. Class A	4,946	906,948
Westinghouse Air Brake Technologies Corp.	30,825	4,871,891
Xylem, Inc.	41,571	5,638,275
		157,693,914
MARINE — 0.0% (e)
Kirby Corp. (a)	9,560	1,144,619
Matson, Inc.	6,023	788,832
		1,933,451
MEDIA — 0.5%
AMC Networks, Inc. Class A (a) (b)	4,767	46,049
Cable One, Inc. (b)	776	274,704
Security Description	Shares	Value
Charter Communications, Inc. Class A (a) (b)	17,322	$5,178,585
Comcast Corp. Class A	669,096	26,201,799
EchoStar Corp. Class A (a) (b)	15,331	273,045
Fox Corp. Class A	43,766	1,504,237
Fox Corp. Class B	26,048	834,057
Interpublic Group of Cos., Inc. (b)	67,776	1,971,604
John Wiley & Sons, Inc. Class A	7,651	311,396
New York Times Co. Class A	25,160	1,288,444
News Corp. Class A	67,893	1,871,810
News Corp. Class B	21,065	598,035
Nexstar Media Group, Inc.	5,556	922,352
Omnicom Group, Inc.	34,050	3,054,285
Paramount Global Class B	83,122	863,638
Scholastic Corp.	5,770	204,662
TechTarget, Inc. (a)	4,417	137,678
TEGNA, Inc. (b)	38,159	531,936
Thryv Holdings, Inc. (a)	3,126	55,705
		46,124,021
METALS & MINING — 0.5%
Alcoa Corp.	29,444	1,171,282
Alpha Metallurgical Resources, Inc.	2,100	589,113
Arch Resources, Inc.	3,124	475,567
ATI, Inc. (a)	22,580	1,252,061
Carpenter Technology Corp.	8,649	947,757
Century Aluminum Co. (a)	8,734	146,294
Cleveland-Cliffs, Inc. (a)	85,521	1,316,168
Commercial Metals Co.	20,863	1,147,256
Compass Minerals International, Inc. (b)	5,840	60,327
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	249,917	12,145,966
Haynes International, Inc.	2,808	164,830
Kaiser Aluminum Corp.	2,933	257,811
Materion Corp.	2,987	322,984
Metallus, Inc. (a)	3,950	80,067
MP Materials Corp. (a) (b)	13,720	174,656
Newmont Corp.	199,119	8,337,113
Nucor Corp.	42,944	6,788,588
Olympic Steel, Inc.	2,760	123,731
Reliance, Inc.	9,896	2,826,298
Royal Gold, Inc.	11,090	1,388,024
Steel Dynamics, Inc.	26,676	3,454,542
SunCoke Energy, Inc.	6,520	63,896
U.S. Steel Corp.	37,353	1,411,943
Warrior Met Coal, Inc.	6,646	417,169
Worthington Steel, Inc.	6,094	203,296
		45,266,739
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	81,700	1,557,202

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Apollo Commercial Real Estate Finance, Inc. REIT (b)	21,308	$208,605
Arbor Realty Trust, Inc. REIT (b)	31,496	451,968
ARMOUR Residential REIT, Inc. (b)	2,588	50,155
Blackstone Mortgage Trust, Inc. Class A REIT (b)	29,820	519,464
Ellington Financial, Inc. REIT (b)	8,149	98,440
Franklin BSP Realty Trust, Inc. REIT	7,193	90,632
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	18,448	546,061
KKR Real Estate Finance Trust, Inc. REIT (b)	7,039	63,703
New York Mortgage Trust, Inc. REIT (b)	14,578	85,136
PennyMac Mortgage Investment Trust REIT (b)	17,331	238,301
Ready Capital Corp. REIT (b)	12,437	101,735
Redwood Trust, Inc. REIT	20,022	129,943
Two Harbors Investment Corp. REIT	12,612	166,604
Starwood Property Trust, Inc. REIT (b)	53,810	1,019,161
		5,327,110
MULTI-UTILITIES — 0.6%
Ameren Corp.	43,008	3,058,299
Avista Corp.	12,221	422,969
Black Hills Corp.	10,698	581,757
CenterPoint Energy, Inc.	112,388	3,481,780
CMS Energy Corp.	49,197	2,928,698
Consolidated Edison, Inc.	59,528	5,322,994
Dominion Energy, Inc.	140,766	6,897,534
DTE Energy Co.	35,639	3,956,285
NiSource, Inc.	67,397	1,941,708
Northwestern Energy Group, Inc.	9,262	463,841
Public Service Enterprise Group, Inc.	86,733	6,392,222
Sempra	109,488	8,327,657
Unitil Corp.	2,540	131,547
WEC Energy Group, Inc.	54,040	4,239,978
		48,147,269
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	26,900	3,146,493
Boston Properties, Inc. REIT	24,421	1,503,357
Brandywine Realty Trust REIT	30,147	135,059
COPT Defense Properties REIT	20,512	513,415
Cousins Properties, Inc. REIT	25,955	600,858
Douglas Emmett, Inc. REIT (b)	28,611	380,812
Easterly Government Properties, Inc. REIT (b)	10,871	134,474
Highwoods Properties, Inc. REIT	18,283	480,294
Hudson Pacific Properties, Inc. REIT	25,978	124,954
Security Description	Shares	Value
JBG SMITH Properties REIT	18,807	$286,431
Kilroy Realty Corp. REIT	17,480	544,852
SL Green Realty Corp. REIT (b)	12,014	680,473
Vornado Realty Trust REIT	27,916	733,912
		9,265,384
OIL, GAS & CONSUMABLE FUELS — 3.4%
Antero Midstream Corp.	51,769	763,075
Antero Resources Corp. (a)	48,822	1,593,062
APA Corp.	60,797	1,789,864
California Resources Corp.	11,095	590,476
Chesapeake Energy Corp. (b)	18,702	1,537,117
Chevron Corp.	294,910	46,129,822
Chord Energy Corp.	10,643	1,784,618
Civitas Resources, Inc.	14,551	1,004,019
CNX Resources Corp. (a)	27,342	664,411
Comstock Resources, Inc. (b)	15,786	163,859
ConocoPhillips	204,529	23,394,027
CONSOL Energy, Inc. (a)	5,801	591,876
Coterra Energy, Inc.	130,719	3,486,276
CVR Energy, Inc. (b)	5,090	136,259
Devon Energy Corp.	110,666	5,245,568
Diamondback Energy, Inc.	29,904	5,986,482
Dorian LPG Ltd.	5,861	245,928
DT Midstream, Inc.	16,386	1,163,898
EOG Resources, Inc.	100,187	12,610,538
EQT Corp.	70,779	2,617,407
Equitrans Midstream Corp.	70,188	911,040
Exxon Mobil Corp.	772,032	88,876,324
Green Plains, Inc. (a)	9,061	143,707
Hess Corp.	46,416	6,847,288
HF Sinclair Corp.	26,002	1,386,947
Kinder Morgan, Inc.	334,688	6,650,251
Magnolia Oil & Gas Corp. Class A	31,940	809,360
Marathon Oil Corp.	100,754	2,888,617
Marathon Petroleum Corp.	59,493	10,320,846
Matador Resources Co.	18,678	1,113,209
Murphy Oil Corp.	25,657	1,058,095
Northern Oil & Gas, Inc. (b)	12,030	447,155
Occidental Petroleum Corp.	114,465	7,214,729
ONEOK, Inc.	100,572	8,201,647
Ovintiv, Inc.	43,756	2,050,844
Par Pacific Holdings, Inc. (a)	8,960	226,240
PBF Energy, Inc. Class A	19,803	911,334
Peabody Energy Corp.	18,934	418,820
Permian Resources Corp.	65,108	1,051,494
Phillips 66	76,832	10,846,373
Range Resources Corp.	45,810	1,536,009
REX American Resources Corp. (a)	739	33,691
SM Energy Co.	20,580	889,673
Southwestern Energy Co. (a)	171,210	1,152,243
Talos Energy, Inc. (a)	5,259	63,897
Targa Resources Corp.	38,950	5,015,981
Texas Pacific Land Corp. (b)	3,203	2,351,867
Valero Energy Corp.	58,652	9,194,287

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Vital Energy, Inc. (a)	2,127	$95,332
Williams Cos., Inc.	208,544	8,863,120
World Kinect Corp.	10,804	278,743
		293,347,745
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	22,751	1,299,992
Coty, Inc. Class A (a)	51,274	513,765
Edgewell Personal Care Co.	9,510	382,207
elf Beauty, Inc. (a)	9,486	1,998,890
Estee Lauder Cos., Inc. Class A	39,274	4,178,754
Inter Parfums, Inc.	2,911	337,763
Kenvue, Inc.	297,637	5,411,041
Nu Skin Enterprises, Inc. Class A	8,672	91,403
USANA Health Sciences, Inc. (a)	2,227	100,749
		14,314,564
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,842	137,752
Louisiana-Pacific Corp.	11,286	929,176
Mercer International, Inc.	6,555	55,980
Sylvamo Corp.	5,909	405,357
		1,528,265
PHARMACEUTICALS — 3.5%
Amphastar Pharmaceuticals, Inc. (a)	6,166	246,640
ANI Pharmaceuticals, Inc. (a)	875	55,720
Bristol-Myers Squibb Co.	350,408	14,552,444
Catalent, Inc. (a)	29,056	1,633,819
Collegium Pharmaceutical, Inc. (a) (b)	1,428	45,982
Corcept Therapeutics, Inc. (a) (b)	17,702	575,138
Eli Lilly & Co.	137,340	124,344,889
Harmony Biosciences Holdings, Inc. (a)	4,053	122,279
Innoviva, Inc. (a) (b)	10,601	173,856
Jazz Pharmaceuticals PLC (a)	9,864	1,052,785
Johnson & Johnson	414,604	60,598,521
Ligand Pharmaceuticals, Inc. (a) (b)	2,707	228,092
Merck & Co., Inc.	436,357	54,020,997
Organon & Co.	43,480	900,036
Pacira BioSciences, Inc. (a)	7,686	219,896
Perrigo Co. PLC	23,921	614,291
Pfizer, Inc.	975,507	27,294,686
Phibro Animal Health Corp. Class A	3,001	50,327
Prestige Consumer Healthcare, Inc. (a)	8,870	610,699
Supernus Pharmaceuticals, Inc. (a)	9,226	246,795
Viatris, Inc.	207,152	2,202,026
Zoetis, Inc.	79,499	13,781,947
		303,571,865
PROFESSIONAL SERVICES — 0.7%
ASGN, Inc. (a)	8,648	762,494
Security Description	Shares	Value
Automatic Data Processing, Inc.	71,021	$16,952,002
Broadridge Financial Solutions, Inc.	20,011	3,942,167
CACI International, Inc. Class A (a)	3,773	1,622,880
Concentrix Corp. (b)	7,384	467,260
CSG Systems International, Inc.	5,834	240,186
Dayforce, Inc. (a) (b)	26,792	1,328,883
Equifax, Inc.	20,774	5,036,864
ExlService Holdings, Inc. (a)	28,788	902,792
Exponent, Inc.	8,696	827,163
FTI Consulting, Inc. (a)	5,570	1,200,502
Genpact Ltd.	29,710	956,365
Heidrick & Struggles International, Inc.	3,145	99,319
Insperity, Inc.	5,912	539,234
Jacobs Solutions, Inc.	22,652	3,164,711
KBR, Inc.	24,465	1,569,185
Kelly Services, Inc. Class A	5,738	122,851
Korn Ferry	9,479	636,420
Leidos Holdings, Inc.	23,308	3,400,171
ManpowerGroup, Inc.	9,905	691,369
Maximus, Inc.	10,799	925,474
NV5 Global, Inc. (a) (b)	2,142	199,142
Paychex, Inc.	54,906	6,509,655
Paycom Software, Inc.	8,207	1,173,929
Paylocity Holding Corp. (a)	6,680	880,758
Robert Half, Inc.	19,595	1,253,688
Science Applications International Corp.	9,774	1,148,934
Verisk Analytics, Inc.	24,716	6,662,198
Verra Mobility Corp. (a)	24,374	662,973
		63,879,569
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	53,449	4,762,840
CoStar Group, Inc. (a)	70,747	5,245,182
Cushman & Wakefield PLC (a)	28,262	293,925
eXp World Holdings, Inc. (b)	12,725	143,602
Jones Lang LaSalle, Inc. (a)	8,689	1,783,678
Kennedy-Wilson Holdings, Inc. (b)	20,360	197,899
Marcus & Millichap, Inc. (b)	4,321	136,198
St. Joe Co.	5,371	293,794
		12,857,118
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	54,989	2,043,391
AvalonBay Communities, Inc. REIT	23,834	4,931,016
Camden Property Trust REIT	17,641	1,924,810
Centerspace REIT	1,245	84,199
Elme Communities REIT	15,340	244,366
Equity LifeStyle Properties, Inc. REIT	30,467	1,984,316
Equity Residential REIT	59,038	4,093,695

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	10,940	$2,977,868
Independence Realty Trust, Inc. REIT	41,592	779,434
Invitation Homes, Inc. REIT	99,050	3,554,905
Mid-America Apartment Communities, Inc. REIT	19,909	2,839,222
NexPoint Residential Trust, Inc. REIT	3,288	129,909
UDR, Inc. REIT	51,580	2,122,517
Veris Residential, Inc. REIT	16,794	251,910
		27,961,558
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	15,359	275,233
Agree Realty Corp. REIT (b)	17,406	1,078,128
Brixmor Property Group, Inc. REIT	51,785	1,195,716
Federal Realty Investment Trust REIT	12,525	1,264,649
Getty Realty Corp. REIT	6,484	172,863
Kimco Realty Corp. REIT	116,009	2,257,535
Kite Realty Group Trust REIT	38,184	854,558
Macerich Co. REIT	37,077	572,469
NNN REIT, Inc.	30,587	1,303,006
Phillips Edison & Co., Inc. REIT	20,448	668,854
Realty Income Corp. REIT	140,853	7,439,856
Regency Centers Corp. REIT	28,801	1,791,422
Retail Opportunity Investments Corp. REIT	21,192	263,417
Saul Centers, Inc. REIT	2,998	110,236
Simon Property Group, Inc. REIT	55,151	8,371,922
SITE Centers Corp. REIT	27,430	397,735
Tanger, Inc. REIT	17,918	485,757
Urban Edge Properties REIT	20,200	373,094
Whitestone REIT	7,336	97,642
		28,974,092
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.3%
Advanced Micro Devices, Inc. (a)	279,016	45,259,185
Allegro MicroSystems, Inc. (a) (b)	11,379	321,343
Alpha & Omega Semiconductor Ltd. (a) (b)	3,723	139,129
Amkor Technology, Inc.	18,191	728,004
Analog Devices, Inc.	85,806	19,586,078
Applied Materials, Inc.	144,927	34,201,323
Axcelis Technologies, Inc. (a)	5,668	805,933
Broadcom, Inc.	74,953	120,339,290
CEVA, Inc. (a)	3,803	73,360
Cirrus Logic, Inc. (a)	10,145	1,295,111
Cohu, Inc. (a)	7,054	233,487
Diodes, Inc. (a)	6,461	464,740
Enphase Energy, Inc. (a)	22,978	2,291,136
First Solar, Inc. (a)	18,466	4,163,344
FormFactor, Inc. (a)	13,304	805,291
Ichor Holdings Ltd. (a)	3,379	130,260
Intel Corp.	725,877	22,480,411
Security Description	Shares	Value
KLA Corp.	23,605	$19,462,559
Kulicke & Soffa Industries, Inc. (b)	10,794	530,957
Lam Research Corp.	22,730	24,204,040
Lattice Semiconductor Corp. (a)	23,341	1,353,545
MACOM Technology Solutions Holdings, Inc. (a)	8,520	949,724
MaxLinear, Inc. (a)	12,209	245,889
Microchip Technology, Inc.	91,711	8,391,556
Micron Technology, Inc.	189,114	24,874,164
MKS Instruments, Inc.	9,322	1,217,267
Monolithic Power Systems, Inc.	8,241	6,771,465
NVIDIA Corp.	4,233,217	522,971,628
NXP Semiconductors NV	44,411	11,950,556
ON Semiconductor Corp. (a)	75,090	5,147,420
Onto Innovation, Inc. (a)	7,862	1,726,181
PDF Solutions, Inc. (a)	5,391	196,125
Photronics, Inc. (a)	11,291	278,549
Power Integrations, Inc.	8,896	624,410
Qorvo, Inc. (a)	16,747	1,943,322
QUALCOMM, Inc.	191,634	38,169,660
Rambus, Inc. (a)	20,331	1,194,650
Semtech Corp. (a) (b)	11,096	331,548
Silicon Laboratories, Inc. (a)	5,512	609,793
SiTime Corp. (a) (b)	2,543	316,298
Skyworks Solutions, Inc.	28,452	3,032,414
SMART Global Holdings, Inc. (a) (b)	5,489	125,533
SolarEdge Technologies, Inc. (a) (b)	8,924	225,420
Synaptics, Inc. (a) (b)	6,299	555,572
Teradyne, Inc.	26,370	3,910,407
Texas Instruments, Inc.	156,476	30,439,276
Ultra Clean Holdings, Inc. (a)	6,595	323,155
Universal Display Corp.	7,552	1,587,808
Veeco Instruments, Inc. (a) (b)	8,542	398,997
Wolfspeed, Inc. (a) (b)	18,830	428,571
		967,805,884
SOFTWARE — 10.3%
A10 Networks, Inc.	10,467	144,968
ACI Worldwide, Inc. (a)	20,276	802,727
Adeia, Inc.	16,710	186,901
Adobe, Inc. (a)	76,869	42,703,804
Agilysys, Inc. (a)	3,040	316,586
Alarm.com Holdings, Inc. (a)	7,298	463,715
Altair Engineering, Inc. Class A (a) (b)	9,812	962,361
ANSYS, Inc. (a)	14,911	4,793,887
Appfolio, Inc. Class A (a)	3,525	862,109
Aspen Technology, Inc. (a) (b)	4,897	972,691
Autodesk, Inc. (a)	36,831	9,113,831
Blackbaud, Inc. (a)	8,601	655,138
BlackLine, Inc. (a)	8,772	425,003
Box, Inc. Class A (a)	24,740	654,126
Cadence Design Systems, Inc. (a)	46,800	14,402,700

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CommVault Systems, Inc. (a)	8,434	$1,025,321
Crowdstrike Holdings, Inc. Class A (a)	39,745	15,229,887
Dolby Laboratories, Inc. Class A	10,336	818,921
DoubleVerify Holdings, Inc. (a)	21,739	423,258
Dropbox, Inc. Class A (a)	47,170	1,059,910
Dynatrace, Inc. (a)	41,025	1,835,459
Envestnet, Inc. (a)	9,385	587,407
Fair Isaac Corp. (a)	4,346	6,469,716
Fortinet, Inc. (a)	109,823	6,619,032
Gen Digital, Inc.	101,416	2,533,372
InterDigital, Inc. (b)	5,242	611,008
Intuit, Inc.	48,238	31,702,496
LiveRamp Holdings, Inc. (a)	11,514	356,243
Manhattan Associates, Inc. (a)	10,823	2,669,818
Marathon Digital Holdings, Inc. (a) (b)	38,389	762,022
Microsoft Corp.	1,279,045	571,669,163
N-able, Inc. (a)	11,775	179,333
NCR Voyix Corp. (a) (b)	22,806	281,654
Oracle Corp.	271,728	38,367,994
Palo Alto Networks, Inc. (a)	53,527	18,146,188
Progress Software Corp. (b)	8,113	440,211
PTC, Inc. (a)	20,524	3,728,595
Qualys, Inc. (a)	5,683	810,396
Roper Technologies, Inc.	18,051	10,174,627
Salesforce, Inc.	168,054	43,206,683
ServiceNow, Inc. (a)	35,308	27,775,744
Sprinklr, Inc. Class A (a) (b)	18,383	176,844
SPS Commerce, Inc. (a)	5,838	1,098,478
Synopsys, Inc. (a)	26,080	15,519,165
Teradata Corp. (a)	18,555	641,261
Tyler Technologies, Inc. (a)	7,015	3,527,002
		885,907,755
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	79,847	15,520,660
Crown Castle, Inc. REIT	74,258	7,255,007
CubeSmart REIT	38,990	1,761,178
Digital Realty Trust, Inc. REIT	52,336	7,957,689
EPR Properties REIT	12,866	540,115
Equinix, Inc. REIT	16,189	12,248,597
Extra Space Storage, Inc. REIT	35,431	5,506,332
Four Corners Property Trust, Inc. REIT	12,617	311,261
Gaming & Leisure Properties, Inc. REIT	45,430	2,053,890
Iron Mountain, Inc. REIT	49,856	4,468,095
Lamar Advertising Co. Class A REIT	15,254	1,823,311
National Storage Affiliates Trust REIT	13,251	546,206
Outfront Media, Inc. REIT	18,930	270,699
PotlatchDeltic Corp. REIT (b)	11,725	461,848
Public Storage REIT	27,300	7,852,845
Rayonier, Inc. REIT	24,316	707,352
Safehold, Inc. REIT (b)	5,637	108,738
Security Description	Shares	Value
SBA Communications Corp. REIT	18,734	$3,677,484
Uniti Group, Inc. REIT (b)	33,734	98,503
VICI Properties, Inc. REIT	172,288	4,934,328
Weyerhaeuser Co. REIT	127,985	3,633,494
		81,737,632
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	8,824	1,569,260
Academy Sports & Outdoors, Inc. (b)	14,934	795,235
Advance Auto Parts, Inc. (b)	11,463	725,952
American Eagle Outfitters, Inc.	27,421	547,323
Asbury Automotive Group, Inc. (a) (b)	3,294	750,604
AutoNation, Inc. (a)	4,708	750,361
AutoZone, Inc. (a)	3,005	8,907,120
Bath & Body Works, Inc.	41,048	1,602,924
Best Buy Co., Inc.	34,797	2,933,039
Boot Barn Holdings, Inc. (a) (b)	3,535	455,768
Buckle, Inc. (b)	5,033	185,919
Burlington Stores, Inc. (a)	11,200	2,688,000
Caleres, Inc.	8,304	279,014
CarMax, Inc. (a) (b)	28,564	2,094,884
Designer Brands, Inc. Class A (b)	13,456	91,904
Dick's Sporting Goods, Inc.	11,096	2,383,976
Five Below, Inc. (a)	9,549	1,040,554
Floor & Decor Holdings, Inc. Class A (a) (b)	18,393	1,828,448
Foot Locker, Inc.	17,100	426,132
GameStop Corp. Class A (a) (b)	40,336	995,896
Gap, Inc. (b)	36,157	863,791
Group 1 Automotive, Inc.	2,431	722,688
Guess?, Inc.	6,329	129,112
Haverty Furniture Cos., Inc.	2,938	74,302
Hibbett, Inc. (b)	2,837	247,415
Home Depot, Inc.	172,222	59,285,701
Leslie's, Inc. (a) (b)	25,960	108,772
Lithia Motors, Inc. (b)	4,943	1,247,860
Lowe's Cos., Inc.	99,394	21,912,401
MarineMax, Inc. (a) (b)	3,071	99,408
Monro, Inc.	5,944	141,824
Murphy USA, Inc.	2,945	1,382,560
National Vision Holdings, Inc. (a)	14,126	184,909
ODP Corp. (a) (b)	7,561	296,920
O'Reilly Automotive, Inc. (a)	10,236	10,809,830
Penske Automotive Group, Inc.	4,101	611,131
RH (a) (b)	2,704	660,966
Ross Stores, Inc.	57,558	8,364,329
Sally Beauty Holdings, Inc. (a) (b)	22,442	240,803
Shoe Carnival, Inc. (b)	4,237	156,303
Signet Jewelers Ltd. (b)	8,897	796,993
Sonic Automotive, Inc. Class A	3,944	214,830
TJX Cos., Inc.	196,918	21,680,672

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Tractor Supply Co.	18,742	$5,060,340
Ulta Beauty, Inc. (a)	8,458	3,263,688
Upbound Group, Inc.	6,988	214,532
Urban Outfitters, Inc. (a)	11,435	469,407
Valvoline, Inc. (a)	23,873	1,031,314
Victoria's Secret & Co. (a) (b)	13,477	238,139
Williams-Sonoma, Inc. (b)	11,065	3,124,424
		174,687,677
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.5%
Apple, Inc.	2,480,538	522,450,914
Corsair Gaming, Inc. (a)	5,811	64,153
Hewlett Packard Enterprise Co.	221,499	4,689,134
HP, Inc.	149,730	5,243,545
NetApp, Inc.	35,921	4,626,625
Pure Storage, Inc. Class A (a)	50,540	3,245,173
Seagate Technology Holdings PLC	34,355	3,547,841
Super Micro Computer, Inc. (a) (b)	7,955	6,517,929
Western Digital Corp. (a)	53,381	4,044,678
Xerox Holdings Corp. (b)	26,961	313,287
		554,743,279
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	20,051	663,287
Carter's, Inc. (b)	7,671	475,372
Columbia Sportswear Co. (b)	5,460	431,777
Crocs, Inc. (a)	11,465	1,673,202
Deckers Outdoor Corp. (a)	4,256	4,119,595
G-III Apparel Group Ltd. (a)	8,606	232,964
Hanesbrands, Inc. (a) (b)	59,691	294,277
Kontoor Brands, Inc.	8,099	535,749
Lululemon Athletica, Inc. (a)	19,908	5,946,520
Movado Group, Inc. (b)	2,911	72,367
NIKE, Inc. Class B	210,787	15,887,016
Oxford Industries, Inc. (b)	2,911	291,537
PVH Corp.	10,418	1,102,954
Ralph Lauren Corp.	6,871	1,202,837
Skechers USA, Inc. Class A (a)	22,188	1,533,635
Steven Madden Ltd. (b)	13,420	567,666
Tapestry, Inc.	37,427	1,601,501
Under Armour, Inc. Class A (a) (b)	34,370	229,248
Under Armour, Inc. Class C (a) (b)	34,220	223,457
VF Corp. (b)	55,195	745,132
Wolverine World Wide, Inc. (b)	13,883	187,698
		38,017,791
TOBACCO — 0.5%
Altria Group, Inc.	306,270	13,950,599
Philip Morris International, Inc.	267,398	27,095,439
Universal Corp.	3,080	148,425
Vector Group Ltd.	21,249	224,602
		41,419,065
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	17,840	$847,935
Applied Industrial Technologies, Inc.	7,017	1,361,298
Boise Cascade Co.	6,644	792,098
Core & Main, Inc. Class A (a)	20,965	1,026,027
DNOW, Inc. (a)	12,331	169,305
DXP Enterprises, Inc. (a)	2,724	124,868
Fastenal Co.	98,537	6,192,065
GATX Corp.	5,820	770,335
GMS, Inc. (a)	6,425	517,919
MSC Industrial Direct Co., Inc. Class A (b)	7,988	633,528
Rush Enterprises, Inc. Class A	10,560	442,147
United Rentals, Inc.	11,829	7,650,169
Watsco, Inc. (b)	5,590	2,589,512
WESCO International, Inc.	7,820	1,239,626
WW Grainger, Inc.	7,710	6,956,271
		31,313,103
WATER UTILITIES — 0.1%
American States Water Co.	6,077	441,008
American Water Works Co., Inc.	33,597	4,339,389
California Water Service Group	9,016	437,186
Essential Utilities, Inc.	38,677	1,443,812
Middlesex Water Co.	2,901	151,606
SJW Group	4,672	253,316
		7,066,317
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	11,523	110,852
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	18,285	379,048
T-Mobile U.S., Inc.	87,694	15,449,929
		15,941,288
TOTAL COMMON STOCKS (Cost $5,970,971,317)		8,567,094,258
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	5,175,258	5,176,810
State Street Navigator Securities Lending Portfolio II (d) (i)	52,623,778	52,623,778
TOTAL SHORT-TERM INVESTMENTS (Cost $57,800,322)		57,800,588
TOTAL INVESTMENTS — 100.5% (Cost $6,028,771,639)		8,624,894,846
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(46,616,489)
NET ASSETS — 100.0%		$8,578,278,357

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	33	09/20/2024	$9,079,171	$9,110,475	$31,304

During the year ended June 30, 2024, the average notional value related to futures contracts was $22,302,298.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,567,092,797	$1,461	$0(a)	$8,567,094,258
Short-Term Investments	57,800,588	—	—	57,800,588
TOTAL INVESTMENTS	$8,624,893,385	$1,461	$0	$8,624,894,846
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$31,304	$—	$—	$31,304
TOTAL OTHER FINANCIAL INSTRUMENTS:	$31,304	$—	$—	$31,304
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	56,455	$4,131,377	$495,453	$600,283	$(116,157)	$155,392	54,943	$4,065,782	$110,980
State Street Institutional Liquid Reserves Fund, Premier Class	9,420,116	9,422,000	199,609,014	203,847,745	(5,062)	(1,397)	5,175,258	5,176,810	1,260,973
State Street Navigator Securities Lending Portfolio II	28,869,269	28,869,269	534,095,756	510,341,247	—	—	52,623,778	52,623,778	189,499
Total		$42,422,646	$734,200,223	$714,789,275	$(121,219)	$153,995		$61,866,370	$1,561,452
See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
General Dynamics Corp.	55	$15,958
Huntington Ingalls Industries, Inc.	11	2,710
L3Harris Technologies, Inc.	49	11,004
Lockheed Martin Corp.	53	24,756
Northrop Grumman Corp.	36	15,694
		70,122
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	32	2,820
FedEx Corp.	62	18,590
United Parcel Service, Inc. Class B	182	24,907
		46,317
AUTO COMPONENTS — 0.0% (a)
LCI Industries	17	1,757
BANKS — 10.2%
Associated Banc-Corp.	99	2,094
Atlantic Union Bankshares Corp.	53	1,741
Bank of Hawaii Corp.	29	1,659
Bank of New York Mellon Corp.	501	30,005
Bank OZK	68	2,788
BankUnited, Inc.	50	1,463
Banner Corp.	23	1,142
Cadence Bank	121	3,422
Cathay General Bancorp	52	1,961
Citigroup, Inc.	1,262	80,086
Citizens Financial Group, Inc.	318	11,457
Columbia Banking System, Inc.	139	2,765
Comerica, Inc.	91	4,645
Community Financial System, Inc.	38	1,794
Cullen/Frost Bankers, Inc.	41	4,167
CVB Financial Corp.	90	1,552
Fifth Third Bancorp	450	16,420
First Financial Bancorp	62	1,378
First Hawaiian, Inc.	84	1,744
First Horizon Corp.	380	5,993
FNB Corp.	244	3,338
Fulton Financial Corp.	112	1,902
Glacier Bancorp, Inc.	77	2,874
Goldman Sachs Group, Inc.	211	95,439
Huntington Bancshares, Inc.	979	12,903
Independent Bank Corp.	29	1,471
KeyCorp	665	9,450
M&T Bank Corp.	108	16,347
Morgan Stanley	827	80,376
Northern Trust Corp.	142	11,925
Old National Bancorp	203	3,489
PNC Financial Services Group, Inc.	268	41,669
Prosperity Bancshares, Inc.	65	3,974
Regions Financial Corp.	664	13,306
Simmons First National Corp. Class A	85	1,494
State Street Corp. (b)	206	15,244
Synovus Financial Corp.	105	4,220
Truist Financial Corp.	880	34,188
Security Description	Shares	Value
Trustmark Corp.	41	$1,232
U.S. Bancorp	1,117	44,345
United Bankshares, Inc.	91	2,952
United Community Banks, Inc.	79	2,011
Valley National Bancorp	283	1,975
WaFd, Inc.	46	1,315
Webster Financial Corp.	129	5,623
Zions Bancorp NA	102	4,424
		595,762
BEVERAGES — 2.6%
Coca-Cola Co.	1,224	77,908
PepsiCo, Inc.	438	72,239
		150,147
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	482	82,673
Amgen, Inc.	141	44,055
Gilead Sciences, Inc.	347	23,808
		150,536
BUILDING PRODUCTS — 0.2%
A O Smith Corp.	32	2,617
Allegion PLC	23	2,717
Masco Corp.	61	4,067
Owens Corning	22	3,822
		13,223
CAPITAL MARKETS — 0.6%
Federated Hermes, Inc.	55	1,808
Franklin Resources, Inc.	219	4,895
Janus Henderson Group PLC	90	3,034
Jefferies Financial Group, Inc.	111	5,523
T Rowe Price Group, Inc.	160	18,450
		33,710
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	124	31,998
Ashland, Inc.	28	2,646
Avient Corp.	50	2,183
Cabot Corp.	30	2,757
Celanese Corp.	60	8,093
CF Industries Holdings, Inc.	109	8,079
Chemours Co.	79	1,783
Eastman Chemical Co.	66	6,466
FMC Corp.	73	4,201
LyondellBasell Industries NV Class A	141	13,488
NewMarket Corp.	4	2,062
PPG Industries, Inc.	142	17,876
RPM International, Inc.	77	8,291
Scotts Miracle-Gro Co.	24	1,562
Sensient Technologies Corp.	22	1,632
		113,117
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	16	809
Brady Corp. Class A	12	792

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Republic Services, Inc.	52	$10,106
Waste Management, Inc.	95	20,267
		31,974
COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	3,182	151,177
Juniper Networks, Inc.	253	9,224
		160,401
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	183	7,260
Navient Corp.	56	815
		8,075
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Sysco Corp.	164	11,708
Target Corp.	153	22,650
		34,358
CONTAINERS & PACKAGING — 0.7%
Amcor PLC	833	8,147
Avery Dennison Corp.	46	10,058
Graphic Packaging Holding Co.	179	4,691
Packaging Corp. of America	53	9,676
Sealed Air Corp.	92	3,201
Silgan Holdings, Inc.	46	1,947
Sonoco Products Co.	55	2,789
		40,509
DISTRIBUTORS — 0.2%
Genuine Parts Co.	83	11,481
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	90	4,881
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.6%
Cogent Communications Holdings, Inc.	102	5,757
Verizon Communications, Inc.	10,602	437,226
		442,983
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	18	1,122
American Electric Power Co., Inc.	162	14,214
Duke Energy Corp.	232	23,254
Edison International	117	8,402
Entergy Corp.	64	6,848
Evergy, Inc.	72	3,814
Eversource Energy	106	6,011
Exelon Corp.	303	10,487
FirstEnergy Corp.	160	6,123
OGE Energy Corp.	62	2,214
Pinnacle West Capital Corp.	35	2,673
Portland General Electric Co.	30	1,297
Southern Co.	325	25,210
		111,669
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. PLC	101	$31,668
Emerson Electric Co.	149	16,414
nVent Electric PLC	44	3,371
Rockwell Automation, Inc.	31	8,534
		59,987
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Avnet, Inc.	70	3,604
Corning, Inc.	609	23,660
Hubbell, Inc.	14	5,117
TE Connectivity Ltd.	237	35,652
Vishay Intertechnology, Inc.	101	2,252
		70,285
FINANCIAL SERVICES — 0.1%
Radian Group, Inc.	110	3,421
Western Union Co.	240	2,933
		6,354
FOOD PRODUCTS — 0.6%
Campbell Soup Co.	61	2,756
Conagra Brands, Inc.	141	4,007
Flowers Foods, Inc.	57	1,265
General Mills, Inc.	176	11,134
Hormel Foods Corp.	89	2,714
Ingredion, Inc.	21	2,409
J M Smucker Co.	35	3,816
Kellanova	82	4,730
Tyson Foods, Inc. Class A	86	4,914
		37,745
GAS UTILITIES — 0.1%
National Fuel Gas Co.	29	1,572
ONE Gas, Inc.	17	1,085
Southwest Gas Holdings, Inc.	19	1,337
Spire, Inc.	17	1,032
UGI Corp.	62	1,420
		6,446
GROUND TRANSPORTATION — 0.9%
Norfolk Southern Corp.	59	12,667
Ryder System, Inc.	11	1,363
Union Pacific Corp.	160	36,201
Werner Enterprises, Inc.	18	645
		50,876
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	466	48,422
Baxter International, Inc.	135	4,516
Becton Dickinson & Co.	78	18,229
Dentsply Sirona, Inc.	57	1,420
Medtronic PLC	362	28,493
		101,080

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cardinal Health, Inc.	67	$6,587
Cigna Group	77	25,454
CVS Health Corp.	374	22,088
Patterson Cos., Inc.	22	531
Quest Diagnostics, Inc.	28	3,833
UnitedHealth Group, Inc.	239	121,713
		180,206
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	98	2,460
Omega Healthcare Investors, Inc. REIT	186	6,370
		8,830
HOTELS, RESTAURANTS & LEISURE — 3.0%
McDonald's Corp.	459	116,971
Papa John's International, Inc.	21	987
Starbucks Corp.	732	56,986
		174,944
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	100	16,292
Whirlpool Corp.	39	3,986
		20,278
HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	40	5,459
Energizer Holdings, Inc.	21	620
Kimberly-Clark Corp.	100	13,820
		19,899
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	174	37,156
INSURANCE — 1.9%
Cincinnati Financial Corp.	106	12,518
Fidelity National Financial, Inc.	178	8,797
First American Financial Corp.	71	3,830
Lincoln National Corp.	124	3,856
MetLife, Inc.	414	29,059
Old Republic International Corp.	174	5,377
Principal Financial Group, Inc.	153	12,003
Prudential Financial, Inc.	249	29,180
Unum Group	124	6,338
		110,958
IT SERVICES — 4.8%
Accenture PLC Class A	520	157,773
International Business Machines Corp.	727	125,735
		283,508
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	80	4,680
Polaris, Inc.	38	2,976
		7,656
Security Description	Shares	Value
MACHINERY — 2.4%
Barnes Group, Inc.	13	$538
Caterpillar, Inc.	130	43,303
Cummins, Inc.	35	9,693
Deere & Co.	68	25,407
Donaldson Co., Inc.	31	2,218
Dover Corp.	36	6,496
Flowserve Corp.	32	1,539
Hillenbrand, Inc.	18	720
Illinois Tool Works, Inc.	73	17,298
Kennametal, Inc.	20	471
Lincoln Electric Holdings, Inc.	15	2,830
Oshkosh Corp.	17	1,840
Parker-Hannifin Corp.	33	16,692
Snap-on, Inc.	15	3,921
Stanley Black & Decker, Inc.	41	3,276
Timken Co.	17	1,362
Toro Co.	28	2,618
Trinity Industries, Inc.	21	628
		140,850
MEDIA — 0.7%
Interpublic Group of Cos., Inc.	962	27,984
Nexstar Media Group, Inc.	81	13,447
		41,431
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Arbor Realty Trust, Inc. REIT	124	1,779
Blackstone Mortgage Trust, Inc. Class A REIT	118	2,055
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	81	2,398
Starwood Property Trust, Inc. REIT	202	3,826
		10,058
MULTI-UTILITIES — 0.2%
Avista Corp.	23	796
Black Hills Corp.	21	1,142
Northwestern Energy Group, Inc.	19	951
WEC Energy Group, Inc.	97	7,611
		10,500
OFFICE REITs — 0.2%
Boston Properties, Inc. REIT	110	6,772
COPT Defense Properties REIT	86	2,152
Highwoods Properties, Inc. REIT	80	2,102
Kilroy Realty Corp. REIT	85	2,649
		13,675
OIL, GAS & CONSUMABLE FUELS — 3.7%
Chevron Corp.	403	63,037
DT Midstream, Inc.	22	1,563
Exxon Mobil Corp.	915	105,335
Kinder Morgan, Inc.	456	9,061
ONEOK, Inc.	139	11,335

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Phillips 66	106	$14,964
Valero Energy Corp.	83	13,011
		218,306
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	598	10,872
PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	573	23,797
Johnson & Johnson	647	94,566
Merck & Co., Inc.	670	82,946
Organon & Co.	66	1,366
Perrigo Co. PLC	36	924
Pfizer, Inc.	1,513	42,334
		245,933
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	105	25,063
Broadridge Financial Solutions, Inc.	31	6,107
Insperity, Inc.	9	821
Korn Ferry	14	940
Leidos Holdings, Inc.	35	5,106
ManpowerGroup, Inc.	13	907
Maximus, Inc.	16	1,371
Paychex, Inc.	82	9,722
Robert Half, Inc.	30	1,919
		51,956
RESIDENTIAL REITs — 0.7%
Equity Residential REIT	253	17,543
Mid-America Apartment Communities, Inc. REIT	88	12,550
UDR, Inc. REIT	224	9,217
		39,310
RETAIL REITs — 0.8%
Agree Realty Corp. REIT	73	4,522
Federal Realty Investment Trust REIT	53	5,351
NNN REIT, Inc.	140	5,964
Realty Income Corp. REIT	618	32,643
		48,480
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.6%
Analog Devices, Inc.	391	89,250
Broadcom, Inc.	354	568,357
Microchip Technology, Inc.	426	38,979
QUALCOMM, Inc.	887	176,673
Skyworks Solutions, Inc.	133	14,175
Texas Instruments, Inc.	726	141,229
		1,028,663
SOFTWARE — 3.3%
Dolby Laboratories, Inc. Class A	48	3,803
InterDigital, Inc.	21	2,448
Oracle Corp.	1,319	186,243
		192,494
Security Description	Shares	Value
SPECIALIZED REITs — 0.8%
Crown Castle, Inc. REIT	353	$34,488
CubeSmart REIT	180	8,131
Four Corners Property Trust, Inc. REIT	69	1,702
National Storage Affiliates Trust REIT	63	2,597
		46,918
SPECIALTY RETAIL — 6.2%
Best Buy Co., Inc.	131	11,042
Dick's Sporting Goods, Inc.	39	8,379
Home Depot, Inc.	700	240,968
Lowe's Cos., Inc.	390	85,980
Tractor Supply Co.	69	18,630
		364,999
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Hewlett Packard Enterprise Co.	1,038	21,975
HP, Inc.	722	25,284
NetApp, Inc.	165	21,252
Seagate Technology Holdings PLC	158	16,317
		84,828
TOBACCO — 1.2%
Altria Group, Inc.	560	25,508
Philip Morris International, Inc.	454	46,004
		71,512
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	166	10,431
GATX Corp.	10	1,324
MSC Industrial Direct Co., Inc. Class A	12	952
Watsco, Inc.	8	3,706
		16,413
TOTAL COMMON STOCKS (Cost $5,345,892)		5,834,428

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d) (Cost $10,655)	10,652	10,656
TOTAL INVESTMENTS — 99.9% (Cost $5,356,547)		5,845,084
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,339
NET ASSETS — 100.0%		$5,852,423

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,834,428	$—	$—	$5,834,428
Short-Term Investment	10,656	—	—	10,656
TOTAL INVESTMENTS	$5,845,084	$—	$—	$5,845,084

Affiliate Table
	Number of Shares Held at 9/12/23*	Value at 9/12/23*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	—	$—	$15,936	$911	$(69)	$288	206	$15,244	$253
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	193,115	182,460	—	1	10,652	10,656	441
Total		$—	$209,051	$183,371	$(69)	$289		$25,900	$694
*	Commencement of operations.
See accompanying notes to financial statements.
66

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	654,785	$47,602,870
AeroVironment, Inc. (a) (b)	455,952	83,056,216
Archer Aviation, Inc. Class A (a) (b)	7,112,685	25,036,651
Astronics Corp. (a)	238,258	4,772,308
Axon Enterprise, Inc. (a)	335,713	98,780,193
Boeing Co. (a)	553,614	100,763,284
BWX Technologies, Inc.	1,097,508	104,263,260
Cadre Holdings, Inc. (b)	656,159	22,020,696
Curtiss-Wright Corp.	368,639	99,893,796
Ducommun, Inc. (a)	158,317	9,191,885
General Dynamics Corp.	336,346	97,587,428
HEICO Corp. (b)	435,845	97,459,300
Hexcel Corp.	1,576,532	98,454,423
Howmet Aerospace, Inc.	1,243,212	96,510,548
Huntington Ingalls Industries, Inc.	411,554	101,378,097
Kratos Defense & Security Solutions, Inc. (a)	2,380,222	47,628,242
L3Harris Technologies, Inc.	451,277	101,347,789
Leonardo DRS, Inc. (a) (b)	1,089,412	27,790,900
Lockheed Martin Corp.	214,119	100,014,985
Mercury Systems, Inc. (a) (b)	983,822	26,553,356
Moog, Inc. Class A	238,587	39,915,605
National Presto Industries, Inc.	84,556	6,352,692
Northrop Grumman Corp.	231,411	100,883,625
Rocket Lab USA, Inc. (a) (b)	8,906,607	42,751,714
RTX Corp.	941,563	94,523,510
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	3,343,752	109,909,128
Textron, Inc.	1,151,192	98,841,345
TransDigm Group, Inc.	75,797	96,839,005
Triumph Group, Inc. (a) (b)	1,387,015	21,373,901
V2X, Inc. (a)	179,786	8,622,537
Security Description	Shares	Value
Virgin Galactic Holdings, Inc. (a) (b)	777,086	$6,550,835
Woodward, Inc.	544,915	95,022,278
TOTAL COMMON STOCKS (Cost $1,758,495,007)		2,111,692,402
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	2,708,743	2,709,555
State Street Navigator Securities Lending Portfolio II (e) (f)	160,660,356	160,660,356
TOTAL SHORT-TERM INVESTMENTS (Cost $163,369,699)		163,369,911
TOTAL INVESTMENTS — 107.6% (Cost $1,921,864,706)		2,275,062,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(160,946,455)
NET ASSETS — 100.0%		$2,114,115,858

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,111,692,402	$—	$—	$2,111,692,402
Short-Term Investments	163,369,911	—	—	163,369,911
TOTAL INVESTMENTS	$2,275,062,313	$—	$—	$2,275,062,313
See accompanying notes to financial statements.
67

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,402,370	$1,402,650	$62,461,655	$61,154,756	$(85)	$91	2,708,743	$2,709,555	$166,747
State Street Navigator Securities Lending Portfolio II	76,645,226	76,645,226	1,016,622,056	932,606,926	—	—	160,660,356	160,660,356	1,459,511
Virgin Galactic Holdings, Inc.	15,261,096	59,213,052	58,446,128	3,637,682	(10,290,184)	—*	—	—*	—
Total		$137,260,928	$1,137,529,839	$997,399,364	$(10,290,269)	$91		$163,369,911	$1,626,258
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2024.
*	As of June 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
68

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 86.3%
Ameris Bancorp	335,490	$16,891,922
Associated Banc-Corp.	784,877	16,600,149
Atlantic Union Bankshares Corp. (a)	456,124	14,983,673
Axos Financial, Inc. (b)	300,372	17,166,260
Banc of California, Inc. (a)	1,222,549	15,624,176
Bancorp, Inc. (b)	479,168	18,093,384
Bank of America Corp.	400,041	15,909,631
Bank of Hawaii Corp. (a)	280,611	16,053,755
Bank of New York Mellon Corp.	270,552	16,203,359
Bank OZK	414,729	17,003,889
BankUnited, Inc.	580,317	16,985,879
Banner Corp.	222,749	11,057,260
BOK Financial Corp.	179,851	16,481,546
Cadence Bank (a)	582,902	16,484,469
Cathay General Bancorp (a)	435,092	16,411,670
Citigroup, Inc.	264,582	16,790,374
Citizens Financial Group, Inc.	460,742	16,600,534
Columbia Banking System, Inc.	853,129	16,968,736
Comerica, Inc.	335,272	17,112,283
Commerce Bancshares, Inc.	296,460	16,536,539
Community Financial System, Inc.	339,700	16,037,237
Cullen/Frost Bankers, Inc.	165,186	16,787,853
CVB Financial Corp.	954,131	16,449,218
East West Bancorp, Inc. (a)	226,157	16,561,477
Eastern Bankshares, Inc.	1,019,645	14,254,637
Fifth Third Bancorp	445,699	16,263,557
First BanCorp	916,911	16,770,302
First Citizens BancShares, Inc. Class A	9,617	16,191,277
First Financial Bancorp	427,323	9,495,117
First Financial Bankshares, Inc. (a)	564,254	16,662,421
First Hawaiian, Inc. (a)	798,452	16,575,864
First Horizon Corp.	1,100,038	17,347,599
First Interstate BancSystem, Inc. Class A	622,177	17,277,855
First Merchants Corp.	324,946	10,817,452
FNB Corp. (a)	1,234,079	16,882,201
Fulton Financial Corp.	990,378	16,816,618
Glacier Bancorp, Inc. (a)	444,942	16,605,235
Hancock Whitney Corp.	357,089	17,079,567
Hilltop Holdings, Inc.	319,717	10,000,748
Home BancShares, Inc.	687,886	16,481,749
Huntington Bancshares, Inc.	1,269,001	16,725,433
Independent Bank Corp.	333,203	16,900,056
Independent Bank Group, Inc.	306,766	13,963,988
International Bancshares Corp.	276,946	15,844,081
JPMorgan Chase & Co.	81,005	16,384,071
KeyCorp	1,174,963	16,696,224
Lakeland Financial Corp. (a)	126,478	7,780,927
M&T Bank Corp.	110,408	16,711,355
Security Description	Shares	Value
New York Community Bancorp, Inc. (a)	5,146,727	$16,572,461
Northern Trust Corp.	192,252	16,145,323
Old National Bancorp (a)	994,770	17,100,096
Pacific Premier Bancorp, Inc.	692,792	15,913,432
Pinnacle Financial Partners, Inc. (a)	209,329	16,754,693
PNC Financial Services Group, Inc.	103,894	16,153,439
Popular, Inc.	186,696	16,509,527
Prosperity Bancshares, Inc.	272,999	16,691,159
Regions Financial Corp.	841,690	16,867,468
Renasant Corp.	270,148	8,250,320
Seacoast Banking Corp. of Florida (a)	512,594	12,117,722
ServisFirst Bancshares, Inc. (a)	207,378	13,104,216
Simmons First National Corp. Class A	592,270	10,412,107
SouthState Corp.	220,161	16,824,704
Synovus Financial Corp. (a)	429,127	17,246,614
Texas Capital Bancshares, Inc. (b)	275,203	16,825,911
Triumph Financial, Inc. (a) (b)	187,931	15,363,359
Truist Financial Corp.	443,307	17,222,477
Trustmark Corp.	322,292	9,681,652
U.S. Bancorp	404,261	16,049,162
UMB Financial Corp. (a)	196,294	16,374,845
United Bankshares, Inc.	504,582	16,368,640
United Community Banks, Inc.	648,124	16,501,237
Valley National Bancorp (a)	2,407,598	16,805,034
WaFd, Inc.	526,818	15,056,458
Webster Financial Corp.	396,002	17,261,727
Wells Fargo & Co.	273,476	16,241,740
WesBanco, Inc.	244,369	6,820,339
Western Alliance Bancorp	268,012	16,836,514
Wintrust Financial Corp.	170,720	16,826,163
WSFS Financial Corp.	302,575	14,221,025
Zions Bancorp NA	385,217	16,706,861
		1,246,150,032
FINANCIAL SERVICES — 13.5%
Apollo Global Management, Inc.	135,476	15,995,651
Corebridge Financial, Inc.	553,705	16,123,890
Equitable Holdings, Inc.	395,601	16,164,257
Essent Group Ltd. (a)	286,136	16,077,982
Jackson Financial, Inc. Class A	226,843	16,845,361
MGIC Investment Corp.	767,605	16,541,888
Mr Cooper Group, Inc. (a) (b)	191,926	15,590,149
NMI Holdings, Inc. Class A (b)	494,099	16,819,130
PennyMac Financial Services, Inc.	171,669	16,239,887
Radian Group, Inc.	523,950	16,294,845
Voya Financial, Inc.	221,967	15,792,952

See accompanying notes to financial statements.
69

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Walker & Dunlop, Inc.	166,395	$16,339,989
		194,825,981
TOTAL COMMON STOCKS (Cost $1,528,835,573)		1,440,976,013
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	982,274	982,568
State Street Navigator Securities Lending Portfolio II (e) (f)	29,664,528	29,664,528
TOTAL SHORT-TERM INVESTMENTS (Cost $30,647,055)		30,647,096
TOTAL INVESTMENTS — 101.9% (Cost $1,559,482,628)		1,471,623,109
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(26,917,145)
NET ASSETS — 100.0%		$1,444,705,964

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,440,976,013	$—	$—	$1,440,976,013
Short-Term Investments	30,647,096	—	—	30,647,096
TOTAL INVESTMENTS	$1,471,623,109	$—	$—	$1,471,623,109

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	416,292	$416,375	$85,643,482	$85,077,288	$(42)	$41	982,274	$982,568	$76,637
State Street Navigator Securities Lending Portfolio II	61,218,060	61,218,060	691,730,294	723,283,826	—	—	29,664,528	29,664,528	141,015
Total		$61,634,435	$777,373,776	$808,361,114	$(42)	$41		$30,647,096	$217,652
See accompanying notes to financial statements.
70

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 99.8%
4D Molecular Therapeutics, Inc. (a)	959,765	$20,145,467
89bio, Inc. (a) (b)	1,441,600	11,547,216
AbbVie, Inc.	1,104,365	189,420,685
ACADIA Pharmaceuticals, Inc. (a)	3,064,200	49,793,250
ADMA Biologics, Inc. (a)	2,811,122	31,428,344
Agios Pharmaceuticals, Inc. (a)	771,858	33,282,517
Akero Therapeutics, Inc. (a)	1,215,466	28,514,832
Alector, Inc. (a) (b)	1,005,433	4,564,666
Alkermes PLC (a) (b)	2,897,436	69,828,208
Allogene Therapeutics, Inc. (a) (b)	4,189,650	9,761,885
Alnylam Pharmaceuticals, Inc. (a)	814,744	197,982,792
Altimmune, Inc. (a) (b)	2,225,729	14,801,098
Amgen, Inc.	623,375	194,773,519
Amicus Therapeutics, Inc. (a)	4,586,953	45,502,574
AnaptysBio, Inc. (a)	498,989	12,504,664
Anavex Life Sciences Corp. (a) (b)	2,253,063	9,507,926
Apellis Pharmaceuticals, Inc. (a)	2,430,484	93,233,366
Apogee Therapeutics, Inc. (a) (b)	751,645	29,577,231
Arcellx, Inc. (a) (b)	861,784	47,561,859
Arcturus Therapeutics Holdings, Inc. (a) (b)	783,578	19,080,124
Arcus Biosciences, Inc. (a) (b)	962,144	14,653,453
Arcutis Biotherapeutics, Inc. (a) (b)	2,606,243	24,238,060
Ardelyx, Inc. (a) (b)	6,455,508	47,835,314
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,471,818	38,252,550
ARS Pharmaceuticals, Inc. (a) (b)	899,796	7,657,264
Astria Therapeutics, Inc. (a) (b)	1,103,287	10,039,912
Avid Bioservices, Inc. (a) (b)	1,851,230	13,217,782
Avidity Biosciences, Inc. (a)	1,098,102	44,857,467
Beam Therapeutics, Inc. (a) (b)	1,660,024	38,894,362
BioCryst Pharmaceuticals, Inc. (a) (b)	4,677,931	28,909,614
Biogen, Inc. (a)	803,619	186,294,957
Biohaven Ltd. (a)	1,965,204	68,212,231
BioMarin Pharmaceutical, Inc. (a)	2,229,427	183,548,725
Blueprint Medicines Corp. (a) (b)	953,817	102,802,396
Bridgebio Pharma, Inc. (a)	2,728,067	69,101,937
C4 Therapeutics, Inc. (a) (b)	1,855,857	8,574,059
Cabaletta Bio, Inc. (a) (b)	1,040,333	7,781,691
Security Description	Shares	Value
CareDx, Inc. (a)	898,309	$13,950,739
Cargo Therapeutics, Inc. (a)	399,654	6,562,319
Catalyst Pharmaceuticals, Inc. (a)	1,863,178	28,860,627
Celldex Therapeutics, Inc. (a) (b)	1,200,220	44,420,142
Cerevel Therapeutics Holdings, Inc. (a)	1,841,026	75,279,553
CG oncology, Inc. (a)	511,985	16,163,366
Cogent Biosciences, Inc. (a) (b)	1,847,862	15,577,477
Corbus Pharmaceuticals Holdings, Inc. (a)	233,136	10,549,404
Crinetics Pharmaceuticals, Inc. (a)	1,126,548	50,458,085
CRISPR Therapeutics AG (a) (b)	1,833,667	99,036,355
Cullinan Therapeutics, Inc. (a) (b)	1,051,151	18,332,073
Cytokinetics, Inc. (a) (b)	2,634,007	142,710,499
Day One Biopharmaceuticals, Inc. (a) (b)	1,503,180	20,713,820
Denali Therapeutics, Inc. (a)	1,521,552	35,330,437
Disc Medicine, Inc. (a) (b)	240,927	10,858,580
Dynavax Technologies Corp. (a)	3,130,770	35,158,547
Dyne Therapeutics, Inc. (a)	1,460,159	51,529,011
Editas Medicine, Inc. (a) (b)	2,158,457	10,079,994
Exact Sciences Corp. (a) (b)	4,445,402	187,818,234
Exelixis, Inc. (a)	3,509,028	78,847,859
Fate Therapeutics, Inc. (a)	2,519,029	8,262,415
Geron Corp. (a) (b)	9,717,225	41,201,034
Gilead Sciences, Inc.	2,861,615	196,335,405
Halozyme Therapeutics, Inc. (a)	1,315,480	68,878,533
Heron Therapeutics, Inc. (a) (b)	2,586,991	9,054,469
Humacyte, Inc. (a) (b)	1,042,045	5,001,816
Ideaya Biosciences, Inc. (a)	1,206,800	42,370,748
ImmunityBio, Inc. (a) (b)	4,375,822	27,655,195
Immunome, Inc. (a)	1,165,513	14,102,707
Immunovant, Inc. (a) (b)	1,413,306	37,311,278
Incyte Corp. (a) (b)	2,840,599	172,197,111
Insmed, Inc. (a) (b)	1,127,200	75,522,400
Intellia Therapeutics, Inc. (a) (b)	2,094,751	46,880,527
Ionis Pharmaceuticals, Inc. (a)	1,696,059	80,834,172
Iovance Biotherapeutics, Inc. (a) (b)	6,766,302	54,265,742
Ironwood Pharmaceuticals, Inc. (a)	3,860,503	25,170,480
iTeos Therapeutics, Inc. (a)	359,452	5,334,268
Janux Therapeutics, Inc. (a)	775,957	32,504,839
Keros Therapeutics, Inc. (a)	578,076	26,418,073
Kiniksa Pharmaceuticals International PLC (a)	608,734	11,365,064
Krystal Biotech, Inc. (a) (b)	419,887	77,108,049

See accompanying notes to financial statements.
71

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Kura Oncology, Inc. (a)	1,251,337	$25,765,029
Kymera Therapeutics, Inc. (a) (b)	912,181	27,228,603
Madrigal Pharmaceuticals, Inc. (a) (b)	365,812	102,485,890
MannKind Corp. (a) (b)	3,519,145	18,369,937
MiMedx Group, Inc. (a)	1,387,693	9,616,712
Mirum Pharmaceuticals, Inc. (a) (b)	691,625	23,646,659
Moderna, Inc. (a) (b)	1,329,624	157,892,850
Morphic Holding, Inc. (a) (b)	748,919	25,515,670
Myriad Genetics, Inc. (a)	938,665	22,959,746
Natera, Inc. (a) (b)	1,650,254	178,706,006
Neurocrine Biosciences, Inc. (a)	1,210,526	166,653,114
Novavax, Inc. (a) (b)	2,630,262	33,299,117
Nurix Therapeutics, Inc. (a)	1,379,221	28,784,342
Nuvalent, Inc. Class A (a) (b)	649,760	49,290,794
Ocugen, Inc. (a) (b)	8,006,661	12,410,325
Olema Pharmaceuticals, Inc. (a) (b)	1,024,551	11,085,642
ORIC Pharmaceuticals, Inc. (a) (b)	1,167,178	8,251,948
Praxis Precision Medicines, Inc. (a)	415,505	17,185,287
Protagonist Therapeutics, Inc. (a)	756,052	26,197,202
Prothena Corp. PLC (a) (b)	974,477	20,113,205
PTC Therapeutics, Inc. (a)	1,009,082	30,857,728
Recursion Pharmaceuticals, Inc. Class A (a) (b)	3,996,545	29,974,088
Regeneron Pharmaceuticals, Inc. (a)	179,598	188,762,886
REGENXBIO, Inc. (a)	1,036,388	12,125,740
Relay Therapeutics, Inc. (a)	1,947,859	12,700,041
REVOLUTION Medicines, Inc. (a) (b)	1,864,500	72,361,245
Rhythm Pharmaceuticals, Inc. (a)	728,846	29,926,417
Rocket Pharmaceuticals, Inc. (a) (b)	1,181,723	25,442,496
Roivant Sciences Ltd. (a) (b)	8,332,440	88,073,891
Sage Therapeutics, Inc. (a) (b)	1,238,041	13,445,125
Sana Biotechnology, Inc. (a) (b)	3,419,219	18,668,936
Sarepta Therapeutics, Inc. (a) (b)	1,448,910	228,927,780
Savara, Inc. (a)	1,355,342	5,462,028
Scholar Rock Holding Corp. (a) (b)	1,335,852	11,127,647
Soleno Therapeutics, Inc. (a)	541,794	22,105,195
SpringWorks Therapeutics, Inc. (a) (b)	1,565,757	58,982,066
Spyre Therapeutics, Inc. (a)	674,012	15,846,022
Stoke Therapeutics, Inc. (a)	802,565	10,842,653
Summit Therapeutics, Inc. (a)	1,666,329	12,997,366
Syndax Pharmaceuticals, Inc. (a)	1,787,038	36,687,890
Security Description	Shares	Value
Tango Therapeutics, Inc. (a) (b)	728,281	$6,248,651
TG Therapeutics, Inc. (a) (b)	3,384,566	60,211,429
Travere Therapeutics, Inc. (a) (b)	1,830,945	15,050,368
Twist Bioscience Corp. (a) (b)	1,035,367	51,022,886
Ultragenyx Pharmaceutical, Inc. (a)	1,267,215	52,082,537
United Therapeutics Corp. (a)	646,256	205,864,849
Vaxcyte, Inc. (a)	950,960	71,806,990
Vera Therapeutics, Inc. (a)	1,222,972	44,247,127
Veracyte, Inc. (a)	1,105,869	23,964,181
Vericel Corp. (a) (b)	664,072	30,467,623
Vertex Pharmaceuticals, Inc. (a)	387,244	181,509,008
Verve Therapeutics, Inc. (a)	1,491,097	7,276,553
Viking Therapeutics, Inc. (a) (b)	3,370,530	178,671,795
Vir Biotechnology, Inc. (a) (b)	1,464,930	13,037,877
Viridian Therapeutics, Inc. (a)	1,456,140	18,944,381
Voyager Therapeutics, Inc. (a)	891,676	7,053,157
Xencor, Inc. (a)	959,361	18,160,704
Zentalis Pharmaceuticals, Inc. (a) (b)	1,674,270	6,847,764
		6,900,938,641
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c) (d)	161,959	—
OmniAb, Inc. (a) (b) (c) (d)	161,959	—
		—
PHARMACEUTICALS — 0.2%
Scilex Holding Co. (a)	5,938,524	11,461,351
TOTAL COMMON STOCKS (Cost $7,294,519,812)		6,912,399,992
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Inhibrx, Inc. (expiring 12/31/49) (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	3,275,805	3,276,788

See accompanying notes to financial statements.
72

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	531,386,578	$531,386,578
TOTAL SHORT-TERM INVESTMENTS (Cost $534,663,198)		534,663,366
TOTAL INVESTMENTS — 107.7% (Cost $7,831,211,579)		7,449,091,927
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(532,105,752)
NET ASSETS — 100.0%		$6,916,986,175

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,912,399,992	$—	$0(a)	$6,912,399,992
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	534,663,366	—	—	534,663,366
TOTAL INVESTMENTS	$7,447,063,358	$2,028,569	$0	$7,449,091,927
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
Akero Therapeutics, Inc.	1,353,167	$63,179,367	$192,990,969	$203,074,075	$(26,551,188)	$—*	—	$—*	$—
Altimmune, Inc.	—	—	105,350,592	65,577,764	(18,190,574)	—*	—	—*	—
Anavex Life Sciences Corp.	2,997,852	24,372,537	56,105,429	59,324,503	(22,190,400)	—*	—	—*	—
Arcturus Therapeutics Holdings, Inc.	1,355,141	38,865,444	84,068,598	97,859,487	3,988,144	—*	—	—*	—
Arcutis Biotherapeutics, Inc.	4,273,971	40,730,944	129,659,756	106,696,719	(63,645,853)	—*	—	—*	—
Ardelyx, Inc.	17,845,281	60,495,503	163,297,458	226,487,752	35,364,619	—*	—	—*	—
Avid Bioservices, Inc.	1,747,640	24,414,531	63,369,947	65,862,144	(17,255,756)	—*	—	—*	—
Avidity Biosciences, Inc.	4,685,206	51,958,935	67,558,476	114,349,317	(11,892,999)	—*	—	—*	—
BioCryst Pharmaceuticals, Inc.	8,336,123	58,686,306	146,246,844	175,015,178	(48,143,283)	—*	—	—*	—
Biomea Fusion, Inc.	1,170,948	25,702,309	121,470,209	91,691,747	(70,584,612)	—*	—	—*	—
Bioxcel Therapeutics, Inc.	1,689,894	11,254,694	4,045,254	9,448,684	(28,872,337)	—*	—	—*	—
Bluebird Bio, Inc.	14,087,477	46,347,799	49,571,728	73,135,025	(59,321,223)	—*	—	—*	—
C4 Therapeutics, Inc.	—	—	87,931,476	47,861,082	(23,994,246)	—*	—	—*	—
Cabaletta Bio, Inc.	—	—	108,781,892	71,101,993	(18,737,788)	—*	—	—*	—
CareDx, Inc.	2,931,817	24,920,444	64,454,540	91,917,331	(43,877,143)	—*	—	—*	—
Caribou Biosciences, Inc.	—	—	64,168,866	46,750,822	(17,418,044)	—*	—	—*	—
Catalyst Pharmaceuticals, Inc.	6,112,156	82,147,377	140,727,339	199,757,230	(5,976,109)	—*	—	—*	—
Cogent Biosciences, Inc.	1,763,107	20,875,187	76,701,674	84,821,243	(5,785,310)	—*	—	—*	—
Coherus Biosciences, Inc.	—	—	49,366,787	29,613,406	(19,753,381)	—*	—	—*	—
Editas Medicine, Inc.	4,917,317	40,469,519	102,984,709	115,150,108	(47,530,253)	—*	—	—*	—
Emergent BioSolutions, Inc	4,973,044	36,551,873	9,883,262	29,221,032	(134,709,741)	—*	—	—*	—
See accompanying notes to financial statements.
73

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
Fate Therapeutics, Inc.	8,165,594	$38,868,227	$72,809,254	$58,437,374	$(42,188,027)	$—*	—	$—*	$—
Intercept Pharmaceuticals, Inc.	3,524,818	38,984,487	29,555,939	88,870,439	1,962,232	—*	—	—*	—
Ironwood Pharmaceuticals, Inc.	6,200,001	65,968,011	174,393,581	182,886,019	(25,023,264)	—*	—	—*	—
Novavax, Inc	9,507,925	70,643,883	202,270,323	330,161,253	(84,793,048)	—*	—	—*	—
Replimune Group, Inc.	1,237,635	28,737,885	95,580,432	103,812,554	(16,594,854)	—*	—	—*	—
Sage Therapeutics, Inc.	1,185,757	55,754,294	173,925,041	153,935,155	(48,345,194)	—*	—	—*	—
Seres Therapeutics, Inc.	6,612,059	31,671,763	19,160,900	23,289,236	(34,555,205)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,170,348	2,170,782	535,668,017	534,568,351	6,172	168	3,275,805	3,276,788	373,007
State Street Navigator Securities Lending Portfolio II	633,689,418	633,689,418	3,132,769,993	3,235,072,833	—	—	531,386,578	531,386,578	14,286,900
Travere Therapeutics, Inc.	4,260,550	65,442,048	87,680,469	112,038,993	(58,517,691)	—*	—	—*	—
Twist Bioscience Corp.	3,537,498	72,377,209	154,141,596	247,101,239	15,524,907	—*	—	—*	—
uniQure NV	1,693,939	19,412,541	41,776,877	45,996,930	(31,833,856)	—*	—	—*	—
Viridian Therapeutics, Inc.	2,086,518	49,638,263	110,720,705	114,153,652	(32,094,786)	—*	—	—*	—
Total		$1,824,331,580	$6,719,188,932	$7,235,040,670	$(1,001,530,091)	$168		$534,663,366	$14,659,907
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2024.
*	As of June 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
74

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.0%
General Dynamics Corp.	625,832	$181,578,897
L3Harris Technologies, Inc.	955,257	214,531,617
Lockheed Martin Corp.	548,603	256,252,461
Northrop Grumman Corp.	299,937	130,757,535
		783,120,510
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	1,604,707	141,406,781
Expeditors International of Washington, Inc.	914,736	114,149,905
		255,556,686
BANKS — 2.2%
Bank OZK (a)	1,319,347	54,093,227
Commerce Bancshares, Inc. (a)	1,453,713	81,088,111
Community Financial System, Inc. (a)	730,392	34,481,806
Cullen/Frost Bankers, Inc. (a)	802,646	81,572,913
Prosperity Bancshares, Inc.	1,249,700	76,406,658
UMB Financial Corp. (a)	576,697	48,108,064
United Bankshares, Inc.	1,770,782	57,444,168
		433,194,947
BEVERAGES — 3.3%
Brown-Forman Corp. Class B (a)	2,402,006	103,742,639
Coca-Cola Co.	4,764,417	303,255,142
PepsiCo, Inc.	1,538,507	253,745,960
		660,743,741
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	1,829,690	313,828,429
BUILDING PRODUCTS — 1.0%
A O Smith Corp.	1,482,732	121,257,823
Carlisle Cos., Inc.	208,406	84,448,195
		205,706,018
CAPITAL MARKETS — 3.6%
FactSet Research Systems, Inc.	187,134	76,401,198
Franklin Resources, Inc.	4,233,516	94,619,082
S&P Global, Inc.	188,584	84,108,464
SEI Investments Co.	1,359,855	87,969,020
T Rowe Price Group, Inc.	3,099,531	357,406,920
		700,504,684
CHEMICALS — 5.3%
Air Products & Chemicals, Inc.	1,139,238	293,980,366
Albemarle Corp. (a)	968,891	92,548,468
Ecolab, Inc.	409,605	97,485,990
HB Fuller Co.	721,882	55,556,039
Linde PLC	245,182	107,588,314
PPG Industries, Inc.	1,253,444	157,796,065
RPM International, Inc.	1,306,603	140,695,011
Sherwin-Williams Co.	248,127	74,048,541
Stepan Co.	285,291	23,953,032
		1,043,651,826
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc. (a)	798,444	$40,377,313
Brady Corp. Class A	571,775	37,748,586
Cintas Corp.	107,492	75,272,348
MSA Safety, Inc.	465,544	87,377,953
Republic Services, Inc.	534,284	103,832,753
Waste Management, Inc.	614,215	131,036,628
		475,645,581
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Casey's General Stores, Inc.	157,108	59,946,128
Sysco Corp.	2,916,743	208,226,283
Target Corp.	1,358,654	201,135,138
Walmart, Inc.	2,126,994	144,018,764
		613,326,313
CONTAINERS & PACKAGING — 1.8%
Amcor PLC	19,454,820	190,268,140
AptarGroup, Inc.	740,924	104,329,508
Sonoco Products Co.	1,282,957	65,071,579
		359,669,227
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,439,768	199,148,710
ELECTRIC UTILITIES — 10.0%
Alliant Energy Corp.	3,271,298	166,509,068
Edison International	4,866,941	349,495,033
Evergy, Inc.	2,982,974	158,008,133
Eversource Energy	4,397,295	249,370,600
NextEra Energy, Inc.	4,436,291	314,133,766
Southern Co.	4,854,779	376,585,207
Xcel Energy, Inc.	6,716,684	358,738,092
		1,972,839,899
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	1,536,815	169,295,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	323,843	60,348,143
FINANCIAL SERVICES — 0.6%
Jack Henry & Associates, Inc.	693,083	115,065,640
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	4,695,229	283,826,593
Flowers Foods, Inc.	2,348,946	52,146,601
Hormel Foods Corp.	3,657,474	111,516,382
J M Smucker Co.	1,442,777	157,320,404
Lancaster Colony Corp.	287,547	54,337,757
McCormick & Co., Inc.	2,656,399	188,444,945
		847,592,682
GAS UTILITIES — 2.6%
Atmos Energy Corp.	1,936,778	225,925,154
Chesapeake Utilities Corp. (a)	286,957	30,474,833
National Fuel Gas Co.	1,170,326	63,419,966
New Jersey Resources Corp.	1,234,176	52,748,682
ONE Gas, Inc. (a)	705,077	45,019,166
Spire, Inc.	701,098	42,577,682

See accompanying notes to financial statements.
75

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
UGI Corp.	2,560,105	$58,626,405
		518,791,888
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	1,639,174	170,326,571
Becton Dickinson & Co.	597,062	139,539,360
Medtronic PLC	3,549,672	279,394,683
		589,260,614
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Cardinal Health, Inc.	1,577,264	155,076,596
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	779,682	198,694,161
HOUSEHOLD PRODUCTS — 5.6%
Church & Dwight Co., Inc.	929,075	96,326,496
Clorox Co.	1,654,603	225,803,671
Colgate-Palmolive Co.	2,284,449	221,682,931
Kimberly-Clark Corp.	2,526,761	349,198,370
Procter & Gamble Co.	1,308,407	215,782,483
		1,108,793,951
INSURANCE — 5.2%
Aflac, Inc.	2,534,105	226,320,918
Brown & Brown, Inc.	652,585	58,347,625
Chubb Ltd.	484,013	123,462,036
Cincinnati Financial Corp.	1,967,614	232,375,213
Erie Indemnity Co. Class A (a)	299,968	108,708,403
Old Republic International Corp.	3,358,981	103,792,513
RenaissanceRe Holdings Ltd.	274,626	61,381,657
RLI Corp.	454,687	63,969,914
W R Berkley Corp.	573,239	45,045,121
		1,023,403,400
IT SERVICES — 1.5%
International Business Machines Corp.	1,738,913	300,745,003
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Polaris, Inc. (a)	780,896	61,151,966
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	47,241	15,560,713
MACHINERY — 6.2%
Caterpillar, Inc.	355,920	118,556,952
Donaldson Co., Inc.	1,574,218	112,651,040
Dover Corp.	608,893	109,874,742
Franklin Electric Co., Inc.	519,709	50,058,371
Graco, Inc.	1,110,848	88,068,029
Illinois Tool Works, Inc.	758,699	179,781,315
Lincoln Electric Holdings, Inc.	422,444	79,689,836
Nordson Corp.	344,467	79,895,676
Pentair PLC	1,250,268	95,858,048
Stanley Black & Decker, Inc.	2,103,034	168,011,386
Toro Co.	1,403,058	131,199,954
		1,213,645,349
Security Description	Shares	Value
METALS & MINING — 1.0%
Nucor Corp.	569,457	$90,019,762
Royal Gold, Inc.	844,654	105,716,895
		195,736,657
MULTI-UTILITIES — 3.6%
Avista Corp.	967,875	33,498,154
Black Hills Corp.	867,855	47,193,955
Consolidated Edison, Inc.	3,587,912	320,831,091
WEC Energy Group, Inc.	4,017,092	315,181,038
		716,704,238
OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	2,312,564	361,731,261
Exxon Mobil Corp.	2,461,036	283,314,464
		645,045,725
PERSONAL CARE PRODUCTS — 1.6%
Kenvue, Inc.	17,535,135	318,788,754
PHARMACEUTICALS — 1.7%
Johnson & Johnson	1,910,158	279,188,693
Perrigo Co. PLC (a)	1,818,287	46,693,610
		325,882,303
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	827,725	197,569,680
RESIDENTIAL REITs — 1.1%
Essex Property Trust, Inc. REIT	825,016	224,569,355
RETAIL REITs — 3.6%
Federal Realty Investment Trust REIT	926,878	93,586,872
NNN REIT, Inc.	2,420,055	103,094,343
Realty Income Corp. REIT	9,728,281	513,847,802
		710,529,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Analog Devices, Inc.	892,572	203,738,485
Microchip Technology, Inc.	2,121,088	194,079,552
QUALCOMM, Inc.	1,067,357	212,596,167
Texas Instruments, Inc.	1,643,611	319,731,648
		930,145,852
SOFTWARE — 0.3%
Roper Technologies, Inc.	90,277	50,885,534
SPECIALTY RETAIL — 1.9%
Best Buy Co., Inc. (a)	2,663,520	224,508,101
Lowe's Cos., Inc.	673,827	148,551,900
		373,060,001
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	1,526,045	115,018,012
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	2,729,354	171,512,605
WW Grainger, Inc.	69,733	62,915,902
		234,428,507

See accompanying notes to financial statements.
76

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
WATER UTILITIES — 1.1%
American States Water Co.	483,837	$35,112,051
California Water Service Group	737,498	35,761,278
Essential Utilities, Inc. (a)	3,265,451	121,899,286
SJW Group	379,481	20,575,460
		213,348,075
TOTAL COMMON STOCKS (Cost $18,530,672,049)		19,646,073,927
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c)	33,158,892	33,168,840
State Street Navigator Securities Lending Portfolio II (d) (e)	104,487,153	104,487,153
TOTAL SHORT-TERM INVESTMENTS (Cost $137,655,972)		137,655,993
TOTAL INVESTMENTS — 100.4% (Cost $18,668,328,021)		19,783,729,920
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(74,928,236)
NET ASSETS — 100.0%		$19,708,801,684

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	206	09/20/2024	$56,608,962	$56,871,450	$262,488

During the year ended June 30, 2024, the average notional value related to futures contracts was $64,504,055.
During the year ended June 30, 2024, the average notional value related to swap contracts was $86,176,574. There were no swaps held at June 30, 2024.
See accompanying notes to financial statements.
77

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,646,073,927	$—	$—	$19,646,073,927
Short-Term Investments	137,655,993	—	—	137,655,993
TOTAL INVESTMENTS	$19,783,729,920	$—	$—	$19,783,729,920
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$262,488	$—	$—	$262,488
TOTAL OTHER FINANCIAL INSTRUMENTS:	$262,488	$—	$—	$262,488

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
ABM Industries, Inc.	3,541,033	$151,025,058	$4,712,127	$130,353,660	$3,584,504	$—*	—	$—*	$1,437,168
Avista Corp	7,424,165	291,546,960	4,177,694	252,424,739	(10,938,891)	—*	—	—*	2,086,556
Black Hills Corp.	4,632,663	279,164,272	5,382,116	230,671,034	(23,772,742)	—*	—	—*	2,531,418
Brady Corp.	2,497,174	118,790,567	2,890,624	103,111,637	10,543,899	—*	—	—*	1,044,281
John Wiley & Sons, Inc.	3,018,528	102,720,508	3,472,146	106,763,678	(51,282,392)	—*	—	—*	1,543,654
Leggett & Platt, Inc.	10,949,805	324,333,224	3,816,959	289,392,587	(138,061,678)	—*	—	—*	2,880,453
Nu Skin Enterprises, Inc.	5,881,950	195,280,740	384,609	163,273,371	(89,255,399)	—*	—	—*	670,305
ONE Gas, Inc	3,110,109	238,887,472	3,882,075	191,423,967	(10,835,078)	—*	—	—*	2,113,025
SJW Group	1,935,914	135,726,931	3,285,450	112,069,360	(11,944,320)	—*	—	—*	659,056
State Street Institutional Liquid Reserves Fund, Premier Class	600,155,172	600,275,203	1,197,091,069	1,764,195,003	(898)	(1,531)	33,158,892	33,168,840	5,919,517
State Street Navigator Securities Lending Portfolio II	381,931,207	381,931,207	3,504,459,169	3,781,903,223	—	—	104,487,153	104,487,153	346,542
Total		$2,819,682,142	$4,733,554,038	$7,125,582,259	$(321,962,995)	$(1,531)		$137,655,993	$21,231,975
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2024.
*	As of June 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
78

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 35.7%
A O Smith Corp.	703,081	$57,497,964
Advanced Drainage Systems, Inc.	339,340	54,426,742
Allegion PLC	498,248	58,868,001
Builders FirstSource, Inc. (a)	387,670	53,657,405
Carlisle Cos., Inc.	143,045	57,963,264
Carrier Global Corp.	900,960	56,832,557
Johnson Controls International PLC	835,029	55,504,378
Lennox International, Inc. (b)	108,569	58,082,244
Masco Corp.	838,531	55,904,862
Owens Corning	328,328	57,037,140
Trane Technologies PLC	175,876	57,850,893
		623,625,450
HOME IMPROVEMENT RETAIL — 9.4%
Floor & Decor Holdings, Inc. Class A (a) (b)	490,491	48,759,710
Home Depot, Inc.	167,154	57,541,093
Lowe's Cos., Inc.	259,574	57,225,684
		163,526,487
HOMEBUILDING — 51.6%
Beazer Homes USA, Inc. (a)	549,163	15,090,999
Cavco Industries, Inc. (a)	105,810	36,628,248
Century Communities, Inc.	487,685	39,824,357
DR Horton, Inc.	406,051	57,224,767
Dream Finders Homes, Inc. Class A (a) (b)	673,438	17,388,169
Green Brick Partners, Inc. (a)	598,860	34,278,746
Hovnanian Enterprises, Inc. Class A (a)	115,969	16,458,320
Installed Building Products, Inc. (b)	270,072	55,548,409
KB Home	847,605	59,484,919
Lennar Corp. Class A	373,799	56,021,256
LGI Homes, Inc. (a)	384,040	34,367,740
M/I Homes, Inc. (a)	408,769	49,927,046
Meritage Homes Corp.	353,476	57,210,091
NVR, Inc. (a)	7,626	57,870,359
PulteGroup, Inc.	508,162	55,948,636
Skyline Champion Corp. (a)	470,095	31,848,936
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	1,044,803	$57,923,878
Toll Brothers, Inc.	485,888	55,964,580
TopBuild Corp. (a)	139,907	53,901,970
Tri Pointe Homes, Inc. (a)	1,544,794	57,543,577
		900,455,003
HOMEFURNISHING RETAIL — 3.1%
Williams-Sonoma, Inc. (b)	192,216	54,276,032
TOTAL COMMON STOCKS (Cost $1,798,835,155)		1,741,882,972
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	876,149	876,412
State Street Navigator Securities Lending Portfolio II (e) (f)	59,676,717	59,676,717
TOTAL SHORT-TERM INVESTMENTS (Cost $60,553,087)		60,553,129
TOTAL INVESTMENTS — 103.3% (Cost $1,859,388,242)		1,802,436,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(57,983,832)
NET ASSETS — 100.0%		$1,744,452,269

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,741,882,972	$—	$—	$1,741,882,972
Short-Term Investments	60,553,129	—	—	60,553,129
TOTAL INVESTMENTS	$1,802,436,101	$—	$—	$1,802,436,101
See accompanying notes to financial statements.
79

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	429,169	$429,255	$74,099,812	$73,652,725	$28	$42	876,149	$876,412	$54,751
State Street Navigator Securities Lending Portfolio II	61,594,352	61,594,352	970,698,750	972,616,385	—	—	59,676,717	59,676,717	157,554
Total		$62,023,607	$1,044,798,562	$1,046,269,110	$28	$42		$60,553,129	$212,305
See accompanying notes to financial statements.
80

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL, GAS & CONSUMABLE FUELS — 99.8%
Antero Resources Corp. (a) (b)	2,925,739	$95,466,864
APA Corp.	3,487,303	102,666,200
Berry Corp.	1,471,139	9,503,558
California Resources Corp. (b)	911,951	48,534,032
Chesapeake Energy Corp. (b)	1,139,547	93,659,368
Chevron Corp.	635,934	99,472,796
Chord Energy Corp.	597,355	100,164,486
Civitas Resources, Inc.	1,499,020	103,432,380
Clean Energy Fuels Corp. (a) (b)	1,849,855	4,939,113
CNX Resources Corp. (a) (b)	3,017,042	73,314,121
Comstock Resources, Inc. (b)	1,929,135	20,024,421
ConocoPhillips	886,875	101,440,763
Coterra Energy, Inc.	3,629,555	96,800,232
Crescent Energy Co. Class A	1,838,066	21,781,082
CVR Energy, Inc. (b)	580,124	15,529,919
Delek U.S. Holdings, Inc.	1,201,708	29,754,290
Devon Energy Corp.	2,129,429	100,934,935
Diamondback Energy, Inc.	521,692	104,437,522
EOG Resources, Inc.	820,524	103,279,356
EQT Corp.	2,466,142	91,197,931
Exxon Mobil Corp.	889,176	102,361,941
Green Plains, Inc. (a)	1,397,872	22,170,250
Gulfport Energy Corp. (a)	193,001	29,143,151
Hess Corp.	676,291	99,766,448
HF Sinclair Corp.	1,857,530	99,080,650
Kosmos Energy Ltd. (a) (b)	9,562,218	52,974,688
Magnolia Oil & Gas Corp. Class A (b)	3,245,431	82,239,222
Marathon Oil Corp.	3,553,766	101,886,471
Marathon Petroleum Corp.	570,451	98,961,840
Matador Resources Co. (b)	1,736,809	103,513,816
Murphy Oil Corp.	2,096,985	86,479,661
Northern Oil & Gas, Inc. (b)	1,606,588	59,716,876
Occidental Petroleum Corp.	1,621,308	102,191,043
Ovintiv, Inc.	2,117,805	99,261,520
Par Pacific Holdings, Inc. (a)	1,124,287	28,388,247
PBF Energy, Inc. Class A	2,118,517	97,494,152
Permian Resources Corp. (b)	6,450,697	104,178,757
Phillips 66	709,412	100,147,692
Range Resources Corp.	2,752,254	92,283,077
REX American Resources Corp. (a)	263,282	12,003,026
SandRidge Energy, Inc.	400,438	5,177,663
Security Description	Shares	Value
SilverBow Resources, Inc. (a)	300,321	$11,361,143
Sitio Royalties Corp. Class A (b)	702,900	16,595,469
SM Energy Co. (b)	1,901,868	82,217,754
Southwestern Energy Co. (a)	13,959,373	93,946,580
Talos Energy, Inc. (a) (b)	2,520,653	30,625,934
Tellurian, Inc. (a) (b)	11,674,017	8,085,424
Texas Pacific Land Corp. (b)	63,033	46,283,241
VAALCO Energy, Inc. (b)	1,434,453	8,994,020
Valero Energy Corp.	646,448	101,337,189
Viper Energy, Inc.	1,053,747	39,547,125
Vital Energy, Inc. (a)	568,261	25,469,458
Vitesse Energy, Inc. (b)	234,080	5,547,696
World Kinect Corp. (b)	536,150	13,832,670
TOTAL COMMON STOCKS (Cost $3,722,551,289)		3,479,597,263
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	7,556,518	7,558,785
State Street Navigator Securities Lending Portfolio II (e) (f)	132,864,402	132,864,402
TOTAL SHORT-TERM INVESTMENTS (Cost $140,422,756)		140,423,187
TOTAL INVESTMENTS — 103.8% (Cost $3,862,974,045)		3,620,020,450
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(131,619,032)
NET ASSETS — 100.0%		$3,488,401,418
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	86	09/20/2024	$8,032,339	$8,304,160	$271,821
See accompanying notes to financial statements.
81

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

During the year ended June 30, 2024, the average notional value related to futures contracts was $7,763,800.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,479,597,263	$—	$—	$3,479,597,263
Short-Term Investments	140,423,187	—	—	140,423,187
TOTAL INVESTMENTS	$3,620,020,450	$—	$—	$3,620,020,450
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$271,821	$—	$—	$271,821
TOTAL OTHER FINANCIAL INSTRUMENTS:	$271,821	$—	$—	$271,821

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,555,672	$2,556,183	$146,117,248	$141,116,537	$1,460	$431	7,556,518	$7,558,785	$250,004
State Street Navigator Securities Lending Portfolio II	272,551,728	272,551,728	2,430,636,385	2,570,323,711	—	—	132,864,402	132,864,402	1,227,099
Tellurian, Inc.	14,834,689	20,916,911	72,072,642	63,760,627	(47,097,323)	—*	—	—*	—
Vertex Energy, Inc.	4,581,258	28,632,863	20,663,154	35,308,506	(22,210,867)	—*	—	—*	—
Vital Energy, Inc.	1,002,506	45,263,146	128,160,292	147,579,369	(20,960,204)	—*	—	—*	—
Total		$369,920,831	$2,797,649,721	$2,958,088,750	$(90,266,934)	$431		$140,423,187	$1,477,103
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2024.
*	As of June 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
82

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.7%
1st Source Corp.	80,326	$4,307,080
Amalgamated Financial Corp.	162,172	4,443,513
Amerant Bancorp, Inc.	113,654	2,579,946
Ameris Bancorp	424,532	21,375,186
Associated Banc-Corp.	1,707,022	36,103,515
Atlantic Union Bankshares Corp. (a)	508,446	16,702,451
Axos Financial, Inc. (a) (b)	692,541	39,578,718
Banc of California, Inc.	3,226,798	41,238,478
BancFirst Corp.	89,448	7,844,590
Bancorp, Inc. (b)	942,523	35,589,668
Bank of Hawaii Corp. (a)	370,412	21,191,271
Bank OZK	1,490,064	61,092,624
BankUnited, Inc.	1,031,337	30,187,234
Banner Corp.	248,239	12,322,584
Berkshire Hills Bancorp, Inc.	327,152	7,459,066
BOK Financial Corp.	200,889	18,409,468
Brookline Bancorp, Inc.	575,817	4,808,072
Byline Bancorp, Inc.	130,343	3,094,343
Cadence Bank	1,564,626	44,247,623
Camden National Corp.	58,704	1,937,232
Capitol Federal Financial, Inc. (a)	1,210,661	6,646,529
Cathay General Bancorp	484,856	18,288,768
Central Pacific Financial Corp.	229,987	4,875,724
Citizens Financial Group, Inc.	1,655,363	59,642,729
City Holding Co.	78,327	8,322,244
Coastal Financial Corp. (b)	70,004	3,229,985
Columbia Banking System, Inc.	3,065,065	60,964,143
Columbia Financial, Inc. (a) (b)	124,123	1,858,121
Commerce Bancshares, Inc.	607,557	33,889,529
Community Financial System, Inc.	378,598	17,873,612
Community Trust Bancorp, Inc.	61,872	2,701,332
ConnectOne Bancorp, Inc.	214,003	4,042,517
CrossFirst Bankshares, Inc. (b)	202,544	2,839,667
Cullen/Frost Bankers, Inc.	562,261	57,142,585
Customers Bancorp, Inc. (b)	440,947	21,156,637
CVB Financial Corp.	1,063,486	18,334,499
Dime Community Bancshares, Inc.	276,392	5,638,397
Eagle Bancorp, Inc.	517,506	9,780,863
East West Bancorp, Inc.	812,556	59,503,476
Eastern Bankshares, Inc.	1,136,487	15,888,088
Enterprise Financial Services Corp.	164,756	6,740,168
FB Financial Corp.	168,592	6,580,146
First BanCorp	1,226,533	22,433,289
First Bancorp/Southern Pines NC (a)	196,392	6,268,833
First Bancshares, Inc.	241,233	6,267,233
First Busey Corp.	214,320	5,188,687
First Commonwealth Financial Corp.	632,252	8,731,400
First Financial Bancorp	476,200	10,581,164
Security Description	Shares	Value
First Financial Bankshares, Inc. (a)	666,014	$19,667,393
First Financial Corp.	62,662	2,310,975
First Foundation, Inc.	724,683	4,746,674
First Hawaiian, Inc.	940,570	19,526,233
First Horizon Corp.	3,952,275	62,327,377
First Interstate BancSystem, Inc. Class A	1,029,522	28,589,826
First Merchants Corp.	362,206	12,057,838
Flushing Financial Corp.	242,480	3,188,612
FNB Corp.	3,012,875	41,216,130
Fulton Financial Corp.	1,744,427	29,620,370
Glacier Bancorp, Inc. (a)	795,281	29,679,887
Great Southern Bancorp, Inc.	38,951	2,166,065
Hancock Whitney Corp.	687,913	32,902,879
Hanmi Financial Corp.	277,914	4,646,722
HarborOne Bancorp, Inc.	194,276	2,162,292
Heartland Financial USA, Inc.	335,062	14,893,506
Heritage Commerce Corp.	500,614	4,355,342
Heritage Financial Corp.	243,360	4,387,781
Hilltop Holdings, Inc.	356,392	11,147,942
Home BancShares, Inc.	1,311,739	31,429,266
Hope Bancorp, Inc.	854,416	9,176,428
Horizon Bancorp, Inc.	199,252	2,464,747
Huntington Bancshares, Inc.	4,559,340	60,092,101
Independent Bank Corp. (c)	371,344	18,834,568
Independent Bank Corp. (c)	92,344	2,493,288
Independent Bank Group, Inc.	341,811	15,559,237
International Bancshares Corp.	308,608	17,655,464
Kearny Financial Corp.	667,605	4,105,771
Lakeland Financial Corp. (a)	140,948	8,671,121
Live Oak Bancshares, Inc. (a)	213,898	7,499,264
M&T Bank Corp.	396,695	60,043,755
Mercantile Bank Corp.	95,899	3,890,622
Metropolitan Bank Holding Corp. (b)	122,437	5,153,373
Midland States Bancorp, Inc.	80,997	1,834,582
National Bank Holdings Corp. Class A	214,921	8,392,665
NB Bancorp, Inc. (b)	364,105	5,490,703
NBT Bancorp, Inc. (a)	237,970	9,185,642
New York Community Bancorp, Inc. (a)	18,491,187	59,541,622
Nicolet Bankshares, Inc. (a)	44,125	3,664,140
Northwest Bancshares, Inc.	1,046,312	12,084,904
OceanFirst Financial Corp.	392,435	6,235,792
OFG Bancorp	296,110	11,089,320
Old National Bancorp	2,479,749	42,626,885
Old Second Bancorp, Inc.	249,530	3,695,539
Origin Bancorp, Inc.	150,753	4,781,885
Pacific Premier Bancorp, Inc.	772,144	17,736,148
Park National Corp. (a)	59,692	8,496,559
Pathward Financial, Inc.	227,449	12,866,790
Peapack-Gladstone Financial Corp. (a)	135,817	3,076,255
Peoples Bancorp, Inc.	152,905	4,587,150
Pinnacle Financial Partners, Inc.	580,037	46,426,161

See accompanying notes to financial statements.
83

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Popular, Inc.	510,621	$45,154,215
Preferred Bank	115,241	8,699,543
Premier Financial Corp.	196,407	4,018,487
Prosperity Bancshares, Inc.	743,167	45,437,230
Provident Financial Services, Inc.	1,440,345	20,668,951
QCR Holdings, Inc.	70,896	4,253,760
Regions Financial Corp.	3,024,066	60,602,283
Renasant Corp.	300,992	9,192,296
S&T Bancorp, Inc.	205,078	6,847,554
Sandy Spring Bancorp, Inc.	424,807	10,348,299
Seacoast Banking Corp. of Florida	571,404	13,507,991
ServisFirst Bancshares, Inc. (a)	231,143	14,605,926
Simmons First National Corp. Class A	660,078	11,604,171
Southside Bancshares, Inc. (a)	156,035	4,308,126
SouthState Corp.	683,333	52,220,308
Stellar Bancorp, Inc.	217,754	4,999,632
Stock Yards Bancorp, Inc. (a)	107,851	5,356,959
Synovus Financial Corp. (a)	1,541,755	61,963,133
Texas Capital Bancshares, Inc. (b)	577,247	35,292,882
TFS Financial Corp. (a)	361,420	4,561,120
Tompkins Financial Corp.	77,364	3,783,100
Towne Bank	368,277	10,042,914
TriCo Bancshares	150,669	5,961,972
Triumph Financial, Inc. (a) (b)	209,471	17,124,254
Truist Financial Corp.	1,592,720	61,877,172
TrustCo Bank Corp.	97,743	2,812,066
Trustmark Corp.	359,216	10,790,849
UMB Financial Corp. (a)	353,958	29,527,176
United Bankshares, Inc.	695,176	22,551,509
United Community Banks, Inc.	761,825	19,396,065
Univest Financial Corp.	117,852	2,690,561
Valley National Bancorp	8,650,089	60,377,621
Veritex Holdings, Inc.	540,764	11,404,713
WaFd, Inc.	587,181	16,781,633
Washington Trust Bancorp, Inc.	122,616	3,360,905
Webster Financial Corp.	1,422,774	62,018,719
Security Description	Shares	Value
WesBanco, Inc.	272,313	$7,600,256
Westamerica BanCorp	177,199	8,599,467
Western Alliance Bancorp	962,822	60,484,478
Wintrust Financial Corp.	489,606	48,255,567
WSFS Financial Corp.	337,238	15,850,186
Zions Bancorp NA	1,384,065	60,026,899
TOTAL COMMON STOCKS (Cost $2,898,695,561)		2,703,359,566
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	3,432,349	3,433,378
State Street Navigator Securities Lending Portfolio II (f) (g)	14,117,136	14,117,136
TOTAL SHORT-TERM INVESTMENTS (Cost $17,550,256)		17,550,514
TOTAL INVESTMENTS — 100.3% (Cost $2,916,245,817)		2,720,910,080
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(8,612,053)
NET ASSETS — 100.0%		$2,712,298,027
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

During the year ended June 30, 2024, the average notional value related to swap contracts was $6,464,077. There were no swaps held at June 30, 2024.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,703,359,566	$—	$—	$2,703,359,566
Short-Term Investments	17,550,514	—	—	17,550,514
TOTAL INVESTMENTS	$2,720,910,080	$—	$—	$2,720,910,080
See accompanying notes to financial statements.
84

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
PacWest Bancorp	7,207,282	$58,739,348	$93,048,889	$148,047,939	$(67,915,347)	$—*	—	$—*	$122,411
State Street Institutional Liquid Reserves Fund, Premier Class	625,696	625,821	247,992,782	245,188,523	3,040	258	3,432,349	3,433,378	642,619
State Street Navigator Securities Lending Portfolio II	88,167,898	88,167,898	990,527,318	1,064,578,080	—	—	14,117,136	14,117,136	257,007
Total		$147,533,067	$1,331,568,989	$1,457,814,542	$(67,912,307)	$258		$17,550,514	$1,022,037
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2024.
*	As of June 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
85

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86

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,389,861,780	$10,024,586,785	$39,562,758,294
Investments in affiliated issuers, at value	14,072,373	380,676,390	274,234,954
Total Investments	1,403,934,153	10,405,263,175	39,836,993,248
Foreign currency, at value	—	—	—
Net cash at broker	932,210	—	3,816,024
Cash	13,349	—	—
Receivable from broker — accumulated variation margin on futures contracts	123,219	—	517,464
Receivable for investments sold	8,268,207	21,402,082	—
Receivable for fund shares sold	—	—	24,431
Dividends receivable — unaffiliated issuers	4,487,763	9,632,396	20,004,369
Dividends receivable — affiliated issuers	75,672	44,850	574,643
Securities lending income receivable — unaffiliated issuers	86	31,107	4,368
Securities lending income receivable — affiliated issuers	392	52,140	12,612
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	158,670	—	32,141
Other receivable	427	—	—
TOTAL ASSETS	1,417,994,148	10,436,425,750	39,861,979,300
LIABILITIES
Due to custodian	—	8,239,296	136,922
Payable upon return of securities loaned	3,521,807	380,676,390	150,685,702
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	32,234	2,643	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	285,516	248,282	633,838
Trustees’ fees and expenses payable	113	—	—
TOTAL LIABILITIES	3,839,670	389,166,611	151,456,462
NET ASSETS	$1,414,154,478	$10,047,259,139	$39,710,522,838
NET ASSETS CONSIST OF:
Paid-in capital	$2,001,835,887	$9,293,211,699	$33,021,349,728
Total distributable earnings (loss)	(587,681,409)	754,047,440	6,689,173,110
NET ASSETS	$1,414,154,478	$10,047,259,139	$39,710,522,838
NET ASSET VALUE PER SHARE
Net asset value per share	$93.15	$51.33	$63.97
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,181,617	195,750,000	620,750,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,725,777,399	$8,814,384,705	$32,512,584,140
Investments in affiliated issuers	14,072,041	380,676,390	274,967,175
Total cost of investments	$1,739,849,440	$9,195,061,095	$32,787,551,315
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$3,510,772	$666,220,732	$209,882,934
See accompanying notes to financial statements.
87

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF

$28,914,996,071	$5,870,503,135	$21,391,585,522	$10,203,893,561	$8,563,028,476	$5,819,184
24,849,182	45,242,732	102,811,403	758,199,143	61,866,370	25,900
28,939,845,253	5,915,745,867	21,494,396,925	10,962,092,704	8,624,894,846	5,845,084
—	—	—	16,098	2,492	—
—	1,917,217	—	571,403	317,567	—
215,239	427	161,342	356,477	—	—
—	233,932	—	—	31,389	—
631,553,922	—	—	—	1,005,775	—
—	—	—	—	—	—
5,690,941	16,762,107	20,144,896	11,641,277	4,687,796	6,001
94,912	200,570	171,483	56,133	149,611	66
1,152	—	890	19,461	4,379	—
9,336	—	5,979	262,735	10,792	—
—	—	—	—	—	1,500
—	339,004	—	—	7,558	—
—	12,972	54,080	—	919	—
29,577,410,755	5,935,212,096	21,514,935,595	10,975,016,288	8,631,113,124	5,852,651

—	—	—	—	1,927	—
15,106,095	—	57,581,983	751,498,526	52,623,778	—
645,558,364	12,990,900	—	1,486,240	—	—
20,728	—	—	4,301	—	—
—	—	—	11,602	—	—
937,573	359,543	704,553	251,938	209,062	228
—	534	—	—	—	—
661,622,760	13,350,977	58,286,536	753,252,607	52,834,767	228
$28,915,787,995	$5,921,861,119	$21,456,649,059	$10,221,763,681	$8,578,278,357	$5,852,423

$23,630,519,009	$7,667,540,092	$21,474,929,974	$10,573,250,801	$6,104,980,587	$5,372,439
5,285,268,986	(1,745,678,973)	(18,280,915)	(351,487,120)	2,473,297,770	479,984
$28,915,787,995	$5,921,861,119	$21,456,649,059	$10,221,763,681	$8,578,278,357	$5,852,423

$80.09	$40.22	$48.76	$41.50	$66.32	$34.43
361,050,108	147,250,000	440,052,864	246,310,217	129,350,216	170,000

$20,758,171,079	$6,186,112,711	$19,924,878,056	$9,449,877,140	$5,966,562,758	$5,330,936
24,848,780	45,242,266	103,636,207	758,198,806	62,208,881	25,611
$20,783,019,859	$6,231,354,977	$20,028,514,263	$10,208,075,946	$6,028,771,639	$5,356,547
$—	$—	$—	$16,508	$2,513	$—
$28,959,175	$—	$71,287,378	$845,010,698	$106,697,727	$—
88

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,111,692,402	$1,440,976,013	$6,914,428,561
Investments in affiliated issuers, at value	163,369,911	30,647,096	534,663,366
Total Investments	2,275,062,313	1,471,623,109	7,449,091,927
Net cash at broker	—	—	—
Cash	31	38,539	65,146
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for fund shares sold	—	7,468	—
Dividends receivable — unaffiliated issuers	87,574	3,107,069	960
Dividends receivable — affiliated issuers	14,393	8,825	15,830
Securities lending income receivable — unaffiliated issuers	50,049	3,970	258,415
Securities lending income receivable — affiliated issuers	183,972	5,535	1,047,074
TOTAL ASSETS	2,275,398,332	1,474,794,515	7,450,479,352
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	160,660,356	29,664,528	531,386,578
Payable for investments purchased	—	38,413	52,626
Payable for fund shares repurchased	—	—	52,725
Advisory fee payable	622,118	385,610	2,001,235
Trustees’ fees and expenses payable	—	—	13
TOTAL LIABILITIES	161,282,474	30,088,551	533,493,177
NET ASSETS	$2,114,115,858	$1,444,705,964	$6,916,986,175
NET ASSETS CONSIST OF:
Paid-in capital	$2,370,475,249	$2,976,739,088	$17,985,269,131
Total distributable earnings (loss)	(256,359,391)	(1,532,033,124)	(11,068,282,956)
NET ASSETS	$2,114,115,858	$1,444,705,964	$6,916,986,175
NET ASSET VALUE PER SHARE
Net asset value per share	$140.01	$46.38	$92.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,100,000	31,152,118	74,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,758,495,007	$1,528,835,573	$7,296,548,381
Investments in affiliated issuers	163,369,699	30,647,055	534,663,198
Total cost of investments	$1,921,864,706	$1,559,482,628	$7,831,211,579
* Includes investments in securities on loan, at value	$202,088,801	$68,963,171	$892,979,107
See accompanying notes to financial statements.
89

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$19,646,073,927	$1,741,882,972	$3,479,597,263	$2,703,359,566
137,655,993	60,553,129	140,423,187	17,550,514
19,783,729,920	1,802,436,101	3,620,020,450	2,720,910,080
1,941,138	—	257,618	—
—	1,774,684	3,123	506
263,043	—	272,092	—
—	2,667	744	4,724
33,126,028	838,875	1,136,742	6,154,693
256,351	3,986	46,783	25,519
26,273	944	184,877	9,800
25,109	8,222	366,186	8,240
19,819,367,862	1,805,065,479	3,622,288,615	2,727,113,562

314,202	—	—	—
104,487,153	59,676,717	132,864,402	14,117,136
—	421,782	—	—
4,469	—	—	—
5,757,945	514,711	1,022,447	698,140
2,409	—	348	259
110,566,178	60,613,210	133,887,197	14,815,535
$19,708,801,684	$1,744,452,269	$3,488,401,418	$2,712,298,027

$21,905,403,325	$2,774,278,975	$9,067,524,278	$5,670,202,888
(2,196,601,641)	(1,029,826,706)	(5,579,122,860)	(2,957,904,861)
$19,708,801,684	$1,744,452,269	$3,488,401,418	$2,712,298,027

$127.15	$101.13	$145.65	$49.09
155,003,658	17,250,016	23,950,000	55,252,585

$18,530,672,049	$1,798,835,155	$3,722,551,289	$2,898,695,561
137,655,972	60,553,087	140,422,756	17,550,256
$18,668,328,021	$1,859,388,242	$3,862,974,045	$2,916,245,817
$249,753,029	$57,769,273	$221,960,119	$73,362,571
90

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 500 Growth ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$47,377	$—	$187,478	$—
Dividend income — unaffiliated issuers	45,202,417	129,968,602	401,268,256	207,339,629
Dividend income — affiliated issuers	725,802	296,834	5,386,635	723,579
Unaffiliated securities lending income	9,242	297,216	26,393	9,573
Affiliated securities lending income	78,684	893,877	282,788	247,755
Foreign taxes withheld	—	—	(107,835)	(107,263)
TOTAL INVESTMENT INCOME (LOSS)	46,063,522	131,456,529	407,043,715	208,213,273
EXPENSES
Advisory fee	3,405,605	2,568,517	5,525,776	8,754,713
Trustees’ fees and expenses	13,893	75,543	233,686	205,115
Miscellaneous expenses	1,461	10,671	28,220	22,148
TOTAL EXPENSES	3,420,959	2,654,731	5,787,682	8,981,976
NET INVESTMENT INCOME (LOSS)	$42,642,563	$128,801,798	$401,256,033	$199,231,297
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,264,781)	(107,879,726)	(139,062,378)	(359,371,006)
Investments — affiliated issuers	(328)	1,518	(573,148)	(1,996)
In-kind redemptions — unaffiliated issuers	26,240,445	355,590,957	695,383,014	737,368,927
In-kind redemptions — affiliated issuers	—	—	81,031	—
Foreign currency transactions	—	—	—	—
Futures contracts	717,057	—	15,837,707	—
Net realized gain (loss)	7,692,393	247,712,749	571,666,226	377,995,925
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	41,825,075	683,332,541	5,553,367,072	6,102,256,025
Investments — affiliated issuers	188	(25)	771,448	120
Foreign currency translations	—	—	—	—
Futures contracts	(99,332)	—	(1,899,992)	—
Net change in unrealized appreciation/depreciation	41,725,931	683,332,516	5,552,238,528	6,102,256,145
NET REALIZED AND UNREALIZED GAIN (LOSS)	49,418,324	931,045,265	6,123,904,754	6,480,252,070
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$92,060,887	$1,059,847,063	$6,525,160,787	$6,679,483,367
See accompanying notes to financial statements.
91

SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF(a)

$100,701	$—	$27,500	$55,890	$—
299,939,561	409,321,639	164,306,043	111,984,584	106,301
1,840,788	1,727,342	562,540	1,371,953	694
14,208	20,845	123,629	49,308	—
70,550	155,758	3,193,213	189,499	—
—	(54,233)	(127,976)	(29,657)	—
301,965,808	411,171,351	168,084,949	113,621,577	106,995

4,585,376	7,540,099	2,878,149	2,222,943	1,711
66,599	179,209	83,961	71,256	29
7,058	21,931	89,215	10,165	4
4,659,033	7,741,239	3,051,325	2,304,364	1,744
$297,306,775	$403,430,112	$165,033,624	$111,317,213	$105,251

(357,091,673)	(385,664,856)	(326,098,754)	(20,051,315)	(11,771)
(3,364)	(748,856)	(1,972)	(134,557)	(69)
195,446,700	1,885,155,185	367,077,705	189,533,580	74,252
—	158,729	—	13,338	—
—	—	—	(8)	—
8,493,535	—	658,920	5,119,079	—
(153,154,802)	1,498,900,202	41,635,899	174,480,117	62,412

689,138,597	869,235,908	559,208,868	1,358,937,918	488,248
(171)	1,097,505	337	153,995	289
—	—	(92)	(21)	—
(1,133,671)	—	(18,163)	(370,545)	—
688,004,755	870,333,413	559,190,950	1,358,721,347	488,537
534,849,953	2,369,233,615	600,826,849	1,533,201,464	550,949
$832,156,728	$2,772,663,727	$765,860,473	$1,644,518,677	$656,200

(a)	For the period September 12, 2023 (commencement of operations) through June 30, 2024.
92

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—	$160,568
Dividend income — unaffiliated issuers	16,518,488	50,820,741	3,099,947	591,225,592
Dividend income — affiliated issuers	166,747	76,637	373,007	20,885,433
Dividend income — non-cash transactions	—	—	5,699,178	—
Unaffiliated securities lending income	422,204	39,903	2,062,756	292,160
Affiliated securities lending income	1,459,511	141,015	14,286,900	346,542
Foreign taxes withheld	—	(104,511)	—	—
TOTAL INVESTMENT INCOME (LOSS)	18,566,950	50,973,785	25,521,788	612,910,295
EXPENSES
Advisory fee	6,460,002	5,114,191	22,791,014	72,006,698
Trustees’ fees and expenses	17,490	14,328	64,861	216,273
Miscellaneous expenses	1,889	1,555	6,854	22,438
TOTAL EXPENSES	6,479,381	5,130,074	22,862,729	72,245,409
NET INVESTMENT INCOME (LOSS)	$12,087,569	$45,843,711	$2,659,059	$540,664,886
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(208,935,120)	(145,836,232)	(1,024,052,270)	(500,287,699)
Investments — affiliated issuers	(10,290,269)	(42)	(1,001,530,091)	(321,962,995)
In-kind redemptions — unaffiliated issuers	237,554,109	123,208,091	1,706,218,075	554,666,952
Futures contracts	—	—	—	8,850,245
Swap contracts	—	—	—	1,992,539
Net realized gain (loss)	18,328,720	(22,628,183)	(319,364,286)	(256,740,958)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	194,679,464	343,281,949	442,478,516	701,741,510
Investments — affiliated issuers	62,019,261	41	613,313,119	267,004,346
Futures contracts	—	—	—	(2,505,632)
Swap contracts	—	—	—	(6,659,869)
Net change in unrealized appreciation/depreciation	256,698,725	343,281,990	1,055,791,635	959,580,355
NET REALIZED AND UNREALIZED GAIN (LOSS)	275,027,445	320,653,807	736,427,349	702,839,397
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$287,115,014	$366,497,518	$739,086,408	$1,243,504,283
See accompanying notes to financial statements.
93

SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$—	$29,836	$—
17,230,865	93,503,096	106,021,679
54,751	250,004	765,030
—	—	—
29,875	418,544	69,571
157,554	1,227,099	257,007
—	—	(243,652)
17,473,045	95,428,579	106,869,635

5,515,363	12,842,652	10,212,729
14,290	36,722	30,353
1,607	4,000	3,221
5,531,260	12,883,374	10,246,303
$11,941,785	$82,545,205	$96,623,332

(71,514,559)	(196,680,314)	(314,018,594)
28	(90,266,934)	(67,912,307)
455,015,052	403,194,050	421,509,906
—	647,985	—
—	—	(408,668)
383,500,521	116,894,787	39,170,337

(44,348,758)	279,737,653	478,103,960
42	33,461,738	64,564,398
—	191,760	—
—	—	—
(44,348,716)	313,391,151	542,668,358
339,151,805	430,285,938	581,838,695
$351,093,590	$512,831,143	$678,462,027
94

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,642,563	$46,247,946	$128,801,798	$92,714,859
Net realized gain (loss)	7,692,393	(29,366,074)	247,712,749	(5,299,563)
Net change in unrealized appreciation/depreciation	41,725,931	(43,123,124)	683,332,516	770,941,357
Net increase (decrease) in net assets resulting from operations	92,060,887	(26,241,252)	1,059,847,063	858,356,653
Net equalization credits and charges	(1,505,327)	8,995,562	2,373,899	1,467,193
Distributions to shareholders	(53,054,560)	(59,848,485)	(128,490,199)	(94,878,855)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,558,310,111	1,062,740,742	3,231,322,858	2,030,980,037
Cost of shares redeemed	(1,525,371,625)	(1,355,504,487)	(827,822,937)	(639,918,879)
Net income equalization	1,505,327	(8,995,562)	(2,373,899)	(1,467,193)
Net increase (decrease) in net assets from beneficial interest transactions	34,443,813	(301,759,307)	2,401,126,022	1,389,593,965
Net increase (decrease) in net assets during the period	71,944,813	(378,853,482)	3,334,856,785	2,154,538,956
Net assets at beginning of period	1,342,209,665	1,721,063,147	6,712,402,354	4,557,863,398
NET ASSETS AT END OF PERIOD	$1,414,154,478	$1,342,209,665	$10,047,259,139	$6,712,402,354
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,200,000	11,625,000	65,950,000	46,850,000
Shares redeemed	(16,850,000)	(14,900,000)	(16,450,000)	(15,400,000)
Net increase (decrease) from share transactions	350,000	(3,275,000)	49,500,000	31,450,000
See accompanying notes to financial statements.
95

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$401,256,033	$255,360,202	$199,231,297	$173,826,081	$297,306,775	$312,603,229
571,666,226	651,761,693	377,995,925	(955,624,447)	(153,154,802)	339,913,234
5,552,238,528	1,924,623,430	6,102,256,145	3,323,567,475	688,004,755	(750,323,685)
6,525,160,787	2,831,745,325	6,679,483,367	2,541,769,109	832,156,728	(97,807,222)
23,051,078	3,786,305	5,155,839	914,072	7,736,715	2,713,475
(422,265,120)	(259,368,415)	(203,965,781)	(173,909,356)	(310,151,950)	(331,882,313)

17,052,404,014	6,440,027,639	6,937,318,998	7,596,373,579	1,243,680,180	5,104,018,295
(2,221,589,030)	(2,997,644,605)	(2,230,036,698)	(4,080,545,648)	(2,354,970,721)	(5,931,088,704)
(23,051,078)	(3,786,305)	(5,155,839)	(914,072)	(7,736,715)	(2,713,475)
14,807,763,906	3,438,596,729	4,702,126,461	3,514,913,859	(1,119,027,256)	(829,783,884)
20,933,710,651	6,014,759,944	11,182,799,886	5,883,687,684	(589,285,763)	(1,256,759,944)
18,776,812,187	12,762,052,243	17,732,988,109	11,849,300,425	6,511,146,882	7,767,906,826
$39,710,522,838	$18,776,812,187	$28,915,787,995	$17,732,988,109	$5,921,861,119	$6,511,146,882

299,100,000	136,550,000	103,000,000	137,050,000	32,300,000	127,050,000
(38,500,000)	(64,200,000)	(32,550,000)	(73,300,000)	(60,500,000)	(146,350,000)
260,600,000	72,350,000	70,450,000	63,750,000	(28,200,000)	(19,300,000)
96

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$403,430,112	$304,356,353	$165,033,624	$84,645,195
Net realized gain (loss)	1,498,900,202	649,337,396	41,635,899	(170,154,142)
Net change in unrealized appreciation/depreciation	870,333,413	1,503,162,843	559,190,950	530,950,733
Net increase (decrease) in net assets resulting from operations	2,772,663,727	2,456,856,592	765,860,473	445,441,786
Net equalization credits and charges	6,314,337	4,301,710	4,535,061	1,623,384
Distributions to shareholders	(410,627,405)	(309,828,409)	(166,855,202)	(80,915,674)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,893,542,486	9,079,649,605	3,355,012,479	2,314,081,742
Proceeds in connection with Reorganization (Note 11)	—	—	—	1,724,236,383
Cost of shares redeemed	(5,854,100,041)	(7,675,833,545)	(1,383,823,356)	(760,162,360)
Net income equalization	(6,314,337)	(4,301,710)	(4,535,061)	(1,623,384)
Net increase (decrease) in net assets from beneficial interest transactions	3,033,128,108	1,399,514,350	1,966,654,062	3,276,532,381
Net increase (decrease) in net assets during the period	5,401,478,767	3,550,844,243	2,570,194,394	3,642,681,877
Net assets at beginning of period	16,055,170,292	12,504,326,049	7,651,569,287	4,008,887,410
NET ASSETS AT END OF PERIOD	$21,456,649,059	$16,055,170,292	$10,221,763,681	$7,651,569,287
SHARES OF BENEFICIAL INTEREST:
Shares sold	195,250,000	228,350,000	83,650,000	61,250,000
Shares issued in tax-free transfer of assets (Note 11)	—	—	—	44,960,263
Shares redeemed	(126,800,000)	(196,450,000)	(34,250,000)	(20,650,046)
Net increase (decrease) from share transactions	68,450,000	31,900,000	49,400,000	85,560,217
See accompanying notes to financial statements.
97

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P Sector Neutral Dividend ETF	SPDR S&P Aerospace & Defense ETF
Year Ended 6/30/24	Year Ended 6/30/23	For the Period 9/12/23*- 6/30/24	Year Ended 6/30/24	Year Ended 6/30/23

$111,317,213	$95,540,373	$105,251	$12,087,569	$6,827,167
174,480,117	173,551,745	62,412	18,328,720	(113,851,785)
1,358,721,347	759,340,987	488,537	256,698,725	367,021,257
1,644,518,677	1,028,433,105	656,200	287,115,014	259,996,639
413,873	235,733	4,426	(315,744)	(100,082)
(111,412,114)	(95,739,344)	(102,092)	(11,499,663)	(7,062,064)

933,464,196	1,079,809,103	5,950,162	978,835,610	237,846,999
—	—	—	—	—
(428,409,184)	(589,474,568)	(651,847)	(678,265,752)	(182,727,069)
(413,873)	(235,733)	(4,426)	315,744	100,082
504,641,139	490,098,802	5,293,889	300,885,602	55,220,012
2,038,161,575	1,423,028,296	5,852,423	576,185,209	308,054,505
6,540,116,782	5,117,088,486	—	1,537,930,649	1,229,876,144
$8,578,278,357	$6,540,116,782	$5,852,423	$2,114,115,858	$1,537,930,649

16,450,000	22,000,000	190,000	7,600,000	2,125,000
—	—	—	—	—
(7,150,000)	(12,100,000)	(20,000)	(5,150,000)	(1,700,000)
9,300,000	9,900,000	170,000	2,450,000	425,000

*	Commencement of operations.
98

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF		SPDR S&P Biotech ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,843,711	$48,695,174	$2,659,059	$(7,903,939)
Net realized gain (loss)	(22,628,183)	(367,247,381)	(319,364,286)	(352,842,367)
Net change in unrealized appreciation/depreciation	343,281,990	135,458,759	1,055,791,635	1,094,224,932
Net increase (decrease) in net assets resulting from operations	366,497,518	(183,093,448)	739,086,408	733,478,626
Net equalization credits and charges	1,631,546	(577,755)	554,340	273,717
Distributions to shareholders	(46,636,959)	(49,427,639)	(9,319,348)	(202,133)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,722,895,794	1,898,622,027	18,707,434,234	18,050,690,118
Cost of shares redeemed	(2,949,526,865)	(2,390,525,806)	(18,966,091,493)	(19,182,560,672)
Net income equalization	(1,631,546)	577,755	(554,340)	(273,717)
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(228,262,617)	(491,326,024)	(259,211,599)	(1,132,144,271)
Contribution from affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	93,229,488	(724,424,866)	471,109,801	(398,594,061)
Net assets at beginning of period	1,351,476,476	2,075,901,342	6,445,876,374	6,844,470,435
NET ASSETS AT END OF PERIOD	$1,444,705,964	$1,351,476,476	$6,916,986,175	$6,445,876,374
SHARES OF BENEFICIAL INTEREST:
Shares sold	64,250,000	47,050,000	221,725,000	216,375,000
Shares redeemed	(70,650,000)	(56,800,000)	(224,550,000)	(231,150,000)
Net increase (decrease) from share transactions	(6,400,000)	(9,750,000)	(2,825,000)	(14,775,000)
See accompanying notes to financial statements.
99

SPDR S&P Dividend ETF		SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$540,664,886	$612,209,022	$11,941,785	$10,431,669	$82,545,205	$117,030,355
(256,740,958)	1,068,601,743	383,500,521	(59,921,190)	116,894,787	228,322,359
959,580,355	(336,516,211)	(44,348,716)	420,349,055	313,391,151	67,875,665
1,243,504,283	1,344,294,554	351,093,590	370,859,534	512,831,143	413,228,379
(4,514,353)	1,894,838	160,854	305,283	390,958	(7,872,422)
(552,178,299)	(585,912,064)	(12,006,378)	(10,744,968)	(84,133,859)	(111,292,039)

661,038,600	7,840,965,173	6,326,357,540	5,344,243,911	8,756,969,699	12,425,591,414
(3,701,015,376)	(7,133,626,177)	(6,251,488,811)	(5,261,807,543)	(8,923,418,256)	(13,573,674,661)
4,514,353	(1,894,838)	(160,854)	(305,283)	(390,958)	7,872,422
—	—	—	—	—	(730)
(3,035,462,423)	705,444,158	74,707,875	82,131,085	(166,839,515)	(1,140,211,555)
—	—	1,774,131	—	—	—
(2,348,650,792)	1,465,721,486	415,730,072	442,550,934	262,248,727	(846,147,637)
22,057,452,476	20,591,730,990	1,328,722,197	886,171,263	3,226,152,691	4,072,300,328
$19,708,801,684	$22,057,452,476	$1,744,452,269	$1,328,722,197	$3,488,401,418	$3,226,152,691

5,300,000	63,100,000	70,700,000	82,500,000	61,400,000	93,300,000
(30,200,000)	(56,700,000)	(70,000,000)	(82,150,000)	(62,500,000)	(102,350,000)
(24,900,000)	6,400,000	700,000	350,000	(1,100,000)	(9,050,000)
100

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$96,623,332	$84,893,008
Net realized gain (loss)	39,170,337	(960,241,860)
Net change in unrealized appreciation/depreciation	542,668,358	65,462,531
Net increase (decrease) in net assets resulting from operations	678,462,027	(809,886,321)
Net equalization credits and charges	(2,352,649)	10,167,543
Distributions to shareholders	(94,537,699)	(95,585,698)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	13,186,193,526	13,555,777,173
Cost of shares redeemed	(13,962,477,298)	(12,810,102,553)
Net income equalization	2,352,649	(10,167,543)
Net increase (decrease) in net assets from beneficial interest transactions	(773,931,123)	735,507,077
Net increase (decrease) in net assets during the period	(192,359,444)	(159,797,399)
Net assets at beginning of period	2,904,657,471	3,064,454,870
NET ASSETS AT END OF PERIOD	$2,712,298,027	$2,904,657,471
SHARES OF BENEFICIAL INTEREST:
Shares sold	282,750,000	276,600,000
Shares redeemed	(298,650,000)	(258,200,000)
Net increase (decrease) from share transactions	(15,900,000)	18,400,000
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$90.50	$95.05	$104.87	$78.07	$98.82
Income (loss) from investment operations:
Net investment income (loss) (a)	2.82	2.74	2.18	1.89	2.50
Net realized and unrealized gain (loss) (b)	3.46	(4.28)	(8.86)	28.25	(19.84)
Total from investment operations	6.28	(1.54)	(6.68)	30.14	(17.34)
Net equalization credits and charges (a)	(0.10)	0.53	0.06	0.08	(0.10)
Distributions to shareholders from:
Net investment income	(3.53)	(3.54)	(3.20)	(3.42)	(3.31)
Net asset value, end of period	$93.15	$90.50	$95.05	$104.87	$78.07
Total return (c)	6.97%	(0.81)%	(6.69)%	39.59%	(18.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,414,154	$1,342,210	$1,721,063	$1,838,574	$1,353,163
Ratios to average net assets:
Total expenses	0.25%	0.26%	0.25%	0.25%	0.25%
Net investment income (loss)	3.13%	3.00%	1.96%	2.12%	2.61%
Portfolio turnover rate (d)	4%	5%	10%	6%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$45.90	$39.70	$47.21	$31.26	$34.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	0.72	0.64	0.54	0.54
Net realized and unrealized gain (loss) (b)	5.39	6.19	(7.50)	15.95	(2.77)
Total from investment operations	6.15	6.91	(6.86)	16.49	(2.23)
Net equalization credits and charges (a)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.73)	(0.72)	(0.66)	(0.55)	(0.58)
Net asset value, end of period	$51.33	$45.90	$39.70	$47.21	$31.26
Total return (c)	13.52%	17.60%	(14.67)%	53.05%	(6.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,047,259	$6,712,402	$4,557,863	$4,718,598	$2,341,048
Ratios to average net assets:
Total expenses	0.03%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	1.58%	1.66%	1.37%	1.34%	1.66%
Portfolio turnover rate (d)	20%	17%	13%	14%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$52.14	$44.34	$50.34	$36.30	$34.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.79	0.73	0.66	0.69
Net realized and unrealized gain (loss) (b)	11.77	7.79	(6.03)	14.02	1.72
Total from investment operations	12.62	8.58	(5.30)	14.68	2.41
Net equalization credits and charges (a)	0.05	0.01	0.02	0.03	0.06
Contribution from affiliate	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.84)	(0.79)	(0.72)	(0.67)	(0.70)
Net asset value, end of period	$63.97	$52.14	$44.34	$50.34	$36.30
Total return (d)	24.51%	19.58%	(10.67)%	40.79%	7.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,710,523	$18,776,812	$12,762,052	$10,724,280	$5,516,028
Ratios to average net assets:
Total expenses	0.02%	0.04%	0.03%	0.03%	0.03%
Net investment income (loss)	1.50%	1.67%	1.42%	1.51%	1.97%
Portfolio turnover rate (e)	3%	2%	2%	4%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$61.02	$52.23	$62.98	$44.96	$38.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	0.65	0.47	0.46	0.55
Net realized and unrealized gain (loss) (b)	19.05	8.78	(10.76)	18.02	6.24
Total from investment operations	19.66	9.43	(10.29)	18.48	6.79
Net equalization credits and charges (a)	0.02	0.00(c)	0.01	(0.00)(c)	(0.01)
Distributions to shareholders from:
Net investment income	(0.61)	(0.64)	(0.47)	(0.46)	(0.56)
Net asset value, end of period	$80.09	$61.02	$52.23	$62.98	$44.96
Total return (d)	32.45%	18.21%	(16.45)%	41.27%	17.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,915,788	$17,732,988	$11,849,300	$12,378,498	$7,903,192
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.04%	0.04%	0.04%
Net investment income (loss)	0.91%	1.19%	0.73%	0.85%	1.36%
Portfolio turnover rate (e)	32%	33%	14%	11%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$37.11	$39.89	$40.09	$27.89	$38.01
Income (loss) from investment operations:
Net investment income (loss) (a)	1.73	1.66	1.60	1.48	1.58
Net realized and unrealized gain (loss) (b)	3.17	(2.67)	(0.19)	12.47	(10.08)
Total from investment operations	4.90	(1.01)	1.41	13.95	(8.50)
Net equalization credits and charges (a)	0.04	0.01	(0.04)	0.16	0.09
Distributions to shareholders from:
Net investment income	(1.83)	(1.78)	(1.57)	(1.91)	(1.71)
Net asset value, end of period	$40.22	$37.11	$39.89	$40.09	$27.89
Total return (c)	13.61%	(2.46)%	3.37%	51.84%	(22.55)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,921,861	$6,511,147	$7,767,907	$4,666,565	$1,916,307
Ratios to average net assets:
Total expenses	0.07%	0.08%	0.07%	0.07%	0.07%
Net investment income (loss)	4.54%	4.23%	3.83%	4.28%	4.64%
Portfolio turnover rate (d)	43%	46%	29%	39%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$43.21	$36.81	$39.54	$29.04	$31.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	0.84	0.86	0.81	0.84
Net realized and unrealized gain (loss) (b)	5.53	6.39	(2.76)	10.45	(2.31)
Total from investment operations	6.51	7.23	(1.90)	11.26	(1.47)
Net equalization credits and charges (a)	0.02	0.01	0.02	0.07	0.07
Distributions to shareholders from:
Net investment income	(0.98)	(0.84)	(0.85)	(0.83)	(0.84)
Net asset value, end of period	$48.76	$43.21	$36.81	$39.54	$29.04
Total return (c)	15.23%	19.94%	(4.92)%	39.44%	(4.54)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,456,649	$16,055,170	$12,504,326	$12,120,515	$4,753,481
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.04%	0.04%	0.04%
Net investment income (loss)	2.14%	2.12%	2.12%	2.28%	2.67%
Portfolio turnover rate (d)	33%	27%	16%	18%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$38.86	$36.00	$43.95	$26.57	$30.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	0.66	0.61	0.45	0.44
Net realized and unrealized gain (loss) (b)	2.61	2.80	(7.95)	17.37	(4.07)
Total from investment operations	3.33	3.46	(7.34)	17.82	(3.63)
Net equalization credits and charges (a)	0.02	0.01	0.01	0.00(c)	0.04
Distributions to shareholders from:
Net investment income	(0.71)	(0.61)	(0.62)	(0.44)	(0.49)
Net asset value, end of period	$41.50	$38.86	$36.00	$43.95	$26.57
Total return (d)	8.64%	9.75%	(16.87)%	67.37%	(11.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,221,764	$7,651,569	$4,008,887	$4,179,916	$2,168,502
Ratios to average net assets:
Total expenses	0.03%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	1.80%	1.75%	1.45%	1.25%	1.55%
Portfolio turnover rate (e)	24%	22%	16%	13%	80%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$54.48	$46.46	$52.97	$37.81	$36.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	0.82	0.76	0.68	0.72
Net realized and unrealized gain (loss) (b)	11.84	8.02	(6.51)	15.15	1.35
Total from investment operations	12.72	8.84	(5.75)	15.83	2.07
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.01	(0.02)
Contribution from affiliate	—	—	—	0.00(c)	—
Other capital	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.88)	(0.82)	(0.77)	(0.68)	(0.73)
Net asset value, end of period	$66.32	$54.48	$46.46	$52.97	$37.81
Total return (d)	23.52%	19.26%	(11.02)%	42.13%	5.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,578,278	$6,540,117	$5,117,088	$5,182,681	$3,391,957
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.03%	0.03%	0.03%
Net investment income (loss)	1.50%	1.67%	1.41%	1.48%	1.93%
Portfolio turnover rate (e)	3%	2%	1%	3%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Portfolio S&P Sector Neutral Dividend ETF
For the Period 9/12/23*- 6/30/24
Net asset value, beginning of period	$30.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80
Net realized and unrealized gain (loss) (b)	4.29
Total from investment operations	5.09
Net equalization credits and charges (a)	0.03
Distributions to shareholders from:
Net investment income	(0.75)
Net asset value, end of period	$34.43
Total return (c)	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,852
Ratios to average net assets:
Total expenses	0.05%(d)
Net investment income (loss)	3.08%(d)
Portfolio turnover rate (e)	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$121.58	$100.60	$132.28	$87.61	$104.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.55	0.49	0.77	1.01
Net realized and unrealized gain (loss) (b)	18.39	21.01	(31.72)	44.88	(16.37)
Total from investment operations	19.24	21.56	(31.23)	45.65	(15.36)
Net equalization credits and charges (a)	(0.02)	(0.01)	0.00(c)	(0.02)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.79)	(0.57)	(0.45)	(0.96)	(1.04)
Net asset value, end of period	$140.01	$121.58	$100.60	$132.28	$87.61
Total return (d)	15.85%	21.49%	(23.65)%	52.23%	(14.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,114,116	$1,537,931	$1,229,876	$1,418,716	$1,368,843
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.65%	0.50%	0.42%	0.71%	1.01%
Portfolio turnover rate (e)	36%	26%	38%	26%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$35.99	$43.89	$51.31	$31.57	$43.45
Income (loss) from investment operations:
Net investment income (loss) (a)	1.33	1.21	1.15	1.16	1.09
Net realized and unrealized gain (loss) (b)	10.36	(7.82)	(7.26)	19.71	(11.95)
Total from investment operations	11.69	(6.61)	(6.11)	20.87	(10.86)
Net equalization credits and charges (a)	0.05	(0.01)	(0.06)	0.01	0.02
Distributions to shareholders from:
Net investment income	(1.35)	(1.28)	(1.25)	(1.14)	(1.04)
Net asset value, end of period	$46.38	$35.99	$43.89	$51.31	$31.57
Total return (c)	32.98%	(15.33)%	(12.36)%	67.13%	(25.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,444,706	$1,351,476	$2,075,901	$3,355,683	$1,307,007
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	3.14%	2.75%	2.19%	2.60%	2.74%
Portfolio turnover rate (d)	42%	34%	37%	41%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$83.25	$74.24	$135.54	$112.03	$87.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	(0.09)	(0.17)	0.24	0.01
Net realized and unrealized gain (loss) (b)	9.56	9.10	(61.02)	23.57	24.22
Total from investment operations	9.59	9.01	(61.19)	23.81	24.23
Net equalization credits and charges (a)	0.01	0.00(c)	(0.11)	(0.00)(c)	0.00(c)
Other capital	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.13)	(0.00)(c)	—	(0.30)	(0.02)
Net asset value, end of period	$92.72	$83.25	$74.24	$135.54	$112.03
Total return (d)	11.53%	12.15%	(45.23)%	21.27%	27.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,916,986	$6,445,876	$6,844,470	$7,254,733	$5,402,647
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.04%	(0.11)%	(0.17)%	0.18%	0.01%
Portfolio turnover rate (e)	90%	65%	64%	74%	66%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$122.61	$118.68	$122.33	$91.25	$100.96
Income (loss) from investment operations:
Net investment income (loss) (a)	3.24	3.35	3.25	3.28	2.84
Net realized and unrealized gain (loss) (b)	4.67	3.76	(3.57)	31.05	(9.68)
Total from investment operations	7.91	7.11	(0.32)	34.33	(6.84)
Net equalization credits and charges (a)	(0.03)	0.01	0.02	(0.01)	(0.04)
Distributions to shareholders from:
Net investment income	(3.34)	(3.19)	(3.35)	(3.24)	(2.83)
Net asset value, end of period	$127.15	$122.61	$118.68	$122.33	$91.25
Total return (c)	6.52%	6.06%	(0.28)%	38.17%	(6.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,708,802	$22,057,452	$20,591,731	$19,670,957	$15,197,866
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.63%	2.71%	2.61%	3.06%	2.89%
Portfolio turnover rate (d)	55%	29%	24%	22%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$80.29	$54.70	$73.23	$43.92	$41.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	0.70	0.51	0.43	0.43
Net realized and unrealized gain (loss) (b)	20.72	25.57	(18.48)	29.30	2.20
Total from investment operations	21.42	26.27	(17.97)	29.73	2.63
Net equalization credits and charges (a)	0.01	0.02	(0.04)	(0.00)(c)	0.03
Contribution from affiliate (Note 4)	0.10	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.69)	(0.70)	(0.52)	(0.42)	(0.43)
Net asset value, end of period	$101.13	$80.29	$54.70	$73.23	$43.92
Total return (d)	26.90%(e)	48.39%	(24.73)%	67.87%	6.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,744,452	$1,328,722	$886,171	$1,962,481	$799,294
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.76%	1.08%	0.70%	0.70%	1.01%
Portfolio turnover rate (f)	45%	27%	21%	24%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2024, the total return would have been 26.80%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$128.79	$119.42	$96.74	$52.22	$108.92
Income (loss) from investment operations:
Net investment income (loss) (b)	3.22	3.83	2.07	1.37	1.46
Net realized and unrealized gain (loss) (c)	16.97	9.69	22.83	44.56	(56.76)
Total from investment operations	20.19	13.52	24.90	45.93	(55.30)
Net equalization credits and charges (b)	0.02	(0.26)	(0.14)	(0.02)	0.02
Other capital	—	(0.00)(d)	—	—	—
Distributions to shareholders from:
Net investment income	(3.35)	(3.89)	(2.08)	(1.39)	(1.42)
Net asset value, end of period	$145.65	$128.79	$119.42	$96.74	$52.22
Total return (e)	15.74%	11.22%	25.79%	89.34%	(50.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,488,401	$3,226,153	$4,072,300	$4,125,993	$2,067,927
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.25%	2.85%	1.88%	2.07%	2.13%
Portfolio turnover rate (f)	36%	29%	42%	71%	41%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.82	$58.09	$65.50	$38.41	$53.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.55	1.53	1.42	1.44	1.37
Net realized and unrealized gain (loss) (b)	8.34	(17.44)	(7.33)	26.99	(15.21)
Total from investment operations	9.89	(15.91)	(5.91)	28.43	(13.84)
Net equalization credits and charges (a)	(0.04)	0.18	(0.07)	0.08	0.11
Distributions to shareholders from:
Net investment income	(1.58)	(1.54)	(1.43)	(1.42)	(1.39)
Net asset value, end of period	$49.09	$40.82	$58.09	$65.50	$38.41
Total return (c)	24.30%	(27.47)%	(9.37)%	75.38%	(25.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,712,298	$2,904,657	$3,064,455	$5,092,879	$1,208,104
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	3.31%	2.84%	2.08%	2.47%	2.79%
Portfolio turnover rate (d)	51%	61%	44%	50%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The SPDR Portfolio S& P Sector Neutral Dividend ETF was formed on September 11, 2023 and commenced operations on September 12, 2023.
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF and the SPDR Portfolio S&P Sector Neutral Dividend ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
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at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
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Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2024, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Dow Jones REIT ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 500 ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 500 High Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 600 Small Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P Oil & Gas Exploration & Production ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
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A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
The SPDR S&P Dividend ETF Fund has entered into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the year ended June 30, 2024, the Fund entered into total return swap contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$123,219	$—	$123,219
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	517,464	—	517,464
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	233,932	—	233,932
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	31,389	—	31,389
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	263,043	—	263,043
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	272,092	—	272,092
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	$—	$—	$—	$11,602	$—	$11,602

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	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$717,057	$—	$717,057
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	15,837,707	—	15,837,707
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	8,493,535	—	8,493,535
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	658,920	—	658,920
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	5,119,079	—	5,119,079
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	8,850,245	—	8,850,245
Swap Contracts	—	—	—	1,992,539	—	1,992,539
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	647,985	—	647,985
SPDR S&P Regional Banking ETF
Swap Contracts	—	—	—	(408,668)	—	(408,668)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(99,332)	$—	$(99,332)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(1,899,992)	—	(1,899,992)
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	(1,133,671)	—	(1,133,671)
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(18,163)	—	(18,163)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(370,545)	—	(370,545)
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(2,505,632)	—	(2,505,632)
Swap Contracts	—	—	—	(6,659,869)	—	(6,659,869)
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	191,760	—	191,760
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
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average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.03(1)
SPDR Portfolio S&P 500 ETF	0.02(1)
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.03(1)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
(1)	Effective August 1, 2023 the Management Fee was reduced for the following Funds as follows: SPDR Portfolio S&P 400 Mid Cap ETF from 0.05% to 0.03%, SPDR Portfolio S&P 500 ETF from 0.03% to 0.02% and SPDR Portfolio S&P 600 Small Cap ETF from 0.05% to 0.03%.
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
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In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Schedules of Investments.
During the year ended June 30, 2024, the Adviser made a contribution of $1,774,131 to the SPDR S&P Homebuilders ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$58,314,019	$67,543,652
SPDR Portfolio S&P 400 Mid Cap ETF	1,657,296,906	1,665,917,189
SPDR Portfolio S&P 500 ETF	679,320,854	724,119,164
SPDR Portfolio S&P 500 Growth ETF	7,020,622,600	7,001,380,738
SPDR Portfolio S&P 500 High Dividend ETF	3,101,235,904	2,779,741,098
SPDR Portfolio S&P 500 Value ETF	6,144,639,927	6,112,217,819
SPDR Portfolio S&P 600 Small Cap ETF	2,270,598,608	2,211,594,705
SPDR Portfolio S&P 1500 Composite Stock Market ETF	200,938,899	189,110,788
SPDR Portfolio S&P Sector Neutral Dividend ETF	995,264	980,435
SPDR S&P Aerospace & Defense ETF	662,949,834	658,055,776
SPDR S&P Bank ETF	609,819,733	611,451,678
SPDR S&P Biotech ETF	5,994,286,464	5,858,440,729
SPDR S&P Dividend ETF	12,248,599,560	11,200,866,034
SPDR S&P Homebuilders ETF	705,885,589	706,729,657
SPDR S&P Oil & Gas Exploration & Production ETF	1,316,714,146	1,319,086,602
SPDR S&P Regional Banking ETF	1,472,344,185	1,470,095,012
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For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$1,237,065,045	$1,204,009,926	$26,240,445
SPDR Portfolio S&P 400 Mid Cap ETF	3,138,678,429	727,076,487	355,590,957
SPDR Portfolio S&P 500 ETF	16,603,499,429	1,780,274,639	695,464,045
SPDR Portfolio S&P 500 Growth ETF	6,735,883,171	2,032,646,714	737,368,927
SPDR Portfolio S&P 500 High Dividend ETF	856,992,186	2,278,405,223	195,446,700
SPDR Portfolio S&P 500 Value ETF	8,734,004,039	5,741,171,735	1,885,313,914
SPDR Portfolio S&P 600 Small Cap ETF	3,091,052,886	1,118,745,472	367,077,705
SPDR Portfolio S&P 1500 Composite Stock Market ETF	906,636,321	402,351,572	189,546,918
SPDR Portfolio S&P Sector Neutral Dividend ETF	5,943,901	674,747	74,252
SPDR S&P Aerospace & Defense ETF	972,411,123	677,310,520	237,554,109
SPDR S&P Bank ETF	2,267,022,863	2,493,566,851	123,208,091
SPDR S&P Biotech ETF	13,472,275,764	13,733,127,268	1,706,218,075
SPDR S&P Dividend ETF	234,277,472	3,657,809,936	554,666,952
SPDR S&P Homebuilders ETF	4,869,537,996	4,793,812,482	455,015,052
SPDR S&P Oil & Gas Exploration & Production ETF	6,980,126,944	7,147,208,573	403,194,050
SPDR S&P Regional Banking ETF	8,978,160,796	9,755,716,549	421,509,906
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
SPDR Portfolio S&P Sector Neutral Dividend ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, swap contracts, passive foreign investment companies, partnerships, corporate actions, futures contracts mark to market, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$53,054,560	$—	$53,054,560
SPDR Portfolio S&P 400 Mid Cap ETF	128,490,199	—	128,490,199
SPDR Portfolio S&P 500 ETF	422,265,120	—	422,265,120
SPDR Portfolio S&P 500 Growth ETF	203,965,781	—	203,965,781
SPDR Portfolio S&P 500 High Dividend ETF	310,151,950	—	310,151,950
SPDR Portfolio S&P 500 Value ETF	410,627,405	—	410,627,405
SPDR Portfolio S&P 600 Small Cap ETF	166,855,202	—	166,855,202
SPDR Portfolio S&P 1500 Composite Stock Market ETF	111,412,114	—	111,412,114
SPDR Portfolio S&P Sector Neutral Dividend ETF	102,092	—	102,092
SPDR S&P Aerospace & Defense ETF	11,499,663	—	11,499,663
SPDR S&P Bank ETF	46,636,959	—	46,636,959
SPDR S&P Biotech ETF	9,319,348	—	9,319,348
SPDR S&P Dividend ETF	552,178,299	—	552,178,299
SPDR S&P Homebuilders ETF	12,006,378	—	12,006,378
SPDR S&P Oil & Gas Exploration & Production ETF	84,133,859	—	84,133,859
SPDR S&P Regional Banking ETF	94,537,699	—	94,537,699
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 59,848,485	$ —	$ 59,848,485
SPDR Portfolio S&P 400 Mid Cap ETF	94,878,855	—	94,878,855
SPDR Portfolio S&P 500 ETF	259,368,415	—	259,368,415
SPDR Portfolio S&P 500 Growth ETF	173,909,356	—	173,909,356
SPDR Portfolio S&P 500 High Dividend ETF	331,882,313	—	331,882,313
SPDR Portfolio S&P 500 Value ETF	309,828,409	—	309,828,409
SPDR Portfolio S&P 600 Small Cap ETF	80,915,674	—	80,915,674
SPDR Portfolio S&P 1500 Composite Stock Market ETF	95,739,344	—	95,739,344
SPDR S&P Aerospace & Defense ETF	7,062,064	—	7,062,064
SPDR S&P Bank ETF	49,427,639	—	49,427,639
SPDR S&P Biotech ETF	202,133	—	202,133
SPDR S&P Dividend ETF	585,912,064	—	585,912,064
SPDR S&P Homebuilders ETF	10,744,968	—	10,744,968
SPDR S&P Oil & Gas Exploration & Production ETF	111,292,039	—	111,292,039
SPDR S&P Regional Banking ETF	95,585,698	—	95,585,698
127

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones REIT ETF	$—	$(250,169,164)	$—	$(337,512,245)	$(587,681,409)
SPDR Portfolio S&P 400 Mid Cap ETF	311,599	(440,643,399)	—	1,194,379,240	754,047,440
SPDR Portfolio S&P 500 ETF	—	(355,683,943)	—	7,044,857,053	6,689,173,110
SPDR Portfolio S&P 500 Growth ETF	—	(2,858,528,711)	—	8,143,797,697	5,285,268,986
SPDR Portfolio S&P 500 High Dividend ETF	—	(1,426,413,448)	—	(319,265,525)	(1,745,678,973)
SPDR Portfolio S&P 500 Value ETF	—	(1,474,562,472)	—	1,456,281,557	(18,280,915)
SPDR Portfolio S&P 600 Small Cap ETF	1,907,993	(1,079,916,739)	—	726,521,626	(351,487,120)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	—	(122,170,452)	—	2,595,468,222	2,473,297,770
SPDR Portfolio S&P Sector Neutral Dividend ETF	3,159	(8,407)	—	485,232	479,984
SPDR S&P Aerospace & Defense ETF	587,906	(608,723,842)	—	351,776,545	(256,359,391)
SPDR S&P Bank ETF	37,079	(1,442,939,080)	—	(89,131,123)	(1,532,033,124)
SPDR S&P Biotech ETF	—	(10,675,112,884)	—	(393,170,072)	(11,068,282,956)
SPDR S&P Dividend ETF	60,187,018	(3,364,235,979)	—	1,107,447,320	(2,196,601,641)
SPDR S&P Homebuilders ETF	1,773,237	(972,408,955)	—	(59,190,988)	(1,029,826,706)
SPDR S&P Oil & Gas Exploration & Production ETF	10,559,733	(5,345,399,266)	—	(244,283,327)	(5,579,122,860)
SPDR S&P Regional Banking ETF	1,676,965	(2,762,049,033)	—	(197,532,793)	(2,957,904,861)
As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$50,065,132	$200,104,032
SPDR Portfolio S&P 400 Mid Cap ETF	75,916,694	364,726,705
SPDR Portfolio S&P 500 ETF	129,373,261	226,310,682
SPDR Portfolio S&P 500 Growth ETF	1,308,096,969	1,550,431,742
SPDR Portfolio S&P 500 High Dividend ETF	691,133,106	735,280,342
SPDR Portfolio S&P 500 Value ETF	472,546,979	1,002,015,493
SPDR Portfolio S&P 600 Small Cap ETF	274,807,725	805,109,014
SPDR Portfolio S&P 1500 Composite Stock Market ETF	23,490,670	98,679,782
SPDR Portfolio S&P Sector Neutral Dividend ETF	8,407	—
SPDR S&P Aerospace & Defense ETF	276,393,775	332,330,067
SPDR S&P Bank ETF	489,636,427	953,302,653
SPDR S&P Biotech ETF	5,319,967,647	5,355,145,237
SPDR S&P Dividend ETF	1,174,802,059	2,189,433,920
SPDR S&P Homebuilders ETF	532,039,334	440,369,621
SPDR S&P Oil & Gas Exploration & Production ETF	2,356,838,487	2,988,560,779
SPDR S&P Regional Banking ETF	1,119,755,544	1,642,293,489
128

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$1,741,567,537	$13,389,882	$350,902,127	$(337,512,245)
SPDR Portfolio S&P 400 Mid Cap ETF	9,210,883,937	1,700,174,573	505,795,335	1,194,379,238
SPDR Portfolio S&P 500 ETF	32,792,652,568	8,216,772,096	1,171,915,043	7,044,857,053
SPDR Portfolio S&P 500 Growth ETF	20,796,047,556	8,463,599,001	319,801,304	8,143,797,697
SPDR Portfolio S&P 500 High Dividend ETF	6,235,244,830	264,419,947	583,685,472	(319,265,525)
SPDR Portfolio S&P 500 Value ETF	20,038,115,368	2,328,930,049	872,648,492	1,456,281,557
SPDR Portfolio S&P 600 Small Cap ETF	10,235,558,864	1,758,055,929	1,031,533,893	726,522,036
SPDR Portfolio S&P 1500 Composite Stock Market ETF	6,029,457,900	2,988,185,473	392,717,223	2,595,468,250
SPDR Portfolio S&P Sector Neutral Dividend ETF	5,359,852	612,025	126,793	485,232
SPDR S&P Aerospace & Defense ETF	1,923,285,768	386,979,280	35,202,735	351,776,545
SPDR S&P Bank ETF	1,560,754,232	40,947,470	130,078,593	(89,131,123)
SPDR S&P Biotech ETF	7,842,261,999	362,129,391	755,299,463	(393,170,072)
SPDR S&P Dividend ETF	18,676,545,088	1,995,111,708	887,664,388	1,107,447,320
SPDR S&P Homebuilders ETF	1,861,627,089	30,304,670	89,495,658	(59,190,988)
SPDR S&P Oil & Gas Exploration & Production ETF	3,864,575,598	38,018,184	282,301,511	(244,283,327)
SPDR S&P Regional Banking ETF	2,918,442,873	28,421,570	225,954,363	(197,532,793)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
129

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 3,510,772	$ 3,521,807	$ 95,625	$ 3,617,432
SPDR Portfolio S&P 400 Mid Cap ETF	666,220,732	380,676,390	302,265,693	682,942,083
SPDR Portfolio S&P 500 ETF	209,882,934	150,685,702	66,460,929	217,146,631
SPDR Portfolio S&P 500 Growth ETF	28,959,175	15,106,095	14,124,660	29,230,755
SPDR Portfolio S&P 500 Value ETF	71,287,378	57,581,983	15,175,070	72,757,053
SPDR Portfolio S&P 600 Small Cap ETF	845,010,698	751,498,526	114,565,201	866,063,727
SPDR Portfolio S&P 1500 Composite Stock Market ETF	106,697,727	52,623,778	56,773,456	109,397,234
SPDR S&P Aerospace & Defense ETF	202,088,801	160,660,356	47,884,703	208,545,059
SPDR S&P Bank ETF	68,963,171	29,664,528	39,411,030	69,075,558
SPDR S&P Biotech ETF	892,979,107	531,386,578	392,183,371	923,569,949
SPDR S&P Dividend ETF	249,753,029	104,487,153	150,009,002	254,496,155
SPDR S&P Homebuilders ETF	57,769,273	59,676,717	—	59,676,717
SPDR S&P Oil & Gas Exploration & Production ETF	221,960,119	132,864,402	95,393,916	228,258,318
SPDR S&P Regional Banking ETF	73,362,571	14,117,136	59,365,219	73,482,355
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$3,521,807	$—	$—	$—	$3,521,807	$3,521,807
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	380,676,390	—	—	—	380,676,390	380,676,390
SPDR Portfolio S&P 500 ETF	Common Stocks	150,685,702	—	—	—	150,685,702	150,685,702
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	15,106,095	—	—	—	15,106,095	15,106,095
SPDR Portfolio S&P 500 Value ETF	Common Stocks	57,581,983	—	—	—	57,581,983	57,581,983
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	751,498,526	—	—	—	751,498,526	751,498,526
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	52,623,778	—	—	—	52,623,778	52,623,778
SPDR S&P Aerospace & Defense ETF	Common Stocks	160,660,356	—	—	—	160,660,356	160,660,356
SPDR S&P Bank ETF	Common Stocks	29,664,528	—	—	—	29,664,528	29,664,528
SPDR S&P Biotech ETF	Common Stocks	531,386,578	—	—	—	531,386,578	531,386,578
SPDR S&P Dividend ETF	Common Stocks	104,487,153	—	—	—	104,487,153	104,487,153
SPDR S&P Homebuilders ETF	Common Stocks	59,676,717	—	—	—	59,676,717	59,676,717
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	132,864,402	—	—	—	132,864,402	132,864,402
SPDR S&P Regional Banking ETF	Common Stocks	14,117,136	—	—	—	14,117,136	14,117,136
130

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Reorganization
On June 9, 2023, SPDR Portfolio S&P 600 Small Cap ETF (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SPDR S&P 600 Small Cap ETF (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
131

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of the Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SPDR Portfolio S&P 600 Small Cap ETF	44,960,263	$1,724,236,383	$5,689,256,430	$7,413,492,813
Assuming the acquisition had been completed on July 1, 2022, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:
Net Investment income (loss)	$112,087,193
Total net realized and change in unrealized gain (loss)	$461,929,420
Net increase (decrease) in net assets resulting from operations	$574,016,613
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
132

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P Sector Neutral Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P Sector Neutral Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF, and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (sixteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (sixteen of the funds constituting SPDR® Series Trust) at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
SPDR Portfolio S&P Sector Neutral Dividend ETF	For the period from September 12, 2023 (commencement of operations) through June 30, 2024
SPDR Dow Jones REIT ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
133

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual Fund constituting the SSGA Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
SPDR S&P Regional Banking ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2024
134

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OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
135

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain
136

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
137

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 6, 2024